UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.85%

EXCHANGE-TRADED FUNDS — 99.85%
iShares MSCI EAFE ETF[a]	41,525	$2,649,295

		2,649,295

TOTAL INVESTMENT COMPANIES
(Cost: $2,396,072)		2,649,295

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[b,c]	1,317	1,317

		1,317

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,317)		1,317

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $2,397,389)[d]		2,650,612
Other Assets, Less Liabilities — 0.10%		2,595

NET ASSETS — 100.00%		$2,653,207

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,398,852. Net unrealized appreciation was $251,760, of which $253,223 represented gross unrealized appreciation on securities and $1,463 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI EAFE ETF	41,122	2,479	(2,076)	41,525	$2,649,295	$25,173	$3,066

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

April 30, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of April 30, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	65,000	USD	48,565	MS	05/08/2017	$101
CHF	53,000	USD	53,046	MS	05/08/2017	236
DKK	74,000	USD	10,649	MS	05/08/2017	191
EUR	160,000	USD	171,214	MS	05/08/2017	3,117
GBP	275,000	USD	352,485	MS	05/08/2017	3,746
HKD	652,000	USD	83,830	MS	05/08/2017	1
ILS	17,000	USD	4,693	MS	05/08/2017	2
SEK	159,000	USD	17,816	MS	05/08/2017	140
SGD	11,000	USD	7,869	MS	05/08/2017	5
USD	49,693	AUD	65,000	MS	05/08/2017	1,027
USD	83,969	HKD	652,000	MS	05/08/2017	137
USD	8,282	NOK	71,000	MS	05/08/2017	12
USD	3,492	NZD	5,000	MS	05/08/2017	60
USD	25,060	SGD	35,000	MS	05/08/2017	7
GBP	95,000	USD	123,111	MS	06/07/2017	50
ILS	5,000	USD	1,382	MS	06/07/2017	—
SEK	163,000	USD	18,425	MS	06/07/2017	11
USD	117,387	CHF	116,000	MS	06/07/2017	558
USD	21,661	DKK	147,000	MS	06/07/2017	94
USD	424,126	EUR	387,000	MS	06/07/2017	1,854
USD	306,220	JPY	34,085,000	MS	06/07/2017	41
USD	8,330	NOK	71,000	MS	06/07/2017	57
USD	2,058	NZD	3,000	MS	06/07/2017	—
USD	37,855	SEK	333,000	MS	06/07/2017	193
USD	17,202	SGD	24,000	MS	06/07/2017	18

						11,658

CHF	114,000	USD	115,167	MS	05/08/2017	(560)
DKK	147,000	USD	21,629	MS	05/08/2017	(95)
EUR	378,000	USD	413,723	MS	05/08/2017	(1,868)
JPY	51,659,000	USD	463,793	MS	05/08/2017	(277)
NOK	71,000	USD	8,327	MS	05/08/2017	(57)
NZD	5,000	USD	3,461	MS	05/08/2017	(28)
SEK	333,000	USD	37,800	MS	05/08/2017	(194)
SGD	24,000	USD	17,198	MS	05/08/2017	(19)
USD	167,147	CHF	167,000	MS	05/08/2017	(741)
USD	31,798	DKK	221,000	MS	05/08/2017	(577)
USD	575,829	EUR	538,000	MS	05/08/2017	(10,357)
USD	343,679	GBP	275,000	MS	05/08/2017	(12,552)
USD	4,685	ILS	17,000	MS	05/08/2017	(9)
USD	462,278	JPY	51,659,000	MS	05/08/2017	(1,239)
USD	55,210	SEK	492,000	MS	05/08/2017	(352)
NOK	2,000	USD	233	MS	06/07/2017	—
USD	97,858	AUD	131,000	MS	06/07/2017	(171)
USD	1,174	DKK	8,000	MS	06/07/2017	—
USD	241,085	GBP	186,000	MS	06/07/2017	(52)
USD	85,811	HKD	667,000	MS	06/07/2017	(1)
USD	4,697	ILS	17,000	MS	06/07/2017	(2)
USD	154,455	JPY	17,195,000	MS	06/07/2017	(4)

						(29,155)

			Net unrealized depreciation			$(17,497)

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

April 30, 2017

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund's website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund's investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,649,295	$—	$—	$2,649,295
Money market funds	1,317	—	—	1,317

Total	$2,650,612	$—	$—	$2,650,612

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$11,658	$—	$11,658
Liabilities:
Forward currency contracts	—	(29,155)	—	(29,155)

Total	$—	$(17,497)	$—	$(17,497)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

3

Schedule of Investments  (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.89%

AIRLINES — 0.34%
Air China Ltd. Class H	11,846,000	$10,494,171

		10,494,171
AUTOMOBILES — 2.28%
Byd Co. Ltd. Class Ha	4,454,500	26,260,047
Great Wall Motor Co. Ltd. Class H	20,118,000	21,831,543
Guangzhou Automobile Group Co. Ltd. Class H	14,366,000	22,350,046

		70,441,636
BANKS — 30.28%
Agricultural Bank of China Ltd. Class H	167,594,000	77,358,867
Bank of China Ltd. Class H	333,951,000	161,875,561
Bank of Communications Co. Ltd. Class H	52,268,200	40,255,160
China CITIC Bank Corp. Ltd. Class H	54,094,000	34,288,872
China Construction Bank Corp. Class H	348,489,320	283,180,758
China Everbright Bank Co. Ltd. Class H	21,401,000	10,043,478
China Merchants Bank Co. Ltd. Class H	24,732,438	64,235,556
China Minsheng Banking Corp. Ltd. Class H	42,304,000	41,664,617
Industrial & Commercial Bank of China Ltd. Class H	311,206,995	203,268,579
Postal Savings Bank of China Co. Ltd. Class Hb,c	31,557,000	20,530,684

		936,702,132
CAPITAL MARKETS — 5.58%
China Cinda Asset Management Co. Ltd. Class H	61,929,000	23,569,098
China Galaxy Securities Co. Ltd. Class H	23,957,000	21,869,959
China Huarong Asset Management Co. Ltd. Class Hb,c	40,575,000	17,111,558

Security	Shares	Value
CITIC Securities Co. Ltd. Class H	14,788,000	$31,030,358
GF Securities Co. Ltd. Class H	10,051,800	20,807,836
Haitong Securities Co. Ltd. Class H	22,130,400	36,535,199
Huatai Securities Co. Ltd. Class Hc	11,157,800	21,634,014

		172,558,022
CONSTRUCTION & ENGINEERING — 2.74%
China Communications Construction Co. Ltd. Class H	28,738,000	39,536,435
China Railway Construction Corp. Ltd. Class H	12,264,000	17,156,087
China Railway Group Ltd. Class H	24,851,000	21,088,466
Metallurgical Corp. of China Ltd. Class H	18,635,000	6,900,476

		84,681,464
CONSTRUCTION MATERIALS — 0.88%
Anhui Conch Cement Co. Ltd. Class Ha	7,761,000	27,192,014

		27,192,014
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.21%
China Telecom Corp. Ltd. Class H	105,062,000	51,331,795
China Unicom Hong Kong Ltd.	37,306,000	48,158,127

		99,489,922
ELECTRICAL EQUIPMENT — 0.28%
Shanghai Electric Group Co. Ltd. Class Ha,b	18,332,000	8,650,338

		8,650,338
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.25%
CGN Power Co. Ltd. Class Hc	64,898,000	19,609,041
Huaneng Power International Inc. Class H	27,458,000	18,958,343

		38,567,384
INDUSTRIAL CONGLOMERATES — 2.24%
CITIC Ltd.	32,099,000	46,554,084
Fosun International Ltd.[a]	15,089,000	22,854,038

		69,408,122

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

April 30, 2017

Security	Shares	Value
INSURANCE — 13.77%
China Life Insurance Co. Ltd. Class H	40,890,000	$124,338,448
China Pacific Insurance Group Co. Ltd. Class H	16,752,600	61,926,603
New China Life Insurance Co. Ltd. Class H	5,221,000	25,811,142
People's Insurance Co. Group of China Ltd. (The) Class H	55,073,000	22,730,080
PICC Property & Casualty Co. Ltd. Class H	29,837,700	48,031,579
Ping An Insurance Group Co. of China Ltd. Class H	25,433,000	143,228,317

		426,066,169
INTERNET SOFTWARE & SERVICES — 10.04%
Tencent Holdings Ltd.	9,926,400	310,648,695

		310,648,695
MACHINERY — 0.83%
CRRC Corp. Ltd. Class H	26,385,450	25,749,184

		25,749,184
OIL, GAS & CONSUMABLE FUELS — 12.44%
China Petroleum & Chemical Corp. Class H	151,846,600	122,999,348
China Shenhua Energy Co. Ltd. Class H	22,059,000	51,449,397
CNOOC Ltd.	97,743,000	113,985,640
PetroChina Co. Ltd. Class H	136,948,000	96,492,474

		384,926,859
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.99%
China Overseas Land & Investment Ltd.	24,890,000	72,325,347
China Resources Land Ltd.	17,545,333	48,727,323
China Vanke Co. Ltd. Class H	8,535,200	21,662,972
Country Garden Holdings Co. Ltd.[a]	44,660,000	42,492,044

		185,207,686
WIRELESS TELECOMMUNICATION SERVICES — 7.74%
China Mobile Ltd.	22,451,500	239,452,260

		239,452,260

TOTAL COMMON STOCKS
(Cost: $3,318,197,483)		3,090,236,058

Security	Shares	Value
RIGHTS — 0.00%

BANKS — 0.00%
Bank of Communications Co. Ltd. (Expires 05/31/17)[b]	104,536	$—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 0.97%

MONEY MARKET FUNDS — 0.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	29,332,980	29,344,713
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	647,678	647,678

		29,992,391

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,980,780)		29,992,391

TOTAL INVESTMENTS IN SECURITIES — 100.86%
(Cost: $3,348,178,263)[g]		3,120,228,449
Other Assets, Less Liabilities — (0.86)%		(26,534,179)

NET ASSETS — 100.00%		$3,093,694,270

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $3,466,344,897. Net unrealized depreciation was $346,116,448, of which $304,573,253 represented gross unrealized appreciation on securities and $650,689,701 represented gross unrealized depreciation on securities.

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

April 30, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of April 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
H-Shares Index	51	May 2017	Hong Kong Futures	$3,358,307	$3,357,683	$(624)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund's website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund's investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2		Level 3	Total
Investments:
Assets:
Common stocks	$3,090,236,058	$—		$—	$3,090,236,058
Rights	—	0	[a]	—	0 [a]
Money market funds	29,992,391	—		—	29,992,391

Total	$3,120,228,449	$0	[a]	$—	$3,120,228,449

Derivative financial instruments[b]:
Liabilities:
Futures contracts	$(624)	$—		$—	$(624)

Total	$(624)	$—		$—	$(624)

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

6

Schedule of Investments  (Unaudited)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.89%

DOMESTIC EQUITY — 43.75%
iShares Core S&P 500 ETF[a,b]	981,908	$235,225,880
iShares Core S&P Mid-Cap ETF[a,b]	112,310	19,383,583
iShares Core S&P Small-Cap ETF[a]	122,642	8,559,185

		263,168,648
DOMESTIC FIXED INCOME — 15.46%
iShares Core Total USD Bond Market ETF[a]	1,096,059	55,756,522
iShares U.S. Credit Bond ETF[a]	143,182	15,853,111
iShares U.S. Treasury Bond ETF[a,b]	847,966	21,368,743

		92,978,376
INTERNATIONAL EQUITY — 37.94%
iShares Core MSCI Emerging Markets ETF[a]	951,345	46,330,502
iShares Core MSCI Europe ETF[a]	2,381,148	108,806,558
iShares Core MSCI Pacific ETF[a]	1,376,800	73,039,102

		228,176,162
INTERNATIONAL FIXED INCOME — 2.74%
iShares Core International Aggregate Bond ETF[a,b]	316,153	16,455,764

		16,455,764

TOTAL INVESTMENT COMPANIES
(Cost: $556,585,443)		600,778,950

Security	Shares	Value
SHORT-TERM INVESTMENTS — 5.10%

MONEY MARKET FUNDS — 5.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	29,948,381	$29,960,360
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]	741,152	741,152

		30,701,512

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,701,512)		30,701,512

TOTAL INVESTMENTS IN SECURITIES — 104.99%
(Cost: $587,286,955)[f]		631,480,462
Other Assets, Less Liabilities — (4.99)%		(30,029,331)

NET ASSETS — 100.00%		$601,451,131

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $587,955,459. Net unrealized appreciation was $43,525,003, of which $44,930,621 represented gross unrealized appreciation on securities and $1,405,618 represented gross unrealized depreciation on securities.

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

April 30, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased		Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Core International Aggregate Bond ETF	235,884	116,045		(35,776)	316,153	$16,455,764	$218,832	$23,109
iShares Core MSCI Emerging Markets ETF	798,978	305,842		(153,475)	951,345	46,330,502	561,784	269,306
iShares Core MSCI Europe ETF	1,851,933	799,144		(269,929)	2,381,148	108,806,558	844,749	585,003
iShares Core MSCI Pacific ETF	1,127,946	441,307		(192,453)	1,376,800	73,039,102	1,113,013	396,538
iShares Core S&P 500 ETF	788,499	313,990		(120,581)	981,908	235,225,880	3,146,453	5,951,691
iShares Core S&P Mid-Cap ETF	96,738	36,232		(20,660)	112,310	19,383,583	217,507	389,445
iShares Core S&P Small-Cap ETF	52,298	83,667	[a]	(13,323)	122,642	8,559,185	78,502	214,326
iShares Core Total USD Bond Market ETF	810,670	409,408		(124,019)	1,096,059	55,756,522	949,868	42,973
iShares U.S. Credit Bond ETF	110,484	48,935		(16,237)	143,182	15,853,111	322,085	25,360
iShares U.S. Treasury Bond ETF	621,790	322,104		(95,928)	847,966	21,368,743	184,253	18,318

						$600,778,950	$7,637,046	$7,916,069

[a]	Includes 59,776 shares received from a two-for-one stock split.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund's website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund's investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$600,778,950	$—	$—	$600,778,950
Money market funds	30,701,512	—	—	30,701,512

Total	$631,480,462	$—	$—	$631,480,462

8

Schedule of Investments  (Unaudited)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.90%

DOMESTIC EQUITY — 17.38%
iShares Core S&P 500 ETF[a]	223,319	$53,498,300
iShares Core S&P Mid-Cap ETF[a,b]	25,546	4,408,984
iShares Core S&P Small-Cap ETF[a]	27,888	1,946,304

		59,853,588
DOMESTIC FIXED INCOME — 57.31%
iShares Core Total USD Bond Market ETF[a]	2,326,727	118,360,603
iShares U.S. Credit Bond ETF[a]	303,899	33,647,697
iShares U.S. Treasury Bond ETF[a]	1,800,041	45,361,033

		197,369,333
INTERNATIONAL EQUITY — 15.07%
iShares Core MSCI Emerging Markets ETF[a]	216,371	10,537,268
iShares Core MSCI Europe ETF[a]	541,571	24,747,087
iShares Core MSCI Pacific ETF[a]	313,131	16,611,568

		51,895,923
INTERNATIONAL FIXED INCOME — 10.14%
iShares Core International Aggregate Bond ETF[a]	671,166	34,934,190

		34,934,190

TOTAL INVESTMENT COMPANIES (Cost: $335,860,115)		344,053,034

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	381,621	$381,773
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]	389,398	389,398

		771,171

TOTAL SHORT-TERM INVESTMENTS (Cost: $771,171)		771,171

TOTAL INVESTMENTS IN SECURITIES — 100.12%
(Cost: $336,631,286)[f]		344,824,205
Other Assets, Less Liabilities — (0.12)%		(418,208)

NET ASSETS — 100.00%		$344,405,997

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $336,846,517. Net unrealized appreciation was $7,977,688, of which $11,288,598 represented gross unrealized appreciation on securities and $3,310,910 represented gross unrealized depreciation on securities.

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

April 30, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased		Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Core International Aggregate Bond ETF	554,005	231,751		(114,590)	671,166	$34,934,190	$482,746	$74,585
iShares Core MSCI Emerging Markets ETF	201,054	73,276		(57,959)	216,371	10,537,268	128,559	90,468
iShares Core MSCI Europe ETF	466,032	178,262		(102,723)	541,571	24,747,087	193,318	12,198
iShares Core MSCI Pacific ETF	283,848	105,056		(75,773)	313,131	16,611,568	254,700	211,643
iShares Core S&P 500 ETF	198,422	74,355		(49,458)	223,319	53,498,300	755,981	2,868,901
iShares Core S&P Mid-Cap ETF	24,362	8,759		(7,575)	25,546	4,408,984	52,582	181,567
iShares Core S&P Small-Cap ETF	13,172	19,440	[a]	(4,724)	27,888	1,946,304	18,742	62,456
iShares Core Total USD Bond Market ETF	1,903,994	819,983		(397,250)	2,326,727	118,360,603	2,163,947	58,026
iShares U.S. Credit Bond ETF	259,487	99,726		(55,314)	303,899	33,647,697	734,101	32,818
iShares U.S. Treasury Bond ETF	1,460,393	646,983		(307,335)	1,800,041	45,361,033	420,374	1,768

						$344,053,034	$5,205,050	$3,594,430

[a]	Includes 14,012 shares received from a two-for-one stock split.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund's website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund's investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$344,053,034	$—	$—	$344,053,034
Money market funds	771,171	—	—	771,171

Total	$344,824,205	$—	$—	$344,824,205

10

Schedule of Investments  (Unaudited)

iSHARES® CORE GROWTH ALLOCATION ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.88%

DOMESTIC EQUITY — 33.56%
iShares Core S&P 500 ETF[a]	1,186,459	$284,228,118
iShares Core S&P Mid-Cap ETF[a,b]	135,692	23,419,082
iShares Core S&P Small-Cap ETF[a]	148,144	10,338,970

		317,986,170
DOMESTIC FIXED INCOME — 31.62%
iShares Core Total USD Bond Market ETF[a]	3,531,855	179,665,464
iShares U.S. Credit Bond ETF[a]	461,295	51,074,582
iShares U.S. Treasury Bond ETF[a]	2,732,360	68,855,472

		299,595,518
INTERNATIONAL EQUITY — 29.10%
iShares Core MSCI Emerging Markets ETF[a]	1,149,574	55,984,254
iShares Core MSCI Europe ETF[a]	2,877,252	131,476,030
iShares Core MSCI Pacific ETF[a]	1,663,633	88,255,564

		275,715,848
INTERNATIONAL FIXED INCOME — 5.60%
iShares Core International Aggregate Bond ETF[a,b]	1,018,799	53,028,488

		53,028,488

TOTAL INVESTMENT COMPANIES (Cost: $900,607,587)		946,326,024

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.16%

MONEY MARKET FUNDS — 1.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	9,766,698	$9,770,605
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]	1,184,424	1,184,424

		10,955,029

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,955,017)		10,955,029

TOTAL INVESTMENTS IN SECURITIES — 101.04%
(Cost: $911,562,604)[f]		957,281,053
Other Assets, Less Liabilities — (1.04)%		(9,840,484)

NET ASSETS — 100.00%		$947,440,569

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $912,819,062. Net unrealized appreciation was $44,461,991, of which $47,581,656 represented gross unrealized appreciation on securities and $3,119,665 represented gross unrealized depreciation on securities.

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE GROWTH ALLOCATION ETF

April 30, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased		Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Core International Aggregate Bond ETF	820,353	512,476		(314,030)	1,018,799	$53,028,488	$780,454	$216,209
iShares Core MSCI Emerging Markets ETF	1,042,821	542,676		(435,923)	1,149,574	55,984,254	779,558	996,532
iShares Core MSCI Europe ETF	2,417,231	1,349,516		(889,495)	2,877,252	131,476,030	1,172,193	1,232,150
iShares Core MSCI Pacific ETF	1,472,211	781,132		(589,710)	1,663,633	88,255,564	1,544,402	1,197,832
iShares Core S&P 500 ETF	1,029,207	554,776		(397,524)	1,186,459	284,228,118	4,115,182	8,354,609
iShares Core S&P Mid-Cap ETF	126,271	64,380		(54,959)	135,692	23,419,082	284,770	1,019,683
iShares Core S&P Small-Cap ETF	68,314	116,494	[a]	(36,664)	148,144	10,338,970	102,756	542,806
iShares Core Total USD Bond Market ETF	2,822,378	1,797,508		(1,088,031)	3,531,855	179,665,464	3,251,023	429,167
iShares U.S. Credit Bond ETF	384,647	219,135		(142,487)	461,295	51,074,582	1,104,769	268,345
iShares U.S. Treasury Bond ETF	2,164,828	1,408,748		(841,216)	2,732,360	68,855,472	631,951	134,178

						$946,326,024	$13,767,058	$14,391,511

[a]	Includes 76,076 shares received from a two-for-one stock split.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund's website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund's investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$946,326,024	$—	$—	$946,326,024
Money market funds	10,955,029	—	—	10,955,029

Total	$957,281,053	$—	$—	$957,281,053

12

Schedule of Investments  (Unaudited)

iSHARES® CORE MODERATE ALLOCATION ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.83%

DOMESTIC EQUITY — 22.89%
iShares Core S&P 500 ETF[a,b]	560,546	$134,284,400
iShares Core S&P Mid-Cap ETF[a,b]	64,109	11,064,572
iShares Core S&P Small-Cap ETF[a]	70,016	4,886,417

		150,235,389
DOMESTIC FIXED INCOME — 48.51%
iShares Core Total USD Bond Market ETF[a]	3,754,318	190,982,157
iShares U.S. Credit Bond ETF[a]	490,377	54,294,541
iShares U.S. Treasury Bond ETF[a,b]	2,904,469	73,192,619

		318,469,317
INTERNATIONAL EQUITY — 19.84%
iShares Core MSCI Emerging Markets ETF[a]	543,103	26,449,116
iShares Core MSCI Europe ETF[a,b]	1,359,329	62,114,539
iShares Core MSCI Pacific ETF[a,b]	785,957	41,694,940

		130,258,595
INTERNATIONAL FIXED INCOME — 8.59%
iShares Core International Aggregate Bond ETF[a,b]	1,082,963	56,368,224

		56,368,224

TOTAL INVESTMENT COMPANIES (Cost: $633,710,446)		655,331,525

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.77%

MONEY MARKET FUNDS — 2.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	16,988,413	$16,995,208
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]	1,163,418	1,163,418

		18,158,626

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,158,626)		18,158,626

TOTAL INVESTMENTS IN SECURITIES — 102.60% (Cost: $651,869,072)[f]		673,490,151
Other Assets, Less Liabilities — (2.60)%		(17,057,083)

NET ASSETS — 100.00%		$656,433,068

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $652,596,060. Net unrealized appreciation was $20,894,091, of which $24,287,601 represented gross unrealized appreciation on securities and $3,393,510 represented gross unrealized depreciation on securities.

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MODERATE ALLOCATION ETF

April 30, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased		Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Core International Aggregate Bond ETF	868,700	462,043		(247,780)	1,082,963	$56,368,224	$799,665	$152,468
iShares Core MSCI Emerging Markets ETF	490,409	221,953		(169,259)	543,103	26,449,116	348,242	346,921
iShares Core MSCI Europe ETF	1,136,679	547,843		(325,193)	1,359,329	62,114,539	523,642	402,166
iShares Core MSCI Pacific ETF	692,318	319,680		(226,041)	785,957	41,694,940	689,906	584,427
iShares Core S&P 500 ETF	483,967	227,229		(150,650)	560,546	134,284,400	1,918,546	3,640,324
iShares Core S&P Mid-Cap ETF	59,428	26,326		(21,645)	64,109	11,064,572	133,047	421,457
iShares Core S&P Small-Cap ETF	32,159	52,139	[a]	(14,282)	70,016	4,886,417	47,801	209,878
iShares Core Total USD Bond Market ETF	2,985,436	1,627,613		(858,731)	3,754,318	190,982,157	3,421,684	301,175
iShares U.S. Credit Bond ETF	406,884	197,405		(113,912)	490,377	54,294,541	1,163,525	183,462
iShares U.S. Treasury Bond ETF	2,289,863	1,278,741		(664,135)	2,904,469	73,192,619	665,405	134,039

						$655,331,525	$9,711,463	$6,376,317

[a]	Includes 35,890 shares received from a two-for-one stock split.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund's website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund's investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$655,331,525	$—	$—	$655,331,525
Money market funds	18,158,626	—	—	18,158,626

Total	$673,490,151	$—	$—	$673,490,151

14

Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.74%
AUSTRALIA — 7.20%
Abacus Property Group	650,662	$1,678,761
Adelaide Brighton Ltd.	710,839	3,147,077
AGL Energy Ltd.	1,057,194	21,157,052
Ainsworth Game Technology Ltd.[a]	425,188	591,437
ALS Ltd.	820,994	3,837,376
Altium Ltd.	214,058	1,312,682
Alumina Ltd.	3,847,191	5,293,902
Amcor Ltd./Australia	1,780,194	20,915,000
AMP Ltd.	4,529,328	18,155,696
Ansell Ltd.	230,137	4,096,168
APA Group	1,733,500	11,875,001
APN News & Media Ltd.	527,958	983,135
APN Outdoor Group Ltd.	301,597	1,229,243
ARB Corp. Ltd.	137,472	1,592,502
Ardent Leisure Group	757,928	1,150,637
Aristocrat Leisure Ltd.	840,314	12,342,338
Arrium Ltd.[a,b]	3,868,598	29
Asaleo Care Ltd.	804,005	1,079,288
ASX Ltd.	297,143	11,270,913
Aurizon Holdings Ltd.	3,137,375	12,083,368
AusNet Services	2,938,649	3,845,919
Australia & New Zealand Banking Group Ltd.	4,491,601	110,042,238
Australian Agricultural Co. Ltd.[a,b]	941,433	1,214,487
Australian Pharmaceutical Industries Ltd.	764,326	1,274,670
Automotive Holdings Group Ltd.[a]	476,943	1,330,423
Aveo Group	799,667	1,883,797
AWE Ltd.[b]	1,350,601	459,571
Bank of Queensland Ltd.	577,377	5,168,541
Bapcor Ltd.	428,598	1,676,356
Beach Energy Ltd.	2,582,224	1,419,370
Bega Cheese Ltd.	268,689	1,205,634
Bellamy's Australia Ltd.[a]	158,770	610,304
Bendigo & Adelaide Bank Ltd.	728,159	6,708,899
BHP Billiton Ltd.	4,931,389	87,477,889
Blackmores Ltd.[a]	21,076	1,680,353
BlueScope Steel Ltd.	887,927	7,769,221

Security	Shares	Value
Boral Ltd.	1,782,712	$8,212,516
Brambles Ltd.	2,451,056	18,953,443
BT Investment Management Ltd.	306,349	2,735,490
BWP Trust	995,176	2,173,187
Cabcharge Australia Ltd.	426,156	838,183
Caltex Australia Ltd.	414,063	9,249,452
carsales.com Ltd.	366,662	3,219,203
Challenger Ltd./Australia	885,089	8,750,498
Charter Hall Group	661,362	2,804,379
Charter Hall Retail REIT	552,768	1,847,842
CIMIC Group Ltd.	150,221	4,160,052
Cleanaway Waste Management Ltd.	2,717,093	2,580,611
Coca-Cola Amatil Ltd.	885,855	6,207,498
Cochlear Ltd.	89,979	9,412,633
Commonwealth Bank of Australia	2,638,499	172,457,750
Computershare Ltd.	719,042	7,926,219
Corporate Travel Management Ltd.[a]	104,533	1,591,643
Cromwell Property Group	2,529,013	1,834,582
Crown Resorts Ltd.	549,706	5,138,719
CSL Ltd.	702,858	69,672,545
CSR Ltd.	857,998	3,144,103
Dexus Property Group	1,467,671	11,195,493
Domino's Pizza Enterprises Ltd.	99,275	4,537,719
Downer EDI Ltd.	1,036,853	4,559,412
DUET Group	3,778,963	8,534,811
DuluxGroup Ltd.	634,956	3,214,746
Energy World Corp. Ltd.[a,b]	931,594	261,260
Evolution Mining Ltd.	1,841,882	3,154,363
Fairfax Media Ltd.	3,749,263	2,972,118
FlexiGroup Ltd./Australia	602,544	1,049,927
Flight Centre Travel Group Ltd.[a]	90,080	2,118,670
Fortescue Metals Group Ltd.	2,410,549	9,572,488
G8 Education Ltd.	581,770	1,609,783
Galaxy Resources Ltd.[a,b]	3,285,504	1,044,252
Genworth Mortgage Insurance Australia Ltd.	412,020	1,013,745
Goodman Group	2,755,117	16,709,954

15

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
GPT Group (The)	2,717,278	$10,668,607
GrainCorp Ltd. Class A	388,789	2,593,541
Greencross Ltd.	173,486	882,242
GUD Holdings Ltd.	171,254	1,593,219
GWA Group Ltd.	429,670	1,002,545
Harvey Norman Holdings Ltd.	854,836	2,678,620
Healthscope Ltd.	2,660,392	4,396,957
Iluka Resources Ltd.	663,971	4,171,025
Incitec Pivot Ltd.	2,614,782	7,411,209
Independence Group NL	821,908	2,003,804
Insurance Australia Group Ltd.	3,687,718	17,126,304
Investa Office Fund	913,247	3,244,115
Invocare Ltd.	202,448	2,208,936
IOOF Holdings Ltd.	445,683	2,939,741
IPH Ltd.	251,824	898,317
Iress Ltd.	238,359	2,219,296
iSentia Group Ltd.[a]	628,197	681,206
Jacana Minerals Ltd.[b]	6,357	—
James Hardie Industries PLC	676,426	11,467,960
Japara Healthcare Ltd.	595,461	921,803
JB Hi-Fi Ltd.	175,499	3,240,486
Karoon Gas Australia Ltd.[a,b]	492,042	544,601
LendLease Group	843,196	10,108,260
Link Administration Holdings Ltd.	565,598	3,269,653
Macquarie Atlas Roads Group	796,197	3,179,627
Macquarie Group Ltd.	469,215	32,633,916
Magellan Financial Group Ltd.	208,758	3,681,301
Mantra Group Ltd.	571,924	1,206,151
Mayne Pharma Group Ltd.[a,b]	2,276,250	2,289,584
McMillan Shakespeare Ltd.	137,729	1,393,598
Medibank Pvt Ltd.	4,269,694	9,291,891
Metcash Ltd.[b]	1,588,640	2,554,338
Mineral Resources Ltd.	215,591	1,723,545
Mirvac Group	5,549,529	9,420,985
Monadelphous Group Ltd.	158,215	1,477,830
Myer Holdings Ltd.	1,513,819	1,256,641
National Australia Bank Ltd.	4,076,213	103,645,425
Navitas Ltd.	438,537	1,505,335
Newcrest Mining Ltd.	1,178,741	18,652,988
NEXTDC Ltd.[a,b]	563,730	1,753,795
Nine Entertainment Co. Holdings Ltd.	1,115,183	1,025,807

Security	Shares	Value
Northern Star Resources Ltd.	853,980	$2,733,417
Nufarm Ltd./Australia	312,749	2,378,654
Oil Search Ltd.	2,132,968	11,516,908
oOh!media Ltd.	356,393	1,199,378
Orica Ltd.	588,547	8,155,882
Origin Energy Ltd.[b]	2,739,961	14,712,388
Orocobre Ltd.[a,b]	348,823	821,732
Orora Ltd.	1,955,523	4,401,936
OZ Minerals Ltd.	452,458	2,395,664
Pact Group Holdings Ltd.	357,332	1,883,976
Perpetual Ltd.	75,937	2,997,348
Pilbara Minerals Ltd.[a,b]	2,329,369	592,286
Platinum Asset Management Ltd.	448,490	1,562,979
Premier Investments Ltd.	167,317	1,641,679
Primary Health Care Ltd.	834,997	2,116,893
Qantas Airways Ltd.	725,338	2,299,962
QBE Insurance Group Ltd.	2,117,908	20,384,496
Qube Holdings Ltd.	1,506,859	2,963,758
Ramsay Health Care Ltd.	220,909	11,845,323
REA Group Ltd.	88,272	4,059,213
Regis Resources Ltd.	733,645	1,794,106
Reliance Worldwide Corp. Ltd.	829,286	1,891,553
Resolute Mining Ltd.	1,237,136	1,124,108
Retail Food Group Ltd.	283,286	1,156,730
Rio Tinto Ltd.	648,778	29,324,791
Sandfire Resources NL	295,625	1,280,071
Santos Ltd.[b]	2,866,291	7,459,571
Saracen Mineral Holdings Ltd.[a,b]	1,422,745	989,519
Scentre Group	8,204,052	26,443,566
Seek Ltd.	519,209	6,616,467
Seven West Media Ltd.	1,800,798	996,577
Shopping Centres Australasia Property Group	1,324,689	2,288,444
Sigma Pharmaceuticals Ltd.	2,042,119	1,908,998
Sims Metal Management Ltd.	272,853	2,509,852
Sirtex Medical Ltd.	103,205	1,199,406
Sonic Healthcare Ltd.	604,427	9,985,135
South32 Ltd.	8,195,875	17,039,407
Southern Cross Media Group Ltd.	1,421,084	1,370,957
Spark Infrastructure Group	2,521,481	4,695,365

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Spotless Group Holdings Ltd.	1,899,973	$1,534,566
St. Barbara Ltd.[b]	822,314	1,660,412
Star Entertainment Grp Ltd. (The)	1,205,609	5,021,992
Steadfast Group Ltd.	1,444,957	2,939,261
Stockland	3,655,585	13,259,067
Suncorp Group Ltd.	1,970,518	20,336,389
Super Retail Group Ltd.	222,396	1,571,713
Sydney Airport	1,710,460	8,813,461
Syrah Resources Ltd.[a,b]	460,788	785,688
Tabcorp Holdings Ltd.	1,275,512	4,530,984
Tatts Group Ltd.	2,229,784	7,170,437
Technology One Ltd.	475,756	1,942,635
Telstra Corp. Ltd.	6,447,888	20,349,057
Tox Free Solutions Ltd.[a]	614,779	1,016,075
TPG Telecom Ltd.[a]	580,715	2,562,297
Transurban Group	3,164,520	28,872,343
Treasury Wine Estates Ltd.	1,143,230	10,259,571
Vicinity Centres	5,067,591	10,914,614
Virtus Health Ltd.	263,649	1,147,528
Vocus Group Ltd.	878,023	2,212,841
Webjet Ltd.	150,595	1,282,769
Wesfarmers Ltd.	1,740,460	55,968,910
Western Areas Ltd.[a,b]	507,935	843,287
Westfield Corp.	3,011,439	20,449,103
Westpac Banking Corp.	5,125,778	134,395,911
Whitehaven Coal Ltd.[b]	899,114	1,842,382
Woodside Petroleum Ltd.	1,167,057	28,086,166
Woolworths Ltd.	1,978,280	39,767,782
WorleyParsons Ltd.[b]	330,727	2,799,822

		1,728,059,328
AUSTRIA — 0.31%
Andritz AG	112,433	6,215,969
BUWOG AG	132,712	3,582,569
CA Immobilien Anlagen AG	113,830	2,493,358
DO & CO AGa	13,448	907,647
Erste Group Bank AG	469,546	16,781,260
EVN AG	53,291	705,370
IMMOFINANZ AGa	1,062,146	2,209,151
Lenzing AG	14,447	2,693,328
Oesterreichische Post AG	49,437	2,098,196
OMV AG	241,966	11,138,990

Security	Shares	Value
Raiffeisen Bank International AGb	180,584	$4,115,820
RHI AG	49,193	1,432,963
S IMMO AG	87,838	1,147,814
Schoeller-Bleckmann Oilfield Equipment AG	20,269	1,415,693
Semperit AG Holding[a]	23,604	629,738
UNIQA Insurance Group AG	195,360	1,630,418
Vienna Insurance Group AG Wiener Versicherung Gruppe	68,788	1,783,153
Voestalpine AG	169,580	7,082,792
Wienerberger AG	184,504	4,319,685
Zumtobel Group AG	50,390	1,050,802

		73,434,716
BELGIUM — 1.29%
Ablynx NVa,b	118,969	1,399,154
Ackermans & van Haaren NV	35,844	5,862,654
Aedifica SA	37,217	2,924,460
Ageas	296,918	12,157,162
AGFA-Gevaert NVb	320,561	1,625,991
Anheuser-Busch InBev SA/NV	1,166,342	131,327,084
Barco NV	21,936	2,159,642
Befimmo SA	39,963	2,330,373
Bekaert SA	54,990	2,768,015
bpost SA	143,475	3,437,215
Cie. d'Entreprises CFE	12,639	1,842,897
Cofinimmo SA	29,195	3,532,079
Colruyt SA	96,870	4,973,164
D'ieteren SA/NV	40,054	1,953,160
Econocom Group SA/NV	124,824	2,006,963
Elia System Operator SA/NV	51,573	2,735,012
Euronav NV	247,417	1,961,951
EVS Broadcast Equipment SA	31,749	1,277,302
Fagron[a,b]	81,327	1,072,031
Galapagos NVb	67,446	5,909,409
Gimv NV	39,813	2,427,844
Groupe Bruxelles Lambert SA	118,668	11,372,959
Ion Beam Applications	37,391	2,217,444
KBC Ancora[b]	55,698	2,648,080
KBC Group NV	382,262	27,589,986
Kinepolis Group NV	29,995	1,730,815

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Melexis NV	32,045	$2,669,847
Nyrstar NVa,b	143,840	814,343
Ontex Group NV	128,107	4,272,949
Orange Belgium SAb	69,846	1,456,526
Proximus SADP	216,177	6,611,375
Sofina SA	27,065	3,882,992
Solvay SA	114,086	14,504,311
Telenet Group Holding NVa,b	81,420	4,943,809
Tessenderlo Chemie NVb	52,272	2,143,667
UCB SA	193,184	15,053,911
Umicore SA	143,998	8,428,354
Warehouses De Pauw CVA	27,150	2,596,988

		308,621,918
CANADA — 0.00%
International Petroleum Corp./Sweden[b]	99,255	360,935

		360,935
DENMARK — 1.70%
ALK-Abello A/S	9,658	1,506,013
Alm Brand A/S	182,243	1,494,276
Ambu A/S Class Ba	45,004	2,214,024
AP Moller — Maersk A/S Class A	6,413	10,638,568
AP Moller — Maersk A/S Class B	9,421	16,290,669
Bang & Olufsen A/Sb	64,721	966,579
Bavarian Nordic A/Sa,b	51,255	2,810,477
Carlsberg A/S Class B	160,561	16,021,307
Chr Hansen Holding A/S	151,750	10,225,094
Coloplast A/S Class Ba	183,917	15,739,771
D/S Norden A/Sa,b	54,000	1,079,241
Danske Bank A/S	1,051,166	38,169,371
Dfds A/S	49,413	2,945,333
DONG Energy A/Sc	228,571	9,002,548
DSV A/S	288,221	16,053,072
FLSmidth & Co. A/S	58,531	3,519,676
Genmab A/Sb	88,744	17,645,371
GN Store Nord A/S	221,491	5,759,583
ISS A/S	251,185	10,415,472
Jyske Bank A/S Registered	104,338	5,574,532
Matas A/S	80,132	1,237,800
NKT Holding A/Sb	42,018	3,312,936
NNIT A/Sa,c	27,137	764,865

Security	Shares	Value
Novo Nordisk A/S Class B	2,935,578	$114,202,916
Novozymes A/S Class B	355,834	15,369,561
Pandora A/S	170,455	18,418,664
Per Aarsleff Holding A/S	42,393	1,086,236
Rockwool International A/S Class B	11,850	2,168,804
Royal Unibrew A/S	65,501	2,847,411
Schouw & Co. AB	23,400	2,410,305
SimCorp A/S	65,340	4,095,589
Solar A/S Class B	12,156	704,820
Spar Nord Bank A/S	181,038	2,051,647
Sydbank A/S	112,734	4,100,138
TDC A/S	1,224,548	6,571,156
Topdanmark A/Sb	111,123	3,040,922
TORM PLC[a]	57,818	579,890
Tryg A/S	169,296	3,247,207
Vestas Wind Systems A/S	340,389	29,305,211
William Demant Holding A/Sb	187,045	4,280,526

		407,867,581
FINLAND — 1.06%
Amer Sports OYJ	176,199	3,904,592
Cargotec OYJ Class B	57,793	3,445,619
Caverion Corp.[a,b]	169,414	1,383,625
Citycon OYJ	645,354	1,586,828
Cramo OYJ	70,929	1,843,674
Elisa OYJ	212,389	7,232,155
Fortum OYJ	689,518	10,031,362
Huhtamaki OYJ	146,086	5,660,078
Kemira OYJ	162,186	2,075,196
Kesko OYJ Class B	96,798	4,534,659
Kone OYJ Class B	519,158	23,778,074
Konecranes OYJ	92,187	3,867,912
Metsa Board OYJ	318,657	2,262,450
Metso OYJ	174,023	6,240,311
Neste OYJ	204,119	8,333,102
Nokia OYJ	8,947,852	51,154,747
Nokian Renkaat OYJ	177,223	7,622,984
Oriola Corp. Class B	223,004	939,791
Orion OYJ Class B	159,642	9,152,788
Outokumpu OYJ	448,163	4,301,958
Outotec OYJ[a,b]	242,006	1,798,608
Ramirent OYJ	122,806	1,167,459
Sampo OYJ Class A	693,428	33,217,212

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Sanoma OYJ	134,220	$1,183,887
Sponda OYJ	380,765	1,680,097
Stora Enso OYJ Class R	833,869	9,915,813
Technopolis OYJ	368,108	1,234,621
Tieto OYJ	89,288	2,801,201
UPM-Kymmene OYJ	817,193	21,561,844
Uponor OYJ	97,642	1,849,031
Valmet OYJ	191,668	3,491,832
Wartsila OYJ Abp	229,087	13,945,051
YIT OYJ	209,208	1,656,230

		254,854,791
FRANCE — 9.53%
AB Science SAa,b	40,462	666,644
ABC Arbitrage	155,589	1,101,286
Accor SA	253,568	11,554,359
Adocia[a,b]	16,637	348,387
Aeroports de Paris	44,789	5,972,250
Air France-KLM[b]	218,184	1,833,018
Air Liquide SA	593,998	71,539,839
Airbus SE	894,069	72,270,049
Albioma SA	50,790	976,735
Alstom SAb	231,793	7,357,779
Alten SA	48,226	4,085,721
Altran Technologies SA	225,697	3,787,357
APERAM SA	73,213	3,684,902
ArcelorMittal[b]	2,830,849	22,327,651
Arkema SA	101,983	10,795,595
Assystem	18,526	676,834
Atos SE	136,635	17,899,275
AXA SA	2,960,744	79,022,728
BNP Paribas SA	1,623,611	114,533,037
Boiron SA	12,179	1,157,535
Bollore SA	1,374,659	5,591,051
Bonduelle SCA	36,897	1,277,692
Bourbon Corp.[a]	35,976	405,472
Bouygues SA	316,590	13,305,650
Bureau Veritas SA	404,176	9,359,308
Cap Gemini SA	248,402	24,858,702
Carrefour SA	856,610	20,171,914
Casino Guichard Perrachon SA	82,443	4,964,629
Cellectis SAa,b	50,923	1,236,593
Christian Dior SE	83,709	22,966,476

Security	Shares	Value
Cie. de Saint-Gobain	756,112	$40,797,884
Cie. Generale des Etablissements Michelin Class B	276,967	36,177,298
Cie. Plastic Omnium SA	87,542	3,423,259
CNP Assurances	285,131	5,952,157
Coface SAb	182,246	1,424,919
Credit Agricole SA	1,714,528	25,485,026
Danone SA	901,517	63,005,938
Dassault Aviation SA	3,465	4,734,059
Dassault Systemes SE	198,372	17,698,285
DBV Technologies SAb	30,971	2,206,683
Derichebourg SA	157,666	754,751
Edenred	322,015	8,242,220
Eiffage SA	86,473	7,322,251
Electricite de France SA	538,382	4,494,353
Elior Group[c]	173,473	4,325,888
Elis SA	189,847	3,927,943
Engie SA	2,422,107	34,156,310
Eramet[b]	13,435	647,306
Essilor International SA	317,557	41,133,341
Esso SA Francaise[b]	2,738	116,757
Etablissements Maurel et Prom[b]	81,189	306,785
Euler Hermes Group	22,716	2,218,129
Eurazeo SA	63,413	4,297,894
Eurofins Scientific SE	17,385	8,558,882
Euronext NVc	101,792	4,990,858
Europcar Groupe SAb,c	157,950	1,926,396
Eutelsat Communications SA	269,143	6,368,698
Faurecia	100,148	4,887,896
FFP	9,756	925,014
Fonciere des Regions	44,414	3,962,997
Gaztransport Et Technigaz SAa	47,094	1,757,468
Gecina SA	60,006	8,533,864
Genfit[a,b]	47,385	1,638,296
Groupe Eurotunnel SE Registered	709,770	7,794,736
Groupe Fnac SAb	30,567	2,146,942
Guerbet[a]	11,908	1,017,926
Havas SA	282,690	2,613,213
Hermes International	40,924	19,572,588

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
ICADE	50,086	$3,718,069
Iliad SA	40,407	9,807,866
Imerys SA	57,440	4,940,767
Ingenico Group SA	84,364	7,641,593
Innate Pharma SAa,b	94,079	1,161,752
Ipsen SA	58,546	6,812,078
IPSOS	60,417	1,936,889
JCDecaux SA	114,393	4,034,142
Kering	116,149	35,990,006
Klepierre	323,062	12,678,810
Korian SA	75,745	2,439,420
L'Oreal SA	383,178	76,296,283
Lagardere SCA	182,620	5,592,056
Legrand SA	404,241	26,160,976
LISI	30,607	1,199,861
LVMH Moet Hennessy Louis Vuitton SE	427,187	105,364,445
Marie Brizard Wine & Spirits SAa,b	65,890	992,315
Mercialys SA	101,711	1,980,910
Mersen SA	39,901	1,151,430
Metropole Television SA	108,371	2,468,191
Natixis SA	1,433,889	9,972,873
Naturex[a,b]	12,669	1,153,614
Neopost SA	59,319	2,404,887
Nexans SAb	41,701	2,318,196
Nexity SA	64,157	3,487,249
Orange SA	3,032,137	46,886,198
Orpea	64,402	6,575,440
Parrot SAa,b	51,964	500,788
Pernod Ricard SA	323,251	40,427,671
Peugeot SAb	734,027	15,374,892
Publicis Groupe SA	292,536	21,110,773
Rallye SA	42,677	932,251
Remy Cointreau SA	33,636	3,392,477
Renault SA	291,333	27,159,516
Rexel SA	462,512	8,259,898
Rubis SCA	65,089	6,611,561
Safran SA	477,738	39,548,089
Sanofi	1,778,794	167,765,070
Sartorius Stedim Biotech	46,296	3,103,991
Schneider Electric SE	857,214	67,676,067
SCOR SE	241,335	9,544,958

Security	Shares	Value
SEB SA	35,283	$5,686,369
SES SA	570,634	12,474,440
SFR Group SAb	139,052	4,551,705
Societe BIC SA	44,188	4,965,831
Societe Generale SA	1,175,194	64,255,105
Sodexo SA	138,644	17,618,940
SOITEC[a,b]	30,711	1,304,267
Sopra Steria Group	25,393	3,807,639
SPIE SA	144,137	3,993,795
STMicroelectronics NV	993,106	16,059,422
Suez	518,253	8,513,242
Tarkett SA	55,321	2,598,831
Technicolor SA Registered	566,290	2,874,259
Teleperformance	88,327	11,094,786
Television Francaise 1	195,092	2,392,135
Thales SA	163,183	17,151,420
Total SA	3,494,931	179,519,790
Trigano SA	17,804	1,881,573
Ubisoft Entertainment SAb	141,114	6,684,474
Unibail-Rodamco SE	149,546	36,714,100
Valeo SA	363,697	26,139,153
Vallourec SAa,b	556,434	3,564,072
Veolia Environnement SA	732,199	13,905,399
Vicat SA	31,090	2,211,099
Vinci SA	775,699	65,970,855
Virbac SAb	7,255	1,141,993
Vivendi SA	1,580,063	31,340,897
Wendel SA	43,536	6,099,106
Worldline SA/France[b,c]	78,161	2,591,278
Zodiac Aerospace	310,072	7,526,282

		2,286,480,253
GERMANY — 8.54%
Aareal Bank AG	88,109	3,539,938
adidas AG	289,064	57,887,339
ADO Properties SAc	55,957	2,047,395
ADVA Optical Networking SEa,b	94,865	1,042,329
AIXTRON SEa,b	200,400	1,098,547
Allianz SE Registered	698,008	132,864,720
Alstria office REIT AG	234,094	3,094,688
AURELIUS Equity Opportunities SE & Co KGaA[a]	41,196	2,032,175

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Aurubis AGa	50,225	$3,510,165
Axel Springer SE	65,508	3,674,462
BASF SE	1,406,844	137,051,150
Bayer AG Registered	1,267,125	156,749,311
Bayerische Motoren Werke AG	508,689	48,552,558
BayWa AG	26,863	977,325
Bechtle AG	26,259	3,012,455
Beiersdorf AG	152,325	15,150,956
Bertrandt AG	12,487	1,303,613
Bijou Brigitte AG	4,378	270,313
Bilfinger SEa,b	55,314	2,402,139
Borussia Dortmund GmbH & Co. KGaA	231,342	1,489,098
Brenntag AG	233,817	13,861,239
CANCOM SEa	29,397	1,738,884
Carl Zeiss Meditec AG Bearer	66,036	3,000,080
Cewe Stiftung & Co. KGAA	16,402	1,492,640
comdirect bank AG	53,657	559,465
Commerzbank AGb	1,632,469	15,990,202
CompuGroup Medical SE	42,525	2,093,103
Continental AG	167,469	37,476,075
Covestro AGc	142,592	11,111,517
CTS Eventim AG & Co. KGaA	79,455	3,059,868
Daimler AG Registered	1,462,803	108,955,659
Deutsche Bank AG Registered[b]	3,172,846	57,112,306
Deutsche Beteiligungs AG	36,535	1,390,080
Deutsche Boerse AG	297,660	29,123,691
Deutsche Euroshop AG	70,810	2,873,449
Deutsche Lufthansa AG Registered	347,314	5,990,807
Deutsche Pfandbriefbank AGc	192,239	2,574,865
Deutsche Post AG Registered	1,481,389	53,234,221
Deutsche Telekom AG Registered	4,995,153	87,575,479
Deutsche Wohnen AG Bearer	545,980	18,662,761
DEUTZ AG	190,316	1,481,799
Dialog Semiconductor PLC[b]	119,189	5,574,516
DIC Asset AG	112,816	1,157,256
Diebold Nixdorf AG	15,925	1,215,641
DMG Mori AG	62,902	3,426,911
Drillisch AGa	68,364	3,663,064
Duerr AG	39,460	3,931,751

Security	Shares	Value
E.ON SE	3,374,336	$26,298,271
ElringKlinger AGa	57,249	1,142,404
Evonik Industries AG	247,286	8,254,841
Evotec AGa,b	235,680	2,749,937
Fraport AG Frankfurt Airport Services Worldwide	62,989	4,952,332
Freenet AG	196,460	6,163,469
Fresenius Medical Care AG & Co. KGaA	328,648	29,149,421
Fresenius SE & Co. KGaA	627,649	50,857,616
GEA Group AG	280,004	11,903,698
Gerresheimer AG	47,523	3,727,047
Gerry Weber International AGa	50,680	743,106
Gesco AG	18,486	501,245
Grammer AG	25,691	1,573,662
Grand City Properties SA	190,393	3,614,771
GRENKE AG	16,209	3,228,329
Hamborner REIT AG	159,508	1,673,737
Hamburger Hafen und Logistik AG	55,999	1,061,054
Hannover Rueck SE	93,781	11,243,720
HeidelbergCement AG	226,013	20,919,928
Heidelberger Druckmaschinen AGa,b	514,114	1,434,321
Henkel AG & Co. KGaA	167,575	19,552,813
HOCHTIEF AG	30,664	5,522,963
HUGO BOSS AG	102,285	7,777,891
Hypoport AGa,b	6,485	713,246
Indus Holding AG	38,618	2,579,114
Infineon Technologies AG	1,728,695	35,766,779
Innogy SEc	225,725	8,295,858
Jenoptik AG	95,382	2,566,015
K+S AG Registered[a]	288,456	6,880,669
KION Group AG	98,889	6,696,940
Kloeckner & Co. SEb	130,244	1,439,566
Koenig & Bauer AGb	25,859	1,789,514
Krones AGa	21,861	2,594,803
KWS Saat SE	3,893	1,384,125
Lanxess AG	139,432	10,066,624
LEG Immobilien AG	95,120	8,168,390
LEONI AG	51,857	2,816,142
Linde AG	283,980	51,009,131
MAN SE	48,761	5,120,798

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Merck KGaA	196,613	$23,080,161
METRO AG	264,151	8,689,821
MLP AG	179,154	1,128,984
MorphoSys AGa,b	42,858	2,600,464
MTU Aero Engines AG	81,674	11,708,804
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	243,883	46,728,157
Nemetschek SE	30,537	2,094,955
Nordex SEa,b	109,428	1,649,196
NORMA Group SE	56,892	3,051,162
Osram Licht AG	137,165	9,184,503
PATRIZIA Immobilien AGb	74,507	1,469,344
Pfeiffer Vacuum Technology AG	13,494	1,751,559
ProSiebenSat.1 Media SE Registered	357,236	15,167,580
QIAGEN NV	332,766	9,946,932
Rational AG	5,306	2,665,376
Rheinmetall AG	59,969	5,501,797
RHOEN-KLINIKUM AG	61,571	1,757,991
RTL Group SAb	62,101	4,811,509
RWE AGb	751,329	12,440,116
SAF-Holland SA	99,868	1,724,795
Salzgitter AG	57,892	1,984,231
SAP SE	1,505,709	150,961,791
SGL Carbon SEa,b	93,050	940,616
Siemens AG Registered	1,172,162	167,977,602
Sixt SEa	24,809	1,372,400
SMA Solar Technology AGa	27,129	701,773
Software AG	80,155	3,526,305
STADA Arzneimittel AG	96,133	6,807,601
STRATEC Biomedical AG	13,652	795,349
Stroeer SE & Co. KGaA[a]	45,348	2,621,674
Suedzucker AG	113,682	2,430,695
Symrise AG	188,553	13,196,221
TAG Immobilien AG	205,252	2,921,264
Takkt AG	61,160	1,452,883
Telefonica Deutschland Holding AG	1,120,829	5,431,343
thyssenkrupp AG	548,485	13,053,393
TLG Immobilien AG	131,939	2,668,762

Security	Shares	Value
Uniper SEb	325,312	$5,338,524
United Internet AG Registered[d]	187,893	8,645,628
Volkswagen AG	55,915	9,008,472
Vonovia SE	690,471	24,989,006
Vonovia SE New[a]	20,560	744,092
Vossloh AGb	22,599	1,515,925
Wacker Chemie AGa	26,169	2,769,027
Wacker Neuson SE	54,633	1,379,931
WCM Beteiligungs & Grundbesitz-AGa,b	340,116	1,186,663
Wirecard AGa	181,902	10,738,033
XING AG	5,957	1,393,705
Zalando SEa,b,c	134,327	5,921,958
Zeal Network SE	26,506	778,454
zooplus AGa,b	11,610	2,170,121

		2,050,588,943
HONG KONG — 3.32%
AIA Group Ltd.	18,524,600	128,260,148
ASM Pacific Technology Ltd.	389,400	5,797,780
Bank of East Asia Ltd. (The)	1,847,400	7,648,460
BOC Hong Kong Holdings Ltd.	5,791,000	23,826,526
Brightoil Petroleum Holdings Ltd.[b]	4,874,000	1,322,285
Cafe de Coral Holdings Ltd.	576,000	1,873,701
Cathay Pacific Airways Ltd.	1,764,000	2,540,234
Champion REIT	3,123,000	2,031,794
Cheung Kong Infrastructure Holdings Ltd.	1,030,000	9,025,271
Cheung Kong Property Holdings Ltd.	4,142,016	29,716,877
China LNG Group Ltd.[a,b]	36,725,000	769,674
China Strategic Holdings Ltd.[b]	24,755,000	474,249
Chow Sang Sang Holdings International Ltd.	481,000	1,230,709
Citic Telecom International Holdings Ltd.	3,378,000	1,042,385
CK Hutchison Holdings Ltd.	4,133,516	51,632,079
CK Life Sciences International Holdings Inc.	5,066,000	423,385
CLP Holdings Ltd.	2,540,500	26,801,245
Dah Sing Banking Group Ltd.	758,000	1,524,274
Dah Sing Financial Holdings Ltd.[a]	248,400	1,884,347

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Digital Domain Holdings Ltd.[a,b]	14,370,000	$655,907
Esprit Holdings Ltd.[b]	2,952,400	2,292,817
Far East Consortium International Ltd./HK	2,022,000	964,522
First Pacific Co. Ltd./Hong Kong	3,470,250	2,672,667
Freeman FinTech Corp. Ltd.[b]	14,540,000	925,394
G-Resources Group Ltd.[b]	35,135,400	618,903
Galaxy Entertainment Group Ltd.	3,640,000	20,264,994
Giordano International Ltd.	2,314,000	1,243,646
Global Brands Group Holding Ltd.[a,b]	10,206,000	1,207,259
Great Eagle Holdings Ltd.	432,000	2,144,017
Guotai Junan International Holdings Ltd.[a]	4,356,000	1,366,579
Haitong International Securities Group Ltd.	3,126,000	1,696,128
Hang Lung Group Ltd.	1,389,000	5,795,276
Hang Lung Properties Ltd.	3,441,000	9,025,516
Hang Seng Bank Ltd.	1,177,200	23,869,270
Henderson Land Development Co. Ltd.	1,686,628	10,691,125
HK Electric Investments & HK Electric Investments Ltd.[a,c]	4,144,000	3,665,771
HKBN Ltd.[a]	1,782,500	1,927,448
HKT Trust & HKT Ltd.	5,828,200	7,456,151
Hong Kong & China Gas Co. Ltd.	11,964,293	23,905,358
Hong Kong Exchanges & Clearing Ltd.	1,784,900	43,971,024
Hongkong Land Holdings Ltd.	1,881,700	14,507,907
Hopewell Holdings Ltd.	944,000	3,604,837
Hsin Chong Group Holdings Ltd.[b]	7,490,000	337,060
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,476,000	732,210
Hysan Development Co. Ltd.	938,000	4,426,150
Jardine Matheson Holdings Ltd.	392,600	25,334,478
Jardine Strategic Holdings Ltd.[a]	357,800	15,124,206

Security	Shares	Value
Johnson Electric Holdings Ltd.	543,750	$1,674,411
Kerry Logistics Network Ltd.	1,038,000	1,462,733
Kerry Properties Ltd.	1,033,000	3,865,009
Kowloon Development Co. Ltd.	526,000	582,299
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	1,548,000	640,891
Li & Fung Ltd.[a]	9,068,000	3,800,899
Link REIT	3,422,000	24,617,122
Luk Fook Holdings International Ltd.	586,000	2,143,567
Macau Legend Development Ltd.[b]	3,604,750	658,144
Man Wah Holdings Ltd.	2,214,000	1,836,092
Melco International Development Ltd.[a]	1,254,000	2,579,733
Melco Resorts & Entertainment Ltd. ADR	304,082	6,674,600
MGM China Holdings Ltd.	1,519,600	3,462,184
MTR Corp. Ltd.	2,276,500	13,113,024
New World Development Co. Ltd.	8,617,000	10,735,865
NewOcean Energy Holdings Ltd.	2,426,000	733,020
Nord Anglia Education Inc.[b]	70,465	2,268,973
NWS Holdings Ltd.	2,464,166	4,632,064
Orient Overseas International Ltd.	354,500	1,891,566
Pacific Basin Shipping Ltd.[a,b]	6,208,000	1,237,202
Pacific Textiles Holdings Ltd.[a]	1,282,000	1,422,512
PCCW Ltd.	6,556,000	3,700,502
Power Assets Holdings Ltd.	2,145,000	19,305,565
Prosperity REIT	2,985,000	1,212,798
Regal REIT[a]	699,000	204,913
Regina Miracle International Holdings Ltd.[a,c]	741,000	579,267
Sa Sa International Holdings Ltd.	1,514,000	648,227
Sands China Ltd.	3,743,200	16,989,278
Shangri-La Asia Ltd.	2,032,000	2,910,490
Shun Tak Holdings Ltd.[a,b]	2,948,000	1,076,473
Sino Land Co. Ltd.	4,748,000	8,046,061

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
SITC International Holdings Co. Ltd.	2,374,000	$1,700,173
SJM Holdings Ltd.	3,094,000	3,003,478
SmarTone Telecommunications Holdings Ltd.	764,500	1,071,424
Sun Hung Kai Properties Ltd.	2,220,000	33,310,490
Sunlight REIT	1,510,000	937,737
Swire Pacific Ltd. Class A	780,500	7,516,435
Swire Properties Ltd.	1,882,600	6,317,653
Techtronic Industries Co. Ltd.	2,133,000	9,159,980
Television Broadcasts Ltd.	56,900	218,746
Texwinca Holdings Ltd.[a]	1,300,000	872,511
Town Health International Medical Group Ltd.[a]	7,466,000	1,180,729
Truly International Holdings Ltd.[a]	2,694,000	914,447
United Laboratories International Holdings Ltd. (The)[a,b]	1,190,000	746,662
Value Partners Group Ltd.[a]	1,798,000	1,664,483
VTech Holdings Ltd.[a]	261,500	3,313,489
WH Group Ltd.[c]	12,811,500	11,448,326
Wharf Holdings Ltd. (The)	2,100,000	17,942,025
Wheelock & Co. Ltd.	1,272,000	9,919,165
Wynn Macau Ltd.[b]	2,450,800	5,388,417
Xinyi Glass Holdings Ltd.[a]	2,748,000	2,437,940
Yue Yuen Industrial Holdings Ltd.	1,164,000	4,602,092

		796,623,929
IRELAND — 0.52%
Bank of Ireland[b]	41,186,045	10,360,243
C&C Group PLC	506,516	2,088,797
CRH PLC	1,248,118	45,497,138
Dalata Hotel Group PLC[b]	256,586	1,380,282
Glanbia PLC	282,097	5,504,835
Green REIT PLC	944,689	1,404,201
Hibernia REIT PLC	1,077,088	1,495,441
Irish Continental Group PLC	258,479	1,491,795
Kerry Group PLC Class A	235,643	19,250,386
Kingspan Group PLC	216,262	7,520,643
Origin Enterprises PLC	193,822	1,572,415
Paddy Power Betfair PLC	117,424	13,080,982

Security	Shares	Value
Ryanair Holdings PLC ADR[b]	49,405	$4,541,802
Smurfit Kappa Group PLC	349,774	9,365,995

		124,554,955
ISRAEL — 0.77%
Airport City Ltd.[b]	117,922	1,555,244
Alony Hetz Properties & Investments Ltd.	185,120	1,715,802
Azrieli Group Ltd.	70,680	3,758,795
Bank Hapoalim BM	1,653,316	10,391,032
Bank Leumi Le-Israel BMb	2,250,733	10,396,369
Bezeq The Israeli Telecommunication Corp. Ltd.	3,270,118	5,484,602
Caesarstone Ltd.[b]	43,944	1,744,577
Cellcom Israel Ltd.[b]	87,852	856,009
Check Point Software Technologies Ltd.[b]	204,899	21,311,545
Clal Insurance Enterprises Holdings Ltd.[b]	64,781	1,032,451
CyberArk Software Ltd.[b]	38,368	2,030,051
Delek Automotive Systems Ltd.	87,034	770,617
Delek Group Ltd.[a]	8,004	1,804,562
El Al Israel Airlines	795,383	631,736
Elbit Systems Ltd.	37,578	4,431,811
First International Bank of Israel Ltd.	84,225	1,372,590
Frutarom Industries Ltd.	61,760	3,615,428
Gazit-Globe Ltd.	150,475	1,523,561
Harel Insurance Investments & Financial Services Ltd.	238,987	1,253,778
Israel Chemicals Ltd.	834,646	3,562,478
Israel Corp. Ltd. (The)[a,b]	6,055	1,090,644
Israel Discount Bank Ltd. Class Ab	1,756,338	4,255,290
Ituran Location and Control Ltd.	51,766	1,620,276
Kenon Holdings Ltd./Singapore[a,b]	40,942	507,512
Melisron Ltd.	32,805	1,757,273
Migdal Insurance & Financial Holding Ltd.[a]	929,638	908,386
Mizrahi Tefahot Bank Ltd.	233,287	3,752,184

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Mobileye NVb	272,706	$16,885,956
Nice Ltd.	94,963	6,401,263
Oil Refineries Ltd.	2,964,212	1,156,286
Orbotech Ltd.[b]	82,069	2,702,532
Partner Communications Co. Ltd.[b]	183,332	885,322
Paz Oil Co. Ltd.	14,595	2,375,682
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	21,371	1,021,392
Shikun & Binui Ltd.	446,964	1,148,234
Shufersal Ltd.	218,265	1,076,326
SodaStream International Ltd.[b]	34,799	1,892,718
Strauss Group Ltd.	81,073	1,414,172
Taro Pharmaceutical Industries Ltd.[a,b]	29,718	3,472,548
Teva Pharmaceutical Industries Ltd. ADR	1,407,922	44,462,177
Tower Semiconductor Ltd.[b]	130,444	2,814,112
Wix.com Ltd.[a,b]	43,071	3,551,204

		184,394,527
ITALY — 2.39%
A2A SpA	2,423,393	3,602,171
ACEA SpA	118,047	1,698,109
Amplifon SpA	161,944	2,065,045
Anima Holding SpA[c]	384,035	2,509,169
Ansaldo STS SpA	185,422	2,487,596
Assicurazioni Generali SpA	1,801,360	28,501,911
Astaldi SpA[a]	97,519	639,284
ASTM SpA	80,106	1,234,324
Atlantia SpA	633,156	16,050,980
Autogrill SpA	202,127	2,297,908
Azimut Holding SpA	176,715	3,448,413
Banca Generali SpA	89,243	2,564,610
Banca IFIS SpA	37,213	1,604,714
Banca Mediolanum SpA	387,371	2,963,339
Banca Popolare di Sondrio SCPA	826,456	3,076,094
Banco BPM SpA	2,342,470	6,810,722
Beni Stabili SpA SIIQ	1,813,407	1,151,255
BPER Banca	740,482	4,047,866
Brembo SpA	45,491	3,574,124
Buzzi Unicem SpA	135,344	3,478,235

Security	Shares	Value
Cerved Information Solutions SpA	369,286	$3,940,912
CIR-Compagnie Industriali Riunite SpA	708,357	1,138,535
CNH Industrial NV	1,571,916	17,339,902
Credito Emiliano SpA	170,657	1,191,215
Credito Valtellinese SpA[a]	241,638	873,597
Danieli & C Officine Meccaniche SpA	24,733	618,112
Danieli & C Officine Meccaniche SpA RSP	52,110	941,402
Davide Campari-Milano SpA	432,473	5,114,423
De' Longhi SpA	95,783	2,920,481
DiaSorin SpA	35,413	2,653,133
Ei Towers SpA	30,517	1,761,268
Enav SpA[b,c]	409,031	1,674,757
Enel SpA	11,674,706	55,480,267
Eni SpA	3,885,888	60,384,031
ERG SpA	109,365	1,357,660
EXOR NV	172,732	9,696,373
Ferrari NV	192,298	14,459,268
Fiat Chrysler Automobiles NVb	1,382,895	15,646,334
FinecoBank Banca Fineco SpA	668,969	4,756,933
Geox SpA[a]	261,731	707,400
Hera SpA	1,234,665	3,530,626
Industria Macchine Automatiche SpA	24,835	2,190,570
Infrastrutture Wireless Italiane SpA[c]	438,561	2,426,060
Interpump Group SpA	115,926	3,073,885
Intesa Sanpaolo SpA	19,386,411	56,450,354
Iren SpA	1,054,549	2,222,059
Italgas SpA[b]	1,015,990	4,591,403
Leonardo SpA[b]	565,767	8,890,205
Luxottica Group SpA	261,298	15,137,549
MARR SpA[a]	75,507	1,822,891
Mediaset SpA[a]	1,192,744	4,875,839
Mediobanca SpA	867,033	8,332,171
Moncler SpA	215,880	5,326,969
OVS SpA[c]	252,557	1,680,384
Piaggio & C SpA[a]	435,315	900,669
Poste Italiane SpA[c]	868,159	5,946,450
Prysmian SpA	292,651	8,448,266

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Recordati SpA	162,052	$6,001,625
Reply SpA	9,890	1,732,847
Safilo Group SpA[a,b]	86,411	623,865
Saipem SpA[a,b]	9,226,050	3,974,477
Salini Impregilo SpA	379,618	1,291,415
Salvatore Ferragamo SpA[a]	76,910	2,463,121
Saras SpA	317,178	662,460
Snam SpA	3,880,424	17,147,431
Societa Cattolica di Assicurazioni Scrl	237,303	2,107,342
Societa Iniziative Autostradali e Servizi SpA	117,840	1,186,977
Telecom Italia SpA/Milano[b]	17,553,091	15,578,264
Tenaris SA	722,062	11,306,839
Terna Rete Elettrica Nazionale SpA	2,374,480	11,971,742
Tod's SpA[a]	21,353	1,649,754
UniCredit SpA[b]	2,900,887	47,194,268
Unione di Banche Italiane SpA	1,415,339	5,958,407
Unipol Gruppo Finanziario SpA	730,367	3,254,503
UnipolSai Assicurazioni SpA	1,879,673	4,318,895
Yoox Net-A-Porter Group SpA[a,b]	89,637	2,381,689

		573,114,143
JAPAN — 23.93%
77 Bank Ltd. (The)	560,000	2,421,459
ABC-Mart Inc.	49,100	2,726,554
Acom Co. Ltd.[b]	643,300	2,856,674
Activia Properties Inc.	884	4,211,034
Adastria Co. Ltd.	44,300	1,100,446
ADEKA Corp.	151,700	2,238,688
Advance Residence Investment Corp.	2,053	5,407,381
Advantest Corp.	248,700	4,642,906
Aeon Co. Ltd.	1,008,300	14,956,706
Aeon Delight Co. Ltd.	39,500	1,204,808
AEON Financial Service Co. Ltd.	171,400	3,292,073
Aeon Mall Co. Ltd.	178,600	3,033,012
AEON REIT Investment Corp.	2,052	2,244,001
Ai Holdings Corp.	63,000	1,549,708
Aica Kogyo Co. Ltd.	89,700	2,558,949
Aichi Steel Corp.	19,600	766,628

Security	Shares	Value
Aida Engineering Ltd.	128,100	$1,114,712
Aiful Corp.[a,b]	534,800	1,612,028
Ain Holdings Inc.	35,600	2,465,524
Air Water Inc.	239,300	4,606,960
Aisin Seiki Co. Ltd.	296,000	14,472,055
Ajinomoto Co. Inc.	841,800	16,379,871
Akebono Brake Industry Co. Ltd.[b]	234,300	748,280
Alfresa Holdings Corp.	286,000	5,159,648
Alpine Electronics Inc.	69,200	1,006,308
Alps Electric Co. Ltd.	290,200	8,526,106
Amada Holdings Co. Ltd.	529,500	6,289,208
Amano Corp.	109,800	2,344,344
ANA Holdings Inc.	1,711,000	5,149,731
Anritsu Corp.	228,500	1,846,941
AOKI Holdings Inc.	73,200	902,934
Aoyama Trading Co. Ltd.	69,100	2,467,193
Aozora Bank Ltd.	1,723,000	6,275,572
Arcs Co. Ltd.	71,600	1,535,157
Ariake Japan Co. Ltd.	30,800	1,947,968
Asahi Diamond Industrial Co. Ltd.	156,500	1,200,390
Asahi Glass Co. Ltd.	1,555,000	13,475,644
Asahi Group Holdings Ltd.	600,600	22,656,526
Asahi Holdings Inc.	44,800	834,750
Asahi Intecc Co. Ltd.	73,400	3,259,442
Asahi Kasei Corp.	1,957,000	18,653,561
Asatsu-DK Inc.	58,500	1,516,686
Asics Corp.	245,700	4,344,440
ASKUL Corp.[a]	31,800	925,729
Astellas Pharma Inc.	3,313,000	43,630,430
Atom Corp.[a]	183,600	1,194,133
Autobacs Seven Co. Ltd.	109,000	1,648,641
Avex Group Holdings Inc.	79,100	1,162,338
Awa Bank Ltd. (The)	315,000	2,079,842
Azbil Corp.	98,700	3,320,400
Bandai Namco Holdings Inc.	304,900	9,559,751
Bando Chemical Industries Ltd.	54,500	499,188
Bank of Iwate Ltd. (The)	20,000	818,157
Bank of Kyoto Ltd. (The)	452,000	3,576,424
Bank of Nagoya Ltd. (The)	20,700	759,514
Bank of Okinawa Ltd. (The)	33,100	1,276,846

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Bank of Saga Ltd. (The)	130,000	$346,371
Bank of the Ryukyus Ltd.	76,000	1,047,241
Benesse Holdings Inc.	101,600	3,067,049
BIC Camera Inc.	144,000	1,432,637
BML Inc.	47,600	1,038,514
Bridgestone Corp.	1,000,000	41,697,318
Broadleaf Co. Ltd.	128,200	831,512
Brother Industries Ltd.	367,000	7,542,810
Calbee Inc.	125,600	4,383,099
Canon Electronics Inc.	48,000	893,083
Canon Inc.	1,632,900	54,141,907
Canon Marketing Japan Inc.	78,700	1,657,734
Capcom Co. Ltd.	76,500	1,649,825
Casio Computer Co. Ltd.	332,700	4,688,900
Cawachi Ltd.	32,600	856,309
Central Glass Co. Ltd.	316,000	1,366,395
Central Japan Railway Co.	221,200	37,078,335
Chiba Bank Ltd. (The)	1,080,000	7,227,774
Chiyoda Co. Ltd.	32,700	815,813
Chiyoda Corp.	250,000	1,661,882
Chofu Seisakusho Co. Ltd.	18,700	447,243
Chubu Electric Power Co. Inc.	1,003,600	13,482,471
Chugai Pharmaceutical Co. Ltd.	348,700	12,356,374
Chugoku Bank Ltd. (The)	265,800	3,943,960
Chugoku Electric Power Co. Inc. (The)	432,600	4,715,251
Ci:z Holdings Co. Ltd.	42,300	1,240,881
Citizen Watch Co. Ltd.	439,700	2,915,029
CKD Corp.	95,800	1,198,897
Coca-Cola Bottlers Japan Inc.	191,750	5,702,442
Cocokara fine Inc.	33,400	1,579,062
COLOPL Inc.[a]	90,100	831,730
Colowide Co. Ltd.[a]	101,300	1,663,039
Comforia Residential REIT Inc.	855	1,893,012
COMSYS Holdings Corp.	163,900	3,120,084
Concordia Financial Group Ltd.	1,811,700	8,324,686
COOKPAD Inc.[a]	87,600	697,059
Cosel Co. Ltd.	54,400	692,994
Cosmo Energy Holdings Co. Ltd.	114,400	1,813,446
Cosmos Pharmaceutical Corp.	14,300	2,895,407
Create SD Holdings Co. Ltd.	43,600	1,023,996

Security	Shares	Value
Credit Saison Co. Ltd.	216,100	$3,933,497
CyberAgent Inc.	159,700	4,957,047
CYBERDYNE Inc.[a,b]	177,000	2,500,897
Dai Nippon Printing Co. Ltd.	813,000	9,043,868
Dai-ichi Life Holdings Inc.	1,663,300	28,291,171
Daibiru Corp.	82,900	764,521
Daicel Corp.	433,500	4,973,953
Daido Steel Co. Ltd.	427,000	2,378,819
Daifuku Co. Ltd.	148,700	3,757,853
Daihen Corp.	181,000	1,147,995
Daiichi Sankyo Co. Ltd.	924,500	20,510,348
Daiichikosho Co. Ltd.	60,800	2,637,194
Daikin Industries Ltd.	362,400	35,193,146
Daikyo Inc.	506,000	1,053,126
Daikyonishikawa Corp.	71,300	905,082
Daio Paper Corp.[a]	123,600	1,566,761
Daiseki Co. Ltd.	70,000	1,560,510
Daishi Bank Ltd. (The)	474,000	1,900,763
Daito Trust Construction Co. Ltd.	109,200	16,066,027
Daiwa House Industry Co. Ltd.	868,700	25,803,047
Daiwa House REIT Investment Corp.	2,119	5,356,905
Daiwa Office Investment Corp.	515	2,508,702
Daiwa Securities Group Inc.	2,555,000	15,524,370
Daiwabo Holdings Co. Ltd.	481,000	1,691,504
DCM Holdings Co. Ltd.	157,300	1,370,219
DeNA Co. Ltd.	166,400	3,563,262
Denka Co. Ltd.	695,000	3,578,810
Denso Corp.	733,400	31,574,294
Dentsu Inc.	335,400	18,895,775
DIC Corp.	125,900	4,478,277
Digital Garage Inc.	64,100	1,355,950
Dip Corp.	57,000	1,259,451
Disco Corp.	44,100	6,970,862
DMG Mori Co. Ltd.	172,600	2,845,957
Don Quijote Holdings Co. Ltd.	181,400	6,615,152
Doshisha Co. Ltd.	36,000	727,622
Doutor Nichires Holdings Co. Ltd.	57,900	1,227,914
Dowa Holdings Co. Ltd.	387,000	2,881,582
DTS Corp.	52,800	1,384,064
Duskin Co. Ltd.	80,700	1,809,904

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Earth Chemical Co. Ltd.	26,100	$1,414,228
East Japan Railway Co.	506,100	45,193,500
Ebara Corp.	139,000	4,233,471
EDION Corp.[a]	121,700	1,186,758
Eighteenth Bank Ltd. (The)	195,000	598,278
Eisai Co. Ltd.	388,500	20,395,640
Eizo Corp.	40,800	1,348,775
Electric Power Development Co. Ltd.	223,700	5,187,624
en-japan Inc.	44,600	991,067
Enplas Corp.	24,800	677,456
EPS Holdings Inc.	69,700	917,912
Euglena Co. Ltd.[a,b]	118,000	1,225,837
Exedy Corp.	55,800	1,521,773
Ezaki Glico Co. Ltd.	70,700	3,723,056
FamilyMart UNY Holdings Co. Ltd.	127,900	7,228,582
Fancl Corp.	59,900	1,007,558
FANUC Corp.	297,900	60,544,761
Fast Retailing Co. Ltd.	81,600	26,616,812
FCC Co. Ltd.	60,200	1,147,078
Fields Corp.[a]	44,700	501,657
Financial Products Group Co. Ltd.	114,000	989,970
Foster Electric Co. Ltd.	53,200	887,701
FP Corp.	42,100	2,001,704
France Bed Holdings Co. Ltd.	77,500	651,453
Frontier Real Estate Investment Corp.	723	3,155,463
Fuji Co. Ltd./Ehime	30,700	760,408
Fuji Electric Co. Ltd.	873,000	4,785,171
Fuji Kyuko Co. Ltd.[a]	89,000	814,390
Fuji Machine Manufacturing Co. Ltd.	122,100	1,549,937
Fuji Oil Holdings Inc.	93,200	2,184,728
Fuji Seal International Inc.	78,500	1,869,014
Fuji Soft Inc.	44,900	1,184,632
FUJIFILM Holdings Corp.	674,300	25,007,232
Fujikura Ltd.	387,300	2,908,138
Fujimi Inc.	40,600	782,716
Fujitec Co. Ltd.	112,300	1,329,829
Fujitsu General Ltd.	96,800	2,053,754
Fujitsu Ltd.	2,885,000	17,982,399

Security	Shares	Value
Fujiya Co. Ltd.	413,000	$948,488
Fukuoka Financial Group Inc.	1,196,000	5,450,507
Fukuoka REIT Corp.	1,109	1,751,000
Fukuyama Transporting Co. Ltd.	240,000	1,459,765
Funai Electric Co. Ltd.[a]	49,600	370,654
Furukawa Co. Ltd.	607,000	1,170,763
Furukawa Electric Co. Ltd.	105,100	4,252,274
Futaba Corp.	64,000	1,148,865
Fuyo General Lease Co. Ltd.	34,200	1,595,407
Geo Holdings Corp.	88,900	981,752
Global One Real Estate Investment Corp.	412	1,419,288
Glory Ltd.	92,600	3,106,881
GLP J-REIT	3,824	4,312,163
GMO Internet Inc.	117,700	1,396,942
GMO Payment Gateway Inc.[a]	30,100	1,350,139
Goldcrest Co. Ltd.	41,500	737,149
Gree Inc.	179,700	1,442,823
GS Yuasa Corp.	542,000	2,508,944
GungHo Online Entertainment Inc.	667,500	1,497,040
Gunma Bank Ltd. (The)	557,000	2,988,122
Gunze Ltd.	306,000	1,238,055
Gurunavi Inc.	52,400	1,052,513
H2O Retailing Corp.	126,600	2,145,397
Hachijuni Bank Ltd. (The)	633,000	3,736,557
Hakuhodo DY Holdings Inc.	334,000	4,066,009
Hamamatsu Photonics KK	219,600	6,451,870
Hankyu Hanshin Holdings Inc.	365,200	12,056,482
Hankyu REIT Inc.	984	1,294,992
Hanwa Co. Ltd.	296,000	2,097,784
Harmonic Drive Systems Inc.[a]	48,300	1,518,718
Haseko Corp.	430,900	4,917,061
Hazama Ando Corp.	272,400	1,937,860
Heiwa Corp.	83,800	2,158,337
Heiwa Real Estate Co. Ltd.	72,200	1,150,329
Heiwa Real Estate REIT Inc.	1,381	1,045,630
Heiwado Co. Ltd.	57,200	1,226,924
Hibiya Engineering Ltd.	24,200	356,693
Hikari Tsushin Inc.	31,900	3,062,079
Hino Motors Ltd.	391,400	4,905,228
Hirose Electric Co. Ltd.	49,700	6,674,522

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Hiroshima Bank Ltd. (The)	796,000	$3,434,790
HIS Co. Ltd.[a]	67,400	1,607,152
Hisamitsu Pharmaceutical Co. Inc.	95,500	4,883,377
Hitachi Capital Corp.	80,500	1,970,795
Hitachi Chemical Co. Ltd.	163,700	4,684,695
Hitachi Construction Machinery Co. Ltd.	171,800	4,424,848
Hitachi High-Technologies Corp.	108,300	4,318,592
Hitachi Kokusai Electric Inc.	87,700	1,966,897
Hitachi Ltd.	7,427,000	40,982,755
Hitachi Maxell Ltd.	61,900	1,222,229
Hitachi Metals Ltd.	316,900	4,437,794
Hitachi Transport System Ltd.	74,100	1,574,800
Hitachi Zosen Corp.	279,000	1,619,386
Hogy Medical Co. Ltd.	24,800	1,592,967
Hokkaido Electric Power Co. Inc.	301,200	2,185,977
Hokkoku Bank Ltd. (The)	383,000	1,436,207
Hokuetsu Bank Ltd. (The)	29,600	724,930
Hokuetsu Kishu Paper Co. Ltd.	228,100	1,589,968
Hokuhoku Financial Group Inc.	192,400	3,020,544
Hokuriku Electric Power Co.	271,600	2,509,626
Hokuto Corp.	64,700	1,214,250
Honda Motor Co. Ltd.	2,499,600	72,474,273
HORIBA Ltd.	58,900	3,471,544
Hoshino Resorts REIT Inc.	284	1,442,038
Hoshizaki Corp.	78,600	6,550,588
Hosiden Corp.	100,700	1,108,450
House Foods Group Inc.	90,600	2,014,056
Hoya Corp.	598,600	28,590,171
Hulic Co. Ltd.	461,200	4,344,308
Hulic Reit Inc.	1,458	2,341,276
Hyakugo Bank Ltd. (The)	394,000	1,590,562
Hyakujushi Bank Ltd. (The)	378,000	1,251,296
Ibiden Co. Ltd.	173,400	3,048,928
IBJ Leasing Co. Ltd.	60,700	1,318,879
Ichibanya Co. Ltd.[a]	28,600	922,374
Ichigo Inc.	388,500	1,129,219
Ichigo Office REIT Investment	2,099	1,188,184
Idec Corp./Japan	77,200	849,082
Idemitsu Kosan Co. Ltd.	140,700	4,499,825

Security	Shares	Value
IDOM Inc.[a]	106,100	$556,818
IHI Corp.[b]	2,266,000	7,684,112
Iida Group Holdings Co. Ltd.	230,600	3,669,906
Iino Kaiun Kaisha Ltd.	267,800	1,105,122
Inaba Denki Sangyo Co. Ltd.	40,800	1,482,372
Inabata & Co. Ltd.	81,100	1,001,836
Industrial & Infrastructure Fund Investment Corp.	529	2,334,870
INPEX Corp.	1,470,800	14,098,410
Internet Initiative Japan Inc.	63,600	1,162,225
Invesco Office J-Reit Inc.	1,417	1,248,313
Invincible Investment Corp.	5,287	2,025,253
Iriso Electronics Co. Ltd.	16,600	1,049,879
Iseki & Co. Ltd.	395,000	811,474
Isetan Mitsukoshi Holdings Ltd.	505,500	5,518,915
Ishihara Sangyo Kaisha Ltd.[b]	103,800	1,015,931
Istyle Inc.[a]	70,000	565,802
Isuzu Motors Ltd.	918,600	12,460,063
Ito EN Ltd.	84,500	3,062,528
ITOCHU Corp.	2,294,800	32,444,647
ITOCHU Enex Co. Ltd.	87,400	728,399
Itochu Techno-Solutions Corp.	77,700	2,261,922
Itoham Yonekyu Holdings Inc.	214,900	1,987,637
Iwatani Corp.	307,000	1,809,446
Iyo Bank Ltd. (The)	368,100	2,612,067
Izumi Co. Ltd.	62,700	3,138,656
J Front Retailing Co. Ltd.	366,700	5,279,927
J Trust Co. Ltd.	119,400	926,536
J-Oil Mills Inc.	24,200	940,038
Jaccs Co. Ltd.	231,000	990,562
Jafco Co. Ltd.	55,200	1,965,946
Japan Airlines Co. Ltd.	177,000	5,589,307
Japan Airport Terminal Co. Ltd.[a]	73,900	2,565,650
Japan Aviation Electronics Industry Ltd.	88,000	1,203,122
Japan Communications Inc.[a,b]	427,200	670,674
Japan Display Inc.[a,b]	590,100	1,334,038
Japan Excellent Inc.	1,908	2,233,731
Japan Exchange Group Inc.	804,100	11,260,430
Japan Hotel REIT Investment Corp.	5,745	3,911,774
Japan Lifeline Co. Ltd.[a]	35,500	712,420

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Japan Logistics Fund Inc.	1,343	$2,866,239
Japan Petroleum Exploration Co. Ltd.	56,500	1,236,238
Japan Post Bank Co. Ltd.	616,700	7,673,481
Japan Post Holdings Co. Ltd.	699,000	8,659,900
Japan Prime Realty Investment Corp.	1,250	4,692,967
Japan Real Estate Investment Corp.	2,016	10,616,238
Japan Rental Housing Investments Inc.	2,682	1,927,229
Japan Retail Fund Investment Corp.	3,868	7,557,642
Japan Securities Finance Co. Ltd.	262,700	1,381,019
Japan Steel Works Ltd. (The)	105,400	1,690,636
Japan Tobacco Inc.	1,688,500	56,136,907
JFE Holdings Inc.	798,800	13,619,085
JGC Corp.	316,000	5,513,771
JINS Inc.	22,900	1,232,619
Joyful Honda Co. Ltd.	49,500	1,638,602
JSP Corp.	34,500	804,701
JSR Corp.	299,300	5,466,716
JTEKT Corp.	345,600	5,438,077
Juroku Bank Ltd. (The)	526,000	1,670,440
JVC Kenwood Corp.	386,100	1,028,723
JXTG Holdings Inc.	4,806,950	21,695,313
K's Holdings Corp.	121,000	2,328,384
kabu.com Securities Co. Ltd.	309,000	975,760
Kadokawa Dwango[b]	101,900	1,409,615
Kagome Co. Ltd.	120,500	3,280,860
Kajima Corp.	1,362,000	9,249,430
Kakaku.com Inc.	223,800	3,226,398
Kaken Pharmaceutical Co. Ltd.	49,200	2,917,485
Kamigumi Co. Ltd.	348,000	3,159,379
Kanamoto Co. Ltd.	45,400	1,229,999
Kandenko Co. Ltd.	166,000	1,650,022
Kaneka Corp.	432,000	3,402,673
Kanematsu Corp.	749,000	1,525,280
Kansai Electric Power Co. Inc. (The)	1,094,500	14,796,909
Kansai Paint Co. Ltd.	337,900	7,481,270
Kansai Urban Banking Corp.	47,800	594,766

Security	Shares	Value
Kanto Denka Kogyo Co. Ltd.	81,900	$720,767
Kao Corp.	774,400	42,711,144
Kappa Create Co. Ltd.[a,b]	74,200	844,044
Kato Sangyo Co. Ltd.	48,600	1,192,873
Kato Works Co. Ltd.	44,400	1,154,312
Kawasaki Heavy Industries Ltd.	2,150,000	6,499,955
Kawasaki Kisen Kaisha Ltd.[a,b]	1,345,000	3,535,346
KDDI Corp.	2,816,200	74,668,333
Keihan Holdings Co. Ltd.	772,000	4,854,867
Keihin Corp.	79,300	1,245,665
Keikyu Corp.	728,000	8,353,028
Keio Corp.	878,000	7,025,890
Keisei Electric Railway Co. Ltd.[a]	213,500	5,077,496
Keiyo Bank Ltd. (The)	356,000	1,548,937
Kenedix Inc.	424,200	1,956,031
Kenedix Office Investment Corp.	632	3,583,242
Kenedix Residential Investment Corp.	592	1,520,495
Kenedix Retail REIT Corp.	871	1,897,963
Kewpie Corp.	167,600	4,261,042
KEY Coffee Inc.	59,900	1,184,888
Keyence Corp.	150,000	60,285,279
Kikkoman Corp.	226,400	6,956,311
Kinden Corp.	211,200	3,196,325
Kintetsu Group Holdings Co. Ltd.	2,724,000	9,945,887
Kintetsu World Express Inc.	72,200	1,119,887
Kirin Holdings Co. Ltd.	1,273,700	24,749,567
Kisoji Co. Ltd.	50,500	1,183,332
Kissei Pharmaceutical Co. Ltd.	50,400	1,314,822
Kitz Corp.	179,000	1,252,534
Kiyo Bank Ltd. (The)	110,800	1,729,542
Koa Corp.	62,800	1,064,789
Kobayashi Pharmaceutical Co. Ltd.	77,000	4,034,090
Kobe Steel Ltd.[b]	465,500	4,134,251
Koei Tecmo Holdings Co. Ltd.	63,800	1,293,514
Kohnan Shoji Co. Ltd.	51,000	985,045
Koito Manufacturing Co. Ltd.	170,700	8,805,284
Kokuyo Co. Ltd.	137,400	1,784,832

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Komatsu Ltd.	1,423,700	$37,958,522
Komeri Co. Ltd.	48,500	1,189,549
Komori Corp.	97,000	1,281,789
Konami Holdings Corp.	145,600	6,054,149
Konica Minolta Inc.	689,600	6,093,622
Konishi Co. Ltd.	55,300	705,947
Kose Corp.	45,800	4,342,926
Kotobuki Spirits Co. Ltd.[a]	35,000	943,527
Kubota Corp.	1,632,300	25,669,883
Kumagai Gumi Co. Ltd.	623,000	1,676,684
Kumiai Chemical Industry Co. Ltd.	10,800	62,298
Kumiai Chemical Industry Co. Ltd.[b]	41,100	372,215
Kurabo Industries Ltd.	334,000	746,084
Kuraray Co. Ltd.	546,900	8,821,443
Kureha Corp.	29,200	1,294,052
Kurita Water Industries Ltd.	155,000	3,999,103
Kuroda Electric Co. Ltd.	58,900	1,228,514
Kusuri no Aoki Holdings Co. Ltd.	25,900	1,118,763
KYB Corp.	324,000	1,598,636
Kyocera Corp.	493,900	27,958,276
Kyoei Steel Ltd.	36,700	593,284
Kyokuto Kaihatsu Kogyo Co. Ltd.	71,400	1,177,937
KYORIN Holdings Inc.	71,400	1,493,718
Kyoritsu Maintenance Co. Ltd.[a]	50,500	1,474,634
Kyowa Exeo Corp.	148,900	2,249,463
Kyowa Hakko Kirin Co. Ltd.	408,200	7,001,690
Kyudenko Corp.	62,700	1,797,134
Kyushu Electric Power Co. Inc.	659,100	7,107,188
Kyushu Financial Group Inc.	539,000	3,355,755
Laox Co. Ltd.[a,b]	88,600	424,441
LaSalle Logiport REIT	1,890	1,795,559
Lawson Inc.	83,100	5,516,641
Leopalace21 Corp.	399,000	2,119,028
Lifull Co. Ltd.[a]	109,300	766,777
LINE Corp.[a,b]	69,100	2,395,905
Lintec Corp.	85,600	1,884,475
Lion Corp.	371,800	6,710,878
LIXIL Group Corp.	413,800	10,331,079
M3 Inc.	303,400	7,754,433

Security	Shares	Value
Mabuchi Motor Co. Ltd.	76,000	$4,288,508
Maeda Corp.	203,000	1,868,467
Maeda Road Construction Co. Ltd.	100,000	1,842,648
Makino Milling Machine Co. Ltd.	175,000	1,557,370
Makita Corp.	341,800	12,188,526
Mandom Corp.	36,500	1,732,170
Mani Inc.	44,900	1,160,464
Mars Engineering Corp.	12,600	259,641
Marubeni Corp.	2,521,900	15,529,130
Marudai Food Co. Ltd.	204,000	933,345
Maruha Nichiro Corp.	71,500	2,042,949
Marui Group Co. Ltd.	316,800	4,336,923
Maruichi Steel Tube Ltd.	82,200	2,330,241
Maruwa Co. Ltd./Aichi	28,400	1,014,013
Matsui Securities Co. Ltd.	164,600	1,340,780
Matsumotokiyoshi Holdings Co. Ltd.	60,500	3,033,955
Matsuya Co. Ltd.	70,100	591,766
Mazda Motor Corp.	871,300	12,772,084
McDonald's Holdings Co. Japan Ltd.[a]	98,600	3,038,405
MCUBS MidCity Investment Corp.	456	1,362,232
Mebuki Financial Group Inc.	1,439,010	5,641,405
Medipal Holdings Corp.	264,800	4,380,472
Megachips Corp.[b]	37,100	977,507
MEGMILK SNOW BRAND Co. Ltd.	74,800	2,231,183
Meidensha Corp.	344,000	1,256,015
MEIJI Holdings Co. Ltd.	177,800	15,089,154
Meitec Corp.	50,000	2,159,774
Melco Holdings Inc.	20,500	580,223
Menicon Co. Ltd.	19,300	601,664
Micronics Japan Co. Ltd.[a]	79,300	688,637
Milbon Co. Ltd.	22,100	1,068,619
Minato Bank Ltd. (The)	20,100	381,191
MINEBEA MITSUMI Inc.	585,159	8,456,905
Miraca Holdings Inc.	89,500	4,126,940
Mirait Holdings Corp.	104,300	1,083,515
Misawa Homes Co. Ltd.	69,600	643,739
MISUMI Group Inc.	425,000	8,048,578

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Mitsuba Corp.	60,000	$1,134,655
Mitsubishi Chemical Holdings Corp.	2,107,500	16,492,081
Mitsubishi Corp.	2,315,400	49,924,320
Mitsubishi Electric Corp.	2,978,000	41,516,211
Mitsubishi Estate Co. Ltd.	1,923,900	36,762,420
Mitsubishi Gas Chemical Co. Inc.	286,500	6,122,212
Mitsubishi Heavy Industries Ltd.	4,921,000	19,689,298
Mitsubishi Logistics Corp.	172,000	2,221,943
Mitsubishi Materials Corp.	167,600	4,984,247
Mitsubishi Motors Corp.	1,025,300	6,558,167
Mitsubishi Paper Mills Ltd.[b]	100,600	692,206
Mitsubishi Pencil Co. Ltd.	27,800	1,541,258
Mitsubishi Shokuhin Co. Ltd.	22,700	725,985
Mitsubishi Steel Manufacturing Co. Ltd.	331,000	691,872
Mitsubishi Tanabe Pharma Corp.	348,700	7,075,979
Mitsubishi UFJ Financial Group Inc.	19,570,400	124,511,776
Mitsubishi UFJ Lease & Finance Co. Ltd.	692,860	3,617,516
Mitsui & Co. Ltd.	2,616,900	36,928,175
Mitsui Chemicals Inc.	1,423,000	7,276,487
Mitsui Engineering & Shipbuilding Co. Ltd.	1,146,000	1,758,016
Mitsui Fudosan Co. Ltd.	1,370,500	30,116,083
Mitsui Fudosan Logistics Park Inc.[a]	344	1,004,503
Mitsui Mining & Smelting Co. Ltd.	865,000	2,917,736
Mitsui OSK Lines Ltd.	1,747,000	5,344,281
Mitsui Sugar Co. Ltd.	41,000	1,010,379
Mitsui-Soko Holdings Co. Ltd.	317,000	932,771
Miura Co. Ltd.	142,800	2,391,743
Mixi Inc.	71,100	3,941,850
Miyazaki Bank Ltd. (The)	232,000	711,797
Mizuho Financial Group Inc.	36,918,500	67,431,655
Mochida Pharmaceutical Co. Ltd.	22,200	1,672,916
Modec Inc.	36,300	764,296

Security	Shares	Value
Monex Group Inc.	418,600	$1,047,720
MonotaRO Co. Ltd.[a]	99,500	3,235,736
Mori Hills REIT Investment Corp.	2,220	2,883,789
MORI TRUST Sogo REIT Inc.	1,574	2,458,360
Morinaga & Co. Ltd./Japan	62,500	2,954,831
Morinaga Milk Industry Co. Ltd.	310,000	2,447,295
Morita Holdings Corp.	55,100	805,220
Morpho Inc.[a,b]	11,600	470,889
MOS Food Services Inc.	48,100	1,508,114
MS&AD Insurance Group Holdings Inc.	784,600	25,564,432
Murata Manufacturing Co. Ltd.	294,500	39,484,189
Musashi Seimitsu Industry Co. Ltd.	45,100	1,106,967
Musashino Bank Ltd. (The)	51,400	1,493,998
Nabtesco Corp.	174,100	4,935,462
Nachi-Fujikoshi Corp.	290,000	1,545,349
Nagaileben Co. Ltd.	33,500	771,759
Nagase & Co. Ltd.	175,500	2,542,680
Nagoya Railroad Co. Ltd.	1,388,000	6,375,312
Nakanishi Inc.	29,900	1,174,863
Nankai Electric Railway Co. Ltd.	824,000	4,050,884
NanoCarrier Co. Ltd.[a,b]	106,100	632,964
Nanto Bank Ltd. (The)	34,900	1,319,669
NEC Corp.	3,969,000	9,862,860
NEC Networks & System Integration Corp.	42,000	877,528
NET One Systems Co. Ltd.	181,500	1,655,921
Nexon Co. Ltd.	272,100	4,625,724
NGK Insulators Ltd.	400,700	8,558,955
NGK Spark Plug Co. Ltd.	277,700	6,006,412
NH Foods Ltd.	264,000	7,507,670
NHK Spring Co. Ltd.	315,300	3,515,905
Nichi-Iko Pharmaceutical Co. Ltd.[a]	78,500	1,217,606
Nichias Corp.	193,000	1,970,342
Nichicon Corp.	114,900	1,091,586
Nichiha Corp.	52,100	1,635,866
NichiiGakkan Co. Ltd.	69,000	523,056
Nichirei Corp.	196,900	4,901,745
Nidec Corp.	367,800	33,721,324

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Nifco Inc./Japan	66,100	$3,296,995
Nihon Kohden Corp.	122,300	2,765,931
Nihon M&A Center Inc.	102,800	3,513,663
Nihon Parkerizing Co. Ltd.	159,500	2,047,587
Nihon Unisys Ltd.	94,900	1,329,809
Nikkiso Co. Ltd.	97,300	992,465
Nikkon Holdings Co. Ltd.	94,400	1,974,041
Nikon Corp.	506,200	7,220,400
Nintendo Co. Ltd.	174,400	43,877,707
Nippo Corp.	92,000	1,771,167
Nippon Accommodations Fund Inc.	717	3,081,035
Nippon Building Fund Inc.	2,155	11,464,206
Nippon Denko Co. Ltd.	424,400	1,294,483
Nippon Electric Glass Co. Ltd.	648,000	4,016,937
Nippon Express Co. Ltd.	1,254,000	6,884,794
Nippon Flour Mills Co. Ltd.	104,000	1,559,020
Nippon Gas Co. Ltd.	62,200	1,788,383
Nippon Kayaku Co. Ltd.	236,000	3,222,320
Nippon Light Metal Holdings Co. Ltd.	754,600	1,685,614
Nippon Paint Holdings Co. Ltd.	253,200	9,710,505
Nippon Paper Industries Co. Ltd.	155,800	2,944,923
Nippon Prologis REIT Inc.	2,365	5,000,722
NIPPON REIT Investment Corp.	628	1,612,958
Nippon Road Co. Ltd. (The)	179,000	802,907
Nippon Seiki Co. Ltd.	64,000	1,332,018
Nippon Sharyo Ltd.[b]	165,000	436,665
Nippon Sheet Glass Co. Ltd.[b]	164,100	1,276,350
Nippon Shinyaku Co. Ltd.	77,800	4,131,838
Nippon Shokubai Co. Ltd.	41,900	2,815,385
Nippon Signal Co. Ltd.	113,400	1,086,491
Nippon Soda Co. Ltd.	215,000	1,164,977
Nippon Steel & Sumikin Bussan Corp.	30,172	1,241,039
Nippon Steel & Sumitomo Metal Corp.	1,236,800	27,854,906
Nippon Suisan Kaisha Ltd.	448,000	2,158,213
Nippon Telegraph & Telephone Corp.	1,064,700	45,550,859
Nippon Thompson Co. Ltd.	158,100	860,920

Security	Shares	Value
Nippon Yusen KKb	2,490,000	$5,003,678
Nipro Corp.	218,000	3,305,105
Nishi-Nippon Financial Holdings Inc.	191,200	1,821,606
Nishi-Nippon Railroad Co. Ltd.	509,000	2,150,704
Nishimatsu Construction Co. Ltd.	429,000	2,182,139
Nishimatsuya Chain Co. Ltd.	94,200	1,001,408
Nissan Chemical Industries Ltd.	190,700	5,910,725
Nissan Motor Co. Ltd.	3,602,100	34,204,924
Nissan Shatai Co. Ltd.	111,400	1,047,342
Nissha Printing Co. Ltd.[a]	49,100	1,221,003
Nisshin OilliO Group Ltd. (The)	283,000	1,675,608
Nisshin Seifun Group Inc.	297,700	4,564,181
Nisshin Steel Co. Ltd.	117,400	1,434,456
Nisshinbo Holdings Inc.	202,900	2,073,231
Nissin Electric Co. Ltd.	83,300	984,923
Nissin Foods Holdings Co. Ltd.	91,200	5,219,844
Nissin Kogyo Co. Ltd.	72,400	1,243,147
Nitori Holdings Co. Ltd.	124,500	16,206,109
Nitta Corp.	30,200	853,413
Nitto Boseki Co. Ltd.	263,000	1,328,330
Nitto Denko Corp.	254,400	19,145,614
Nitto Kogyo Corp.	66,700	960,379
Noevir Holdings Co. Ltd.	31,900	1,313,546
NOF Corp.	234,000	2,636,620
NOK Corp.	146,600	3,486,468
Nomura Co. Ltd.	75,700	1,447,176
Nomura Holdings Inc.	5,590,200	33,550,227
Nomura Real Estate Holdings Inc.	179,300	3,028,814
Nomura Real Estate Master Fund Inc.	6,148	8,863,224
Nomura Research Institute Ltd.	205,880	7,166,183
Noritake Co. Ltd./Nagoya Japan	24,200	648,908
Noritz Corp.	50,700	986,528
North Pacific Bank Ltd.	498,800	1,901,767
NS Solutions Corp.	65,700	1,438,127
NSD Co. Ltd.	99,300	1,617,734
NSK Ltd.	685,000	9,340,630
NTN Corp.	667,000	3,392,742

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
NTT Data Corp.	198,000	$9,183,278
NTT DOCOMO Inc.	2,130,200	51,367,880
NTT Urban Development Corp.	160,700	1,448,852
Obara Group Inc.	20,700	945,214
Obayashi Corp.	988,700	9,588,093
OBIC Business Consultants Co. Ltd.	17,800	875,070
Obic Co. Ltd.	102,700	5,546,371
Odakyu Electric Railway Co. Ltd.	448,500	8,698,816
Ogaki Kyoritsu Bank Ltd. (The)	558,000	1,626,895
Ohsho Food Service Corp.	24,700	920,683
Oiles Corp.	50,900	924,666
Oita Bank Ltd. (The)	245,000	947,295
Oji Holdings Corp.	1,252,000	6,053,898
Okabe Co. Ltd.	92,700	830,782
Okamoto Industries Inc.	92,000	997,004
Okamura Corp.	134,100	1,186,172
Okasan Securities Group Inc.	263,000	1,531,237
Oki Electric Industry Co. Ltd.	125,800	1,877,915
Okinawa Electric Power Co. Inc. (The)	58,900	1,436,701
OKUMA Corp.	199,000	2,083,368
Okumura Corp.	273,000	1,687,423
Olympus Corp.	450,900	17,353,198
Omron Corp.	297,900	12,467,063
Ono Pharmaceutical Co. Ltd.	641,400	13,216,971
Onward Holdings Co. Ltd.	194,000	1,442,774
Open House Co. Ltd.	52,800	1,295,014
Oracle Corp. Japan	60,300	3,472,916
Orient Corp.[a]	698,100	1,246,272
Oriental Land Co. Ltd./Japan	337,700	19,388,894
ORIX Corp.	2,033,500	31,030,623
Orix JREIT Inc.	3,712	5,887,518
Osaka Gas Co. Ltd.	2,896,000	10,841,489
OSAKA Titanium Technologies Co. Ltd.[a,b]	38,000	557,029
OSG Corp.[a]	132,000	2,717,682
Otsuka Corp.	83,300	4,461,299
Otsuka Holdings Co. Ltd.	601,800	27,679,453
Outsourcing Inc.[a]	24,000	920,427
Oyo Corp.	54,200	688,015
Pacific Metals Co. Ltd.[b]	272,000	883,323

Security	Shares	Value
Pack Corp. (The)	27,600	$777,465
PAL GROUP Holdings Co. Ltd.	26,700	709,717
PALTAC Corp.	47,200	1,393,092
PanaHome Corp.[a]	117,000	1,298,367
Panasonic Corp.	3,384,500	40,397,212
Paramount Bed Holdings Co. Ltd.	31,900	1,337,871
Park24 Co. Ltd.	160,400	4,136,988
PC Depot Corp.[a]	96,600	486,163
Penta-Ocean Construction Co. Ltd.	456,700	2,310,745
PeptiDream Inc.[a,b]	55,300	3,308,971
Pigeon Corp.	169,900	5,258,410
Pilot Corp.	48,800	1,980,981
Piolax Inc.	53,500	1,229,631
Pioneer Corp.[b]	580,200	1,046,203
Plenus Co. Ltd.	41,800	875,224
Pola Orbis Holdings Inc.	143,500	3,305,894
Premier Investment Corp.	2,039	2,193,201
Press Kogyo Co. Ltd.	232,400	1,125,828
Prima Meat Packers Ltd.	302,000	1,392,554
Raito Kogyo Co. Ltd.	101,800	1,011,881
Rakuten Inc.	1,433,900	14,677,311
Recruit Holdings Co. Ltd.	574,400	29,011,142
Relia Inc.	89,700	885,976
Relo Group Inc.	157,800	2,590,598
Rengo Co. Ltd.	289,700	1,751,662
Resona Holdings Inc.	3,398,000	18,893,697
Resorttrust Inc.	128,900	2,217,908
Ricoh Co. Ltd.	1,016,700	8,464,139
Ricoh Leasing Co. Ltd.	34,800	1,127,012
Riken Corp.	21,400	935,902
Ringer Hut Co. Ltd.	50,200	1,029,039
Rinnai Corp.	52,000	4,319,727
Riso Kagaku Corp.	35,800	629,800
Rohm Co. Ltd.	138,100	9,688,185
Rohto Pharmaceutical Co. Ltd.	149,400	2,786,423
Round One Corp.	128,800	1,100,005
Royal Holdings Co. Ltd.	59,900	1,174,141
Ryobi Ltd.	265,000	1,164,887
Ryohin Keikaku Co. Ltd.	36,700	8,277,007
Ryosan Co. Ltd.	48,100	1,572,840
Ryoyo Electro Corp.	47,500	695,434

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Saizeriya Co. Ltd.	51,900	$1,457,316
Sakai Chemical Industry Co. Ltd.	218,000	747,071
Sakata Seed Corp.	50,900	1,605,037
San-A Co. Ltd.	36,100	1,641,940
San-in Godo Bank Ltd. (The)	242,300	1,969,353
Sanden Holdings Corp.[b]	263,000	816,345
Sangetsu Corp.	94,000	1,657,881
Sanken Electric Co. Ltd.[b]	220,000	1,010,496
Sankyo Co. Ltd.	63,700	2,220,100
Sankyo Tateyama Inc.	75,900	1,109,868
Sankyu Inc.	400,000	2,544,182
Sanrio Co. Ltd.	70,300	1,284,660
Santen Pharmaceutical Co. Ltd.	577,500	8,118,261
Sanwa Holdings Corp.	321,900	3,242,969
Sanyo Special Steel Co. Ltd.	188,000	1,033,857
Sapporo Holdings Ltd.	104,800	2,928,609
Sato Holdings Corp.	51,800	1,182,659
Sawai Pharmaceutical Co. Ltd.	50,500	2,758,993
SBI Holdings Inc./Japan	321,400	4,454,678
SCREEN Holdings Co. Ltd.	59,200	4,296,474
SCSK Corp.	76,200	3,065,910
Secom Co. Ltd.	325,800	23,633,433
Sega Sammy Holdings Inc.	282,400	3,792,525
Seibu Holdings Inc.	265,800	4,640,233
Seikagaku Corp.	50,900	811,879
Seiko Epson Corp.	427,900	8,752,238
Seiko Holdings Corp.	258,000	1,073,939
Seino Holdings Co. Ltd.	225,500	2,611,649
Seiren Co. Ltd.	86,400	1,282,010
Sekisui Chemical Co. Ltd.	621,300	10,422,813
Sekisui House Ltd.	919,500	15,256,260
Sekisui House Reit Inc.	1,481	1,890,610
Sekisui House SI Residential Investment Corp.	1,762	1,858,897
Senko Group Holdings Co. Ltd.	207,200	1,349,486
Senshu Ikeda Holdings Inc.	421,900	1,778,891
Septeni Holdings Co. Ltd.[a]	193,500	675,262
Seria Co. Ltd.	60,600	2,718,220
Seven & I Holdings Co. Ltd.	1,158,000	48,929,577
Seven Bank Ltd.	925,600	3,105,539
Sharp Corp./Japan[a,b]	2,322,000	8,373,948

Security	Shares	Value
Shiga Bank Ltd. (The)	381,000	$1,989,253
Shikoku Chemicals Corp.	58,000	663,407
Shikoku Electric Power Co. Inc.	266,100	3,196,447
Shima Seiki Manufacturing Ltd.	41,100	1,489,585
Shimachu Co. Ltd.	75,300	1,740,810
Shimadzu Corp.	368,700	6,251,395
Shimamura Co. Ltd.	33,900	4,640,836
Shimano Inc.	114,600	17,508,191
Shimizu Corp.	848,000	8,132,341
Shin-Etsu Chemical Co. Ltd.	600,700	52,186,048
Shinko Electric Industries Co. Ltd.	143,600	1,025,438
Shinko Plantech Co. Ltd.	110,500	825,751
Shinmaywa Industries Ltd.	159,000	1,339,383
Shinsei Bank Ltd.	2,760,000	5,150,085
Shionogi & Co. Ltd.	462,300	23,776,495
Ship Healthcare Holdings Inc.	75,100	2,019,150
Shiseido Co. Ltd.	584,600	15,817,293
Shizuoka Bank Ltd. (The)	804,000	6,779,941
Shizuoka Gas Co. Ltd.	133,600	907,286
SHO-BOND Holdings Co. Ltd.	39,400	1,802,637
Shochiku Co. Ltd.[a]	167,000	1,904,163
Showa Corp.[b]	104,200	888,042
Showa Denko KKb	215,500	4,113,968
Showa Sangyo Co. Ltd.	175,000	937,248
Showa Shell Sekiyu KK	309,900	2,994,189
SIIX Corp.[a]	29,100	1,160,397
Sintokogio Ltd.	81,500	709,204
SKY Perfect JSAT Holdings Inc.	281,000	1,288,158
Skylark Co. Ltd.	161,400	2,441,199
SMC Corp./Japan	88,200	24,837,158
SMS Co. Ltd.	56,200	1,495,877
SoftBank Group Corp.	1,267,000	95,954,194
Sohgo Security Services Co. Ltd.	112,300	4,901,225
Sojitz Corp.	1,837,200	4,664,283
Sompo Holdings Inc.	544,500	20,545,142
Sony Corp.	1,937,200	65,326,409
Sony Financial Holdings Inc.	272,200	4,522,422
Sosei Group Corp.[a,b]	26,900	2,763,120
Sotetsu Holdings Inc.	620,000	2,881,134

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Square Enix Holdings Co. Ltd.	133,100	$3,832,879
St. Marc Holdings Co. Ltd.	35,600	1,084,256
Stanley Electric Co. Ltd.	228,900	6,694,303
Star Micronics Co. Ltd.	84,600	1,415,439
Start Today Co. Ltd.	274,400	5,858,724
Starts Corp. Inc.	51,100	1,130,920
Subaru Corp.	945,800	35,737,953
Sugi Holdings Co. Ltd.	59,800	2,966,664
Sumco Corp.	298,800	5,224,376
Sumitomo Bakelite Co. Ltd.	306,000	1,965,515
Sumitomo Chemical Co. Ltd.	2,437,000	13,751,440
Sumitomo Corp.	1,812,300	24,200,310
Sumitomo Dainippon Pharma Co. Ltd.	253,000	4,148,955
Sumitomo Electric Industries Ltd.	1,158,000	18,870,611
Sumitomo Forestry Co. Ltd.	208,000	3,181,484
Sumitomo Heavy Industries Ltd.	858,000	5,980,676
Sumitomo Metal Mining Co. Ltd.	751,000	10,183,336
Sumitomo Mitsui Construction Co. Ltd.	1,587,900	1,723,656
Sumitomo Mitsui Financial Group Inc.	2,058,900	76,172,097
Sumitomo Mitsui Trust Holdings Inc.	509,800	17,456,774
Sumitomo Osaka Cement Co. Ltd.	596,000	2,587,817
Sumitomo Real Estate Sales Co. Ltd.	34,600	1,114,327
Sumitomo Realty & Development Co. Ltd.	548,000	14,777,860
Sumitomo Riko Co. Ltd.	52,600	535,579
Sumitomo Rubber Industries Ltd.	258,500	4,647,295
Sumitomo Warehouse Co. Ltd. (The)	248,000	1,503,974
Sundrug Co. Ltd.	115,000	4,033,821
Suntory Beverage & Food Ltd.	216,300	9,673,056
Suruga Bank Ltd.	267,900	5,597,372
Suzuken Co. Ltd./Aichi Japan	119,800	3,960,375
Suzuki Motor Corp.	531,400	22,177,023

Security	Shares	Value
Sysmex Corp.	243,200	$14,792,285
T&D Holdings Inc.	897,300	13,310,178
T-Gaia Corp.	47,700	822,886
Tachi-S Co. Ltd.	52,700	1,009,843
Tadano Ltd.	164,500	2,122,105
Taiheiyo Cement Corp.	1,864,000	6,203,858
Taikisha Ltd.	48,300	1,202,842
Taisei Corp.	1,583,000	12,070,961
Taisho Pharmaceutical Holdings Co. Ltd.	56,200	4,618,211
Taiyo Holdings Co. Ltd.	35,400	1,581,520
Taiyo Nippon Sanso Corp.	210,300	2,511,073
Taiyo Yuden Co. Ltd.	171,700	2,093,301
Takara Bio Inc.	85,700	1,178,596
Takara Holdings Inc.	267,100	2,863,412
Takara Leben Co. Ltd.[a]	183,600	863,070
Takasago Thermal Engineering Co. Ltd.	88,200	1,365,688
Takashimaya Co. Ltd.	446,000	4,105,105
Takata Corp.[a,b]	85,700	307,527
Takeda Pharmaceutical Co. Ltd.	1,093,500	52,404,028
Takeuchi Manufacturing Co. Ltd.	56,700	1,005,615
Takuma Co. Ltd.	134,300	1,393,963
Tamron Co. Ltd.	41,300	772,499
TDK Corp.	189,400	11,723,872
TechnoPro Holdings Inc.	62,600	2,448,515
Teijin Ltd.	287,400	5,566,490
Tekken Corp.	304,000	899,973
Temp Holdings Co. Ltd.	224,700	4,229,125
Terumo Corp.	527,500	19,236,454
THK Co. Ltd.	186,600	4,806,034
TIS Inc.	124,400	3,134,831
Toa Corp./Tokyo[a,b]	38,500	708,038
Toagosei Co. Ltd.	186,800	2,193,605
Tobu Railway Co. Ltd.	1,433,000	7,263,344
TOC Co. Ltd.	77,500	704,293
Tocalo Co. Ltd.	45,900	1,237,369
Tochigi Bank Ltd. (The)	229,000	1,092,922
Toda Corp.	350,000	2,160,222
Toei Co. Ltd.	121,000	1,047,502
Toho Bank Ltd. (The)	284,000	1,042,038

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Toho Co. Ltd./Tokyo	178,300	$5,110,510
Toho Gas Co. Ltd.	610,000	4,361,443
Toho Holdings Co. Ltd.	84,200	1,827,972
Toho Titanium Co. Ltd.	74,000	501,211
Toho Zinc Co. Ltd.	218,000	964,152
Tohoku Electric Power Co. Inc.	697,300	9,295,665
Tokai Carbon Co. Ltd.	325,100	1,423,242
Tokai Corp./Gifu	8,000	295,326
TOKAI Holdings Corp.[a]	192,300	1,480,160
Tokai Rika Co. Ltd.	80,300	1,491,893
Tokai Tokyo Financial Holdings Inc.	333,200	1,685,878
Token Corp.	16,810	1,330,082
Tokio Marine Holdings Inc.	1,049,800	44,188,226
Tokuyama Corp.[b]	494,000	2,432,995
Tokyo Broadcasting System Holdings Inc.	62,100	1,101,945
Tokyo Century Corp.	67,700	2,332,179
Tokyo Dome Corp.	156,600	1,447,008
Tokyo Electric Power Co. Holdings Inc.[b]	2,231,600	8,668,546
Tokyo Electron Ltd.	242,800	28,239,903
Tokyo Gas Co. Ltd.	3,051,000	14,164,282
Tokyo Ohka Kogyo Co. Ltd.	62,300	2,017,610
Tokyo Seimitsu Co. Ltd.	70,200	2,175,841
Tokyo Steel Manufacturing Co. Ltd.	166,300	1,239,753
Tokyo Tatemono Co. Ltd.	312,000	4,257,217
Tokyo TY Financial Group Inc.	45,100	1,310,882
Tokyotokeiba Co. Ltd.	360,000	833,229
Tokyu Construction Co. Ltd.	137,700	1,122,897
Tokyu Corp.	1,605,000	11,489,997
Tokyu Fudosan Holdings Corp.	766,400	4,180,239
TOKYU REIT Inc.	1,547	1,919,351
TOMONY Holdings Inc.	267,300	1,419,589
Tomy Co. Ltd.	112,900	1,124,240
Topcon Corp.	166,000	2,929,237
Toppan Forms Co. Ltd.	103,200	1,040,610
Toppan Printing Co. Ltd.	792,000	7,964,762
Topre Corp.	58,100	1,547,492
Topy Industries Ltd.	33,200	903,938
Toray Industries Inc.	2,257,200	19,967,928
Toridoll Holdings Corp.	39,300	946,627

Security	Shares	Value
Torii Pharmaceutical Co. Ltd.	22,900	$556,733
Toshiba Corp.[a,b]	6,218,000	12,573,223
Toshiba Machine Co. Ltd.	251,000	1,042,550
Toshiba TEC Corp.[b]	229,000	1,199,749
Tosoh Corp.	863,000	8,105,867
Totetsu Kogyo Co. Ltd.	46,400	1,342,424
TOTO Ltd.	216,500	8,264,174
Towa Bank Ltd. (The)	874,000	909,518
Toyo Corp./Chuo-ku	72,900	708,923
Toyo Engineering Corp.[b]	384,000	957,675
Toyo Ink SC Holdings Co. Ltd.	363,000	1,784,552
Toyo Seikan Group Holdings Ltd.	254,100	4,251,337
Toyo Suisan Kaisha Ltd.	134,200	5,032,350
Toyo Tanso Co. Ltd.	44,800	713,778
Toyo Tire & Rubber Co. Ltd.	153,500	2,693,514
Toyobo Co. Ltd.	1,349,000	2,384,076
Toyoda Gosei Co. Ltd.	99,800	2,647,426
Toyota Boshoku Corp.	104,100	2,199,296
Toyota Industries Corp.	248,900	12,370,198
Toyota Motor Corp.	4,000,800	216,603,822
Toyota Tsusho Corp.	328,400	10,355,486
TPR Co. Ltd.	41,300	1,391,240
Transcosmos Inc.	53,800	1,292,030
Trend Micro Inc./Japan	174,600	7,675,070
Trusco Nakayama Corp.	73,100	1,668,965
TS Tech Co. Ltd.	77,400	2,029,606
TSI Holdings Co. Ltd.	148,500	991,155
Tsubakimoto Chain Co.	219,000	1,923,396
Tsukuba Bank Ltd.	226,700	652,828
Tsumura & Co.	93,100	3,010,904
Tsuruha Holdings Inc.	56,900	5,768,099
TV Asahi Holdings Corp.	40,600	751,029
UACJ Corp.	461,000	1,224,150
Ube Industries Ltd.	1,692,000	3,931,354
ULVAC Inc.	61,000	2,862,026
Unicharm Corp.	620,800	15,084,209
Unipres Corp.	62,300	1,317,315
United Arrows Ltd.	40,500	1,253,476
United Super Markets Holdings Inc.	117,300	1,140,694
United Urban Investment Corp.	4,402	6,654,140
Unitika Ltd.[a,b]	1,328,000	1,084,130

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Universal Entertainment Corp.	32,400	$970,808
Unizo Holdings Co. Ltd.	32,600	831,451
Ushio Inc.	185,600	2,331,031
USS Co. Ltd.	327,800	5,793,182
V Technology Co. Ltd.[a]	7,300	1,120,508
Valor Holdings Co. Ltd.	68,400	1,634,678
Vital KSK Holdings Inc.	88,900	783,169
VT Holdings Co. Ltd.	160,900	818,429
W-Scope Corp.[a]	49,600	667,889
Wacoal Holdings Corp.	166,000	2,102,736
WATAMI Co. Ltd.	55,200	661,093
Welcia Holdings Co. Ltd.	70,200	2,260,859
West Japan Railway Co.	252,400	16,855,348
Xebio Holdings Co. Ltd.	52,800	877,711
Yahoo Japan Corp.	2,236,500	9,570,382
Yakult Honsha Co. Ltd.	137,000	7,792,052
Yamada Denki Co. Ltd.	936,800	4,916,372
Yamagata Bank Ltd. (The)	185,000	828,160
Yamaguchi Financial Group Inc.	307,000	3,398,565
Yamaha Corp.	256,200	7,101,983
Yamaha Motor Co. Ltd.	433,100	10,261,210
Yamanashi Chuo Bank Ltd. (The)	195,000	860,680
Yamato Holdings Co. Ltd.	534,400	11,546,626
Yamato Kogyo Co. Ltd.	62,600	1,565,702
Yamazaki Baking Co. Ltd.	208,800	4,400,029
Yamazen Corp.	112,800	1,068,600
Yaoko Co. Ltd.	39,900	1,546,317
Yaskawa Electric Corp.	399,900	7,637,814
Yellow Hat Ltd.	40,700	935,439
Yodogawa Steel Works Ltd.	34,300	888,348
Yokogawa Electric Corp.	353,700	5,460,821
Yokohama Reito Co. Ltd.[a]	142,300	1,437,425
Yokohama Rubber Co. Ltd. (The)	166,600	3,265,641
Yondoshi Holdings Inc.	40,400	961,888
Yonex Co. Ltd.[a]	81,800	823,357
Yoshinoya Holdings Co. Ltd.	115,100	1,880,301
Yuasa Trading Co. Ltd.	35,800	1,035,750
Zenkoku Hosho Co. Ltd.	71,400	2,581,340
Zenrin Co. Ltd.	50,400	948,137
Zensho Holdings Co. Ltd.	141,000	2,413,457

Security	Shares	Value
Zeon Corp.	270,000	$3,073,742
Zojirushi Corp.[a]	63,500	862,465

		5,743,447,439
NETHERLANDS — 3.25%
Aalberts Industries NV	159,873	6,340,491
ABN AMRO Group NVc	431,851	11,333,364
Accell Group	53,376	1,859,961
Aegon NV	2,687,006	13,690,822
AerCap Holdings NVb	234,617	10,794,728
Akzo Nobel NV	386,472	33,785,725
Altice NV Class Ab	548,497	13,621,100
Altice NV Class Bb	190,977	4,747,826
Arcadis NVa	116,211	2,012,745
ASM International NV	74,650	4,491,278
ASML Holding NV	572,572	75,661,986
ASR Nederland NVb	117,061	3,461,544
BE Semiconductor Industries NV	57,387	2,997,095
BinckBank NV	214,579	1,066,217
Boskalis Westminster	133,034	4,891,446
Brunel International NV	59,179	1,005,310
Corbion NV	104,088	3,230,378
Eurocommercial Properties NV	86,163	3,347,285
Flow Traders[c]	46,841	1,442,747
Fugro NV CVA[b]	119,856	1,767,202
Gemalto NV	124,201	6,954,486
Heineken Holding NV	161,934	13,562,155
Heineken NV	351,569	31,335,534
IMCD Group NV	83,222	4,481,385
ING Groep NV	5,945,685	96,762,185
Intertrust NVc	77,929	1,561,438
InterXion Holding NVb	119,260	4,968,372
Koninklijke Ahold Delhaize NV	1,961,192	40,619,865
Koninklijke BAM Groep NV	423,775	2,383,952
Koninklijke DSM NV	276,277	19,756,936
Koninklijke KPN NV	5,208,526	15,058,691
Koninklijke Philips NV	1,448,169	50,179,609
Koninklijke Vopak NV	118,395	5,340,124
NN Group NV	497,579	16,493,565
NSI NV	320,168	1,351,355
NXP Semiconductors NVb	451,085	47,702,239
OCI NVa,b	128,393	2,497,070

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Philips Lighting NVb,c	102,466	$3,465,685
PostNL NV	674,967	3,342,069
Randstad Holding NV	183,439	10,928,643
Refresco Group NVc	122,605	2,395,849
RELX NV	1,522,674	29,439,841
SBM Offshore NV	291,200	4,796,170
SNS REAAL NVa,b	3,991	—
TKH Group NV	75,671	3,477,361
TomTom NVa,b	161,345	1,639,952
Unilever NV CVA	2,492,961	130,699,680
VastNed Retail NV	47,207	1,762,971
Wereldhave NV	66,471	3,060,378
Wessanen	137,254	2,049,881
Wolters Kluwer NV	465,407	19,760,321

		779,377,012
NEW ZEALAND — 0.28%
a2 Milk Co. Ltd.[a,b]	1,139,494	2,644,241
Air New Zealand Ltd.	855,804	1,498,258
Argosy Property Ltd.	1,200,522	832,461
Auckland International Airport Ltd.	1,429,997	6,774,175
Chorus Ltd.	612,652	1,888,567
Contact Energy Ltd.	1,081,013	3,866,703
Fisher & Paykel Healthcare Corp. Ltd.	865,310	5,982,372
Fletcher Building Ltd.	1,084,629	6,366,776
Freightways Ltd.	228,247	1,173,705
Genesis Energy Ltd.	881,575	1,292,199
Goodman Property Trust	1,328,383	1,112,642
Infratil Ltd.	820,374	1,661,522
Kiwi Property Group Ltd.	1,609,807	1,574,929
Mercury NZ Ltd.	1,139,217	2,514,546
Meridian Energy Ltd.	1,971,932	3,750,109
Metlifecare Ltd.	219,128	874,070
Precinct Properties New Zealand Ltd.	1,405,617	1,162,857
Ryman Healthcare Ltd.	585,645	3,469,904
Sky Network Television Ltd.	622,303	1,649,155
SKYCITY Entertainment Group Ltd.	1,001,202	2,996,956
Spark New Zealand Ltd.	2,756,568	6,992,869
Summerset Group Holdings Ltd.	303,551	1,083,695

Security	Shares	Value
Trade Me Group Ltd.	556,146	$2,023,657
Xero Ltd.[b]	118,624	1,771,349
Z Energy Ltd.	599,191	3,064,741

		68,022,458
NORWAY — 0.74%
Aker ASA Class A	49,593	1,887,272
Aker BP ASA	173,751	2,955,177
Aker Solutions ASA[a,b]	305,346	1,746,566
Atea ASA	155,628	1,889,373
Austevoll Seafood ASA	179,861	1,448,714
Bakkafrost P/F	69,373	2,356,568
Borregaard ASA	195,988	2,207,768
BW LPG Ltd.[c]	186,540	823,332
DNB ASA	1,503,978	23,543,273
DNO ASA[a,b]	1,360,053	1,152,628
Entra ASA[c]	181,916	2,091,721
Frontline Ltd./Bermuda[a]	157,470	1,051,454
Gjensidige Forsikring ASA	324,535	4,996,926
Hoegh LNG Holdings Ltd.[a]	112,890	1,159,671
Leroy Seafood Group ASA	48,453	2,441,174
Marine Harvest ASA	583,726	9,730,470
Nordic Semiconductor ASA[a,b]	232,224	932,529
Norsk Hydro ASA	2,040,430	11,671,169
Norwegian Air Shuttle ASA[a,b]	49,587	1,410,652
Norwegian Property ASA	497,742	586,843
Opera Software ASA[a]	213,517	967,076
Orkla ASA	1,237,016	11,227,222
Petroleum Geo-Services ASA[b]	496,686	1,172,356
Protector Forsikring ASA[a]	137,476	1,147,439
REC Silicon ASA[a,b]	4,705,593	587,753
Salmar ASA	87,407	2,078,422
Schibsted ASA	116,214	2,896,362
Schibsted ASA Class B	145,982	3,280,399
Seadrill Ltd.[a,b]	497,176	341,549
SpareBank 1 SMN	256,336	2,139,500
Statoil ASA	1,757,506	29,071,219
Stolt-Nielsen Ltd.	47,425	733,533
Storebrand ASA	721,373	4,766,207
Subsea 7 SA	408,581	6,772,720
Telenor ASA	1,145,530	18,560,621
TGS Nopec Geophysical Co. ASA	170,577	3,735,510

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Thin Film Electronics ASA[a,b]	1,467,634	$666,444
XXL ASA[c]	163,025	1,760,324
Yara International ASA	279,846	10,427,461

		178,415,397
PORTUGAL — 0.17%
Altri SGPS SA	193,036	900,735
Banco Comercial Portugues SAa,b	15,795,177	3,522,592
CTT-Correios de Portugal SA	295,547	1,686,098
EDP - Energias de Portugal SA	3,630,417	11,978,626
Galp Energia SGPS SA	452,309	7,028,571
Jeronimo Martins SGPS SA	420,501	7,715,690
Navigator Co. SA (The)	470,389	1,990,526
NOS SGPS SA	485,834	2,781,739
REN - Redes Energeticas Nacionais SGPS SA	765,562	2,250,044
Sonae SGPS SAb	1,805,551	1,852,117

		41,706,738
SINGAPORE — 1.34%
Accordia Golf Trust	1,838,100	979,741
Ascendas India Trust	1,274,400	1,048,551
Ascendas REIT	3,638,000	6,663,290
Ascott Residence Trust[a]	2,207,963	1,729,784
Asian Pay Television Trust	3,917,900	1,443,599
Boustead Singapore Ltd.	112,500	71,635
Cache Logistics Trust	2,574,500	1,593,291
Cambridge Industrial Trust	3,148,700	1,317,872
CapitaLand Commercial Trust	3,282,500	3,816,314
CapitaLand Ltd.	3,982,700	10,713,996
CapitaLand Mall Trust	3,733,900	5,262,777
CapitaLand Retail China Trust[a]	1,092,720	1,243,060
CDL Hospitality Trusts[a]	1,444,400	1,601,789
Chip Eng Seng Corp. Ltd.	2,321,600	1,229,151
City Developments Ltd.	635,800	4,908,265
ComfortDelGro Corp. Ltd.	3,254,800	6,380,591
COSCO Shipping International Singapore Co. Ltd.[a,b]	2,255,100	459,829
CWT Ltd.[a,b]	491,100	804,621
DBS Group Holdings Ltd.	2,738,200	37,908,113
Ezion Holdings Ltd.[a,b]	3,388,252	727,249
First REIT	849,800	820,798

Security	Shares	Value
First Resources Ltd.[a]	1,017,700	$1,365,234
Frasers Centrepoint Trust	1,075,000	1,622,845
Frasers Commercial Trust	1,553,800	1,489,656
Genting Singapore PLC	9,513,300	7,589,132
GL Ltd.	523,000	289,994
Global Logistic Properties Ltd.	4,157,800	8,567,263
Golden Agri-Resources Ltd.	10,955,700	2,821,816
Hutchison Port Holdings Trust	8,217,300	3,328,006
Hyflux Ltd.[a]	2,232,300	886,404
Jardine Cycle & Carriage Ltd.	154,432	5,218,447
Keppel Corp. Ltd.	2,261,300	10,532,348
Keppel REIT[a]	2,886,680	2,189,226
Lippo Malls Indonesia Retail Trust	4,893,000	1,487,819
M1 Ltd./Singapore[a]	777,900	1,207,729
Mapletree Commercial Trust	2,924,253	3,337,042
Mapletree Greater China Commercial Trust	2,948,700	2,257,358
Mapletree Industrial Trust	2,072,900	2,654,712
Mapletree Logistics Trust	2,448,700	1,979,703
Midas Holdings Ltd.[a,b]	2,853,200	459,305
Noble Group Ltd.[b]	14,395,100	1,472,776
OUE Hospitality Trust	1,922,300	990,238
Oversea-Chinese Banking Corp. Ltd.	4,870,200	34,147,499
Parkway Life REIT	907,800	1,662,709
Raffles Medical Group Ltd.[a]	1,773,100	1,776,018
Sabana Shari'ah Compliant Industrial REIT[a]	2,913,380	948,407
SATS Ltd.	1,070,800	3,899,529
SembCorp Industries Ltd.	1,545,300	3,349,974
Sembcorp Marine Ltd.	1,378,800	1,607,959
Singapore Airlines Ltd.	795,300	5,832,314
Singapore Exchange Ltd.	1,223,300	6,476,654
Singapore Post Ltd.[a]	2,367,200	2,337,223
Singapore Press Holdings Ltd.[a]	990,300	2,458,568
Singapore Technologies Engineering Ltd.	2,474,400	6,709,577
Singapore Telecommunications Ltd.	12,565,500	33,623,074
Soilbuild Business Space REIT[a]	2,491,790	1,185,548

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Starhill Global REIT[a]	2,859,000	$1,575,038
StarHub Ltd.[a]	915,000	1,826,465
Suntec REIT[a]	3,612,800	4,575,128
United Engineers Ltd.	858,100	1,768,139
United Overseas Bank Ltd.[a]	2,021,900	31,535,680
UOL Group Ltd.	735,900	3,811,917
Venture Corp. Ltd.	459,100	4,007,312
Wilmar International Ltd.	3,023,900	7,680,364
Wing Tai Holdings Ltd.[a]	809,500	1,094,623
Yangzijiang Shipbuilding Holdings Ltd.	3,164,700	2,603,853
Yanlord Land Group Ltd.	1,116,400	1,489,652
Ying Li International Real Estate Ltd.[b]	4,530,700	453,815

		320,908,408
SPAIN — 3.28%
Abengoa SA Class Ba,b	24,740,151	377,171
Abertis Infraestructuras SA	1,014,386	17,839,539
Acciona SA	49,871	4,113,213
Acerinox SA	254,798	3,557,066
ACS Actividades de Construccion y Servicios SA	375,395	13,910,998
Aena SAc	106,926	18,862,801
Almirall SA	114,120	2,060,412
Amadeus IT Group SA	682,573	36,792,742
Applus Services SA	247,521	3,102,382
Atresmedia Corp. de Medios de Comunicacion SA	173,960	2,184,171
Axiare Patrimonio SOCIMI SA	139,455	2,314,339
Banco Bilbao Vizcaya Argentaria SA	10,286,755	82,321,730
Banco de Sabadell SA	8,258,214	15,881,250
Banco Popular Espanol SAa,b	5,433,741	3,810,594
Banco Santander SA	22,413,598	146,126,400
Bankia SA	7,284,845	8,837,173
Bankinter SA	1,067,840	9,399,107
Bolsas y Mercados Espanoles SHMSF SA	1,895	67,891
CaixaBank SA	5,570,441	25,288,864
Cellnex Telecom SAa,c	248,235	4,385,868
Cia. de Distribucion Integral Logista Holdings SA	84,690	2,024,298

Security	Shares	Value
CIE Automotive SA	97,047	$2,086,638
Codere SA/Spain[a,b]	1,631,142	923,640
Construcciones y Auxiliar de Ferrocarriles SA	42,270	1,698,043
Corp Financiera Alba SA	37,119	2,016,994
Distribuidora Internacional de Alimentacion SA	968,310	5,762,520
Ebro Foods SA	127,941	2,860,267
Enagas SA	76,594	2,014,279
Ence Energia y Celulosa SA	433,200	1,547,284
Endesa SA	484,503	11,414,614
Euskaltel SAc	190,526	1,937,178
Faes Farma SA	558,982	2,008,721
Ferrovial SA	761,490	16,198,898
Gamesa Corp. Tecnologica SA	355,034	7,668,492
Gas Natural SDG SA	537,460	12,150,142
Grifols SA	477,115	12,809,611
Grupo Catalana Occidente SA	81,513	3,167,084
Hispania Activos Inmobiliarios SOCIMI SA	206,691	3,119,555
Iberdrola SA	8,483,206	60,987,858
Indra Sistemas SAb	209,645	2,873,066
Industria de Diseno Textil SA	1,686,972	64,681,748
Inmobiliaria Colonial SA	424,179	3,288,335
International Consolidated Airlines Group SA	1,338,473	9,704,234
Lar Espana Real Estate SOCIMI SA	224,527	1,858,190
Liberbank SAb	1,033,225	1,380,535
Mapfre SA	1,860,941	6,492,814
Mediaset Espana Comunicacion SA	311,036	4,286,281
Melia Hotels International SA	161,137	2,391,657
Merlin Properties SOCIMI SA	514,919	6,092,233
NH Hotel Group SAa,b	391,743	2,028,428
Obrascon Huarte Lain SAa	216,587	948,126
Pescanova SAb	498	—
Pharma Mar SAa,b	377,271	1,446,119
Promotora de Informaciones SAb	76,933	274,367
Prosegur Cia. de Seguridad SA	499,377	3,257,341
Red Electrica Corp. SA	265,375	5,172,743

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Repsol SA	1,784,782	$28,249,324
Sacyr SAb	737,903	1,848,140
Tecnicas Reunidas SA	60,696	2,402,549
Telefonica SA	6,960,508	76,971,281
Tubacex SA	377,068	1,203,082
Viscofan SA	69,825	4,177,413
Zardoya Otis SA	342,864	3,177,308

		787,835,141
SWEDEN — 3.22%
AAK AB	48,828	3,493,307
AF AB Class B	118,195	2,488,091
Alfa Laval AB	457,679	9,391,547
Assa Abloy AB Class B	1,552,747	33,650,918
Atlas Copco AB Class A	1,018,359	38,090,132
Atlas Copco AB Class B	622,649	20,715,589
Attendo ABc	195,511	1,998,209
Avanza Bank Holding AB	46,466	1,866,029
Axfood AB	171,856	2,728,797
Betsson AB	194,425	1,662,146
Bilia AB Class A	77,507	1,553,676
BillerudKorsnas AB	291,888	4,680,862
BioGaia AB Class B	24,008	967,933
Boliden AB	423,502	12,109,896
Bonava AB Class B	159,428	2,578,273
Bravida Holding ABc	260,083	1,838,686
Byggmax Group ABa	151,981	1,025,530
Castellum AB	376,830	5,162,113
Clas Ohlson AB Class B	75,906	1,260,128
Cloetta AB Class B	472,029	1,908,416
Com Hem Holding AB	235,805	2,937,310
Dometic Group ABc	495,977	3,696,806
Duni AB	55,619	788,294
Electrolux AB Class B	369,684	10,984,309
Elekta AB Class B	585,194	6,109,814
Evolution Gaming Group ABc	36,603	1,616,273
Fabege AB	217,479	3,747,944
Fastighets AB Balder Class Bb	148,001	3,306,071
Fingerprint Cards AB Class Ba,b	522,881	2,082,714
Getinge AB Class B	313,747	6,133,352
Granges AB	139,778	1,452,272
Hemfosa Fastigheter AB	243,916	2,261,542
Hennes & Mauritz AB Class B	1,463,471	36,261,185

Security	Shares	Value
Hexagon AB Class B	404,173	$17,605,087
Hexpol AB	408,172	4,538,164
Hoist Finance ABc	136,017	1,278,788
Holmen AB Class B	80,229	3,383,194
Hufvudstaden AB Class A	195,291	3,061,209
Husqvarna AB Class B	643,848	6,402,270
ICA Gruppen ABa	123,568	4,219,967
Industrivarden AB Class C	261,938	6,093,783
Indutrade AB	161,840	3,825,395
Intrum Justitia ABa	115,504	4,591,567
Investor AB Class B	698,448	31,937,660
Inwido AB	113,066	1,624,842
JM AB	114,169	4,020,180
Kambi Group PLC[b]	54,944	564,655
Kindred Group PLC	369,576	3,833,577
Kinnevik AB Class B	355,540	9,491,988
Klovern AB Class B	946,734	997,541
Kungsleden AB	369,203	2,068,084
L E Lundbergforetagen AB Class B	64,871	4,699,682
Lifco AB Class B	73,424	2,234,694
Lindab International AB	137,825	1,259,987
Loomis AB Class B	116,809	4,241,100
Lundin Petroleum ABb	297,767	5,686,453
Mekonomen AB	48,031	951,963
Millicom International Cellular SA SDR	103,710	5,692,174
Modern Times Group MTG AB Class B	88,659	2,893,623
Mycronic AB	116,840	1,154,572
NCC AB Class B	146,939	3,907,952
NetEnt AB	298,625	2,305,080
Nibe Industrier AB Class B	613,841	5,441,853
Nobia AB	169,180	1,751,067
Nordea Bank AB	4,676,751	57,569,438
Oriflame Holding AG	72,806	2,984,661
Pandox AB	117,732	1,977,091
Peab AB	307,742	3,364,212
Ratos AB Class B	349,440	1,639,307
Rezidor Hotel Group AB	214,534	799,524
Saab AB	104,910	5,203,559
Sandvik AB	1,653,307	26,550,600
Securitas AB Class B	490,614	8,111,520

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Skandinaviska Enskilda Banken AB Class A	2,344,847	$27,010,705
Skanska AB Class B	524,677	12,555,795
SKF AB Class B	611,841	13,446,296
SSAB AB Class Aa,b	384,176	1,675,575
SSAB AB Class Bb	793,553	2,820,291
Starbreeze ABa,b	488,778	916,307
Svenska Cellulosa AB SCA Class B	941,057	31,181,520
Svenska Handelsbanken AB Class A	2,367,011	33,601,355
Sweco AB Class B	128,534	3,189,109
Swedbank AB Class A	1,395,923	33,089,876
Swedish Match AB	288,601	9,523,559
Swedish Orphan Biovitrum ABa,b	252,557	3,901,816
Tele2 AB Class B	544,854	5,488,659
Telefonaktiebolaget LM Ericsson Class B	4,735,357	30,535,855
Telia Co. AB	3,941,570	16,069,327
Thule Group ABc	160,085	2,778,726
Trelleborg AB Class B	370,811	8,718,757
Vitrolife AB	24,145	1,377,019
Volvo AB Class B	2,390,928	39,125,160
Wallenstam AB Class B	307,881	2,625,132
Wihlborgs Fastigheter AB	128,226	2,499,414

		772,636,480
SWITZERLAND — 8.16%
ABB Ltd. Registered	2,873,115	70,308,987
Actelion Ltd.[b]	138,956	39,329,804
Adecco Group AG Registered	247,683	18,387,436
Allreal Holding AG Registered	22,257	3,827,815
ams AG	103,259	6,638,782
Arbonia AG Registered[a,b]	82,053	1,524,919
Aryzta AG	135,584	4,400,742
Ascom Holding AG Registered	90,338	1,706,117
Autoneum Holding AG	5,720	1,689,367
Baloise Holding AG Registered	74,950	10,985,188
Banque Cantonale Vaudoise Registered	4,622	3,347,694
Barry Callebaut AG Registered	3,329	4,568,199
Basilea Pharmaceutica AG Registered[a,b]	22,715	1,933,895

Security	Shares	Value
BKW AG	34,691	$1,878,392
Bossard Holding AG	12,410	2,470,905
Bucher Industries AG Registered	10,960	3,531,488
Burckhardt Compression Holding AGa	5,476	1,679,189
Cembra Money Bank AG	48,632	4,147,729
Chocoladefabriken Lindt & Spruengli AG Registered	155	10,293,887
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	1,546	8,689,407
Cie. Financiere Richemont SA Class A Registered	799,176	66,755,221
Clariant AG Registered	438,880	8,883,853
Conzzeta AG	3,126	3,088,474
COSMO Pharmaceuticals NV	11,530	1,869,448
Credit Suisse Group AG Registered	3,035,174	46,132,084
Daetwyler Holding AG Bearer	14,586	2,467,510
dormakaba Holding AG Class B	5,044	4,319,664
Dufry AG Registered[b]	53,501	8,760,523
EFG International AG	164,170	1,040,648
Emmi AG	3,592	2,623,320
EMS-Chemie Holding AG Registered	12,736	7,977,192
Flughafen Zuerich AG	29,639	6,526,565
Forbo Holding AG Registered	1,809	2,963,965
Galenica AG Registered[a]	6,018	6,535,193
GAM Holding AG	255,845	3,276,934
Geberit AG Registered	56,170	25,572,599
Georg Fischer AG Registered	6,332	5,966,564
Givaudan SA Registered	14,129	27,209,094
Helvetia Holding AG Registered	10,553	5,857,183
Huber & Suhner AG Registered	31,873	2,145,252
Implenia AG Registered	31,836	2,443,388
Inficon Holding AG Registered	4,157	2,181,960
Intershop Holdings AG	2,754	1,325,887
Julius Baer Group Ltd.	337,462	17,577,382
Komax Holding AG Registered	7,624	2,033,424

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Kudelski SA Bearer	91,540	$1,586,283
Kuehne + Nagel International AG Registered	79,651	12,034,266
LafargeHolcim Ltd. Registered	695,852	39,425,439
Leonteq AGa,b	17,662	779,793
Logitech International SA Registered	241,709	8,073,559
Lonza Group AG Registered	88,329	18,057,111
Meyer Burger Technology AGa,b	1,340,975	1,104,626
Mobilezone Holding AG	108,079	1,650,310
Mobimo Holding AG Registered	12,593	3,384,025
Nestle SA Registered	4,765,466	366,942,557
Novartis AG Registered	3,417,490	262,804,620
OC Oerlikon Corp. AG Registered	314,151	3,771,264
Panalpina Welttransport Holding AG Registered	17,747	2,347,963
Pargesa Holding SA Bearer	50,723	3,788,493
Partners Group Holding AG	27,033	16,334,672
PSP Swiss Property AG Registered	60,558	5,426,464
Rieter Holding AG Registered	8,398	1,862,754
Roche Holding AG	1,075,217	281,158,255
Schindler Holding AG Participation Certificates	60,891	12,435,723
Schindler Holding AG Registered	32,953	6,541,276
Schmolz + Bickenbach AG Registered[b]	1,055,077	964,509
Schweiter Technologies AG Bearer	2,147	2,579,549
SFS Group AG	33,030	3,294,871
SGS SA Registered	8,280	18,623,658
Siegfried Holding AG Registered	8,140	2,326,415
Sika AG Bearer	3,330	21,242,152
Sonova Holding AG Registered	79,184	11,701,207
St Galler Kantonalbank AG Registered	4,425	1,920,337
Straumann Holding AG Registered	16,174	8,530,162

Security	Shares	Value
Sulzer AG Registered	22,315	$2,602,613
Sunrise Communications Group AGc	52,266	3,882,737
Swatch Group AG (The) Bearer[a]	44,295	17,723,340
Swatch Group AG (The) Registered	91,921	7,128,737
Swiss Life Holding AG Registered	47,476	15,442,994
Swiss Prime Site AG Registered	102,346	8,867,690
Swiss Re AG	490,284	42,652,664
Swisscom AG Registered	37,764	16,464,489
Swissquote Group Holding SA Registered	33,996	935,748
Syngenta AG Registered[b]	142,011	65,966,032
Tecan Group AG Registered	18,525	3,159,923
Temenos Group AG Registered	92,453	8,001,232
u-blox Holding AG	11,644	2,579,237
UBS Group AG	5,597,179	95,586,964
Valiant Holding AG Registered	30,118	3,455,197
Valora Holding AG Registered	6,383	2,189,758
VAT Group AGb,c	24,782	3,181,616
Vontobel Holding AG Registered	45,139	2,657,236
VZ Holding AG	5,578	1,550,767
Ypsomed Holding AG	6,589	1,267,561
Zehnder Group AG	29,371	994,327
Zurich Insurance Group AG	229,336	63,447,822

		1,957,304,266
UNITED KINGDOM — 17.74%
3i Group PLC	1,500,519	15,404,185
888 Holdings PLC	300,719	1,087,409
AA PLC	989,952	3,346,600
Abcam PLC	314,749	3,489,759
Aberdeen Asset Management PLC	1,435,024	5,179,808
Acacia Mining PLC	263,633	1,349,293
Admiral Group PLC	320,023	8,326,137
Advanced Medical Solutions Group PLC	614,435	2,098,602
Aggreko PLC	388,098	4,456,153

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Aldermore Group PLC[b]	351,515	$1,175,132
Allied Minds PLC[a,b]	408,779	828,720
Amec Foster Wheeler PLC	592,552	4,162,714
Amerisur Resources PLC[a,b]	2,624,128	823,279
Anglo American PLC[b]	2,148,405	30,755,151
Antofagasta PLC	597,310	6,475,810
AO World PLC[a,b]	447,884	782,257
Ashmore Group PLC	620,097	2,790,227
Ashtead Group PLC	765,630	16,155,604
ASOS PLC[b]	82,504	6,212,241
Associated British Foods PLC	548,070	19,924,739
Assura PLC	3,041,352	2,410,033
AstraZeneca PLC	1,937,595	116,251,138
Auto Trader Group PLC[c]	1,508,757	7,829,288
AVEVA Group PLC	108,068	2,847,990
Aviva PLC	6,223,132	42,228,416
B&M European Value Retail SA	1,034,064	4,508,454
Babcock International Group PLC	374,254	4,352,877
BAE Systems PLC	4,840,486	39,265,108
Balfour Beatty PLC	1,065,403	4,022,069
Barclays PLC	25,895,649	71,109,035
Barratt Developments PLC	1,541,670	11,558,331
BBA Aviation PLC	1,518,074	6,113,957
Beazley PLC	854,563	4,862,388
Bellway PLC	186,790	6,877,630
Berendsen PLC	296,205	3,215,175
Berkeley Group Holdings PLC	200,352	8,444,910
BGEO Group PLC	64,178	2,989,090
BHP Billiton PLC	3,229,122	49,087,691
Big Yellow Group PLC	260,659	2,610,141
Bodycote PLC	311,963	3,364,023
boohoo.com PLC[b]	1,255,529	3,061,882
Booker Group PLC	2,482,981	6,231,971
Bovis Homes Group PLC	210,600	2,508,028
BP PLC	29,068,118	166,410,403
Brewin Dolphin Holdings PLC	538,977	2,280,175
British American Tobacco PLC	2,855,142	192,633,719
British Land Co. PLC (The)	1,441,965	12,247,282
Britvic PLC	389,985	3,355,211
BT Group PLC	12,921,933	50,947,336
BTG PLC[b]	598,486	5,269,051

Security	Shares	Value
Bunzl PLC	507,278	$15,803,482
Burberry Group PLC	670,520	14,001,209
Cairn Energy PLC[b]	971,593	2,442,348
Cairn Homes PLC[b]	1,290,455	2,199,202
Cape PLC	378,587	1,179,186
Capita PLC	1,028,170	7,395,882
Capital & Counties Properties PLC	1,179,894	4,820,648
Card Factory PLC	569,345	2,387,288
Carillion PLC[a]	798,052	2,297,267
Carnival PLC	286,096	17,640,712
Centamin PLC	1,661,611	3,802,835
Centrica PLC	8,366,683	21,421,476
Chemring Group PLC	530,132	1,291,128
Chesnara PLC	280,410	1,388,542
Cineworld Group PLC	316,050	2,878,583
Clinigen Healthcare Ltd.[b]	179,080	2,027,241
Close Brothers Group PLC	240,090	5,255,629
Cobham PLC	2,668,852	4,574,995
Coca-Cola European Partners PLC	341,296	12,907,550
Coca-Cola HBC AGb	273,504	7,579,376
Compass Group PLC	2,514,875	50,691,383
Crest Nicholson Holdings PLC	409,530	3,197,520
Croda International PLC	198,319	9,657,489
CVS Group PLC	110,712	1,883,522
CYBG PLC[a,b]	1,390,632	5,055,555
Daily Mail & General Trust PLC Class A NVS	432,764	4,006,001
Dairy Crest Group PLC	282,985	2,101,482
Dart Group PLC	186,439	1,467,735
DCC PLC	134,095	12,369,507
De La Rue PLC	191,690	1,695,072
Debenhams PLC	2,103,763	1,393,532
Derwent London PLC	155,653	5,928,510
Diageo PLC	3,849,192	111,873,257
Dialight PLC[a,b]	64,796	832,011
Dignity PLC	81,975	2,643,955
Diploma PLC	201,572	2,892,092
Direct Line Insurance Group PLC	2,082,997	9,410,510
Dixons Carphone PLC	1,487,462	6,456,374
Domino's Pizza Group PLC	774,821	3,313,013

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Drax Group PLC	664,632	$2,777,372
DS Smith PLC	1,430,920	7,988,154
Dunelm Group PLC	183,696	1,441,388
easyJet PLC	231,635	3,500,236
EI Group PLC[b]	944,866	1,708,332
Electrocomponents PLC	691,353	4,642,132
Elementis PLC	784,527	3,087,574
EnQuest PLC ADR[b]	1,864,409	922,620
Entertainment One Ltd.	570,070	1,823,907
Essentra PLC	412,569	2,890,316
esure Group PLC	618,952	1,961,884
Evraz PLC[b]	581,390	1,629,207
Experian PLC	1,445,453	31,024,204
Faroe Petroleum PLC[b]	755,474	921,194
Fenner PLC	400,828	1,746,288
Fevertree Drinks PLC	135,866	2,861,643
FirstGroup PLC[b]	1,970,146	3,479,216
Foxtons Group PLC	548,937	727,942
Fresnillo PLC	339,834	6,383,865
G4S PLC	2,385,834	9,417,437
Galliford Try PLC	138,974	2,589,085
Genus PLC	115,253	2,557,211
GKN PLC	2,515,628	11,680,735
GlaxoSmithKline PLC	7,455,591	149,507,871
Glencore PLC[b]	18,745,958	73,642,955
Go-Ahead Group PLC	79,045	1,789,628
Gocompare.Com Group PLC[b]	1,064,618	1,267,161
Grafton Group PLC	329,734	3,180,253
Grainger PLC	760,705	2,459,421
Great Portland Estates PLC	521,137	4,665,608
Greencore Group PLC	1,132,025	3,339,190
Greene King PLC	485,525	4,717,390
Greggs PLC	181,712	2,527,216
GVC Holdings PLC	420,363	4,062,519
Halfords Group PLC	339,026	1,639,542
Halma PLC	585,314	7,973,841
Hammerson PLC	1,134,931	8,626,361
Hansteen Holdings PLC	1,572,190	2,518,117
Hargreaves Lansdown PLC	402,151	7,169,496
Hays PLC	2,133,897	4,726,368
Helical PLC	225,845	967,139
Henderson Group PLC	1,768,158	5,279,675
Hikma Pharmaceuticals PLC	219,787	5,507,847

Security	Shares	Value
Hiscox Ltd.	446,470	$6,538,664
Hochschild Mining PLC	411,289	1,352,611
Homeserve PLC	448,777	3,884,248
Howden Joinery Group PLC	956,898	5,731,878
HSBC Holdings PLC	30,342,014	249,857,906
Hunting PLC	238,081	1,732,597
IG Group Holdings PLC	564,282	3,967,766
Imagination Technologies Group PLC[a,b]	591,003	770,345
IMI PLC	407,128	6,736,771
Imperial Brands PLC	1,462,422	71,555,747
Inchcape PLC	552,048	6,102,941
Indivior PLC	1,112,908	4,823,412
Informa PLC	1,229,026	10,208,134
Inmarsat PLC	694,965	7,350,231
InterContinental Hotels Group PLC	279,162	14,793,350
Intermediate Capital Group PLC	447,812	4,524,776
International Personal Finance PLC	553,047	1,148,385
Interserve PLC	313,592	937,189
Intertek Group PLC	245,408	12,909,409
Intu Properties PLC	1,350,062	4,815,493
Investec PLC	1,012,379	7,485,308
ITE Group PLC	626,207	1,433,975
ITV PLC	5,505,189	14,956,908
IWG PLC	1,029,878	4,328,982
J D Wetherspoon PLC	178,653	2,298,610
J Sainsbury PLC	2,433,741	8,671,387
JD Sports Fashion PLC	547,181	3,150,223
John Laing Group PLC[c]	700,105	2,604,968
John Menzies PLC	182,144	1,629,511
John Wood Group PLC	553,390	5,437,626
Johnson Matthey PLC	289,176	11,145,076
JRP Group PLC	849,881	1,367,819
Jupiter Fund Management PLC	705,931	4,334,513
Just Eat PLC[b]	742,701	5,544,216
KAZ Minerals PLC[b]	377,909	2,461,711
Kcom Group PLC	1,197,604	1,371,219
Keller Group PLC	139,115	1,666,615

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Kier Group PLC	170,712	$2,955,088
Kingfisher PLC	3,367,056	14,867,465
Ladbrokes Coral Group PLC	1,477,655	2,502,436
Laird PLC	980,135	1,902,074
Lancashire Holdings Ltd.	340,030	3,002,411
Land Securities Group PLC	1,194,928	17,098,072
Legal & General Group PLC	9,156,112	29,152,311
Lloyds Banking Group PLC	98,225,208	87,938,557
London Stock Exchange Group PLC	482,956	21,137,803
LondonMetric Property PLC	1,239,689	2,700,879
Lonmin PLC[a,b]	499,105	710,289
Lookers PLC	639,161	1,074,989
Majestic Wine PLC[a]	165,149	815,119
Man Group PLC	2,638,090	5,245,825
Marks & Spencer Group PLC	2,443,005	11,586,896
Marston's PLC	1,127,888	2,085,204
Mediclinic International PLC	563,240	5,982,558
Meggitt PLC	1,150,310	6,882,986
Melrose Industries PLC	2,918,566	8,929,989
Merlin Entertainments PLC[c]	1,043,486	6,824,299
Metro Bank PLC[b]	96,862	4,422,373
Micro Focus International PLC	350,748	11,743,830
Mitchells & Butlers PLC	371,578	1,274,412
Mitie Group PLC	671,089	1,819,792
Mondi PLC	552,577	14,305,076
Moneysupermarket.com Group PLC	855,900	3,830,221
Morgan Advanced Materials PLC	569,630	2,461,442
N Brown Group PLC	331,896	1,024,096
National Express Group PLC	698,528	3,228,993
National Grid PLC	5,772,081	74,676,284
NewRiver REIT PLC	434,331	1,954,904
NEX Group PLC	489,366	3,896,836
Next PLC	212,123	11,814,387
Northgate PLC	249,433	1,742,601
Ocado Group PLC[a,b]	799,879	2,597,457
Old Mutual PLC	7,516,945	18,866,589
OneSavings Bank PLC	199,691	1,132,349
Ophir Energy PLC[b]	1,298,774	1,445,048
Oxford Instruments PLC	97,213	1,245,116
P2P Global Investments PLC/Fund	177,606	1,970,344
Pagegroup PLC	515,709	3,335,992

Security	Shares	Value
Pantheon Resources PLC[a,b]	523,785	$494,682
Paragon Group of Companies PLC (The)	490,104	2,963,652
Paysafe Group PLC[b]	735,169	4,317,155
Pearson PLC	1,256,959	10,391,357
Pennon Group PLC	599,764	6,649,845
Persimmon PLC	471,842	14,223,380
Petra Diamonds Ltd.[b]	807,223	1,354,515
Petrofac Ltd.	389,664	4,106,120
Pets at Home Group PLC	684,230	1,660,677
Phoenix Group Holdings	521,824	4,989,061
Playtech PLC	344,904	4,279,245
Plus500 Ltd.	168,194	1,029,252
Polypipe Group PLC	356,864	1,838,922
Premier Foods PLC[b]	1,426,791	789,127
Primary Health Properties PLC[a]	1,265,700	1,854,468
Provident Financial PLC	225,145	9,332,653
Prudential PLC	3,942,643	87,529,616
PZ Cussons PLC	492,740	2,133,016
QinetiQ Group PLC	923,858	3,511,618
Randgold Resources Ltd.	142,181	12,517,569
Reckitt Benckiser Group PLC	963,331	88,625,051
Redde PLC	569,328	1,311,091
Redefine International PLC/Isle of Man	2,438,656	1,206,792
Redrow PLC	357,436	2,665,925
RELX PLC	1,650,866	33,446,745
Renewi PLC	1,230,649	1,552,348
Renishaw PLC	63,138	2,789,535
Rentokil Initial PLC	2,756,703	8,880,545
Restaurant Group PLC (The)	320,564	1,449,480
Rightmove PLC	144,427	7,821,641
Rio Tinto PLC	1,891,924	74,947,846
Rolls-Royce Holdings PLC	2,818,954	29,613,811
Rotork PLC	1,321,437	4,203,928
Royal Bank of Scotland Group PLC[b]	5,417,174	18,600,473
Royal Dutch Shell PLC Class A	6,712,218	173,895,708
Royal Dutch Shell PLC Class B	5,745,182	152,558,792
Royal Mail PLC	1,352,890	7,044,962
RPC Group PLC	626,165	6,569,918
RPS Group PLC	505,240	1,661,916

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
RSA Insurance Group PLC	1,562,817	$12,050,489
Safestore Holdings PLC	403,628	2,114,884
Saga PLC	1,716,370	4,654,280
Sage Group PLC (The)	1,648,829	14,292,253
Savills PLC	219,788	2,641,618
Schroders PLC	208,035	8,577,659
Segro PLC	1,483,646	9,322,850
Senior PLC	731,377	2,028,693
Serco Group PLC[b]	1,745,632	2,610,723
Severn Trent PLC	354,893	10,675,069
Shaftesbury PLC	374,888	4,520,305
Shire PLC	1,386,551	81,386,976
SIG PLC	1,050,372	1,626,625
Sirius Minerals PLC[a,b]	6,358,708	2,077,211
Sky PLC	1,559,217	20,010,987
Smith & Nephew PLC	1,319,811	21,685,316
Smiths Group PLC	585,263	12,417,815
SOCO International PLC	392,206	742,097
Sophos Group PLC[c]	469,794	2,056,173
Sound Energy PLC[a,b]	1,079,115	970,293
Spectris PLC	186,566	6,661,804
Spirax-Sarco Engineering PLC	113,072	7,606,917
Spire Healthcare Group PLC[c]	484,649	2,118,682
Sports Direct International PLC[a,b]	442,087	1,754,170
SSE PLC	1,529,643	27,527,546
SSP Group PLC	765,317	4,405,083
ST Modwen Properties PLC	358,157	1,693,601
St. James's Place PLC	790,012	11,733,454
Stagecoach Group PLC	714,683	1,881,604
Standard Chartered PLC[b]	5,030,682	46,938,896
Standard Life PLC	3,051,502	14,366,335
Stobart Group Ltd.	592,091	1,715,879
Stock Spirits Group PLC	393,353	890,576
SuperGroup PLC	83,726	1,727,712
Synthomer PLC	452,392	2,894,805
TalkTalk Telecom Group PLC[a]	867,409	2,168,110
Tate & Lyle PLC	701,578	6,866,496
Taylor Wimpey PLC	4,962,555	12,840,609
Ted Baker PLC	51,423	1,859,471
Telecom Plus PLC	126,153	2,040,130
Tesco PLC[b]	12,520,540	29,683,652
Thomas Cook Group PLC	2,391,535	2,959,457
TP ICAP PLC	793,462	4,702,586
Travis Perkins PLC	377,930	7,876,934

Security	Shares	Value
Tritax Big Box REIT PLC	1,760,172	$3,188,111
TUI AG	752,377	10,931,142
Tullow Oil PLC[a,b]	2,103,208	5,711,431
UBM PLC	591,061	5,433,087
UDG Healthcare PLC	405,134	3,915,341
Ultra Electronics Holdings PLC	118,605	3,210,073
Unilever PLC	1,963,905	100,920,641
UNITE Group PLC (The)	350,934	2,937,514
United Utilities Group PLC	1,033,923	13,021,902
Vectura Group PLC[a,b]	1,119,940	2,044,429
Vedanta Resources PLC	130,953	1,171,542
Vesuvius PLC	354,867	2,433,278
Victrex PLC	140,525	3,483,368
Virgin Money Holdings UK PLC	408,035	1,675,011
Vodafone Group PLC	40,575,406	104,490,147
Weir Group PLC (The)	332,555	8,566,137
WH Smith PLC	167,786	3,840,023
Whitbread PLC	278,404	14,533,469
William Hill PLC	1,303,390	4,949,175
Wm Morrison Supermarkets PLC	3,313,494	10,284,110
Wolseley PLC	382,144	24,245,313
Workspace Group PLC	204,637	2,288,756
Worldpay Group PLC[c]	2,724,634	10,574,984
WPP PLC	1,948,660	41,673,426
WS Atkins PLC	133,907	3,719,509
ZPG PLC[c]	401,093	1,919,982

		4,256,374,336

TOTAL COMMON STOCKS (Cost: $22,420,378,041)		23,694,983,694

PREFERRED STOCKS — 0.56%

GERMANY — 0.51%
Bayerische Motoren Werke AG, Preference Shares	79,977	6,573,624
Biotest AG, Preference Shares	56,659	1,216,084
Draegerwerk AG & Co. KGaA, Preference Shares	15,398	1,684,310
Fuchs Petrolub SE, Preference Shares	103,716	5,348,345
Henkel AG & Co. KGaA, Preference Shares	264,254	35,969,917

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Jungheinrich AG, Preference Shares	80,492	$2,802,226
Porsche Automobil Holding SE, Preference Shares	228,252	13,349,887
Sartorius AG, Preference Shares	55,133	5,046,716
Schaeffler AG, Preference Shares	265,134	4,566,069
Sixt SE, Preference Shares	20,213	902,889
STO SE & Co. KGaA, Preference Shares	3,833	440,351
Volkswagen AG, Preference Shares	279,206	44,253,213

		122,153,631
ITALY — 0.05%
Intesa Sanpaolo SpA, Preference Shares	1,525,729	4,170,220
Telecom Italia SpA/Milano, Preference Shares	9,166,275	6,542,947

		10,713,167
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC, Preference Shares	198,487,174	256,793

		256,793

TOTAL PREFERRED STOCKS
(Cost: $127,450,480)		133,123,591

RIGHTS — 0.00%

UNITED KINGDOM — 0.00%
Cobham PLC (Expires 05/04/17)[a,b]	1,043,407	769,447
Tritax Big Box REIT PLC (Expires 05/10/17)[b]	154,684	8,005

		777,452

TOTAL RIGHTS
(Cost: $933,501)		777,452

Security	Shares	Value
WARRANTS — 0.00%

SPAIN — 0.00%
Abengoa SA (Expires 03/31/25)[a,b]	1,476,448	$16,078

		16,078

TOTAL WARRANTS
(Cost: $0)		16,078

SHORT-TERM INVESTMENTS — 1.55%

MONEY MARKET FUNDS — 1.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	325,888,285	326,018,640
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	47,041,707	47,041,707

		373,060,347

TOTAL SHORT-TERM INVESTMENTS (Cost: $372,974,148)		373,060,347

TOTAL INVESTMENTS IN SECURITIES — 100.85% (Cost: $22,921,736,170)[h]		24,201,961,162
Other Assets, Less Liabilities — (0.85)%		(203,915,762)

NET ASSETS — 100.00%		$23,998,045,400

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $23,028,696,010. Net unrealized appreciation was $1,173,265,152, of which $1,980,573,597 represented gross unrealized appreciation on securities and $807,308,445 represented gross unrealized depreciation on securities.

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of April 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI EAFE E-Mini	1,780	Jun. 2017	NYSE LIFFE	$156,249,139	$162,318,200	$6,069,061

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund's website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund's investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$23,689,914,887	$5,068,778	$29	$23,694,983,694
Preferred stocks	132,866,798	256,793	—	133,123,591
Rights	769,447	8,005	—	777,452
Warrants	16,078	—	—	16,078
Money market funds	373,060,347	—	—	373,060,347

Total	$24,196,627,557	$5,333,576	$29	$24,201,961,162

Derivative financial instruments[a]:
Assets:
Futures contracts	$6,069,061	$—	$—	$6,069,061

Total	$6,069,061	$—	$—	$6,069,061

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

50

Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.60%

AUSTRIA — 0.49%
Andritz AG	17,490	$966,952
BUWOG AG	21,630	583,903
CA Immobilien Anlagen AG	23,241	509,076
Erste Group Bank AG	62,204	2,223,129
IMMOFINANZ AG	184,275	383,273
Oesterreichische Post AG	11,740	498,267
OMV AG	39,051	1,797,727
Raiffeisen Bank International AGa	27,333	622,966
Schoeller-Bleckmann Oilfield Equipment AG	3,607	251,932
UNIQA Insurance Group AG	44,326	369,932
Voestalpine AG	23,241	970,699
Wienerberger AG	28,214	660,558
Zumtobel Group AG	8,626	179,881

		10,018,295
BELGIUM — 2.04%
Ablynx NVa,b	25,217	296,568
Ackermans & van Haaren NV	5,802	948,977
Ageas	40,652	1,664,476
AGFA-Gevaert NVa	61,926	314,109
Anheuser-Busch InBev SA/NV	156,222	17,590,192
Befimmo SA	7,766	452,861
Bekaert SA	8,693	437,577
bpost SA	21,014	503,430
Cofinimmo SA	5,472	662,015
Colruyt SA	15,700	806,015
Econocom Group SA/NV	25,640	412,249
Elia System Operator SA/NV	10,907	578,418
Euronav NV	38,458	304,962
EVS Broadcast Equipment SA	7,996	321,689
Fagron[a,b]	13,847	182,527
Galapagos NVa	9,571	838,581
Groupe Bruxelles Lambert SA	15,266	1,463,070
Intervest Offices & Warehouses NV	14,930	386,941
Ion Beam Applications	7,179	425,745
KBC Ancora[a]	10,330	491,125
KBC Group NV	51,806	3,739,129
Nyrstar NVa,b	22,811	129,143
Ontex Group NV	19,675	656,250

Security	Shares	Value
Orange Belgium SAa	13,174	$274,723
Proximus SADP	31,680	968,874
Sofina SA	4,919	705,725
Solvay SA	14,839	1,886,555
Telenet Group Holding NVa	12,134	736,775
UCB SA	26,808	2,089,020
Umicore SA	20,630	1,207,496

		41,475,217
DENMARK — 2.70%
Ambu A/S Class B	8,241	405,426
AP Moller — Maersk A/S Class A	962	1,595,868
AP Moller — Maersk A/S Class B	1,151	1,990,294
Bavarian Nordic A/Sa	8,800	482,532
Carlsberg A/S Class B	20,918	2,087,267
Chr Hansen Holding A/S	20,493	1,380,843
Coloplast A/S Class B	24,587	2,104,176
Danske Bank A/S	140,620	5,106,117
Dfds A/S	8,100	482,812
DONG Energy A/Sc	30,387	1,196,829
DSV A/S	38,846	2,163,609
FLSmidth & Co. A/S	9,124	548,658
Genmab A/Sa	12,292	2,444,074
GN Store Nord A/S	32,595	847,590
ISS A/S	33,484	1,388,426
Jyske Bank A/S Registered	16,177	864,299
NKT Holding A/Sa	7,407	584,010
Novo Nordisk A/S Class B	396,055	15,407,745
Novozymes A/S Class B	47,870	2,067,652
Pandora A/S	22,609	2,443,035
Per Aarsleff Holding A/S	11,655	298,636
Rockwool International A/S Class B	1,824	333,831
Royal Unibrew A/S	10,474	455,318
SimCorp A/S	10,336	647,873
Spar Nord Bank A/S	38,852	440,298
Sydbank A/S	19,339	703,360
TDC A/S	174,572	936,786
Topdanmark A/Sa	14,860	406,649
Tryg A/S	27,365	524,879
Vestas Wind Systems A/S	46,437	3,997,914
William Demant Holding A/Sa	29,161	667,350

		55,004,156

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2017

Security	Shares	Value
FINLAND — 1.69%
Amer Sports OYJ	26,056	$577,404
Cargotec OYJ Class B	9,208	548,981
Caverion Corp.[a]	25,554	208,703
Citycon OYJ	103,616	254,776
Elisa OYJ	28,290	963,316
Fortum OYJ	93,700	1,363,182
Huhtamaki OYJ	19,295	747,581
Kemira OYJ	26,891	344,075
Kesko OYJ Class B	14,341	671,827
Kone OYJ Class B	69,589	3,187,262
Konecranes OYJ	12,682	532,102
Metsa Board OYJ	50,437	358,100
Metso OYJ	23,872	856,029
Neste OYJ	30,101	1,228,865
Nokia OYJ	1,203,884	6,882,588
Nokian Renkaat OYJ	23,840	1,025,442
Orion OYJ Class B	23,525	1,348,764
Outokumpu OYJ	63,882	613,209
Outotec OYJ[a]	41,128	305,667
Sampo OYJ Class A	91,633	4,389,486
Sponda OYJ	59,909	264,344
Stora Enso OYJ Class R	108,992	1,296,060
Tieto OYJ	15,186	476,425
UPM-Kymmene OYJ	108,837	2,871,692
Uponor OYJ	15,180	287,461
Valmet OYJ	30,798	561,082
Wartsila OYJ Abp	30,812	1,875,597
YIT OYJ	36,577	289,568

		34,329,588
FRANCE — 15.18%
ABC Arbitrage	51,695	365,906
Accor SA	34,376	1,566,415
Aeroports de Paris	6,473	863,122
Air France-KLM[a]	41,649	349,904
Air Liquide SA	79,173	9,535,426
Airbus SE	120,266	9,721,431
Alstom SAa	32,307	1,025,517
Alten SA	8,210	695,554
Altran Technologies SA	38,056	638,607
APERAM SA	9,913	498,934
ArcelorMittal[a]	383,230	3,022,636
Arkema SA	13,577	1,437,218
Atos SE	18,763	2,457,965

Security	Shares	Value
AXA SA	396,684	$10,587,559
BNP Paribas SA	218,583	15,419,318
Boiron SA	2,273	216,034
Bollore SA	182,649	742,875
Bourbon Corp.[b]	11,230	126,569
Bouygues SA	44,059	1,851,712
Bureau Veritas SA	55,056	1,274,905
Cap Gemini SA	33,109	3,313,366
Carrefour SA	112,405	2,646,974
Casino Guichard Perrachon SA	11,743	707,151
Cellectis SAa,b	9,514	231,034
CGG SAa,b	8,558	61,227
Christian Dior SE	11,535	3,164,753
Cie. de Saint-Gobain	99,663	5,377,562
Cie. Generale des Etablissements Michelin Class B	37,993	4,962,628
Cie. Plastic Omnium SA	14,353	561,262
CNP Assurances	34,494	720,068
Coface SAa	31,789	248,547
Credit Agricole SA	234,232	3,481,663
Danone SA	120,482	8,420,342
Dassault Aviation SA	480	655,800
Dassault Systemes SE	26,983	2,407,360
DBV Technologies SAa	4,983	355,039
Edenred	43,457	1,112,315
Eiffage SA	11,835	1,002,149
Electricite de France SA	68,352	570,595
Elior Group[c]	23,789	593,225
Elis SA	28,783	595,522
Engie SA	321,704	4,536,638
Essilor International SA	42,889	5,555,437
Euler Hermes Group	3,607	352,210
Eurazeo SA	9,540	646,585
Eurofins Scientific SE	2,360	1,161,862
Euronext NVc	13,607	667,151
Eutelsat Communications SA	38,049	900,349
Faurecia	14,725	718,679
Fonciere des Regions	5,572	497,181
Gaztransport Et Technigaz SA	8,038	299,965
Gecina SA	8,238	1,171,582
Genfit[a,b]	6,925	239,426
Groupe Eurotunnel SE Registered	96,348	1,058,099

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2017

Security	Shares	Value
Groupe Fnac SAa	4,906	$344,584
Havas SA	34,881	322,443
Hermes International	5,756	2,752,903
ICADE	6,909	512,881
Iliad SA	5,666	1,375,291
Imerys SA	6,909	594,286
Ingenico Group SA	11,697	1,059,501
Innate Pharma SAa,b	17,637	217,794
Ipsen SA	9,423	1,096,406
IPSOS	10,826	347,067
JCDecaux SA	14,936	526,728
Kering	15,728	4,873,488
Klepierre	44,601	1,750,400
Korian SA	11,708	377,064
L'Oreal SA	51,474	10,249,218
Lagardere SCA	26,439	809,596
Legrand SA	53,604	3,469,052
LVMH Moet Hennessy Louis Vuitton SE	57,538	14,191,582
Marie Brizard Wine & Spirits SAa,b	14,610	220,029
Mercialys SA	14,826	288,749
Metropole Television SA	17,985	409,615
Natixis SA	193,713	1,347,298
Neopost SA	8,646	350,523
Nexans SAa	6,526	362,786
Nexity SA	9,954	541,049
Orange SA	405,161	6,265,040
Orpea	10,463	1,068,272
Pernod Ricard SA	43,021	5,380,459
Peugeot SAa	99,199	2,077,817
Pierre & Vacances SAa,b	5,528	257,584
Publicis Groupe SA	39,324	2,837,805
Rallye SA	8,210	179,342
Remy Cointreau SA	5,078	512,160
Renault SA	38,843	3,621,138
Rexel SA	64,703	1,155,516
Rubis SCA	9,571	972,196
Safran SA	63,998	5,297,880
Sanofi	240,292	22,662,885
Sartorius Stedim Biotech	7,214	483,674
Schneider Electric SE	114,252	9,020,065
SCOR SE	33,629	1,330,049
SEB SA	4,915	792,124

Security	Shares	Value
SES SA	77,408	$1,692,191
SFR Group SAa	18,930	619,651
Societe BIC SA	6,021	676,638
Societe Generale SA	159,183	8,703,516
Sodexo SA	19,342	2,457,990
Sopra Steria Group	3,482	522,120
SPIE SA	20,853	577,802
STMicroelectronics NV	140,747	2,276,006
Suez	69,669	1,144,439
Technicolor SA Registered	74,639	378,837
Teleperformance	12,570	1,578,922
Television Francaise 1	25,219	309,225
Thales SA	22,849	2,401,554
Total SA	473,493	24,321,328
Ubisoft Entertainment SAa	20,228	958,187
Unibail-Rodamco SE	19,659	4,826,358
Valeo SA	49,653	3,568,595
Vallourec SAa,b	71,595	458,580
Veolia Environnement SA	98,616	1,872,844
Vicat SA	4,915	349,551
Vinci SA	104,648	8,899,996
Vivendi SA	211,535	4,195,843
Wendel SA	6,473	906,825
Worldline SA/France[a,c]	13,192	437,355
Zodiac Aerospace	43,808	1,063,338

		308,893,383
GERMANY — 13.61%
Aareal Bank AG	14,301	574,568
adidas AG	39,484	7,906,981
Allianz SE Registered	93,972	17,887,422
Alstria office REIT AGb	32,786	433,426
AURELIUS Equity Opportunities SE & Co KGaA[b]	6,264	309,000
Aurubis AGb	8,494	593,635
Axel Springer SE	8,646	484,970
BASF SE	188,968	18,408,780
Bayer AG Registered	170,658	21,111,196
Bayerische Motoren Werke AG	67,852	6,476,232
Bechtle AG	4,614	529,322
Beiersdorf AG	22,251	2,213,188
Bilfinger SEa,b	8,718	378,599
Brenntag AG	33,106	1,962,604
Carl Zeiss Meditec AG Bearer	8,341	378,940

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2017

Security	Shares	Value
Commerzbank AGa	224,565	$2,199,637
CompuGroup Medical SE	7,806	384,215
Continental AG	22,483	5,031,227
Covestro AGc	21,447	1,671,263
CTS Eventim AG & Co. KGaA	13,028	501,718
Daimler AG Registered	196,339	14,624,146
Deutsche Bank AG Registered[a]	430,157	7,742,972
Deutsche Boerse AG	39,826	3,896,661
Deutsche Euroshop AG	10,826	439,316
Deutsche Lufthansa AG Registered	49,561	854,876
Deutsche Post AG Registered	198,117	7,119,402
Deutsche Telekom AG Registered	667,865	11,709,070
Deutsche Wohnen AG Bearer	76,720	2,622,453
Dialog Semiconductor PLC[a]	18,220	852,157
Diebold Nixdorf AG	3,601	274,884
DMG Mori AG	12,650	689,174
Drillisch AG	11,262	603,438
Duerr AG	5,585	556,483
E.ON SE	450,119	3,508,054
ElringKlinger AGb	9,954	198,632
Evonik Industries AG	34,150	1,139,987
Fraport AG Frankfurt Airport Services Worldwide	10,494	825,061
Freenet AG	29,064	911,815
Fresenius Medical Care AG & Co. KGaA	45,089	3,999,167
Fresenius SE & Co. KGaA	84,850	6,875,290
GEA Group AG	38,623	1,641,964
Gerresheimer AG	7,378	578,628
Gerry Weber International AGb	9,966	146,129
Grand City Properties SA	27,447	521,104
GRENKE AGb	2,568	511,466
Hannover Rueck SE	13,006	1,559,333
HeidelbergCement AG	30,457	2,819,122
Heidelberger Druckmaschinen AGa	82,974	231,488
Henkel AG & Co. KGaA	24,237	2,827,997
HOCHTIEF AG	5,082	915,331
HUGO BOSS AG	14,458	1,099,406
Indus Holding AG	8,046	537,354
Infineon Technologies AG	234,976	4,861,664
Innogy SEc	31,709	1,165,371

Security	Shares	Value
K+S AG Registered[b]	40,602	$968,498
KION Group AG	14,788	1,001,470
Kloeckner & Co. SEa	21,162	233,900
Krones AG	3,761	446,414
Lanxess AG	19,422	1,402,217
LEG Immobilien AG	13,442	1,154,326
LEONI AG	7,790	423,043
Linde AG	38,086	6,841,094
MAN SE	8,154	856,319
Merck KGaA	27,662	3,247,209
METRO AG	37,051	1,218,873
MorphoSys AGa,b	6,787	411,810
MTU Aero Engines AG	11,736	1,682,476
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	33,156	6,352,713
Nemetschek SE	4,581	314,274
Nordex SEa,b	14,862	223,986
NORMA Group SE	9,841	527,780
Osram Licht AG	18,879	1,264,129
Pfeiffer Vacuum Technology AG	2,522	327,363
ProSiebenSat.1 Media SE Registered	48,386	2,054,380
QIAGEN NV	47,603	1,422,933
Rational AG	901	452,602
Rheinmetall AG	9,082	833,219
RHOEN-KLINIKUM AGb	15,371	438,877
RTL Group SAa	8,934	692,195
RWE AGa	101,644	1,682,969
Salzgitter AG	9,512	326,021
SAP SE	203,165	20,369,243
SGL Carbon SEa,b	18,332	185,313
Siemens AG Registered	158,094	22,655,786
Sixt SE	5,583	308,844
SMA Solar Technology AGb	4,805	124,296
Software AG	12,602	554,407
STADA Arzneimittel AG	14,942	1,058,109
Stroeer SE & Co. KGaA[b]	7,355	425,210
Suedzucker AG	18,410	393,634
Symrise AG	26,891	1,882,015
TAG Immobilien AG	34,494	490,938
Telefonica Deutschland Holding AG	169,247	820,142

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2017

Security	Shares	Value
thyssenkrupp AG	73,359	$1,745,871
TLG Immobilien AG	20,520	415,063
Uniper SEa	57,415	942,207
United Internet AG Registered[d]	26,003	1,196,491
Volkswagen AG	7,641	1,231,042
Vonovia SE	97,309	3,521,734
Vossloh AGa	4,991	334,793
Wacker Chemie AG	4,017	425,052
Wirecard AGb	25,567	1,509,270
Zalando SEa,c	19,655	866,513
zooplus AGa,b	2,288	427,669

		276,981,050
IRELAND — 0.83%
Bank of Ireland[a]	5,790,870	1,456,678
C&C Group PLC	94,256	388,698
CRH PLC	171,739	6,260,332
Glanbia PLC	42,019	819,958
Kerry Group PLC Class A	34,100	2,785,732
Kingspan Group PLC	35,323	1,228,379
Paddy Power Betfair PLC	16,698	1,860,150
Ryanair Holdings PLC ADR[a]	7,349	675,593
Smurfit Kappa Group PLC	50,929	1,363,740

		16,839,260
ITALY — 3.79%
A2A SpA	388,232	577,074
Anima Holding SpA[c]	58,925	384,998
Ansaldo STS SpA	46,498	623,811
Ascopiave SpA	102,273	403,383
Assicurazioni Generali SpA	240,424	3,804,094
Atlantia SpA	86,492	2,192,637
Autogrill SpA	35,332	401,677
Azimut Holding SpA	26,468	516,496
Banca Generali SpA	15,622	448,935
Banca Mediolanum SpA	52,732	403,393
Banca Popolare di Sondrio SCPA	126,274	469,996
Banco BPM SpA	334,173	971,607
Beni Stabili SpA SIIQ	338,163	214,685
BPER Banca	111,637	610,267
Brembo SpA	8,108	637,027
Buzzi Unicem SpA	20,653	530,766
Cerved Information Solutions SpA	57,678	615,523
CNH Industrial NV	218,266	2,407,706
Credito Emiliano SpA	28,749	200,673

Security	Shares	Value
Credito Valtellinese SpA[b]	40,362	$145,921
Davide Campari-Milano SpA	71,364	843,950
De' Longhi SpA	17,571	535,750
Enel SpA	1,569,940	7,460,632
Eni SpA	525,779	8,170,245
EXOR NV	24,185	1,357,634
Ferrari NV	26,831	2,017,476
Fiat Chrysler Automobiles NVa	192,025	2,172,607
FinecoBank Banca Fineco SpA	96,668	687,391
Hera SpA	224,366	641,593
Immobiliare Grande Distribuzione SIIQ SpA	252,645	226,147
Intesa Sanpaolo SpA	2,607,446	7,592,496
Iren SpA	206,540	435,204
Italgas SpA[a]	123,271	557,079
Leonardo SpA[a]	71,332	1,120,879
Luxottica Group SpA	35,902	2,079,879
Mediaset SpA	171,910	702,754
Mediobanca SpA	123,631	1,188,092
Moncler SpA	32,338	797,960
Poste Italiane SpA[c]	122,220	837,145
Prysmian SpA	42,578	1,229,144
Recordati SpA	27,240	1,008,838
Saipem SpA[a]	1,235,904	532,413
Salini Impregilo SpA	62,033	211,029
Salvatore Ferragamo SpA	13,871	444,233
Snam SpA	558,851	2,469,539
Societa Cattolica di Assicurazioni Scrl	44,711	397,051
Tamburi Investment Partners SpA	71,121	393,045
Telecom Italia SpA/Milano[a]	2,346,080	2,082,132
Tenaris SA	101,283	1,586,000
Terna Rete Elettrica Nazionale SpA	351,641	1,772,917
Tod's SpA[b]	3,660	282,775
UniCredit SpA[a]	393,829	6,407,168
Unione di Banche Italiane SpA	215,560	907,482
Unipol Gruppo Finanziario SpA	114,334	509,470
UnipolSai Assicurazioni SpA	256,777	589,992
Yoox Net-A-Porter Group SpA[a,b]	13,156	349,560

		77,158,370
NETHERLANDS — 5.19%
Aalberts Industries NV	23,241	921,728

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2017

Security	Shares	Value
ABN AMRO Group NVc	62,278	$1,634,405
Aegon NV	381,371	1,943,160
AerCap Holdings NVa	34,354	1,580,628
Akzo Nobel NV	52,295	4,571,675
Altice NV Class Aa	80,866	2,008,186
Altice NV Class Ba	19,231	478,097
Arcadis NV	16,846	291,768
ASM International NV	12,632	759,998
ASML Holding NV	77,436	10,232,707
ASR Nederland NVa	19,491	576,357
BE Semiconductor Industries NV	10,007	522,626
Boskalis Westminster	19,753	726,286
Corbion NV	17,032	528,589
Eurocommercial Properties NV	10,826	420,572
Flow Traders[c]	7,790	239,939
Fugro NV CVA[a]	17,171	253,176
Gemalto NV	17,400	974,292
Heineken Holding NV	21,061	1,763,882
Heineken NV	47,285	4,214,538
IMCD Group NV	13,091	704,932
ING Groep NV	801,421	13,042,609
InterXion Holding NVa	17,471	727,842
Koninklijke Ahold Delhaize NV	265,511	5,499,217
Koninklijke BAM Groep NV	62,265	350,273
Koninklijke DSM NV	37,257	2,664,298
Koninklijke KPN NV	712,922	2,061,173
Koninklijke Philips NV	195,032	6,757,933
Koninklijke Vopak NV	16,328	736,463
NN Group NV	66,652	2,209,356
NSI NV	70,940	299,421
NXP Semiconductors NVa	60,989	6,449,587
OCI NVa	22,827	443,954
Philips Lighting NVa,c	18,653	630,896
PostNL NV	100,866	499,433
Randstad Holding NV	24,558	1,463,078
RELX NV	205,243	3,968,230
SBM Offshore NV	39,908	657,299
TKH Group NV	11,386	523,229
TomTom NVa,b	22,471	228,401
Unilever NV CVA	335,951	17,613,067
Wereldhave NV	9,157	421,596
Wessanen	22,945	342,682
Wolters Kluwer NV	63,375	2,690,785

		105,628,363

Security	Shares	Value
NORWAY — 1.18%
Akastor ASA[a,b]	40,178	$59,565
Aker BP ASA	31,947	543,358
Aker Solutions ASA[a]	38,440	219,875
Bakkafrost P/F	10,790	366,531
Borregaard ASA	37,805	425,866
DNB ASA	206,172	3,227,417
DNO ASA[a,b]	219,569	186,082
Gjensidige Forsikring ASA	47,817	736,247
Hexagon Composites ASA[a]	48,742	155,333
Kongsberg Automotive ASA[a]	311,888	229,005
Leroy Seafood Group ASA	8,064	406,283
Marine Harvest ASA	82,215	1,370,490
Norsk Hydro ASA	287,312	1,643,412
Norwegian Air Shuttle ASA[a,b]	7,273	206,902
Norwegian Property ASA	201,667	237,768
Opera Software ASA[b]	34,527	156,382
Orkla ASA	178,972	1,624,359
Petroleum Geo-Services ASA[a]	76,388	180,303
REC Silicon ASA[a]	1,065,941	133,142
Salmar ASA	13,387	318,325
Schibsted ASA	16,292	406,040
Schibsted ASA Class B	21,655	486,615
Selvaag Bolig ASA	46,424	192,383
Statoil ASA	240,397	3,976,450
Storebrand ASA	108,060	713,967
Subsea 7 SA	53,424	885,567
Telenor ASA	157,111	2,545,614
TGS Nopec Geophysical Co. ASA	24,653	539,882
Thin Film Electronics ASA[a]	346,601	157,390
XXL ASA[c]	29,581	319,412
Yara International ASA	38,054	1,417,946

		24,067,911
PORTUGAL — 0.28%
Banco Comercial Portugues SAa	2,035,865	454,032
CTT-Correios de Portugal SA	64,737	369,325
EDP — Energias de Portugal SA	486,915	1,606,585
Galp Energia SGPS SA	52,352	813,514
Jeronimo Martins SGPS SA	64,023	1,174,746
Navigator Co. SA (The)	95,465	403,975
NOS SGPS SA	90,423	517,735
Sonae SGPS SAa	343,896	352,765

		5,692,677

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2017

Security	Shares	Value
SPAIN — 5.25%
Abertis Infraestructuras SA	129,524	$2,277,879
Acciona SA	7,357	606,784
Acerinox SA	37,638	525,439
ACS Actividades de Construccion y Servicios SA	46,685	1,730,004
Aena SAc	13,976	2,465,504
Almirall SA	18,893	341,109
Amadeus IT Group SA	90,175	4,860,704
Applus Services SA	34,565	433,231
Atresmedia Corp. de Medios de Comunicacion SA	24,150	303,217
Axiare Patrimonio SOCIMI SA	25,606	424,947
Banco Bilbao Vizcaya Argentaria SA	1,378,358	11,030,577
Banco de Sabadell SA	1,116,600	2,147,317
Banco Popular Espanol SAa,b	779,789	546,853
Banco Santander SA	3,008,154	19,611,787
Bankia SA	1,017,463	1,234,274
Bankinter SA	153,079	1,347,398
CaixaBank SA	757,454	3,438,714
Cellnex Telecom SAb,c	34,351	606,921
Cia. de Distribucion Integral Logista Holdings SA	13,504	322,779
CIE Automotive SA	14,771	317,596
Corp Financiera Alba SA	6,909	375,425
Distribuidora Internacional de Alimentacion SA	134,290	799,175
Ebro Foods SA	22,369	500,084
Enagas SA	6,908	181,668
Ence Energia y Celulosa SA	58,927	210,473
Endesa SA	68,711	1,618,792
Euskaltel SAc	29,165	296,536
Faes Farma SA	87,505	314,452
Ferrovial SA	103,160	2,194,485
Gamesa Corp. Tecnologica SA	49,198	1,062,643
Gas Natural SDG SA	71,488	1,616,100
Grifols SA	66,775	1,792,779
Grupo Catalana Occidente SA	11,690	454,200
Hispania Activos Inmobiliarios SOCIMI SA	31,012	468,059
Iberdrola SA	1,155,725	8,308,792
Indra Sistemas SAa	28,214	386,657
Industria de Diseno Textil SA	223,969	8,587,402

Security	Shares	Value
Inmobiliaria Colonial SA	49,596	$384,480
International Consolidated Airlines Group SA	169,530	1,229,131
Lar Espana Real Estate SOCIMI SA	38,113	315,424
Liberbank SAa	145,604	194,548
Mapfre SA	236,915	826,595
Mediaset Espana Comunicacion SA	44,240	609,656
Melia Hotels International SA	22,466	333,449
Merlin Properties SOCIMI SA	61,167	723,694
Miquel y Costas & Miquel SA	11,314	349,529
NH Hotel Group SAa	52,333	270,978
Obrascon Huarte Lain SAb	32,618	142,788
Papeles y Cartones de Europa SA	36,290	272,674
Promotora de Informaciones SAa	38,700	138,016
Prosegur Cia. de Seguridad SA	76,762	500,704
Red Electrica Corp. SA	23,126	450,777
Repsol SA	239,072	3,784,004
Sacyr SAa	96,489	241,665
Saeta Yield SA	46,494	459,211
Tecnicas Reunidas SA	7,809	309,106
Telefonica SA	941,268	10,408,810
Viscofan SA	11,393	681,608
Zardoya Otis SA	44,228	409,859

		106,777,462
SWEDEN — 5.13%
AAK AB	7,790	557,321
AF AB Class B	23,677	498,418
Alfa Laval AB	64,311	1,319,658
Assa Abloy AB Class B	208,072	4,509,308
Atlas Copco AB Class A	140,592	5,258,625
Atlas Copco AB Class B	80,447	2,676,479
Avanza Bank Holding AB	6,851	275,129
Axfood AB	29,119	462,363
Betsson AB	29,935	255,915
BillerudKorsnas AB	40,171	644,202
Boliden AB	58,885	1,683,797
Bonava AB Class B	25,891	418,710
Castellum AB	61,220	838,640
Com Hem Holding AB	48,365	602,460
Dometic Group ABc	71,729	534,638
Electrolux AB Class B	50,523	1,501,175

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2017

Security	Shares	Value
Elekta AB Class B	84,050	$877,538
Evolution Gaming Group ABc	5,504	243,039
Fabege AB	34,930	601,969
Fastighets AB Balder Class Ba	22,893	511,388
Fingerprint Cards AB Class Ba,b	74,198	295,542
Getinge AB Class B	53,276	1,041,478
Hemfosa Fastigheter AB	34,567	320,499
Hennes & Mauritz AB Class B	196,889	4,878,421
Hexagon AB Class B	56,235	2,449,501
Hexpol AB	59,095	657,034
Holmen AB Class B	11,698	493,295
Hufvudstaden AB Class A	29,064	455,582
Husqvarna AB Class B	97,799	972,490
ICA Gruppen AB	19,401	662,563
Industrivarden AB Class C	38,878	904,466
Indutrade AB	26,463	625,503
Intrum Justitia AB	17,487	695,151
Investor AB Class B	93,692	4,284,218
JM AB	18,922	666,292
Kindred Group PLC	57,614	597,625
Kinnevik AB Class B	48,400	1,292,153
Kungsleden AB	68,828	385,539
L E Lundbergforetagen AB Class B	11,744	850,813
Lifco AB Class B	12,119	368,847
Loomis AB Class B	16,959	615,747
Lundin Petroleum ABa	43,072	822,545
Millicom International Cellular SA SDR	14,372	788,814
Modern Times Group MTG AB Class B	13,120	428,206
NCC AB Class B	24,545	652,793
NetEnt AB	46,879	361,858
Nibe Industrier AB Class B	86,709	768,697
Nobia AB	24,113	249,577
Nordea Bank AB	626,297	7,709,533
Oriflame Holding AG	10,933	448,195
Peab AB	55,333	604,896
Ratos AB Class B	49,125	230,457
Saab AB	16,058	796,480
Sandvik AB	225,021	3,613,632
SAS ABa,b	74,090	122,161
Securitas AB Class B	69,341	1,146,443
Skandinaviska Enskilda Banken AB Class A	315,383	3,632,952

Security	Shares	Value
Skanska AB Class B	73,315	$1,754,466
SKF AB Class B	85,735	1,884,179
SSAB AB Class Aa,b	71,981	313,943
SSAB AB Class Ba	82,647	293,728
Svenska Cellulosa AB SCA Class B	126,218	4,182,179
Svenska Handelsbanken AB Class A	315,049	4,472,338
Swedbank AB Class A	188,421	4,466,455
Swedish Match AB	43,457	1,434,040
Swedish Orphan Biovitrum ABa,b	42,054	649,703
Tele2 AB Class B	75,087	756,399
Telefonaktiebolaget LM Ericsson Class B	639,614	4,124,538
Telia Co. AB	526,841	2,147,870
Thule Group ABc	22,380	388,468
Trelleborg AB Class B	54,879	1,290,352
Volvo AB Class B	323,685	5,296,783
Wallenstam AB Class B	48,253	411,427
Wihlborgs Fastigheter AB	23,241	453,019

		104,480,657
SWITZERLAND — 12.98%
ABB Ltd. Registered	387,637	9,485,999
Actelion Ltd.[a]	16,250	4,599,365
Adecco Group AG Registered	33,315	2,473,232
Allreal Holding AG Registered	4,186	719,919
ams AG	15,705	1,009,714
Arbonia AG Registered[a]	17,427	323,873
Aryzta AG	20,261	657,625
Baloise Holding AG Registered	11,201	1,641,696
Banque Cantonale Vaudoise Registered	715	517,871
Barry Callebaut AG Registered	524	719,056
Basilea Pharmaceutica AG Registered[a,b]	4,106	349,574
BKW AG	8,922	483,094
Bucher Industries AG Registered	1,863	600,289
Burckhardt Compression Holding AGb	971	297,752
Cembra Money Bank AG	9,015	768,872
Chocoladefabriken Lindt & Spruengli AG Registered	22	1,461,068
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	195	1,096,012

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2017

Security	Shares	Value
Cie. Financiere Richemont SA Class A Registered	107,849	$9,008,634
Clariant AG Registered	60,823	1,231,185
COSMO Pharmaceuticals NV	2,267	367,566
Credit Suisse Group AG Registered	408,557	6,209,722
Daetwyler Holding AG Bearer	2,764	467,585
dormakaba Holding AG Class B	946	810,151
Dufry AG Registered[a]	7,259	1,188,625
Emmi AG	773	564,540
EMS-Chemie Holding AG Registered	1,804	1,129,935
Flughafen Zuerich AG	4,741	1,043,977
Forbo Holding AG Registered	308	504,644
Galenica AG Registered	837	908,933
GAM Holding AG	37,546	480,900
Geberit AG Registered	7,737	3,522,435
Georg Fischer AG Registered	992	934,749
Givaudan SA Registered	1,910	3,678,206
Helvetia Holding AG Registered	1,449	804,232
Implenia AG Registered	5,838	448,062
Julius Baer Group Ltd.	44,700	2,328,289
Kuehne + Nagel International AG Registered	10,826	1,635,673
LafargeHolcim Ltd. Registered	92,916	5,264,415
Leonteq AGa,b	4,033	178,060
Logitech International SA Registered	36,314	1,212,959
Lonza Group AG Registered	12,074	2,468,290
Meyer Burger Technology AGa,b	184,259	151,783
Mobimo Holding AG Registered	2,478	665,895
Myriad Group AGa,b	90,951	129,741
Nestle SA Registered	643,270	49,532,016
Novartis AG Registered	460,779	35,433,856
OC Oerlikon Corp. AG Registered	49,667	596,233
Panalpina Welttransport Holding AG Registered	3,171	419,530
Pargesa Holding SA Bearer	8,520	636,357
Partners Group Holding AG	3,974	2,401,287
PSP Swiss Property AG Registered	8,623	772,687
Roche Holding AG	144,909	37,892,222
Santhera Pharmaceuticals Holding AGa,b	2,793	200,612

Security	Shares	Value
Schindler Holding AG Participation Certificates	7,790	$1,590,946
Schindler Holding AG Registered	5,602	1,112,015
Schmolz + Bickenbach AG Registered[a]	319,372	291,957
SGS SA Registered	1,074	2,415,677
Sika AG Bearer	476	3,036,416
Sonova Holding AG Registered	11,893	1,757,457
Straumann Holding AG Registered	2,698	1,422,924
Sulzer AG Registered	3,795	442,613
Sunrise Communications Group AGc	8,194	608,716
Swatch Group AG (The) Bearer	6,195	2,478,747
Swatch Group AG (The) Registered	11,814	916,210
Swiss Life Holding AG Registered	6,838	2,224,265
Swiss Prime Site AG Registered	14,567	1,262,146
Swiss Re AG	66,151	5,754,861
Swisscom AG Registered	4,989	2,175,123
Syngenta AG Registered[a]	19,215	8,925,628
Tecan Group AG Registered	3,848	656,377
Temenos Group AG Registered	13,866	1,200,016
u-blox Holding AG	1,976	437,699
UBS Group AG	751,158	12,828,054
Valiant Holding AG Registered	5,836	669,517
VAT Group AGa,c	3,108	399,018
Vontobel Holding AG Registered	8,135	478,890
Zurich Insurance Group AG	31,094	8,602,429

		264,116,698
UNITED KINGDOM — 28.26%
3i Group PLC	205,745	2,112,159
AA PLC	129,970	439,372
Abcam PLC	54,575	605,097
Aberdeen Asset Management PLC	181,262	654,276
Admiral Group PLC	46,566	1,211,522
Aggreko PLC	51,860	595,458
Allied Minds PLC[a,b]	71,691	145,340
Amec Foster Wheeler PLC	83,188	584,401
Amerisur Resources PLC[a]	468,755	147,065
Anglo American PLC[a]	290,590	4,159,895
Antofagasta PLC	89,732	972,841

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2017

Security	Shares	Value
AO World PLC[a,b]	94,392	$164,862
Ashmore Group PLC	82,199	369,868
Ashtead Group PLC	104,422	2,203,415
ASOS PLC[a]	11,663	878,180
Associated British Foods PLC	72,914	2,650,742
AstraZeneca PLC	261,649	15,698,324
Auto Trader Group PLC[c]	202,570	1,051,182
AVEVA Group PLC	17,134	451,544
Aviva PLC	811,447	5,506,250
B&M European Value Retail SA	142,022	619,207
Babcock International Group PLC	46,873	545,171
BAE Systems PLC	648,516	5,260,639
Balfour Beatty PLC	143,260	540,830
Barclays PLC	3,472,074	9,534,259
Barratt Developments PLC	207,121	1,552,844
BBA Aviation PLC	217,723	876,867
Beazley PLC	129,085	734,482
Bellway PLC	25,746	947,971
Berendsen PLC	44,329	481,172
Berkeley Group Holdings PLC	26,851	1,131,780
BGEO Group PLC	9,954	463,607
BHP Billiton PLC	435,379	6,618,440
Big Yellow Group PLC	41,568	416,246
Bodycote PLC	46,945	506,227
boohoo.com PLC[a]	215,565	525,702
Booker Group PLC	336,936	845,667
Bovis Homes Group PLC	32,786	390,447
BP PLC	3,922,526	22,455,844
Brewin Dolphin Holdings PLC	79,933	338,162
British American Tobacco PLC	386,639	26,086,166
British Land Co. PLC (The)	186,482	1,583,879
Britvic PLC	55,348	476,183
BT Group PLC	1,731,979	6,828,678
BTG PLC[a]	88,768	781,511
Bunzl PLC	67,999	2,118,406
Burberry Group PLC	90,674	1,893,375
Cairn Energy PLC[a]	141,500	355,696
Capita PLC	138,476	996,092
Capital & Counties Properties PLC	140,628	574,558
Card Factory PLC	101,772	426,734
Carillion PLC[b]	128,609	370,213
Carnival PLC	38,848	2,395,372
Centamin PLC	299,208	684,780

Security	Shares	Value
Centrica PLC	1,121,467	$2,871,327
Cineworld Group PLC	46,054	419,460
Close Brothers Group PLC	34,494	755,082
Cobham PLC	381,416	653,830
Coca-Cola European Partners PLC	47,445	1,794,333
Coca-Cola HBC AGa	38,080	1,055,278
Compass Group PLC	338,870	6,830,474
Crest Nicholson Holdings PLC	58,449	456,357
Croda International PLC	26,137	1,272,787
CYBG PLC[a,b]	179,482	652,495
Daily Mail & General Trust PLC Class A NVS	60,387	558,989
Dairy Crest Group PLC	47,763	354,694
DCC PLC	18,767	1,731,150
De La Rue PLC	32,116	283,995
Debenhams PLC	392,490	259,985
Derwent London PLC	18,291	696,667
Diageo PLC	518,962	15,083,158
Dignity PLC	13,038	420,517
Diploma PLC	41,043	588,872
Direct Line Insurance Group PLC	284,620	1,285,849
Dixons Carphone PLC	209,509	909,380
Domino's Pizza Group PLC	122,384	523,295
Drax Group PLC	87,143	364,154
DS Smith PLC	183,903	1,026,644
Dunelm Group PLC	28,214	221,384
easyJet PLC	32,350	488,841
EI Group PLC[a]	185,195	334,835
Electrocomponents PLC	109,741	736,863
Elementis PLC	110,613	435,327
EnQuest PLC ADR[a]	314,917	155,840
Entertainment One Ltd.	84,311	269,748
Essentra PLC	59,844	419,246
esure Group PLC	118,878	376,806
Evraz PLC[a]	82,342	230,744
Experian PLC	195,092	4,187,320
Fenner PLC	74,146	323,032
FirstGroup PLC[a]	317,235	560,227
Foxtons Group PLC	75,108	99,600
Fresnillo PLC	56,790	1,066,814
G4S PLC	327,666	1,293,373
Galliford Try PLC	23,242	432,998
Genus PLC	21,063	467,342

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2017

Security	Shares	Value
GKN PLC	356,030	$1,653,143
GlaxoSmithKline PLC	1,008,890	20,231,394
Glencore PLC[a]	2,530,977	9,942,870
Go-Ahead Group PLC	12,570	284,593
Gocompare.Com Group PLC[a]	194,479	231,479
Grafton Group PLC	51,860	500,185
Grainger PLC	126,323	408,412
Great Portland Estates PLC	70,484	631,026
Greencore Group PLC	165,198	487,293
Greene King PLC	64,018	622,003
Greggs PLC	23,677	329,295
GVC Holdings PLC	64,718	625,455
Halfords Group PLC	50,433	243,896
Halma PLC	87,143	1,187,165
Hammerson PLC	148,622	1,129,643
Hansteen Holdings PLC	281,582	450,999
Hargreaves Lansdown PLC	49,561	883,567
Hays PLC	319,357	707,344
Helical PLC	46,092	197,380
Henderson Group PLC	220,442	658,234
Hikma Pharmaceuticals PLC	31,308	784,576
Hiscox Ltd.	64,758	948,397
Homeserve PLC	69,174	598,714
Howden Joinery Group PLC	141,064	844,982
HSBC Holdings PLC	4,091,792	33,694,750
Hunting PLC	37,802	275,098
IG Group Holdings PLC	75,190	528,701
Imagination Technologies Group PLC[a]	103,546	134,967
IMI PLC	55,174	912,967
Imperial Brands PLC	196,695	9,624,211
Inchcape PLC	81,677	902,947
Indivior PLC	166,892	723,320
Informa PLC	158,063	1,312,851
Inmarsat PLC	97,252	1,028,576
InterContinental Hotels Group PLC	38,441	2,037,065
Intermediate Capital Group PLC	59,556	601,765
International Personal Finance PLC	91,440	189,872
Interserve PLC	51,021	152,479
Intertek Group PLC	32,284	1,698,263
Intu Properties PLC	149,591	533,571
Investec PLC	127,306	941,273

Security	Shares	Value
ITE Group PLC	134,908	$308,931
ITV PLC	737,838	2,004,613
IWG PLC	152,329	640,299
J D Wetherspoon PLC	31,244	401,996
J Sainsbury PLC	337,744	1,203,377
JD Sports Fashion PLC	87,869	505,878
John Menzies PLC	53,669	480,138
John Wood Group PLC	76,872	755,347
Johnson Matthey PLC	37,940	1,462,238
Jupiter Fund Management PLC	84,692	520,020
Just Eat PLC[a]	108,329	808,669
KAZ Minerals PLC[a]	60,802	396,066
Keller Group PLC	26,003	311,519
Kier Group PLC	26,777	463,520
Kingfisher PLC	471,110	2,080,218
Ladbrokes Coral Group PLC	215,592	365,109
Laird PLC	178,754	346,894
Lancashire Holdings Ltd.	51,843	457,766
Land Securities Group PLC	158,102	2,262,261
Legal & General Group PLC	1,185,037	3,773,061
Lloyds Banking Group PLC	13,244,599	11,857,556
London Stock Exchange Group PLC	64,348	2,816,355
LondonMetric Property PLC	177,680	387,107
Majestic Wine PLC	36,707	181,173
Man Group PLC	338,667	673,437
Marks & Spencer Group PLC	332,310	1,576,109
Marston's PLC	173,061	319,950
Mediclinic International PLC	80,798	858,211
Meggitt PLC	153,951	921,180
Melrose Industries PLC	424,148	1,297,773
Merlin Entertainments PLC[c]	139,819	914,403
Metro Bank PLC[a]	13,857	632,661
Micro Focus International PLC	46,443	1,555,016
Mitchells & Butlers PLC	59,537	204,196
Mitie Group PLC	103,201	279,850
Mondi PLC	72,865	1,886,324
Moneysupermarket.com Group PLC	120,210	537,949
Morgan Advanced Materials PLC	84,527	365,252
N Brown Group PLC	67,888	209,475
National Express Group PLC	111,129	513,701
National Grid PLC	769,821	9,959,557
NewRiver REIT PLC	67,388	303,310

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2017

Security	Shares	Value
NEX Group PLC	69,230	$551,281
Next PLC	29,222	1,627,546
Northgate PLC	48,689	340,153
Ocado Group PLC[a,b]	120,214	390,372
Old Mutual PLC	1,003,662	2,519,066
Ophir Energy PLC[a]	195,040	217,006
Oxford Instruments PLC	19,638	251,526
Pagegroup PLC	66,491	430,114
Paragon Group of Companies PLC (The)	78,196	472,850
Paysafe Group PLC[a]	100,142	588,067
Pearson PLC	172,505	1,426,109
Pennon Group PLC	86,122	954,872
Persimmon PLC	65,222	1,966,076
Petra Diamonds Ltd.[a]	145,483	244,120
Petrofac Ltd.	51,305	540,631
Pets at Home Group PLC	117,819	285,956
Phoenix Group Holdings	81,233	776,653
Playtech PLC	46,393	575,601
Plus500 Ltd.	28,241	172,819
Premier Foods PLC[a]	351,505	194,410
Provident Financial PLC	29,936	1,240,899
Prudential PLC	525,100	11,657,612
QinetiQ Group PLC	154,506	587,283
Randgold Resources Ltd.	19,437	1,711,227
Reckitt Benckiser Group PLC	129,574	11,920,620
Redrow PLC	49,792	371,372
RELX PLC	226,319	4,585,250
Renishaw PLC	9,682	427,766
Rentokil Initial PLC	424,183	1,366,479
Restaurant Group PLC (The)	48,689	220,155
Rightmove PLC	20,625	1,116,975
Rio Tinto PLC	255,072	10,104,580
Rolls-Royce Holdings PLC	381,116	4,003,718
Rotork PLC	186,894	594,572
Royal Bank of Scotland Group PLC[a]	738,610	2,536,100
Royal Dutch Shell PLC Class A	901,455	23,354,300
Royal Dutch Shell PLC Class B	782,385	20,775,619
Royal Mail PLC	175,824	915,576
RPC Group PLC	88,397	927,489
RPS Group PLC	77,748	255,741
RSA Insurance Group PLC	210,207	1,620,853
Safestore Holdings PLC	58,070	304,269

Security	Shares	Value
Saga PLC	237,938	$645,216
Sage Group PLC (The)	223,930	1,941,053
Savills PLC	40,171	482,813
Schroders PLC	23,828	982,471
Segro PLC	173,141	1,087,973
Senior PLC	105,381	292,306
Serco Group PLC[a]	225,283	336,928
Severn Trent PLC	48,253	1,451,435
Shaftesbury PLC	54,912	662,115
Shire PLC	187,482	11,004,711
SIG PLC	154,942	239,946
Sirius Minerals PLC[a,b]	986,555	322,280
Sky PLC	207,155	2,658,627
Smith & Nephew PLC	180,826	2,971,084
Smiths Group PLC	79,042	1,677,073
SOCO International PLC	109,938	208,015
Spectris PLC	25,154	898,186
Spirax-Sarco Engineering PLC	16,403	1,103,512
Spire Healthcare Group PLC[c]	68,393	298,986
SSE PLC	203,458	3,661,442
SSP Group PLC	113,362	652,500
ST Modwen Properties PLC	66,491	314,413
St. James's Place PLC	105,817	1,571,620
Stagecoach Group PLC	102,765	270,558
Standard Chartered PLC[a]	675,992	6,307,359
Standard Life PLC	392,232	1,846,611
Stock Spirits Group PLC	87,467	198,031
SuperGroup PLC	12,696	261,986
Synthomer PLC	73,798	472,225
TalkTalk Telecom Group PLC[b]	133,805	334,449
Tate & Lyle PLC	109,035	1,067,149
Taylor Wimpey PLC	669,053	1,731,174
Ted Baker PLC	8,079	292,139
Telecom Plus PLC	20,815	336,618
Tesco PLC[a]	1,671,386	3,962,516
Thomas Cook Group PLC	322,839	399,504
TP ICAP PLC	124,146	735,772
Travis Perkins PLC	52,844	1,101,391
Tritax Big Box REIT PLC	214,155	387,888
TUI AG	102,701	1,492,123
Tullow Oil PLC[a,b]	304,522	826,954
UBM PLC	84,403	775,840
UDG Healthcare PLC	75,890	733,425
Ultra Electronics Holdings PLC	18,452	499,408

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2017

Security	Shares	Value
Unilever PLC	264,879	$13,611,533
UNITE Group PLC (The)	55,450	464,148
United Utilities Group PLC	140,192	1,765,670
Vectura Group PLC[a,b]	182,315	332,813
Vedanta Resources PLC	20,809	186,163
Vesuvius PLC	56,656	388,483
Victrex PLC	18,452	457,393
Virgin Money Holdings UK PLC	60,381	247,868
Vodafone Group PLC	5,458,661	14,057,192
Weir Group PLC (The)	46,160	1,189,015
WH Smith PLC	31,815	728,132
Whitbread PLC	36,495	1,905,141
William Hill PLC	182,701	693,744
Wm Morrison Supermarkets PLC	444,415	1,379,333
Wolseley PLC	49,997	3,172,084
Workspace Group PLC	39,257	439,069
Worldpay Group PLC[c]	362,242	1,405,952
WPP PLC	256,598	5,487,524
WS Atkins PLC	21,905	608,451
ZPG PLC[c]	69,338	331,912

		575,054,426

TOTAL COMMON STOCKS
(Cost: $1,961,911,361)		2,006,517,513

PREFERRED STOCKS — 0.86%

GERMANY — 0.79%
Bayerische Motoren Werke AG, Preference Shares	10,903	896,160
Fuchs Petrolub SE, Preference Shares	14,315	738,185
Henkel AG & Co. KGaA, Preference Shares	35,195	4,790,698
Jungheinrich AG, Preference Shares	13,022	453,344
Porsche Automobil Holding SE, Preference Shares	31,754	1,857,212
Sartorius AG, Preference Shares[b]	8,136	744,746
Schaeffler AG, Preference Shares	33,596	578,582
Volkswagen AG, Preference Shares	37,504	5,944,258

		16,003,185

Security	Shares	Value
ITALY — 0.07%
Intesa Sanpaolo SpA, Preference Shares	210,286	$574,767
Telecom Italia SpA/Milano, Preference Shares	1,235,003	881,553

		1,456,320
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC, Preference Shares	27,059,236	35,008

		35,008

TOTAL PREFERRED STOCKS
(Cost: $17,500,809)		17,494,513

RIGHTS — 0.01%

UNITED KINGDOM — 0.01%
Cobham PLC (Expires 05/04/17)[a,b]	152,565	112,507
Tritax Big Box REIT PLC (Expires 05/10/17)[a]	18,115	938

		113,445

TOTAL RIGHTS
(Cost: $132,550)		113,445

SHORT-TERM INVESTMENTS — 0.75%

MONEY MARKET FUNDS — 0.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	12,688,933	12,694,008
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	2,640,500	2,640,500

		15,334,508

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,331,459)		15,334,508

TOTAL INVESTMENTS IN SECURITIES — 100.22%
(Cost: $1,994,876,179)[h]		2,039,459,979
Other Assets, Less Liabilities — (0.22)%		(4,415,109)

NET ASSETS — 100.00%		$2,035,044,870

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2017

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $1,998,675,262. Net unrealized appreciation was $40,784,717, of which $121,704,396 represented gross unrealized appreciation on securities and $80,919,679 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund's website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund's investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,006,517,513	$—	$—	$2,006,517,513
Preferred stocks	17,459,505	35,008	—	17,494,513
Rights	112,507	938	—	113,445
Money market funds	15,334,508	—	—	15,334,508

Total	$2,039,424,033	$35,946	$—	$2,039,459,979

64

Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.89%

AUSTRALIA — 6.55%
AGL Energy Ltd.	1,328	$26,577
ALS Ltd.	1,996	9,329
Alumina Ltd.	7,324	10,078
Amcor Ltd./Australia	2,112	24,813
AMP Ltd.	5,660	22,688
Ansell Ltd.	508	9,042
APA Group	2,420	16,578
Aristocrat Leisure Ltd.	1,220	17,919
ASX Ltd.	428	16,234
Aurizon Holdings Ltd.	4,136	15,930
AusNet Services	8,400	10,993
Australia & New Zealand Banking Group Ltd.	5,096	124,850
Bank of Queensland Ltd.	1,344	12,031
Bendigo & Adelaide Bank Ltd.	1,724	15,884
BHP Billiton Ltd.	5,872	104,163
BlueScope Steel Ltd.	1,444	12,635
Boral Ltd.	2,624	12,088
Brambles Ltd.	3,156	24,405
Caltex Australia Ltd.	736	16,441
Challenger Ltd./Australia	1,428	14,118
CIMIC Group Ltd.	292	8,086
Coca-Cola Amatil Ltd.	1,828	12,809
Cochlear Ltd.	160	16,738
Commonwealth Bank of Australia	2,916	190,596
Computershare Ltd.	1,088	11,993
Crown Resorts Ltd.	948	8,862
CSL Ltd.	884	87,629
Dexus Property Group	2,272	17,331
Domino's Pizza Enterprises Ltd.	240	10,970
Downer EDI Ltd.	1,083	4,762
DUET Group	5,572	12,584
Fortescue Metals Group Ltd.	3,424	13,597
Goodman Group	3,404	20,645
GPT Group (The)	4,644	18,233
Healthscope Ltd.	5,860	9,685
Iluka Resources Ltd.	1,908	11,986
Incitec Pivot Ltd.	4,212	11,938
Insurance Australia Group Ltd.	5,008	23,258
James Hardie Industries PLC	992	16,818
JB Hi-Fi Ltd.	652	12,039

Security	Shares	Value
LendLease Group	1,240	$14,865
Macquarie Group Ltd.	520	36,166
Magellan Financial Group Ltd.	612	10,792
Medibank Pvt Ltd.	6,716	14,616
Mirvac Group	9,024	15,319
National Australia Bank Ltd.	4,640	117,981
Newcrest Mining Ltd.	1,640	25,952
Oil Search Ltd.	2,920	15,766
Orica Ltd.	940	13,026
Origin Energy Ltd.[a]	3,796	20,383
Orora Ltd.	6,364	14,326
QBE Insurance Group Ltd.	2,760	26,565
Ramsay Health Care Ltd.	296	15,872
REA Group Ltd.	236	10,853
Rio Tinto Ltd.	836	37,787
Santos Ltd.[a]	4,056	10,556
Scentre Group	10,340	33,328
Seek Ltd.	1,168	14,884
Sonic Healthcare Ltd.	884	14,604
South32 Ltd.	11,604	24,125
Spark Infrastructure Group	6,620	12,327
Star Entertainment Grp Ltd. (The)	3,396	14,146
Stockland	5,876	21,313
Suncorp Group Ltd.	2,384	24,604
Sydney Airport	2,348	12,099
Tabcorp Holdings Ltd.	3,596	12,774
Tatts Group Ltd.	4,508	14,497
Telstra Corp. Ltd.	7,324	23,114
Transurban Group	3,972	36,240
Treasury Wine Estates Ltd.	1,740	15,615
Vicinity Centres	8,880	19,126
Wesfarmers Ltd.	1,992	64,058
Westfield Corp.	3,392	23,033
Westpac Banking Corp.	5,688	149,137
Woodside Petroleum Ltd.	1,428	34,366
Woolworths Ltd.	2,360	47,441

		2,049,011
AUSTRIA — 0.30%
Andritz AG	240	13,269
BUWOG AG	452	12,202
Erste Group Bank AG	592	21,158
OMV AG	376	17,309
Raiffeisen Bank International AGa	384	8,752
Voestalpine AG	316	13,198

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2017

Security	Shares	Value
Wienerberger AG	372	$8,709

		94,597
BELGIUM — 1.11%
Ackermans & van Haaren NV	88	14,393
Ageas	356	14,576
Anheuser-Busch InBev SA/NV	1,320	148,629
bpost SA	432	10,349
Colruyt SA	232	11,911
Galapagos NVa	148	12,967
Groupe Bruxelles Lambert SA	44	4,217
KBC Group NV	452	32,623
Ontex Group NV	380	12,675
Proximus SADP	300	9,175
Sofina SA	140	20,086
Solvay SA	88	11,188
Telenet Group Holding NVa	156	9,472
UCB SA	256	19,949
Umicore SA	256	14,984

		347,194
CANADA — 8.66%
Agnico Eagle Mines Ltd.	604	28,824
Agrium Inc.	256	23,988
Alamos Gold Inc. Class A	1,240	8,860
Alimentation Couche-Tard Inc. Class B	800	36,732
AltaGas Ltd.	572	12,797
ARC Resources Ltd.	1,104	14,469
Atco Ltd./Canada Class I	396	14,386
B2Gold Corp.[a]	3,056	7,666
Bank of Montreal	1,048	74,087
Bank of Nova Scotia (The)	2,048	113,656
Barrick Gold Corp.	2,316	38,654
BlackBerry Ltd.[a]	1,292	12,048
Bombardier Inc. Class Ba	4,948	7,636
Brookfield Asset Management Inc. Class A	1,484	54,767
CAE Inc.	1,060	16,164
Cameco Corp.	1,024	9,803
Canadian Imperial Bank of Commerce	656	52,896
Canadian National Railway Co.	1,276	92,081
Canadian Natural Resources Ltd.	2,088	66,398
Canadian Pacific Railway Ltd.	240	36,714
Canadian Tire Corp. Ltd. Class A	152	18,521
Canadian Utilities Ltd. Class A	404	11,627

Security	Shares	Value
CCL Industries Inc. Class B	60	$13,867
Cenovus Energy Inc.	1,856	18,474
CGI Group Inc. Class Aa	396	19,080
CI Financial Corp.	660	12,888
Cineplex Inc.	500	19,648
Constellation Software Inc./Canada	44	20,091
Crescent Point Energy Corp.	1,340	13,240
Dollarama Inc.	256	22,374
Element Fleet Management Corp.	884	7,752
Enbridge Inc.	2,864	118,515
Enbridge Income Fund Holdings Inc.	772	18,915
Encana Corp.	1,932	20,644
Fairfax Financial Holdings Ltd.	52	23,731
Finning International Inc.	772	14,657
First Quantum Minerals Ltd.	1,384	13,169
Fortis Inc./Canada	632	20,532
Franco-Nevada Corp.	392	26,617
George Weston Ltd.	168	15,063
Gibson Energy Inc.	812	10,993
Gildan Activewear Inc.	512	14,331
Goldcorp Inc.	1,752	24,371
Great-West Lifeco Inc.	628	16,865
H&R REIT	804	13,619
Husky Energy Inc.[a]	880	10,143
Hydro One Ltd.[b]	552	9,705
IGM Financial Inc.	300	8,998
Imperial Oil Ltd.	712	20,678
Industrial Alliance Insurance & Financial Services Inc.	380	16,005
Intact Financial Corp.	284	19,423
Inter Pipeline Ltd.	868	17,655
International Petroleum Corp./Sweden[a]	157	571
Keyera Corp.	520	14,368
Kinross Gold Corp.[a]	3,520	12,228
Linamar Corp.	180	7,641
Loblaw Companies Ltd.	420	23,533
Lundin Mining Corp.	2,056	10,947
Magna International Inc. Class A	700	29,192
Manulife Financial Corp.	3,512	61,491
Maple Leaf Foods Inc.	568	14,195
Methanex Corp.	212	9,726
Metro Inc.	704	24,086
National Bank of Canada	664	25,763
Northland Power Inc.	696	12,283

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2017

Security	Shares	Value
Onex Corp.	204	$14,695
Open Text Corp.	548	18,969
Pan American Silver Corp.	828	13,862
Parkland Fuel Corp.	776	16,856
Pembina Pipeline Corp.	860	27,361
Peyto Exploration & Development Corp.	652	11,845
Potash Corp. of Saskatchewan Inc.	1,548	26,062
Power Corp. of Canada	672	15,546
Power Financial Corp.	600	15,223
PrairieSky Royalty Ltd.	632	13,751
Quebecor Inc. Class B	380	11,581
Restaurant Brands International Inc.	428	23,984
RioCan REIT	552	10,468
Ritchie Bros Auctioneers Inc.	356	11,654
Rogers Communications Inc. Class B	668	30,579
Royal Bank of Canada	2,504	171,176
Saputo Inc.	604	19,826
Seven Generations Energy Ltd. Class Aa	644	11,384
Shaw Communications Inc. Class B	760	16,086
Shopify Inc. Class Aa	160	12,137
Silver Wheaton Corp.	1,124	22,393
SNC-Lavalin Group Inc.	432	17,346
Stantec Inc.	512	13,117
Sun Life Financial Inc.	1,148	40,478
Suncor Energy Inc.	3,008	94,114
Tahoe Resources Inc.	1,404	11,357
Teck Resources Ltd. Class B	1,140	23,612
TELUS Corp.	320	10,630
TFI International Inc.	560	12,172
Thomson Reuters Corp.	560	25,405
TMX Group Ltd.	216	12,183
Toromont Industries Ltd.	460	16,337
Toronto-Dominion Bank (The)	3,088	145,061
Tourmaline Oil Corp.[a]	616	12,083
TransCanada Corp.	1,548	71,756
Turquoise Hill Resources Ltd.[a]	3,288	8,946
Valeant Pharmaceuticals International Inc.[a]	840	7,772
Veresen Inc.	1,168	13,010
Vermilion Energy Inc.	380	13,357
West Fraser Timber Co. Ltd.	188	8,434
Whitecap Resources Inc.	1,436	10,145
WSP Global Inc.	356	12,948

Security	Shares	Value
Yamana Gold Inc.	3,428	$9,201

		2,705,743
DENMARK — 1.54%
AP Moller — Maersk A/S Class A	16	26,542
AP Moller — Maersk A/S Class B	4	6,917
Carlsberg A/S Class B	188	18,759
Coloplast A/S Class B	212	18,143
Danske Bank A/S	1,248	45,317
DONG Energy A/Sb	284	11,186
DSV A/S	352	19,605
Genmab A/Sa	124	24,655
GN Store Nord A/S	392	10,193
ISS A/S	444	18,411
Jyske Bank A/S Registered	228	12,182
Novo Nordisk A/S Class B	3,488	135,694
Novozymes A/S Class B	444	19,178
Pandora A/S	204	22,043
SimCorp A/S	224	14,041
Sydbank A/S	544	19,785
TDC A/S	1,944	10,432
Vestas Wind Systems A/S	416	35,815
William Demant Holding A/Sa	484	11,076

		479,974
FINLAND — 0.97%
Amer Sports OYJ	372	8,244
Elisa OYJ	692	23,564
Fortum OYJ	744	10,824
Huhtamaki OYJ	296	11,468
Kesko OYJ Class B	220	10,306
Kone OYJ Class B	568	26,015
Konecranes OYJ	208	8,727
Metso OYJ	336	12,049
Neste OYJ	332	13,554
Nokia OYJ	10,652	60,897
Nokian Renkaat OYJ	252	10,839
Orion OYJ Class B	260	14,907
Outokumpu OYJ	708	6,796
Sampo OYJ Class A	668	31,999
Stora Enso OYJ Class R	828	9,846
UPM-Kymmene OYJ	904	23,852
Wartsila OYJ Abp	300	18,262

		302,149

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2017

Security	Shares	Value
FRANCE — 8.77%
Accor SA	272	$12,394
Aeroports de Paris	88	11,734
Air Liquide SA	640	77,080
Airbus SE	1,036	83,743
Alstom SAa	392	12,443
APERAM SA	252	12,684
ArcelorMittal[a]	3,584	28,268
Arkema SA	152	16,090
Atos SE	180	23,580
AXA SA	3,404	90,853
BNP Paribas SA	1,924	135,723
Bollore SA	2,404	9,778
Bouygues SA	456	19,165
Bureau Veritas SA	720	16,673
Cap Gemini SA	284	28,421
Carrefour SA	1,032	24,302
Casino Guichard Perrachon SA	152	9,153
Christian Dior SE	96	26,339
Cie. de Saint-Gobain	820	44,245
Cie. Generale des Etablissements Michelin Class B	304	39,708
CNP Assurances	480	10,020
Credit Agricole SA	2,220	32,998
Danone SA	1,004	70,168
Dassault Aviation SA	8	10,930
Dassault Systemes SE	232	20,699
Edenred	504	12,900
Eiffage SA	152	12,871
Electricite de France SA	752	6,278
Elior Group[b]	652	16,259
Engie SA	2,876	40,557
Essilor International SA	372	48,185
Eurazeo SA	180	12,200
Eurofins Scientific SE	28	13,785
Euronext NVb	268	13,140
Eutelsat Communications SA	516	12,210
Faurecia	184	8,980
Fonciere des Regions	104	9,280
Gecina SA	128	18,204
Groupe Eurotunnel SE Registered	1,200	13,179
Hermes International	44	21,044
ICADE	156	11,580
Iliad SA	60	14,564

Security	Shares	Value
Imerys SA	112	$9,634
Ingenico Group SA	120	10,869
Ipsen SA	136	15,824
JCDecaux SA	268	9,451
Kering	132	40,902
Klepierre	444	17,425
L'Oreal SA	388	77,256
Lagardere SCA	572	17,515
Legrand SA	468	30,287
LVMH Moet Hennessy Louis Vuitton SE	472	116,417
Natixis SA	2,216	15,413
Orange SA	3,364	52,018
Orpea	140	14,294
Pernod Ricard SA	356	44,523
Peugeot SAa	900	18,851
Publicis Groupe SA	352	25,402
Renault SA	332	30,951
Rexel SA	820	14,644
Rubis SCA	148	15,033
Safran SA	548	45,365
Sanofi	2,088	196,928
Schneider Electric SE	960	75,791
SCOR SE	440	17,402
SEB SA	68	10,959
SES SA	856	18,713
SFR Group SAa	224	7,332
Societe BIC SA	128	14,385
Societe Generale SA	1,432	78,296
Sodexo SA	156	19,825
Sopra Steria Group	84	12,596
STMicroelectronics NV	1,320	21,346
Suez	756	12,419
Teleperformance	172	21,605
Thales SA	232	24,384
Total SA	3,856	198,066
Ubisoft Entertainment SAa	260	12,316
Unibail-Rodamco SE	160	39,281
Valeo SA	424	30,473
Veolia Environnement SA	984	18,687
Vinci SA	852	72,460
Vivendi SA	2,028	40,226
Wendel SA	96	13,449
Zodiac Aerospace	432	10,486

		2,741,906

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2017

Security	Shares	Value
GERMANY — 7.83%
Aareal Bank AG	448	$17,999
adidas AG	348	69,690
Allianz SE Registered	776	147,710
Aurubis AG	176	12,300
Axel Springer SE	252	14,135
BASF SE	1,548	150,802
Bayer AG Registered	1,480	183,083
Bayerische Motoren Werke AG	536	51,159
Beiersdorf AG	208	20,689
Brenntag AG	368	21,816
Commerzbank AGa	2,252	22,059
Continental AG	188	42,070
Covestro AGb	220	17,144
Daimler AG Registered	1,604	119,473
Deutsche Bank AG Registered[a]	3,780	68,041
Deutsche Boerse AG	328	32,092
Deutsche Lufthansa AG Registered	716	12,350
Deutsche Post AG Registered	1,576	56,634
Deutsche Telekom AG Registered	5,344	93,692
Deutsche Wohnen AG Bearer	820	28,029
Dialog Semiconductor PLC[a]	212	9,915
Duerr AG	148	14,747
E.ON SE	3,644	28,400
Evonik Industries AG	340	11,350
Fraport AG Frankfurt Airport Services Worldwide	180	14,152
Freenet AG	664	20,831
Fresenius Medical Care AG & Co. KGaA	384	34,059
Fresenius SE & Co. KGaA	688	55,748
GEA Group AG	436	18,535
Gerresheimer AG	228	17,881
Hannover Rueck SE	148	17,744
HeidelbergCement AG	264	24,436
Henkel AG & Co. KGaA	328	38,271
HOCHTIEF AG	76	13,689
HUGO BOSS AG	160	12,167
Infineon Technologies AG	1,996	41,297
Innogy SEb	324	11,908
K+S AG Registered	492	11,736
KION Group AG	204	13,815
Lanxess AG	220	15,883
LEG Immobilien AG	252	21,640

Security	Shares	Value
Linde AG	328	$58,916
MAN SE	116	12,182
Merck KGaA	236	27,704
METRO AG	448	14,738
MTU Aero Engines AG	148	21,217
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	276	52,882
Osram Licht AG	208	13,928
ProSiebenSat.1 Media SE Registered	492	20,889
QIAGEN NV	548	16,381
Rheinmetall AG	156	14,312
RTL Group SAa	192	14,876
RWE AGa	940	15,564
SAP SE	1,640	164,426
Siemens AG Registered	1,328	190,310
STADA Arzneimittel AG	228	16,146
Symrise AG	296	20,716
Telefonica Deutschland Holding AG	2,564	12,425
thyssenkrupp AG	736	17,516
Uniper SEa	828	13,588
United Internet AG Registered[c]	364	16,749
Volkswagen AG	132	21,267
Vonovia SE	888	32,138
Wirecard AG	292	17,237
Zalando SEa,b	268	11,815

		2,447,093
HONG KONG — 3.06%
AIA Group Ltd.	21,600	149,554
ASM Pacific Technology Ltd.	800	11,911
Bank of East Asia Ltd. (The)	3,800	15,732
BOC Hong Kong Holdings Ltd.	8,500	34,972
Cheung Kong Infrastructure Holdings Ltd.	1,000	8,762
Cheung Kong Property Holdings Ltd.	5,000	35,873
CK Hutchison Holdings Ltd.	4,500	56,210
CLP Holdings Ltd.	2,500	26,374
Galaxy Entertainment Group Ltd.	5,000	27,837
Hang Lung Group Ltd.	3,000	12,517
Hang Lung Properties Ltd.	5,000	13,115
Hang Seng Bank Ltd.	1,500	30,414
Henderson Land Development Co. Ltd.	2,000	12,678
HK Electric Investments & HK Electric Investments Ltd.[b]	8,500	7,519

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2017

Security	Shares	Value
HKT Trust & HKT Ltd.	10,000	$12,793
Hong Kong & China Gas Co. Ltd.	13,000	25,975
Hong Kong Exchanges & Clearing Ltd.	1,900	46,807
Hongkong Land Holdings Ltd.	2,700	20,817
Hopewell Holdings Ltd.	5,000	19,093
Hysan Development Co. Ltd.	3,000	14,156
Jardine Matheson Holdings Ltd.	500	32,265
Jardine Strategic Holdings Ltd.	500	21,135
Kerry Properties Ltd.	3,500	13,095
Li & Fung Ltd.	20,000	8,383
Link REIT	4,000	28,775
Melco Resorts & Entertainment Ltd. ADR	500	10,975
MTR Corp. Ltd.	3,000	17,281
New World Development Co. Ltd.	13,000	16,197
NWS Holdings Ltd.	8,000	15,038
PCCW Ltd.	21,000	11,853
Power Assets Holdings Ltd.	2,000	18,001
Sands China Ltd.	4,800	21,786
Sino Land Co. Ltd.	8,000	13,557
Sun Hung Kai Properties Ltd.	2,000	30,009
Swire Pacific Ltd. Class A	1,000	9,630
Swire Properties Ltd.	3,800	12,752
Techtronic Industries Co. Ltd.	3,500	15,030
WH Group Ltd.[b]	18,000	16,085
Wharf Holdings Ltd. (The)	3,000	25,631
Wheelock & Co. Ltd.	2,000	15,596
Wynn Macau Ltd.[a]	4,000	8,795
Yue Yuen Industrial Holdings Ltd.	3,000	11,861

		956,839
IRELAND — 0.52%
Bank of Ireland[a]	64,716	16,279
CRH PLC	1,484	54,096
Glanbia PLC	724	14,128
Kerry Group PLC Class A	360	29,410
Kingspan Group PLC	368	12,797
Paddy Power Betfair PLC	192	21,389
Smurfit Kappa Group PLC	516	13,817

		161,916
ISRAEL — 0.72%
Azrieli Group Ltd.	176	9,360
Bank Hapoalim BM	2,840	17,849
Bank Leumi Le-Israel BMa	3,984	18,402

Security	Shares	Value
Bezeq The Israeli Telecommunication Corp. Ltd.	7,956	$13,344
Check Point Software Technologies Ltd.[a]	204	21,218
Elbit Systems Ltd.	96	11,322
Frutarom Industries Ltd.	140	8,196
Israel Chemicals Ltd.	1,892	8,075
Israel Discount Bank Ltd. Class Aa	6,324	15,322
Mizrahi Tefahot Bank Ltd.	936	15,055
Mobileye NVa	324	20,062
Nice Ltd.	188	12,673
Teva Pharmaceutical Industries Ltd. ADR	1,716	54,191

		225,069
ITALY — 2.20%
A2A SpA	7,012	10,423
Assicurazioni Generali SpA	2,160	34,177
Atlantia SpA	816	20,686
Banco BPM SpA	4,080	11,863
BPER Banca	1,784	9,752
Brembo SpA	132	10,371
CNH Industrial NV	2,060	22,724
Davide Campari-Milano SpA	968	11,448
Enel SpA	11,248	53,453
Eni SpA	4,244	65,949
EXOR NV	248	13,922
Ferrari NV	244	18,347
Fiat Chrysler Automobiles NVa	1,720	19,460
FinecoBank Banca Fineco SpA	2,460	17,493
Intesa Sanpaolo SpA	25,160	73,262
Leonardo SpA[a]	739	11,612
Luxottica Group SpA	352	20,392
Mediaset SpA	1,952	7,980
Mediobanca SpA	2,736	26,293
Moncler SpA	440	10,857
Poste Italiane SpA[b]	2,096	14,357
Prysmian SpA	580	16,743
Recordati SpA	432	15,999
Saipem SpA[a]	16,060	6,918
Snam SpA	6,152	27,185
Telecom Italia SpA/Milano[a]	17,596	15,616
Tenaris SA	1,148	17,977
Terna Rete Elettrica Nazionale SpA	3,608	18,191
UniCredit SpA[a]	3,616	58,828

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2017

Security	Shares	Value
Unione di Banche Italiane SpA	2,916	$12,276
UnipolSai Assicurazioni SpA	5,292	12,159

		686,713
JAPAN — 21.95%
Activia Properties Inc.	4	19,054
Advance Residence Investment Corp.	4	10,536
Advantest Corp.	500	9,334
Aeon Co. Ltd.	1,200	17,800
AEON Financial Service Co. Ltd.	400	7,683
Air Water Inc.	700	13,476
Aisin Seiki Co. Ltd.	400	19,557
Ajinomoto Co. Inc.	1,200	23,350
Alfresa Holdings Corp.	600	10,824
Alps Electric Co. Ltd.	400	11,752
Amada Holdings Co. Ltd.	1,300	15,441
ANA Holdings Inc.	3,000	9,029
Aozora Bank Ltd.	4,000	14,569
Asahi Glass Co. Ltd.	2,000	17,332
Asahi Group Holdings Ltd.	800	30,179
Asahi Kasei Corp.	3,000	28,595
Asics Corp.	500	8,841
Astellas Pharma Inc.	4,100	53,995
Azbil Corp.	400	13,457
Bandai Namco Holdings Inc.	400	12,541
Bank of Kyoto Ltd. (The)	1,000	7,912
Benesse Holdings Inc.	300	9,056
Bridgestone Corp.	1,200	50,037
Brother Industries Ltd.	600	12,332
Calbee Inc.	300	10,469
Canon Inc.	1,600	53,051
Casio Computer Co. Ltd.	500	7,047
Central Japan Railway Co.	200	33,525
Chiba Bank Ltd. (The)	2,000	13,385
Chubu Electric Power Co. Inc.	1,400	18,808
Chugai Pharmaceutical Co. Ltd.	500	17,718
Chugoku Bank Ltd. (The)	1,000	14,838
Chugoku Electric Power Co. Inc. (The)	1,000	10,900
Coca-Cola Bottlers Japan Inc.	300	8,922
Concordia Financial Group Ltd.	3,100	14,244
Credit Saison Co. Ltd.	500	9,101
CyberAgent Inc.	300	9,312
Dai Nippon Printing Co. Ltd.	2,000	22,248
Dai-ichi Life Holdings Inc.	2,100	35,719
Daicel Corp.	700	8,032

Security	Shares	Value
Daifuku Co. Ltd.	500	$12,636
Daiichi Sankyo Co. Ltd.	1,200	26,622
Daikin Industries Ltd.	400	38,845
Daito Trust Construction Co. Ltd.	100	14,712
Daiwa House Industry Co. Ltd.	1,000	29,703
Daiwa House REIT Investment Corp.	4	10,112
Daiwa Securities Group Inc.	3,000	18,228
DeNA Co. Ltd.	300	6,424
Denka Co. Ltd.	2,000	10,299
Denso Corp.	900	38,747
Dentsu Inc.	400	22,535
DIC Corp.	300	10,671
Disco Corp.	100	15,807
Don Quijote Holdings Co. Ltd.	400	14,587
East Japan Railway Co.	500	44,649
Ebara Corp.	400	12,183
Eisai Co. Ltd.	500	26,249
Electric Power Development Co. Ltd.	400	9,276
Ezaki Glico Co. Ltd.	200	10,532
FamilyMart UNY Holdings Co. Ltd.	200	11,303
FANUC Corp.	300	60,972
Fast Retailing Co. Ltd.	100	32,619
Fuji Electric Co. Ltd.	2,000	10,963
FUJIFILM Holdings Corp.	800	29,669
Fujitsu Ltd.	4,000	24,932
Fukuoka Financial Group Inc.	3,000	13,672
Furukawa Electric Co. Ltd.	200	8,092
GLP J-REIT	12	13,532
Hachijuni Bank Ltd. (The)	2,300	13,577
Hakuhodo DY Holdings Inc.	900	10,956
Hamamatsu Photonics KK	400	11,752
Hankyu Hanshin Holdings Inc.	500	16,507
Haseko Corp.	800	9,129
Hino Motors Ltd.	800	10,026
Hirose Electric Co. Ltd.	100	13,430
Hiroshima Bank Ltd. (The)	3,000	12,945
Hisamitsu Pharmaceutical Co. Inc.	200	10,227
Hitachi Chemical Co. Ltd.	300	8,585
Hitachi Construction Machinery Co. Ltd.	400	10,302
Hitachi High-Technologies Corp.	200	7,975
Hitachi Ltd.	9,000	49,663
Hitachi Metals Ltd.	700	9,803
Honda Motor Co. Ltd.	2,800	81,184
Hoshizaki Corp.	100	8,334

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2017

Security	Shares	Value
Hoya Corp.	700	$33,433
Hulic Co. Ltd.	800	7,536
Idemitsu Kosan Co. Ltd.	300	9,594
IHI Corp.[a]	3,000	10,173
Iida Group Holdings Co. Ltd.	500	7,957
INPEX Corp.	2,000	19,171
Isetan Mitsukoshi Holdings Ltd.	1,000	10,918
Isuzu Motors Ltd.	1,300	17,633
ITOCHU Corp.	2,700	38,173
J Front Retailing Co. Ltd.	800	11,519
Japan Airlines Co. Ltd.	300	9,473
Japan Exchange Group Inc.	1,200	16,805
Japan Hotel REIT Investment Corp.	16	10,894
Japan Post Bank Co. Ltd.	700	8,710
Japan Post Holdings Co. Ltd.	700	8,672
Japan Prime Realty Investment Corp.	4	15,017
Japan Real Estate Investment Corp.	4	21,064
Japan Retail Fund Investment Corp.	8	15,631
Japan Tobacco Inc.	1,900	63,169
JFE Holdings Inc.	1,100	18,754
JGC Corp.	600	10,469
JSR Corp.	600	10,959
JTEKT Corp.	700	11,015
JXTG Holdings Inc.	4,600	20,761
Kajima Corp.	2,000	13,582
Kamigumi Co. Ltd.	2,000	18,157
Kaneka Corp.	1,000	7,877
Kansai Electric Power Co. Inc. (The)	1,400	18,927
Kansai Paint Co. Ltd.	600	13,284
Kao Corp.	900	49,638
Kawasaki Heavy Industries Ltd.	3,000	9,070
Kawasaki Kisen Kaisha Ltd.[a]	3,000	7,886
KDDI Corp.	3,200	84,844
Keihan Holdings Co. Ltd.	2,000	12,577
Keikyu Corp.	1,000	11,474
Keio Corp.	2,000	16,004
Keisei Electric Railway Co. Ltd.	500	11,891
Kenedix Office Investment Corp.	4	22,679
Kewpie Corp.	400	10,170
Keyence Corp.	200	80,380
Kintetsu Group Holdings Co. Ltd.	4,000	14,605
Kirin Holdings Co. Ltd.	1,700	33,033
Kobayashi Pharmaceutical Co. Ltd.	300	15,717
Kobe Steel Ltd.[a]	1,000	8,881

Security	Shares	Value
Koito Manufacturing Co. Ltd.	300	$15,475
Komatsu Ltd.	1,700	45,325
Konami Holdings Corp.	200	8,316
Konica Minolta Inc.	1,200	10,604
Kose Corp.	100	9,482
Kubota Corp.	2,000	31,452
Kuraray Co. Ltd.	1,000	16,130
Kurita Water Industries Ltd.	600	15,480
Kyocera Corp.	600	33,964
Kyowa Hakko Kirin Co. Ltd.	900	15,437
Kyushu Electric Power Co. Inc.	900	9,705
Kyushu Financial Group Inc.	1,800	11,207
Lawson Inc.	200	13,277
Lion Corp.	1,000	18,050
LIXIL Group Corp.	600	14,980
M3 Inc.	500	12,779
Mabuchi Motor Co. Ltd.	200	11,286
Makita Corp.	400	14,264
Marubeni Corp.	3,500	21,552
Marui Group Co. Ltd.	800	10,952
Mazda Motor Corp.	1,200	17,590
Mebuki Financial Group Inc.	2,900	11,369
Medipal Holdings Corp.	500	8,271
MEIJI Holdings Co. Ltd.	200	16,973
MINEBEA MITSUMI Inc.	900	13,007
Miraca Holdings Inc.	300	13,833
MISUMI Group Inc.	800	15,150
Mitsubishi Chemical Holdings Corp.	2,800	21,911
Mitsubishi Corp.	2,700	58,217
Mitsubishi Electric Corp.	3,500	48,793
Mitsubishi Estate Co. Ltd.	2,000	38,217
Mitsubishi Gas Chemical Co. Inc.	600	12,821
Mitsubishi Heavy Industries Ltd.	6,000	24,006
Mitsubishi Materials Corp.	400	11,896
Mitsubishi Motors Corp.	1,300	8,315
Mitsubishi Tanabe Pharma Corp.	700	14,205
Mitsubishi UFJ Financial Group Inc.	23,100	146,968
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,000	10,442
Mitsui & Co. Ltd.	3,000	42,334
Mitsui Chemicals Inc.	2,000	10,227
Mitsui Fudosan Co. Ltd.	2,000	43,949
Mitsui OSK Lines Ltd.	3,000	9,177
Mizuho Financial Group Inc.	42,900	78,357

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2017

Security	Shares	Value
MS&AD Insurance Group Holdings Inc.	1,000	$32,583
Murata Manufacturing Co. Ltd.	300	40,222
Nabtesco Corp.	400	11,339
Nagoya Railroad Co. Ltd.	3,000	13,779
Nankai Electric Railway Co. Ltd.	3,000	14,748
NEC Corp.	5,000	12,425
Nexon Co. Ltd.	500	8,500
NGK Insulators Ltd.	600	12,816
NGK Spark Plug Co. Ltd.	500	10,815
NHK Spring Co. Ltd.	1,200	13,381
Nichirei Corp.	400	9,958
Nidec Corp.	400	36,674
Nifco Inc./Japan	200	9,976
Nikon Corp.	700	9,985
Nintendo Co. Ltd.	200	50,318
Nippon Building Fund Inc.	4	21,279
Nippon Electric Glass Co. Ltd.	2,000	12,398
Nippon Express Co. Ltd.	2,000	10,981
Nippon Paint Holdings Co. Ltd.	300	11,505
Nippon Prologis REIT Inc.	4	8,458
Nippon Shinyaku Co. Ltd.	200	10,622
Nippon Steel & Sumitomo Metal Corp.	1,600	36,035
Nippon Telegraph & Telephone Corp.	1,200	51,339
Nippon Yusen KKa	4,000	8,038
Nissan Chemical Industries Ltd.	300	9,298
Nissan Motor Co. Ltd.	3,900	37,034
Nisshin Seifun Group Inc.	1,000	15,331
Nissin Foods Holdings Co. Ltd.	200	11,447
Nitori Holdings Co. Ltd.	200	26,034
Nitto Denko Corp.	300	22,577
NOK Corp.	400	9,513
Nomura Holdings Inc.	6,600	39,611
Nomura Real Estate Holdings Inc.	500	8,446
Nomura Real Estate Master Fund Inc.	8	11,533
Nomura Research Institute Ltd.	400	13,923
NSK Ltd.	1,000	13,636
NTN Corp.	2,000	10,173
NTT Data Corp.	300	13,914
NTT DOCOMO Inc.	2,400	57,874
Obayashi Corp.	1,600	15,516
Obic Co. Ltd.	300	16,202
Odakyu Electric Railway Co. Ltd.	700	13,577
Oji Holdings Corp.	3,000	14,506
Olympus Corp.	600	23,091

Security	Shares	Value
Omron Corp.	400	$16,740
Ono Pharmaceutical Co. Ltd.	900	18,546
Oracle Corp. Japan	100	5,759
Oriental Land Co. Ltd./Japan	400	22,966
ORIX Corp.	2,400	36,623
Orix JREIT Inc.	8	12,689
Osaka Gas Co. Ltd.	4,000	14,974
Otsuka Corp.	200	10,711
Otsuka Holdings Co. Ltd.	800	36,796
Panasonic Corp.	3,900	46,550
Park24 Co. Ltd.	400	10,317
Pigeon Corp.	300	9,285
Pola Orbis Holdings Inc.	400	9,215
Rakuten Inc.	2,000	20,472
Recruit Holdings Co. Ltd.	800	40,405
Resona Holdings Inc.	4,600	25,577
Ricoh Co. Ltd.	1,400	11,655
Rinnai Corp.	100	8,307
Rohm Co. Ltd.	200	14,031
Ryohin Keikaku Co. Ltd.	100	22,553
Santen Pharmaceutical Co. Ltd.	1,000	14,058
SBI Holdings Inc./Japan	800	11,088
SCREEN Holdings Co. Ltd.	100	7,258
Secom Co. Ltd.	400	29,016
Sega Sammy Holdings Inc.	600	8,058
Seibu Holdings Inc.	600	10,475
Seiko Epson Corp.	500	10,227
Sekisui Chemical Co. Ltd.	900	15,098
Sekisui House Ltd.	1,200	19,910
Seven & I Holdings Co. Ltd.	1,300	54,930
Sharp Corp./Japan[a]	3,000	10,819
Shimadzu Corp.	700	11,869
Shimamura Co. Ltd.	100	13,690
Shimano Inc.	100	15,278
Shimizu Corp.	2,000	19,180
Shin-Etsu Chemical Co. Ltd.	700	60,813
Shinsei Bank Ltd.	5,000	9,330
Shionogi & Co. Ltd.	600	30,859
Shiseido Co. Ltd.	800	21,645
Shizuoka Bank Ltd. (The)	2,000	16,866
Showa Denko KKa	600	11,454
SMC Corp./Japan	100	28,160
SoftBank Group Corp.	1,500	113,600
Sohgo Security Services Co. Ltd.	300	13,093

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2017

Security	Shares	Value
Sojitz Corp.	5,500	$13,963
Sompo Holdings Inc.	700	26,412
Sony Corp.	2,200	74,189
Sony Financial Holdings Inc.	500	8,307
Square Enix Holdings Co. Ltd.	300	8,639
Stanley Electric Co. Ltd.	400	11,698
Start Today Co. Ltd.	500	10,676
Subaru Corp.	1,100	41,565
Sumco Corp.	500	8,742
Sumitomo Chemical Co. Ltd.	3,000	16,928
Sumitomo Corp.	2,300	30,713
Sumitomo Dainippon Pharma Co. Ltd.	700	11,479
Sumitomo Electric Industries Ltd.	1,500	24,444
Sumitomo Heavy Industries Ltd.	2,000	13,941
Sumitomo Metal Mining Co. Ltd.	1,000	13,560
Sumitomo Mitsui Financial Group Inc.	2,400	88,792
Sumitomo Mitsui Trust Holdings Inc.	700	23,970
Sumitomo Realty & Development Co. Ltd.	1,000	26,967
Sumitomo Rubber Industries Ltd.	700	12,585
Sundrug Co. Ltd.	400	14,031
Suntory Beverage & Food Ltd.	400	17,888
Suruga Bank Ltd.	600	12,536
Suzuken Co. Ltd./Aichi Japan	400	13,223
Suzuki Motor Corp.	700	29,213
Sysmex Corp.	300	18,247
T&D Holdings Inc.	1,300	19,284
Taiheiyo Cement Corp.	3,000	9,985
Taisei Corp.	2,000	15,251
Taisho Pharmaceutical Holdings Co. Ltd.	200	16,435
Takashimaya Co. Ltd.	2,000	18,409
Takeda Pharmaceutical Co. Ltd.	1,300	62,300
TDK Corp.	200	12,380
Teijin Ltd.	600	11,621
Temp Holdings Co. Ltd.	500	9,411
Terumo Corp.	700	25,527
THK Co. Ltd.	400	10,302
Tobu Railway Co. Ltd.	2,000	10,137
Toho Co. Ltd./Tokyo	400	11,465
Toho Gas Co. Ltd.	1,000	7,150
Tohoku Electric Power Co. Inc.	1,000	13,331
Tokio Marine Holdings Inc.	1,300	54,720
Tokyo Electric Power Co. Holdings Inc.[a]	3,300	12,819

Security	Shares	Value
Tokyo Electron Ltd.	300	$34,893
Tokyo Gas Co. Ltd.	4,000	18,570
Tokyo Tatemono Co. Ltd.	600	8,187
Tokyu Corp.	2,000	14,318
Tokyu Fudosan Holdings Corp.	1,900	10,363
Toppan Printing Co. Ltd.	2,000	20,113
Toray Industries Inc.	3,000	26,539
Toshiba Corp.[a]	8,000	16,177
Tosoh Corp.	1,000	9,393
TOTO Ltd.	400	15,269
Toyo Seikan Group Holdings Ltd.	600	10,039
Toyo Suisan Kaisha Ltd.	400	15,000
Toyota Industries Corp.	400	19,880
Toyota Motor Corp.	4,600	249,045
Toyota Tsusho Corp.	500	15,767
Trend Micro Inc./Japan	300	13,187
Tsuruha Holdings Inc.	100	10,137
Ube Industries Ltd.	5,000	11,617
Unicharm Corp.	800	19,438
United Urban Investment Corp.	8	12,093
USS Co. Ltd.	900	15,906
West Japan Railway Co.	300	20,034
Yahoo Japan Corp.	3,000	12,838
Yakult Honsha Co. Ltd.	200	11,375
Yamada Denki Co. Ltd.	2,100	11,021
Yamaguchi Financial Group Inc.	1,000	11,070
Yamaha Corp.	400	11,088
Yamaha Motor Co. Ltd.	600	14,215
Yamato Holdings Co. Ltd.	700	15,125
Yamazaki Baking Co. Ltd.	500	10,536
Yaskawa Electric Corp.	700	13,370
Yokogawa Electric Corp.	700	10,807
Yokohama Rubber Co. Ltd. (The)	400	7,841

		6,861,729
NETHERLANDS — 2.94%
Aalberts Industries NV	464	18,402
ABN AMRO Group NVb	660	17,321
Aegon NV	3,456	17,609
AerCap Holdings NVa	324	14,907
Akzo Nobel NV	432	37,766
Altice NV Class Aa	860	21,357
ASM International NV	240	14,439
ASML Holding NV	636	84,044

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2017

Security	Shares	Value
ASR Nederland NVa	304	$8,989
Boskalis Westminster	312	11,472
Gemalto NV	180	10,079
Heineken Holding NV	228	19,095
Heineken NV	356	31,731
IMCD Group NV	316	17,016
ING Groep NV	6,976	113,530
InterXion Holding NVa	384	15,997
Koninklijke Ahold Delhaize NV	2,356	48,797
Koninklijke DSM NV	300	21,453
Koninklijke KPN NV	7,676	22,193
Koninklijke Philips NV	1,624	56,272
Koninklijke Vopak NV	228	10,284
NN Group NV	648	21,480
NXP Semiconductors NVa	516	54,567
Randstad Holding NV	248	14,775
RELX NV	1,808	34,956
SBM Offshore NV	660	10,870
Unilever NV CVA	2,764	144,910
Wolters Kluwer NV	620	26,324

		920,635
NEW ZEALAND — 0.27%
Auckland International Airport Ltd.	2,192	10,384
Contact Energy Ltd.	3,732	13,349
Fisher & Paykel Healthcare Corp. Ltd.	1,848	12,776
Fletcher Building Ltd.	2,056	12,069
Meridian Energy Ltd.	3,532	6,717
Ryman Healthcare Ltd.	2,328	13,793
Spark New Zealand Ltd.	5,984	15,180

		84,268
NORWAY — 0.63%
DNB ASA	1,936	30,306
Gjensidige Forsikring ASA	828	12,749
Marine Harvest ASA	1,036	17,270
Norsk Hydro ASA	2,964	16,954
Orkla ASA	2,220	20,149
Statoil ASA	1,896	31,362
Storebrand ASA	1,484	9,805
Subsea 7 SA	480	7,957
Telenor ASA	1,388	22,489
TGS Nopec Geophysical Co. ASA	676	14,804
Yara International ASA	392	14,606

		198,451

Security	Shares	Value
PORTUGAL — 0.11%
EDP — Energias de Portugal SA	4,340	$14,320
Jeronimo Martins SGPS SA	1,112	20,404

		34,724
SINGAPORE — 1.25%
Ascendas REIT	5,500	10,074
CapitaLand Commercial Trust	13,300	15,463
CapitaLand Ltd.	4,400	11,837
CapitaLand Mall Trust	8,200	11,558
City Developments Ltd.	1,300	10,036
ComfortDelGro Corp. Ltd.	7,600	14,899
DBS Group Holdings Ltd.	3,200	44,301
Genting Singapore PLC	15,700	12,524
Global Logistic Properties Ltd.	5,700	11,745
Jardine Cycle & Carriage Ltd.	300	10,137
Keppel Corp. Ltd.	3,400	15,836
Oversea-Chinese Banking Corp. Ltd.	5,700	39,966
SATS Ltd.	3,100	11,289
SembCorp Industries Ltd.	4,500	9,755
Singapore Airlines Ltd.	2,000	14,667
Singapore Exchange Ltd.	1,400	7,412
Singapore Technologies Engineering Ltd.	4,700	12,745
Singapore Telecommunications Ltd.	10,300	27,561
Suntec REIT	12,000	15,196
United Overseas Bank Ltd.	2,500	38,993
UOL Group Ltd.	2,600	13,468
Venture Corp. Ltd.	2,200	19,203
Wilmar International Ltd.	4,800	12,191

		390,856
SPAIN — 2.94%
Abertis Infraestructuras SA	1,000	17,587
Acciona SA	144	11,877
Acerinox SA	688	9,605
ACS Actividades de Construccion y Servicios SA	420	15,564
Aena SAb	124	21,875
Amadeus IT Group SA	764	41,182
Banco Bilbao Vizcaya Argentaria SA	12,332	98,691
Banco de Sabadell SA	11,524	22,162
Banco Popular Espanol SAa	10,812	7,582
Banco Santander SA	25,932	169,065
Bankia SA	12,564	15,241

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2017

Security	Shares	Value
Bankinter SA	2,440	$21,477
CaixaBank SA	7,380	33,504
Cellnex Telecom SAb	880	15,548
Distribuidora Internacional de Alimentacion SA	2,164	12,878
Endesa SA	580	13,665
Ferrovial SA	984	20,932
Gamesa Corp. Tecnologica SA	552	11,923
Gas Natural SDG SA	604	13,654
Grifols SA	920	24,700
Iberdrola SA	8,424	60,562
Industria de Diseno Textil SA	1,848	70,856
International Consolidated Airlines Group SA	2,012	14,587
Mapfre SA	3,308	11,542
Mediaset Espana Comunicacion SA	892	12,292
Merlin Properties SOCIMI SA	904	10,696
Repsol SA	2,124	33,618
Telefonica SA	7,864	86,962
Viscofan SA	312	18,666

		918,493
SWEDEN — 2.95%
Alfa Laval AB	712	14,610
Assa Abloy AB Class B	1,876	40,656
Atlas Copco AB Class A	1,024	38,301
Atlas Copco AB Class B	808	26,882
BillerudKorsnas AB	628	10,071
Boliden AB	668	19,101
Castellum AB	1,064	14,576
Dometic Group ABb	1,376	10,256
Electrolux AB Class B	460	13,668
Elekta AB Class B	1,044	10,900
Fabege AB	864	14,890
Getinge AB Class B	660	12,902
Hennes & Mauritz AB Class B	1,780	44,104
Hexagon AB Class B	492	21,431
Hexpol AB	888	9,873
Husqvarna AB Class B	1,056	10,501
ICA Gruppen AB	288	9,836
Industrivarden AB Class C	352	8,189
Intrum Justitia AB	332	13,198
Investor AB Class B	520	23,778
JM AB	308	10,845
Kindred Group PLC	972	10,082

Security	Shares	Value
Kinnevik AB Class B	440	$11,747
L E Lundbergforetagen AB Class B	140	10,143
Loomis AB Class B	348	12,635
Lundin Petroleum ABa	472	9,014
Millicom International Cellular SA SDR	176	9,660
NCC AB Class B	452	12,021
Nibe Industrier AB Class B	1,552	13,759
Nordea Bank AB	5,280	64,995
Saab AB	320	15,872
Sandvik AB	1,896	30,448
Securitas AB Class B	952	15,740
Skandinaviska Enskilda Banken AB Class A	2,720	31,332
Skanska AB Class B	760	18,187
SKF AB Class B	796	17,494
Svenska Cellulosa AB SCA Class B	1,072	35,520
Svenska Handelsbanken AB Class A	2,932	41,622
Swedbank AB Class A	1,624	38,496
Swedish Match AB	508	16,764
Tele2 AB Class B	1,056	10,638
Telefonaktiebolaget LM Ericsson Class B	6,060	39,078
Telia Co. AB	4,372	17,824
Trelleborg AB Class B	644	15,142
Volvo AB Class B	2,688	43,986

		920,767
SWITZERLAND — 7.35%
ABB Ltd. Registered	3,076	75,274
Actelion Ltd.[a]	188	53,211
Adecco Group AG Registered	308	22,865
Allreal Holding AG Registered	120	20,638
ams AG	172	11,058
Aryzta AG	648	21,033
Baloise Holding AG Registered	164	24,037
Barry Callebaut AG Registered	16	21,956
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	4	22,482
Cie. Financiere Richemont SA Class A Registered	908	75,845
Clariant AG Registered	620	12,550
Credit Suisse Group AG Registered	3,568	54,231
dormakaba Holding AG Class B	24	20,554
Dufry AG Registered[a]	108	17,684
EMS-Chemie Holding AG Registered	16	10,022

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2017

Security	Shares	Value
Flughafen Zuerich AG	108	$23,782
Galenica AG Registered	12	13,031
Geberit AG Registered	64	29,137
Georg Fischer AG Registered	24	22,615
Givaudan SA Registered	16	30,812
Helvetia Holding AG Registered	36	19,981
Julius Baer Group Ltd.	356	18,543
Kuehne + Nagel International AG Registered	76	11,483
LafargeHolcim Ltd. Registered	756	42,833
Logitech International SA Registered	432	14,430
Lonza Group AG Registered	124	25,349
Nestle SA Registered	5,488	422,578
Novartis AG Registered	3,888	298,987
OC Oerlikon Corp. AG Registered	1,280	15,366
Pargesa Holding SA Bearer	208	15,535
Partners Group Holding AG	32	19,336
PSP Swiss Property AG Registered	244	21,864
Roche Holding AG	1,224	320,064
SGS SA Registered	8	17,994
Sika AG Bearer	4	25,516
Sonova Holding AG Registered	124	18,324
Straumann Holding AG Registered	32	16,877
Sunrise Communications Group AGb	200	14,858
Swatch Group AG (The) Bearer	12	4,801
Swiss Life Holding AG Registered	60	19,517
Swiss Re AG	756	65,769
Swisscom AG Registered	36	15,695
Syngenta AG Registered[a]	160	74,322
Temenos Group AG Registered	168	14,539
UBS Group AG	6,412	109,502
Zurich Insurance Group AG	256	70,825

		2,297,705
UNITED KINGDOM — 16.27%
3i Group PLC	1,972	20,244
Aberdeen Asset Management PLC	2,372	8,562
Admiral Group PLC	540	14,049
Aggreko PLC	760	8,726
Amec Foster Wheeler PLC	1,260	8,852
Anglo American PLC[a]	2,620	37,506
Antofagasta PLC	944	10,234
Ashtead Group PLC	952	20,088
ASOS PLC[a]	140	10,541
Associated British Foods PLC	676	24,576

Security	Shares	Value
AstraZeneca PLC	2,256	$135,355
Auto Trader Group PLC[b]	2,496	12,952
Aviva PLC	6,492	44,053
B&M European Value Retail SA	2,316	10,098
Babcock International Group PLC	976	11,352
BAE Systems PLC	5,500	44,615
Balfour Beatty PLC	3,616	13,651
Barclays PLC	29,784	81,786
Barratt Developments PLC	1,960	14,695
BBA Aviation PLC	3,052	12,292
Beazley PLC	3,272	18,617
Bellway PLC	296	10,899
Berkeley Group Holdings PLC	272	11,465
BHP Billiton PLC	3,868	58,800
Booker Group PLC	5,220	13,102
BP PLC	33,800	193,500
British American Tobacco PLC	3,212	216,711
British Land Co. PLC (The)	1,492	12,672
BT Group PLC	15,120	59,614
BTG PLC[a]	2,144	18,876
Bunzl PLC	676	21,060
Burberry Group PLC	792	16,538
Capita PLC	1,744	12,545
Capital & Counties Properties PLC	2,692	10,999
Carnival PLC	328	20,225
Centamin PLC	1,998	4,573
Centrica PLC	8,324	21,312
Close Brothers Group PLC	692	15,148
Cobham PLC	5,464	9,366
Coca-Cola European Partners PLC	580	21,935
Coca-Cola HBC AGa	440	12,193
Compass Group PLC	2,816	56,761
Croda International PLC	280	13,635
CYBG PLC[a]	3,316	12,055
Daily Mail & General Trust PLC Class A NVS	1,276	11,812
DCC PLC	188	17,342
Derwent London PLC	292	11,122
Diageo PLC	4,268	124,046
Dixons Carphone PLC	3,412	14,810
DS Smith PLC	1,768	9,870
Electrocomponents PLC	1,792	12,032
Experian PLC	1,636	35,114
Fresnillo PLC	608	11,421
G4S PLC	3,712	14,652

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2017

Security	Shares	Value
GKN PLC	3,032	$14,078
GlaxoSmithKline PLC	8,196	164,355
Glencore PLC[a]	22,104	86,835
Great Portland Estates PLC	1,396	12,498
Greencore Group PLC	5,652	16,671
Greene King PLC	1,664	16,168
GVC Holdings PLC	1,156	11,172
Halma PLC	1,128	15,367
Hammerson PLC	1,356	10,307
Hargreaves Lansdown PLC	524	9,342
Hays PLC	5,140	11,385
Henderson Group PLC	3,828	11,430
Hikma Pharmaceuticals PLC	420	10,525
Hiscox Ltd.	1,284	18,804
Howden Joinery Group PLC	1,940	11,621
HSBC Holdings PLC	35,276	290,488
IG Group Holdings PLC	670	4,711
IMI PLC	888	14,694
Imperial Brands PLC	1,636	80,049
Inchcape PLC	1,428	15,787
Indivior PLC	2,396	10,384
Informa PLC	1,704	14,153
Inmarsat PLC	1,260	13,326
InterContinental Hotels Group PLC	284	15,050
Intermediate Capital Group PLC	1,432	14,469
Intertek Group PLC	348	18,306
Intu Properties PLC	2,436	8,689
Investec PLC	1,328	9,819
ITV PLC	6,744	18,323
IWG PLC	3,320	13,955
J Sainsbury PLC	3,428	12,214
John Wood Group PLC	1,740	17,097
Johnson Matthey PLC	364	14,029
Jupiter Fund Management PLC	3,012	18,494
Just Eat PLC[a]	1,376	10,272
Kingfisher PLC	476	2,102
Land Securities Group PLC	1,168	16,713
Legal & General Group PLC	9,944	31,661
Lloyds Banking Group PLC	112,952	101,123
London Stock Exchange Group PLC	520	22,759
Man Group PLC	5,996	11,923
Marks & Spencer Group PLC	3,608	17,112
Mediclinic International PLC	896	9,517
Meggitt PLC	4,120	24,652
Melrose Industries PLC	4,432	13,561

Security	Shares	Value
Merlin Entertainments PLC[b]	1,736	$11,353
Metro Bank PLC[a]	232	10,592
Micro Focus International PLC	468	15,670
Mondi PLC	600	15,533
Moneysupermarket.com Group PLC	2,696	12,065
National Grid PLC	5,768	74,623
NEX Group PLC	1,212	9,651
Next PLC	320	17,823
Old Mutual PLC	8,784	22,047
Paysafe Group PLC[a]	1,620	9,513
Pearson PLC	1,728	14,285
Pennon Group PLC	908	10,067
Persimmon PLC	588	17,725
Petrofac Ltd.	900	9,484
Phoenix Group Holdings	1,596	15,259
Playtech PLC	876	10,869
Provident Financial PLC	356	14,757
Prudential PLC	4,376	97,150
Randgold Resources Ltd.	172	15,143
Reckitt Benckiser Group PLC	1,068	98,254
RELX PLC	1,824	36,954
Rentokil Initial PLC	5,856	18,865
Rightmove PLC	288	15,597
Rio Tinto PLC	2,244	88,895
Rolls-Royce Holdings PLC	3,424	35,970
Rotork PLC	6,324	20,119
Royal Bank of Scotland Group PLC[a]	6,528	22,415
Royal Dutch Shell PLC Class A	7,592	196,688
Royal Dutch Shell PLC Class B	6,992	185,667
Royal Mail PLC	2,476	12,893
RPC Group PLC	956	10,031
RSA Insurance Group PLC	2,024	15,607
Saga PLC	5,808	15,750
Sage Group PLC (The)	2,020	17,510
Schroders PLC	204	8,411
Segro PLC	1,820	11,436
Severn Trent PLC	400	12,032
Shaftesbury PLC	1,168	14,083
Shire PLC	1,732	101,664
Sky PLC	1,500	19,251
Smith & Nephew PLC	1,308	21,491
Smiths Group PLC	808	17,144
Spectris PLC	384	13,712
Spirax-Sarco Engineering PLC	268	18,030
SSE PLC	1,196	21,523

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2017

Security	Shares	Value
SSP Group PLC	3,224	$18,557
St. James's Place PLC	1,012	15,030
Standard Chartered PLC[a]	5,920	55,237
Standard Life PLC	3,872	18,229
Tate & Lyle PLC	1,744	17,069
Taylor Wimpey PLC	5,924	15,328
Tesco PLC[a]	14,944	35,429
TP ICAP PLC	1,868	11,071
Travis Perkins PLC	628	13,089
TUI AG	1,048	15,226
Tullow Oil PLC[a]	10,432	28,329
UBM PLC	1,372	12,612
UDG Healthcare PLC	1,712	16,545
Unilever PLC	2,248	115,520
United Utilities Group PLC	1,080	13,602
Vodafone Group PLC	45,028	115,956
Weir Group PLC (The)	512	13,188
WH Smith PLC	784	17,943
Whitbread PLC	348	18,167
William Hill PLC	3,524	13,381
Wm Morrison Supermarkets PLC	4,308	13,371
Wolseley PLC	412	26,140
Worldpay Group PLC[b]	3,748	14,547
WPP PLC	2,088	44,653

		5,086,859

TOTAL COMMON STOCKS
(Cost: $30,404,921)		30,912,691

PREFERRED STOCKS — 0.44%

GERMANY — 0.40%
Bayerische Motoren Werke AG, Preference Shares	112	9,206
Fuchs Petrolub SE, Preference Shares	220	11,345
Henkel AG & Co. KGaA, Preference Shares	208	28,312
Porsche Automobil Holding SE, Preference Shares	288	16,844
Sartorius AG, Preference Shares	100	9,154
Schaeffler AG, Preference Shares	388	6,682
Volkswagen AG, Preference Shares	276	43,745

		125,288
ITALY — 0.04%
Telecom Italia SpA/Milano, Preference Shares	18,552	13,243

		13,243

Security	Shares	Value
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC, Preference Shares[a]	243,104	$315

		315

TOTAL PREFERRED STOCKS
(Cost: $130,220)		138,846

RIGHTS — 0.01%

UNITED KINGDOM — 0.01%
Cobham PLC (Expires 05/04/17)[a]	2,185	1,611

		1,611

TOTAL RIGHTS
(Cost: $1,222)		1,611

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	13,308	13,308

		13,308

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,308)		13,308

TOTAL INVESTMENTS IN SECURITIES — 99.38% (Cost: $30,549,671)[f]		31,066,456
Other Assets, Less Liabilities — 0.62%		192,869

NET ASSETS — 100.00%		$31,259,325

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	The cost of investments for federal income tax purposes was $30,549,671. Net unrealized appreciation was $516,785, of which $964,507 represented gross unrealized appreciation on securities and $447,722 represented gross unrealized depreciation on securities.

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of April 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI EAFE E-Mini	2	Jun. 2017	NYSE LIFFE	$180,760	$182,380	$1,620

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund's website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund's investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$30,912,691	$—	$—	$30,912,691
Preferred stocks	138,531	315	—	138,846
Rights	1,611	—	—	1,611
Money market funds	13,308	—	—	13,308

Total	$31,066,141	$315	$—	$31,066,456

Derivative financial instruments:[a]
Assets:
Futures contracts	$1,620	$—	$—	$1,620

Total	$1,620	$—	$—	$1,620

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

80

Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.22%

AUSTRALIA — 19.78%
Abacus Property Group	99,741	$257,340
Adelaide Brighton Ltd.	92,679	410,315
AGL Energy Ltd.	110,146	2,204,292
Ainsworth Game Technology Ltd.	63,643	88,527
ALS Ltd.	92,527	432,477
Altium Ltd.	47,187	289,368
Alumina Ltd.	394,102	542,301
Amcor Ltd./Australia	206,206	2,422,656
AMP Ltd.	491,985	1,972,109
Ansell Ltd.	27,732	493,597
APA Group	179,273	1,228,074
APN News & Media Ltd.	66,288	123,438
ARB Corp. Ltd.	15,106	174,991
Ardent Leisure Group	83,913	127,391
Aristocrat Leisure Ltd.	94,667	1,390,447
Arrium Ltd.[a,b]	747,936	6
Asaleo Care Ltd.	106,684	143,212
ASX Ltd.	32,790	1,243,755
Aurizon Holdings Ltd.	354,777	1,366,397
AusNet Services	273,650	358,136
Austal Ltd.	73,405	94,146
Australia & New Zealand Banking Group Ltd.	478,544	11,724,116
Australian Agricultural Co. Ltd.[a,b]	121,030	156,134
Australian Pharmaceutical Industries Ltd.	113,024	188,491
Automotive Holdings Group Ltd.	97,622	272,315
Aveo Group	99,511	234,421
Bank of Queensland Ltd.	66,187	592,490
Bapcor Ltd.	63,088	246,753
Beach Energy Ltd.	360,542	198,179
Bellamy's Australia Ltd.[b]	15,982	61,434
Bendigo & Adelaide Bank Ltd.	80,853	744,940
BHP Billiton Ltd.	514,150	9,120,505
Blackmores Ltd.[b]	3,050	243,171
BlueScope Steel Ltd.	105,778	925,541
Boral Ltd.	190,501	877,591
Brambles Ltd.	270,151	2,089,015
Breville Group Ltd.	25,151	201,258
Brickworks Ltd.	23,414	257,925
BT Investment Management Ltd.	32,164	287,203

Security	Shares	Value
BWP Trust	127,946	$279,398
Cabcharge Australia Ltd.	35,965	70,738
Caltex Australia Ltd.	46,702	1,043,242
carsales.com Ltd.	41,958	368,381
Cedar Woods Properties Ltd.	26,598	106,418
Challenger Ltd./Australia	95,125	940,460
Charter Hall Group	57,452	243,614
Charter Hall Retail REIT	91,498	305,868
CIMIC Group Ltd.	20,969	580,692
Cleanaway Waste Management Ltd.	307,765	292,306
Coca-Cola Amatil Ltd.	93,651	656,245
Cochlear Ltd.	11,570	1,210,329
Commonwealth Bank of Australia	282,646	18,474,327
Computershare Ltd.	79,953	881,346
Corporate Travel Management Ltd.[b]	13,546	206,254
Costa Group Holdings Ltd.	37,775	124,300
Credit Corp. Group Ltd.	11,749	159,914
Cromwell Property Group	286,337	207,713
Crown Resorts Ltd.	62,441	583,706
CSL Ltd.	78,078	7,739,676
CSR Ltd.	95,032	348,241
Dexus Property Group	158,846	1,211,688
Domino's Pizza Enterprises Ltd.	12,476	570,260
Donaco International Ltd.	181,090	65,683
Downer EDI Ltd.	108,913	478,929
DUET Group	338,702	764,961
DuluxGroup Ltd.	101,466	513,717
Eclipx Group Ltd.	44,834	129,422
Energy World Corp. Ltd.[a]	189,727	53,208
Estia Health Ltd.	27,862	63,760
Evolution Mining Ltd.	265,184	454,148
Fairfax Media Ltd.	381,087	302,096
FlexiGroup Ltd./Australia	69,074	120,361
Flight Centre Travel Group Ltd.	9,412	221,369
Fortescue Metals Group Ltd.	269,360	1,069,651
G8 Education Ltd.	53,599	148,311
Galaxy Resources Ltd.[a]	222,052	70,576
Gateway Lifestyle	100,736	160,464
GDI Property Group	259,168	203,510
Genworth Mortgage Insurance Australia Ltd.	49,833	122,610
Goodman Group	289,389	1,755,162
GPT Group (The)	280,888	1,102,826
GrainCorp Ltd. Class A	43,822	292,329

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2017

Security	Shares	Value
Greencross Ltd.	32,415	$164,843
Growthpoint Properties Australia Ltd.	115,206	281,733
GUD Holdings Ltd.	15,194	141,354
GWA Group Ltd.	66,070	154,161
Harvey Norman Holdings Ltd.	111,865	350,528
Healthscope Ltd.	254,752	421,041
Iluka Resources Ltd.	72,982	458,468
Incitec Pivot Ltd.	289,569	820,740
Independence Group NL	75,193	183,320
Insurance Australia Group Ltd.	403,313	1,873,045
Investa Office Fund	139,874	496,872
Invocare Ltd.	25,331	276,390
IOOF Holdings Ltd.	47,602	313,984
IPH Ltd.	27,163	96,897
Iress Ltd.	38,883	362,029
iSentia Group Ltd.	70,876	76,857
James Hardie Industries PLC	76,353	1,294,470
Japara Healthcare Ltd.	29,484	45,643
JB Hi-Fi Ltd.	24,154	445,989
Karoon Gas Australia Ltd.[a]	78,362	86,732
LendLease Group	89,381	1,071,502
Macquarie Atlas Roads Group	95,098	379,776
Macquarie Group Ltd.	48,315	3,360,309
Magellan Financial Group Ltd.	23,367	412,061
Mantra Group Ltd.	56,121	118,356
Mayne Pharma Group Ltd.[a,b]	275,483	277,097
McMillan Shakespeare Ltd.	14,560	147,324
Medibank Pvt Ltd.	484,484	1,054,355
Mesoblast Ltd.[a,b]	55,105	129,812
Metcash Ltd.[a]	202,202	325,116
Mineral Resources Ltd.	28,136	224,934
Mirvac Group	604,240	1,025,769
Monadelphous Group Ltd.	13,910	129,928
Myer Holdings Ltd.	228,956	190,059
MYOB Group Ltd.	69,351	182,562
National Australia Bank Ltd.	432,250	10,990,774
Navitas Ltd.	62,316	213,908
Newcrest Mining Ltd.	132,678	2,099,563
NEXTDC Ltd.[a]	91,185	283,682
Nine Entertainment Co. Holdings Ltd.	129,175	118,822
Northern Star Resources Ltd.	87,932	281,452
Nufarm Ltd./Australia	45,031	342,489

Security	Shares	Value
OFX Group Ltd.	75,633	$81,167
Oil Search Ltd.	231,140	1,248,035
Orica Ltd.	64,754	897,339
Origin Energy Ltd.[a]	289,665	1,555,374
Orocobre Ltd.[a,b]	33,852	79,746
Orora Ltd.	243,357	547,803
OZ Minerals Ltd.	47,705	252,587
Pact Group Holdings Ltd.	60,908	321,128
Perpetual Ltd.	8,880	350,507
Pilbara Minerals Ltd.[a,b]	268,727	68,329
Platinum Asset Management Ltd.	37,803	131,743
Premier Investments Ltd.	35,596	349,260
Primary Health Care Ltd.	92,578	234,705
Programmed Maintenance Services Ltd.	46,282	59,533
Qantas Airways Ltd.	127,470	404,192
QBE Insurance Group Ltd.	219,410	2,111,783
Qube Holdings Ltd.	126,756	249,309
Quintis Ltd.[b]	56,238	50,469
Ramsay Health Care Ltd.	22,631	1,213,493
RCG Corp. Ltd.[b]	152,938	94,931
REA Group Ltd.	9,594	441,183
Regis Healthcare Ltd.	30,999	104,090
Regis Resources Ltd.	88,864	217,314
Retail Food Group Ltd.	19,545	79,807
Rio Tinto Ltd.	64,064	2,895,695
Sandfire Resources NL	44,542	192,869
Santos Ltd.[a]	286,126	744,648
Saracen Mineral Holdings Ltd.[a,b]	159,499	110,932
Scentre Group	871,196	2,808,067
Seek Ltd.	56,062	714,418
Select Harvests Ltd.	13,029	53,006
Seven West Media Ltd.	238,421	131,944
SG Fleet Group Ltd.	39,766	107,953
Shopping Centres Australasia Property Group	173,686	300,048
Sigma Pharmaceuticals Ltd.	277,095	259,032
Sims Metal Management Ltd.	34,950	321,489
Sirtex Medical Ltd.	11,760	136,670
Sonic Healthcare Ltd.	64,934	1,072,710
South32 Ltd.	877,786	1,824,937
Southern Cross Media Group Ltd.	205,842	198,581
Spark Infrastructure Group	286,294	533,121
Spotless Group Holdings Ltd.	194,293	156,926

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2017

Security	Shares	Value
St. Barbara Ltd.[a]	98,537	$198,965
Star Entertainment Grp Ltd. (The)	139,795	582,319
Steadfast Group Ltd.	190,257	387,012
Stockland	384,132	1,393,274
Suncorp Group Ltd.	203,193	2,097,018
Super Retail Group Ltd.	39,858	281,684
Sydney Airport	178,498	919,744
Syrah Resources Ltd.[a,b]	39,637	67,585
Tabcorp Holdings Ltd.	141,596	502,989
Tassal Group Ltd.	46,342	154,570
Tatts Group Ltd.	238,880	768,179
Technology One Ltd.	74,008	302,194
Telstra Corp. Ltd.	663,092	2,092,669
Ten Network Holdings Ltd.[a]	123,214	24,879
Tox Free Solutions Ltd.	83,849	138,581
TPG Telecom Ltd.[b]	61,069	269,456
Transurban Group	329,257	3,004,064
Treasury Wine Estates Ltd.	127,670	1,145,736
Vicinity Centres	517,561	1,114,727
Village Roadshow Ltd.	37,492	101,779
Virtus Health Ltd.	29,176	126,988
Vocus Group Ltd.	113,149	285,164
Wesfarmers Ltd.	183,707	5,907,565
Western Areas Ltd.[a,b]	33,124	54,993
Westfield Corp.	324,205	2,201,506
Westgold Resources Ltd.[a,b]	34,502	50,056
Westpac Banking Corp.	545,876	14,312,657
Whitehaven Coal Ltd.[a]	123,494	253,053
Woodside Petroleum Ltd.	126,854	3,052,844
Woolworths Ltd.	210,836	4,238,268
WorleyParsons Ltd.[a]	37,492	317,394

		190,242,197
HONG KONG — 9.21%
AIA Group Ltd.	2,021,800	13,998,487
ASM Pacific Technology Ltd.	54,600	812,940
Bank of East Asia Ltd. (The)	218,400	904,202
BOC Hong Kong Holdings Ltd.	637,000	2,620,877
Brightoil Petroleum Holdings Ltd.[a]	728,000	197,502
Cathay Pacific Airways Ltd.	182,000	262,088
Champion REIT	364,000	236,815
Cheung Kong Infrastructure Holdings Ltd.	182,000	1,594,757
Cheung Kong Property Holdings Ltd.	455,072	3,264,912

Security	Shares	Value
China LNG Group Ltd.[a,b]	3,640,000	$76,286
China Strategic Holdings Ltd.[a,b]	7,280,000	139,468
Citic Telecom International Holdings Ltd.	546,000	168,485
CK Hutchison Holdings Ltd.	455,072	5,684,341
CK Life Sciences International Holdings Inc.	1,456,000	121,684
CLP Holdings Ltd.	273,000	2,880,039
Dah Sing Banking Group Ltd.	218,400	439,184
Enerchina Holdings Ltd.[a]	3,225,000	91,224
Esprit Holdings Ltd.[a]	395,900	307,454
First Pacific Co. Ltd./Hong Kong	728,000	560,680
G-Resources Group Ltd.[a]	5,316,000	93,640
Galaxy Entertainment Group Ltd.	364,000	2,026,499
GCL New Energy Holdings Ltd.[a,b]	888,000	46,241
Giordano International Ltd.	364,000	195,630
Global Brands Group Holding Ltd.[a]	1,456,065	172,237
Guotai Junan International Holdings Ltd.	364,000	114,195
Haitong International Securities Group Ltd.	364,000	197,502
Hang Lung Properties Ltd.	364,000	954,748
Hang Seng Bank Ltd.	127,400	2,583,202
Henderson Land Development Co. Ltd.	203,632	1,290,774
HKBN Ltd.	273,000	295,200
HKT Trust & HKT Ltd.	546,720	699,432
Hong Kong & China Gas Co. Ltd.	1,178,840	2,355,391
Hong Kong Exchanges & Clearing Ltd.	190,800	4,700,359
Hongkong Land Holdings Ltd.	200,200	1,543,542
Hopewell Holdings Ltd.	91,000	347,500
Hsin Chong Group Holdings Ltd.[a]	1,002,000	45,091
Hutchison Telecommunications Hong Kong Holdings Ltd.	364,000	107,643
Hysan Development Co. Ltd.	182,000	858,805
Jardine Matheson Holdings Ltd.	36,400	2,348,892
Jardine Strategic Holdings Ltd.	37,300	1,576,671
Johnson Electric Holdings Ltd.	91,250	280,993
Kerry Logistics Network Ltd.	182,000	256,471
Kerry Properties Ltd.	91,000	340,480
Kowloon Development Co. Ltd.	182,000	201,480
Landing International Development Ltd.[a,b]	15,570,000	132,126

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2017

Security	Shares	Value
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	182,000	$75,350
Li & Fung Ltd.	1,092,000	457,717
Link REIT	364,000	2,618,537
Macau Legend Development Ltd.[a]	364,000	66,458
Man Wah Holdings Ltd.	291,200	241,495
Melco International Development Ltd.[b]	182,000	374,411
Melco Resorts & Entertainment Ltd. ADR	29,142	639,667
MGM China Holdings Ltd.	145,600	331,728
MTR Corp. Ltd.	273,000	1,572,526
New World Development Co. Ltd.	910,000	1,133,763
NewOcean Energy Holdings Ltd.	364,000	109,983
NWS Holdings Ltd.	364,000	684,236
Pacific Basin Shipping Ltd.[a,b]	854,000	170,195
Pacific Textiles Holdings Ltd.[b]	182,000	201,948
PCCW Ltd.	728,000	410,916
Power Assets Holdings Ltd.	273,000	2,457,072
Sa Sa International Holdings Ltd.	364,000	155,849
Sands China Ltd.	364,000	1,652,088
Shangri-La Asia Ltd.	364,000	521,367
Shun Tak Holdings Ltd.[a]	728,000	265,832
Sino Land Co. Ltd.	364,000	616,842
SITC International Holdings Co. Ltd.	364,000	260,684
SJM Holdings Ltd.	182,000	176,675
SmarTone Telecommunications Holdings Ltd.	91,000	127,534
Sun Hung Kai & Co. Ltd.	182,000	135,490
Sun Hung Kai Properties Ltd.	364,000	5,461,720
SUNeVision Holdings Ltd.	364,000	204,054
Sunlight REIT	364,000	226,051
Swire Pacific Ltd. Class A	91,000	876,356
Swire Properties Ltd.	218,400	732,909
Techtronic Industries Co. Ltd.	273,000	1,172,374
Town Health International Medical Group Ltd.	728,000	115,131
Truly International Holdings Ltd.	364,000	123,556
Value Partners Group Ltd.[b]	182,000	168,485
VTech Holdings Ltd.	36,400	461,227
WH Group Ltd.[c]	1,346,000	1,202,782
Wharf Holdings Ltd. (The)	182,000	1,554,976
Wheelock & Co. Ltd.	182,000	1,419,252
Wynn Macau Ltd.[a]	291,200	640,243

Security	Shares	Value
Xinyi Glass Holdings Ltd.[b]	364,000	$322,929
Yue Yuen Industrial Holdings Ltd.	91,000	359,786

		88,626,363
JAPAN — 65.85%
Acom Co. Ltd.[a]	91,000	404,100
Activia Properties Inc.	182	866,978
ADEKA Corp.	18,200	268,583
Advance Residence Investment Corp.	182	479,368
Advantest Corp.	36,400	679,541
Aeon Co. Ltd.	109,200	1,619,828
AEON Financial Service Co. Ltd.	18,200	349,567
Aeon Mall Co. Ltd.	36,400	618,150
AEON REIT Investment Corp.	182	199,029
Aica Kogyo Co. Ltd.	18,200	519,207
Aida Engineering Ltd.	36,400	316,749
Aiful Corp.[a,b]	91,000	274,298
Aisin Seiki Co. Ltd.	36,400	1,779,672
Ajinomoto Co. Inc.	109,200	2,124,830
Alfresa Holdings Corp.	36,400	656,682
Alpine Electronics Inc.	18,200	264,665
Alps Electric Co. Ltd.	36,400	1,069,436
Amada Holdings Co. Ltd.	72,800	864,692
Amano Corp.	36,400	777,178
ANA Holdings Inc.	182,000	547,780
Anritsu Corp.	36,400	294,217
AOKI Holdings Inc.	18,200	224,500
Aozora Bank Ltd.	182,000	662,887
Asahi Diamond Industrial Co. Ltd.	18,200	139,598
Asahi Glass Co. Ltd.	182,000	1,577,214
Asahi Group Holdings Ltd.	72,800	2,746,246
Asahi Intecc Co. Ltd.	18,200	808,199
Asahi Kasei Corp.	182,000	1,734,772
Asics Corp.	36,400	643,621
Astellas Pharma Inc.	359,400	4,733,105
Autobacs Seven Co. Ltd.	18,200	275,278
Azbil Corp.	18,200	612,272
Bandai Namco Holdings Inc.	36,400	1,141,276
Bank of Saga Ltd. (The)	182,000	484,920
Bank of the Ryukyus Ltd.	18,200	250,787
Benesse Holdings Inc.	18,200	549,412
BIC Camera Inc.	18,200	181,069
Bridgestone Corp.	109,200	4,553,347
Brother Industries Ltd.	54,600	1,122,173

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2017

Security	Shares	Value
Calbee Inc.	18,200	$635,130
Canon Inc.	182,000	6,034,556
Canon Marketing Japan Inc.	18,200	383,364
Capcom Co. Ltd.	18,200	392,507
Casio Computer Co. Ltd.	36,400	513,003
Cawachi Ltd.	18,200	478,062
Central Japan Railway Co.	18,200	3,050,749
Chiba Bank Ltd. (The)	182,000	1,218,014
Chubu Electric Power Co. Inc.	109,200	1,467,005
Chugai Pharmaceutical Co. Ltd.	36,400	1,289,854
Chugoku Bank Ltd. (The)	36,400	540,106
Chugoku Electric Power Co. Inc. (The)	54,600	595,129
Citizen Watch Co. Ltd.	54,600	361,975
CKD Corp.	36,400	455,531
Coca-Cola Bottlers Japan Inc.	30,725	913,729
Colowide Co. Ltd.[b]	36,400	597,578
COMSYS Holdings Corp.	18,200	346,464
Concordia Financial Group Ltd.	182,000	836,282
COOKPAD Inc.[b]	18,200	144,823
Corona Corp.	36,400	372,588
Cosmo Energy Holdings Co. Ltd.	18,200	288,503
Credit Saison Co. Ltd.	18,600	338,561
CYBERDYNE Inc.[a,b]	36,400	514,309
D.A. Consortium Holdings Inc.	18,200	231,684
Dai Nippon Printing Co. Ltd.	182,000	2,024,581
Dai-ichi Life Holdings Inc.	182,000	3,095,649
Daibiru Corp.	18,200	167,844
Daifuku Co. Ltd.	36,400	919,878
Daiichi Sankyo Co. Ltd.	109,200	2,422,639
Daikin Industries Ltd.	36,400	3,534,852
Daikyonishikawa Corp.	18,200	231,031
Daio Paper Corp.	18,200	230,704
Daiseki Co. Ltd.	18,200	405,732
Daito Trust Construction Co. Ltd.	18,200	2,677,671
Daiwa House Industry Co. Ltd.	109,200	3,243,574
Daiwa House REIT Investment Corp.	182	460,102
Daiwa Securities Group Inc.	364,000	2,211,691
DCM Holdings Co. Ltd.	36,400	317,075
DeNA Co. Ltd.	18,200	389,732
Denso Corp.	72,800	3,134,181
Dentsu Inc.	36,400	2,050,704
DIC Corp.	18,200	647,376
DMG Mori Co. Ltd.	18,200	300,095

Security	Shares	Value
Don Quijote Holdings Co. Ltd.	18,200	$663,703
Duskin Co. Ltd.	18,200	408,182
East Japan Railway Co.	54,600	4,875,647
EDION Corp.[b]	36,400	354,955
Eighteenth Bank Ltd. (The)	182,000	558,392
Eiken Chemical Co. Ltd.	18,200	499,614
Eisai Co. Ltd.	36,400	1,910,943
Electric Power Development Co. Ltd.	18,200	422,060
EPS Holdings Inc.	18,200	239,684
Euglena Co. Ltd.[a,b]	36,400	378,139
FamilyMart UNY Holdings Co. Ltd.	24,600	1,390,329
Fancl Corp.	18,200	306,136
FANUC Corp.	36,400	7,397,883
FCC Co. Ltd.	18,200	346,791
Financial Products Group Co. Ltd.	18,200	158,048
Fudo Tetra Corp.	72,800	119,516
Fuji Electric Co. Ltd.	182,000	997,596
Fuji Machine Manufacturing Co. Ltd.	36,400	462,062
Fuji Oil Holdings Inc.	18,200	426,631
FUJIFILM Holdings Corp.	91,000	3,374,845
Fujitec Co. Ltd.	18,200	215,520
Fujitsu Ltd.	364,000	2,268,836
Fukuoka Financial Group Inc.	182,000	829,425
Fukuoka REIT Corp.	182	287,360
Furukawa Electric Co. Ltd.	18,200	736,360
Glory Ltd.	18,200	610,640
GLP J-REIT	546	615,701
GMO Internet Inc.	18,200	216,010
Godo Steel Ltd.	18,200	267,767
Gree Inc.	36,400	292,258
GungHo Online Entertainment Inc.	145,600	326,545
Hachijuni Bank Ltd. (The)	109,200	644,600
Hakuhodo DY Holdings Inc.	72,800	886,244
Hamamatsu Photonics KK	36,400	1,069,436
Hankyu Hanshin Holdings Inc.	36,400	1,201,687
Haseko Corp.	54,600	623,048
Hazama Ando Corp.	54,600	388,426
Heiwa Real Estate REIT Inc.	182	137,802
Heiwado Co. Ltd.	18,200	390,385
Hino Motors Ltd.	54,600	684,276
Hisamitsu Pharmaceutical Co. Inc.	18,200	930,654
Hitachi Chemical Co. Ltd.	18,200	520,840
Hitachi Construction Machinery Co. Ltd.	18,200	468,756

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2017

Security	Shares	Value
Hitachi High-Technologies Corp.	18,200	$725,747
Hitachi Ltd.	910,000	5,021,450
Hitachi Transport System Ltd.	18,200	386,793
Hitachi Zosen Corp.	54,600	316,912
Hokkaido Electric Power Co. Inc.	36,400	264,175
Hokuetsu Kishu Paper Co. Ltd.	54,600	380,588
Hokuhoku Financial Group Inc.	18,200	285,727
Hokuriku Electric Power Co.	36,400	336,342
Honda Motor Co. Ltd.	277,900	8,057,529
House Foods Group Inc.	18,200	404,590
Hoya Corp.	72,800	3,477,054
Hulic Co. Ltd.	54,600	514,309
Hulic Reit Inc.	182	292,258
Ibiden Co. Ltd.	36,400	640,029
Ichigo Inc.	109,200	317,402
Ichigo Office REIT Investment	364	206,050
Ichiyoshi Securities Co. Ltd.	18,200	144,823
Idemitsu Kosan Co. Ltd.	18,200	582,067
IDOM Inc.	18,200	95,514
IHI Corp.[a]	364,000	1,234,341
Iida Group Holdings Co. Ltd.	36,400	579,291
Iino Kaiun Kaisha Ltd.	54,600	225,316
INPEX Corp.	163,800	1,570,111
Invesco Office J-Reit Inc.	364	320,667
Invincible Investment Corp.	728	278,870
Isetan Mitsukoshi Holdings Ltd.	72,800	794,811
Istyle Inc.[b]	18,200	147,109
Isuzu Motors Ltd.	91,000	1,234,341
Ito EN Ltd.	18,200	659,621
ITOCHU Corp.	268,800	3,800,384
Itochu-Shokuhin Co. Ltd.	18,200	760,850
Itoham Yonekyu Holdings Inc.	54,600	505,002
Itoki Corp.	18,200	115,434
Iyo Bank Ltd. (The)	54,600	387,446
J Front Retailing Co. Ltd.	54,600	786,158
J Trust Co. Ltd.	18,200	141,231
JAC Recruitment Co. Ltd.	18,200	279,359
Japan Airlines Co. Ltd.	18,200	574,720
Japan Communications Inc.[a]	54,600	85,718
Japan Display Inc.[a,b]	109,200	246,868
Japan Excellent Inc.	364	426,142
Japan Exchange Group Inc.	109,200	1,529,211
Japan Hotel REIT Investment Corp.	910	619,620
Japan Logistics Fund Inc.	182	388,426
Japan Post Bank Co. Ltd.	72,800	905,837

Security	Shares	Value
Japan Post Holdings Co. Ltd.	72,800	$901,918
Japan Prime Realty Investment Corp.	182	683,296
Japan Real Estate Investment Corp.	182	958,410
Japan Rental Housing Investments Inc.	364	261,563
Japan Retail Fund Investment Corp.	546	1,066,823
Japan Securities Finance Co. Ltd.	36,400	191,355
Japan Tobacco Inc.	182,000	6,050,884
JFE Holdings Inc.	91,000	1,551,498
Jimoto Holdings Inc.	54,600	96,984
JSP Corp.	18,200	424,509
JSR Corp.	36,400	664,846
JTEKT Corp.	36,400	572,760
JXTG Holdings Inc.	422,300	1,905,976
Kadokawa Dwango[a]	18,200	251,766
Kagome Co. Ltd.	36,400	991,065
Kajima Corp.	182,000	1,235,974
Kakaku.com Inc.	36,400	524,758
Kamei Corp.	36,400	400,998
Kansai Electric Power Co. Inc. (The)	127,400	1,722,363
Kansai Paint Co. Ltd.	54,600	1,208,871
Kao Corp.	91,000	5,019,001
Kawasaki Heavy Industries Ltd.	182,000	550,229
Kawasaki Kisen Kaisha Ltd.[a,b]	182,000	478,389
KDDI Corp.	323,100	8,566,628
Keikyu Corp.	182,000	2,088,257
Keio Corp.	182,000	1,456,392
Keiyo Co. Ltd.[b]	72,800	432,999
Kenedix Inc.	72,800	335,689
Kewpie Corp.	18,200	462,715
KEY Coffee Inc.	18,200	360,016
Keyence Corp.	18,200	7,314,614
Kikkoman Corp.	44,000	1,351,933
Kintetsu Group Holdings Co. Ltd.	364,000	1,329,039
Kirin Holdings Co. Ltd.	145,600	2,829,188
Kitz Corp.	36,400	254,705
Kiyo Bank Ltd. (The)	36,400	568,189
Kobe Steel Ltd.[a]	54,600	484,920
Koei Tecmo Holdings Co. Ltd.	18,200	368,996
Kohnan Shoji Co. Ltd.	18,200	351,526
Koito Manufacturing Co. Ltd.	18,200	938,818
Kokuyo Co. Ltd.	36,400	472,837
Komatsu Ltd.	163,800	4,367,216
Komori Corp.	18,200	240,501

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2017

Security	Shares	Value
Konami Holdings Corp.	18,200	$756,769
Konica Minolta Inc.	91,000	804,118
Konishi Co. Ltd.	36,400	464,674
Kubota Corp.	182,000	2,862,169
Kuraray Co. Ltd.	54,600	880,693
Kurita Water Industries Ltd.	18,200	469,572
Kuroda Electric Co. Ltd.	18,200	379,609
Kyocera Corp.	54,600	3,090,751
KYORIN Holdings Inc.	18,200	380,752
Kyowa Exeo Corp.	18,200	274,951
Kyushu Electric Power Co. Inc.	91,000	981,268
Kyushu Financial Group Inc.	72,800	453,245
Lawson Inc.	18,200	1,208,217
Leopalace21 Corp.	72,800	386,630
Lifull Co. Ltd.[b]	18,200	127,679
Lintec Corp.	18,200	400,671
LIXIL Group Corp.	54,600	1,363,163
M3 Inc.	36,400	930,327
Makita Corp.	36,400	1,298,017
Marubeni Corp.	323,100	1,989,556
Maruha Nichiro Corp.	18,200	520,023
Marui Group Co. Ltd.	54,600	747,462
Marusan Securities Co. Ltd.[b]	36,400	286,054
Matsuda Sangyo Co. Ltd.	18,200	243,766
Matsui Securities Co. Ltd.	18,200	148,252
Mazda Motor Corp.	109,200	1,600,725
McDonald's Holdings Co. Japan Ltd.	18,200	560,841
Mebuki Financial Group Inc.	192,990	756,586
Medipal Holdings Corp.	36,400	602,149
MEGMILK SNOW BRAND Co. Ltd.	18,200	542,881
MEIJI Holdings Co. Ltd.	18,200	1,544,559
Mie Bank Ltd. (The)	18,200	379,282
MINEBEA MITSUMI Inc.	54,600	789,097
Ministop Co. Ltd.	18,200	348,097
Miraca Holdings Inc.	18,200	839,221
Mirait Holdings Corp.	18,200	189,070
MISUMI Group Inc.	54,600	1,034,006
Mitsubishi Chemical Holdings Corp.	232,600	1,820,194
Mitsubishi Corp.	250,800	5,407,713
Mitsubishi Electric Corp.	345,800	4,820,788
Mitsubishi Estate Co. Ltd.	200,200	3,825,478
Mitsubishi Heavy Industries Ltd.	546,000	2,184,588
Mitsubishi Materials Corp.	18,200	541,249
Mitsubishi Motors Corp.	109,200	698,480
Mitsubishi Tanabe Pharma Corp.	54,600	1,107,968

Security	Shares	Value
Mitsubishi UFJ Financial Group Inc.	2,129,400	$13,547,775
Mitsubishi UFJ Lease & Finance Co. Ltd.	91,000	475,123
Mitsui & Co. Ltd.	286,900	4,048,566
Mitsui Chemicals Inc.	182,000	930,654
Mitsui Engineering & Shipbuilding Co. Ltd.	182,000	279,196
Mitsui Fudosan Co. Ltd.	161,000	3,537,898
Mitsui Mining & Smelting Co. Ltd.	182,000	613,905
Mitsui OSK Lines Ltd.	182,000	556,760
Mizuho Financial Group Inc.	3,881,000	7,088,648
Monex Group Inc.	91,000	227,765
MonotaRO Co. Ltd.	18,200	591,863
Mori Hills REIT Investment Corp.	364	472,838
MORI TRUST Sogo REIT Inc.	182	284,258
MOS Food Services Inc.	18,200	570,638
MS&AD Insurance Group Holdings Inc.	91,000	2,965,031
Murata Manufacturing Co. Ltd.	36,400	4,880,219
Nabtesco Corp.	36,400	1,031,883
Nagase & Co. Ltd.	18,200	263,685
Nagoya Railroad Co. Ltd.	182,000	835,956
NEC Corp.	396,000	984,049
NET One Systems Co. Ltd.	18,200	166,048
Neturen Co. Ltd.	36,400	300,422
Nexon Co. Ltd.	36,400	618,803
NGK Insulators Ltd.	36,400	777,504
NGK Spark Plug Co. Ltd.	36,400	787,301
NHK Spring Co. Ltd.	36,400	405,896
Nichi-Iko Pharmaceutical Co. Ltd.	18,200	282,298
Nichicon Corp.	36,400	345,811
NichiiGakkan Co. Ltd.	18,200	137,965
Nidec Corp.	36,400	3,337,293
Nihon Nohyaku Co. Ltd.	18,200	116,740
Nihon Parkerizing Co. Ltd.	36,400	467,286
Nihon Unisys Ltd.	36,400	510,064
Nikkiso Co. Ltd.	18,200	185,641
Nikkon Holdings Co. Ltd.	18,200	380,588
Nikon Corp.	72,800	1,038,414
Nintendo Co. Ltd.	18,900	4,755,096
Nippon Building Fund Inc.	182	968,207
Nippon Express Co. Ltd.	182,000	999,228
Nippon Light Metal Holdings Co. Ltd.	182,000	406,549
Nippon Paint Holdings Co. Ltd.	36,400	1,395,981

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2017

Security	Shares	Value
Nippon Paper Industries Co. Ltd.	18,200	$344,015
Nippon Parking Development Co. Ltd.	54,600	70,534
Nippon Prologis REIT Inc.	364	769,667
Nippon Sheet Glass Co. Ltd.[a]	36,400	283,115
Nippon Signal Co. Ltd.	36,400	348,750
Nippon Steel & Sumitomo Metal Corp.	127,400	2,869,272
Nippon Suisan Kaisha Ltd.	54,600	263,032
Nippon Telegraph & Telephone Corp.	127,400	5,450,530
Nippon Yusen KKa	364,000	731,461
Nipro Corp.	18,200	275,931
Nishi-Nippon Financial Holdings Inc.	36,400	346,791
Nishimatsuya Chain Co. Ltd.	36,400	386,956
Nissan Chemical Industries Ltd.	36,400	1,128,214
Nissan Motor Co. Ltd.	395,500	3,755,600
Nissan Shatai Co. Ltd.	18,200	171,110
Nisshin Seifun Group Inc.	36,700	562,665
Nisshin Steel Co. Ltd.	18,200	222,377
Nisshinbo Holdings Inc.	36,400	371,935
Nissin Electric Co. Ltd.	18,200	215,193
Nissin Foods Holdings Co. Ltd.	18,200	1,041,679
Nitori Holdings Co. Ltd.	18,200	2,369,086
Nitto Denko Corp.	36,400	2,739,388
Nitto Kohki Co. Ltd.	18,200	424,346
NOK Corp.	18,200	432,836
Nomura Holdings Inc.	583,900	3,504,343
Nomura Real Estate Holdings Inc.	18,200	307,442
Nomura Real Estate Master Fund Inc.	728	1,049,516
Nomura Research Institute Ltd.	21,070	733,395
North Pacific Bank Ltd.	91,000	346,954
NSD Co. Ltd.	36,400	593,006
NSK Ltd.	72,800	992,698
NTT Data Corp.	18,200	844,119
NTT DOCOMO Inc.	250,700	6,045,408
NTT Urban Development Corp.	18,200	164,089
Obayashi Corp.	145,600	1,411,982
Obic Co. Ltd.	18,200	982,901
Odakyu Electric Railway Co. Ltd.	72,800	1,411,982
Oji Holdings Corp.	182,000	880,039
Okabe Co. Ltd.	18,200	163,109
Oki Electric Industry Co. Ltd.	18,200	271,686
Olympus Corp.	54,600	2,101,319

Security	Shares	Value
Omron Corp.	36,400	$1,523,334
Ono Pharmaceutical Co. Ltd.	72,800	1,500,149
Orient Corp.	182,000	324,913
Oriental Land Co. Ltd./Japan	36,400	2,089,890
ORIX Corp.	232,600	3,549,409
Orix JREIT Inc.	546	865,998
Osaka Gas Co. Ltd.	364,000	1,362,673
OSG Corp.[b]	18,200	374,711
OSJB Holdings Corp.	145,600	343,526
Otsuka Holdings Co. Ltd.	72,800	3,348,395
PALTAC Corp.	18,200	537,167
Panasonic Corp.	377,400	4,504,626
Park24 Co. Ltd.	18,200	469,409
PC Depot Corp.[b]	20,880	105,084
Penta-Ocean Construction Co. Ltd.	72,800	368,343
Pigeon Corp.	36,400	1,126,581
Pioneer Corp.[a]	91,000	164,089
Proto Corp.[b]	18,200	238,378
Rakuten Inc.	163,800	1,676,647
Recruit Holdings Co. Ltd.	54,600	2,757,675
Relia Inc.	18,200	179,763
Resona Holdings Inc.	377,400	2,098,435
Resorttrust Inc.	18,200	313,157
Ricoh Co. Ltd.	127,400	1,060,619
Ringer Hut Co. Ltd.	18,200	373,078
Rohm Co. Ltd.	18,200	1,276,792
Rohto Pharmaceutical Co. Ltd.	36,400	678,888
Round One Corp.	36,400	310,871
Royal Holdings Co. Ltd.	18,200	356,751
Saizeriya Co. Ltd.	18,200	511,043
Sakata Seed Corp.	18,200	573,903
Sanrio Co. Ltd.	12,600	230,252
Santen Pharmaceutical Co. Ltd.	91,000	1,279,241
Sanwa Holdings Corp.	54,600	550,065
SBI Holdings Inc./Japan	36,400	504,512
Secom Co. Ltd.	36,400	2,640,445
Sega Sammy Holdings Inc.	36,400	488,838
Seibu Holdings Inc.	36,400	635,457
Seikagaku Corp.	18,200	290,299
Seiko Epson Corp.	54,600	1,116,785
Seino Holdings Co. Ltd.	36,400	421,570
Sekisui Chemical Co. Ltd.	91,000	1,526,599
Sekisui House Ltd.	109,200	1,811,836
Sekisui House Reit Inc.	182	232,337

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2017

Security	Shares	Value
Sekisui House SI Residential Investment Corp.	364	$384,017
Sekisui Plastics Co. Ltd.	72,800	531,616
Senshu Ikeda Holdings Inc.	109,200	460,429
Seven & I Holdings Co. Ltd.	127,400	5,383,099
Seven Bank Ltd.	127,400	427,448
Sharp Corp./Japan[a,b]	364,000	1,312,712
Shikoku Electric Power Co. Inc.	36,400	437,244
Shimachu Co. Ltd.	18,200	420,754
Shimano Inc.	18,200	2,780,533
Shimizu Corp.	182,000	1,745,384
Shin-Etsu Chemical Co. Ltd.	72,800	6,324,529
Shin-Etsu Polymer Co. Ltd.	54,600	412,427
Shinko Electric Industries Co. Ltd.	36,400	259,930
Shinko Plantech Co. Ltd.	36,400	272,012
Shinsei Bank Ltd.	364,000	679,214
Shionogi & Co. Ltd.	54,600	2,808,126
Shiseido Co. Ltd.	72,800	1,969,721
Shizuoka Bank Ltd. (The)	182,000	1,534,763
Showa Corp.[a]	18,200	155,109
Showa Denko KKa	36,400	694,888
Showa Shell Sekiyu KK	36,400	351,689
SKY Perfect JSAT Holdings Inc.	54,600	250,297
SMC Corp./Japan	18,200	5,125,128
Sodick Co. Ltd.	18,200	177,314
SoftBank Group Corp.	145,600	11,026,780
Sohgo Security Services Co. Ltd.	18,200	794,321
Sojitz Corp.	268,800	682,429
Sompo Holdings Inc.	54,600	2,060,174
Sony Corp.	214,500	7,233,386
Sony Financial Holdings Inc.	36,400	604,762
Square Enix Holdings Co. Ltd.	18,200	524,105
Stanley Electric Co. Ltd.	36,400	1,064,538
Star Micronics Co. Ltd.	18,200	304,503
Start Today Co. Ltd.	54,600	1,165,767
Subaru Corp.	109,200	4,126,226
Sumco Corp.	36,400	636,437
Sumitomo Chemical Co. Ltd.	364,000	2,053,970
Sumitomo Corp.	182,000	2,430,313
Sumitomo Dainippon Pharma Co. Ltd.	54,600	895,387
Sumitomo Electric Industries Ltd.	127,400	2,076,093
Sumitomo Forestry Co. Ltd.	36,400	556,760
Sumitomo Heavy Industries Ltd.	182,000	1,268,628

Security	Shares	Value
Sumitomo Metal Mining Co. Ltd.	182,000	$2,467,866
Sumitomo Mitsui Construction Co. Ltd.	232,800	252,703
Sumitomo Mitsui Financial Group Inc.	214,500	7,935,749
Sumitomo Mitsui Trust Holdings Inc.	54,600	1,869,635
Sumitomo Realty & Development Co. Ltd.	50,000	1,348,345
Sumitomo Rubber Industries Ltd.	36,400	654,397
Suntory Beverage & Food Ltd.	18,200	813,914
Suruga Bank Ltd.	54,600	1,140,786
Suzuken Co. Ltd./Aichi Japan	18,200	601,660
Suzuki Motor Corp.	72,800	3,038,177
Sysmex Corp.	18,200	1,106,988
T&D Holdings Inc.	109,200	1,619,828
Taiheiyo Cement Corp.	182,000	605,741
Taisei Corp.	182,000	1,387,817
Taiyo Nippon Sanso Corp.	36,400	434,632
Taiyo Yuden Co. Ltd.	36,400	443,775
Takara Bio Inc.	18,200	250,297
Takasago Thermal Engineering Co. Ltd.	18,200	281,809
Takeda Pharmaceutical Co. Ltd.	127,400	6,105,417
Takeuchi Manufacturing Co. Ltd.	18,200	322,790
Tatsuta Electric Wire and Cable Co. Ltd.	36,400	179,273
TDK Corp.	18,200	1,126,581
Teijin Ltd.	36,400	705,011
Temp Holdings Co. Ltd.	36,400	685,092
Terumo Corp.	72,800	2,654,813
THK Co. Ltd.	18,200	468,756
TIS Inc.	18,200	458,633
Tobu Railway Co. Ltd.	182,000	922,490
Tocalo Co. Ltd.	18,200	490,634
Toho Co. Ltd./Tokyo	36,400	1,043,312
Toho Holdings Co. Ltd.	18,200	395,120
Tohoku Electric Power Co. Inc.	91,000	1,213,116
Tokai Rika Co. Ltd.	18,200	338,138
Tokai Tokyo Financial Holdings Inc.	36,400	184,172
Tokio Marine Holdings Inc.	127,400	5,362,526
Tokyo Broadcasting System Holdings Inc.	18,200	322,953
Tokyo Electric Power Co. Holdings Inc.[a]	268,800	1,044,141

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2017

Security	Shares	Value
Tokyo Electron Ltd.	36,400	$4,233,659
Tokyo Gas Co. Ltd.	364,000	1,689,872
Tokyo Seimitsu Co. Ltd.	18,200	564,107
Tokyo Steel Manufacturing Co. Ltd.	36,400	271,359
Tokyo Tatemono Co. Ltd.	44,600	608,564
Tokyu Construction Co. Ltd.	36,400	296,830
Tokyu Corp.	182,000	1,302,916
Tokyu Fudosan Holdings Corp.	91,000	496,349
TOKYU REIT Inc.	182	225,806
TOMONY Holdings Inc.	91,000	483,287
Topcon Corp.	18,200	321,157
Toppan Forms Co. Ltd.	18,200	183,518
Toppan Printing Co. Ltd.	182,000	1,830,286
Topre Corp.	18,200	484,756
Topy Industries Ltd.	18,200	495,532
Toray Industries Inc.	182,000	1,610,031
Toshiba Corp.[a,b]	728,000	1,472,066
Tosoh Corp.	182,000	1,709,464
TOTO Ltd.	18,200	694,725
Towa Bank Ltd. (The)	546,000	568,189
Toyo Construction Co. Ltd.	54,600	196,417
Toyo Seikan Group Holdings Ltd.	36,400	609,007
Toyo Suisan Kaisha Ltd.	18,200	682,480
Toyo Tire & Rubber Co. Ltd.	18,200	319,361
Toyobo Co. Ltd.	182,000	321,647
Toyoda Gosei Co. Ltd.	18,200	482,797
Toyota Boshoku Corp.	18,200	384,507
Toyota Industries Corp.	36,400	1,809,061
Toyota Motor Corp.	449,700	24,346,815
Toyota Tsusho Corp.	36,400	1,147,807
Trend Micro Inc./Japan	18,200	800,036
TS Tech Co. Ltd.	18,200	477,246
TSI Holdings Co. Ltd.	36,400	242,950
Tsukuba Bank Ltd.	127,400	366,874
Tsukui Corp.	36,400	206,377
Tsumura & Co.	18,200	588,598
Ube Industries Ltd.	182,000	422,876
Unicharm Corp.	72,800	1,768,896
United Super Markets Holdings Inc.	36,400	353,975
United Urban Investment Corp.	546	825,343
Ushio Inc.	36,400	457,163
USS Co. Ltd.	36,400	643,294
VT Holdings Co. Ltd.	36,400	185,151
Wacom Co. Ltd.	54,600	202,295

Security	Shares	Value
Wakita & Co. Ltd.	18,200	$209,805
West Japan Railway Co.	36,400	2,430,803
Yahoo Japan Corp.	286,900	1,227,696
Yakult Honsha Co. Ltd.	18,200	1,035,148
Yamada Denki Co. Ltd.	145,600	764,116
Yamaha Corp.	36,400	1,009,025
Yamaha Motor Co. Ltd.	54,600	1,293,609
Yamato Holdings Co. Ltd.	72,800	1,572,968
Yaskawa Electric Corp.	54,600	1,042,822
Yokogawa Electric Corp.	54,600	842,977
Yokohama Rubber Co. Ltd. (The)	18,200	356,751
Yoshinoya Holdings Co. Ltd.	18,200	297,319
Zensho Holdings Co. Ltd.	36,400	623,048

		633,571,023
NEW ZEALAND — 0.80%
a2 Milk Co. Ltd.[a,b]	122,212	283,598
Air New Zealand Ltd.	100,100	175,245
Argosy Property Ltd.	159,726	110,756
Auckland International Airport Ltd.	160,986	762,622
Chorus Ltd.	101,144	311,787
Contact Energy Ltd.	121,497	434,586
Fisher & Paykel Healthcare Corp. Ltd.	115,343	797,431
Fletcher Building Ltd.	105,415	618,786
Freightways Ltd.	32,430	166,763
Goodman Property Trust	181,738	152,222
Infratil Ltd.	103,844	210,318
Kiwi Property Group Ltd.	163,660	160,114
Mercury NZ Ltd.	122,256	269,851
Meridian Energy Ltd.	110,314	209,789
Metlifecare Ltd.	44,902	179,108
New Zealand Refining Co. Ltd. (The)	42,300	67,956
Orion Health Group Ltd.[a]	6,127	5,889
Precinct Properties New Zealand Ltd.	165,856	137,211
Ryman Healthcare Ltd.	63,882	378,496
Sky Network Television Ltd.	69,794	184,960
SKYCITY Entertainment Group Ltd.	109,298	327,168
Spark New Zealand Ltd.	308,521	782,657
Summerset Group Holdings Ltd.	54,262	193,719
Trade Me Group Ltd.	91,616	333,365
Xero Ltd.[a,b]	11,032	164,735
Z Energy Ltd.	59,381	303,722

		7,722,854

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2017

Security	Shares	Value
SINGAPORE — 3.58%
Ascendas Hospitality Trust	349,900	$195,265
Ascendas India Trust[b]	349,900	287,891
Ascendas REIT	364,458	667,534
Ascott Residence Trust[b]	233,430	182,876
Asian Pay Television Trust	637,000	234,711
Boustead Singapore Ltd.	91,000	57,945
Cache Logistics Trust	182,000	112,635
Cambridge Industrial Trust	349,900	146,449
CapitaLand Commercial Trust	349,900	406,802
CapitaLand Ltd.	349,900	941,278
CapitaLand Mall Trust	349,900	493,169
CapitaLand Retail China Trust[b]	182,000	207,040
CDL Hospitality Trusts[b]	182,000	201,832
City Developments Ltd.	54,600	421,502
ComfortDelGro Corp. Ltd.	349,900	685,931
COSCO Shipping International Singapore Co. Ltd.[a,b]	306,200	62,436
DBS Group Holdings Ltd.	297,100	4,113,104
Ezion Holdings Ltd.[a,b]	530,940	113,960
Far East Hospitality Trust	349,900	150,204
First REIT	236,600	228,525
First Resources Ltd.	182,000	244,151
Frasers Centrepoint Trust	182,000	274,751
Frasers Commercial Trust	182,000	174,487
Genting Singapore PLC	1,067,200	851,347
GL Ltd.[b]	349,900	194,013
Global Logistic Properties Ltd.	439,400	905,396
Golden Agri-Resources Ltd.	1,175,200	302,692
Hutchison Port Holdings Trust	837,200	339,066
Hyflux Ltd.	273,000	108,403
Indofood Agri Resources Ltd.	182,000	63,805
Jardine Cycle & Carriage Ltd.	18,200	615,000
Keppel Corp. Ltd.	218,400	1,017,231
Keppel REIT[b]	182,000	138,027
Lippo Malls Indonesia Retail Trust	709,900	215,860
Mapletree Commercial Trust	209,787	239,401
Mapletree Greater China Commercial Trust	349,900	267,864
Mapletree Industrial Trust	236,600	303,008
Mapletree Logistics Trust	182,000	147,142
Noble Group Ltd.[a]	1,827,900	187,014
OUE Hospitality Trust	349,900	180,245

Security	Shares	Value
Oversea-Chinese Banking Corp. Ltd.	486,075	$3,408,124
Raffles Medical Group Ltd.[b]	232,600	232,983
Sabana Shari'ah Compliant Industrial REIT	665,880	216,767
SATS Ltd.	171,400	624,187
SembCorp Industries Ltd.	182,000	394,548
Sembcorp Marine Ltd.[b]	236,600	275,923
SIIC Environment Holdings Ltd.[a,b]	408,620	154,946
Silverlake Axis Ltd.	414,800	167,677
Singapore Airlines Ltd.	72,800	533,877
Singapore Exchange Ltd.	127,400	674,508
Singapore Post Ltd.[b]	341,200	336,879
Singapore Press Holdings Ltd.[b]	169,800	421,554
Singapore Technologies Engineering Ltd.	341,200	925,197
Singapore Telecommunications Ltd.	1,282,400	3,431,477
Soilbuild Business Space REIT[b]	537,660	255,809
Starhill Global REIT	349,900	192,762
StarHub Ltd.[b]	100,200	200,013
Suntec REIT	349,900	443,102
United Overseas Bank Ltd.[b]	194,900	3,039,865
UOL Group Ltd.	18,200	94,275
Wilmar International Ltd.	286,900	728,694
Wing Tai Holdings Ltd.[b]	145,600	196,883
Yangzijiang Shipbuilding Holdings Ltd.	414,000	340,631
Yanlord Land Group Ltd.	182,000	242,849
Yoma Strategic Holdings Ltd.[b]	432,633	179,529

		34,393,051

TOTAL COMMON STOCKS (Cost: $905,291,211)		954,555,488

SHORT-TERM INVESTMENTS — 1.35%

MONEY MARKET FUNDS — 1.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	12,910,370	12,915,535
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	75,903	75,903

		12,991,438

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2017

Security	Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $12,988,992)	$12,991,438

TOTAL INVESTMENTS IN SECURITIES — 100.57% (Cost: $918,280,203)[g]	967,546,926
Other Assets, Less Liabilities — (0.57)%	(5,438,364)

NET ASSETS — 100.00%	$962,108,562

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $926,910,527. Net unrealized appreciation was $40,636,399, of which $85,165,892 represented gross unrealized appreciation on securities and $44,529,493 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund's website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund's investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$954,198,448	$357,034	$6	$954,555,488
Money market funds	12,991,438	—	—	12,991,438

Total	$967,189,886	$357,034	$6	$967,546,926

92

Consolidated Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 97.91%

AUSTRALIA — 5.05%
Adelaide Brighton Ltd.	138,628	$613,744
AGL Energy Ltd.	181,963	3,641,527
ALS Ltd.	140,468	656,556
Alumina Ltd.	637,235	876,863
Amcor Ltd./Australia	299,837	3,522,701
AMP Ltd.	733,816	2,941,483
Ansell Ltd.	38,901	692,392
APA Group	288,239	1,974,525
ARB Corp. Ltd.	50,634	586,554
Ardent Leisure Group	189,266	287,331
Aristocrat Leisure Ltd.	149,563	2,196,747
ASX Ltd.	47,148	1,788,368
Aurizon Holdings Ltd.	516,900	1,990,802
AusNet Services	479,292	627,267
Australia & New Zealand Banking Group Ltd.	745,182	18,256,629
Automotive Holdings Group Ltd.	147,553	411,596
Aveo Group	224,965	529,956
Bank of Queensland Ltd.	94,107	842,423
Beach Energy Ltd.	535,988	294,616
Bendigo & Adelaide Bank Ltd.	126,075	1,161,593
BHP Billiton Ltd.	828,594	14,698,426
Blackmores Ltd.[a]	4,165	332,068
BlueScope Steel Ltd.	158,786	1,389,352
Boral Ltd.	300,172	1,382,819
Brambles Ltd.	409,074	3,163,274
BT Investment Management Ltd.	56,822	507,382
BWP Trust	278,876	608,987
Cabcharge Australia Ltd.	250,662	493,013
Caltex Australia Ltd.	68,849	1,537,968
carsales.com Ltd.	70,622	620,044
Challenger Ltd./Australia	152,658	1,509,265
Charter Hall Group	161,021	682,779
Charter Hall Retail REIT	136,633	456,749
CIMIC Group Ltd.	27,303	756,099
Cleanaway Waste Management Ltd.	542,487	515,237
Coca-Cola Amatil Ltd.	149,820	1,049,841
Cochlear Ltd.	15,827	1,655,650
Commonwealth Bank of Australia	435,136	28,441,389
Computershare Ltd.	124,102	1,368,014
Crown Resorts Ltd.	92,111	861,065
CSL Ltd.	118,555	11,752,059

Security	Shares	Value
CSR Ltd.	182,289	$667,991
Dexus Property Group	243,940	1,860,791
Domino's Pizza Enterprises Ltd.	19,074	871,845
Downer EDI Ltd.	182,288	801,585
DUET Group	653,949	1,476,948
DuluxGroup Ltd.	159,006	805,038
Evolution Mining Ltd.	346,924	594,134
Fairfax Media Ltd.	805,812	638,784
FlexiGroup Ltd./Australia	187,179	326,158
Flight Centre Travel Group Ltd.[a]	17,630	414,655
Fortescue Metals Group Ltd.	417,127	1,656,446
G8 Education Ltd.	145,374	402,256
Galaxy Resources Ltd.[a,b]	705,086	224,102
Goodman Group	468,421	2,841,002
GPT Group (The)	446,008	1,751,122
GrainCorp Ltd. Class A	79,966	533,439
GUD Holdings Ltd.	51,056	474,987
GWA Group Ltd.	125,335	292,443
Harvey Norman Holdings Ltd.	177,844	557,272
Healthscope Ltd.	459,576	759,563
Iluka Resources Ltd.	118,831	746,489
Incitec Pivot Ltd.	444,076	1,258,667
Independence Group NL	161,046	392,629
Insurance Australia Group Ltd.	624,490	2,900,223
Investa Office Fund	180,347	640,644
Invocare Ltd.	58,014	632,998
IOOF Holdings Ltd.	87,194	575,135
Iress Ltd.	52,194	485,964
James Hardie Industries PLC	114,409	1,939,662
JB Hi-Fi Ltd.	36,490	673,766
Karoon Gas Australia Ltd.[a,b]	158,245	175,148
LendLease Group	141,245	1,693,250
Macquarie Atlas Roads Group	165,961	662,768
Macquarie Group Ltd.	77,904	5,418,225
Magellan Financial Group Ltd.	40,312	710,874
Mayne Pharma Group Ltd.[a,b]	479,238	482,045
McMillan Shakespeare Ltd.	34,166	345,706
Medibank Pvt Ltd.	736,029	1,601,778
Metcash Ltd.[b]	311,813	501,357
Mineral Resources Ltd.	45,919	367,100
Mirvac Group	918,477	1,559,224
Monadelphous Group Ltd.	34,027	317,834
Myer Holdings Ltd.	402,363	334,007
National Australia Bank Ltd.	676,355	17,197,605
Navitas Ltd.	136,541	468,695

93

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Newcrest Mining Ltd.	204,457	$3,235,430
Northern Star Resources Ltd.	96,982	310,420
Nufarm Ltd./Australia	71,464	543,529
Oil Search Ltd.	373,204	2,015,106
Orica Ltd.	98,724	1,368,083
Origin Energy Ltd.[b]	456,805	2,452,842
Orora Ltd.	386,799	870,695
OZ Minerals Ltd.	86,645	458,766
Perpetual Ltd.	17,431	688,028
Pilbara Minerals Ltd.[a,b]	724,963	184,336
Platinum Asset Management Ltd.	109,857	382,849
Premier Investments Ltd.	42,467	416,677
Primary Health Care Ltd.	148,470	376,403
Qantas Airways Ltd.	183,646	582,320
QBE Insurance Group Ltd.	362,911	3,492,955
Qube Holdings Ltd.	290,817	571,992
Ramsay Health Care Ltd.	37,719	2,022,524
REA Group Ltd.	15,738	723,716
Regis Resources Ltd.	174,441	426,590
Resolute Mining Ltd.	180,780	164,263
Rio Tinto Ltd.	110,240	4,982,852
Sandfire Resources NL	92,138	398,962
Santos Ltd.[b]	464,435	1,208,700
Scentre Group	1,378,947	4,444,667
Seek Ltd.	92,832	1,182,992
Seven West Media Ltd.	427,355	236,502
Shopping Centres Australasia Property Group	369,024	637,501
Sigma Pharmaceuticals Ltd.	477,142	446,038
Sims Metal Management Ltd.	56,619	520,813
Sirtex Medical Ltd.	30,062	349,368
Sonic Healthcare Ltd.	98,139	1,621,256
South32 Ltd.	1,410,336	2,932,120
Southern Cross Media Group Ltd.	419,395	404,601
Spark Infrastructure Group	460,611	857,725
Spotless Group Holdings Ltd.	406,006	327,922
St. Barbara Ltd.[b]	193,374	390,460
Star Entertainment Grp Ltd. (The)	213,590	889,714
Stockland	608,409	2,206,743
Suncorp Group Ltd.	319,307	3,295,353
Super Retail Group Ltd.	55,189	390,031
Sydney Airport	274,833	1,416,128
Tabcorp Holdings Ltd.	227,724	808,941
Tatts Group Ltd.	383,271	1,232,505
Telstra Corp. Ltd.	1,027,462	3,242,594

Security	Shares	Value
TPG Telecom Ltd.[a]	120,965	$533,736
Transurban Group	547,157	4,992,133
Treasury Wine Estates Ltd.	195,518	1,754,617
Vicinity Centres	820,477	1,767,149
Virtus Health Ltd.	114,274	497,376
Vocus Group Ltd.	162,846	410,413
Wesfarmers Ltd.	286,697	9,219,470
Western Areas Ltd.[a,b]	146,386	243,034
Westfield Corp.	479,149	3,253,650
Westpac Banking Corp.	847,431	22,219,312
Whitehaven Coal Ltd.[b]	170,170	348,697
Woodside Petroleum Ltd.	194,229	4,674,277
Woolworths Ltd.	331,518	6,664,242
WorleyParsons Ltd.[b]	57,090	483,304

		290,480,929
AUSTRIA — 0.22%
Andritz AG	18,556	1,025,887
BUWOG AG	24,985	674,472
CA Immobilien Anlagen AG	21,237	465,180
Erste Group Bank AG	76,619	2,738,312
IMMOFINANZ AGa	169,555	352,656
Lenzing AG	3,254	606,637
Oesterreichische Post AG	9,800	415,930
OMV AG	40,924	1,883,951
Raiffeisen Bank International AGb	32,224	734,440
RHI AG	13,711	399,393
S IMMO AG	33,714	440,554
Schoeller-Bleckmann Oilfield Equipment AG	4,465	311,859
Semperit AG Holding[a]	12,217	325,941
UNIQA Insurance Group AG	36,798	307,105
Voestalpine AG	27,461	1,146,955
Wienerberger AG	33,193	777,128

		12,606,400
BELGIUM — 0.91%
Ablynx NVa,b	38,130	448,434
Ackermans & van Haaren NV	6,498	1,062,814
Ageas	45,543	1,864,736
AGFA-Gevaert NVb	87,767	445,183
Anheuser-Busch InBev SA/NV	193,804	21,821,828
Barco NV	7,706	758,671
Befimmo SA	12,995	757,781
Bekaert SA	11,535	580,634
bpost SA	22,489	538,767
Cie. d'Entreprises CFE	2,815	410,456

94

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Cofinimmo SA	5,881	$711,497
Colruyt SA	16,157	829,477
D'ieteren SA/NV	7,919	386,155
Elia System Operator SA/NV	10,829	574,282
Euronav NV	46,469	368,487
EVS Broadcast Equipment SA	15,276	614,572
Galapagos NVb	12,069	1,057,448
Gimv NV	15,856	966,918
Groupe Bruxelles Lambert SA	14,230	1,363,781
Ion Beam Applications	10,940	648,788
KBC Group NV	63,166	4,559,043
Kinepolis Group NV	12,665	730,814
Nyrstar NVa,b	45,907	259,900
Ontex Group NV	26,124	871,354
Orange Belgium SAb	26,459	551,760
Proximus SADP	31,481	962,788
Solvay SA	16,871	2,144,893
Telenet Group Holding NVa,b	14,043	852,689
Tessenderlo Chemie NVb	10,518	431,342
UCB SA	32,691	2,547,454
Umicore SA	24,775	1,450,107
Warehouses De Pauw CVA	8,014	766,566

		52,339,419
BRAZIL — 0.99%
Aliansce Shopping Centers SA	65,200	307,166
Ambev SA	1,202,300	6,863,198
Banco Bradesco SA	217,894	2,217,222
Banco do Brasil SA	228,100	2,342,468
Banco Santander Brasil SA Units	124,400	1,066,352
BB Seguridade Participacoes SA	190,200	1,777,253
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	546,640	3,248,600
BR Malls Participacoes SAb	165,920	728,766
BRF SA	162,300	2,018,856
CCR SA	310,900	1,720,311
Centrais Eletricas Brasileiras SAb	67,200	379,402
Cia. de Saneamento Basico do Estado de Sao Paulo	98,100	897,645
Cia. Hering	65,600	451,579
Cia. Siderurgica Nacional SAb	164,400	398,306
Cielo SA	325,972	2,455,898
Cosan SA Industria e Comercio	45,600	529,016
CPFL Energia SA	51,870	421,602
Cyrela Brazil Realty SA Empreendimentos e Participacoes	83,800	345,805

Security	Shares	Value
Duratex SA	118,919	$331,983
EDP — Energias do Brasil SA	113,000	474,072
Embraer SA	188,500	905,139
Engie Brasil Energia SA	44,000	467,675
Equatorial Energia SA	62,528	1,123,776
Estacio Participacoes SA	88,000	490,509
Even Construtora e Incorporadora SA	259,300	359,914
Fibria Celulose SA	72,200	663,586
Hypermarcas SA	91,600	860,790
Iochpe Maxion SA	55,545	290,158
Itausa-Investimentos Itau SAb	13,533	41,672
JBS SA	187,800	602,947
JSL SAb	73,600	161,981
Klabin SA Units	157,100	775,972
Kroton Educacional SA	338,908	1,583,930
Light SA	39,000	266,397
Localiza Rent A Car SA	48,825	721,965
Lojas Renner SA	172,400	1,594,220
M. Dias Branco SA	36,300	552,988
MRV Engenharia e Participacoes SA	96,700	481,868
Multiplan Empreendimentos Imobiliarios SA	23,494	497,231
Multiplus SA	23,700	289,545
Natura Cosmeticos SA	49,100	464,323
Odontoprev SA	104,100	372,623
Petroleo Brasileiro SAb	760,500	3,414,024
Porto Seguro SA	44,400	398,639
Qualicorp SA	77,600	548,256
Raia Drogasil SA	67,900	1,431,742
Rumo SAb	226,300	617,606
Sao Martinho SA	65,500	364,480
Sul America SA	80,552	422,805
TIM Participacoes SA	222,100	712,375
TOTVS SA	46,300	402,382
Ultrapar Participacoes SA	96,100	2,115,594
Vale SA	336,500	2,889,726
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	44,100	309,505
WEG SA	155,360	859,657

		57,031,500
CANADA — 6.61%
Advantage Oil & Gas Ltd.[b]	73,530	461,949

95

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Aecon Group Inc.	25,903	$306,714
AGF Management Ltd. Class B	101,474	506,145
Agnico Eagle Mines Ltd.	64,338	3,070,324
Agrium Inc.	34,344	3,218,133
Aimia Inc.	51,241	342,531
Alacer Gold Corp.[b]	169,850	268,322
Alamos Gold Inc. Class Aa	85,890	613,724
Alaris Royalty Corp.	23,693	377,237
Algonquin Power & Utilities Corp.	61,831	584,711
Alimentation Couche-Tard Inc. Class B	109,379	5,022,170
Allied Properties REIT	18,244	488,757
AltaGas Ltd.	39,515	884,052
Amaya Inc.[a,b]	35,779	634,565
ARC Resources Ltd.	92,238	1,208,882
Atco Ltd./Canada Class I	26,162	950,389
ATS Automation Tooling Systems Inc.[b]	36,611	348,625
AutoCanada Inc.	17,358	298,081
Avigilon Corp.[a,b]	27,639	325,450
B2Gold Corp.[b]	265,494	666,017
Badger Daylighting Ltd.[a]	17,559	417,111
Bank of Montreal	163,183	11,536,070
Bank of Nova Scotia (The)	308,376	17,113,707
Barrick Gold Corp.	305,782	5,103,449
BCE Inc.	33,188	1,508,545
Birchcliff Energy Ltd.	61,675	316,201
Bird Construction Inc.	56,720	395,335
BlackBerry Ltd.[a,b]	121,921	1,136,907
Boardwalk REIT[a]	8,039	270,750
Bombardier Inc. Class Bb	507,837	783,688
Bonterra Energy Corp.	21,008	297,458
Brookfield Asset Management Inc. Class A	226,762	8,368,617
CAE Inc.	73,265	1,117,220
Cameco Corp.	104,734	1,002,683
Canadian Apartment Properties REIT	20,630	511,035
Canadian Energy Services & Technology Corp.	74,869	353,182
Canadian Imperial Bank of Commerce	99,697	8,038,905
Canadian National Railway Co.	196,665	14,192,157
Canadian Natural Resources Ltd.	286,320	9,104,947
Canadian Pacific Railway Ltd.	35,555	5,438,955

Security	Shares	Value
Canadian REIT	14,540	$525,112
Canadian Tire Corp. Ltd. Class A	17,280	2,105,498
Canadian Utilities Ltd. Class A	36,656	1,054,936
Canadian Western Bank[a]	26,806	526,004
Canfor Corp.[b]	23,872	357,914
Canopy Growth Corp.[a,b]	44,540	297,411
Canyon Services Group Inc.[b]	60,190	278,653
Capital Power Corp.	27,321	497,145
CCL Industries Inc. Class B	7,487	1,730,339
Celestica Inc.[b]	36,629	521,052
Cenovus Energy Inc.	260,541	2,593,405
Centerra Gold Inc.	58,243	300,309
CGI Group Inc. Class Ab	55,430	2,670,759
China Gold International Resources Corp. Ltd.[a,b]	93,170	138,327
CI Financial Corp.	61,271	1,196,472
Cineplex Inc.	21,808	856,976
Cogeco Communications Inc.	6,343	362,358
Colliers International Group Inc.	10,829	529,372
Constellation Software Inc./Canada	5,274	2,408,189
Corus Entertainment Inc. Class B	31,531	309,014
Cott Corp.	41,640	546,957
Crescent Point Energy Corp.	132,157	1,305,815
Crew Energy Inc.[b]	94,350	283,609
Denison Mines Corp.[a,b]	206,586	105,763
Descartes Systems Group Inc. (The)[b]	30,798	709,528
Detour Gold Corp.[b]	51,296	647,156
DH Corp.	31,412	583,303
Dollarama Inc.	29,952	2,617,761
Dominion Diamond Corp.	23,404	283,970
Dorel Industries Inc. Class B	14,126	338,867
Dream Unlimited Corp. Class Ab	71,422	344,756
Dundee Corp. Class Ab	62,803	144,686
ECN Capital Corp.	134,875	366,953
Eldorado Gold Corp.	179,386	654,674
Element Fleet Management Corp.	100,170	878,401
Empire Co. Ltd. Class A	44,641	686,609
Enbridge Inc.	419,218	17,347,586
Enbridge Income Fund Holdings Inc.	32,363	792,921
Encana Corp.	255,092	2,725,733
EnerCare Inc.	45,821	726,541
Enerflex Ltd.	31,267	439,974

96

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Enerplus Corp.	67,826	$488,617
Extendicare Inc.	59,375	433,816
Fairfax Financial Holdings Ltd.	6,302	2,876,068
Finning International Inc.	45,747	868,567
First Capital Realty Inc.	42,577	617,807
First Majestic Silver Corp.[a,b]	49,820	404,448
First Quantum Minerals Ltd.	175,198	1,667,027
FirstService Corp.	12,052	748,788
Fortis Inc./Canada	104,571	3,397,238
Fortuna Silver Mines Inc.[b]	73,212	335,727
Franco-Nevada Corp.	46,756	3,174,744
Freehold Royalties Ltd.	33,633	333,550
Genworth MI Canada Inc.[a]	13,208	327,471
George Weston Ltd.	13,582	1,217,741
Gibson Energy Inc.	42,552	576,053
Gildan Activewear Inc.	56,925	1,593,300
Goldcorp Inc.	220,849	3,072,148
Great-West Lifeco Inc.	78,138	2,098,462
H&R REIT	36,033	610,345
Home Capital Group Inc.[a]	52,168	306,758
HudBay Minerals Inc.	63,059	375,873
Hudson's Bay Co.[a]	25,650	234,120
Husky Energy Inc.[b]	88,960	1,025,386
Hydro One Ltd.[c]	46,189	812,099
IAMGOLD Corp.[b]	127,301	525,106
IGM Financial Inc.	22,397	671,763
Imperial Oil Ltd.	76,366	2,217,870
Industrial Alliance Insurance & Financial Services Inc.	30,379	1,279,548
Innergex Renewable Energy Inc.	54,885	559,568
Intact Financial Corp.	35,004	2,393,933
Inter Pipeline Ltd.	88,705	1,804,202
Interfor Corp.[b]	24,537	361,783
International Petroleum Corp./Sweden[b]	16,671	60,623
Ivanhoe Mines Ltd. Class Aa,b	170,346	596,765
Jean Coutu Group PJC Inc. (The) Class A	22,792	372,393
Keyera Corp.	47,872	1,322,756
Killam Apartment REIT	79,412	746,321
Kinross Gold Corp.[b]	322,759	1,121,265
Labrador Iron Ore Royalty Corp.	24,758	321,041
Laurentian Bank of Canada	13,912	568,161
Linamar Corp.	13,593	577,004
Loblaw Companies Ltd.	56,296	3,154,272
Lucara Diamond Corp.	95,032	218,936

Security	Shares	Value
Lundin Mining Corp.	166,248	$885,165
MacDonald Dettwiler & Associates Ltd.	12,482	615,291
Magna International Inc. Class A	96,656	4,030,809
Major Drilling Group International Inc.[b]	44,596	246,904
Manulife Financial Corp.	506,273	8,864,313
Maple Leaf Foods Inc.	28,446	710,890
Martinrea International Inc.	55,291	421,365
Medical Facilities Corp.	53,727	639,317
Methanex Corp.	23,968	1,099,622
Metro Inc.	62,096	2,124,516
Morguard REIT	33,853	378,813
Morneau Shepell Inc.	45,841	675,562
Mullen Group Ltd.	32,607	357,001
National Bank of Canada	86,683	3,363,222
New Flyer Industries Inc.	14,596	542,826
New Gold Inc.[b]	156,226	442,181
Norbord Inc.	14,022	433,387
North West Co. Inc. (The)	25,936	610,794
Northland Power Inc.	43,234	762,990
Northview Apartment Real Estate Investment Trust	25,265	420,375
NOVAGOLD Resources Inc.[a,b]	86,177	356,734
NuVista Energy Ltd.[b]	68,860	309,726
OceanaGold Corp.	170,182	553,873
Onex Corp.	22,668	1,632,832
Open Text Corp.	68,055	2,355,769
Osisko Gold Royalties Ltd.	36,134	384,252
Painted Pony Petroleum Ltd.[b]	71,096	259,987
Pan American Silver Corp.	47,391	793,374
Parex Resources Inc.[b]	49,906	618,669
Parkland Fuel Corp.	33,213	721,441
Pason Systems Inc.	27,268	404,244
Pembina Pipeline Corp.	103,126	3,280,905
Pengrowth Energy Corp.[a,b]	204,610	196,035
Peyto Exploration & Development Corp.	45,962	835,000
Poseidon Concepts Corp.[b]	293	—
Potash Corp. of Saskatchewan Inc.	209,056	3,519,688
Power Corp. of Canada	87,743	2,029,775
Power Financial Corp.	64,099	1,626,267
PrairieSky Royalty Ltd.	55,079	1,198,420
Precision Drilling Corp.[b]	77,247	306,773

97

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Premier Gold Mines Ltd.[a,b]	218,251	$440,556
Pretium Resources Inc.[a,b]	52,899	523,458
ProMetic Life Sciences Inc.[a,b]	206,838	326,754
Quebecor Inc. Class B	26,034	793,415
Raging River Exploration Inc.[b]	85,038	495,687
Restaurant Brands International Inc.	58,754	3,292,424
RioCan REIT	35,069	665,062
Ritchie Bros Auctioneers Inc.	29,669	971,246
Rogers Communications Inc. Class B	95,073	4,352,095
Royal Bank of Canada	376,654	25,748,445
Russel Metals Inc.	22,057	422,330
Saputo Inc.	68,103	2,235,400
Secure Energy Services Inc.	44,854	291,635
SEMAFO Inc.[b]	136,101	312,556
Seven Generations Energy Ltd. Class Ab	65,211	1,152,746
Shaw Communications Inc. Class B	100,128	2,119,289
ShawCor Ltd.	23,989	600,909
Shopify Inc. Class Ab	16,722	1,268,490
Sierra Wireless Inc.[b]	12,137	306,598
Silver Standard Resources Inc.[b]	48,242	496,780
Silver Wheaton Corp.	116,450	2,319,972
Smart REIT	21,888	518,025
SNC-Lavalin Group Inc.	40,161	1,612,549
Stantec Inc.	32,488	832,337
Stella-Jones Inc.	16,828	532,175
Sun Life Financial Inc.	159,845	5,636,018
Suncor Energy Inc.	430,408	13,466,580
Superior Plus Corp.	54,719	523,058
Surge Energy Inc.	159,597	296,479
Tahoe Resources Inc.	83,579	676,065
Teck Resources Ltd. Class B	149,811	3,102,938
TELUS Corp.	6,490	215,590
TFI International Inc.	30,031	652,762
Thomson Reuters Corp.	85,592	3,883,034
TMX Group Ltd.	13,142	741,250
TORC Oil & Gas Ltd.	49,889	216,734
Torex Gold Resources Inc.[b]	25,055	423,661
Toromont Industries Ltd.	25,082	890,793
Toronto-Dominion Bank (The)	470,555	22,104,694
Total Energy Services Inc.	49,145	488,826
Tourmaline Oil Corp.[b]	60,261	1,182,038

Security	Shares	Value
TransAlta Corp.	73,170	$374,064
TransCanada Corp.	222,154	10,297,755
Transcontinental Inc. Class A	22,867	407,234
Turquoise Hill Resources Ltd.[b]	241,239	656,337
Valener Inc.	52,521	839,307
Veresen Inc.	84,880	945,456
Vermilion Energy Inc.	31,288	1,099,760
Wajax Corp.	17,991	321,451
West Fraser Timber Co. Ltd.	17,819	799,398
Westshore Terminals Investment Corp.	26,255	458,354
Whitecap Resources Inc.	93,735	662,240
WSP Global Inc.	23,083	839,551
Yamana Gold Inc.	237,912	638,585

		380,324,023
CHILE — 0.26%
AES Gener SA	967,674	367,940
Aguas Andinas SA Series A	674,777	381,851
Banco de Chile	7,351,267	887,481
Banco de Credito e Inversiones	11,134	618,460
Banco Santander Chile	18,150,952	1,076,854
Cencosud SA	378,078	1,077,922
Cia. Cervecerias Unidas SA	30,217	389,342
Colbun SA	2,623,063	580,980
Empresa Nacional de Telecomunicaciones SAb	35,844	430,609
Empresas CMPC SA	285,765	667,309
Empresas COPEC SA	119,219	1,334,696
Enel Americas SA	8,128,116	1,609,399
Enel Chile SA	5,679,442	627,221
Enel Generacion Chile SA	935,235	716,498
Engie Energia Chile SA	205,204	376,061
Inversiones Aguas Metropolitanas SA	188,978	298,996
Itau CorpBanca	29,889,722	272,717
LATAM Airlines Group SAb	79,673	1,006,049
Parque Arauco SA	221,800	581,073
SACI Falabella	148,868	1,191,449
SONDA SA	214,981	366,864
Vina Concha y Toro SA	163,357	264,363

		15,124,134
CHINA — 6.08%
21Vianet Group Inc. ADR[a,b]	42,729	231,164
58.com Inc. ADR[b]	24,138	955,382
AAC Technologies Holdings Inc.	199,500	2,929,316

98

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Agile Group Holdings Ltd.	592,250	$529,995
Agricultural Bank of China Ltd. Class H	6,207,000	2,865,058
Air China Ltd. Class H	586,000	519,127
Ajisen (China) Holdings Ltd.	1,047,000	461,741
Alibaba Group Holding Ltd. ADR[a,b]	291,435	33,660,742
Alibaba Health Information Technology Ltd.[b]	1,180,000	459,708
Alibaba Pictures Group Ltd.[b]	4,140,000	670,700
Aluminum Corp. of China Ltd. Class Hb	1,146,000	564,340
Anhui Conch Cement Co. Ltd. Class H	339,500	1,189,497
ANTA Sports Products Ltd.	300,000	842,810
Anxin-China Holdings Ltd.[b]	1,004,000	25,818
AVIC International Holding HK Ltd.[b]	10,324,000	577,423
AviChina Industry & Technology Co. Ltd. Class H	723,000	482,462
Baidu Inc. ADR[b]	70,460	12,699,006
Bank of China Ltd. Class H	20,320,000	9,849,683
Bank of Communications Co. Ltd. Class H	2,182,000	1,680,501
Beijing Capital International Airport Co. Ltd. Class H	486,000	686,113
Beijing Enterprises Holdings Ltd.	142,000	693,792
Beijing Enterprises Water Group Ltd.	1,296,000	993,135
Belle International Holdings Ltd.	1,492,000	1,010,966
BEP International Holdings Ltd.	5,410,000	271,281
Biostime International Holdings Ltd.[a,b]	78,000	253,229
Bosideng International Holdings Ltd.	4,524,000	366,455
Brilliance China Automotive Holdings Ltd.	856,000	1,435,187
Byd Co. Ltd. Class Ha	178,000	1,049,341
BYD Electronic International Co. Ltd.	306,500	468,171
CGN Power Co. Ltd. Class Hc	2,893,000	874,125
China Agri-Industries Holdings Ltd.[b]	912,100	451,503
China BlueChemical Ltd. Class H	884,000	253,463

Security	Shares	Value
China Cinda Asset Management Co. Ltd. Class H	2,456,000	$934,711
China CITIC Bank Corp. Ltd. Class H	1,946,000	1,233,522
China Coal Energy Co. Ltd. Class Hb	595,000	289,178
China Communications Construction Co. Ltd. Class H	1,180,000	1,623,390
China Communications Services Corp. Ltd. Class H	902,000	513,768
China Conch Venture Holdings Ltd.	437,500	871,901
China Construction Bank Corp. Class H	21,784,000	17,701,574
China Everbright Bank Co. Ltd. Class H	677,000	317,716
China Everbright International Ltd.	712,000	963,059
China Everbright Ltd.	308,000	704,901
China Evergrande Group[a]	1,157,000	1,236,208
China Galaxy Securities Co. Ltd. Class H	710,500	648,604
China Gas Holdings Ltd.	536,000	840,779
China Huarong Asset Management Co. Ltd. Class Hb,c	1,877,000	791,581
China Huishan Dairy Holdings Co. Ltd.[a,b]	1,276,000	2
China Innovationpay Group Ltd.[a,b]	3,492,000	222,247
China Jinmao Holdings Group Ltd.	1,398,000	452,965
China Life Insurance Co. Ltd. Class H	1,932,000	5,874,832
China Longyuan Power Group Corp. Ltd.	927,000	713,943
China Lumena New Materials Corp.[a,b]	152,000	1,563
China Medical System Holdings Ltd.	485,000	838,105
China Mengniu Dairy Co. Ltd.	723,000	1,399,976
China Merchants Bank Co. Ltd. Class H	983,177	2,553,526
China Merchants Port Holdings Co. Ltd.	336,000	961,228
China Metal Recycling Holdings Ltd.[b]	3,000	—

99

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
China Minsheng Banking Corp. Ltd. Class H	1,465,000	$1,442,858
China Mobile Ltd.	1,585,500	16,909,853
China National Building Material Co. Ltd. Class H	856,000	570,113
China Oil and Gas Group Ltd.[b]	5,532,000	405,428
China Oilfield Services Ltd. Class H	520,000	480,048
China Overseas Land & Investment Ltd.	1,002,000	2,911,611
China Pacific Insurance Group Co. Ltd. Class H	669,200	2,473,722
China Petroleum & Chemical Corp. Class H	6,620,200	5,362,519
China Power International Development Ltd.	1,050,000	391,511
China Railway Construction Corp. Ltd. Class H	527,500	737,919
China Railway Group Ltd. Class H	1,066,000	904,604
China Resources Beer Holdings Co. Ltd.[b]	472,000	1,136,070
China Resources Gas Group Ltd.	270,000	911,277
China Resources Land Ltd.	746,666	2,073,659
China Resources Power Holdings Co. Ltd.	530,000	955,391
China Shanshui Cement Group Ltd.[a,b]	163,000	9,012
China Shenhua Energy Co. Ltd. Class H	879,500	2,051,305
China Shineway Pharmaceutical Group Ltd.	443,000	535,982
China Southern Airlines Co. Ltd. Class H	628,000	418,260
China State Construction International Holdings Ltd.	518,000	940,420
China Taiping Insurance Holdings Co. Ltd.[b]	458,768	1,144,332
China Telecom Corp. Ltd. Class H	3,448,000	1,684,644
China Traditional Chinese Medicine Holdings Co. Ltd.	786,000	460,834
China Travel International Investment Hong Kong Ltd.	1,612,000	466,342
China Unicom Hong Kong Ltd.	1,594,000	2,057,687
China Vanke Co. Ltd. Class H	355,500	902,285
China ZhengTong Auto Services Holdings Ltd.	750,000	412,726
Chongqing Changan Automobile Co. Ltd. Class B	208,898	276,649
Chongqing Rural Commercial Bank Co. Ltd. Class H	828,000	569,562

Security	Shares	Value
CITIC Ltd.	1,058,000	$1,534,447
CITIC Resources Holdings Ltd.[a,b]	1,750,000	211,506
CITIC Securities Co. Ltd. Class H	515,500	1,081,698
CNOOC Ltd.	4,643,000	5,414,560
Coolpad Group Ltd.[b]	2,392,000	221,437
COSCO SHIPPING Ports Ltd.[a]	486,000	532,394
Country Garden Holdings Co. Ltd.	1,620,866	1,542,183
Credit China FinTech Holdings Ltd.[a,b]	4,564,000	598,554
CRRC Corp. Ltd. Class H	979,000	955,392
CSPC Pharmaceutical Group Ltd.	1,186,000	1,646,894
Ctrip.com International Ltd. ADR[a,b]	97,309	4,915,078
Dah Chong Hong Holdings Ltd.	718,000	310,185
Digital China Holdings Ltd.[a,b]	502,000	413,086
Dongfeng Motor Group Co. Ltd. Class H	738,000	776,188
Dongyue Group Ltd.[b]	897,000	118,792
ENN Energy Holdings Ltd.	222,000	1,204,544
Fang Holdings Ltd. ADR[a,b]	113,800	381,230
Far East Horizon Ltd.	750,000	690,449
FDG Electric Vehicles Ltd.[a,b]	8,780,000	406,400
Fosun International Ltd.	682,500	1,033,725
Fullshare Holdings Ltd.[a]	1,977,500	640,729
GCL-Poly Energy Holdings Ltd.[a,b]	4,670,000	564,419
Geely Automobile Holdings Ltd.	1,505,000	2,031,810
GF Securities Co. Ltd. Class H	316,800	655,795
Glorious Property Holdings Ltd.[b]	1,313,000	153,626
Golden Eagle Retail Group Ltd.	326,000	496,280
GOME Electrical Appliances Holding Ltd.[a]	4,394,000	598,857
Great Wall Motor Co. Ltd. Class H	854,000	926,739
Guangdong Investment Ltd.	824,000	1,275,589
Guangzhou Automobile Group Co. Ltd. Class H	622,000	967,683
Guangzhou R&F Properties Co. Ltd. Class H	300,400	505,974
Haier Electronics Group Co. Ltd.	361,000	838,267
Haitian International Holdings Ltd.	238,000	583,253

100

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Haitong Securities Co. Ltd. Class H	744,400	$1,228,934
Hanergy Thin Film Power Group Ltd.[b]	4,386	—
Harbin Electric Co. Ltd. Class H	616,000	377,003
Hengan International Group Co. Ltd.	191,000	1,429,268
Hengdeli Holdings Ltd.[b]	1,485,200	181,412
Hopewell Highway Infrastructure Ltd.	827,775	478,941
Hopson Development Holdings Ltd.	312,000	297,657
Huaneng Power International Inc. Class H	1,062,000	733,257
Huaneng Renewables Corp. Ltd. Class H	1,392,000	486,817
Huatai Securities Co. Ltd. Class Hc	366,800	711,194
Hybrid Kinetic Group Ltd.[b]	11,042,000	276,847
iKang Healthcare Group Inc. ADR[b]	27,453	402,736
Industrial & Commercial Bank of China Ltd. Class H	18,920,000	12,357,825
Inner Mongolia Yitai Coal Co. Ltd. Class B	344,500	370,682
Intime Retail Group Co. Ltd.	452,000	572,442
JD.com Inc. ADR[a,b]	178,596	6,263,362
Jiangsu Expressway Co. Ltd. Class H	380,000	560,896
Jiangxi Copper Co. Ltd. Class H	331,000	516,659
Ju Teng International Holdings Ltd.	884,000	327,342
K Wah International Holdings Ltd.	620,000	393,800
Kingboard Chemical Holdings Ltd.	235,000	847,536
Kingboard Laminates Holdings Ltd.	376,500	454,072
Kingdee International Software Group Co. Ltd.[a,b]	1,152,000	487,310
Kingsoft Corp. Ltd.	249,000	710,738
Kunlun Energy Co. Ltd.	922,000	833,381
KWG Property Holding Ltd.	531,000	401,448
Lee & Man Paper Manufacturing Ltd.	582,000	456,468
Lenovo Group Ltd.[a]	1,910,000	1,222,982

Security	Shares	Value
Leyou Technologies Holdings Ltd.[b]	1,305,000	$268,465
Li Ning Co. Ltd.[b]	745,500	490,766
Longfor Properties Co. Ltd.	475,000	823,267
Lonking Holdings Ltd.	1,558,000	434,695
Luye Pharma Group Ltd.	647,500	391,286
Minth Group Ltd.	230,000	854,639
MMG Ltd.[b]	874,000	298,917
NetEase Inc. ADR	21,347	5,665,280
New China Life Insurance Co. Ltd. Class H	229,800	1,136,066
New Oriental Education & Technology Group Inc. ADR[b]	37,425	2,415,410
Nine Dragons Paper (Holdings) Ltd.	527,000	569,177
Parkson Retail Group Ltd.[a]	3,289,000	418,655
PAX Global Technology Ltd.[a]	532,000	329,698
People's Insurance Co. Group of China Ltd. (The) Class H	1,650,000	680,999
PetroChina Co. Ltd. Class H	5,416,000	3,816,071
Phoenix Satellite Television Holdings Ltd.	2,314,000	395,706
PICC Property & Casualty Co. Ltd. Class H	1,163,680	1,873,247
Ping An Insurance Group Co. of China Ltd. Class H	1,347,000	7,585,756
Poly Property Group Co. Ltd.[b]	895,000	367,089
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	1,583,000	309,372
Semiconductor Manufacturing International Corp.[b]	848,800	1,076,067
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	740,000	539,476
Shanghai Electric Group Co. Ltd. Class Hb	802,000	378,441
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	131,000	494,352
Shanghai Industrial Holdings Ltd.	178,000	563,005
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	225,980	360,438
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	250,100	662,427

101

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Shenzhen International Holdings Ltd.	324,000	$544,058
Shenzhen Investment Ltd.	1,204,000	546,460
Shenzhou International Group Holdings Ltd.	164,000	1,079,620
Shimao Property Holdings Ltd.	360,500	579,392
Shougang Fushan Resources Group Ltd.	1,296,000	238,286
Shui On Land Ltd.	1,834,500	408,057
Sihuan Pharmaceutical Holdings Group Ltd.	1,476,000	656,628
SINA Corp./China[b]	16,516	1,268,594
Sino Biopharmaceutical Ltd.	1,286,000	1,058,225
Sino-Ocean Group Holding Ltd.	1,021,500	499,090
Sinofert Holdings Ltd.[a]	2,322,000	310,494
Sinopec Engineering Group Co. Ltd. Class H	439,500	429,467
Sinopec Kantons Holdings Ltd.	518,000	264,410
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,049,000	586,708
Sinopharm Group Co. Ltd. Class H	323,200	1,450,287
Sinotrans Ltd. Class H	754,000	339,310
Skyworth Digital Holdings Ltd.	706,000	410,299
SOHO China Ltd.	878,500	478,922
Sohu.com Inc.[b]	12,503	485,116
Sun Art Retail Group Ltd.	754,500	778,020
Sunac China Holdings Ltd.	600,000	782,251
Sunny Optical Technology Group Co. Ltd.[a]	201,000	1,653,991
TAL Education Group Class A ADR[a,b]	12,727	1,515,913
Tencent Holdings Ltd.	1,470,000	46,003,947
Tianneng Power International Ltd.	360,000	315,215
Tingyi Cayman Islands Holding Corp.[a]	556,000	714,163
Tong Ren Tang Technologies Co. Ltd. Class H	261,000	439,611
Towngas China Co. Ltd.	540,000	322,852
TravelSky Technology Ltd. Class H	282,000	743,293
Tsingtao Brewery Co. Ltd. Class H	116,000	522,015
Vipshop Holdings Ltd. ADR[b]	108,717	1,507,905
Want Want China Holdings Ltd.	1,522,000	1,095,872
Weibo Corp. ADR[a,b]	10,670	596,026
Weichai Power Co. Ltd. Class H	351,000	569,539
West China Cement Ltd.[b]	1,534,000	230,764
Xinyi Solar Holdings Ltd.	1,292,000	403,670

Security	Shares	Value
Yanzhou Coal Mining Co. Ltd. Class Ha	544,000	$470,729
Yuexiu Property Co. Ltd.	3,996,080	678,212
Yuexiu REIT	920,000	541,764
Yum China Holdings Inc.[b]	101,162	3,451,647
YY Inc. ADR[b]	10,097	494,450
Zhejiang Expressway Co. Ltd. Class H	398,000	495,354
Zhongsheng Group Holdings Ltd.	268,500	379,056
Zhuzhou CRRC Times Electric Co. Ltd. Class H	148,400	764,176
Zijin Mining Group Co. Ltd. Class H	1,536,000	543,102
ZTE Corp. Class H	253,440	488,791

		350,230,426
COLOMBIA — 0.07%
Almacenes Exito SA	48,946	252,608
Cementos Argos SA	119,255	480,584
Corp. Financiera Colombiana SA	48,176	460,724
Ecopetrol SA	1,397,590	643,671
Grupo Argos SA/Colombia	59,852	413,480
Grupo de Inversiones Suramericana SA	78,460	1,033,578
Interconexion Electrica SA ESP	129,069	509,643

		3,794,288
CZECH REPUBLIC — 0.04%
CEZ AS	66,620	1,162,896
Komercni Banka AS	30,226	1,171,251

		2,334,147
DENMARK — 1.20%
ALK-Abello A/S	2,733	426,168
Ambu A/S Class Ba	10,108	497,275
AP Moller — Maersk A/S Class A	1,579	2,619,413
AP Moller — Maersk A/S Class B	1,094	1,891,730
Bang & Olufsen A/Sb	20,001	298,706
Bavarian Nordic A/Sa,b	13,524	741,565
Carlsberg A/S Class B	26,370	2,631,286
Chr Hansen Holding A/S	17,972	1,210,975
Coloplast A/S Class Ba	31,804	2,721,813
D/S Norden A/Sa,b	13,161	263,035
Danske Bank A/S	175,388	6,368,594

102

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Dfds A/S	9,304	$554,578
DONG Energy A/Sc	40,536	1,596,560
DSV A/S	48,835	2,719,968
FLSmidth & Co. A/S	11,188	672,774
Genmab A/Sb	15,323	3,046,741
GN Store Nord A/S	40,599	1,055,724
ISS A/S	36,099	1,496,857
Jyske Bank A/S Registered	18,393	982,694
NKT Holding A/Sb	9,132	720,018
Novo Nordisk A/S Class B	494,861	19,251,599
Novozymes A/S Class B	60,891	2,630,069
Pandora A/S	28,535	3,083,374
Rockwool International A/S Class B	2,264	414,361
Royal Unibrew A/S	15,536	675,370
SimCorp A/S	15,062	944,104
Solar A/S Class B	7,556	438,106
Sydbank A/S	23,190	843,421
TDC A/S	204,588	1,097,858
Topdanmark A/Sb	22,509	615,967
Tryg A/S	35,015	671,610
Vestas Wind Systems A/S	57,758	4,972,577
William Demant Holding A/Sb	37,992	869,447

		69,024,337
EGYPT — 0.01%
Commercial International Bank Egypt SAE	100,903	411,550
Egyptian Financial Group-Hermes Holding Co.[b]	159,316	212,627
Global Telecom Holding SAE[b]	261,958	101,155
Talaat Moustafa Group	277,600	123,190

		848,522
FINLAND — 0.74%
Amer Sports OYJ	30,629	678,742
Cargotec OYJ Class B	11,623	692,963
Caverion Corp.[a,b]	46,169	377,068
Elisa OYJ	35,070	1,194,185
Fortum OYJ	106,781	1,553,489
Huhtamaki OYJ	25,350	982,181
Kemira OYJ	28,960	370,548
Kesko OYJ Class B	16,993	796,065
Kone OYJ Class B	85,500	3,916,005
Konecranes OYJ	16,704	700,854
Metsa Board OYJ	64,228	456,016
Metso OYJ	28,508	1,022,272

Security	Shares	Value
Neste OYJ	35,551	$1,451,360
Nokia OYJ	1,503,594	8,596,026
Nokian Renkaat OYJ	30,196	1,298,836
Orion OYJ Class B	28,966	1,660,714
Outokumpu OYJ	79,814	766,142
Outotec OYJ[a,b]	49,444	367,472
Ramirent OYJ	34,664	329,534
Sampo OYJ Class A	111,027	5,318,515
Sponda OYJ	83,941	370,383
Stora Enso OYJ Class R	133,252	1,584,544
Tieto OYJ	20,185	633,257
UPM-Kymmene OYJ	135,106	3,564,806
Uponor OYJ	24,562	465,126
Valmet OYJ	39,727	723,752
Wartsila OYJ Abp	38,654	2,352,958
YIT OYJ	48,946	387,489

		42,611,302
FRANCE — 6.69%
ABC Arbitrage	125,244	886,499
Accor SA	40,703	1,854,718
Aeroports de Paris	7,804	1,040,600
Air France-KLM[b]	62,839	527,926
Air Liquide SA	98,038	11,807,485
Airbus SE	150,646	12,177,129
Alstom SAb	38,643	1,226,640
Alten SA	10,338	875,838
Altran Technologies SA	50,770	851,957
ANF Immobilier	31,818	690,885
APERAM SA	15,199	764,985
ArcelorMittal[b]	481,382	3,796,787
Arkema SA	17,083	1,808,352
Assystem	13,575	495,953
Atos SE	23,982	3,141,658
AXA SA	493,322	13,166,843
BNP Paribas SA	271,253	19,134,774
Bollore SA	209,191	850,827
Bonduelle SCA	15,948	552,257
Bouygues SA	52,968	2,226,140
Bureau Veritas SA	64,340	1,489,890
Cap Gemini SA	40,911	4,094,147
Carrefour SA	139,526	3,285,633
Casino Guichard Perrachon SA	12,992	782,364
Cellectis SAa,b	14,277	346,697
Christian Dior SE	14,002	3,841,601

103

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Cie. de Saint-Gobain	121,579	$6,560,094
Cie. Generale des Etablissements Michelin Class B	46,667	6,095,621
Cie. Plastic Omnium SA	17,163	671,145
CNP Assurances	42,618	889,658
Coface SAb	48,231	377,102
Credit Agricole SA	279,205	4,150,149
Danone SA	148,949	10,409,866
Dassault Aviation SA	617	842,977
Dassault Systemes SE	33,409	2,980,673
DBV Technologies SAb	6,750	480,937
Edenred	53,158	1,360,620
Eiffage SA	14,422	1,221,208
Electricite de France SA	82,490	688,617
Elior Group[c]	37,457	934,063
Elis SA	39,637	820,091
Engie SA	396,750	5,594,929
Essilor International SA	52,997	6,864,732
Etablissements Maurel et Prom[b]	41,481	156,742
Euler Hermes Group	5,749	561,368
Eurazeo SA	9,897	670,781
Eurofins Scientific SE	2,828	1,392,265
Euronext NVc	19,598	960,889
Eutelsat Communications SA	46,457	1,099,306
Faurecia	17,320	845,333
Fonciere des Regions	6,327	564,549
Gaztransport Et Technigaz SAa	10,842	404,605
Gecina SA	9,661	1,373,957
Genfit[a,b]	11,753	406,350
Groupe Eurotunnel SE Registered	120,303	1,321,175
Groupe Fnac SAb	6,996	491,380
Guerbet	4,079	348,683
Hermes International	6,952	3,324,910
ICADE	7,681	570,189
Iliad SA	7,267	1,763,896
Imerys SA	8,799	756,856
Ingenico Group SA	14,483	1,311,853
Ipsen SA	11,406	1,327,137
IPSOS	16,105	516,305
Jacquet Metal Service	21,647	581,062
JCDecaux SA	19,844	699,811
Kering	19,665	6,093,410
Klepierre	52,886	2,075,551
Korian SA	16,037	516,483
L'Oreal SA	62,433	12,431,314

Security	Shares	Value
Lagardere SCA	33,714	$1,032,365
Legrand SA	65,583	4,244,288
LVMH Moet Hennessy Louis Vuitton SE	71,511	17,637,983
Marie Brizard Wine & Spirits SAa,b	35,582	535,871
Mercialys SA	30,790	599,662
Mersen SA	17,218	496,863
Metropole Television SA	31,435	715,944
Natixis SA	235,222	1,635,998
Naturex[a,b]	6,444	586,778
Neopost SA	13,245	536,974
Nexans SAb	9,803	544,957
Nexity SA	13,307	723,301
Orange SA	492,587	7,616,916
Orpea	11,774	1,202,125
Pernod Ricard SA	52,874	6,612,733
Peugeot SAb	126,056	2,640,363
Publicis Groupe SA	49,186	3,549,493
Rallye SA	11,716	255,928
Remy Cointreau SA	5,993	604,445
Renault SA	48,559	4,526,912
Rexel SA	78,807	1,407,397
Rubis SCA	11,709	1,189,368
Safran SA	79,419	6,574,461
Sanofi	298,885	28,189,022
Sartorius Stedim Biotech	8,886	595,776
Schneider Electric SE	141,474	11,169,211
SCOR SE	39,894	1,577,834
SEB SA	6,427	1,035,805
SES SA	96,632	2,112,440
SFR Group SAb	23,234	760,538
Societe BIC SA	7,688	863,975
Societe Generale SA	196,615	10,750,155
Sodexo SA	23,156	2,942,675
Sopra Steria Group	5,184	777,332
STMicroelectronics NV	177,565	2,871,387
Suez	89,202	1,465,304
Technicolor SA Registered	118,418	601,042
Teleperformance	15,690	1,970,827
Television Francaise 1	33,837	414,895
Thales SA	28,562	3,002,021
Total SA	574,926	29,531,511
Ubisoft Entertainment SAb	25,396	1,202,991
Unibail-Rodamco SE	24,831	6,096,103
Valeo SA	60,893	4,376,422

104

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Vallourec SAb	82,194	$526,469
Veolia Environnement SA	122,944	2,334,864
Vicat SA	5,850	416,048
Vinci SA	128,418	10,921,563
Virbac SAb	1,664	261,926
Vivendi SA	261,651	5,189,905
Wendel SA	7,264	1,017,638
Zodiac Aerospace	52,750	1,280,384

		384,954,415
GERMANY — 5.99%
Aareal Bank AG	14,954	600,804
adidas AG	49,317	9,876,117
Allianz SE Registered	116,096	22,098,690
Alstria office REIT AGa	55,040	727,621
AURELIUS Equity Opportunities SE & Co KGaA[a]	9,516	469,419
Aurubis AGa	9,806	685,330
Axel Springer SE	11,560	648,421
BASF SE	233,475	22,744,538
Bayer AG Registered	212,417	26,276,980
Bayerische Motoren Werke AG	84,669	8,081,355
BayWa AGa	11,205	407,658
Bechtle AG	6,743	773,563
Beiersdorf AG	25,166	2,503,128
Bertrandt AG	4,440	463,525
Bilfinger SEa,b	10,730	465,975
Brenntag AG	40,882	2,423,584
Carl Zeiss Meditec AG Bearer	14,797	672,242
comdirect bank AG	37,458	390,563
Commerzbank AGb	273,591	2,679,852
Continental AG	28,029	6,272,307
Covestro AGc	26,008	2,026,680
CTS Eventim AG & Co. KGaA	17,606	678,020
Daimler AG Registered	242,043	18,028,371
Deutsche Bank AG Registered[b]	533,292	9,599,437
Deutsche Boerse AG	42,197	4,128,645
Deutsche Euroshop AG	15,568	631,745
Deutsche Lufthansa AG Registered	65,008	1,121,321
Deutsche Post AG Registered	246,378	8,853,678
Deutsche Telekom AG Registered	822,819	14,425,738
Deutsche Wohnen AG Bearer	97,790	3,342,671
DEUTZ AG	64,182	499,720
Dialog Semiconductor PLC[b]	22,691	1,061,267
Diebold Nixdorf AG	4,579	349,540

Security	Shares	Value
DMG Mori AG	13,946	$759,780
Drillisch AG	14,156	758,504
Duerr AG	7,781	775,290
E.ON SE	567,422	4,422,268
ElringKlinger AGa	17,165	342,528
Evonik Industries AG	39,873	1,331,031
Fraport AG Frankfurt Airport Services Worldwide	11,500	904,155
Freenet AG	35,211	1,104,662
Fresenius Medical Care AG & Co. KGaA	54,779	4,858,621
Fresenius SE & Co. KGaA	104,397	8,459,159
GEA Group AG	47,017	1,998,815
Gerresheimer AG	10,560	828,180
Grand City Properties SA	40,196	763,155
GRENKE AG	3,901	776,958
Hamborner REIT AG	71,142	746,502
Hamburger Hafen und Logistik AG	25,885	490,462
Hannover Rueck SE	15,102	1,810,630
HeidelbergCement AG	37,394	3,461,216
Heidelberger Druckmaschinen AGa,b	150,713	420,473
Henkel AG & Co. KGaA	29,822	3,479,660
HOCHTIEF AG	6,022	1,084,636
HUGO BOSS AG	17,686	1,344,868
Indus Holding AG	11,670	779,384
Infineon Technologies AG	296,481	6,134,205
Innogy SEc	40,841	1,500,991
K+S AG Registered[a]	46,539	1,110,115
KION Group AG	18,189	1,231,792
Kloeckner & Co. SEb	30,296	334,857
Krones AG	4,659	553,002
KWS Saat SE	1,292	459,360
Lanxess AG	24,180	1,745,732
LEG Immobilien AG	18,337	1,574,682
LEONI AG	10,500	570,212
Linde AG	47,024	8,446,557
MAN SE	6,216	652,794
Merck KGaA	34,116	4,004,836
METRO AG	44,555	1,465,733
MorphoSys AGa,b	8,610	522,423
MTU Aero Engines AG	14,443	2,070,552

105

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	39,797	$7,625,134
Nordex SEa,b	23,429	353,100
NORMA Group SE	13,391	718,170
Osram Licht AG	22,768	1,524,534
PATRIZIA Immobilien AGb	19,872	391,893
Pfeiffer Vacuum Technology AG	3,731	484,294
ProSiebenSat.1 Media SE Registered	58,985	2,504,394
QIAGEN NVa	59,756	1,786,207
Rational AG	1,087	546,035
Rheinmetall AG	11,136	1,021,661
RHOEN-KLINIKUM AGa	19,960	569,903
RTL Group SAb	10,741	832,200
RWE AGb	126,627	2,096,624
Salzgitter AG	11,442	392,171
SAP SE	251,240	25,189,223
SGL Carbon SEa,b	27,056	273,502
Siemens AG Registered	195,752	28,052,395
Software AG	16,479	724,970
STADA Arzneimittel AG	18,348	1,299,303
Stroeer SE & Co. KGaA[a]	9,455	546,616
Suedzucker AG	23,463	501,675
Symrise AG	32,775	2,293,817
TAG Immobilien AG	57,519	818,643
Telefonica Deutschland Holding AG	181,852	881,223
thyssenkrupp AG	93,169	2,217,329
Uniper SEb	67,951	1,115,108
United Internet AG Registered[d]	32,088	1,476,483
Volkswagen AG	9,091	1,464,652
Vonovia SE	121,746	4,406,139
Vonovia SE New[a]	7,941	287,395
Vossloh AGa,b	8,459	567,424
Wacker Chemie AG	5,162	546,208
Wirecard AGa	32,228	1,902,482
Zalando SEa,b,c	24,470	1,078,788

		344,576,980
GREECE — 0.09%
Alpha Bank AEb	365,034	775,132
Eurobank Ergasias SAb	509,971	409,836
FF Group[b]	10,584	225,207

Security	Shares	Value
Hellenic Telecommunications Organization SA	70,039	$681,082
JUMBO SA	30,080	474,629
Motor Oil Hellas Corinth Refineries SA	22,521	381,842
Mytilineos Holdings SAb	30,542	229,818
National Bank of Greece SAb	1,373,903	427,888
OPAP SA	69,168	685,416
Piraeus Bank SAb	1,762,066	374,166
Titan Cement Co. SA	13,560	354,240

		5,019,256
HONG KONG — 2.35%
AIA Group Ltd.	3,135,200	21,707,417
ASM Pacific Technology Ltd.[a]	79,700	1,186,654
Bank of East Asia Ltd. (The)[a]	328,600	1,360,444
BOC Hong Kong Holdings Ltd.	999,000	4,110,292
Brightoil Petroleum Holdings Ltd.[a,b]	1,111,000	301,407
Cafe de Coral Holdings Ltd.	158,000	513,966
Cathay Pacific Airways Ltd.[a]	485,000	698,420
Champion REIT	629,000	409,221
Cheung Kong Infrastructure Holdings Ltd.	169,000	1,480,846
Cheung Kong Property Holdings Ltd.	703,388	5,046,454
China LNG Group Ltd.[a,b]	11,605,000	243,215
China Strategic Holdings Ltd.[a,b]	15,870,000	304,033
Chow Sang Sang Holdings International Ltd.	131,000	335,183
CK Hutchison Holdings Ltd.	679,888	8,492,535
CLP Holdings Ltd.	408,500	4,309,509
Dah Sing Banking Group Ltd.	198,800	399,770
Dah Sing Financial Holdings Ltd.[a]	58,800	446,053
Digital Domain Holdings Ltd.[a,b]	3,140,000	143,323
Esprit Holdings Ltd.[a,b]	596,450	463,200
First Pacific Co. Ltd./Hong Kong	675,000	519,862
Freeman FinTech Corp. Ltd.[b]	3,880,000	246,942
Galaxy Entertainment Group Ltd.	627,000	3,490,701
Giordano International Ltd.	792,000	425,656
Great Eagle Holdings Ltd.	97,000	481,411
Guotai Junan International Holdings Ltd.[a]	923,000	289,567
Haitong International Securities Group Ltd.[a]	697,000	378,183

106

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Hang Lung Group Ltd.	250,000	$1,043,066
Hang Lung Properties Ltd.	587,000	1,539,662
Hang Seng Bank Ltd.	193,800	3,929,549
Henderson Land Development Co. Ltd.	281,948	1,787,200
HK Electric Investments & HK Electric Investments Ltd.[a,c]	710,500	628,506
HKT Trust & HKT Ltd.	1,037,600	1,327,426
Hong Kong & China Gas Co. Ltd.[a]	1,998,716	3,993,552
Hong Kong Exchanges & Clearing Ltd.[a]	297,800	7,336,305
Hongkong Land Holdings Ltd.	327,100	2,521,941
Hopewell Holdings Ltd.	165,000	630,083
Hysan Development Co. Ltd.	171,000	806,899
Jardine Matheson Holdings Ltd.	66,400	4,284,792
Jardine Strategic Holdings Ltd.	62,800	2,654,556
Johnson Electric Holdings Ltd.	126,250	388,771
Kerry Logistics Network Ltd.	243,000	342,432
Kerry Properties Ltd.	193,000	722,117
Kowloon Development Co. Ltd.	291,000	322,146
Li & Fung Ltd.[a]	1,512,000	633,763
Link REIT	581,500	4,183,184
Luk Fook Holdings International Ltd.	135,000	493,825
Melco Resorts & Entertainment Ltd. ADR	54,942	1,205,977
MGM China Holdings Ltd.	294,400	670,747
MTR Corp. Ltd.	373,000	2,148,543
New World Development Co. Ltd.	1,493,666	1,860,949
NewOcean Energy Holdings Ltd.	884,000	267,102
NWS Holdings Ltd.	453,000	851,536
Orient Overseas International Ltd.	73,000	389,519
PCCW Ltd.	1,294,000	730,392
Power Assets Holdings Ltd.	345,000	3,105,091
Sa Sa International Holdings Ltd.[a]	752,000	321,973
Sands China Ltd.	638,000	2,895,693
Shangri-La Asia Ltd.	348,000	498,450
Shun Tak Holdings Ltd.[a,b]	1,032,000	376,838
Sino Land Co. Ltd.	830,000	1,406,535
SJM Holdings Ltd.	601,000	583,416
SmarTone Telecommunications Holdings Ltd.[a]	253,500	355,273
Sun Hung Kai Properties Ltd.	365,000	5,476,725
Swire Pacific Ltd. Class A	105,500	1,015,995
Swire Properties Ltd.	340,600	1,142,990

Security	Shares	Value
Techtronic Industries Co. Ltd.	384,500	$1,651,201
Television Broadcasts Ltd.	3,700	14,224
Texwinca Holdings Ltd.[a]	416,000	279,204
Town Health International Medical Group Ltd.[a]	2,280,000	360,576
Value Partners Group Ltd.[a]	445,000	411,955
VTech Holdings Ltd.[a]	59,900	758,998
WH Group Ltd.[c]	2,149,000	1,920,341
Wharf Holdings Ltd. (The)	357,000	3,050,144
Wheelock & Co. Ltd.	229,000	1,785,762
Wynn Macau Ltd.[b]	445,600	979,712
Xinyi Glass Holdings Ltd.[a]	630,000	558,916
Yue Yuen Industrial Holdings Ltd.	213,000	842,135

		135,270,951
HUNGARY — 0.06%
Magyar Telekom Telecommunications PLC	129,125	216,120
MOL Hungarian Oil & Gas PLC	13,139	989,829
OTP Bank PLC	62,472	1,757,975
Richter Gedeon Nyrt	31,954	774,104

		3,738,028
INDIA — 2.20%
Adani Ports & Special Economic Zone Ltd.	239,913	1,222,128
Adani Power Ltd.[b]	590,044	302,681
Adani Transmissions Ltd.[b]	186,860	225,551
AIA Engineering Ltd.	17,185	402,577
Ambuja Cements Ltd.	236,967	905,801
Apollo Hospitals Enterprise Ltd.	33,599	644,116
Ashok Leyland Ltd.	468,835	622,392
Asian Paints Ltd.	91,737	1,597,804
Astral Polytechnik Ltd.	49,570	425,810
Aurobindo Pharma Ltd.	94,559	891,865
Axis Bank Ltd.	429,285	3,400,981
Bajaj Auto Ltd.	27,695	1,232,994
Bajaj Finance Ltd.	52,875	1,048,952
Bajaj Finserv Ltd.	14,746	1,048,850
Balkrishna Industries Ltd.	26,301	622,712
Bharat Forge Ltd.	36,371	647,221
Bharat Heavy Electricals Ltd.	178,321	487,036
Bharat Petroleum Corp. Ltd.	156,323	1,747,790
Bharti Airtel Ltd.	287,723	1,590,013
Bharti Infratel Ltd.	169,250	933,203
Bosch Ltd.	2,987	1,067,556
Cipla Ltd.	115,790	1,003,375

107

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Coal India Ltd.	228,224	$981,473
Container Corp. of India Ltd.	23,206	439,320
Cyient Ltd.	55,329	471,023
Dabur India Ltd.	183,030	815,853
DCB Bank Ltd.[b]	183,290	523,828
Divi's Laboratories Ltd.	37,103	362,436
Dr. Reddy's Laboratories Ltd.	31,925	1,289,878
Eicher Motors Ltd.	4,207	1,704,773
FDC Ltd./India	178,284	553,032
Federal Bank Ltd.	499,859	836,077
Finolex Cables Ltd.	60,280	492,979
GAIL (India) Ltd.	135,760	894,691
Gateway Distriparks Ltd.	88,078	364,881
Gillette India Ltd.	4,700	315,977
Glenmark Pharmaceuticals Ltd.	52,339	728,133
Godrej Consumer Products Ltd.	39,108	1,059,497
Havells India Ltd.	92,395	695,009
HCL Technologies Ltd.	158,697	2,008,320
Hero Motocorp Ltd.	17,946	925,783
Hindalco Industries Ltd.	358,149	1,109,855
Hindustan Petroleum Corp. Ltd.	131,141	1,092,978
Hindustan Unilever Ltd.	176,601	2,566,658
Housing Development Finance Corp. Ltd.	395,411	9,448,251
ICICI Bank Ltd.	306,268	1,325,908
Idea Cellular Ltd.	379,857	507,519
IDFC Bank Ltd.	473,169	483,614
Indiabulls Housing Finance Ltd.	86,233	1,363,200
Info Edge India Ltd.	31,727	412,086
Infosys Ltd.	482,703	6,895,382
ITC Ltd.	910,213	3,933,456
Jammu & Kashmir Bank Ltd. (The)	200,532	252,808
JSW Steel Ltd.	349,761	1,081,959
Jubilant Foodworks Ltd.	22,104	358,086
Karur Vysya Bank Ltd. (The)	231,750	430,501
Larsen & Toubro Ltd.	88,977	2,420,208
LIC Housing Finance Ltd.	108,422	1,127,366
Lupin Ltd.	64,262	1,336,935
Mahindra & Mahindra Financial Services Ltd.	115,369	604,732
Mahindra & Mahindra Ltd.	106,029	2,201,260
Marico Ltd.	158,256	775,413
Maruti Suzuki India Ltd.	31,487	3,193,657
MindTree Ltd.	50,698	382,461

Security	Shares	Value
Motherson Sumi Systems Ltd.	145,426	$907,076
NCC Ltd./India	277,567	411,842
Nestle India Ltd.	7,978	830,633
NTPC Ltd.	509,755	1,303,508
Oil & Natural Gas Corp. Ltd.	353,866	1,026,173
Page Industries Ltd.	2,731	617,060
Piramal Enterprises Ltd.	24,453	948,908
Power Finance Corp. Ltd.	224,001	557,130
Reliance Communications Ltd.[b]	560,160	299,541
Reliance Industries Ltd.	338,691	7,345,588
Reliance Infrastructure Ltd.	41,660	386,131
Sadbhav Engineering Ltd.	68,310	354,770
Shree Cement Ltd.	3,403	1,015,004
Shriram Transport Finance Co. Ltd.	49,011	791,315
Siemens Ltd.	33,319	679,769
SRF Ltd.	13,386	368,599
State Bank of India	452,361	2,037,488
Strides Shasun Ltd.	22,724	378,975
Sun Pharmaceuticals Industries Ltd.	271,468	2,708,983
Symphony Ltd.	15,304	342,276
Tata Consultancy Services Ltd.	125,382	4,430,469
Tata Global Beverages Ltd.	198,888	473,337
Tata Motors Ltd.	444,362	3,169,870
Tata Motors Ltd. Class A	74,476	324,161
Tata Power Co. Ltd.	452,446	592,899
Tata Steel Ltd.	91,285	637,491
Tech Mahindra Ltd.	140,350	909,668
Titan Co. Ltd.	120,694	882,269
Ultratech Cement Ltd.	27,875	1,841,124
United Spirits Ltd.[b]	22,402	653,273
UPL Ltd.	109,545	1,372,761
Vedanta Ltd.	565,163	2,139,677
Wipro Ltd.	184,637	1,418,574
Yes Bank Ltd.	76,431	1,936,913
Zee Entertainment Enterprises Ltd.	195,210	1,598,731

		126,530,650
INDONESIA — 0.58%
Adaro Energy Tbk PT	4,698,300	625,664
Astra International Tbk PT	5,309,100	3,564,892
Bank Central Asia Tbk PT	3,413,600	4,545,832
Bank Danamon Indonesia Tbk PT	1,142,000	416,394
Bank Mandiri Persero Tbk PT	2,529,500	2,220,358

108

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Bank Negara Indonesia Persero Tbk PT	2,248,700	$1,075,509
Bank Rakyat Indonesia Persero Tbk PT	2,957,800	2,862,602
Bank Tabungan Negara Persero Tbk PT	2,689,093	464,019
Bumi Serpong Damai Tbk PT	3,107,300	417,291
Charoen Pokphand Indonesia Tbk PT	2,240,300	536,166
Ciputra Development Tbk PT	4,727,496	453,987
Gudang Garam Tbk PT	136,000	677,500
Hanjaya Mandala Sampoerna Tbk PT	2,611,000	748,295
Indocement Tunggal Prakarsa Tbk PT	474,700	603,659
Indofood CBP Sukses Makmur Tbk PT	791,000	520,746
Indofood Sukses Makmur Tbk PT	1,204,100	756,571
Japfa Comfeed Indonesia Tbk PT	1,932,600	212,413
Jasa Marga Persero Tbk PT	943,238	328,354
Kalbe Farma Tbk PT	6,351,400	755,268
Lippo Karawaci Tbk PT	7,204,200	426,988
Matahari Department Store Tbk PT	800,900	877,271
Media Nusantara Citra Tbk PT	1,870,600	256,122
Mitra Adiperkasa Tbk PTb	593,000	281,396
Perusahaan Gas Negara Persero Tbk PT	3,253,000	593,052
Semen Indonesia Persero Tbk PT	898,800	595,087
Summarecon Agung Tbk PT	3,379,800	344,852
Surya Citra Media Tbk PT	2,062,500	442,550
Telekomunikasi Indonesia Persero Tbk PT	13,351,000	4,377,213
Tower Bersama Infrastructure Tbk PT	1,034,300	453,947
Unilever Indonesia Tbk PT	399,100	1,332,429
United Tractors Tbk PT	531,300	1,072,246
XL Axiata Tbk PTb	1,357,300	326,876

		33,165,549
IRELAND — 0.36%
Bank of Ireland[b]	7,098,927	1,785,717
C&C Group PLC	107,295	442,469
CRH PLC	210,363	7,668,277
Glanbia PLC	49,210	960,283
Hibernia REIT PLC	251,594	349,316
Irish Continental Group PLC	78,575	453,490
Kerry Group PLC Class A	40,395	3,299,989
Kingspan Group PLC	37,910	1,318,343
Origin Enterprises PLC	52,698	427,522

Security	Shares	Value
Paddy Power Betfair PLC	20,582	$2,292,826
Smurfit Kappa Group PLC	58,564	1,568,184

		20,566,416
ISRAEL — 0.54%
Azrieli Group Ltd.	16,378	870,990
Bank Hapoalim BM	302,152	1,899,015
Bank Leumi Le-Israel BMb	416,769	1,925,099
Bezeq The Israeli Telecommunication Corp. Ltd.	637,505	1,069,215
Caesarstone Ltd.[b]	9,148	363,176
Check Point Software Technologies Ltd.[a,b]	35,211	3,662,296
CyberArk Software Ltd.[b]	7,566	400,317
Delek Group Ltd.	1,636	368,849
Elbit Systems Ltd.	7,942	936,650
Frutarom Industries Ltd.	12,462	729,525
Gazit-Globe Ltd.	37,700	381,713
Israel Chemicals Ltd.	155,959	665,672
Israel Corp. Ltd. (The)[b]	1,614	290,718
Israel Discount Bank Ltd. Class Ab	348,915	845,358
Kenon Holdings Ltd./Singapore[b]	18,139	224,849
Mizrahi Tefahot Bank Ltd.	57,870	930,780
Mobileye NVb	47,726	2,955,194
Nice Ltd.	18,824	1,268,888
Oil Refineries Ltd.	1,043,472	407,040
Paz Oil Co. Ltd.	3,610	587,613
Strauss Group Ltd.	25,238	440,231
Taro Pharmaceutical Industries Ltd.[a,b]	6,651	777,169
Teva Pharmaceutical Industries Ltd. ADR	238,029	7,516,956
Tower Semiconductor Ltd.[b]	31,508	679,742
Wix.com Ltd.[a,b]	8,570	706,596

		30,903,651
ITALY — 1.67%
A2A SpA	525,490	781,097
Anima Holding SpA[c]	93,490	610,835
Ansaldo STS SpA	52,484	704,118
Assicurazioni Generali SpA	300,697	4,757,760
Atlantia SpA	108,731	2,756,412
Autogrill SpA	55,651	632,676

109

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Azimut Holding SpA	32,662	$637,366
Banca Generali SpA	18,238	524,112
Banca Mediolanum SpA	73,428	561,715
Banca Monte dei Paschi di Siena SpA[b]	5,870	91,689
Banca Popolare di Sondrio SCPA	183,517	683,056
Banco BPM SpA	32,166	93,522
Beni Stabili SpA SIIQ	617,735	392,174
BPER Banca	136,602	746,739
Brembo SpA	10,095	793,141
Buzzi Unicem SpA	28,618	735,460
Cerved Information Solutions SpA	74,639	796,526
CIR-Compagnie Industriali Riunite SpA	251,408	404,086
CNH Industrial NV	269,337	2,971,073
Credito Emiliano SpA	44,812	312,795
Danieli & C Officine Meccaniche SpA	15,248	381,069
Davide Campari-Milano SpA	79,936	945,323
De' Longhi SpA	19,706	600,848
DiaSorin SpA	7,594	568,941
Ei Towers SpA	10,018	578,182
Enel SpA	1,952,729	9,279,713
Eni SpA	640,122	9,947,056
ERG SpA	30,986	384,661
EXOR NV	29,955	1,681,535
Ferrari NV	33,856	2,545,700
Fiat Chrysler Automobiles NVa,b	239,848	2,713,685
FinecoBank Banca Fineco SpA	134,858	958,954
Hera SpA	274,910	786,128
Interpump Group SpA	26,856	712,112
Intesa Sanpaolo SpA	3,242,754	9,442,419
Italgas SpA[b]	152,976	691,320
Leonardo SpA[b]	31,881	500,964
Luxottica Group SpA	45,677	2,646,166
Mediaset SpA[a]	205,656	840,705
Mediobanca SpA	154,110	1,480,994
Moncler SpA	41,907	1,034,080
Piaggio & C SpA	192,734	398,768
Poste Italiane SpA[c]	166,473	1,140,256
Prysmian SpA	52,577	1,517,796
Recordati SpA	32,171	1,191,459
Saipem SpA[a,b]	1,600,353	689,414
Salvatore Ferragamo SpA[a]	17,835	571,184
Snam SpA	660,790	2,920,003

Security	Shares	Value
Societa Cattolica di Assicurazioni Scrl	58,834	$522,469
Societa Iniziative Autostradali e Servizi SpA	35,789	360,495
Telecom Italia SpA/Milano[b]	3,071,304	2,725,764
Tenaris SA	122,221	1,913,871
Terna Rete Elettrica Nazionale SpA	414,992	2,092,322
Tod's SpA[a]	5,085	392,872
UniCredit SpA[b]	489,534	7,964,184
Unione di Banche Italiane SpA	254,733	1,072,395
Unipol Gruppo Finanziario SpA	142,501	634,982
UnipolSai Assicurazioni SpA	341,524	784,714
Yoox Net-A-Porter Group SpA[a,b]	18,760	498,460

		96,098,315
JAPAN — 16.78%
77 Bank Ltd. (The)	110,000	475,644
ABC-Mart Inc.	10,000	555,306
Acom Co. Ltd.[a,b]	114,000	506,235
Activia Properties Inc.	162	771,705
Adastria Co. Ltd.	11,100	275,732
ADEKA Corp.	36,300	535,691
Advance Residence Investment Corp.	377	992,977
Advantest Corp.	48,600	907,299
Aeon Co. Ltd.	162,800	2,414,908
Aeon Delight Co. Ltd.	11,300	344,667
AEON Financial Service Co. Ltd.	30,700	589,654
Aeon Mall Co. Ltd.	34,500	585,884
Aica Kogyo Co. Ltd.	24,000	684,669
Aichi Bank Ltd. (The)	5,700	314,479
Aiful Corp.[a,b]	115,000	346,640
Ain Holdings Inc.	7,600	526,348
Air Water Inc.	42,800	823,978
Aisin Seiki Co. Ltd.	49,700	2,429,936
Ajinomoto Co. Inc.	143,000	2,782,515
Alfresa Holdings Corp.	48,300	871,367
Alps Electric Co. Ltd.	50,200	1,474,881
Amada Holdings Co. Ltd.	93,600	1,111,747
Amano Corp.	28,100	599,964
ANA Holdings Inc.	358,000	1,077,501
Anritsu Corp.	49,300	398,487
Aoyama Trading Co. Ltd.	15,400	549,852
Aozora Bank Ltd.	272,000	990,688
Arcs Co. Ltd.	17,300	370,925

110

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Ariake Japan Co. Ltd.	7,700	$486,992
Asahi Diamond Industrial Co. Ltd.	64,400	493,963
Asahi Glass Co. Ltd.	260,000	2,253,162
Asahi Group Holdings Ltd.	100,500	3,791,177
Asahi Intecc Co. Ltd.	14,400	639,455
Asahi Kasei Corp.	329,000	3,135,933
Asatsu-DK Inc.	15,000	388,894
Asics Corp.	44,000	778,003
Astellas Pharma Inc.	559,700	7,370,948
Avex Group Holdings Inc.	30,800	452,592
Awa Bank Ltd. (The)	77,000	508,406
Azbil Corp.	19,800	666,099
Bandai Namco Holdings Inc.	52,400	1,642,935
Bank of Kyoto Ltd. (The)	77,000	609,258
Bank of Nagoya Ltd. (The)	10,900	399,937
Benesse Holdings Inc.	18,800	567,525
BIC Camera Inc.	33,700	335,277
Bridgestone Corp.	167,400	6,980,131
Brother Industries Ltd.	65,700	1,350,307
Calbee Inc.	23,800	830,555
Canon Electronics Inc.	27,900	519,105
Canon Inc.	257,900	8,551,165
Canon Marketing Japan Inc.	14,800	311,747
Capcom Co. Ltd.	16,700	360,158
Casio Computer Co. Ltd.	55,900	787,825
Central Glass Co. Ltd.	73,000	315,654
Central Japan Railway Co.	36,100	6,051,211
Chiba Bank Ltd. (The)	187,000	1,251,476
Chiyoda Co. Ltd.	12,200	304,371
Chiyoda Corp.	55,000	365,614
Chubu Electric Power Co. Inc.	169,800	2,281,112
Chugai Pharmaceutical Co. Ltd.	59,400	2,104,871
Chugoku Bank Ltd. (The)	50,000	741,904
Chugoku Electric Power Co. Inc. (The)	72,600	791,325
Ci:z Holdings Co. Ltd.	10,800	316,821
Citizen Watch Co. Ltd.	89,100	590,696
Coca-Cola Bottlers Japan Inc.	34,775	1,034,172
Cocokara fine Inc.	8,400	397,129
COLOPL Inc.[a]	21,900	202,163
Colowide Co. Ltd.[a]	33,800	554,894
COMSYS Holdings Corp.	32,300	614,879
Concordia Financial Group Ltd.	309,600	1,422,599
COOKPAD Inc.[a]	21,000	167,103
Cosmo Energy Holdings Co. Ltd.	25,700	407,391

Security	Shares	Value
Cosmos Pharmaceutical Corp.	3,100	$627,676
Credit Saison Co. Ltd.	36,300	660,740
CyberAgent Inc.	30,800	956,024
CYBERDYNE Inc.[a,b]	33,200	469,095
Dai Nippon Printing Co. Ltd.	129,000	1,435,005
Dai-ichi Life Holdings Inc.	283,800	4,827,171
Daicel Corp.	73,200	839,892
Daido Steel Co. Ltd.	89,000	495,820
Daifuku Co. Ltd.	32,300	816,265
Daiichi Sankyo Co. Ltd.	152,800	3,389,920
Daiichikosho Co. Ltd.	11,600	503,149
Daikin Industries Ltd.	60,400	5,865,524
Daikyo Inc.	135,000	280,972
Daio Paper Corp.[a]	35,000	443,662
Daiseki Co. Ltd.	22,700	506,051
Daishi Bank Ltd. (The)	104,000	417,045
Daito Trust Construction Co. Ltd.	18,800	2,765,946
Daiwa House Industry Co. Ltd.	146,300	4,345,558
Daiwa House REIT Investment Corp.	381	963,181
Daiwa Office Investment Corp.	99	482,255
Daiwa Securities Group Inc.	418,000	2,539,799
DCM Holdings Co. Ltd.	41,500	361,501
DeNA Co. Ltd.	30,200	646,698
Denka Co. Ltd.	130,000	669,418
Denso Corp.	121,700	5,239,421
Dentsu Inc.	56,600	3,188,732
DIC Corp.	22,700	807,441
Disco Corp.	8,000	1,264,555
DMG Mori Co. Ltd.	31,300	516,098
Don Quijote Holdings Co. Ltd.	32,600	1,188,831
Doutor Nichires Holdings Co. Ltd.	20,500	434,754
Dowa Holdings Co. Ltd.	71,000	528,662
Duskin Co. Ltd.	21,900	491,164
DyDo Group Holdings Inc.	10,100	485,655
Earth Chemical Co. Ltd.	10,000	541,850
East Japan Railway Co.	82,400	7,358,120
Ebara Corp.	26,600	810,146
Eisai Co. Ltd.	64,900	3,407,148
Electric Power Development Co. Ltd.	37,200	862,672
Exedy Corp.	17,600	479,986
Ezaki Glico Co. Ltd.	13,800	726,707
FamilyMart UNY Holdings Co. Ltd.	22,100	1,249,036

111

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Fancl Corp.[a]	17,600	$296,044
FANUC Corp.	49,600	10,080,632
Fast Retailing Co. Ltd.	13,800	4,501,373
FCC Co. Ltd.	14,400	274,384
Frontier Real Estate Investment Corp.	129	563,008
Fuji Co. Ltd./Ehime	13,600	336,858
Fuji Electric Co. Ltd.	160,000	877,007
Fuji Machine Manufacturing Co. Ltd.	30,800	390,975
Fuji Seal International Inc.	22,600	538,086
Fuji Soft Inc.	16,000	422,140
FUJIFILM Holdings Corp.	110,900	4,112,861
Fujikura Ltd.	79,700	598,447
Fujitsu Ltd.	491,000	3,060,436
Fukuoka Financial Group Inc.	205,000	934,242
Furukawa Electric Co. Ltd.	20,400	825,370
Fuyo General Lease Co. Ltd.	8,800	410,514
Global One Real Estate Investment Corp.	150	516,731
Glory Ltd.	18,300	613,995
GLP J-REIT	705	794,999
GMO Internet Inc.	27,000	320,454
GMO Payment Gateway Inc.[a]	7,200	322,957
Gree Inc.	35,800	287,441
GS Yuasa Corp.	125,000	578,631
GungHo Online Entertainment Inc.[a]	142,700	320,041
Gunma Bank Ltd. (The)	98,400	527,884
Gunze Ltd.	103,000	416,731
Hachijuni Bank Ltd. (The)	108,800	642,239
Hakuhodo DY Holdings Inc.	60,700	738,942
Hamamatsu Photonics KK	38,500	1,131,134
Hankyu Hanshin Holdings Inc.	58,300	1,924,679
Hanwa Co. Ltd.	79,000	559,882
Haseko Corp.	78,600	896,916
Hazama Ando Corp.	74,800	532,129
Heiwa Corp.	20,500	527,994
Heiwa Real Estate Co. Ltd.	28,400	452,484
Heiwa Real Estate REIT Inc.	546	413,406
Hikari Tsushin Inc.	6,500	623,935
Hino Motors Ltd.	67,900	850,958
Hirose Electric Co. Ltd.	8,500	1,141,518
Hiroshima Bank Ltd. (The)	147,000	634,314
HIS Co. Ltd.[a]	14,900	355,290

Security	Shares	Value
Hisamitsu Pharmaceutical Co. Inc.	18,200	$930,654
Hitachi Capital Corp.	16,200	396,607
Hitachi Chemical Co. Ltd.	29,100	832,771
Hitachi Construction Machinery Co. Ltd.	32,500	837,064
Hitachi High-Technologies Corp.	20,800	829,425
Hitachi Ltd.	1,249,000	6,892,078
Hitachi Metals Ltd.	58,600	820,621
Hitachi Zosen Corp.	81,200	471,305
Hogy Medical Co. Ltd.	8,000	513,860
Hokkaido Electric Power Co. Inc.	64,400	467,387
Hokkoku Bank Ltd. (The)	130,000	487,485
Hokuetsu Kishu Paper Co. Ltd.	49,700	346,433
Hokuhoku Financial Group Inc.	35,300	554,185
Hokuriku Electric Power Co.	52,900	488,804
Hokuto Corp.	29,200	548,008
Honda Motor Co. Ltd.	417,600	12,108,040
HORIBA Ltd.	12,700	748,533
Hoshizaki Corp.	14,200	1,183,439
House Foods Group Inc.	19,400	431,266
Hoya Corp.	100,900	4,819,159
Hulic Co. Ltd.	81,700	769,579
Hyakugo Bank Ltd. (The)	97,000	391,585
Hyakujushi Bank Ltd. (The)	114,000	377,375
Ibiden Co. Ltd.	30,700	539,804
IBJ Leasing Co. Ltd.	21,800	473,666
Idemitsu Kosan Co. Ltd.	26,900	860,308
IHI Corp.[b]	389,000	1,319,117
Iida Group Holdings Co. Ltd.	42,100	670,004
Inaba Denki Sangyo Co. Ltd.	14,700	534,090
Industrial & Infrastructure Fund Investment Corp.[a]	125	551,718
INPEX Corp.	246,700	2,364,752
Internet Initiative Japan Inc.	17,900	327,104
Invincible Investment Corp.	1,069	409,494
Isetan Mitsukoshi Holdings Ltd.	89,400	976,046
Isuzu Motors Ltd.	158,500	2,149,924
Ito EN Ltd.	17,600	637,876
ITOCHU Corp.	380,300	5,376,808
Itochu Techno-Solutions Corp.	16,500	480,331
Itoham Yonekyu Holdings Inc.	44,400	410,661
Iwatani Corp.	85,000	500,987
Iyo Bank Ltd. (The)	65,500	464,793
Izumi Co. Ltd.	13,300	665,776

112

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
J Front Retailing Co. Ltd.	67,300	$969,019
Jaccs Co. Ltd.	62,000	265,865
Jafco Co. Ltd.	13,000	462,995
Japan Airlines Co. Ltd.	32,600	1,029,443
Japan Airport Terminal Co. Ltd.[a]	14,500	503,409
Japan Aviation Electronics Industry Ltd.	18,000	246,093
Japan Excellent Inc.	422	494,043
Japan Exchange Group Inc.	137,500	1,925,518
Japan Hotel REIT Investment Corp.	1,097	746,948
Japan Logistics Fund Inc.	283	603,980
Japan Post Bank Co. Ltd.	86,400	1,075,059
Japan Post Holdings Co. Ltd.	100,800	1,248,810
Japan Prime Realty Investment Corp.	212	795,927
Japan Real Estate Investment Corp.	333	1,753,575
Japan Rental Housing Investments Inc.	627	450,549
Japan Retail Fund Investment Corp.	631	1,232,904
Japan Securities Finance Co. Ltd.	100,000	525,702
Japan Steel Works Ltd. (The)	21,300	341,656
Japan Tobacco Inc.	277,500	9,225,935
JFE Holdings Inc.	136,800	2,332,362
JGC Corp.	54,800	956,186
JSR Corp.	50,100	915,077
JTEKT Corp.	61,500	967,713
Juroku Bank Ltd. (The)	113,000	358,859
JVC Kenwood Corp.	150,700	401,524
JXTG Holdings Inc.	792,000	3,574,551
K's Holdings Corp.	23,400	450,283
Kadokawa Dwango[b]	25,318	350,232
Kagome Co. Ltd.	26,800	729,685
Kajima Corp.	234,000	1,589,109
Kakaku.com Inc.	40,600	585,307
Kaken Pharmaceutical Co. Ltd.	9,400	557,406
Kamigumi Co. Ltd.	60,000	544,721
Kanamoto Co. Ltd.	11,300	306,145
Kaneka Corp.	79,000	622,248
Kanematsu Corp.	275,000	560,016
Kansai Electric Power Co. Inc. (The)	188,200	2,544,338
Kansai Paint Co. Ltd.	58,500	1,295,218
Kao Corp.	128,600	7,092,785
Kawasaki Heavy Industries Ltd.	352,000	1,064,179
Kawasaki Kisen Kaisha Ltd.[a,b]	257,000	675,527

Security	Shares	Value
KDDI Corp.	469,800	$12,456,212
Keihan Holdings Co. Ltd.	140,000	880,416
Keihin Corp.	28,600	449,256
Keikyu Corp.	126,000	1,445,716
Keio Corp.	146,000	1,168,314
Keisei Electric Railway Co. Ltd.	38,200	908,479
Keiyo Bank Ltd. (The)	98,000	426,393
Kenedix Inc.	103,100	475,405
Kenedix Office Investment Corp.	120	680,362
Kewpie Corp.	31,100	790,683
Keyence Corp.	25,200	10,127,927
Kikkoman Corp.	38,200	1,173,724
Kinden Corp.	45,200	684,062
Kintetsu Group Holdings Co. Ltd.	446,000	1,628,438
Kirin Holdings Co. Ltd.	214,700	4,171,887
Kisoji Co. Ltd.[a]	25,700	602,210
Kissei Pharmaceutical Co. Ltd.	15,800	412,186
Kiyo Bank Ltd. (The)	28,600	446,434
Kobayashi Pharmaceutical Co. Ltd.	13,900	728,232
Kobe Steel Ltd.[b]	83,600	742,478
Koito Manufacturing Co. Ltd.	29,300	1,511,393
Kokuyo Co. Ltd.	34,900	453,352
Komatsu Ltd.	238,800	6,366,857
Komeri Co. Ltd.	13,800	338,470
Konami Holdings Corp.	26,200	1,089,414
Konica Minolta Inc.	118,600	1,048,004
Kose Corp.	7,900	749,107
Kubota Corp.	274,500	4,316,843
Kuraray Co. Ltd.	93,500	1,508,146
Kureha Corp.	9,900	438,737
Kurita Water Industries Ltd.	29,200	753,379
KYB Corp.	78,000	384,857
Kyocera Corp.	80,700	4,568,198
KYORIN Holdings Inc.	19,700	412,132
Kyowa Exeo Corp.	31,400	474,366
Kyowa Hakko Kirin Co. Ltd.	73,600	1,262,431
Kyudenko Corp.	13,500	386,943
Kyushu Electric Power Co. Inc.	118,900	1,282,119
Kyushu Financial Group Inc.	94,400	587,724
Lawson Inc.	13,500	896,205

113

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Leopalace21 Corp.	89,700	$476,383
LINE Corp.[a,b]	13,900	481,955
Lintec Corp.	17,200	378,656
Lion Corp.	65,400	1,180,450
LIXIL Group Corp.	69,600	1,737,659
M3 Inc.	53,400	1,364,821
Mabuchi Motor Co. Ltd.	14,200	801,274
Makino Milling Machine Co. Ltd.	50,000	444,963
Makita Corp.	57,300	2,043,308
Mandom Corp.	10,900	517,278
Marubeni Corp.	423,800	2,609,638
Maruha Nichiro Corp.	18,200	520,023
Marui Group Co. Ltd.	57,500	787,162
Maruichi Steel Tube Ltd.	16,800	476,254
Matsui Securities Co. Ltd.	46,500	378,775
Matsumotokiyoshi Holdings Co. Ltd.	12,400	621,835
Mazda Motor Corp.	147,300	2,159,220
MCUBS MidCity Investment Corp.	124	370,432
Mebuki Financial Group Inc.	259,250	1,016,347
Medipal Holdings Corp.	44,000	727,873
Megachips Corp.[b]	10,200	268,749
MEGMILK SNOW BRAND Co. Ltd.	15,900	474,276
Meidensha Corp.	89,000	324,957
MEIJI Holdings Co. Ltd.	30,000	2,545,977
Meitec Corp.	12,700	548,583
MINEBEA MITSUMI Inc.	102,472	1,480,958
Miraca Holdings Inc.	16,300	751,610
Mirait Holdings Corp.	30,800	319,964
Misawa Homes Co. Ltd.	35,800	331,119
MISUMI Group Inc.	76,400	1,446,850
Mitsubishi Chemical Holdings Corp.	367,300	2,874,278
Mitsubishi Corp.	384,400	8,288,377
Mitsubishi Electric Corp.	497,400	6,934,239
Mitsubishi Estate Co. Ltd.	323,500	6,181,529
Mitsubishi Gas Chemical Co. Inc.	55,000	1,175,294
Mitsubishi Heavy Industries Ltd.	815,000	3,260,877
Mitsubishi Logistics Corp.	32,000	413,385
Mitsubishi Materials Corp.	28,700	853,508
Mitsubishi Motors Corp.	172,300	1,102,089
Mitsubishi Tanabe Pharma Corp.	61,900	1,256,103
Mitsubishi UFJ Financial Group Inc.	3,281,100	20,875,178

Security	Shares	Value
Mitsubishi UFJ Lease & Finance Co. Ltd.	133,310	$696,030
Mitsui & Co. Ltd.	429,300	6,058,033
Mitsui Chemicals Inc.	245,000	1,252,803
Mitsui Engineering & Shipbuilding Co. Ltd.	251,000	385,045
Mitsui Fudosan Co. Ltd.	229,300	5,038,758
Mitsui Mining & Smelting Co. Ltd.	157,000	529,577
Mitsui OSK Lines Ltd.	303,000	926,913
Miura Co. Ltd.	30,800	515,866
Mixi Inc.	12,800	709,644
Mizuho Financial Group Inc.	6,107,900	11,156,082
MonotaRO Co. Ltd.[a]	18,500	601,619
Mori Hills REIT Investment Corp.	411	533,891
MORI TRUST Sogo REIT Inc.	322	502,917
Morinaga & Co. Ltd./Japan	13,000	614,605
Morinaga Milk Industry Co. Ltd.	66,000	521,037
MOS Food Services Inc.	20,800	652,158
MS&AD Insurance Group Holdings Inc.	134,300	4,375,864
Murata Manufacturing Co. Ltd.	49,400	6,623,154
Musashi Seimitsu Industry Co. Ltd.	18,100	444,259
Musashino Bank Ltd. (The)	13,200	383,673
Nabtesco Corp.	33,500	949,673
Nachi-Fujikoshi Corp.	77,000	410,317
Nagase & Co. Ltd.	42,000	608,505
Nagoya Railroad Co. Ltd.	238,000	1,093,173
Nankai Electric Railway Co. Ltd.	156,000	766,915
Nanto Bank Ltd. (The)	10,800	408,379
NEC Corp.	659,000	1,637,598
NEC Networks & System Integration Corp.	19,700	411,602
NET One Systems Co. Ltd.	59,100	539,201
Nexon Co. Ltd.	51,100	868,705
NGK Insulators Ltd.	67,200	1,435,392
NGK Spark Plug Co. Ltd.	50,400	1,090,109
NH Foods Ltd.	45,000	1,279,717
NHK Spring Co. Ltd.	67,700	754,922
Nichi-Iko Pharmaceutical Co. Ltd.	24,600	381,568
Nichias Corp.	46,000	469,615
NichiiGakkan Co. Ltd.	38,700	293,366
Nichirei Corp.	37,400	931,058
Nidec Corp.	61,900	5,675,231
Nifco Inc./Japan	13,700	683,341

114

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Nihon Kohden Corp.	23,300	$526,952
Nihon M&A Center Inc.	21,000	717,772
Nikkon Holdings Co. Ltd.	21,000	439,141
Nikon Corp.	85,200	1,215,287
Nintendo Co. Ltd.	29,400	7,396,815
Nippon Accommodations Fund Inc.	152	653,162
Nippon Building Fund Inc.	353	1,877,895
Nippon Electric Glass Co. Ltd.	119,000	737,678
Nippon Express Co. Ltd.	217,000	1,191,388
Nippon Flour Mills Co. Ltd.	26,400	395,751
Nippon Kayaku Co. Ltd.	50,000	682,695
Nippon Light Metal Holdings Co. Ltd.	210,500	470,212
Nippon Paint Holdings Co. Ltd.	42,800	1,641,428
Nippon Paper Industries Co. Ltd.	30,200	570,839
Nippon Prologis REIT Inc.	407	860,589
Nippon Sheet Glass Co. Ltd.[b]	39,400	306,448
Nippon Shinyaku Co. Ltd.	16,400	870,979
Nippon Shokubai Co. Ltd.	7,300	490,509
Nippon Soda Co. Ltd.	44,000	238,414
Nippon Steel & Sumitomo Metal Corp.	209,100	4,709,299
Nippon Suisan Kaisha Ltd.	87,700	422,489
Nippon Telegraph & Telephone Corp.	175,700	7,516,940
Nippon Yusen KKb	439,000	882,175
Nipro Corp.	43,200	654,956
Nishi-Nippon Financial Holdings Inc.	34,100	324,878
Nishi-Nippon Railroad Co. Ltd.	113,000	477,465
Nishimatsu Construction Co. Ltd.	110,000	559,523
Nishimatsuya Chain Co. Ltd.	34,900	371,010
Nissan Chemical Industries Ltd.	34,500	1,069,324
Nissan Motor Co. Ltd.	590,300	5,605,388
Nissan Shatai Co. Ltd.	30,000	282,049
Nissha Printing Co. Ltd.[a]	11,200	278,518
Nisshin OilliO Group Ltd. (The)	92,000	544,721
Nisshin Seifun Group Inc.	51,200	784,972
Nisshin Steel Co. Ltd.	19,300	235,818
Nisshinbo Holdings Inc.	44,400	453,679
Nissin Foods Holdings Co. Ltd.	15,600	892,868
Nissin Kogyo Co. Ltd.	24,500	420,678
Nitori Holdings Co. Ltd.	21,800	2,837,696
Nitto Boseki Co. Ltd.	76,000	383,852

Security	Shares	Value
Nitto Denko Corp.	42,600	$3,205,987
Nitto Kogyo Corp.	39,000	561,541
NOF Corp.	52,000	585,915
NOK Corp.	26,700	634,984
Nomura Holdings Inc.	943,200	5,660,723
Nomura Real Estate Holdings Inc.	30,200	510,152
Nomura Real Estate Master Fund Inc.	1,063	1,532,467
Nomura Research Institute Ltd.	34,640	1,205,734
Noritz Corp.	13,700	266,577
North Pacific Bank Ltd.	106,900	407,576
NSK Ltd.	117,400	1,600,861
NTN Corp.	128,000	651,081
NTT Data Corp.	34,100	1,581,565
NTT DOCOMO Inc.	352,700	8,505,047
NTT Urban Development Corp.	36,100	325,473
Obayashi Corp.	169,300	1,641,817
Obic Co. Ltd.	19,300	1,042,307
Odakyu Electric Railway Co. Ltd.	75,400	1,462,410
Ogaki Kyoritsu Bank Ltd. (The)	134,000	390,688
Oiles Corp.	28,400	515,924
Oita Bank Ltd. (The)	149,000	576,110
Oji Holdings Corp.	236,000	1,141,150
Okasan Securities Group Inc.	69,000	401,731
Oki Electric Industry Co. Ltd.	27,300	407,528
Okinawa Electric Power Co. Inc. (The)	17,000	414,668
OKUMA Corp.	43,000	450,175
Okumura Corp.	84,000	519,207
Olympus Corp.	75,600	2,909,518
Omron Corp.	50,500	2,113,416
Ono Pharmaceutical Co. Ltd.	111,200	2,291,436
Oracle Corp. Japan	12,000	691,128
Orient Corp.[a]	119,200	212,800
Oriental Land Co. Ltd./Japan	55,900	3,209,473
ORIX Corp.	339,200	5,176,094
Orix JREIT Inc.	617	978,609
Osaka Gas Co. Ltd.	466,000	1,744,521
OSG Corp.[a]	32,600	671,185
Otsuka Corp.	16,200	867,624
Otsuka Holdings Co. Ltd.	101,200	4,654,637
Pacific Metals Co. Ltd.[b]	97,000	315,009
Panasonic Corp.	568,200	6,782,005
Paramount Bed Holdings Co. Ltd.	8,600	360,680
Park24 Co. Ltd.	31,400	809,859

115

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Penta-Ocean Construction Co. Ltd.	106,200	$537,336
PeptiDream Inc.[a,b]	10,300	616,318
Pigeon Corp.	30,300	937,786
Pilot Corp.	10,200	414,058
Pioneer Corp.[b]	146,600	264,346
Pola Orbis Holdings Inc.	27,200	626,622
Premier Investment Corp.	444	477,578
Press Kogyo Co. Ltd.	88,800	430,179
Rakuten Inc.[a]	243,100	2,488,357
Recruit Holdings Co. Ltd.	98,700	4,985,027
Relia Inc.	30,400	300,264
Relo Group Inc.	36,000	591,011
Rengo Co. Ltd.	65,400	395,439
Resona Holdings Inc.	575,900	3,202,142
Resorttrust Inc.	26,800	461,132
Ricoh Co. Ltd.	159,500	1,327,855
Ricoh Leasing Co. Ltd.	15,400	498,735
Rinnai Corp.	9,600	797,488
Rohm Co. Ltd.	24,800	1,739,804
Rohto Pharmaceutical Co. Ltd.	32,400	604,285
Royal Holdings Co. Ltd.	30,100	590,011
Ryohin Keikaku Co. Ltd.	6,400	1,443,402
Ryosan Co. Ltd.	15,400	503,570
Saizeriya Co. Ltd.	13,200	370,647
San-in Godo Bank Ltd. (The)	46,300	376,315
Sangetsu Corp.	24,500	432,107
Sankyo Co. Ltd.	7,700	268,364
Sankyo Tateyama Inc.	33,200	485,476
Sankyu Inc.	90,000	572,441
Sanrio Co. Ltd.	14,600	266,800
Santen Pharmaceutical Co. Ltd.	101,400	1,425,440
Sanwa Holdings Corp.	71,100	716,294
Sapporo Holdings Ltd.	22,000	614,784
Sawai Pharmaceutical Co. Ltd.	10,900	595,506
SBI Holdings Inc./Japan	58,700	813,596
SCREEN Holdings Co. Ltd.	11,600	841,877
SCSK Corp.	14,900	599,502
Secom Co. Ltd.	52,600	3,815,588
Sega Sammy Holdings Inc.	49,300	662,080
Seibu Holdings Inc.	46,900	818,762
Seiko Epson Corp.	71,700	1,466,547
Seino Holdings Co. Ltd.	46,300	536,228
Sekisui Chemical Co. Ltd.	107,800	1,808,433
Sekisui House Ltd.	151,800	2,518,652

Security	Shares	Value
Sekisui House SI Residential Investment Corp.	471	$496,901
Senshu Ikeda Holdings Inc.	120,700	508,917
Seria Co. Ltd.	13,000	583,117
Seven & I Holdings Co. Ltd.	191,500	8,091,549
Seven Bank Ltd.	180,500	605,607
Sharp Corp./Japan[a,b]	391,000	1,410,083
Shiga Bank Ltd. (The)	103,000	537,777
Shikoku Electric Power Co. Inc.	54,500	654,665
Shimachu Co. Ltd.	17,300	399,947
Shimadzu Corp.	65,000	1,102,090
Shimamura Co. Ltd.	6,500	889,836
Shimano Inc.	19,500	2,979,142
Shimizu Corp.	143,000	1,371,373
Shin-Etsu Chemical Co. Ltd.	99,700	8,661,477
Shinko Electric Industries Co. Ltd.	58,800	419,887
Shinmaywa Industries Ltd.	44,000	370,647
Shinsei Bank Ltd.	476,000	888,203
Shionogi & Co. Ltd.	79,500	4,088,755
Ship Healthcare Holdings Inc.	18,000	483,951
Shiseido Co. Ltd.	98,500	2,665,076
Shizuoka Bank Ltd. (The)	137,000	1,155,288
SHO-BOND Holdings Co. Ltd.	10,800	494,124
Showa Corp.[b]	41,700	355,387
Showa Denko KKb	40,400	771,250
Showa Shell Sekiyu KK	53,500	516,906
SKY Perfect JSAT Holdings Inc.	67,400	308,975
SMC Corp./Japan	14,800	4,167,686
SoftBank Group Corp.	213,000	16,131,210
Sohgo Security Services Co. Ltd.	20,200	881,609
Sojitz Corp.	313,000	794,644
Sompo Holdings Inc.	93,800	3,539,273
Sony Corp.	325,700	10,983,281
Sony Financial Holdings Inc.	51,000	847,331
Sosei Group Corp.[a,b]	5,100	523,863
Sotetsu Holdings Inc.	127,000	590,168
Square Enix Holdings Co. Ltd.	25,900	745,842
Stanley Electric Co. Ltd.	42,000	1,228,313
Start Today Co. Ltd.	49,400	1,054,741
Subaru Corp.	159,000	6,007,966
Sugi Holdings Co. Ltd.	11,700	580,434
Sumco Corp.	55,300	966,894
Sumitomo Bakelite Co. Ltd.	75,000	481,744
Sumitomo Chemical Co. Ltd.	413,000	2,330,466
Sumitomo Corp.	290,300	3,876,483

116

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Sumitomo Dainippon Pharma Co. Ltd.	50,200	$823,231
Sumitomo Electric Industries Ltd.	195,000	3,177,694
Sumitomo Forestry Co. Ltd.	43,200	660,770
Sumitomo Heavy Industries Ltd.	159,000	1,108,307
Sumitomo Metal Mining Co. Ltd.	123,000	1,667,843
Sumitomo Mitsui Construction Co. Ltd.	535,900	581,716
Sumitomo Mitsui Financial Group Inc.	342,600	12,675,001
Sumitomo Mitsui Trust Holdings Inc.	84,900	2,907,180
Sumitomo Osaka Cement Co. Ltd.	113,000	490,643
Sumitomo Realty & Development Co. Ltd.	92,000	2,480,955
Sumitomo Rubber Industries Ltd.	45,900	825,187
Sumitomo Warehouse Co. Ltd. (The)	77,000	466,960
Sundrug Co. Ltd.	22,100	775,195
Suntory Beverage & Food Ltd.	36,200	1,618,884
Suruga Bank Ltd.	48,700	1,017,514
Suzuken Co. Ltd./Aichi Japan	22,200	733,893
Suzuki Motor Corp.	90,200	3,764,335
Sysmex Corp.	41,000	2,493,765
T&D Holdings Inc.	157,000	2,328,873
Tadano Ltd.	35,500	457,962
Taiheiyo Cement Corp.	323,000	1,075,025
Taikisha Ltd.	16,700	415,889
Taisei Corp.	265,000	2,020,723
Taisho Pharmaceutical Holdings Co. Ltd.	10,300	846,398
Taiyo Holdings Co. Ltd.	11,700	522,706
Taiyo Nippon Sanso Corp.	40,100	478,811
Taiyo Yuden Co. Ltd.	35,000	426,707
Takara Holdings Inc.	58,700	629,286
Takasago Thermal Engineering Co. Ltd.	25,900	401,035
Takashimaya Co. Ltd.	81,000	745,546
Takeda Pharmaceutical Co. Ltd.	180,800	8,664,516
Tamron Co. Ltd.	24,300	454,521
TDK Corp.	32,200	1,993,182
Teijin Ltd.	50,800	983,917
Temp Holdings Co. Ltd.	44,900	845,072
Terumo Corp.	87,200	3,179,941
THK Co. Ltd.	34,400	886,000
TIS Inc.	23,700	597,231
Toagosei Co. Ltd.	44,300	520,218

Security	Shares	Value
Tobu Railway Co. Ltd.	224,000	$1,135,373
Toda Corp.	76,000	469,077
Toho Bank Ltd. (The)	104,000	381,591
Toho Co. Ltd./Tokyo	31,600	905,732
Toho Gas Co. Ltd.	112,000	800,789
Toho Holdings Co. Ltd.	21,500	466,762
Toho Zinc Co. Ltd.	58,000	256,517
Tohoku Electric Power Co. Inc.	120,600	1,607,711
Tokai Carbon Co. Ltd.	72,000	315,206
Tokai Rika Co. Ltd.	18,100	336,280
Tokai Tokyo Financial Holdings Inc.	76,300	386,052
Tokio Marine Holdings Inc.	176,900	7,446,082
Tokuyama Corp.[b]	93,000	458,034
Tokyo Century Corp.	12,200	420,275
Tokyo Dome Corp.	53,100	490,652
Tokyo Electric Power Co. Holdings Inc.[b]	384,000	1,491,630
Tokyo Electron Ltd.	41,700	4,850,099
Tokyo Gas Co. Ltd.	503,000	2,335,180
Tokyo Ohka Kogyo Co. Ltd.	12,000	388,625
Tokyo Seimitsu Co. Ltd.	19,900	616,798
Tokyo Tatemono Co. Ltd.	53,900	735,462
Tokyu Corp.	264,000	1,889,943
Tokyu Fudosan Holdings Corp.	139,000	758,159
TOKYU REIT Inc.	413	512,406
TOMONY Holdings Inc.	77,200	409,997
Tomy Co. Ltd.	30,500	303,714
Topcon Corp.	31,400	554,085
Toppan Forms Co. Ltd.	28,200	284,353
Toppan Printing Co. Ltd.	119,000	1,196,726
Toray Industries Inc.	373,400	3,303,218
Toshiba Corp.[b]	1,082,000	2,187,878
Toshiba Machine Co. Ltd.	86,000	357,208
Tosoh Corp.	154,000	1,446,470
TOTO Ltd.	36,900	1,408,536
Toyo Ink SC Holdings Co. Ltd.	85,000	417,870
Toyo Seikan Group Holdings Ltd.	44,700	747,874
Toyo Suisan Kaisha Ltd.	23,000	862,474
Toyo Tire & Rubber Co. Ltd.	28,300	496,589
Toyobo Co. Ltd.	265,000	468,332
Toyoda Gosei Co. Ltd.	21,500	570,337

117

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Toyota Boshoku Corp.	19,800	$418,310
Toyota Industries Corp.	39,500	1,963,129
Toyota Motor Corp.	668,100	36,171,019
Toyota Tsusho Corp.	54,400	1,715,403
Trend Micro Inc./Japan	30,700	1,349,511
TS Tech Co. Ltd.	18,300	479,868
TSI Holdings Co. Ltd.	57,400	383,113
Tsubakimoto Chain Co.	55,000	483,045
Tsumura & Co.	19,100	617,704
Tsuruha Holdings Inc.	10,400	1,054,275
UACJ Corp.	98,000	260,231
Ube Industries Ltd.	335,000	778,371
ULVAC Inc.	11,900	558,330
Unicharm Corp.	105,000	2,551,292
Unipres Corp.	15,600	329,857
United Arrows Ltd.	11,700	362,115
United Urban Investment Corp.	711	1,074,760
Universal Entertainment Corp.	7,000	209,743
Ushio Inc.	42,300	531,264
USS Co. Ltd.	58,900	1,040,935
Valor Holdings Co. Ltd.	17,600	420,619
Wacom Co. Ltd.[a]	91,400	338,640
WATAMI Co. Ltd.	27,000	323,361
West Japan Railway Co.	41,400	2,764,704
Xebio Holdings Co. Ltd.	23,800	395,635
Yahoo Japan Corp.	365,600	1,564,468
Yakult Honsha Co. Ltd.[a]	23,100	1,313,842
Yamada Denki Co. Ltd.	156,600	821,844
Yamagata Bank Ltd. (The)	79,000	353,647
Yamaguchi Financial Group Inc.	53,000	586,723
Yamaha Corp.	44,300	1,228,017
Yamaha Motor Co. Ltd.	75,500	1,788,782
Yamanashi Chuo Bank Ltd. (The)	71,000	313,376
Yamato Holdings Co. Ltd.	89,300	1,929,479
Yamato Kogyo Co. Ltd.	13,700	342,654
Yamazaki Baking Co. Ltd.	38,900	819,737
Yaskawa Electric Corp.	72,300	1,380,880
Yokogawa Electric Corp.	64,700	998,912
Yokohama Rubber Co. Ltd. (The)	31,700	621,373
Yoshinoya Holdings Co. Ltd.	40,100	655,083
Zenkoku Hosho Co. Ltd.	15,600	563,990
Zenrin Co. Ltd.	14,000	263,371
Zensho Holdings Co. Ltd.	31,800	544,311
Zeon Corp.	53,000	603,364

Security	Shares	Value
Zojirushi Corp.	17,500	$237,687

		965,724,062
MALAYSIA — 0.60%
Alliance Financial Group Bhd	445,300	423,656
AMMB Holdings Bhd	491,900	620,966
Astro Malaysia Holdings Bhd	589,900	366,904
Axiata Group Bhd[a]	803,700	953,480
Berjaya Corp. Bhd[b]	4,161,896	335,559
British American Tobacco Malaysia Bhd	51,400	538,036
Bursa Malaysia Bhd[a]	258,000	609,786
Capitaland Malaysia Mall Trust[a]	1,090,800	374,405
Carlsberg Brewery Malaysia Bhd	96,100	338,708
CIMB Group Holdings Bhd	865,800	1,144,827
Dialog Group Bhd	1,637,978	735,788
DiGi.Com Bhd[a]	934,200	1,106,148
Gamuda Bhd	534,300	648,643
Genting Bhd	654,000	1,482,460
Genting Malaysia Bhd	928,700	1,255,809
Genting Plantations Bhd	125,500	330,157
Hong Leong Bank Bhd	233,000	740,705
Hong Leong Financial Group Bhd	82,600	321,191
IHH Healthcare Bhd	984,400	1,401,426
IJM Corp. Bhd	750,500	605,102
IOI Corp. Bhd	696,200	736,134
IOI Properties Group Bhd	866,341	413,114
KPJ Healthcare Bhd	404,000	390,878
Kuala Lumpur Kepong Bhd	93,800	529,826
Lafarge Malaysia Bhd	291,500	424,391
Malayan Banking Bhd	941,200	2,077,101
Malaysia Airports Holdings Bhd	243,100	425,607
Maxis Bhd[a]	566,400	832,442
Media Prima Bhd	1,604,800	443,621
MISC Bhd	220,500	372,325
Pavilion REIT	722,300	289,519
Petronas Chemicals Group Bhd	701,400	1,179,502
Petronas Dagangan Bhd	68,600	380,216
Petronas Gas Bhd	205,900	876,534
PPB Group Bhd	126,100	490,921
Public Bank Bhd	680,860	3,130,607
RHB Bank Bhd	271,698	344,238
RHB Bank Bhd New[b]	87,100	—
Sapura Energy Bhd	1,274,800	587,330
Sime Darby Bhd	624,800	1,342,867
Sunway REIT[a]	983,200	385,036

118

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Telekom Malaysia Bhd	369,100	$549,271
Tenaga Nasional Bhd	850,100	2,729,877
UMW Holdings Bhd[a,b]	217,800	311,071
WCT Holdings Bhd	706,164	362,761
YTL Corp. Bhd	1,177,400	398,705
YTL Power International Bhd	788,800	274,381

		34,612,031
MEXICO — 0.81%
Alfa SAB de CV	779,000	1,061,914
Alsea SAB de CV	188,800	665,455
America Movil SAB de CV	8,554,400	6,522,489
Arca Continental SAB de CV	119,600	875,175
Bolsa Mexicana de Valores SAB de CV	192,200	331,681
Cemex SAB de CV CPO[b]	3,618,088	3,302,040
Coca-Cola Femsa SAB de CV Series L	114,400	824,766
Controladora Vuela Cia. de Aviacion SAB de CV Class Ab	288,500	362,568
Corp Inmobiliaria Vesta SAB de CV	320,700	448,323
El Puerto de Liverpool SAB de CV Series C1	52,845	404,404
Fibra Uno Administracion SA de CV	653,600	1,132,398
Fomento Economico Mexicano SAB de CV	460,700	4,112,563
Genomma Lab Internacional SAB de CV Series Bb	313,600	392,460
Gentera SAB de CV	346,400	576,063
Gruma SAB de CV Series B	57,355	759,727
Grupo Aeroportuario del Pacifico SAB de CV Series B	92,800	946,692
Grupo Aeroportuario del Sureste SAB de CV Series B	57,020	1,073,293
Grupo Bimbo SAB de CV	451,000	1,095,076
Grupo Carso SAB de CV Series A1	188,700	860,387
Grupo Comercial Chedraui SA de CV	138,400	284,636
Grupo Financiero Banorte SAB de CV	662,200	3,801,646
Grupo Financiero Inbursa SAB de CV Series O	663,800	1,111,944

Security	Shares	Value
Grupo Financiero Santander Mexico SAB de CV Series B	436,900	$787,342
Grupo Herdez SAB de CV	119,500	263,460
Grupo Lala SAB de CV	211,900	380,974
Grupo Mexico SAB de CV Series B	993,700	2,899,246
Grupo Televisa SAB	633,700	3,049,667
Industrias CH SAB de CV Series Bb	60,600	323,121
Industrias Penoles SAB de CV	36,520	881,645
Infraestructura Energetica Nova SAB de CV	142,200	658,933
Kimberly-Clark de Mexico SAB de CV Series A	386,300	817,881
Macquarie Mexico Real Estate Management SA de CV	292,300	317,748
Mexichem SAB de CV	270,578	734,982
Minera Frisco SAB de CV Series A1[b]	216,100	136,530
OHL Mexico SAB de CV	192,100	234,029
Promotora y Operadora de Infraestructura SAB de CV	75,405	798,084
Telesites SAB de CVb	528,755	328,770
TV Azteca SAB de CV CPO[a]	885,400	152,094
Wal-Mart de Mexico SAB de CV	1,321,300	2,959,005

		46,669,211
NETHERLANDS — 2.27%
Aalberts Industries NV	29,427	1,167,062
ABN AMRO Group NVc	73,916	1,939,829
Aegon NV	448,236	2,283,850
AerCap Holdings NVb	39,645	1,824,066
Akzo Nobel NV	64,305	5,621,600
Altice NV Class Ab	100,091	2,485,610
Altice NV Class Bb	24,594	611,425
Arcadis NV	20,731	359,056
ASM International NV	16,577	997,346
ASML Holding NV	97,279	12,854,841
BE Semiconductor Industries NV	14,696	767,514
BinckBank NV	99,328	493,549
Boskalis Westminster	23,315	857,255
Brunel International NV	17,265	293,291
Corbion NV	23,761	737,424
Eurocommercial Properties NV	18,774	729,338
Flow Traders[c]	10,486	322,979
Gemalto NV	21,439	1,200,451

119

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Heineken Holding NV	24,699	$2,068,569
Heineken NV	57,528	5,127,502
IMCD Group NV	17,060	918,657
ING Groep NV	993,369	16,166,439
InterXion Holding NVb	24,759	1,031,460
Koninklijke Ahold Delhaize NV	327,389	6,780,824
Koninklijke BAM Groep NV	90,628	509,829
Koninklijke DSM NV	46,393	3,317,625
Koninklijke KPN NV	913,188	2,640,174
Koninklijke Philips NV	243,054	8,421,914
Koninklijke Vopak NV	17,880	806,465
NN Group NV	81,015	2,685,455
NSI NV	156,525	660,656
NXP Semiconductors NVb	76,541	8,094,211
OCI NVa,b	22,072	429,270
PostNL NV	131,866	652,928
Randstad Holding NV	30,267	1,803,200
RELX NV	255,129	4,932,741
SBM Offshore NV	49,446	814,394
TKH Group NV	18,558	852,808
TomTom NVa,b	33,331	338,785
Unilever NV CVA	415,008	21,757,826
VastNed Retail NV	19,288	720,321
Wereldhave NV	11,341	522,149
Wolters Kluwer NV	79,686	3,383,320

		130,984,008
NEW ZEALAND — 0.20%
a2 Milk Co. Ltd.[a,b]	209,630	486,455
Air New Zealand Ltd.	230,432	403,418
Auckland International Airport Ltd.	240,918	1,141,276
Chorus Ltd.	124,750	384,555
Contact Energy Ltd.	178,200	637,408
Fisher & Paykel Healthcare Corp. Ltd.	157,222	1,086,964
Fletcher Building Ltd.	185,546	1,089,156
Freightways Ltd.	76,984	395,872
Infratil Ltd.	141,374	286,328
Kiwi Property Group Ltd.	308,952	302,258
Mercury NZ Ltd.	226,840	500,694
Meridian Energy Ltd.	271,302	515,947
Precinct Properties New Zealand Ltd.	311,521	257,719
Ryman Healthcare Ltd.	100,451	595,165
Sky Network Television Ltd.	112,252	297,477

Security	Shares	Value
SKYCITY Entertainment Group Ltd.	171,728	$514,043
Spark New Zealand Ltd.	476,778	1,209,492
Trade Me Group Ltd.	116,656	424,478
Xero Ltd.[a,b]	23,101	344,955
Z Energy Ltd.	105,825	541,273

		11,414,933
NORWAY — 0.52%
Aker ASA Class A	12,505	475,880
Aker BP ASA	32,118	546,267
Aker Solutions ASA[b]	54,690	312,824
Atea ASA	49,254	597,959
Austevoll Seafood ASA	50,625	407,766
Bakkafrost P/F	15,749	534,986
Borregaard ASA	55,194	621,750
DNB ASA	249,096	3,899,349
DNO ASA[a,b]	350,413	296,971
Gjensidige Forsikring ASA	56,802	874,591
Leroy Seafood Group ASA	11,472	577,986
Marine Harvest ASA	101,464	1,691,363
Norsk Hydro ASA	347,531	1,987,862
Norwegian Air Shuttle ASA[a,b]	13,307	378,558
Norwegian Property ASA	302,570	356,733
Opera Software ASA[a]	59,138	267,852
Orkla ASA	198,032	1,797,349
Salmar ASA	18,906	449,560
Schibsted ASA	21,267	530,030
Schibsted ASA Class B	26,073	585,893
Seadrill Ltd.[a,b]	96,757	66,470
SpareBank 1 SMN	79,057	659,846
Statoil ASA	281,065	4,649,146
Storebrand ASA	131,823	870,972
Subsea 7 SA	71,231	1,180,739
Telenor ASA	188,127	3,048,156
TGS Nopec Geophysical Co. ASA	29,954	655,970
Yara International ASA	43,621	1,625,381

		29,948,209
PERU — 0.07%
Cia. de Minas Buenaventura SAA ADR	52,558	631,222
Credicorp Ltd.	17,816	2,737,606
Southern Copper Corp.	24,265	858,253

		4,227,081
PHILIPPINES — 0.27%
Aboitiz Equity Ventures Inc.	532,420	818,370

120

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Aboitiz Power Corp.	484,700	$412,284
Ayala Corp.	80,530	1,396,562
Ayala Land Inc.	1,917,200	1,354,491
Bank of the Philippine Islands	213,997	448,852
BDO Unibank Inc.	743,760	1,784,786
DMCI Holdings Inc.	1,098,000	282,603
Energy Development Corp.	2,750,300	331,919
First Gen Corp.	365,400	157,232
First Philippine Holdings Corp.	107,310	155,708
Globe Telecom Inc.	9,535	396,552
GT Capital Holdings Inc.	24,025	605,854
International Container Terminal Services Inc.	146,750	261,398
JG Summit Holdings Inc.	808,312	1,362,151
Jollibee Foods Corp.	128,050	538,187
Manila Water Co. Inc.	438,500	280,398
Metro Pacific Investments Corp.	3,915,600	515,654
Metropolitan Bank & Trust Co.	233,767	395,343
PLDT Inc.	26,180	927,421
SM Investments Corp.	62,810	915,154
SM Prime Holdings Inc.	2,215,600	1,321,423
Universal Robina Corp.	239,920	825,903

		15,488,245
POLAND — 0.30%
Alior Bank SAb	26,563	510,495
Asseco Poland SA	32,360	455,234
Bank Handlowy w Warszawie SA	12,563	242,605
Bank Millennium SAb	195,388	348,368
Bank Pekao SA	39,912	1,445,334
Bank Zachodni WBK SA	10,221	938,040
Cyfrowy Polsat SAb	63,979	400,404
Enea SAb	86,324	265,120
Eurocash SA	34,713	307,670
Globe Trade Centre SAa,b	117,728	279,063
Grupa Azoty SA	13,448	237,069
Grupa Lotos SAb	36,769	573,059
Jastrzebska Spolka Weglowa SAb	16,659	336,081
KGHM Polska Miedz SA	38,246	1,213,048
LPP SA	363	649,083
mBank SAb	4,609	514,196
Netia SA	289,030	327,665
Orange Polska SA	204,469	243,917
PGE Polska Grupa Energetyczna SA	228,304	678,230

Security	Shares	Value
Polski Koncern Naftowy ORLEN SA	85,925	$2,568,097
Polskie Gornictwo Naftowe i Gazownictwo SA	558,640	952,849
Powszechna Kasa Oszczednosci Bank Polski SAb	228,730	2,079,739
Powszechny Zaklad Ubezpieczen SA	157,738	1,739,458
Tauron Polska Energia SAb	322,963	273,768

		17,578,592
PORTUGAL — 0.11%
CTT-Correios de Portugal SA	107,073	610,852
EDP — Energias de Portugal SA	609,586	2,011,340
Galp Energia SGPS SA	37,651	585,071
Jeronimo Martins SGPS SA	85,649	1,571,557
NOS SGPS SA	140,395	803,859
Sonae SGPS SAb	593,093	608,389

		6,191,068
QATAR — 0.18%
Barwa Real Estate Co.	41,764	388,817
Commercial Bank QSC (The)[b]	77,322	637,042
Doha Bank QSC	12,370	107,180
Ezdan Holding Group QSC	275,494	1,140,925
Industries Qatar QSC	49,933	1,441,232
Masraf Al Rayan QSC	119,428	1,370,964
Ooredoo QSC	26,651	759,721
Qatar Electricity & Water Co. QSC	11,830	675,434
Qatar Gas Transport Co. Ltd.	45,371	246,710
Qatar Insurance Co. SAQ	47,734	918,945
Qatar Islamic Bank SAQ	23,423	645,189
Qatar National Bank QPSC	34,556	1,372,256
Vodafone Qatar QSC[b]	180,231	462,791

		10,167,206
RUSSIA — 0.56%
Gazprom PJSC ADR	1,521,361	7,226,465
LSR Group PJSC GDR[d]	244,140	809,324
Lukoil PJSC ADR	122,569	6,073,294
Magnit PJSC GDR[d]	80,543	2,814,978
Mechel PJSC[b]	73,825	443,688
Mobile TeleSystems PJSC ADR	161,786	1,669,631
Novatek PJSC GDR[d]	28,500	3,454,200
PhosAgro PJSC GDR[d]	84,016	1,239,236
Sberbank of Russia PJSC ADR	638,893	7,596,438

121

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Sistema PJSC FC GDR[d]	131,838	$1,108,758

		32,436,012
SINGAPORE — 0.95%
Ascendas India Trust	184,100	151,474
Ascendas REIT	529,995	970,728
Ascott Residence Trust[a]	486,172	380,882
Cache Logistics Trust	1,141,400	706,383
Cambridge Industrial Trust	1,782,200	745,930
CapitaLand Commercial Trust	497,200	578,057
CapitaLand Ltd.	617,900	1,662,234
CapitaLand Mall Trust	534,100	752,792
CapitaLand Retail China Trust[a]	395,440	449,846
CDL Hospitality Trusts[a]	537,500	596,069
City Developments Ltd.	104,600	807,494
ComfortDelGro Corp. Ltd.	574,600	1,126,425
DBS Group Holdings Ltd.	457,300	6,330,940
First REIT[a]	633,800	612,170
First Resources Ltd.[a]	216,600	290,567
Frasers Centrepoint Trust[a]	282,300	426,167
Frasers Commercial Trust	635,800	609,553
Genting Singapore PLC	1,591,900	1,269,921
Global Logistic Properties Ltd.	694,100	1,430,212
Golden Agri-Resources Ltd.	1,887,400	486,130
Hutchison Port Holdings Trust[a]	1,315,900	532,940
Hyflux Ltd.[a]	957,500	380,205
Indofood Agri Resources Ltd.	583,800	204,666
Jardine Cycle & Carriage Ltd.	24,522	828,628
Keppel Corp. Ltd.	383,500	1,786,209
Keppel REIT[a]	492,960	373,855
Lippo Malls Indonesia Retail Trust	1,794,300	545,595
M1 Ltd./Singapore[a]	211,700	328,675
Mapletree Commercial Trust	476,136	543,348
Mapletree Industrial Trust	478,700	613,059
Mapletree Logistics Trust	466,000	376,748
Midas Holdings Ltd.[a,b]	2,675,500	430,699
Noble Group Ltd.[b]	2,795,500	286,010
OUE Hospitality Trust[a]	766,966	395,089
Oversea-Chinese Banking Corp. Ltd.	765,550	5,367,668
Parkway Life REIT	317,300	581,160
Sabana Shari'ah Compliant Industrial REIT[a]	1,873,488	609,886
SATS Ltd.	216,600	788,792
SembCorp Industries Ltd.	239,900	520,067
Sembcorp Marine Ltd.[a]	242,100	282,337

Security	Shares	Value
Singapore Airlines Ltd.[a]	136,200	$998,819
Singapore Exchange Ltd.[a]	183,100	969,407
Singapore Post Ltd.[a]	436,900	431,367
Singapore Press Holdings Ltd.[a]	41,000	101,789
Singapore Technologies Engineering Ltd.	381,500	1,034,474
Singapore Telecommunications Ltd.	1,911,000	5,113,501
Starhill Global REIT[a]	905,300	498,734
StarHub Ltd.[a]	195,600	390,444
Suntec REIT	488,400	618,493
United Engineers Ltd.	178,900	368,628
United Overseas Bank Ltd.[a]	324,400	5,059,684
UOL Group Ltd.	90,100	466,712
Venture Corp. Ltd.	105,400	919,997
Wilmar International Ltd.	461,600	1,172,412
Wing Tai Holdings Ltd.[a]	156,800	212,028
Yangzijiang Shipbuilding Holdings Ltd.	558,900	459,852

		54,975,951
SOUTH AFRICA — 1.53%
Adcock Ingram Holdings Ltd.	56,718	253,761
Aeci Ltd.	51,210	443,963
African Rainbow Minerals Ltd.	38,539	243,321
Anglo American Platinum Ltd.[b]	13,812	340,621
AngloGold Ashanti Ltd.	118,419	1,337,724
Aspen Pharmacare Holdings Ltd.	97,102	2,011,364
AVI Ltd.	90,163	658,450
Barclays Africa Group Ltd.	106,112	1,165,478
Barloworld Ltd.	63,280	569,360
Bid Corp. Ltd.	87,173	1,844,189
Bidvest Group Ltd. (The)	85,913	1,023,927
Brait SEb	101,887	649,519
Capitec Bank Holdings Ltd.	12,533	714,068
Clicks Group Ltd.	79,548	797,813
Coronation Fund Managers Ltd.	77,942	369,160
Discovery Ltd.	99,325	992,972
Emira Property Fund Ltd.	317,360	331,973
Exxaro Resources Ltd.	55,749	474,359
FirstRand Ltd.	864,101	3,218,488
Fortress Income Fund Ltd.	237,276	594,797
Foschini Group Ltd. (The)	53,271	635,331
Gold Fields Ltd.	226,385	740,028
Grindrod Ltd.[b]	171,201	153,756
Growthpoint Properties Ltd.	479,190	917,295

122

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Harmony Gold Mining Co. Ltd.	141,511	$306,416
Hyprop Investments Ltd.	67,820	625,512
Impala Platinum Holdings Ltd.[b]	156,088	500,904
Imperial Holdings Ltd.	37,880	478,292
Investec Ltd.	62,085	464,579
JSE Ltd.	41,655	443,200
Liberty Holdings Ltd.	36,826	295,791
Life Healthcare Group Holdings Ltd.	350,050	751,429
Massmart Holdings Ltd.	36,253	350,050
Metair Investments Ltd.	181,248	310,121
MMI Holdings Ltd./South Africa	263,716	459,305
Mondi Ltd.	30,622	793,318
Mr. Price Group Ltd.	64,644	758,799
MTN Group Ltd.	438,236	4,142,102
Murray & Roberts Holdings Ltd.	237,760	248,708
Nampak Ltd.[b]	228,137	305,120
Naspers Ltd. Class N	113,114	21,454,790
Nedbank Group Ltd.	52,634	886,623
Netcare Ltd.	247,633	490,502
New Europe Property Investments PLC	68,396	748,619
Northam Platinum Ltd.[b]	88,898	330,119
Omnia Holdings Ltd.	28,311	336,823
Pick n Pay Stores Ltd.	117,611	558,012
Pioneer Foods Group Ltd.	38,877	478,884
PPC Ltd.[b]	648,742	302,952
PSG Group Ltd.	29,296	553,907
Rand Merchant Investment Holdings Ltd.	225,732	707,534
Redefine Properties Ltd.	1,148,439	943,893
Remgro Ltd.	133,135	2,206,756
Resilient REIT Ltd.	77,939	678,543
Reunert Ltd.	81,880	433,757
RMB Holdings Ltd.	178,050	816,033
Sanlam Ltd.	370,294	1,961,344
Sappi Ltd.	145,341	1,078,350
Sasol Ltd.	140,830	4,314,209
Shoprite Holdings Ltd.	112,344	1,761,074
Sibanye Gold Ltd.	230,404	465,671
SPAR Group Ltd. (The)	54,976	740,120
Standard Bank Group Ltd.	330,312	3,661,536
Steinhoff International Holdings NV Class H	774,759	3,942,175

Security	Shares	Value
Sun International Ltd./South Africa	53,378	$290,944
Super Group Ltd./South Africa[b]	146,145	401,513
Telkom SA SOC Ltd.	77,702	434,150
Tiger Brands Ltd.	41,436	1,250,626
Tongaat Hulett Ltd.	30,263	273,037
Truworths International Ltd.	119,162	770,418
Vodacom Group Ltd.	97,633	1,103,061
Wilson Bayly Holmes-Ovcon Ltd.	33,135	355,371
Woolworths Holdings Ltd./South Africa	263,338	1,426,506

		87,873,215
SOUTH KOREA — 3.35%
Amicogen Inc.[b]	6,436	261,874
AmorePacific Corp.	8,831	2,266,150
AmorePacific Group	8,417	972,700
Asiana Airlines Inc.[b]	65,599	259,710
BGF retail Co. Ltd.	5,761	554,380
Binggrae Co. Ltd.	5,589	336,941
BNK Financial Group Inc.	58,183	488,821
Celltrion Inc.[b]	20,854	1,642,076
Chabiotech Co. Ltd.[b]	51,030	574,026
Cheil Worldwide Inc.	22,564	365,855
CJ CGV Co. Ltd.	5,752	432,196
CJ CheilJedang Corp.	2,114	633,513
CJ Corp.	4,119	676,908
CJ E&M Corp.	6,909	488,773
CJ Korea Express Corp.[b]	2,453	358,928
CJ O Shopping Co. Ltd.	1,915	321,607
Com2uSCorp.	4,017	423,623
Cosmax Inc.	2,578	321,712
Coway Co. Ltd.	13,900	1,227,656
Daelim Industrial Co. Ltd.	7,701	543,449
Daesang Corp.	12,268	256,055
Daewoo Engineering & Construction Co. Ltd.[b]	42,213	270,439
DGB Financial Group Inc.	46,959	480,774
Dong-A Socio Holdings Co. Ltd.	1,845	238,347
Dong-A ST Co. Ltd.	3,176	261,806
Dongbu Insurance Co. Ltd.	13,883	829,637
Dongkuk Steel Mill Co. Ltd.	22,213	216,684
Dongwon Industries Co. Ltd.	947	280,879
Doosan Heavy Industries & Construction Co. Ltd.[a]	13,661	279,127

123

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Doosan Infracore Co. Ltd.[b]	39,721	$329,525
E-MART Inc.	5,201	1,051,261
Fila Korea Ltd.	5,218	318,243
Gamevil Inc.[a,b]	7,602	500,387
GemVax & Kael Co. Ltd.[b]	29,566	339,078
Grand Korea Leisure Co. Ltd.	14,856	283,307
Green Cross Corp./South Korea	2,134	307,563
Green Cross Holdings Corp.	13,084	374,847
GS Engineering & Construction Corp.[b]	12,568	345,706
GS Holdings Corp.	13,009	677,945
GS Retail Co. Ltd.	8,278	386,292
Halla Holdings Corp.	4,289	228,415
Hana Financial Group Inc.	77,226	2,660,391
Hana Tour Service Inc.	4,376	324,575
Handsome Co. Ltd.	14,665	404,032
Hanjin Kal Corp.[b]	18,317	325,968
Hankook Tire Co. Ltd.	21,020	1,088,038
Hanmi Pharm Co. Ltd.[b]	1,624	440,288
Hanmi Science Co. Ltd.[b]	5,006	267,039
Hanon Systems	60,846	452,375
Hansol Holdings Co. Ltd.[b]	89,724	499,912
Hanssem Co. Ltd.	3,165	611,917
Hanwha Chemical Corp.	25,986	574,346
Hanwha Corp.	10,724	376,504
Hanwha Life Insurance Co. Ltd.	63,938	345,565
Hanwha Techwin Co. Ltd.[b]	11,170	510,449
Hotel Shilla Co. Ltd.	11,128	496,794
Huchems Fine Chemical Corp.	13,617	277,629
Hyosung Corp.	5,267	666,533
Hyundai Department Store Co. Ltd.	5,745	545,268
Hyundai Development Co. Engineering & Construction	16,657	654,335
Hyundai Engineering & Construction Co. Ltd.	19,323	824,441
Hyundai Glovis Co. Ltd.	5,446	693,971
Hyundai Greenfood Co. Ltd.	27,212	382,628
Hyundai Heavy Industries Co. Ltd.[b]	9,124	1,323,016
Hyundai Home Shopping Network Corp.	3,494	374,609
Hyundai Livart Furniture Co. Ltd.	9,582	239,571
Hyundai Marine & Fire Insurance Co. Ltd.	19,407	625,922

Security	Shares	Value
Hyundai Mipo Dockyard Co. Ltd.[b]	3,305	$268,954
Hyundai Mobis Co. Ltd.	18,040	3,519,536
Hyundai Motor Co.	41,565	5,260,005
Hyundai Steel Co.	19,002	916,785
Hyundai Wia Corp.	5,952	339,472
iMarketKorea Inc.	24,704	288,745
Industrial Bank of Korea	54,053	593,780
JB Financial Group Co. Ltd.	49,732	264,416
JW Pharmaceutical Corp.	4,921	187,473
Kakao Corp.	9,504	755,041
Kangwon Land Inc.	32,237	1,024,139
KB Financial Group Inc.	102,491	4,512,522
KB Insurance Co. Ltd.	17,968	516,349
KCC Corp.	1,244	372,249
KEPCO Plant Service & Engineering Co. Ltd.	7,466	376,613
Kia Motors Corp.	68,028	2,083,466
KIWOOM Securities Co. Ltd.	4,588	318,930
Kolon Industries Inc.	5,153	309,751
Kolon Life Science Inc.[a]	2,314	286,327
Komipharm International Co. Ltd.[a,b]	10,624	345,450
Korea Aerospace Industries Ltd. Class A	18,581	1,041,803
Korea Electric Power Corp.	64,863	2,585,058
Korea Gas Corp.[b]	8,116	332,372
Korea Investment Holdings Co. Ltd.	10,478	472,380
Korea Kolmar Co. Ltd.	6,198	437,384
Korea Zinc Co. Ltd.	2,248	840,605
Korean Air Lines Co. Ltd.[b]	16,000	430,969
Korean Reinsurance Co.	38,229	379,636
KT Corp.	6,097	172,531
KT Skylife Co. Ltd.	19,414	276,392
KT&G Corp.	30,262	2,699,352
Kumho Petrochemical Co. Ltd.	4,941	330,442
Kumho Tire Co. Inc.[b]	43,939	310,844
Kwangju Bank	42,328	438,941
LF Corp.	22,423	491,655
LG Chem Ltd.	12,153	2,926,375
LG Corp.	24,505	1,455,785
LG Display Co. Ltd.	61,241	1,582,288
LG Electronics Inc.	28,969	1,759,169
LG Hausys Ltd.	3,183	279,726
LG Household & Health Care Ltd.	2,637	2,006,892

124

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
LG Innotek Co. Ltd.	4,736	$547,310
LG International Corp.	10,337	295,239
LG Uplus Corp.	50,075	635,894
Lotte Chemical Corp.	4,133	1,242,188
Lotte Chilsung Beverage Co. Ltd.	210	309,491
Lotte Confectionery Co. Ltd.	1,629	293,475
LOTTE Fine Chemical Co. Ltd.	8,058	272,636
Lotte Food Co. Ltd.	489	275,892
Lotte Shopping Co. Ltd.	2,710	625,165
LS Corp.	5,773	330,784
LS Industrial Systems Co. Ltd.	5,993	267,549
Mando Corp.	2,191	442,860
Medipost Co. Ltd.[b]	7,297	387,327
Medy-Tox Inc.	1,313	577,171
Meritz Fire & Marine Insurance Co. Ltd.	26,658	414,664
Mirae Asset Daewoo Co. Ltd.	93,571	733,503
Namyang Dairy Products Co. Ltd.	473	360,393
NAVER Corp.	7,317	5,144,213
NCsoft Corp.	5,152	1,629,950
Nexen Tire Corp.	19,806	237,588
NH Investment & Securities Co. Ltd.	35,071	406,835
NHN Entertainment Corp.[b]	8,528	466,158
NongShim Co. Ltd.	1,029	286,662
OCI Co. Ltd.[a]	4,820	334,210
Orion Corp./Republic of Korea	1,091	648,138
Paradise Co. Ltd.	19,149	237,280
Poongsan Corp.	9,897	339,641
POSCO	18,750	4,407,791
Posco Daewoo Corp.	13,796	290,978
S-1 Corp.	5,920	507,770
S-Oil Corp.	12,232	1,071,738
Samsung Biologics Co. Ltd.[b]	4,965	763,578
Samsung C&T Corp.	19,326	2,097,514
Samsung Card Co. Ltd.	8,612	301,976
Samsung Electro-Mechanics Co. Ltd.	14,664	942,032
Samsung Electronics Co. Ltd.	25,520	50,035,258
Samsung Engineering Co. Ltd.[b]	41,095	440,600
Samsung Fire & Marine Insurance Co. Ltd.	9,119	2,147,721
Samsung Heavy Industries Co. Ltd.[b]	66,736	633,403
Samsung Life Insurance Co. Ltd.	18,609	1,790,742

Security	Shares	Value
Samsung SDI Co. Ltd.	14,978	$1,809,891
Samsung SDS Co. Ltd.	9,282	1,121,606
Samsung Securities Co. Ltd.	15,508	471,550
Seah Besteel Corp.	7,897	193,625
Seegene Inc.[b]	8,850	277,267
Seoul Semiconductor Co. Ltd.	19,185	316,968
SFA Engineering Corp.	4,223	290,218
Shinhan Financial Group Co. Ltd.	107,396	4,487,811
Shinsegae Inc.	2,312	415,506
SK Chemicals Co. Ltd.	5,704	315,803
SK Holdings Co. Ltd.	11,802	2,515,146
SK Hynix Inc.	153,514	7,285,136
SK Innovation Co. Ltd.	16,568	2,489,786
SK Networks Co. Ltd.	48,388	340,617
SK Telecom Co. Ltd.	5,323	1,120,361
SKC Co. Ltd.	8,947	225,267
SM Entertainment Co.[b]	17,645	400,847
Sung Kwang Bend Co. Ltd.	40,647	376,857
Sungwoo Hitech Co. Ltd.	51,350	334,391
Tongyang Life Insurance Co. Ltd.	25,586	225,977
ViroMed Co. Ltd.[b]	5,282	427,982
Whanin Pharmaceutical Co. Ltd.	26,613	403,440
Woori Bank	76,870	1,009,936
YG Entertainment Inc.	14,687	389,795
Youngone Corp.	9,495	282,872
Youngone Holdings Co. Ltd.	5,204	242,844
Yuhan Corp.	2,623	534,789
Yungjin Pharmaceutical Co. Ltd.[b]	10,286	77,287

		192,740,825
SPAIN — 2.30%
Abertis Infraestructuras SA	169,996	2,989,641
Acciona SA	9,494	783,037
Acerinox SA	50,005	698,087
ACS Actividades de Construccion y Servicios SA	61,611	2,283,116
Aena SAc	18,366	3,239,944
Almirall SA	28,448	513,623
Amadeus IT Group SA	115,309	6,215,503
Applus Services SA	57,014	714,603
Atresmedia Corp. de Medios de Comunicacion SA	38,906	488,488
Axiare Patrimonio SOCIMI SA	41,338	686,029
Banco Bilbao Vizcaya Argentaria SA	1,748,726	13,994,514
Banco de Sabadell SA	1,399,976	2,692,273

125

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Banco Santander SA	3,742,951	$24,402,327
Bankia SA	1,274,248	1,545,778
Bankinter SA	194,716	1,713,887
Bolsas y Mercados Espanoles SHMSF SA	298	10,676
CaixaBank SA	947,098	4,299,665
Cellnex Telecom SAa,c	53,222	940,337
Construcciones y Auxiliar de Ferrocarriles SA	12,194	489,850
Corp Financiera Alba SA	9,610	522,194
Distribuidora Internacional de Alimentacion SAa	178,418	1,061,785
Ebro Foods SA	28,088	627,939
Enagas SA	1,356	35,660
Endesa SA	81,451	1,918,939
Euskaltel SAc	54,616	555,309
Faes Farma SA	175,396	630,292
Ferrovial SA	123,746	2,632,403
Fomento de Construcciones y Contratas SAb	37,167	344,020
Gamesa Corp. Tecnologica SA	64,127	1,385,099
Gas Natural SDG SA	89,806	2,030,208
Grifols SA	83,210	2,234,027
Grupo Catalana Occidente SA	17,952	697,502
Hispania Activos Inmobiliarios SOCIMI SA	51,894	783,228
Iberdrola SA	1,421,802	10,221,685
Indra Sistemas SAb	49,567	679,288
Industria de Diseno Textil SA	280,807	10,766,680
Inmobiliaria Colonial SA	82,713	641,210
International Consolidated Airlines Group SA	238,752	1,731,006
Liberbank SAb	226,122	302,131
Mapfre SA	321,576	1,121,977
Mediaset Espana Comunicacion SA	60,451	833,055
Merlin Properties SOCIMI SA	82,999	981,998
NH Hotel Group SAb	97,292	503,774
Prosegur Cia. de Seguridad SA	100,185	653,488
Red Electrica Corp. SA	3,720	72,511
Repsol SA	289,167	4,576,902
Talgo SAa,b,c	59,039	354,305
Tecnicas Reunidas SA	15,131	598,935
Telefonica SA	1,155,912	12,782,404
Viscofan SA	15,017	898,421

Security	Shares	Value
Zardoya Otis SA	71,108	$658,955

		132,538,708
SWEDEN — 2.25%
AAK AB	9,604	687,100
AF AB Class B	33,869	712,967
Alfa Laval AB	79,387	1,629,017
Assa Abloy AB Class B	265,724	5,758,734
Atlas Copco AB Class A	174,487	6,526,414
Atlas Copco AB Class B	102,173	3,399,305
Axfood AB	40,207	638,423
Betsson AB	40,057	342,449
BillerudKorsnas AB	50,761	814,029
Boliden AB	80,021	2,288,173
Bonava AB Class B	36,737	594,111
Castellum AB	74,225	1,016,792
Clas Ohlson AB Class B	35,305	586,104
Electrolux AB Class B	64,766	1,924,373
Elekta AB Class B	110,577	1,154,497
Fabege AB	49,982	861,369
Fastighets AB Balder Class Bb	33,473	747,725
Fingerprint Cards AB Class Ba,b	105,001	418,235
Getinge AB Class B	57,625	1,126,495
Hennes & Mauritz AB Class B	250,184	6,198,939
Hexagon AB Class B	71,309	3,106,099
Hexpol AB	74,445	827,699
Holmen AB Class B	16,110	679,346
Hufvudstaden AB Class A	44,552	698,358
Husqvarna AB Class B	120,912	1,202,320
ICA Gruppen AB	22,824	779,462
Industrivarden AB Class C	45,291	1,053,660
Indutrade AB	34,455	814,409
Intrum Justitia ABa	23,678	941,259
Investor AB Class B	114,123	5,218,458
JM AB	23,598	830,946
Kindred Group PLC	75,943	787,750
Kinnevik AB Class B	57,637	1,538,757
Kungsleden AB	118,452	663,507
L E Lundbergforetagen AB Class B	12,589	912,030
Lindab International AB	52,197	477,182
Loomis AB Class B	23,000	835,084
Lundin Petroleum ABb	55,917	1,067,846
Mekonomen AB	17,183	340,563
Millicom International Cellular SA SDR	17,713	972,187

126

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Modern Times Group MTG AB Class B	19,581	$639,078
NCC AB Class B	29,771	791,782
NetEnt AB	65,619	506,512
Nibe Industrier AB Class B	113,992	1,010,567
Nobia AB	36,844	381,347
Nordea Bank AB	784,353	9,655,156
Oriflame Holding AG	13,615	558,143
Peab AB	62,938	688,033
Ratos AB Class B	74,547	349,718
Saab AB	21,880	1,085,253
Sandvik AB	283,891	4,559,030
Securitas AB Class B	89,850	1,485,526
Skandinaviska Enskilda Banken AB Class A	388,993	4,480,879
Skanska AB Class B	88,814	2,125,366
SKF AB Class B	104,426	2,294,947
SSAB AB Class Aa,b	93,900	409,543
SSAB AB Class Bb	102,929	365,810
Svenska Cellulosa AB SCA Class B	158,799	5,261,737
Svenska Handelsbanken AB Class A	399,562	5,672,058
Swedbank AB Class A	234,480	5,558,268
Swedish Match AB	51,695	1,705,886
Swedish Orphan Biovitrum ABa,b	56,046	865,869
Tele2 AB Class B	92,433	931,136
Telefonaktiebolaget LM Ericsson Class B	798,770	5,150,852
Telia Co. AB	611,554	2,493,235
Trelleborg AB Class B	64,384	1,513,840
Volvo AB Class B	404,728	6,622,971
Wallenstam AB Class B	81,013	690,753
Wihlborgs Fastigheter AB	37,589	732,694

		129,758,162
SWITZERLAND — 5.72%
ABB Ltd. Registered	472,834	11,570,884
Actelion Ltd.[b]	24,414	6,910,085
Actelion Ltd. Registered	825	220,122
Adecco Group AG Registered	40,557	3,010,862
Allreal Holding AG Registered	5,563	956,739
ams AGa	19,092	1,227,473
Aryzta AG	24,111	782,587
Ascom Holding AG Registered	40,177	758,780
Baloise Holding AG Registered	12,474	1,828,275

Security	Shares	Value
Banque Cantonale Vaudoise Registered	830	$601,165
Barry Callebaut AG Registered	597	819,229
Basilea Pharmaceutica AG Registered[a,b]	5,411	460,678
BKW AG	12,274	664,592
Bucher Industries AG Registered	2,466	794,585
Burckhardt Compression Holding AGa	1,517	465,181
Cembra Money Bank AG	12,173	1,038,212
Chocoladefabriken Lindt & Spruengli AG Registered	28	1,859,541
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	235	1,320,835
Cie. Financiere Richemont SA Class A Registered	133,560	11,156,275
Clariant AG Registered	67,805	1,372,516
Credit Suisse Group AG Registered	504,348	7,665,664
dormakaba Holding AG Class B	1,162	995,133
Dufry AG Registered[a,b]	11,965	1,959,209
EFG International AG	37,403	237,092
Emmi AG	1,005	733,975
EMS-Chemie Holding AG Registered	2,088	1,307,819
Flughafen Zuerich AG	5,499	1,210,890
Forbo Holding AG Registered	512	838,889
Galenica AG Registered[a]	1,053	1,143,496
GAM Holding AG	50,175	642,655
Geberit AG Registered	9,267	4,219,001
Georg Fischer AG Registered	1,251	1,178,801
Givaudan SA Registered	2,282	4,394,589
Helvetia Holding AG Registered	1,778	986,835
Huber & Suhner AG Registered	11,082	745,888
Implenia AG Registered	9,761	749,149
Julius Baer Group Ltd.	54,840	2,856,451
Kudelski SA Bearer	34,889	604,586
Kuehne + Nagel International AG Registered	11,647	1,759,715
LafargeHolcim Ltd. Registered	114,030	6,460,688
Leonteq AGa,b	7,229	319,167
Logitech International SA Registered	43,327	1,447,207
Lonza Group AG Registered	15,013	3,069,110

127

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Mobilezone Holding AG	72,624	$1,108,930
Mobimo Holding AG Registered	4,219	1,133,741
Myriad Group AGa,b	180,558	257,564
Nestle SA Registered	792,031	60,986,665
Novartis AG Registered	570,713	43,887,769
OC Oerlikon Corp. AG Registered	63,332	760,277
Panalpina Welttransport Holding AG Registered	4,505	596,020
Pargesa Holding SA Bearer	7,554	564,207
Partners Group Holding AG	4,759	2,875,623
PSP Swiss Property AG Registered	10,701	958,892
Roche Holding AG	179,483	46,932,970
Schindler Holding AG Participation Certificates	6,508	1,329,124
Schindler Holding AG Registered	8,674	1,721,817
Schmolz + Bickenbach AG Registered[b]	410,791	375,528
Schweiter Technologies AG Bearer	685	823,005
SGS SA Registered	1,303	2,930,752
Sika AG Bearer	563	3,591,391
Sonova Holding AG Registered	13,667	2,019,605
St Galler Kantonalbank AG Registered	1,492	647,490
Straumann Holding AG Registered	2,974	1,568,487
Sulzer AG Registered	4,531	528,454
Sunrise Communications Group AGc	9,952	739,314
Swatch Group AG (The) Bearer	6,672	2,669,604
Swatch Group AG (The) Registered	18,747	1,453,884
Swiss Life Holding AG Registered	7,571	2,462,695
Swiss Prime Site AG Registered	16,599	1,438,208
Swiss Re AG	78,740	6,850,052
Swisscom AG Registered	5,592	2,438,021
Swissquote Group Holding SA Registered	22,761	626,502
Syngenta AG Registered[b]	22,880	10,628,070
Tecan Group AG Registered	5,480	934,757
Temenos Group AG Registered	16,970	1,468,648
u-blox Holding AG	3,097	686,010
UBS Group AG	932,107	15,918,247
Valiant Holding AG Registered	7,737	887,604

Security	Shares	Value
Vontobel Holding AG Registered	11,331	$667,032
Zurich Insurance Group AG	38,085	10,536,550

		329,348,134
TAIWAN — 3.02%
Acer Inc.	797,148	376,499
Advanced Semiconductor Engineering Inc.	1,736,916	2,184,746
Advantech Co. Ltd.	94,193	761,761
Airtac International Group	39,550	452,247
AmTRAN Technology Co. Ltd.	520,000	378,310
Asia Cement Corp.	603,329	595,910
Asustek Computer Inc.	175,000	1,719,781
AU Optronics Corp.	2,364,000	987,253
BES Engineering Corp.	2,473,000	512,288
Capital Securities Corp.	1,493,000	494,351
Catcher Technology Co. Ltd.	177,000	1,818,634
Cathay Financial Holding Co. Ltd.	2,151,629	3,451,621
Chailease Holding Co. Ltd.	342,988	874,210
Chang Hwa Commercial Bank Ltd.	1,140,947	661,780
Cheng Loong Corp.	1,160,000	549,799
Cheng Shin Rubber Industry Co. Ltd.	503,500	1,039,676
Cheng Uei Precision Industry Co. Ltd.	335,000	470,228
Chicony Electronics Co. Ltd.	169,771	447,906
Chin-Poon Industrial Co. Ltd.	177,000	361,380
China Airlines Ltd.	1,117,000	346,159
China Bills Finance Corp.	1,332,000	653,396
China Development Financial Holding Corp.	2,532,000	698,228
China Life Insurance Co. Ltd./Taiwan	1,182,654	1,101,474
China Man-Made Fiber Corp.	2,140,800	561,968
China Petrochemical Development Corp.[b]	866,050	327,234
China Steel Chemical Corp.	100,000	396,076
China Steel Corp.	2,859,575	2,293,650
China Synthetic Rubber Corp.	476,270	482,253
Chipbond Technology Corp.	311,000	463,856
Chroma ATE Inc.	151,000	472,454
Chunghwa Telecom Co. Ltd.	894,000	3,022,372
CMC Magnetics Corp.[b]	4,951,044	618,655
Compal Electronics Inc.	1,025,000	686,255
Compeq Manufacturing Co. Ltd.	577,000	424,560

128

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Coretronic Corp.	240,000	$340,459
CTBC Financial Holding Co. Ltd.	4,271,980	2,669,014
CTCI Corp.	226,000	395,506
Delta Electronics Inc.	516,000	2,907,428
E Ink Holdings Inc.	331,000	337,901
E.Sun Financial Holding Co. Ltd.	2,062,633	1,247,657
Eclat Textile Co. Ltd.	51,260	561,514
Elan Microelectronics Corp.	383,000	542,682
Epistar Corp.[b]	329,000	327,135
Eternal Materials Co. Ltd.	325,394	348,355
EVA Airways Corp.	811,394	399,364
Everlight Electronics Co. Ltd.	221,000	347,933
Far Eastern Department Stores Ltd.	389,702	206,017
Far Eastern International Bank	873,893	273,716
Far Eastern New Century Corp.	673,071	566,637
Far EasTone Telecommunications Co. Ltd.	394,000	970,276
Faraday Technology Corp.	324,400	394,063
Feng Hsin Steel Co. Ltd.	232,000	392,165
Feng TAY Enterprise Co. Ltd.	107,628	413,803
Firich Enterprises Co. Ltd.	252,450	391,590
First Financial Holding Co. Ltd.	2,113,542	1,288,959
FLEXium Interconnect Inc.	132,770	492,865
Formosa Chemicals & Fibre Corp.	803,660	2,471,898
Formosa Petrochemical Corp.	318,000	1,111,962
Formosa Plastics Corp.	1,049,040	3,153,622
Formosa Taffeta Co. Ltd.	153,000	159,739
Foxconn Technology Co. Ltd.	256,287	781,492
Fubon Financial Holding Co. Ltd.	1,730,000	2,712,174
Giant Manufacturing Co. Ltd.	82,000	496,006
Gigabyte Technology Co. Ltd.	257,000	340,299
Gloria Material Technology Corp.	775,408	505,014
Goldsun Building Materials Co. Ltd.	1,565,000	426,898
Grand Pacific Petrochemical	561,000	367,232
Great Wall Enterprise Co. Ltd.	346,000	334,865
Highwealth Construction Corp.	232,670	392,526
Hiwin Technologies Corp.	66,593	424,883
Hon Hai Precision Industry Co. Ltd.	3,955,462	12,952,824
Hotai Motor Co. Ltd.	68,000	783,202
HTC Corp.[b]	185,000	443,936
Hua Nan Financial Holdings Co. Ltd.	1,462,224	819,051

Security	Shares	Value
Huaku Development Co. Ltd.	202,000	$463,306
Innolux Corp.	2,358,414	1,102,172
Inventec Corp.	742,000	552,116
Kenda Rubber Industrial Co. Ltd.	194,322	313,017
Kerry TJ Logistics Co. Ltd.	245,000	337,808
King Yuan Electronics Co. Ltd.	481,000	434,432
King's Town Bank Co. Ltd.	417,000	400,815
Kinsus Interconnect Technology Corp.	143,000	372,063
Largan Precision Co. Ltd.	27,000	4,487,919
LCY Chemical Corp.	174,000	250,293
Lite-On Technology Corp.	604,074	1,053,140
Makalot Industrial Co. Ltd.	90,712	381,838
MediaTek Inc.	394,970	2,840,757
Medigen Biotechnology Corp.[b]	4,000	7,517
Mega Financial Holding Co. Ltd.	2,662,941	2,140,344
Merida Industry Co. Ltd.	66,350	356,259
Micro-Star International Co. Ltd.	239,000	479,252
Microbio Co. Ltd.[b]	778,689	562,640
Mitac Holdings Corp.	367,894	388,367
Nan Ya Plastics Corp.	1,172,300	2,824,772
Nien Made Enterprise Co. Ltd.	48,000	486,030
Novatek Microelectronics Corp.	172,000	661,297
OBI Pharma Inc.[b]	37,000	348,281
Oriental Union Chemical Corp.	458,000	341,553
PChome Online Inc.	42,693	365,079
Pegatron Corp.	511,000	1,505,681
Pou Chen Corp.	527,000	737,985
Powertech Technology Inc.	239,000	750,167
President Chain Store Corp.	160,000	1,392,065
Prince Housing & Development Corp.	885,521	350,733
Qisda Corp.	874,000	556,190
Quanta Computer Inc.	726,000	1,503,928
Radiant Opto-Electronics Corp.	182,060	380,159
Radium Life Tech Co. Ltd.[b]	1,644,686	774,073
Realtek Semiconductor Corp.	165,020	557,888
Ruentex Development Co. Ltd.[b]	255,310	311,828
Ruentex Industries Ltd.	198,616	319,605
Shin Kong Financial Holding Co. Ltd.[b]	2,357,564	629,028
Shin Zu Shing Co. Ltd.	101,000	280,193
Shinkong Synthetic Fibers Corp.	1,413,000	424,307
Siliconware Precision Industries Co. Ltd.	536,377	869,339

129

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Simplo Technology Co. Ltd.	137,000	$458,619
Sino-American Silicon Products Inc.	250,000	362,931
SinoPac Financial Holdings Co. Ltd.	1,812,504	553,886
St. Shine Optical Co. Ltd.	18,000	348,414
Standard Foods Corp.	93,906	231,878
Synnex Technology International Corp.	427,600	463,442
Taichung Commercial Bank Co. Ltd.	1,222,763	397,172
TaiMed Biologics Inc.[b]	52,000	312,817
Tainan Spinning Co. Ltd.	708,816	326,557
Taishin Financial Holding Co. Ltd.	1,893,956	781,537
Taiwan Business Bank	810,487	224,038
Taiwan Cement Corp.	851,000	990,027
Taiwan Cooperative Financial Holding Co. Ltd.	1,680,271	854,866
Taiwan Fertilizer Co. Ltd.	81,000	109,536
Taiwan Hon Chuan Enterprise Co. Ltd.	283,696	587,684
Taiwan Mobile Co. Ltd.	385,000	1,422,807
Taiwan Secom Co. Ltd.	123,105	359,469
Taiwan Semiconductor Manufacturing Co. Ltd.	6,368,000	41,051,871
Tatung Co. Ltd.[b]	774,000	283,474
Teco Electric and Machinery Co. Ltd.	541,000	536,141
Tong Hsing Electronic Industries Ltd.	74,000	313,944
Transcend Information Inc.	82,000	279,938
Tripod Technology Corp.	207,000	585,234
TSRC Corp.	230,100	263,497
TTY Biopharm Co. Ltd.	103,965	354,923
Tung Ho Steel Enterprise Corp.	469,000	378,514
Tung Thih Electronic Co. Ltd.	29,000	198,966
TXC Corp.	417,000	615,044
Uni-President Enterprises Corp.	1,223,292	2,258,373
Unimicron Technology Corp.	634,000	390,852
United Microelectronics Corp.	2,981,000	1,190,582
USI Corp.	818,000	410,749
Vanguard International Semiconductor Corp.	271,000	517,371
Walsin Lihwa Corp.	1,050,000	471,562
Waterland Financial Holdings Co. Ltd.	1,778,059	545,128
Win Semiconductors Corp.	120,953	539,199

Security	Shares	Value
Winbond Electronics Corp.	1,177,000	$665,137
Wistron Corp.	755,387	713,550
Wistron NeWeb Corp.	150,500	431,981
WPG Holdings Ltd.	418,000	529,929
Yageo Corp.	150,073	529,740
YFY Inc.	1,029,000	364,930
Yuanta Financial Holding Co. Ltd.	2,519,238	1,077,133
Yulon Motor Co. Ltd.	198,000	179,159
Yungtay Engineering Co. Ltd.	281,000	465,679
Zhen Ding Technology Holding Ltd.	132,050	308,996

		173,711,144
THAILAND — 0.55%
Advanced Info Service PCL NVDR	291,800	1,476,294
Airports of Thailand PCL NVDR	1,275,800	1,484,561
Bangchak Corp. PCL NVDR	378,700	350,344
Bangkok Bank PCL Foreign	104,400	564,406
Bangkok Dusit Medical Services PCL NVDR	1,319,200	774,205
Bangkok Expressway & Metro PCL	2,604,300	542,092
Banpu PCL NVDR	763,900	424,021
BEC World PCL NVDR[a]	643,000	347,618
Berli Jucker PCL NVDR	450,800	566,921
BTS Group Holdings PCL NVDR	2,593,400	637,291
Bumrungrad Hospital PCL NVDR	127,900	648,929
Central Pattana PCL NVDR	499,100	865,742
Charoen Pokphand Foods PCL NVDR	840,100	649,687
CP ALL PCL NVDR	1,408,400	2,483,735
Delta Electronics Thailand PCL NVDR	210,400	559,607
Esso Thailand PCL NVDR[b]	707,700	239,378
Glow Energy PCL NVDR	210,900	499,965
Indorama Ventures PCL NVDR	471,100	500,518
IRPC PCL NVDR	3,670,500	594,241
Jasmine International PCL NVDR	1,056,100	262,575
Kasikornbank PCL Foreign	425,000	2,273,056
Kasikornbank PCL NVDR	65,600	350,853
Kiatnakin Bank PCL NVDR	199,700	394,031
Krung Thai Bank PCL NVDR	1,157,300	662,461

130

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Minor International PCL NVDR	690,400	$743,492
PTT Exploration & Production PCL NVDR	382,961	1,076,697
PTT Global Chemical PCL NVDR	590,600	1,280,572
PTT PCL NVDR	285,900	3,215,238
Siam Cement PCL (The) Foreign	117,100	1,814,559
Siam Cement PCL (The) NVDR	9,100	141,012
Siam Commercial Bank PCL (The) NVDR	490,200	2,210,789
Thai Airways International PCL NVDR[a,b]	367,000	181,431
Thai Oil PCL NVDR	289,100	651,917
Thanachart Capital PCL NVDR	378,500	517,032
Tisco Financial Group PCL NVDR	183,800	405,168
True Corp. PCL NVDR	3,064,045	580,211
TTW PCL NVDR	1,524,200	462,680

		31,433,329
TURKEY — 0.26%
Akbank TAS	601,894	1,610,696
Anadolu Efes Biracilik ve Malt Sanayii AS	62,374	351,383
Arcelik AS	80,650	537,856
BIM Birlesik Magazalar AS	63,138	1,031,350
Coca-Cola Icecek AS	34,692	352,606
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	685,625	569,143
Eregli Demir ve Celik Fabrikalari TAS	433,762	794,595
Ford Otomotiv Sanayi AS	33,443	371,720
Haci Omer Sabanci Holding AS	254,994	759,152
KOC Holding AS	188,339	885,054
TAV Havalimanlari Holding AS	68,363	284,706
Tupras Turkiye Petrol Rafinerileri AS	36,123	909,746
Turk Hava Yollari AOb	214,615	365,970
Turk Telekomunikasyon AS	226,132	405,972
Turkcell Iletisim Hizmetleri ASb	248,887	869,135
Turkiye Garanti Bankasi AS	594,688	1,604,800
Turkiye Halk Bankasi AS	194,523	644,806
Turkiye Is Bankasi Class C	433,478	855,063
Turkiye Sinai Kalkinma Bankasi AS	514,509	218,617
Turkiye Sise ve Cam Fabrikalari AS	259,629	325,838
Turkiye Vakiflar Bankasi Tao Class D	278,469	475,640
Ulker Biskuvi Sanayi AS	61,123	347,087

Security	Shares	Value
Yapi ve Kredi Bankasi ASb	284,066	$344,516

		14,915,451
UNITED ARAB EMIRATES — 0.17%
Abu Dhabi Commercial Bank PJSC	497,643	937,569
Aldar Properties PJSC	818,482	481,329
Amlak Finance PJSC[b]	821,453	230,356
Arabtec Holding PJSC[b]	933,482	218,312
Dana Gas PJSC[b]	1,556,756	182,250
Deyaar Development PJSC[b]	1,284,781	187,138
DP World Ltd.	47,001	960,700
Dubai Islamic Bank PJSC	292,899	462,514
Emaar Malls PJSC	528,792	368,556
Emaar Properties PJSC	912,453	1,808,510
Emirates Telecommunications Group Co. PJSC	463,607	2,202,544
Gulf General Investment Co.[b]	2,703,362	319,428
National Bank of Abu Dhabi PJSC	499,393	1,502,394

		9,861,600
UNITED KINGDOM — 12.43%
3i Group PLC	237,742	2,440,637
AA PLC	172,023	581,535
Abcam PLC	66,095	732,824
Aberdeen Asset Management PLC	216,798	782,546
Admiral Group PLC	53,955	1,403,764
Aggreko PLC	65,563	752,796
Aldermore Group PLC[b]	94,438	315,711
Allied Minds PLC[a,b]	105,251	213,376
Amec Foster Wheeler PLC	99,912	701,888
Amerisur Resources PLC[a,b]	919,245	288,399
Anglo American PLC[b]	361,488	5,174,824
Antofagasta PLC	100,171	1,086,016
Arrow Global Group PLC	95,825	454,053
Ashmore Group PLC	104,166	468,712
Ashtead Group PLC	129,232	2,726,932
ASOS PLC[a,b]	14,537	1,094,581
Associated British Foods PLC	89,652	3,259,242
AstraZeneca PLC	324,321	19,458,496
Auto Trader Group PLC[c]	251,503	1,305,107
AVEVA Group PLC	23,743	625,715
Aviva PLC	995,761	6,756,953

131

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
B&M European Value Retail SA	177,730	$774,892
Babcock International Group PLC	51,894	603,569
BAE Systems PLC	798,530	6,477,524
Balfour Beatty PLC	193,990	732,344
Barclays PLC	4,297,451	11,800,731
Barratt Developments PLC	252,791	1,895,245
BBA Aviation PLC	251,236	1,011,839
Beazley PLC	166,787	949,003
Bellway PLC	31,974	1,177,286
Berendsen PLC	55,632	603,861
Berkeley Group Holdings PLC	33,302	1,403,692
BGEO Group PLC	13,491	628,343
BHP Billiton PLC	539,573	8,202,351
Big Yellow Group PLC	57,213	572,909
Bodycote PLC	59,306	639,521
Booker Group PLC	406,891	1,021,245
Bovis Homes Group PLC	39,258	467,522
BP PLC	4,842,656	27,723,444
Brewin Dolphin Holdings PLC	149,363	631,889
British American Tobacco PLC	476,287	32,134,632
British Land Co. PLC (The)	209,928	1,783,017
Britvic PLC	89,100	766,566
BT Group PLC	2,161,289	8,521,319
BTG PLC[b]	117,669	1,035,954
Bunzl PLC	83,701	2,607,579
Burberry Group PLC	112,194	2,342,736
Cairn Energy PLC[b]	186,413	468,597
Cape PLC	151,845	472,952
Capita PLC	172,407	1,240,166
Capital & Counties Properties PLC	196,201	801,611
Card Factory PLC	159,225	667,637
Carillion PLC[a]	203,104	584,654
Carnival PLC	47,350	2,919,606
Centamin PLC	349,668	800,265
Centrica PLC	1,338,959	3,428,178
Chemring Group PLC	149,698	364,587
Chesnara PLC	127,514	631,427
Cineworld Group PLC	61,760	562,510
Close Brothers Group PLC	38,821	849,801
Cobham PLC	513,273	879,862
Coca-Cola European Partners PLC	59,418	2,247,143
Coca-Cola HBC AGb	45,406	1,258,296
Compass Group PLC	418,084	8,427,161

Security	Shares	Value
Crest Nicholson Holdings PLC	76,506	$597,342
Croda International PLC	31,454	1,531,707
CYBG PLC[b]	227,165	825,844
Daily Mail & General Trust PLC Class A NVS	74,881	693,157
Dairy Crest Group PLC	86,880	645,182
DCC PLC	21,913	2,021,351
De La Rue PLC	62,650	554,000
Debenhams PLC	565,882	374,840
Derwent London PLC	23,437	892,668
Diageo PLC	638,283	18,551,114
Dialight PLC[b]	31,060	398,825
Dignity PLC	19,257	621,099
Diploma PLC	47,781	685,547
Direct Line Insurance Group PLC	337,105	1,522,964
Dixons Carphone PLC	260,084	1,128,903
Domino's Pizza Group PLC	165,823	709,033
Drax Group PLC	116,458	486,656
DS Smith PLC	210,872	1,177,199
Dunelm Group PLC	45,314	355,560
easyJet PLC	40,722	615,350
EI Group PLC[b]	249,246	450,641
Electrocomponents PLC	130,840	878,533
Elementis PLC	162,522	639,619
Entertainment One Ltd.	119,532	382,436
esure Group PLC	184,649	585,279
Evraz PLC[b]	101,399	284,147
Experian PLC	234,875	5,041,195
Faroe Petroleum PLC[b]	248,102	302,525
Fenner PLC	138,846	604,911
Fevertree Drinks PLC	28,162	593,155
FirstGroup PLC[b]	364,977	644,538
Foxtons Group PLC	190,235	252,269
Fresnillo PLC	60,093	1,128,862
G4S PLC	400,579	1,581,178
Galliford Try PLC	27,070	504,314
Genus PLC	27,118	601,689
GKN PLC	403,393	1,873,062
GlaxoSmithKline PLC	1,238,038	24,826,526
Glencore PLC[b]	3,151,611	12,381,013
Go-Ahead Group PLC	19,962	451,952
Gocompare.Com Group PLC[b]	373,083	444,062
Grafton Group PLC	63,299	610,513
Grainger PLC	209,740	678,106
Great Portland Estates PLC	72,774	651,527

132

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Greencore Group PLC	219,465	$647,367
Greene King PLC	79,413	771,582
Greggs PLC	45,632	634,641
GVC Holdings PLC	79,155	764,978
Halfords Group PLC	87,514	423,221
Halma PLC	95,797	1,305,060
Hammerson PLC	152,569	1,159,643
Hansteen Holdings PLC	387,996	621,439
Hargreaves Lansdown PLC	58,165	1,036,958
Hays PLC	373,267	826,749
Helical PLC	82,753	354,374
Henderson Group PLC	274,034	818,258
Hikma Pharmaceuticals PLC	40,208	1,007,610
Hiscox Ltd.	76,415	1,119,117
Hochschild Mining PLC	83,760	275,462
Homeserve PLC	95,178	823,783
Hostelworld Group PLC[a,c]	82,698	329,531
Howden Joinery Group PLC	158,951	952,126
HSBC Holdings PLC	5,058,983	41,659,295
Hunting PLC	53,010	385,772
IG Group Holdings PLC	107,788	757,915
Imagination Technologies Group PLC[a,b]	150,243	195,835
IMI PLC	68,042	1,125,895
Imperial Brands PLC	242,666	11,873,554
Inchcape PLC	90,936	1,005,306
Indivior PLC	201,005	871,168
Informa PLC	193,313	1,605,633
Inmarsat PLC	120,536	1,274,837
InterContinental Hotels Group PLC	44,861	2,377,274
Intermediate Capital Group PLC	77,226	780,306
International Personal Finance PLC	172,148	357,460
Interserve PLC	86,270	257,823
Intertek Group PLC	39,730	2,089,952
Intu Properties PLC	142,538	508,414
Investec PLC	153,926	1,138,095
ITE Group PLC	242,158	554,527
ITV PLC	886,103	2,407,431
IWG PLC	177,724	747,044
J D Wetherspoon PLC[a]	52,538	675,972
J Sainsbury PLC	371,783	1,324,658
Jackpotjoy PLC[a,b]	66,805	490,916
Jimmy Choo PLC[a,b]	116,573	286,174

Security	Shares	Value
John Wood Group PLC	91,447	$898,561
Johnson Matthey PLC	45,174	1,741,042
JRP Group PLC	178,746	287,678
Jupiter Fund Management PLC	119,426	733,292
Just Eat PLC[b]	131,586	982,281
KAZ Minerals PLC[b]	73,060	475,915
Kcom Group PLC	482,193	552,096
Keller Group PLC	41,339	495,246
Kier Group PLC	34,290	593,573
Kingfisher PLC	541,609	2,391,511
Ladbrokes Coral Group PLC	285,551	483,586
Laird PLC	273,061	529,909
Lancashire Holdings Ltd.	66,899	590,708
Land Securities Group PLC	180,766	2,586,558
Legal & General Group PLC	1,475,704	4,698,521
Lloyds Banking Group PLC	16,302,606	14,595,313
London Stock Exchange Group PLC	77,884	3,408,792
LondonMetric Property PLC	344,317	750,155
Lonmin PLC[b]	124,822	177,637
Lookers PLC	206,095	346,626
Majestic Wine PLC[a]	68,421	337,702
Man Group PLC	421,214	837,581
Marks & Spencer Group PLC	401,704	1,905,237
Marston's PLC	346,581	640,748
Mediclinic International PLC	92,825	985,958
Meggitt PLC	185,846	1,112,027
Melrose Industries PLC	490,704	1,501,416
Merlin Entertainments PLC[c]	175,027	1,144,660
Metro Bank PLC[a,b]	17,075	779,584
Micro Focus International PLC	56,682	1,897,841
Mitchells & Butlers PLC	82,621	283,368
Mitie Group PLC	178,920	485,177
Mondi PLC	90,109	2,332,736
Moneysupermarket.com Group PLC	158,637	709,913
Morgan Advanced Materials PLC	138,956	600,446
National Express Group PLC	128,876	595,738
National Grid PLC	941,812	12,184,691
NEX Group PLC	89,781	714,929
Next PLC	35,556	1,980,324
Northgate PLC	79,922	558,355
Nostrum Oil & Gas PLC[b]	38,520	223,461
Ocado Group PLC[a,b]	156,922	509,575
Old Mutual PLC	1,237,989	3,107,197

133

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
On the Beach Group PLC[a,c]	56,391	$244,767
Oxford Instruments PLC	36,025	461,413
Pagegroup PLC	92,226	596,587
Paragon Group of Companies PLC (The)	113,398	685,716
Paysafe Group PLC[b]	133,821	785,841
Pearson PLC	201,584	1,666,507
Pennon Group PLC	94,739	1,050,413
Persimmon PLC	77,605	2,339,354
Petra Diamonds Ltd.[b]	175,806	295,001
Petrofac Ltd.	61,072	643,552
Phoenix Group Holdings	78,082	746,527
Playtech PLC	61,487	762,873
Plus500 Ltd.	53,918	329,948
Polypipe Group PLC	96,948	499,574
Premier Foods PLC[a,b]	559,444	309,416
Premier Oil PLC[a,b]	257,553	207,423
Provident Financial PLC	37,267	1,544,782
Prudential PLC	658,084	14,609,956
QinetiQ Group PLC	188,386	716,062
Randgold Resources Ltd.	24,201	2,130,648
Reckitt Benckiser Group PLC	159,726	14,694,560
Redcentric PLC[a]	355,694	411,860
Redrow PLC	72,248	538,859
RELX PLC	269,864	5,467,477
Renewi PLC	336,727	424,749
Renishaw PLC	13,426	593,182
Rentokil Initial PLC	467,030	1,504,508
Restaurant Group PLC (The)	69,591	314,667
Rightmove PLC	24,098	1,305,060
Rio Tinto PLC	315,697	12,506,216
Rolls-Royce Holdings PLC	471,136	4,949,401
Rotork PLC	237,029	754,068
Royal Bank of Scotland Group PLC[b]	874,486	3,002,645
Royal Dutch Shell PLC Class A	1,086,225	28,141,199
Royal Dutch Shell PLC Class B	995,406	26,432,224
Royal Mail PLC	195,930	1,020,275
RPC Group PLC	105,500	1,106,939
RPS Group PLC	141,805	466,447
RSA Insurance Group PLC	249,762	1,925,852
Saga PLC	298,657	809,868
Sage Group PLC (The)	263,530	2,284,311
Savills PLC	49,821	598,795
Schroders PLC	26,236	1,081,758

Security	Shares	Value
Segro PLC	213,778	$1,343,326
Senior PLC	175,365	486,427
Serco Group PLC[b]	325,460	486,750
Severn Trent PLC	57,524	1,730,304
Shaftesbury PLC	56,151	677,055
Shawbrook Group PLC[b,c]	62,081	274,685
Shire PLC	232,903	13,670,807
SIG PLC	254,245	393,728
Sirius Minerals PLC[a,b]	1,343,192	438,783
Sky PLC	242,979	3,118,392
Smith & Nephew PLC	209,060	3,434,986
Smiths Group PLC	90,457	1,919,271
SOCO International PLC	130,279	246,502
Sophos Group PLC[c]	115,064	503,607
Spectris PLC	31,006	1,107,147
Spirax-Sarco Engineering PLC	18,831	1,266,855
Spire Healthcare Group PLC[c]	92,120	402,710
Sports Direct International PLC[a,b]	87,985	349,118
SSE PLC	234,397	4,218,222
SSP Group PLC	158,598	912,873
ST Modwen Properties PLC	100,689	476,124
St. James's Place PLC	125,587	1,865,249
Stagecoach Group PLC	159,742	420,566
Standard Chartered PLC[b]	835,147	7,792,359
Standard Life PLC	486,869	2,292,158
Stobart Group Ltd.	209,339	606,664
Stock Spirits Group PLC	150,424	340,569
SuperGroup PLC	19,200	396,198
Synthomer PLC	97,841	626,073
TalkTalk Telecom Group PLC[a]	190,478	476,104
Tate & Lyle PLC	142,358	1,393,289
Taylor Wimpey PLC	822,665	2,128,645
Ted Baker PLC	12,115	438,082
Telford Homes PLC[a]	120,561	661,337
Tesco PLC[b]	2,094,856	4,966,477
TP ICAP PLC	149,117	883,767
Travis Perkins PLC	61,103	1,273,528
TUI AG	125,907	1,829,279
Tullow Oil PLC[a,b]	359,722	976,854
UBM PLC	95,239	875,446
UDG Healthcare PLC	76,005	734,536
Ultra Electronics Holdings PLC	25,523	690,786
Unilever PLC	327,482	16,828,560
UNITE Group PLC (The)	80,466	673,546

134

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
United Utilities Group PLC	163,078	$2,053,911
Vectura Group PLC[a,b]	290,504	530,309
Vesuvius PLC	91,767	629,235
Victrex PLC	24,316	602,751
Virgin Money Holdings UK PLC	76,891	315,643
Vodafone Group PLC	6,657,653	17,144,847
Weir Group PLC (The)	55,641	1,433,232
WH Smith PLC	35,138	804,183
Whitbread PLC	45,409	2,370,477
William Hill PLC	237,506	901,847
Wm Morrison Supermarkets PLC	528,618	1,640,675
Wolseley PLC	61,267	3,887,115
Workspace Group PLC	40,802	456,349
Worldpay Group PLC[c]	462,553	1,795,283
WPP PLC	318,812	6,818,013
WS Atkins PLC	26,851	745,835

		715,607,514

TOTAL COMMON STOCKS (Cost: $5,316,341,419)		5,635,778,329

INVESTMENT COMPANIES — 0.21%

RUSSIA — 0.21%
iShares MSCI Russia Capped ETF[e]	374,715	11,994,627

		11,994,627

TOTAL INVESTMENT COMPANIES (Cost: $11,223,402)		11,994,627

PREFERRED STOCKS — 1.21%

BRAZIL — 0.64%
Banco Bradesco SA, Preference Shares	715,381	7,471,827
Braskem SA Class A, Preference Shares	43,700	466,399
Centrais Eletricas Brasileiras SA Class B, Preference Shares	58,000	415,218
Cia. Brasileira de Distribuicao, Preference Shares	41,800	937,586
Cia. Energetica de Minas Gerais, Preference Shares	198,802	551,883
Cia. Paranaense de Energia Class B, Preference Shares	33,100	301,840

Security	Shares	Value
Gerdau SA, Preference Shares	243,400	$745,692
Itau Unibanco Holding SA, Preference Shares	835,560	10,255,122
Itausa-Investimentos Itau SA, Preference Shares	1,019,681	3,152,634
Lojas Americanas SA, Preference Shares	219,720	1,156,710
Metalurgica Gerdau SA, Preference Shares	183,700	264,168
Petroleo Brasileiro SA, Preference Shares	1,027,400	4,486,926
Randon SA Implemetos e Participacoes, Preference Shares	154,125	226,456
Suzano Papel e Celulose SA Class A, Preference Shares	127,500	534,505
Telefonica Brasil SA, Preference Shares	114,000	1,685,338
Usinas Siderurgicas de Minas Gerais SA, Preference Shares Class A	103,300	137,570
Vale SA, Preference Shares	500,175	4,106,101

		36,895,975
CHILE — 0.02%
Embotelladora Andina SA Class B, Preference Shares	56,159	233,865
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	25,033	887,111

		1,120,976
COLOMBIA — 0.03%
Bancolombia SA, Preference Shares	110,552	1,075,217
Grupo Aval Acciones y Valores SA, Preference Shares	965,844	381,047

		1,456,264
GERMANY — 0.34%
Bayerische Motoren Werke AG, Preference Shares	10,946	899,695
Draegerwerk AG & Co. KGaA, Preference Shares	4,310	471,449
Fuchs Petrolub SE, Preference Shares	16,313	841,216
Henkel AG & Co. KGaA, Preference Shares	42,491	5,783,821

135

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Security	Shares	Value
Jungheinrich AG, Preference Shares	15,254	$531,049
Porsche Automobil Holding SE, Preference Shares	37,095	2,169,593
Sartorius AG, Preference Shares[a]	9,674	885,530
Schaeffler AG, Preference Shares	43,601	750,885
Volkswagen AG, Preference Shares	46,787	7,415,582

		19,748,820
INDIA — 0.00%
Vedanta Ltd, Preference Shares[b]	4,961,160	59,094

		59,094
ITALY — 0.03%
Intesa Sanpaolo SpA, Preference Shares	268,346	733,460
Telecom Italia SpA/Milano, Preference Shares	1,438,824	1,027,042

		1,760,502
SOUTH KOREA — 0.15%
AmorePacific Corp, Preference Shares	2,563	427,955
Hyundai Motor Co, Preference Shares	3,515	285,117
Hyundai Motor Co.Series 2, Preference Shares	7,600	663,222
LG Chem Ltd, Preference Shares	1,595	255,110
LG Household & Health Care Ltd, Preference Shares	448	210,634
Samsung Electronics Co. Ltd, Preference Shares	4,450	6,855,479

		8,697,517
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC, Preference Shares[b]	31,601,177	40,884

		40,884

TOTAL PREFERRED STOCKS (Cost: $62,836,843)		69,780,032

RIGHTS — 0.00%

CHINA — 0.00%
Bank of Communications Co. Ltd. (Expires 05/31/17)[b]	3,964	—

Security	Shares	Value
QATAR — 0.00%
Doha Bank QSC (Expires 05/09/17)[b]	2,474	$4,280

		4,280
UNITED KINGDOM — 0.00%
Cobham PLC (Expires 05/04/17)[a,b]	160,299	118,211

		118,211

TOTAL RIGHTS (Cost: $140,066)		122,491

SHORT-TERM INVESTMENTS — 2.24%

MONEY MARKET FUNDS — 2.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[f,g,h]	119,344,002	119,391,739
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[f,g]	9,260,903	9,260,903

		128,652,642

TOTAL SHORT-TERM INVESTMENTS (Cost: $128,623,082)		128,652,642

TOTAL INVESTMENTS IN SECURITIES — 101.57% (Cost: $5,519,164,812)[i]		5,846,328,121
Other Assets, Less Liabilities — (1.57)%		(90,211,502)

NET ASSETS — 100.00%		$5,756,116,619

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $5,560,826,958. Net unrealized appreciation was $285,501,163, of which $479,955,805 represented gross unrealized appreciation on securities and $194,454,642 represented gross unrealized depreciation on securities.

136

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Russia Capped ETF	683,430	33,000	(341,715)[a]	374,715	$11,994,627	$274,284	$—

[a]	Reflects 341,715 shares from a one-for-two reverse stock split.

Schedule 2 — Futures Contracts

Futures contracts outstanding as of April 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI Emerging Markets Mini Index	155	Jun. 2017	New York Board of Trade	$7,294,654	$7,587,250	$292,596
MSCI EAFE E-Mini	302	Jun. 2017	NYSE LIFFE	26,667,089	27,539,380	872,291

				Net unrealized appreciation		$1,164,887

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund's website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund's investments into major categories is disclosed in the consolidated schedule of investments above.

	Level 1	Level 2		Level 3	Total
Investments:
Assets:
Common stocks	$5,630,889,724	$4,733,418		$155,187	$5,635,778,329
Investment companies	11,994,627	—		—	11,994,627
Preferred stocks	69,680,054	40,884		59,094	69,780,032
Rights	118,211	0	[a]	4,280	122,491
Money market funds	128,652,642	—		—	128,652,642

Total	$5,841,335,258	$4,774,302		$218,561	$5,846,328,121

Derivative financial instruments[b]:
Assets:
Futures contracts	$1,164,887	$—		$—	$1,164,887

Total	$1,164,887	$—		$—	$1,164,887

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

137

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.97%

EXCHANGE-TRADED FUNDS — 99.97%
iShares MSCI ACWI ETF[a]	41,298	$2,654,635

		2,654,635

TOTAL INVESTMENT COMPANIES (Cost: $2,464,539)		2,654,635

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[b,c]	1,303	1,303

		1,303

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,303)		1,303

TOTAL INVESTMENTS IN SECURITIES — 100.02% (Cost: $2,465,842)[d]		2,655,938
Other Assets, Less Liabilities — (0.02)%		(559)

NET ASSETS — 100.00%		$2,655,379

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,467,499. Net unrealized appreciation was $188,439, of which $190,096 represented gross unrealized appreciation on securities and $1,657 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI ACWI ETF	20,451	22,041	(1,194)	41,298	$2,654,635	$23,048	$792

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

April 30, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of April 30, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	86,000	USD	64,189	MS	05/08/2017	$201
BRL	1,000	USD	313	MS	05/08/2017	2
DKK	96,000	USD	14,049	MS	05/08/2017	15
EUR	253,000	USD	275,422	MS	05/08/2017	237
GBP	123,000	USD	158,460	MS	05/08/2017	872
HKD	679,000	USD	87,271	MS	05/08/2017	32
ILS	8,000	USD	2,195	MS	05/08/2017	14
INR	2,000	USD	31	MS	05/08/2017	—
MXN	203,000	USD	10,677	MS	05/08/2017	96
SEK	1,000	USD	112	MS	05/08/2017	1
SGD	16,000	USD	11,453	MS	05/08/2017	—
TRY	11,000	USD	3,077	MS	05/08/2017	15
TWD	4,000	USD	132	MS	05/08/2017	1
USD	65,891	AUD	86,000	MS	05/08/2017	1,502
USD	22,829	BRL	72,000	MS	05/08/2017	175
USD	84,907	CAD	113,000	MS	05/08/2017	2,118
USD	4,891	CLP	3,248,000	MS	05/08/2017	25
USD	88,083	HKD	684,000	MS	05/08/2017	137
USD	203,009	JPY	22,578,000	MS	05/08/2017	426
USD	54,052	KRW	60,368,000	MS	05/08/2017	990
USD	5,383	NOK	46,000	MS	05/08/2017	25
USD	1,402	NZD	2,000	MS	05/08/2017	29
USD	11,469	SGD	16,000	MS	05/08/2017	16
USD	19,624	ZAR	255,000	MS	05/08/2017	560
ZAR	2,000	USD	148	MS	05/08/2017	1
RUB	510,000	USD	8,915	MS	05/10/2017	30
USD	9,337	RUB	530,000	MS	05/10/2017	41
CAD	1,000	USD	732	MS	06/07/2017	1
GBP	2,000	USD	2,591	MS	06/07/2017	2
INR	2,000	USD	31	MS	06/07/2017	—
JPY	4,000	USD	36	MS	06/07/2017	—
KRW	18,000	USD	16	MS	06/07/2017	—
MXN	1,000	USD	53	MS	06/07/2017	—
USD	21,958	BRL	70,000	MS	06/07/2017	94
USD	82,460	CAD	112,000	MS	06/07/2017	370
USD	74,575	CHF	74,000	MS	06/07/2017	46
USD	4,847	CLP	3,227,000	MS	06/07/2017	20
USD	25,596	INR	1,648,000	MS	06/07/2017	55
USD	202,219	JPY	22,507,000	MS	06/07/2017	43
USD	53,095	KRW	60,231,000	MS	06/07/2017	137
USD	5,362	NOK	46,000	MS	06/07/2017	2
USD	1,374	NZD	2,000	MS	06/07/2017	2
USD	25,369	SEK	224,000	MS	06/07/2017	34
USD	49,451	TWD	1,491,000	MS	06/07/2017	31
USD	19,428	ZAR	261,000	MS	06/07/2017	15

						8,413

BRL	71,000	USD	22,453	MS	05/08/2017	(114)
CAD	113,000	USD	83,180	MS	05/08/2017	(390)
CHF	74,000	USD	74,447	MS	05/08/2017	(53)
CLP	3,248,000	USD	4,886	MS	05/08/2017	(21)

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

April 30, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
HKD	5,000	USD	644	MS	05/08/2017	$(1)
INR	1,648,000	USD	25,702	MS	05/08/2017	(86)
JPY	22,578,000	USD	202,647	MS	05/08/2017	(63)
KRW	60,368,000	USD	53,228	MS	05/08/2017	(166)
NOK	46,000	USD	5,361	MS	05/08/2017	(3)
NZD	2,000	USD	1,375	MS	05/08/2017	(2)
SEK	218,000	USD	24,654	MS	05/08/2017	(35)
TWD	1,479,000	USD	49,040	MS	05/08/2017	(68)
USD	74,336	CHF	74,000	MS	05/08/2017	(57)
USD	13,863	DKK	96,000	MS	05/08/2017	(200)
USD	271,699	EUR	253,000	MS	05/08/2017	(3,960)
USD	153,376	GBP	123,000	MS	05/08/2017	(5,956)
USD	2,208	ILS	8,000	MS	05/08/2017	(1)
USD	25,340	INR	1,650,000	MS	05/08/2017	(308)
USD	10,762	MXN	203,000	MS	05/08/2017	(12)
USD	24,597	SEK	219,000	MS	05/08/2017	(135)
USD	2,985	TRY	11,000	MS	05/08/2017	(107)
USD	49,028	TWD	1,483,000	MS	05/08/2017	(76)
USD	593	ZAR	8,000	MS	05/08/2017	(5)
ZAR	261,000	USD	19,529	MS	05/08/2017	(16)
RUB	20,000	USD	352	MS	05/10/2017	(1)
CLP	60,000	USD	90	MS	06/07/2017	—
EUR	1,000	USD	1,091	MS	06/07/2017	—
RUB	6,000	USD	105	MS	06/07/2017	—
USD	64,153	AUD	86,000	MS	06/07/2017	(202)
USD	732	CAD	1,000	MS	06/07/2017	(1)
USD	2,013	CHF	2,000	MS	06/07/2017	(1)
USD	14,949	DKK	102,000	MS	06/07/2017	(16)
USD	284,532	EUR	261,000	MS	06/07/2017	(256)
USD	157,328	GBP	122,000	MS	06/07/2017	(837)
USD	88,868	HKD	691,000	MS	06/07/2017	(32)
USD	2,198	ILS	8,000	MS	06/07/2017	(14)
USD	495	INR	32,000	MS	06/07/2017	(1)
USD	1,883	KRW	2,142,000	MS	06/07/2017	(1)
USD	10,728	MXN	205,000	MS	06/07/2017	(98)
USD	8,947	RUB	515,000	MS	06/07/2017	(32)
USD	11,456	SGD	16,000	MS	06/07/2017	(1)
USD	3,328	TRY	12,000	MS	06/07/2017	(15)
USD	166	TWD	5,000	MS	06/07/2017	—
USD	594	ZAR	8,000	MS	06/07/2017	(1)

						(13,344)

				Net unrealized depreciation		$(4,931)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

April 30, 2017

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund's website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund's investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,654,635	$—	$—	$2,654,635
Money market funds	1,303	—	—	1,303

Total	$2,655,938	$—	$—	$2,655,938

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$8,413	$—	$8,413
Liabilities:
Forward currency contracts	—	(13,344)	—	(13,344)

Total	$—	$(4,931)	$—	$(4,931)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

141

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.00%

EXCHANGE-TRADED FUNDS — 100.00%
iShares MSCI ACWI ex U.S. ETF[a]	1,612,069	$71,833,795

		71,833,795

TOTAL INVESTMENT COMPANIES (Cost: $66,192,214)		71,833,795

TOTAL INVESTMENTS IN SECURITIES — 100.00% (Cost: $66,192,214)[b]		71,833,795
Other Assets, Less Liabilities — 0.00%		1,512

NET ASSETS—100.00%		$71,835,307

[a]	Affiliated issuer. See Schedule 1.
[b]	The cost of investments for federal income tax purposes was $66,206,335. Net unrealized appreciation was $5,627,460, of which $5,641,581 represented gross unrealized appreciation on securities and $14,121 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2a(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI ACWI ex U.S. ETF	54,429	1,677,100	(119,460)	1,612,069	$71,833,795	$397,956	$97,112

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of April 30, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	4,926,000	USD	3,676,670	MS	05/08/2017	$11,496
BRL	97,000	USD	30,333	MS	05/08/2017	187
CHF	73,000	USD	73,185	MS	05/08/2017	204
DKK	5,693,000	USD	832,809	MS	05/08/2017	1,189
EUR	14,833,000	USD	16,143,630	MS	05/08/2017	17,872
GBP	7,184,000	USD	9,255,710	MS	05/08/2017	50,335
HKD	39,107,000	USD	5,026,390	MS	05/08/2017	1,824
ILS	454,000	USD	124,582	MS	05/08/2017	788
INR	1,872,000	USD	28,882	MS	05/08/2017	216
MXN	11,904,000	USD	626,212	MS	05/08/2017	5,555
NOK	46,000	USD	5,341	MS	05/08/2017	17
SEK	239,000	USD	26,618	MS	05/08/2017	372
SGD	901,000	USD	644,921	MS	05/08/2017	6
TRY	645,000	USD	180,336	MS	05/08/2017	944
TWD	1,787,000	USD	58,877	MS	05/08/2017	294
USD	3,838,684	AUD	5,010,000	MS	05/08/2017	87,625
USD	1,344,050	BRL	4,239,000	MS	05/08/2017	10,288
USD	4,966,755	CAD	6,610,000	MS	05/08/2017	123,945
USD	286,827	CLP	190,489,000	MS	05/08/2017	1,480
USD	5,161,633	HKD	40,082,000	MS	05/08/2017	8,058
USD	11,978,801	JPY	1,332,240,000	MS	05/08/2017	25,120

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

April 30, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	3,169,692	KRW	3,540,041,000	MS	05/08/2017	$58,115
USD	317,244	NOK	2,711,000	MS	05/08/2017	1,478
USD	86,911	NZD	124,000	MS	05/08/2017	1,785
USD	656,640	SGD	916,000	MS	05/08/2017	976
USD	1,157,920	ZAR	15,046,000	MS	05/08/2017	33,021
ZAR	140,000	USD	10,360	MS	05/08/2017	107
RUB	29,387,000	USD	513,717	MS	05/10/2017	1,714
USD	548,124	RUB	31,114,000	MS	05/10/2017	2,402
BRL	40,000	USD	12,396	MS	06/07/2017	98
CAD	48,000	USD	35,141	MS	06/07/2017	41
GBP	130,000	USD	168,377	MS	06/07/2017	159
ILS	2,000	USD	553	MS	06/07/2017	—
MXN	12,000	USD	632	MS	06/07/2017	2
SEK	2,000	USD	226	MS	06/07/2017	—
SGD	5,000	USD	3,579	MS	06/07/2017	1
USD	1,268,547	BRL	4,044,000	MS	06/07/2017	5,449
USD	4,746,625	CAD	6,447,000	MS	06/07/2017	21,280
USD	4,344,508	CHF	4,311,000	MS	06/07/2017	2,702
USD	279,169	CLP	185,871,000	MS	06/07/2017	1,143
USD	2,765	ILS	10,000	MS	06/07/2017	1
USD	1,474,023	INR	94,905,000	MS	06/07/2017	3,174
USD	11,570,941	JPY	1,287,846,000	MS	06/07/2017	2,463
USD	3,058,137	KRW	3,469,132,000	MS	06/07/2017	7,895
USD	310,777	NOK	2,666,000	MS	06/07/2017	142
USD	80,351	NZD	117,000	MS	06/07/2017	93
USD	1,460,630	SEK	12,897,000	MS	06/07/2017	1,980
USD	2,842,505	TWD	85,704,000	MS	06/07/2017	1,752
USD	1,121,559	ZAR	15,067,000	MS	06/07/2017	881

						496,669

AUD	84,000	USD	63,208	MS	05/08/2017	(316)
BRL	4,142,000	USD	1,309,837	MS	05/08/2017	(6,595)
CAD	6,610,000	USD	4,866,251	MS	05/08/2017	(23,441)
CHF	4,291,000	USD	4,316,923	MS	05/08/2017	(3,091)
CLP	190,489,000	USD	286,683	MS	05/08/2017	(1,335)
HKD	975,000	USD	125,483	MS	05/08/2017	(122)
INR	94,905,000	USD	1,480,138	MS	05/08/2017	(4,937)
JPY	1,332,240,000	USD	11,961,394	MS	05/08/2017	(7,713)
KRW	3,540,041,000	USD	3,121,228	MS	05/08/2017	(9,651)
NOK	2,665,000	USD	310,563	MS	05/08/2017	(154)
NZD	124,000	USD	85,308	MS	05/08/2017	(182)
SEK	12,578,000	USD	1,422,461	MS	05/08/2017	(2,029)
SGD	15,000	USD	10,738	MS	05/08/2017	(1)
TWD	85,202,000	USD	2,825,094	MS	05/08/2017	(3,929)
USD	4,383,831	CHF	4,364,000	MS	05/08/2017	(3,390)
USD	822,124	DKK	5,693,000	MS	05/08/2017	(11,874)
USD	15,929,563	EUR	14,833,000	MS	05/08/2017	(231,940)
USD	8,957,772	GBP	7,184,000	MS	05/08/2017	(348,273)
USD	125,310	ILS	454,000	MS	05/08/2017	(60)
USD	1,486,237	INR	96,777,000	MS	05/08/2017	(18,063)
USD	631,083	MXN	11,904,000	MS	05/08/2017	(684)
USD	1,439,537	SEK	12,817,000	MS	05/08/2017	(7,886)
USD	175,007	TRY	645,000	MS	05/08/2017	(6,273)
USD	2,875,879	TWD	86,989,000	MS	05/08/2017	(4,456)
USD	27,949	ZAR	377,000	MS	05/08/2017	(237)

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

April 30, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
ZAR	15,283,000	USD	1,143,856	MS	05/08/2017	$(1,239)
RUB	1,727,000	USD	30,453	MS	05/10/2017	(163)
CLP	3,556,000	USD	5,323	MS	06/07/2017	(4)
EUR	16,000	USD	17,460	MS	06/07/2017	(1)
INR	4,000	USD	62	MS	06/07/2017	—
NOK	35,000	USD	4,087	MS	06/07/2017	(9)
RUB	327,000	USD	5,704	MS	06/07/2017	(3)
TRY	1,000	USD	279	MS	06/07/2017	—
USD	3,700,045	AUD	4,960,000	MS	06/07/2017	(11,608)
USD	16,830	CAD	23,000	MS	06/07/2017	(28)
USD	67,446	CHF	67,000	MS	06/07/2017	(33)
USD	860,310	DKK	5,870,000	MS	06/07/2017	(909)
USD	16,352,384	EUR	15,000,000	MS	06/07/2017	(14,720)
USD	9,086,333	GBP	7,046,000	MS	06/07/2017	(48,322)
USD	5,115,014	HKD	39,772,000	MS	06/07/2017	(1,832)
USD	120,589	ILS	439,000	MS	06/07/2017	(750)
USD	25,739	INR	1,663,000	MS	06/07/2017	(34)
USD	66,993	JPY	7,458,000	MS	06/07/2017	(1)
USD	105,551	KRW	120,090,000	MS	06/07/2017	(38)
USD	615,568	MXN	11,763,000	MS	06/07/2017	(5,619)
USD	2,057	NZD	3,000	MS	06/07/2017	(1)
USD	514,259	RUB	29,603,000	MS	06/07/2017	(1,831)
USD	644,374	SGD	900,000	MS	06/07/2017	(29)
USD	186,365	TRY	672,000	MS	06/07/2017	(891)
USD	12,957	TWD	391,000	MS	06/07/2017	(3)
USD	32,826	ZAR	442,000	MS	06/07/2017	(50)

						(784,750)

				Net unrealized depreciation		$(288,081)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

April 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund's website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund's investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$71,833,795	$—	$—	$71,833,795

Total	$71,833,795	$—	$—	$71,833,795

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$496,669	$—	$496,669
Liabilities:
Forward currency contracts	—	(784,750)	—	(784,750)

Total	$—	$(288,081)	$—	$(288,081)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

145

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.99%

EXCHANGE-TRADED FUNDS — 99.99%
iShares MSCI EAFE ETF[a]	65,186,528	$4,158,900,486

		4,158,900,486

TOTAL INVESTMENT COMPANIES (Cost: $4,053,597,809)		4,158,900,486

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[b,c]	3,211,107	3,211,107

		3,211,107

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,211,107)		3,211,107

TOTAL INVESTMENTS IN SECURITIES — 100.07% (Cost: $4,056,808,916)[d]		4,162,111,593
Other Assets, Less Liabilities — (0.07)%		(2,923,345)

NET ASSETS — 100.00%		$4,159,188,248

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $4,109,819,259. Net unrealized appreciation was $52,292,334, of which $105,302,677 represented gross unrealized appreciation on securities and $53,010,343 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI EAFE ETF	61,708,842	26,642,156	(23,164,470)	65,186,528	$4,158,900,486	$31,865,172	$(27,313,631)

146

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of April 30, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	408,499,000	USD	305,280,698	HSBC	05/08/2017	$568,358
CHF	472,000	USD	473,194	MS	05/08/2017	1,318
DKK	3,162,000	USD	455,561	MS	05/08/2017	7,657
DKK	633,000	USD	91,317	SSB	05/08/2017	1,414
EUR	1,574,000	USD	1,688,099	BOM	05/08/2017	26,874
GBP	2,088,000	USD	2,619,753	CSFB	05/08/2017	85,011
GBP	583,749,000	USD	752,744,336	TDB	05/08/2017	3,435,315
GBP	760,000	USD	974,406	TNTC	05/08/2017	10,087
HKD	1,020,630,000	USD	131,180,710	MS	05/08/2017	47,593
ILS	36,445,000	USD	10,002,333	BNP	05/08/2017	61,792
ILS	133,000	USD	36,687	CITI	05/08/2017	41
ILS	280,000	USD	77,212	MS	05/08/2017	109
ILS	50,000	USD	13,624	UBS	05/08/2017	183
NOK	291,000	USD	33,779	TNTC	05/08/2017	116
SEK	4,069,000	USD	454,927	TNTC	05/08/2017	4,585
SGD	98,000	USD	70,115	GS	05/08/2017	32
USD	1,463,390	AUD	1,929,000	BBP	05/08/2017	19,120
USD	3,312,022	AUD	4,392,000	CITI	05/08/2017	23,668
USD	287,233,988	AUD	374,617,000	HSBC	05/08/2017	6,752,871
USD	6,519,404	AUD	8,701,000	SSB	05/08/2017	4,841
USD	6,259,157	AUD	8,288,000	TNTC	05/08/2017	53,813
USD	154,009,258	CHF	153,039,000	CITI	05/08/2017	155,935
USD	1,352,663	CHF	1,343,000	MS	05/08/2017	2,517
USD	260,638	DKK	1,777,000	TNTC	05/08/2017	316
USD	4,959,872	EUR	4,545,000	RBS	05/08/2017	7,804
USD	59,193,131	HKD	459,646,500	CITI	05/08/2017	93,722
USD	71,322,490	HKD	553,862,500	MS	05/08/2017	109,184
USD	7,061,776	JPY	774,525,000	BNP	05/08/2017	112,259
USD	917,918,191	JPY	101,989,523,000	CITI	05/08/2017	2,805,108
USD	7,706,616	JPY	838,231,000	CSFB	05/08/2017	185,489
USD	26,127,120	JPY	2,864,013,000	GS	05/08/2017	429,424
USD	7,003,467	JPY	767,455,000	SSB	05/08/2017	117,386
USD	9,963,457	JPY	1,095,323,000	TNTC	05/08/2017	135,541
USD	187,618	NOK	1,605,000	BNP	05/08/2017	674
USD	24,194,703	NOK	206,509,000	CITI	05/08/2017	141,354
USD	715,439	NOK	6,133,000	TNTC	05/08/2017	1,092
USD	105,337	NOK	896,000	UBS	05/08/2017	974
USD	27,447	NZD	39,000	CBA	05/08/2017	673
USD	6,720,745	NZD	9,591,000	GS	05/08/2017	136,551
USD	23,096	NZD	33,000	SSB	05/08/2017	441
USD	323,823	NZD	465,000	TNTC	05/08/2017	4,602
USD	455,637	SEK	3,988,000	RBS	05/08/2017	5,272
USD	873,907	SEK	7,737,000	TNTC	05/08/2017	168
USD	1,066,577	SGD	1,490,000	MS	05/08/2017	49
USD	212,080	SGD	296,000	RBS	05/08/2017	206
USD	49,342,858	SGD	68,806,000	SCB	05/08/2017	92,188
USD	947,655	SGD	1,322,000	TNTC	05/08/2017	1,380
AUD	357,000	USD	266,815	MS	06/07/2017	334
GBP	2,676,000	USD	3,466,821	CITI	06/07/2017	2,429

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
GBP	9,974,000	USD	12,916,302	MS	06/07/2017	$14,304
ILS	167,000	USD	46,151	TDB	06/07/2017	8
SGD	596,000	USD	426,610	MS	06/07/2017	128
USD	360,957,474	CHF	358,174,000	MS	06/07/2017	224,003
USD	965,544	DKK	6,578,000	CITI	06/07/2017	450
USD	67,640,122	DKK	460,803,000	TDB	06/07/2017	33,191
USD	1,292,416,133	EUR	1,183,515,000	RBS	06/07/2017	1,035,291
USD	503,034	GBP	388,000	TNTC	06/07/2017	19
USD	171,448	ILS	620,000	MS	06/07/2017	80
USD	958,649,151	JPY	106,614,248,000	HSBC	06/07/2017	953,417
USD	1,155,605	JPY	128,573,000	MS	06/07/2017	658
USD	3,264,411	JPY	362,545,000	TNTC	06/07/2017	7,738
USD	68,899	NOK	590,000	BNP	06/07/2017	154
USD	25,819,956	NOK	220,921,000	HSBC	06/07/2017	78,915
USD	18,646	NOK	160,000	TNTC	06/07/2017	3
USD	6,682,589	NZD	9,715,000	HSBC	06/07/2017	18,413
USD	23,364	NZD	34,000	TNTC	06/07/2017	41
USD	328,030	SEK	2,891,000	BNP	06/07/2017	1,057
USD	120,710,875	SEK	1,065,356,000	MS	06/07/2017	219,138
USD	53,239,003	SGD	74,311,000	NAB	06/07/2017	32,075
USD	143,260	SGD	200,000	WBC	06/07/2017	59

						18,267,012

AUD	542,000	USD	407,671	RBS	05/08/2017	(1,868)
CHF	355,681,000	USD	357,829,768	MS	05/08/2017	(256,182)
DKK	460,803,000	USD	67,538,516	TDB	05/08/2017	(33,052)
EUR	1,183,515,000	USD	1,290,634,943	RBS	05/08/2017	(1,119,653)
HKD	4,259,000	USD	548,304	MS	05/08/2017	(700)
JPY	106,614,248,000	USD	957,613,293	HSBC	05/08/2017	(1,004,317)
JPY	355,302,000	USD	3,192,548	MS	05/08/2017	(4,558)
JPY	1,221,010,000	USD	10,972,313	RBS	05/08/2017	(16,656)
JPY	138,510,000	USD	1,267,685	TDB	05/08/2017	(24,887)
NOK	220,921,000	USD	25,811,528	HSBC	05/08/2017	(79,526)
NZD	9,715,000	USD	6,687,709	HSBC	05/08/2017	(18,389)
NZD	388,000	USD	271,003	MS	05/08/2017	(4,642)
NZD	25,000	USD	17,505	SSB	05/08/2017	(343)
SEK	1,042,966,000	USD	118,003,103	MS	05/08/2017	(221,046)
SGD	74,311,000	USD	53,223,750	NAB	05/08/2017	(32,655)
SGD	379,000	USD	271,387	RBS	05/08/2017	(103)
USD	1,133,604	AUD	1,517,000	BNP	05/08/2017	(2,196)
USD	7,316,916	AUD	9,597,000	MS	05/08/2017	131,504
USD	202,541,901	CHF	201,771,000	MS	05/08/2017	(302,727)
USD	272,259	DKK	1,898,000	CBA	05/08/2017	(5,789)
USD	1,498,027	DKK	10,488,000	CITI	05/08/2017	(38,415)
USD	897,312	DKK	6,199,000	MS	05/08/2017	(10,812)
USD	63,183,032	DKK	437,278,000	SSB	05/08/2017	(876,130)
USD	1,000,669	DKK	6,958,000	TNTC	05/08/2017	(18,645)
USD	9,329,067	EUR	8,693,000	BBP	05/08/2017	(142,513)
USD	6,851,878	EUR	6,413,000	BNY	05/08/2017	(135,496)
USD	32,651,513	EUR	30,740,000	NAB	05/08/2017	(841,683)
USD	63,722,649	EUR	59,368,000	RBS	05/08/2017	(962,585)
USD	1,142,551,470	EUR	1,063,764,000	SSB	05/08/2017	(16,487,446)
USD	12,312,922	EUR	11,566,000	TNTC	05/08/2017	(288,974)
USD	3,017,099	GBP	2,348,000	BBP	05/08/2017	(24,465)
USD	5,370,736	GBP	4,198,000	CIBC	05/08/2017	(67,289)

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	2,448,952	GBP	1,915,000	CITI	05/08/2017	$(31,710)
USD	19,134,466	GBP	15,310,000	CSFB	05/08/2017	(697,877)
USD	678,966,342	GBP	543,410,000	HSBC	05/08/2017	(24,958,777)
USD	3,441,173	GBP	2,738,000	JPM	05/08/2017	(105,591)
USD	12,847,770	GBP	10,208,000	MS	05/08/2017	(375,520)
USD	4,180,983	GBP	3,341,000	SSB	05/08/2017	(146,898)
USD	3,902,509	GBP	3,129,000	TNTC	05/08/2017	(150,750)
USD	1,463,120	HKD	11,380,000	MS	05/08/2017	(73)
USD	57,066	ILS	209,000	BBP	05/08/2017	(648)
USD	9,621,338	ILS	34,867,000	CITI	05/08/2017	(7,029)
USD	75,581	ILS	276,000	HSBC	05/08/2017	(635)
USD	26,981	ILS	98,000	RBS	05/08/2017	(82)
USD	107,077	ILS	391,000	SSB	05/08/2017	(896)
USD	253,401	ILS	927,000	TDB	05/08/2017	(2,586)
USD	38,456	ILS	140,000	UBS	05/08/2017	(204)
USD	95,735	NOK	824,000	CBA	05/08/2017	(242)
USD	64,290	NOK	552,000	MS	05/08/2017	(5)
USD	545,908	NOK	4,693,000	TNTC	05/08/2017	(714)
USD	115,344	SEK	1,046,000	BBP	05/08/2017	(2,781)
USD	312,045	SEK	2,803,000	CBA	05/08/2017	(4,498)
USD	111,249,919	SEK	989,810,000	MS	05/08/2017	(529,236)
USD	4,622,542	SEK	41,651,000	TNTC	05/08/2017	(81,102)
USD	304,659	SGD	426,000	MS	05/08/2017	(268)
USD	394,198	SGD	551,000	SSB	05/08/2017	(202)
USD	1,122,406	SGD	1,575,000	TDB	05/08/2017	(4,964)
USD	230,052	SGD	322,000	TNTC	05/08/2017	(432)
EUR	1,739,000	USD	1,898,065	TNTC	06/07/2017	(572)
NOK	3,682,000	USD	430,003	MS	06/07/2017	(987)
SEK	438,000	USD	49,556	TNTC	06/07/2017	(18)
USD	305,115,665	AUD	408,499,000	HSBC	06/07/2017	(571,129)
USD	2,153,788	AUD	2,884,000	TNTC	06/07/2017	(4,359)
USD	4,608,518	CHF	4,578,000	MS	06/07/2017	(2,196)
USD	238,430	DKK	1,627,000	CBA	06/07/2017	(276)
USD	2,549,490	DKK	17,382,000	MS	06/07/2017	(718)
USD	30,687,455	EUR	28,135,000	MS	06/07/2017	(11,776)
USD	3,583,101	EUR	3,288,000	RBS	06/07/2017	(4,568)
USD	895,792	EUR	821,000	TNTC	06/07/2017	(34)
USD	2,011,438	GBP	1,557,000	CITI	06/07/2017	(7,105)
USD	753,331,587	GBP	583,749,000	TDB	06/07/2017	(3,458,882)
USD	134,700,304	HKD	1,047,366,000	MS	06/07/2017	(48,020)
USD	10,011,538	ILS	36,445,000	BNP	06/07/2017	(61,862)
USD	27,830	ILS	101,000	CITI	06/07/2017	(87)
USD	6,909	ILS	25,000	TDB	06/07/2017	(1)
USD	2,048,984	JPY	228,102,000	MS	06/07/2017	(14)
USD	37,003	NZD	54,000	CIBC	06/07/2017	(39)
USD	92,597	NZD	135,000	MS	06/07/2017	(9)
USD	81,758	SEK	723,000	TNTC	06/07/2017	(13)
USD	126,008	SGD	176,000	CITI	06/07/2017	(8)
USD	35,797	SGD	50,000	TNTC	06/07/2017	(3)

						(54,168,634)

				Net unrealized depreciation		$(35,901,622)

Counterparties:

BBP — Barclays Bank PLC Wholesale

BNP — BNP Paribas SA

BNY — Bank of New York

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2017

BOM — Bank of Montreal

CBA — Commonwealth Bank of Australia Sydney

CIBC — Imperial Bank of Canada

CITI — Citibank N.A. London

CSFB — Credit Suisse First Boston

GS — Goldman Sachs International

HSBC — HSBC Bank PLC

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

NAB — National Australia Bank Limited

RBS — Royal Bank of Scotland

SCB — Standard Chartered Bank

SSB — State Street Bank London

TDB — Toronto Dominion Bank

TNTC — The Northern Trust Company

UBS — UBS AG London

WBC — Westpac Banking Corporation

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$4,158,900,486	$—	$—	$4,158,900,486
Money market funds	3,211,107	—	—	3,211,107

Total	$4,162,111,593	$—	$—	$4,162,111,593

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$18,267,012	$—	$18,267,012
Liabilities:
Forward currency contracts	—	(54,168,634)	—	54,168,634

Total	$—	$(35,901,622)	$—	$(35,901,622)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

150

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.07%

EXCHANGE-TRADED FUNDS — 100.07%
iShares MSCI EAFE Small-Cap ETF[a]	123,853	$6,987,786

		6,987,786

TOTAL INVESTMENT COMPANIES (Cost: $6,276,442)		6,987,786

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[b,c]	3,810	3,810

		3,810

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,810)		3,810

TOTAL INVESTMENTS IN SECURITIES — 100.13% (Cost: $6,280,252)[d]		6,991,596
Other Assets, Less Liabilities — (0.13)%		(8,942)

NET ASSETS — 100.00%		$6,982,654

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $6,300,184. Net unrealized appreciation was $691,412, of which $711,344 represented gross unrealized appreciation on securities and $19,932 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI EAFE Small-Cap ETF	166,472	43,273	(85,892)	123,853	$6,987,786	$128,778	$281,082

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

April 30, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of April 30, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	598,000	USD	446,336	MS	05/08/2017	$1,396
DKK	719,000	USD	105,220	MS	05/08/2017	111
EUR	1,567,000	USD	1,705,876	MS	05/08/2017	1,471
GBP	942,000	USD	1,213,840	MS	05/08/2017	6,413
HKD	1,213,000	USD	155,906	MS	05/08/2017	56
ILS	276,000	USD	75,740	MS	05/08/2017	476
NOK	11,000	USD	1,281	MS	05/08/2017	—
SEK	7,000	USD	785	MS	05/08/2017	5
SGD	165,000	USD	118,105	MS	05/08/2017	1
USD	458,597	AUD	600,000	MS	05/08/2017	9,368
USD	157,242	HKD	1,221,000	MS	05/08/2017	251
USD	2,114,328	JPY	234,875,000	MS	05/08/2017	6,884
USD	89,052	NOK	761,000	MS	05/08/2017	414
USD	72,095	NZD	103,000	MS	05/08/2017	1,385
USD	94,626	SGD	132,000	MS	05/08/2017	141
AUD	6,000	USD	4,484	MS	06/07/2017	6
HKD	1,000	USD	129	MS	06/07/2017	—
ILS	1,000	USD	276	MS	06/07/2017	—
SGD	5,000	USD	3,579	MS	06/07/2017	1
USD	330,551	CHF	328,000	MS	06/07/2017	207
USD	6,547	EUR	6,000	MS	06/07/2017	1
USD	553	ILS	2,000	MS	06/07/2017	—
USD	2,090,799	JPY	232,706,000	MS	06/07/2017	445
USD	110,510	NOK	948,000	MS	06/07/2017	52
USD	70,736	NZD	103,000	MS	06/07/2017	82
USD	360,248	SEK	3,181,000	MS	06/07/2017	477

						29,643

AUD	2,000	USD	1,528	MS	05/08/2017	(30)
CHF	324,000	USD	325,957	MS	05/08/2017	(233)
HKD	8,000	USD	1,030	MS	05/08/2017	(2)
JPY	234,875,000	USD	2,108,096	MS	05/08/2017	(653)
NOK	936,000	USD	109,076	MS	05/08/2017	(54)
NZD	103,000	USD	70,791	MS	05/08/2017	(82)
SEK	3,014,000	USD	340,857	MS	05/08/2017	(486)
USD	325,008	CHF	324,000	MS	05/08/2017	(716)
USD	103,732	DKK	719,000	MS	05/08/2017	(1,598)
USD	1,681,258	EUR	1,567,000	MS	05/08/2017	(26,088)
USD	1,175,172	GBP	942,000	MS	05/08/2017	(45,081)
USD	76,084	ILS	276,000	MS	05/08/2017	(132)
USD	21,626	NOK	186,000	MS	05/08/2017	(39)
USD	338,850	SEK	3,021,000	MS	05/08/2017	(2,311)
USD	23,560	SGD	33,000	MS	05/08/2017	(61)
USD	449,078	AUD	602,000	MS	06/07/2017	(1,409)
USD	13,087	CHF	13,000	MS	06/07/2017	(6)
USD	110,212	DKK	752,000	MS	06/07/2017	(118)
USD	1,757,336	EUR	1,612,000	MS	06/07/2017	(1,582)
USD	1,265,283	GBP	981,000	MS	06/07/2017	(6,517)
USD	156,644	HKD	1,218,000	MS	06/07/2017	(57)
USD	75,815	ILS	276,000	MS	06/07/2017	(472)
USD	24,244	JPY	2,699,000	MS	06/07/2017	—

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

April 30, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	2,057	NZD	3,000	MS	06/07/2017	$(1)
USD	452	SEK	4,000	MS	06/07/2017	—
USD	118,851	SGD	166,000	MS	06/07/2017	(5)

						(87,733)

				Net unrealized depreciation		$(58,090)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$6,987,786	$—	$—	$6,987,786
Money market funds	3,810	—	—	3,810

Total	$6,991,596	$—	$—	$6,991,596

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$29,643	$—	$29,643
Liabilities:
Forward currency contracts	—	(87,733)	—	(87,733)

Total	$—	$(58,090)	$—	$(58,090)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

153

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.12%

EXCHANGE-TRADED FUNDS — 100.12%
iShares MSCI Europe Small-Cap ETF[a]	27,284	$1,386,573

		1,386,573

TOTAL INVESTMENT COMPANIES (Cost: $1,238,170)		1,386,573

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[b,c]	663	663

		663

TOTAL SHORT-TERM INVESTMENTS (Cost: $663)		663

TOTAL INVESTMENTS IN SECURITIES — 100.17% (Cost: $1,238,833)[d]		1,387,236
Other Assets, Less Liabilities — (0.17)%		(2,419)

NET ASSETS — 100.00%		$1,384,817

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $1,241,488. Net unrealized appreciation was $145,748, of which $148,403 represented gross unrealized appreciation on securities and $2,655 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Europe Small-Cap ETF	29,042	2,506	(4,264)	27,284	$1,386,573	$7,985	$(9,353)

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

April 30, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of April 30, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	114,000	USD	114,521	MS	05/03/2017	$52
DKK	253,000	USD	37,015	MS	05/03/2017	38
EUR	1,102,000	USD	1,199,716	MS	05/03/2017	693
GBP	332,000	USD	427,715	MS	05/03/2017	2,291
NOK	6,000	USD	699	MS	05/03/2017	—
SEK	8,000	USD	897	MS	05/03/2017	6
USD	78,476	NOK	672,000	MS	05/03/2017	209
USD	120,613	SEK	1,068,000	MS	05/03/2017	34
USD	116,902	CHF	116,000	MS	06/07/2017	74
USD	4,365	EUR	4,000	MS	06/07/2017	—
USD	38,935	NOK	334,000	MS	06/07/2017	18
USD	125,256	SEK	1,106,000	MS	06/07/2017	167

						3,582

CHF	114,000	USD	114,655	MS	05/03/2017	(83)
NOK	666,000	USD	77,676	MS	05/03/2017	(108)
SEK	2,128,000	USD	240,459	MS	05/03/2017	(205)
USD	228,856	CHF	228,000	MS	05/03/2017	(289)
USD	36,474	DKK	253,000	MS	05/03/2017	(580)
USD	1,190,746	EUR	1,102,000	MS	05/03/2017	(9,662)
USD	414,525	GBP	332,000	MS	05/03/2017	(15,482)
USD	119,823	SEK	1,068,000	MS	05/03/2017	(756)
NOK	3,000	USD	350	MS	06/07/2017	(1)
USD	3,020	CHF	3,000	MS	06/07/2017	(2)
USD	38,398	DKK	262,000	MS	06/07/2017	(41)
USD	611,576	EUR	561,000	MS	06/07/2017	(554)
USD	441,094	GBP	342,000	MS	06/07/2017	(2,285)
USD	678	SEK	6,000	MS	06/07/2017	—

						(30,048)

				Net unrealized depreciation		$(26,466)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

155

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

April 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$1,386,573	$—	$—	$1,386,573
Money market funds	663	—	—	663

Total	$1,387,236	$—	$—	$1,387,236

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$3,582	$—	$3,582
Liabilities:
Forward currency contracts	—	(30,048)	—	(30,048)

Total	$—	$(26,466)	$—	$(26,466)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

156

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.92%

AUSTRALIA — 3.34%
AGL Energy Ltd.	2,504	$50,111
Alumina Ltd.	9,768	13,441
Aristocrat Leisure Ltd.	4,728	69,444
ASX Ltd.	848	32,165
Aurizon Holdings Ltd.	5,960	22,955
Boral Ltd.	3,196	14,723
Challenger Ltd./Australia	2,816	27,841
Cochlear Ltd.	408	42,681
Dexus Property Group	3,176	24,227
Domino’s Pizza Enterprises Ltd.	176	8,045
DUET Group	6,544	14,780
Fortescue Metals Group Ltd.	13,696	54,388
Goodman Group	3,712	22,514
Harvey Norman Holdings Ltd.	2,384	7,470
James Hardie Industries PLC	1,248	21,158
Mirvac Group	13,824	23,468
Newcrest Mining Ltd.	4,664	73,805
Ramsay Health Care Ltd.	600	32,172
Sonic Healthcare Ltd.	1,112	18,370
South32 Ltd.	46,680	97,049
Stockland	4,992	18,106
Treasury Wine Estates Ltd.	3,713	33,321

		722,234
BELGIUM — 0.44%
Colruyt SA	304	15,607
Solvay SA	304	38,649
Umicore SA	680	39,801

		94,057
CANADA — 15.77%
Agnico Eagle Mines Ltd.	1,264	60,320
Alimentation Couche-Tard Inc. Class B	2,008	92,198
ARC Resources Ltd.	1,208	15,832
Atco Ltd./Canada Class I	440	15,984
Bank of Montreal	2,336	165,141
Bank of Nova Scotia (The)	5,288	293,464
Barrick Gold Corp.	7,512	125,374
BCE Inc.	480	21,818
CAE Inc.	2,136	32,572
Canadian Natural Resources Ltd.	4,977	158,268
Canadian Utilities Ltd. Class A	464	13,354
CCL Industries Inc. Class B	96	22,187

Security	Shares	Value
CGI Group Inc. Class Aa	1,040	$50,110
Constellation Software Inc./Canada	88	40,182
Dollarama Inc.	416	36,358
Enbridge Inc.	5,040	208,559
Encana Corp.	4,051	43,286
First Capital Realty Inc.	193	2,801
First Quantum Minerals Ltd.	2,784	26,490
Fortis Inc./Canada	1,865	60,589
Franco-Nevada Corp.	576	39,111
H&R REIT	328	5,556
Hydro One Ltd.[b]	688	12,097
Industrial Alliance Insurance & Financial Services Inc.	592	24,935
Inter Pipeline Ltd.	1,056	21,478
Jean Coutu Group PJC Inc. (The) Class A	288	4,706
Kinross Gold Corp.[a]	4,136	14,368
Metro Inc.	744	25,455
National Bank of Canada	1,088	42,213
Onex Corp.	376	27,084
Open Text Corp.	1,312	45,416
Pembina Pipeline Corp.	1,712	54,466
Peyto Exploration & Development Corp.	632	11,482
Restaurant Brands International Inc.	696	39,002
Rogers Communications Inc. Class B	1,296	59,326
Royal Bank of Canada	6,120	418,369
Saputo Inc.	2,224	73,000
Seven Generations Energy Ltd. Class Aa	2,184	38,607
Silver Wheaton Corp.	2,744	54,667
Smart REIT	8	189
SNC-Lavalin Group Inc.	792	31,801
Sun Life Financial Inc.	1,536	54,158
Teck Resources Ltd. Class B	4,936	102,236
TELUS Corp.	456	15,148
Toronto-Dominion Bank (The)	8,304	390,087
Tourmaline Oil Corp.[a]	1,096	21,498
TransCanada Corp.	5,744	266,258
Turquoise Hill Resources Ltd.[a]	4,008	10,905
Veresen Inc.	1,224	13,634
Yamana Gold Inc.	2,488	6,678

		3,408,817
DENMARK — 1.73%
Danske Bank A/S	2,977	108,099
DSV A/S	1,076	59,930

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

April 30, 2017

Security	Shares	Value
Genmab A/Sa	321	$63,826
ISS A/S	553	22,931
Pandora A/S	292	31,552
Vestas Wind Systems A/S	1,016	87,471

		373,809
FINLAND — 0.70%
Neste OYJ	1,160	47,357
Orion OYJ Class B	560	32,107
UPM-Kymmene OYJ	2,688	70,923

		150,387
FRANCE — 4.25%
ArcelorMittal[a]	8,792	69,345
Arkema SA	336	35,568
Atos SE	536	70,216
Cie. Generale des Etablissements Michelin Class B	592	77,327
CNP Assurances	677	14,132
Edenred	904	23,138
Eiffage SA	184	15,580
Eurofins Scientific SE	56	27,569
Gecina SA	120	17,066
Hermes International	112	53,566
Kering	440	136,339
Remy Cointreau SA	72	7,262
SEB SA	200	32,233
Sodexo SA	632	80,315
STMicroelectronics NV	4,784	77,362
Thales SA	632	66,427
Vinci SA	1,360	115,664

		919,109
GERMANY — 8.91%
adidas AG	1,632	326,821
Covestro AGb	784	61,093
Deutsche Wohnen AG Bearer	1,338	45,736
Fresenius SE & Co. KGaA	1,072	86,863
HeidelbergCement AG	704	65,163
Henkel AG & Co. KGaA	512	59,741
HOCHTIEF AG	136	24,495
Infineon Technologies AG	7,824	161,879
Lanxess AG	464	33,500
Osram Licht AG	240	16,070
RWE AGa	1,504	24,902
SAP SE	4,568	457,986
Siemens AG Registered	3,208	459,725

Security	Shares	Value
Symrise AG	400	$27,995
Vonovia SE	1,400	50,668
Zalando SEab	528	23,277

		1,925,914
HONG KONG — 3.87%
ASM Pacific Technology Ltd.	1,600	23,822
BOC Hong Kong Holdings Ltd.[c]	16,000	65,830
CLP Holdings Ltd.	8,000	84,397
First Pacific Co. Ltd./Hong Kong	16,000	12,323
HK Electric Investments & HK Electric Investments Ltd.[b]	20,000	17,692
Hong Kong & China Gas Co. Ltd.	32,000	63,938
Jardine Matheson Holdings Ltd.	800	51,624
Link REIT	12,000	86,325
MTR Corp. Ltd.	12,000	69,122
New World Development Co. Ltd.	24,000	29,901
NWS Holdings Ltd.	8,000	15,038
Sino Land Co. Ltd.	16,000	27,114
Sun Hung Kai Properties Ltd.	8,000	120,038
WH Group Ltd.[b]	36,000	32,169
Wharf Holdings Ltd. (The)	8,000	68,351
Wheelock & Co. Ltd.	8,000	62,385
Wynn Macau Ltd.[a,c]	3,200	7,036

		837,105
IRELAND — 0.62%
CRH PLC	3,664	133,562

		133,562
ISRAEL — 0.35%
Azrieli Group Ltd.	128	6,807
Bank Hapoalim BM	5,568	34,995
Elbit Systems Ltd.	104	12,265
Mizrahi Tefahot Bank Ltd.	760	12,224
Nice Ltd.	152	10,246

		76,537
ITALY — 0.43%
Ferrari NV	584	43,912
Prysmian SpA	720	20,785
Tenaris SA	1,736	27,184

		91,881
JAPAN — 10.29%
Asahi Kasei Corp.	8,000	76,254
Bandai Namco Holdings Inc.	800	25,083
Brother Industries Ltd.	1,600	32,884

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

April 30, 2017

Security	Shares	Value
Daikin Industries Ltd.	800	$77,689
Daito Trust Construction Co. Ltd.	800	117,700
DeNA Co. Ltd.	800	17,131
Fujitsu Ltd.	8,000	49,865
Hitachi Chemical Co. Ltd.	800	22,894
Kansai Paint Co. Ltd.	800	17,712
KDDI Corp.	4,800	127,266
Keyence Corp.	300	120,571
Komatsu Ltd.	4,000	106,648
Konami Holdings Corp.	800	33,265
Lion Corp.	1,600	28,879
M3 Inc.	800	20,447
MEIJI Holdings Co. Ltd.	800	67,893
MISUMI Group Inc.	1,600	30,301
Mitsubishi Gas Chemical Co. Inc.	800	17,095
Mitsui Chemicals Inc.	8,000	40,908
Nabtesco Corp.	800	22,679
Nidec Corp.	800	73,347
Nintendo Co. Ltd.	800	201,274
Nippon Paint Holdings Co. Ltd.	800	30,681
Nissan Chemical Industries Ltd.	800	24,796
Nitori Holdings Co. Ltd.	800	104,136
Nomura Real Estate Master Fund Inc.	8	11,533
NTT DOCOMO Inc.	4,000	96,456
Otsuka Holdings Co. Ltd.	1,600	73,591
Park24 Co. Ltd.	800	20,633
Recruit Holdings Co. Ltd.	1,600	80,811
Sega Sammy Holdings Inc.	800	10,744
Sekisui Chemical Co. Ltd.	1,600	26,841
Shin-Etsu Chemical Co. Ltd.	1,600	139,001
Stanley Electric Co. Ltd.	800	23,396
Start Today Co. Ltd.	800	17,081
Sumitomo Dainippon Pharma Co. Ltd.	800	13,119
Tokyo Electron Ltd.	800	93,047
Toshiba Corp.[a]	24,000	48,530
TOTO Ltd.	800	30,537
Yamaha Corp.	800	22,176
Yaskawa Electric Corp.	1,600	30,559

		2,225,453
NETHERLANDS — 2.74%
Altice NV Class Aa,c	1,400	34,767
Altice NV Class Ba	856	21,281
Koninklijke Ahold Delhaize NV	4,964	102,814
Koninklijke DSM NV	720	51,488

Security	Shares	Value
Koninklijke Philips NV	3,784	$131,117
Koninklijke Vopak NV	232	10,464
NXP Semiconductors NVa	1,352	142,974
RELX NV	2,536	49,032
Wolters Kluwer NV	1,138	48,317

		592,254
NEW ZEALAND — 0.24%
Auckland International Airport Ltd.	3,848	18,229
Fletcher Building Ltd.	4,664	27,377
Ryman Healthcare Ltd.	1,176	6,968

		52,574
NORWAY — 0.64%
DNB ASA	3,768	58,984
Gjensidige Forsikring ASA	784	12,071
Marine Harvest ASA	2,216	36,940
Orkla ASA	3,234	29,352

		137,347
PORTUGAL — 0.16%
Galp Energia SGPS SA	690	10,722
Jeronimo Martins SGPS SA	1,344	24,661

		35,383
SINGAPORE — 0.12%
CapitaLand Commercial Trust	8,000	9,301
SATS Ltd.	4,800	17,480

		26,781
SPAIN — 0.96%
Aena SAb	312	55,040
Amadeus IT Group SA	1,545	83,280
Repsol SA	4,398	69,611

		207,931
SWEDEN — 3.84%
Atlas Copco AB Class A	3,680	137,645
Atlas Copco AB Class B	1,968	65,476
Boliden AB	1,720	49,183
Husqvarna AB Class B	1,344	13,364
L E Lundbergforetagen AB Class B	368	26,660
Lundin Petroleum ABa	808	15,430
Nordea Bank AB	12,960	159,534
Sandvik AB	5,920	95,070
Securitas AB Class B	1,424	23,544
Skandinaviska Enskilda Banken AB Class A	5,912	68,101

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

April 30, 2017

Security	Shares	Value
Skanska AB Class B	1,440	$34,460
Swedbank AB Class A	4,312	102,214
Swedish Match AB	1,208	39,863

		830,544
SWITZERLAND — 3.98%
ABB Ltd. Registered	5,184	126,859
Barry Callebaut AG Registered	8	10,978
EMS-Chemie Holding AG Registered	40	25,054
Geberit AG Registered	216	98,339
Givaudan SA Registered	24	46,218
Lonza Group AG Registered	304	62,147
Partners Group Holding AG	120	72,510
Schindler Holding AG Participation Certificates	160	32,677
Schindler Holding AG Registered	96	19,056
Sika AG Bearer	8	51,032
Swiss Prime Site AG Registered	102	8,838
Syngenta AG Registered[a]	304	141,212
Zurich Insurance Group AG	600	165,995

		860,915
UNITED KINGDOM — 35.54%
3i Group PLC	7,336	75,311
Admiral Group PLC	728	18,941
Anglo American PLC[a]	9,072	129,869
Ashtead Group PLC	2,960	62,459
BAE Systems PLC	15,904	129,010
BHP Billiton PLC	9,648	146,665
BP PLC	112,632	644,801
British American Tobacco PLC	9,032	609,380
Bunzl PLC	1,512	47,104
Burberry Group PLC	1,952	40,760
Coca-Cola HBC AGa	896	24,830
Compass Group PLC	11,816	238,171
Croda International PLC	540	26,296
DCC PLC	400	36,898
Diageo PLC	13,144	382,018
Experian PLC	7,256	155,738
Fresnillo PLC	1,920	36,068
GlaxoSmithKline PLC	21,448	430,099
Glencore PLC[a]	94,448	371,036
HSBC Holdings PLC	121,872	1,003,581
IMI PLC	840	13,900
Imperial Brands PLC	3,360	164,404
InterContinental Hotels Group PLC	824	43,665

Security	Shares	Value
Intertek Group PLC	664	$34,929
Johnson Matthey PLC	1,040	40,082
National Grid PLC	16,360	211,657
Randgold Resources Ltd.	431	37,945
Reckitt Benckiser Group PLC	2,776	255,388
RELX PLC	7,576	153,491
Rio Tinto PLC	5,512	218,356
Rolls-Royce Holdings PLC	4,848	50,929
Royal Dutch Shell PLC Class A	18,986	491,877
Royal Dutch Shell PLC Class B	18,000	477,976
Royal Mail PLC	2,025	10,545
RSA Insurance Group PLC	5,344	41,206
Sage Group PLC (The)	6,448	55,892
Severn Trent PLC	728	21,898
Smiths Group PLC	3,056	64,841
Tate & Lyle PLC	2,824	27,639
Tesco PLC[a]	32,576	77,231
Unilever PLC	6,040	310,382
Weir Group PLC (The)	1,497	38,561
Wm Morrison Supermarkets PLC	11,512	35,730
Wolseley PLC	964	61,161
WPP PLC	6,288	134,473

		7,683,193

TOTAL COMMON STOCKS (Cost: $19,363,395)		21,385,787

PREFERRED STOCKS — 0.58%

GERMANY — 0.58%
Henkel AG & Co. KgaA, Preference Shares	920	125,229

		125,229
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC, Preference Shares[a]	344,208	445

		445

TOTAL PREFERRED STOCKS (Cost: $108,177)		125,674

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

April 30, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.57%

MONEY MARKET FUNDS — 0.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	109,614	$109,658
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	14,058	14,058

		123,716

TOTAL SHORT-TERM INVESTMENTS (Cost: $123,716)		123,716

TOTAL INVESTMENTS IN SECURITIES — 100.07% (Cost: $19,595,288)[g]		21,635,177
Other Assets, Less Liabilities — (0.07)%		(14,918)

NET ASSETS — 100.00%		$21,620,259

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $19,656,690. Net unrealized appreciation was $1,978,487, of which $2,254,097 represented gross unrealized appreciation on securities and $275,610 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$21,385,787	$—	$—	$21,385,787
Preferred stocks	125,229	445	—	125,674
Money market funds	123,716	—	—	123,716

Total	$21,634,732	$445	$—	$21,635,177

161

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.91%

AUSTRALIA — 4.55%
ASX Ltd.	1,719	$65,203
Bendigo & Adelaide Bank Ltd.	3,627	33,417
Brambles Ltd.	6,606	51,083
Cochlear Ltd.	306	32,010
CSL Ltd.	2,124	210,547
Dexus Property Group	3,411	26,019
Domino’s Pizza Enterprises Ltd.	360	16,455
Flight Centre Travel Group Ltd.	396	9,314
Goodman Group	6,293	38,167
GPT Group (The)	7,407	29,082
LendLease Group	2,133	25,571
Medibank Pvt Ltd.	28,215	61,403
QBE Insurance Group Ltd.	8,838	85,064
REA Group Ltd.	540	24,832
Scentre Group	20,223	65,183
Telstra Corp. Ltd.	28,350	89,471
TPG Telecom Ltd.	1,854	8,180
Vicinity Centres	11,916	25,665
Westfield Corp.	13,770	93,505
Woodside Petroleum Ltd.	4,806	115,660

		1,105,831
AUSTRIA — 0.26%
Andritz AG	306	16,918
OMV AG	990	45,575

		62,493
BELGIUM — 0.22%
Colruyt SA	279	14,323
Proximus SADP	617	18,870
Umicore SA	360	21,071

		54,264
CANADA — 7.29%
Alimentation Couche-Tard Inc. Class B	1,359	62,399
BCE Inc.	486	22,091
Cameco Corp.	3,024	28,951
Canadian Imperial Bank of Commerce	3,402	274,315
Canadian National Railway Co.	3,906	281,873
Canadian Pacific Railway Ltd.	621	94,996
CCL Industries Inc. Class B	135	31,200
CGI Group Inc. Class Aa	837	40,329

Security	Shares	Value
CI Financial Corp.	2,628	$51,318
Constellation Software Inc./Canada	108	49,314
Dollarama Inc.	792	69,220
Emera Inc.	171	5,909
Great-West Lifeco Inc.	2,376	63,810
IGM Financial Inc.	567	17,006
Imperial Oil Ltd.	1,845	53,584
Industrial Alliance Insurance & Financial Services Inc.	630	26,535
Intact Financial Corp.	918	62,782
Inter Pipeline Ltd.	2,295	46,679
Jean Coutu Group PJC Inc. (The) Class A	252	4,117
Keyera Corp.	1,602	44,265
Linamar Corp.	333	14,135
Magna International Inc. Class A	2,543	106,050
Metro Inc.	738	25,250
Pembina Pipeline Corp.	3,006	95,635
Peyto Exploration & Development Corp.	1,161	21,092
Potash Corp. of Saskatchewan Inc.	3,051	51,367
Power Financial Corp.	1,665	42,243
PrairieSky Royalty Ltd.	1,179	25,653
Saputo Inc.	639	20,974
TELUS Corp.	508	16,875
Veresen Inc.	2,007	22,355

		1,772,322
DENMARK — 3.36%
Chr Hansen Holding A/S	612	41,237
Coloplast A/S Class B	693	59,308
DSV A/S	768	42,775
Novo Nordisk A/S Class B	11,844	460,768
Novozymes A/S Class B	1,710	73,860
Pandora A/S	1,002	108,272
Tryg A/S	1,026	19,679
William Demant Holding A/Sa	495	11,328

		817,227
FINLAND — 1.95%
Elisa OYJ	819	27,888
Fortum OYJ	1,458	21,212
Kone OYJ Class B	2,547	116,656
Orion OYJ Class B	612	35,088
Sampo OYJ Class A	3,654	175,037
UPM-Kymmene OYJ	2,178	57,467
Wartsila OYJ Abp	666	40,541

		473,889

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

April 30, 2017

Security	Shares	Value
FRANCE — 8.74%
Air Liquide SA	1,629	$196,193
Airbus SE	2,349	189,876
AXA SA	13,896	370,887
Dassault Aviation SA	9	12,296
Hermes International	234	111,914
L’Oreal SA	648	129,026
Legrand SA	1,044	67,564
SCOR SE	1,179	46,630
Societe BIC SA	153	17,194
Thales SA	531	55,811
Total SA	13,995	718,864
Unibail-Rodamco SE	387	95,010
Valeo SA	1,566	112,550

		2,123,815
GERMANY — 8.73%
Allianz SE Registered	2,817	536,211
Axel Springer SE	315	17,669
BASF SE	4,177	406,913
Beiersdorf AG	297	29,541
Continental AG	738	165,149
Covestro AGb	468	36,469
Deutsche Post AG Registered	4,383	157,505
Evonik Industries AG	720	24,035
GEA Group AG	756	32,140
Hannover Rueck SE	504	60,426
Henkel AG & Co. KGaA	288	33,604
HUGO BOSS AG	621	47,222
Innogy SEb	801	29,438
K+S AG Registered	729	17,389
METRO AG	783	25,758
RTL Group SAa	297	23,011
RWE AGa	1,665	27,568
SAP SE	4,095	410,563
Symrise AG	567	39,683

		2,120,294
HONG KONG — 6.20%
AIA Group Ltd.	81,000	560,826
Cheung Kong Infrastructure Holdings Ltd.	2,000	17,525
CLP Holdings Ltd.	5,500	58,023
Hang Seng Bank Ltd.	5,400	109,492
Henderson Land Development Co. Ltd.	820	5,198
Hong Kong & China Gas Co. Ltd.	27,280	54,507
Hong Kong Exchanges & Clearing Ltd.	12,000	295,620

Security	Shares	Value
Hongkong Land Holdings Ltd.	2,700	$20,817
Hysan Development Co. Ltd.	2,000	9,437
Link REIT	9,000	64,744
MGM China Holdings Ltd.	7,200	16,404
Power Assets Holdings Ltd.	4,500	40,501
Sands China Ltd.	18,000	81,697
Sino Land Co. Ltd.	18,000	30,503
Sun Hung Kai Properties Ltd.	9,000	135,043
Swire Properties Ltd.	1,800	6,040

		1,506,377
IRELAND — 0.22%
Kerry Group PLC Class A	441	36,027
Ryanair Holdings PLC ADR[a]	180	16,547

		52,574
ISRAEL — 0.38%
Check Point Software Technologies Ltd.[a]	720	74,888
Frutarom Industries Ltd.	117	6,849
Taro Pharmaceutical Industries Ltd.[a,c]	99	11,568

		93,305
ITALY — 0.59%
Snam SpA	19,188	84,791
Tenaris SA	2,631	41,199
UnipolSai Assicurazioni SpA	7,722	17,743

		143,733
JAPAN — 11.73%
ABC-Mart Inc.	100	5,553
Astellas Pharma Inc.	8,100	106,673
Calbee Inc.	100	3,490
Daicel Corp.	1,800	20,653
Daito Trust Construction Co. Ltd.	900	132,412
Daiwa House Industry Co. Ltd.	2,700	80,198
FANUC Corp.	900	182,915
Hachijuni Bank Ltd. (The)	2,700	15,938
INPEX Corp.	6,300	60,389
Japan Airlines Co. Ltd.	100	3,158
Japan Exchange Group Inc.	5,400	75,620
Japan Tobacco Inc.	3,600	119,688
JSR Corp.	900	16,438
Kakaku.com Inc.	1,800	25,950
Kansai Paint Co. Ltd.	1,800	39,853
Kao Corp.	1,800	99,277
KDDI Corp.	8,100	214,762
Keyence Corp.	300	120,571

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

April 30, 2017

Security	Shares	Value
Koito Manufacturing Co. Ltd.	900	$46,425
Kuraray Co. Ltd.	1,800	29,034
Kyushu Financial Group Inc.	3,600	22,413
M3 Inc.	900	23,003
MISUMI Group Inc.	900	17,044
Murata Manufacturing Co. Ltd.	900	120,665
Nabtesco Corp.	900	25,514
Nitori Holdings Co. Ltd.	400	52,068
Nitto Denko Corp.	900	67,732
NTT DOCOMO Inc.	6,300	151,919
Osaka Gas Co. Ltd.	9,000	33,692
Park24 Co. Ltd.	900	23,212
Santen Pharmaceutical Co. Ltd.	1,800	25,304
Seven Bank Ltd.	5,400	18,118
Shimano Inc.	400	61,111
Shin-Etsu Chemical Co. Ltd.	1,300	112,938
SMC Corp./Japan	100	28,160
Sompo Holdings Inc.	2,700	101,877
Sony Financial Holdings Inc.	1,800	29,906
Start Today Co. Ltd.	1,800	38,432
Subaru Corp.	5,400	204,044
Suruga Bank Ltd.	1,800	37,608
Sysmex Corp.	900	54,741
T&D Holdings Inc.	3,600	53,401
Tokyo Gas Co. Ltd.	9,000	41,782
Trend Micro Inc./Japan	900	39,562
USS Co. Ltd.	1,800	31,811
Yahoo Japan Corp.	8,100	34,661

		2,849,715
NETHERLANDS — 3.67%
Akzo Nobel NV	1,080	94,415
ASML Holding NV	1,440	190,287
Koninklijke Ahold Delhaize NV	4,096	84,836
Koninklijke Vopak NV	837	37,752
Randstad Holding NV	504	30,026
RELX NV	5,257	101,640
Unilever NV CVA	6,750	353,886

		892,842
NEW ZEALAND — 0.17%
Contact Energy Ltd.	3,051	10,913
Ryman Healthcare Ltd.	1,530	9,065
Spark New Zealand Ltd.	8,874	22,512

		42,490

Security	Shares	Value
NORWAY — 0.23%
Gjensidige Forsikring ASA	1,602	$24,666
Yara International ASA	864	32,194

		56,860
PORTUGAL — 0.30%
Galp Energia SGPS SA	2,559	39,765
Jeronimo Martins SGPS SA	1,836	33,689

		73,454
SINGAPORE — 0.92%
CapitaLand Commercial Trust	3,600	4,185
CapitaLand Mall Trust	4,500	6,342
City Developments Ltd.	900	6,948
ComfortDelGro Corp. Ltd.	10,800	21,172
SATS Ltd.	1,800	6,555
Singapore Exchange Ltd.	9,900	52,415
Singapore Technologies Engineering Ltd.	9,900	26,845
Singapore Telecommunications Ltd.	36,900	98,738

		223,200
SPAIN — 3.22%
Amadeus IT Group SA	2,565	138,261
Enagas SA	152	3,997
Endesa SA	1,395	32,866
Gas Natural SDG SA	1,080	24,415
Iberdrola SA	19,965	143,533
Industria de Diseno Textil SA	9,936	380,965
Mapfre SA	8,231	28,718
Red Electrica Corp. SA	609	11,871
Zardoya Otis SA	1,902	17,626

		782,252
SWEDEN — 2.84%
Alfa Laval AB	1,323	27,148
Assa Abloy AB Class B	4,500	97,523
Atlas Copco AB Class A	3,465	129,603
Atlas Copco AB Class B	2,079	69,169
Boliden AB	999	28,566
Hennes & Mauritz AB Class B	9,828	243,513
L E Lundbergforetagen AB Class B	324	23,473
Securitas AB Class B	1,305	21,576
Skanska AB Class B	2,034	48,675

		689,246
SWITZERLAND — 13.72%
ABB Ltd. Registered	6,750	165,182
Actelion Ltd.[a]	558	157,935

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

April 30, 2017

Security	Shares	Value
Adecco Group AG Registered	747	$55,456
EMS-Chemie Holding AG Registered	63	39,460
Geberit AG Registered	252	114,728
Givaudan SA Registered	54	103,991
Kuehne + Nagel International AG Registered	432	65,270
Nestle SA Registered	7,812	601,527
Partners Group Holding AG	225	135,956
Roche Holding AG	3,438	899,002
Schindler Holding AG Participation Certificates	225	45,952
Schindler Holding AG Registered	162	32,158
SGS SA Registered	36	80,972
Sika AG Bearer	9	57,411
Swiss Life Holding AG Registered	216	70,260
Swiss Re AG	2,367	205,919
Swisscom AG Registered	117	51,010
Syngenta AG Registered[a]	441	204,850
Zurich Insurance Group AG	891	246,503

		3,333,542
UNITED KINGDOM — 19.62%
3i Group PLC	8,100	83,154
Aberdeen Asset Management PLC	8,325	30,050
Admiral Group PLC	2,520	65,564
Ashtead Group PLC	2,637	55,643
Associated British Foods PLC	864	31,410
AstraZeneca PLC	6,300	377,985
Babcock International Group PLC	1,044	12,143
BAE Systems PLC	19,017	154,262
Berkeley Group Holdings PLC	1,008	42,488
BT Group PLC	43,551	171,709
Bunzl PLC	1,710	53,272
Burberry Group PLC	3,114	65,024
Centrica PLC	15,174	38,850
Compass Group PLC	13,041	262,862
Croda International PLC	1,107	53,907
Diageo PLC	7,299	212,139
Direct Line Insurance Group PLC	10,944	49,443
easyJet PLC	1,085	16,395
Experian PLC	4,302	92,335
GKN PLC	10,845	50,356
Hargreaves Lansdown PLC	3,249	57,923
IMI PLC	1,575	26,062
Imperial Brands PLC	2,565	125,504
Inmarsat PLC	1,845	19,513

Security	Shares	Value
Intertek Group PLC	675	$35,508
ITV PLC	34,740	94,384
Johnson Matthey PLC	1,071	41,277
Legal & General Group PLC	50,895	162,046
London Stock Exchange Group PLC	2,610	114,233
Marks & Spencer Group PLC	8,730	41,405
Mondi PLC	1,990	51,517
National Grid PLC	12,245	158,420
Old Mutual PLC	32,751	82,201
Persimmon PLC	2,556	77,049
Petrofac Ltd.	2,124	22,382
Provident Financial PLC	1,305	54,095
Prudential PLC	17,676	392,420
Reckitt Benckiser Group PLC	2,556	235,148
RELX PLC	6,032	122,209
Rolls-Royce Holdings PLC	8,658	90,954
Sage Group PLC (The)	6,624	57,418
Schroders PLC	1,224	50,468
Smith & Nephew PLC	3,123	51,313
Smiths Group PLC	1,773	37,619
St. James’s Place PLC	4,671	69,375
Standard Life PLC	12,492	58,812
Taylor Wimpey PLC	20,898	54,074
Travis Perkins PLC	990	20,634
Unilever PLC	5,517	283,506
Whitbread PLC	1,116	58,258
William Hill PLC	4,752	18,044
Wolseley PLC	1,323	83,938

		4,766,700

TOTAL COMMON STOCKS
(Cost: $22,078,777)		24,036,425

PREFERRED STOCKS — 0.39%

GERMANY — 0.39%
Fuchs Petrolub SE, Preference Shares	504	25,990
Henkel AG & Co. KgaA, Preference Shares	495	67,379

		93,369
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC, Preference Shares[a]	614,718	795

		795

TOTAL PREFERRED STOCKS
(Cost: $79,797)		94,164

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

April 30, 2017

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	11,773	$11,778
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	7,487	7,487

		19,265

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,265)		19,265

TOTAL INVESTMENTS IN SECURITIES — 99.38%
(Cost: $22,177,839)[g]		24,149,854
Other Assets, Less Liabilities — 0.62%		150,553

NET ASSETS — 100.00%		$24,300,407

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $22,249,154. Net unrealized appreciation was $1,900,700, of which $2,479,013 represented gross unrealized appreciation on securities and $578,313 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$24,036,425	$—	$—	$24,036,425
Preferred stocks	93,369	795	—	94,164
Money market funds	19,265	—	—	19,265

Total	$24,149,059	$795	$—	$24,149,854

166

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.06%

AUSTRALIA — 8.73%
AGL Energy Ltd.	1,068	$21,373
Alumina Ltd.	4,396	6,049
Amcor Ltd./Australia	1,310	15,391
AMP Ltd.	2,952	11,833
APA Group	2,928	20,058
Aristocrat Leisure Ltd.	946	13,895
ASX Ltd.	606	22,986
Aurizon Holdings Ltd.	3,302	12,717
AusNet Services	15,662	20,497
Australia & New Zealand Banking Group Ltd.	546	13,377
Bank of Queensland Ltd.	948	8,486
Bendigo & Adelaide Bank Ltd.	1,120	10,319
BHP Billiton Ltd.	386	6,847
Boral Ltd.	3,534	16,280
Brambles Ltd.	1,906	14,739
Caltex Australia Ltd.	510	11,393
CIMIC Group Ltd.	212	5,871
Coca-Cola Amatil Ltd.	2,050	14,365
Cochlear Ltd.	158	16,528
Commonwealth Bank of Australia	222	14,510
Computershare Ltd.	1,144	12,611
Crown Resorts Ltd.	750	7,011
CSL Ltd.	223	22,105
Dexus Property Group	2,716	20,718
DUET Group	12,896	29,126
Flight Centre Travel Group Ltd.	294	6,915
Goodman Group	3,660	22,198
GPT Group (The)	6,338	24,884
Harvey Norman Holdings Ltd.	3,160	9,902
Healthscope Ltd.	2,714	4,486
Incitec Pivot Ltd.	3,042	8,622
Insurance Australia Group Ltd.	3,846	17,861
James Hardie Industries PLC	730	12,376
LendLease Group	1,244	14,913
Macquarie Group Ltd.	198	13,771
Medibank Pvt Ltd.	4,956	10,785
Mirvac Group	12,708	21,573
National Australia Bank Ltd.	436	11,086
Newcrest Mining Ltd.	302	4,779
Oil Search Ltd.	1,208	6,523
Orica Ltd.	530	7,345
Origin Energy Ltd.[a]	976	5,241

Security	Shares	Value
QBE Insurance Group Ltd.	694	$6,680
Ramsay Health Care Ltd.	262	14,049
REA Group Ltd.	246	11,312
Rio Tinto Ltd.	176	7,955
Santos Ltd.[a]	908	2,363
Scentre Group	5,612	18,089
Seek Ltd.	654	8,334
Sonic Healthcare Ltd.	814	13,447
South32 Ltd.	1,918	3,988
Stockland	6,584	23,881
Suncorp Group Ltd.	1,508	15,563
Sydney Airport	3,644	18,776
Tabcorp Holdings Ltd.	3,524	12,518
Tatts Group Ltd.	4,484	14,419
Telstra Corp. Ltd.	5,989	18,901
TPG Telecom Ltd.	1,229	5,423
Transurban Group	3,336	30,437
Treasury Wine Estates Ltd.	818	7,341
Vicinity Centres	8,774	18,898
Vocus Group Ltd.	1,664	4,194
Wesfarmers Ltd.	570	18,330
Westfield Corp.	2,654	18,022
Westpac Banking Corp.	398	10,435
Woodside Petroleum Ltd.	440	10,589
Woolworths Ltd.	696	13,991

		900,280
AUSTRIA — 0.38%
Andritz AG	210	11,610
Erste Group Bank AG	264	9,435
OMV AG	270	12,430
Voestalpine AG	150	6,265

		39,740
BELGIUM — 1.34%
Ageas	286	11,710
Anheuser-Busch InBev SA/NV	112	12,611
Colruyt SA	348	17,866
Groupe Bruxelles Lambert SA	218	20,893
KBC Group NV	168	12,125
Proximus SADP	385	11,775
Solvay SA	94	11,951
Telenet Group Holding NVa	306	18,580
UCB SA	130	10,130
Umicore SA	190	11,121

		138,762

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
CANADA — 11.20%
Agnico Eagle Mines Ltd.	120	$5,727
Agrium Inc.	98	9,183
Alimentation Couche-Tard Inc. Class B	176	8,081
AltaGas Ltd.	358	8,009
ARC Resources Ltd.	408	5,347
Atco Ltd./Canada Class I	500	18,164
Bank of Montreal	332	23,470
Bank of Nova Scotia (The)	298	16,538
BCE Inc.	1,000	45,455
Bombardier Inc. Class Ba	1,390	2,145
Brookfield Asset Management Inc. Class A	564	20,814
CAE Inc.	1,260	19,214
Cameco Corp.	728	6,970
Canadian Imperial Bank of Commerce	248	19,997
Canadian National Railway Co.	178	12,845
Canadian Natural Resources Ltd.	182	5,788
Canadian Pacific Railway Ltd.	56	8,567
Canadian Tire Corp. Ltd. Class A	156	19,008
Canadian Utilities Ltd. Class A	532	15,311
CCL Industries Inc. Class B	38	8,782
Cenovus Energy Inc.	486	4,838
CGI Group Inc. Class Aa	286	13,780
CI Financial Corp.	988	19,293
Constellation Software Inc./Canada	22	10,046
Dollarama Inc.	190	16,606
Eldorado Gold Corp.	609	2,223
Emera Inc.	600	20,734
Empire Co. Ltd. Class A	984	15,135
Enbridge Inc.	436	18,042
Fairfax Financial Holdings Ltd.	36	16,429
Finning International Inc.	416	7,898
First Capital Realty Inc.	2,574	37,350
Fortis Inc./Canada	626	20,337
Franco-Nevada Corp.	124	8,420
George Weston Ltd.	274	24,566
Gildan Activewear Inc.	560	15,674
Goldcorp Inc.	230	3,199
Great-West Lifeco Inc.	776	20,840
H&R REIT	1,472	24,933
Husky Energy Inc.[a]	544	6,270
Hydro One Ltd.[b]	560	9,846

Security	Shares	Value
IGM Financial Inc.	520	$15,597
Imperial Oil Ltd.	384	11,152
Industrial Alliance Insurance & Financial Services Inc.	240	10,109
Intact Financial Corp.	484	33,101
Jean Coutu Group PJC Inc. (The) Class A	646	10,555
Keyera Corp.	314	8,676
Loblaw Companies Ltd.	338	18,938
Magna International Inc. Class A	228	9,508
Manulife Financial Corp.	578	10,120
Methanex Corp.	124	5,689
Metro Inc.	782	26,755
National Bank of Canada	366	14,200
Onex Corp.	304	21,898
Open Text Corp.	328	11,354
Pembina Pipeline Corp.	420	13,362
Peyto Exploration & Development Corp.	288	5,232
Potash Corp. of Saskatchewan Inc.	446	7,509
Power Corp. of Canada	708	16,378
Power Financial Corp.	718	18,217
PrairieSky Royalty Ltd.	174	3,786
Restaurant Brands International Inc.	132	7,397
RioCan REIT	1,224	23,212
Rogers Communications Inc. Class B	576	26,367
Royal Bank of Canada	366	25,020
Saputo Inc.	550	18,053
Shaw Communications Inc. Class B	1,254	26,542
Silver Wheaton Corp.	296	5,897
Smart REIT	972	23,004
SNC-Lavalin Group Inc.	248	9,958
Sun Life Financial Inc.	316	11,142
Suncor Energy Inc.	324	10,137
TELUS Corp.	684	22,722
Thomson Reuters Corp.	548	24,861
Toronto-Dominion Bank (The)	418	19,636
Tourmaline Oil Corp.[a]	296	5,806
TransCanada Corp.	352	16,317
Vermilion Energy Inc.	126	4,429
West Fraser Timber Co. Ltd.	120	5,383
Yamana Gold Inc.	536	1,439

		1,155,332
DENMARK — 1.74%
AP Moller — Maersk A/S Class B	8	13,833
Carlsberg A/S Class B	138	13,770

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
Chr Hansen Holding A/S	189	$12,735
Coloplast A/S Class B	198	16,945
Danske Bank A/S	514	18,664
DONG Energy A/Sb	323	12,722
DSV A/S	294	16,375
ISS A/S	171	7,091
Novo Nordisk A/S Class B	268	10,426
Novozymes A/S Class B	225	9,718
TDC A/S	1,704	9,144
Tryg A/S	784	15,038
William Demant Holding A/Sa	1,004	22,977

		179,438
FINLAND — 1.10%
Elisa OYJ	408	13,893
Fortum OYJ	572	8,322
Kone OYJ Class B	224	10,259
Metso OYJ	226	8,104
Neste OYJ	212	8,655
Nokia OYJ	1,346	7,695
Nokian Renkaat OYJ	124	5,334
Orion OYJ Class B	180	10,320
Sampo OYJ Class A	272	13,030
Stora Enso OYJ Class R	660	7,848
UPM-Kymmene OYJ	262	6,913
Wartsila OYJ Abp	212	12,905

		113,278
FRANCE — 8.26%
Accor SA	242	11,027
Aeroports de Paris	166	22,135
Air Liquide SA	138	16,620
Airbus SE	134	10,832
Alstom SAa	238	7,555
ArcelorMittal[a]	420	3,313
Arkema SA	64	6,775
Atos SE	128	16,768
AXA SA	312	8,327
BNP Paribas SA	144	10,158
Bollore SA	2,122	8,631
Bouygues SA	264	11,095
Bureau Veritas SA	706	16,348
Cap Gemini SA	124	12,409
Carrefour SA	290	6,829
Casino Guichard Perrachon SA	116	6,985
Christian Dior SE	60	16,462
Cie. de Saint-Gobain	166	8,957

Security	Shares	Value
Cie. Generale des Etablissements Michelin Class B	90	$11,756
CNP Assurances	450	9,394
Credit Agricole SA	456	6,778
Danone SA	242	16,913
Dassault Systemes SE	206	18,379
Edenred	312	7,986
Electricite de France SA	650	5,426
Engie SA	842	11,874
Essilor International SA	112	14,507
Eurazeo SA	172	11,658
Eutelsat Communications SA	479	11,335
Fonciere des Regions	158	14,098
Gecina SA	130	18,488
Groupe Eurotunnel SE Registered	1,304	14,321
Hermes International	30	14,348
ICADE	180	13,362
Iliad SA	38	9,224
Imerys SA	180	15,483
Ingenico Group SA	98	8,877
JCDecaux SA	382	13,471
Kering	38	11,775
Klepierre	344	13,501
L’Oreal SA	90	17,920
Lagardere SCA	434	13,290
Legrand SA	202	13,073
LVMH Moet Hennessy Louis Vuitton SE	58	14,306
Natixis SA	1,264	8,791
Orange SA	424	6,556
Pernod Ricard SA	116	14,508
Publicis Groupe SA	162	11,691
Remy Cointreau SA	128	12,910
Renault SA	50	4,661
Rexel SA	448	8,001
Safran SA	162	13,411
Sanofi	112	10,563
Schneider Electric SE	128	10,105
SCOR SE	344	13,605
SEB SA	80	12,893
SES SA	540	11,805
SFR Group SAa	196	6,416
Societe BIC SA	104	11,687
Societe Generale SA	132	7,217
Sodexo SA	146	18,554

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
STMicroelectronics NV	686	$11,093
Suez	924	15,178
Thales SA	130	13,664
Total SA	146	7,499
Unibail-Rodamco SE	58	14,239
Valeo SA	126	9,056
Veolia Environnement SA	780	14,813
Vinci SA	222	18,880
Vivendi SA	636	12,615
Wendel SA	104	14,570
Zodiac Aerospace	198	4,806

		852,556
GERMANY — 5.60%
adidas AG	54	10,814
Allianz SE Registered	68	12,944
Axel Springer SE	274	15,369
BASF SE	82	7,988
Bayer AG Registered	84	10,391
Bayerische Motoren Werke AG	78	7,445
Beiersdorf AG	211	20,987
Brenntag AG	228	13,516
Commerzbank AGa	836	8,189
Continental AG	32	7,161
Covestro AGb	116	9,039
Daimler AG Registered	60	4,469
Deutsche Bank AG Registered[a]	536	9,648
Deutsche Boerse AG	105	10,273
Deutsche Lufthansa AG Registered	432	7,452
Deutsche Post AG Registered	306	10,996
Deutsche Telekom AG Registered	514	9,011
Deutsche Wohnen AG Bearer	496	16,954
E.ON SE	926	7,217
Evonik Industries AG	288	9,614
Fraport AG Frankfurt Airport Services Worldwide	230	18,083
Fresenius Medical Care AG & Co. KGaA	154	13,659
Fresenius SE & Co. KGaA	160	12,965
GEA Group AG	264	11,223
Hannover Rueck SE	132	15,826
HeidelbergCement AG	128	11,848
Henkel AG & Co. KGaA	126	14,702
HUGO BOSS AG	120	9,125
Infineon Technologies AG	650	13,449
Lanxess AG	108	7,797

Security	Shares	Value
Linde AG	62	$11,137
MAN SE	328	34,446
Merck KGaA	104	12,208
METRO AG	228	7,501
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	60	11,496
Osram Licht AG	102	6,830
ProSiebenSat.1 Media SE Registered	328	13,926
QIAGEN NV	330	9,864
RTL Group SAa	178	13,791
RWE AGa	432	7,153
SAP SE	172	17,245
Siemens AG Registered	104	14,904
Symrise AG	268	18,756
Telefonica Deutschland Holding AG	2,169	10,511
thyssenkrupp AG	372	8,853
United Internet AG Registered[c]	340	15,645
Volkswagen AG	16	2,578
Vonovia SE	366	13,246
Zalando SEa,b	224	9,875

		578,119
HONG KONG — 5.76%
AIA Group Ltd.	2,400	16,617
ASM Pacific Technology Ltd.	800	11,911
Bank of East Asia Ltd. (The)	3,200	13,248
BOC Hong Kong Holdings Ltd.	3,000	12,343
Cathay Pacific Airways Ltd.	6,000	8,640
Cheung Kong Infrastructure Holdings Ltd.	2,000	17,525
Cheung Kong Property Holdings Ltd.	1,500	10,762
CK Hutchison Holdings Ltd.	1,000	12,491
CLP Holdings Ltd.	3,000	31,649
First Pacific Co. Ltd./Hong Kong	16,000	12,323
Hang Lung Group Ltd.	2,000	8,345
Hang Lung Properties Ltd.	4,000	10,492
Hang Seng Bank Ltd.	1,000	20,276
Henderson Land Development Co. Ltd.	2,100	13,311
HK Electric Investments & HK Electric Investments Ltd.[b]	22,500	19,903
HKT Trust & HKT Ltd.	17,000	21,748
Hong Kong & China Gas Co. Ltd.	12,600	25,176
Hong Kong Exchanges & Clearing Ltd.	200	4,927

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
Hongkong Land Holdings Ltd.	2,000	$15,420
Hysan Development Co. Ltd.	4,000	18,875
Jardine Matheson Holdings Ltd.	200	12,906
Jardine Strategic Holdings Ltd.	400	16,908
Kerry Properties Ltd.	4,000	14,966
Li & Fung Ltd.	12,000	5,030
Link REIT	3,000	21,581
Melco Resorts & Entertainment Ltd. ADR	176	3,863
MGM China Holdings Ltd.	2,400	5,468
MTR Corp. Ltd.	4,000	23,041
New World Development Co. Ltd.	8,000	9,967
NWS Holdings Ltd.	6,000	11,279
PCCW Ltd.	25,000	14,111
Power Assets Holdings Ltd.	2,000	18,000
Shangri-La Asia Ltd.	8,000	11,459
Sino Land Co. Ltd.	8,000	13,557
SJM Holdings Ltd.	8,000	7,766
Swire Pacific Ltd. Class A	2,000	19,261
Swire Properties Ltd.	4,400	14,766
Techtronic Industries Co. Ltd.	3,000	12,883
Wharf Holdings Ltd. (The)	2,000	17,088
Wheelock & Co. Ltd.	2,000	15,596
Wynn Macau Ltd.[a]	3,200	7,036
Yue Yuen Industrial Holdings Ltd.	3,000	11,861

		594,375
IRELAND — 0.39%
CRH PLC	262	9,550
Kerry Group PLC Class A	216	17,646
Paddy Power Betfair PLC	54	6,016
Ryanair Holdings PLC ADR[a]	72	6,619

		39,831
ISRAEL — 1.78%
Azrieli Group Ltd.	446	23,718
Bank Hapoalim BM	3,445	21,652
Bank Leumi Le-Israel BMa	4,424	20,435
Bezeq The Israeli Telecommunication Corp. Ltd.	7,752	13,001
Check Point Software Technologies Ltd.[a]	190	19,762
Elbit Systems Ltd.	142	16,747
Israel Chemicals Ltd.	1,730	7,384
Mizrahi Tefahot Bank Ltd.	1,172	18,850
Mobileye NVa	254	15,728
Nice Ltd.	178	11,999

Security	Shares	Value
Taro Pharmaceutical Industries Ltd.[a,d]	46	$5,375
Teva Pharmaceutical Industries Ltd. ADR	274	8,653

		183,304
ITALY — 1.92%
Assicurazioni Generali SpA	924	14,620
Atlantia SpA	616	15,616
CNH Industrial NV	892	9,840
Enel SpA	3,804	18,077
Eni SpA	571	8,873
EXOR NV	242	13,585
Intesa Sanpaolo SpA	2,794	8,136
Leonardo SpA[a]	214	3,363
Luxottica Group SpA	228	13,208
Mediobanca SpA	620	5,958
Prysmian SpA	450	12,991
Snam SpA	4,315	19,068
Telecom Italia SpA/Milano[a]	8,364	7,423
Tenaris SA	546	8,550
Terna Rete Elettrica Nazionale SpA	5,344	26,943
UniCredit SpA[a]	756	12,299

		198,550
JAPAN — 20.16%
ABC-Mart Inc.	200	11,106
Aeon Co. Ltd.	600	8,900
AEON Financial Service Co. Ltd.	400	7,683
Aisin Seiki Co. Ltd.	200	9,778
Ajinomoto Co. Inc.	400	7,783
Alfresa Holdings Corp.	400	7,216
Amada Holdings Co. Ltd.	600	7,127
ANA Holdings Inc.	4,000	12,039
Aozora Bank Ltd.	2,000	7,284
Asahi Glass Co. Ltd.	2,000	17,332
Asahi Group Holdings Ltd.	400	15,089
Asahi Kasei Corp.	2,000	19,063
Asics Corp.	400	7,073
Astellas Pharma Inc.	800	10,536
Bandai Namco Holdings Inc.	200	6,271
Benesse Holdings Inc.	400	12,075
Bridgestone Corp.	200	8,339
Calbee Inc.	200	6,979
Canon Inc.	600	19,894
Casio Computer Co. Ltd.	400	5,637
Chubu Electric Power Co. Inc.	800	10,747
Chugai Pharmaceutical Co. Ltd.	200	7,087

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
Chugoku Bank Ltd. (The)	800	$11,870
Coca-Cola Bottlers Japan Inc.	500	14,869
Concordia Financial Group Ltd.	1,800	8,271
Credit Saison Co. Ltd.	400	7,281
Daiichi Sankyo Co. Ltd.	400	8,874
Daiwa House Industry Co. Ltd.	400	11,881
Daiwa House REIT Investment Corp.	4	10,112
Denso Corp.	200	8,610
Dentsu Inc.	200	11,268
East Japan Railway Co.	200	17,860
Eisai Co. Ltd.	200	10,500
Electric Power Development Co. Ltd.	400	9,276
FamilyMart UNY Holdings Co. Ltd.	200	11,304
Fuji Electric Co. Ltd.	2,000	10,963
FUJIFILM Holdings Corp.	400	14,835
Fukuoka Financial Group Inc.	2,000	9,115
Hakuhodo DY Holdings Inc.	800	9,739
Hamamatsu Photonics KK	400	11,752
Hankyu Hanshin Holdings Inc.	400	13,205
Hino Motors Ltd.	600	7,520
Hisamitsu Pharmaceutical Co. Inc.	200	10,227
Hitachi Chemical Co. Ltd.	400	11,447
Hitachi High-Technologies Corp.	200	7,975
Hokuriku Electric Power Co.	1,200	11,088
Honda Motor Co. Ltd.	400	11,598
Hoya Corp.	200	9,552
Idemitsu Kosan Co. Ltd.	200	6,396
IHI Corp.[a]	2,000	6,782
INPEX Corp.	600	5,751
Isetan Mitsukoshi Holdings Ltd.	600	6,551
Isuzu Motors Ltd.	600	8,139
ITOCHU Corp.	800	11,311
J Front Retailing Co. Ltd.	600	8,639
Japan Airlines Co. Ltd.	400	12,631
Japan Post Bank Co. Ltd.	600	7,466
Japan Post Holdings Co. Ltd.	400	4,956
Japan Prime Realty Investment Corp.	3	11,263
Japan Real Estate Investment Corp.	2	10,532
Japan Retail Fund Investment Corp.	6	11,723
Japan Tobacco Inc.	200	6,649
JFE Holdings Inc.	400	6,820
JSR Corp.	600	10,959
JXTG Holdings Inc.	5,050	22,792
Kajima Corp.	2,000	13,582
Kamigumi Co. Ltd.	2,000	18,157
Kaneka Corp.	2,000	15,753

Security	Shares	Value
Kansai Electric Power Co. Inc. (The)	500	$6,760
Kao Corp.	200	11,031
KDDI Corp.	200	5,303
Keihan Holdings Co. Ltd.	2,000	12,577
Keikyu Corp.	2,000	22,948
Keio Corp.	2,000	16,004
Kintetsu Group Holdings Co. Ltd.	4,000	14,605
Kirin Holdings Co. Ltd.	800	15,545
Koito Manufacturing Co. Ltd.	200	10,317
Komatsu Ltd.	400	10,665
Konami Holdings Corp.	200	8,316
Konica Minolta Inc.	1,000	8,836
Kuraray Co. Ltd.	800	12,904
Kurita Water Industries Ltd.	600	15,480
Kyocera Corp.	200	11,321
Kyushu Financial Group Inc.	1,000	6,226
Lawson Inc.	200	13,277
LIXIL Group Corp.	400	9,987
Mabuchi Motor Co. Ltd.	200	11,286
Marubeni Corp.	2,400	14,779
Marui Group Co. Ltd.	400	5,476
Maruichi Steel Tube Ltd.	200	5,670
McDonald’s Holdings Co. Japan Ltd.	400	12,326
Mebuki Financial Group Inc.	1,670	6,547
Medipal Holdings Corp.	400	6,617
MINEBEA MITSUMI Inc.	500	7,226
Miraca Holdings Inc.	200	9,222
Mitsubishi Chemical Holdings Corp.	1,600	12,521
Mitsubishi Corp.	200	4,312
Mitsubishi Materials Corp.	200	5,948
Mitsubishi Tanabe Pharma Corp.	600	12,175
Mitsubishi UFJ Financial Group Inc.	1,200	7,635
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,000	10,442
Mitsui & Co. Ltd.	600	8,467
Mitsui Chemicals Inc.	2,000	10,227
Mitsui OSK Lines Ltd.	2,000	6,118
Mizuho Financial Group Inc.	4,800	8,767
MS&AD Insurance Group Holdings Inc.	200	6,517
Nabtesco Corp.	400	11,339
Nagoya Railroad Co. Ltd.	2,000	9,186
NGK Spark Plug Co. Ltd.	400	8,652
Nikon Corp.	800	11,411
Nippon Building Fund Inc.	2	10,640

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
Nippon Express Co. Ltd.	2,000	$10,981
Nippon Paint Holdings Co. Ltd.	200	7,670
Nippon Prologis REIT Inc.	6	12,687
Nippon Steel & Sumitomo Metal Corp.	400	9,009
Nippon Telegraph & Telephone Corp.	400	17,113
Nippon Yusen KKa	4,000	8,038
Nissan Motor Co. Ltd.	1,000	9,496
Nisshin Seifun Group Inc.	800	12,265
Nissin Foods Holdings Co. Ltd.	200	11,447
NOK Corp.	400	9,513
Nomura Holdings Inc.	1,600	9,603
Nomura Real Estate Holdings Inc.	400	6,757
Nomura Real Estate Master Fund Inc.	8	11,533
Nomura Research Institute Ltd.	420	14,619
NTT Data Corp.	200	9,276
NTT DOCOMO Inc.	400	9,646
Obayashi Corp.	1,000	9,698
Olympus Corp.	200	7,697
Omron Corp.	200	8,370
Oracle Corp. Japan	200	11,519
Oriental Land Co. Ltd./Japan	200	11,483
ORIX Corp.	400	6,104
Osaka Gas Co. Ltd.	4,000	14,974
Otsuka Corp.	200	10,711
Otsuka Holdings Co. Ltd.	200	9,199
Park24 Co. Ltd.	400	10,317
Recruit Holdings Co. Ltd.	200	10,101
Resona Holdings Inc.	1,400	7,784
Ricoh Co. Ltd.	1,000	8,325
Rinnai Corp.	200	16,614
Sankyo Co. Ltd.	400	13,941
Santen Pharmaceutical Co. Ltd.	600	8,435
Secom Co. Ltd.	200	14,508
Sega Sammy Holdings Inc.	400	5,372
Seibu Holdings Inc.	400	6,983
Sekisui Chemical Co. Ltd.	600	10,066
Sekisui House Ltd.	600	9,955
Seven & I Holdings Co. Ltd.	400	16,901
Seven Bank Ltd.	2,200	7,381
Shin-Etsu Chemical Co. Ltd.	200	17,375
Shionogi & Co. Ltd.	200	10,286
Shiseido Co. Ltd.	400	10,823
Showa Shell Sekiyu KK	600	5,797
Sompo Holdings Inc.	200	7,546

Security	Shares	Value
Sony Corp.	200	$6,744
Sony Financial Holdings Inc.	600	9,969
Stanley Electric Co. Ltd.	200	5,849
Subaru Corp.	200	7,557
Sumitomo Corp.	1,200	16,024
Sumitomo Dainippon Pharma Co. Ltd.	400	6,560
Sumitomo Electric Industries Ltd.	600	9,778
Sumitomo Mitsui Financial Group Inc.	200	7,399
Sumitomo Rubber Industries Ltd.	400	7,191
Suntory Beverage & Food Ltd.	200	8,944
Suruga Bank Ltd.	400	8,357
Suzuken Co. Ltd./Aichi Japan	400	13,223
Suzuki Motor Corp.	200	8,347
Taiheiyo Cement Corp.	2,000	6,657
Taisho Pharmaceutical Holdings Co. Ltd.	200	16,435
Taiyo Nippon Sanso Corp.	600	7,164
Takeda Pharmaceutical Co. Ltd.	200	9,585
Teijin Ltd.	600	11,621
Terumo Corp.	200	7,293
THK Co. Ltd.	200	5,151
Tobu Railway Co. Ltd.	4,000	20,275
Toho Co. Ltd./Tokyo	400	11,465
Toho Gas Co. Ltd.	2,000	14,300
Tokio Marine Holdings Inc.	200	8,418
Tokyo Gas Co. Ltd.	4,000	18,570
Tokyu Corp.	2,000	14,318
Toppan Printing Co. Ltd.	2,000	20,113
Toray Industries Inc.	2,000	17,693
Toshiba Corp.[a]	2,000	4,044
Toyo Seikan Group Holdings Ltd.	400	6,692
Toyo Suisan Kaisha Ltd.	400	15,000
Toyoda Gosei Co. Ltd.	400	10,611
Toyota Industries Corp.	200	9,940
Toyota Motor Corp.	200	10,828
Toyota Tsusho Corp.	400	12,613
Trend Micro Inc./Japan	200	8,792
Unicharm Corp.	400	9,719
United Urban Investment Corp.	8	12,093
USS Co. Ltd.	600	10,604
West Japan Railway Co.	200	13,356
Yahoo Japan Corp.	2,400	10,270
Yamaha Corp.	200	5,544
Yamaha Motor Co. Ltd.	200	4,739
Yamato Holdings Co. Ltd.	400	8,643

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
Yamazaki Baking Co. Ltd.	400	$8,429
Yokogawa Electric Corp.	400	6,176

		2,079,501
NETHERLANDS — 2.24%
Aegon NV	1,066	5,431
AerCap Holdings NVa	166	7,638
Akzo Nobel NV	160	13,987
Altice NV Class Aa	768	19,072
Altice NV Class Ba	52	1,293
ASML Holding NV	88	11,629
Boskalis Westminster	242	8,898
Gemalto NV	130	7,279
Heineken Holding NV	174	14,573
Heineken NV	154	13,726
ING Groep NV	560	9,114
Koninklijke Ahold Delhaize NV	698	14,457
Koninklijke DSM NV	180	12,872
Koninklijke Philips NV	408	14,137
Koninklijke Vopak NV	158	7,126
NN Group NV	116	3,845
NXP Semiconductors NVa	66	6,980
Randstad Holding NV	146	8,698
RELX NV	940	18,174
Unilever NV CVA	318	16,672
Wolters Kluwer NV	360	15,285

		230,886
NEW ZEALAND — 0.83%
Auckland International Airport Ltd.	2,750	13,027
Contact Energy Ltd.	4,354	15,574
Fletcher Building Ltd.	1,844	10,824
Mercury NZ Ltd.	5,166	11,403
Meridian Energy Ltd.	4,716	8,969
Ryman Healthcare Ltd.	2,686	15,914
Spark New Zealand Ltd.	4,082	10,355

		86,066
NORWAY — 0.89%
DNB ASA	638	9,987
Gjensidige Forsikring ASA	796	12,256
Marine Harvest ASA	548	9,135
Norsk Hydro ASA	1,294	7,402
Orkla ASA	1,766	16,028
Schibsted ASA	458	11,415
Statoil ASA	438	7,245
Telenor ASA	666	10,791
Yara International ASA	204	7,601

		91,860

Security	Shares	Value
PORTUGAL — 0.14%
Galp Energia SGPS SA	304	$4,724
Jeronimo Martins SGPS SA	545	10,000

		14,724
SINGAPORE — 4.45%
Ascendas REIT	11,425	20,926
CapitaLand Commercial Trust	18,400	21,392
CapitaLand Ltd.	6,600	17,755
CapitaLand Mall Trust	15,600	21,988
City Developments Ltd.	2,400	18,528
ComfortDelGro Corp. Ltd.	9,400	18,427
DBS Group Holdings Ltd.	1,400	19,382
Genting Singapore PLC	14,400	11,487
Global Logistic Properties Ltd.	6,800	14,012
Golden Agri-Resources Ltd.	26,100	6,722
Hutchison Port Holdings Trust	30,600	12,393
Jardine Cycle & Carriage Ltd.	311	10,509
Keppel Corp. Ltd.	2,400	11,178
Oversea-Chinese Banking Corp. Ltd.	3,000	21,035
SATS Ltd.	6,600	24,035
SembCorp Industries Ltd.	5,000	10,839
Singapore Airlines Ltd.	2,800	20,534
Singapore Exchange Ltd.	4,000	21,178
Singapore Press Holdings Ltd.	2,000	4,965
Singapore Technologies Engineering Ltd.	7,000	18,981
Singapore Telecommunications Ltd.	8,200	21,942
StarHub Ltd.	6,600	13,175
Suntec REIT	22,200	28,113
United Overseas Bank Ltd.[d]	1,200	18,716
UOL Group Ltd.	3,900	20,202
Wilmar International Ltd.	6,000	15,239
Yangzijiang Shipbuilding Holdings Ltd.	18,200	14,975

		458,628
SPAIN — 2.47%
Abertis Infraestructuras SA	992	17,446
ACS Actividades de Construccion y Servicios SA	312	11,562
Aena SAb	42	7,409
Amadeus IT Group SA	326	17,572
Banco Bilbao Vizcaya Argentaria SA	1,484	11,873
Banco de Sabadell SA	4,038	7,766
Banco Santander SA	2,110	13,756
Bankinter SA	1,370	12,059

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
Distribuidora Internacional de Alimentacion SAd	1,500	$8,927
Enagas SA	71	1,867
Endesa SA	652	15,361
Ferrovial SA	802	17,061
Gas Natural SDG SA	566	12,795
Grifols SA	454	12,189
Iberdrola SA	2,802	20,144
Industria de Diseno Textil SA	454	17,407
International Consolidated Airlines Group SA	952	6,902
Mapfre SA	2,988	10,425
Red Electrica Corp. SA	163	3,177
Repsol SA	476	7,534
Telefonica SA	924	10,218
Zardoya Otis SA	1,232	11,417

		254,867
SWEDEN — 3.47%
Alfa Laval AB	642	13,174
Assa Abloy AB Class B	646	14,000
Atlas Copco AB Class A	394	14,737
Atlas Copco AB Class B	202	6,721
Boliden AB	244	6,977
Electrolux AB Class B	244	7,250
Getinge AB Class B	397	7,761
Hennes & Mauritz AB Class B	480	11,893
Hexagon AB Class B	312	13,590
Husqvarna AB Class B	1,334	13,265
ICA Gruppen AB	238	8,128
Industrivarden AB Class C	756	17,588
Investor AB Class B	340	15,547
Kinnevik AB Class B	208	5,553
L E Lundbergforetagen AB Class B	240	17,387
Lundin Petroleum ABa	362	6,913
Millicom International Cellular SA SDR	164	9,001
Nordea Bank AB	964	11,867
Sandvik AB	650	10,438
Securitas AB Class B	754	12,466
Skandinaviska Enskilda Banken AB Class A	928	10,690
Skanska AB Class B	472	11,295
SKF AB Class B	484	10,637
Svenska Cellulosa AB SCA Class B	480	15,905
Svenska Handelsbanken AB Class A	758	10,760

Security	Shares	Value
Swedbank AB Class A	506	$11,995
Swedish Match AB	492	16,235
Tele2 AB Class B	1,332	13,418
Telefonaktiebolaget LM Ericsson Class B	1,274	8,215
Telia Co. AB	2,970	12,108
Volvo AB Class B	736	12,044

		357,558
SWITZERLAND — 4.90%
ABB Ltd. Registered	488	11,942
Actelion Ltd.[a]	38	10,755
Adecco Group AG Registered	126	9,354
Aryzta AG	124	4,025
Baloise Holding AG Registered	118	17,295
Barry Callebaut AG Registered	10	13,722
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	8	44,965
Cie. Financiere Richemont SA Class A Registered	132	11,026
Dufry AG Registered[a]	64	10,480
EMS-Chemie Holding AG Registered	20	12,527
Galenica AG Registered	8	8,688
Geberit AG Registered	36	16,390
Givaudan SA Registered	8	15,406
Julius Baer Group Ltd.	194	10,105
Kuehne + Nagel International AG Registered	98	14,807
LafargeHolcim Ltd. Registered	172	9,745
Lonza Group AG Registered	50	10,222
Nestle SA Registered	278	21,406
Novartis AG Registered	126	9,689
Pargesa Holding SA Bearer	248	18,523
Partners Group Holding AG	24	14,502
Roche Holding AG	48	12,552
Schindler Holding AG Participation Certificates	120	24,507
Schindler Holding AG Registered	58	11,513
SGS SA Registered	6	13,495
Sika AG Bearer	2	12,758
Sonova Holding AG Registered	108	15,959
Swatch Group AG (The) Bearer	34	13,604
Swatch Group AG (The) Registered	90	6,980
Swiss Life Holding AG Registered	42	13,662
Swiss Prime Site AG Registered	306	26,513
Swiss Re AG	128	11,135

175

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
Swisscom AG Registered	48	$20,927
Syngenta AG Registered[a]	16	7,432
UBS Group AG	458	7,822
Zurich Insurance Group AG	40	11,066

		505,499
UNITED KINGDOM — 11.31%
3i Group PLC	1,222	12,545
Aberdeen Asset Management PLC	1,614	5,826
Admiral Group PLC	476	12,384
Antofagasta PLC	490	5,312
Ashtead Group PLC	328	6,921
Associated British Foods PLC	276	10,034
AstraZeneca PLC	154	9,240
Aviva PLC	1,676	11,373
Babcock International Group PLC	860	10,002
BAE Systems PLC	1,706	13,839
Barclays PLC	2,720	7,469
Barratt Developments PLC	1,076	8,067
Berkeley Group Holdings PLC	192	8,093
BHP Billiton PLC	370	5,625
BP PLC	1,442	8,255
British American Tobacco PLC	260	17,542
British Land Co. PLC (The)	1,616	13,725
BT Group PLC	3,106	12,246
Bunzl PLC	804	25,047
Burberry Group PLC	552	11,526
Carnival PLC	188	11,592
Centrica PLC	3,646	9,335
Cobham PLC	3,717	6,372
Coca-Cola European Partners PLC	452	17,094
Coca-Cola HBC AGa	446	12,360
Compass Group PLC	1,034	20,842
Croda International PLC	278	13,538
DCC PLC	124	11,438
Diageo PLC	586	17,032
Direct Line Insurance Group PLC	2,456	11,096
Dixons Carphone PLC	1,676	7,275
easyJet PLC	392	5,923
Experian PLC	714	15,325
G4S PLC	2,748	10,847
GKN PLC	1,864	8,655
GlaxoSmithKline PLC	728	14,599
Hammerson PLC	2,076	15,779
Hargreaves Lansdown PLC	458	8,165
Hikma Pharmaceuticals PLC	260	6,516

Security	Shares	Value
HSBC Holdings PLC	1,456	$11,990
IMI PLC	850	14,065
Imperial Brands PLC	282	13,798
Inmarsat PLC	1,016	10,746
InterContinental Hotels Group PLC	254	13,460
Intertek Group PLC	270	14,203
Intu Properties PLC	3,824	13,640
Investec PLC	1,030	7,616
ITV PLC	4,284	11,639
J Sainsbury PLC	1,874	6,677
Johnson Matthey PLC	218	8,402
Kingfisher PLC	2,558	11,295
Land Securities Group PLC	1,108	15,854
Legal & General Group PLC	3,356	10,685
Lloyds Banking Group PLC	12,224	10,944
London Stock Exchange Group PLC	284	12,430
Marks & Spencer Group PLC	2,120	10,055
Mediclinic International PLC	524	5,566
Meggitt PLC	1,400	8,377
Merlin Entertainments PLC[b]	1,292	8,450
Mondi PLC	392	10,148
National Grid PLC	1,672	21,631
Next PLC	218	12,142
Old Mutual PLC	2,856	7,168
Pearson PLC	702	5,803
Persimmon PLC	312	9,405
Provident Financial PLC	284	11,772
Prudential PLC	552	12,255
Randgold Resources Ltd.	58	5,106
Reckitt Benckiser Group PLC	200	18,400
RELX PLC	1,194	24,191
Rio Tinto PLC	164	6,497
Rolls-Royce Holdings PLC	656	6,891
Royal Bank of Scotland Group PLC[a]	2,074	7,121
Royal Dutch Shell PLC Class A	306	7,928
Royal Dutch Shell PLC Class B	356	9,453
Royal Mail PLC	1,496	7,790
RSA Insurance Group PLC	1,366	10,533
Sage Group PLC (The)	1,388	12,031
Schroders PLC	304	12,534
Segro PLC	3,534	22,207
Severn Trent PLC	531	15,972
Shire PLC	98	5,752
Sky PLC	1,624	20,842
Smith & Nephew PLC	726	11,929

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
Smiths Group PLC	702	$14,895
SSE PLC	882	15,873
St. James’s Place PLC	616	9,149
Standard Chartered PLC[a]	630	5,878
Standard Life PLC	2,186	10,292
Tate & Lyle PLC	1,064	10,414
Taylor Wimpey PLC	2,850	7,374
Tesco PLC[a]	2,198	5,211
Travis Perkins PLC	514	10,713
TUI AG	572	8,310
Unilever PLC	378	19,425
United Utilities Group PLC	1,516	19,093
Vodafone Group PLC	4,002	10,306
Weir Group PLC (The)	248	6,388
Whitbread PLC	280	14,617
William Hill PLC	1,932	7,336
Wm Morrison Supermarkets PLC	2,636	8,181
Wolseley PLC	208	13,197
WPP PLC	738	15,783

		1,166,682

TOTAL COMMON STOCKS
(Cost: $10,003,068)		10,219,836

PREFERRED STOCKS — 0.58%

GERMANY — 0.46%
Bayerische Motoren Werke AG, Preference Shares	68	5,589
Fuchs Petrolub SE, Preference Shares	244	12,583
Henkel AG & Co. KGaA, Preference Shares	144	19,601
Porsche Automobil Holding SE, Preference Shares	74	4,328
Volkswagen AG, Preference Shares	32	5,072

		47,173
ITALY — 0.12%
Intesa Sanpaolo SpA, Preference Shares	2,620	7,161
Telecom Italia SpA/Milano, Preference Shares	7,048	5,031

		12,192

Security	Shares	Value
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC, Preference Shares[a]	46,576	$60

		60

TOTAL PREFERRED STOCKS
(Cost: $56,570)		59,425

RIGHTS — 0.00%

UNITED KINGDOM — 0.00%
Cobham PLC (Expires 05/04/17)[a]	673	496

		496

TOTAL RIGHTS
(Cost: $678)		496

SHORT-TERM INVESTMENTS — 18.86%

MONEY MARKET FUNDS — 18.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	16,567	16,574
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	1,928,899	1,928,899

		1,945,473

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,945,473)		1,945,473

TOTAL INVESTMENTS IN SECURITIES — 118.50%
(Cost: $12,005,789)[h]		12,225,230
Other Assets, Less Liabilities — (18.50)%		(1,908,486)

NET ASSETS — 100.00%		$10,316,744

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $12,040,009. Net unrealized appreciation was $185,221, of which $506,449 represented gross unrealized appreciation on securities and $321,228 represented gross unrealized depreciation on securities.

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$10,219,836	$—	$—	$10,219,836
Preferred stocks	59,365	60	—	59,425
Rights	496	—	—	496
Money market funds	1,945,473	—	—	1,945,473

Total	$12,225,170	$60	$—	$12,225,230

178

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.22%

AUSTRALIA — 1.08%
Fortescue Metals Group Ltd.	27,104	$107,632
Incitec Pivot Ltd.	31,392	88,976
LendLease Group	12,256	146,925
Origin Energy Ltd.[a]	19,840	106,532
Qantas Airways Ltd.	17,728	56,213
Santos Ltd.[a]	15,840	41,224
Sonic Healthcare Ltd.	6,496	107,314
South32 Ltd.	78,592	163,395

		818,211
AUSTRIA — 0.36%
OMV AG	2,080	95,754
Raiffeisen Bank International AGa	2,624	59,805
Voestalpine AG	2,688	112,269

		267,828
BELGIUM — 0.29%
Ageas	2,656	108,749
Solvay SA	832	105,776

		214,525
CANADA — 2.48%
Cameco Corp.	4,768	45,647
Eldorado Gold Corp.	5,803	21,178
Empire Co. Ltd. Class A	12,416	190,967
First Quantum Minerals Ltd.	14,272	135,800
George Weston Ltd.	2,112	189,359
Loblaw Companies Ltd.	7,872	441,069
Magna International Inc. Class A	4,288	178,821
Metro Inc.	8,288	283,561
Power Corp. of Canada	2,816	65,143
Teck Resources Ltd. Class B	13,536	280,362
Yamana Gold Inc.	16,736	44,921

		1,876,828
DENMARK — 1.20%
AP Moller — Maersk A/S Class A	96	159,255
AP Moller — Maersk A/S Class B	160	276,670
Carlsberg A/S Class B	4,285	427,571
TDC A/S	8,497	45,597

		909,093
FINLAND — 0.83%
Fortum OYJ	2,944	42,830
Nokia OYJ	39,968	228,497
Stora Enso OYJ Class R	10,432	124,050
UPM-Kymmene OYJ	8,672	228,813

		624,190

Security	Shares	Value
FRANCE — 13.39%
ArcelorMittal[a]	45,632	$359,912
Atos SE	1,280	167,681
AXA SA	23,968	639,710
BNP Paribas SA	14,176	1,000,006
Carrefour SA	12,608	296,900
Casino Guichard Perrachon SA	4,320	260,146
Cie. de Saint-Gobain	6,720	362,594
Cie. Generale des Etablissements Michelin Class B	1,632	213,171
CNP Assurances	2,784	58,116
Credit Agricole SA	18,656	277,306
Electricite de France SA	8,697	72,601
Engie SA	28,128	396,658
Orange SA	22,272	344,394
Peugeot SAa	7,776	162,876
Renault SA	3,488	325,169
Rexel SA	6,176	110,296
Sanofi	33,088	3,120,660
SCOR SE	1,792	70,875
Societe Generale SA	13,184	720,850
STMicroelectronics NV	6,912	111,773
Total SA	20,416	1,048,683

		10,120,377
GERMANY — 6.27%
Allianz SE Registered	3,776	718,756
Bayerische Motoren Werke AG	3,360	320,700
Commerzbank AGa	23,744	232,575
Daimler AG Registered	10,592	788,936
Deutsche Bank AG Registered[a]	45,744	823,408
Deutsche Lufthansa AG Registered	11,296	194,844
E.ON SE	30,528	237,923
HeidelbergCement AG	2,592	239,917
K+S AG Registered	4,160	99,230
Merck KGaA	3,008	353,106
METRO AG	7,424	244,229
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,504	288,168
RWE AGa	6,592	109,147
Volkswagen AG	512	82,488

		4,733,427
HONG KONG — 4.33%
Cathay Pacific Airways Ltd.[b]	32,000	46,081
Cheung Kong Property Holdings Ltd.	64,000	459,168

179

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

April 30, 2017

Security	Shares	Value
CK Hutchison Holdings Ltd.	64,000	$799,429
Hang Lung Properties Ltd.	32,000	83,934
Kerry Properties Ltd.	16,000	59,865
NWS Holdings Ltd.	32,000	60,153
PCCW Ltd.	51,000	28,787
Sino Land Co. Ltd.	128,000	216,911
Sun Hung Kai Properties Ltd.	32,000	480,151
WH Group Ltd.[c]	416,000	371,736
Wharf Holdings Ltd. (The)	49,000	418,647
Wheelock & Co. Ltd.	32,000	249,539

		3,274,401
ISRAEL — 1.96%
Bank Hapoalim BM	18,048	113,431
Bank Leumi Le-Israel BMa	28,960	133,769
Teva Pharmaceutical Industries Ltd. ADR	39,008	1,231,873

		1,479,073
ITALY — 2.74%
Assicurazioni Generali SpA	7,584	119,997
Enel SpA	106,752	507,304
Eni SpA	17,376	270,011
Fiat Chrysler Automobiles NVa	18,336	207,457
Leonardo SpA[a]	5,834	91,673
Mediobanca SpA	7,008	67,347
Saipem SpA[a]	65,472	28,205
Telecom Italia SpA/Milano[a]	144,800	128,509
UniCredit SpA[a]	37,609	611,858
UnipolSai Assicurazioni SpA	16,800	38,601

		2,070,962
JAPAN — 39.73%
Aisin Seiki Co. Ltd.	3,200	156,455
Alfresa Holdings Corp.	6,400	115,461
Alps Electric Co. Ltd.	3,200	94,016
Amada Holdings Co. Ltd.	6,400	76,017
Asahi Glass Co. Ltd.	32,000	277,312
Asahi Group Holdings Ltd.	12,800	482,856
Asahi Kasei Corp.	32,000	305,015
Bridgestone Corp.	6,400	266,863
Brother Industries Ltd.	3,200	65,768
Canon Inc.	16,000	530,511
Central Japan Railway Co.	3,200	536,396
Chubu Electric Power Co. Inc.	9,600	128,968
Chugoku Bank Ltd. (The)	3,200	47,482
Concordia Financial Group Ltd.	22,400	102,927

Security	Shares	Value
Dai-ichi Life Holdings Inc.	16,000	$272,145
Daicel Corp.	6,400	73,433
Daiichi Sankyo Co. Ltd.	16,000	354,966
Daiwa House Industry Co. Ltd.	12,800	380,199
Denso Corp.	3,200	137,766
Electric Power Development Co. Ltd.	3,200	74,208
FamilyMart UNY Holdings Co. Ltd.	3,200	180,856
FUJIFILM Holdings Corp.	9,600	356,028
Fujitsu Ltd.	32,000	199,458
Hachijuni Bank Ltd. (The)	12,800	75,558
Hino Motors Ltd.	6,400	80,208
Hitachi Construction Machinery Co. Ltd.	1,100	28,331
Hitachi Ltd.	128,000	706,314
Hitachi Metals Ltd.	3,200	44,812
Honda Motor Co. Ltd.	22,400	649,473
INPEX Corp.	12,800	122,695
Isuzu Motors Ltd.	6,400	86,811
ITOCHU Corp.	57,600	814,368
J Front Retailing Co. Ltd.	3,200	46,075
Japan Airlines Co. Ltd.	3,200	101,050
Japan Post Bank Co. Ltd.	3,200	39,817
JFE Holdings Inc.	19,200	327,349
JSR Corp.	3,200	58,448
JTEKT Corp.	6,400	100,705
JXTG Holdings Inc.	44,800	202,197
Kansai Electric Power Co. Inc. (The)	16,000	216,309
Kawasaki Heavy Industries Ltd.	32,000	96,744
KDDI Corp.	12,800	339,377
Kobe Steel Ltd.[a]	12,800	113,681
Komatsu Ltd.	12,800	341,272
Konica Minolta Inc.	9,600	84,830
Kuraray Co. Ltd.	9,600	154,847
Kyocera Corp.	6,400	362,286
Kyushu Electric Power Co. Inc.	6,400	69,012
LIXIL Group Corp.	3,200	79,892
Marubeni Corp.	70,400	433,503
Mazda Motor Corp.	9,600	140,723
Medipal Holdings Corp.	6,400	105,872
MINEBEA MITSUMI Inc.	6,400	92,495
Miraca Holdings Inc.	3,200	147,555
Mitsubishi Chemical Holdings Corp.	35,200	275,455
Mitsubishi Corp.	44,800	965,971
Mitsubishi Electric Corp.	25,600	356,889
Mitsubishi Gas Chemical Co. Inc.	3,200	68,381
Mitsubishi Heavy Industries Ltd.	64,000	256,069

180

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

April 30, 2017

Security	Shares	Value
Mitsubishi Materials Corp.	3,200	$95,165
Mitsubishi Tanabe Pharma Corp.	6,400	129,872
Mitsubishi UFJ Financial Group Inc.	227,200	1,445,503
Mitsui & Co. Ltd.	48,000	677,348
Mitsui Chemicals Inc.	32,000	163,632
Mitsui OSK Lines Ltd.	32,000	97,892
Mizuho Financial Group Inc.	409,600	748,135
MS&AD Insurance Group Holdings Inc.	6,400	208,530
NEC Corp.	64,000	159,038
Nexon Co. Ltd.	3,200	54,400
NGK Spark Plug Co. Ltd.	3,200	69,213
NH Foods Ltd.	3,000	85,314
Nikon Corp.	3,200	45,645
Nippon Steel & Sumitomo Metal Corp.	22,400	504,487
Nippon Telegraph & Telephone Corp.	9,600	410,715
Nippon Yusen KKa	64,000	128,609
Nissan Motor Co. Ltd.	38,400	364,640
Nisshin Seifun Group Inc.	9,600	147,182
Nomura Holdings Inc.	38,400	230,462
NSK Ltd.	9,600	130,905
NTT DOCOMO Inc.	12,800	308,661
Obayashi Corp.	6,400	62,065
Oji Holdings Corp.	32,000	154,732
ORIX Corp.	16,000	244,155
Osaka Gas Co. Ltd.	32,000	119,796
Otsuka Holdings Co. Ltd.	9,600	441,547
Resona Holdings Inc.	44,800	249,099
Ricoh Co. Ltd.	19,200	159,842
Rohm Co. Ltd.	3,200	224,491
SBI Holdings Inc./Japan	3,200	44,353
Seiko Epson Corp.	6,400	130,905
Sekisui Chemical Co. Ltd.	3,200	53,683
Sekisui House Ltd.	6,400	106,188
Seven & I Holdings Co. Ltd.	25,600	1,081,690
Shinsei Bank Ltd.	32,000	59,711
SoftBank Group Corp.	6,400	484,694
Sompo Holdings Inc.	3,200	120,743
Sony Corp.	9,600	323,732
Subaru Corp.	6,400	241,830
Sumitomo Chemical Co. Ltd.	32,000	180,569
Sumitomo Corp.	44,800	598,231
Sumitomo Dainippon Pharma Co. Ltd.	6,400	104,954
Sumitomo Electric Industries Ltd.	9,600	156,440
Sumitomo Mitsui Financial Group Inc.	25,600	947,110
Sumitomo Mitsui Trust Holdings Inc.	6,400	219,151

Security	Shares	Value
Sumitomo Rubber Industries Ltd.	3,200	$57,529
Suzuken Co. Ltd./Aichi Japan	3,200	105,786
Suzuki Motor Corp.	3,200	133,546
T&D Holdings Inc.	6,400	94,935
Taiheiyo Cement Corp.	32,000	106,504
TDK Corp.	3,200	198,080
Teijin Ltd.	3,200	61,979
Tohoku Electric Power Co. Inc.	9,600	127,977
Tokio Marine Holdings Inc.	6,400	269,389
Tokyo Electric Power Co. Holdings Inc.[a]	51,200	198,884
Toyo Suisan Kaisha Ltd.	3,200	119,996
Toyota Industries Corp.	3,200	159,038
Toyota Motor Corp.	32,000	1,732,484
Toyota Tsusho Corp.	6,400	201,812
West Japan Railway Co.	3,200	213,697
Yamada Denki Co. Ltd.	9,600	50,381
Yamaha Motor Co. Ltd.	3,200	75,816

		30,023,372
NETHERLANDS — 3.11%
Aegon NV	41,504	211,471
AerCap Holdings NVa	4,256	195,819
ING Groep NV	31,680	515,571
Koninklijke Ahold Delhaize NV	60,544	1,253,977
NN Group NV	5,280	175,019

		2,351,857
NORWAY — 0.95%
DNB ASA	9,120	142,765
Marine Harvest ASA	6,624	110,419
Norsk Hydro ASA	25,888	148,078
Statoil ASA	7,104	117,509
Telenor ASA	4,320	69,995
Yara International ASA	3,520	131,160

		719,926
SINGAPORE — 1.95%
CapitaLand Ltd.	32,000	86,084
DBS Group Holdings Ltd.	16,100	222,891
Golden Agri-Resources Ltd.	688,000	177,205
Hutchison Port Holdings Trust	121,600	49,248
Keppel Corp. Ltd.	38,400	178,854
Oversea-Chinese Banking Corp. Ltd.[b]	22,400	157,058
SembCorp Industries Ltd.	32,000	69,371
Singapore Airlines Ltd.	12,800	93,869

181

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

April 30, 2017

Security	Shares	Value
Wilmar International Ltd.	140,800	$357,616
Yangzijiang Shipbuilding Holdings Ltd.	99,200	81,620

		1,473,816
SPAIN — 3.19%
Banco de Sabadell SA	63,904	122,893
Banco Popular Espanol SAa	40,832	28,635
Banco Santander SA	133,604	871,037
CaixaBank SA	29,991	136,154
Iberdrola SA	56,796	408,320
International Consolidated Airlines Group SA	24,480	177,486
Mapfre SA	16,128	56,271
Repsol SA	16,632	263,249
Telefonica SA	31,072	343,603

		2,407,648
SWEDEN — 0.84%
Boliden AB	4,128	118,039
Getinge AB Class B	4,608	90,080
Telefonaktiebolaget LM Ericsson Class B	48,896	315,305
Telia Co. AB	27,264	111,152

		634,576
SWITZERLAND — 1.24%
Aryzta AG	5,568	180,724
Baloise Holding AG Registered	544	79,732
Credit Suisse Group AG Registered	16,864	256,319
Swiss Life Holding AG Registered	512	166,543
Swiss Re AG	2,944	256,116

		939,434
UNITED KINGDOM — 12.28%
3i Group PLC	10,726	110,112
Anglo American PLC[a]	29,184	417,779
Barclays PLC	226,976	623,272
Barratt Developments PLC	13,152	98,604
Berkeley Group Holdings PLC	1,568	66,092
BP PLC	141,152	808,073
Glencore PLC[a]	144,128	566,203
HSBC Holdings PLC	172,224	1,418,216
J Sainsbury PLC	149,792	533,707
Lloyds Banking Group PLC	594,400	532,151
Meggitt PLC	15,392	92,099
Old Mutual PLC	32,288	81,039
Persimmon PLC	2,912	87,780
Royal Bank of Scotland Group PLC[a]	52,416	179,976

Security	Shares	Value
Royal Dutch Shell PLC Class A	39,566	$1,025,050
Royal Dutch Shell PLC Class B	27,712	735,870
Royal Mail PLC	20,320	105,813
Shire PLC	8,928	524,051
Standard Chartered PLC[a]	28,960	270,212
Taylor Wimpey PLC	21,472	55,559
Vodafone Group PLC	188,960	486,612
Wm Morrison Supermarkets PLC	147,808	458,753

		9,277,023

TOTAL COMMON STOCKS
(Cost: $66,640,662)		74,216,567

PREFERRED STOCKS — 1.14%

GERMANY — 1.02%
Bayerische Motoren Werke AG, Preference Shares	416	34,193
Porsche Automobil Holding SE, Preference Shares	3,072	179,674
Volkswagen AG, Preference Shares	3,520	557,908

		771,775
ITALY — 0.12%
Intesa Sanpaolo SpA, Preference Shares	2,368	6,472
Telecom Italia SpA/Milano, Preference Shares	116,768	83,350

		89,822

TOTAL PREFERRED STOCKS (Cost: $733,843)		861,597

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	53,310	53,331
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	6,696	6,696

		60,027

TOTAL SHORT-TERM INVESTMENTS (Cost: $60,007)		60,027

182

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

April 30, 2017

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 99.44% (Cost: $67,434,512)[g]	$75,138,191
Other Assets, Less Liabilities — 0.56%	426,898

NET ASSETS — 100.00%	$75,565,089

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $67,487,733. Net unrealized appreciation was $7,650,458, of which $8,985,503 represented gross unrealized appreciation on securities and $1,335,045 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$74,216,567	$—	$—	$74,216,567
Preferred stocks	861,597	—	—	861,597
Money market funds	60,027	—	—	60,027

Total	$75,138,191	$—	$—	$75,138,191

183

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.27%

CHINA — 27.17%
3SBio Inc.[a,b]	6,000	$8,008
AAC Technologies Holdings Inc.	6,000	88,100
Agricultural Bank of China Ltd. Class H	120,000	55,390
Alibaba Group Holding Ltd. ADR[a]	388	44,814
ANTA Sports Products Ltd.	8,000	22,475
Baidu Inc. ADR[a]	192	34,604
Bank of China Ltd. Class H	120,000	58,167
Bank of Communications Co. Ltd. Class H	16,000	12,323
Beijing Capital International Airport Co. Ltd. Class H	24,000	33,882
China CITIC Bank Corp. Ltd. Class H	8,000	5,071
China Construction Bank Corp. Class H	52,000	42,255
China Everbright Bank Co. Ltd. Class H	40,000	18,772
China Huarong Asset Management Co. Ltd. Class Ha,b	56,000	23,617
China Huishan Dairy Holdings Co. Ltd.[a,c]	148,000	—
China Medical System Holdings Ltd.	20,000	34,561
China Mengniu Dairy Co. Ltd.	20,000	38,727
China Minsheng Banking Corp. Ltd. Class H	16,300	16,054
China Mobile Ltd.	8,000	85,323
China Pacific Insurance Group Co. Ltd. Class H	800	2,957
China Petroleum & Chemical Corp. Class H	24,000	19,441
China Resources Beer Holdings Co. Ltd.[a]	8,000	19,255
China Resources Gas Group Ltd.	8,000	27,001
China Telecom Corp. Ltd. Class H	40,000	19,543
China Unicom Hong Kong Ltd.	8,000	10,327
China Vanke Co. Ltd. Class H	1,600	4,061
CITIC Ltd.	16,000	23,205
COSCO SHIPPING Ports Ltd.	16,000	17,527
Country Garden Holdings Co. Ltd.	4,000	3,806
CSPC Pharmaceutical Group Ltd.	64,000	88,871
Fullshare Holdings Ltd.	40,000	12,960
Guangdong Investment Ltd.	48,000	74,306
Industrial & Commercial Bank of China Ltd. Class H	64,000	41,802
Jiangsu Expressway Co. Ltd. Class H	40,000	59,042
Lenovo Group Ltd.	8,000	5,122
NetEase Inc. ADR	244	64,755

Security	Shares	Value
New Oriental Education & Technology Group Inc. ADR[a]	340	$21,944
Ping An Insurance Group Co. of China Ltd. Class H	2,000	11,263
Semiconductor Manufacturing International Corp.[a]	39,200	49,696
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	16,000	11,664
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	2,000	7,547
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	24,000	38,280
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	8,800	23,308
Shenzhou International Group Holdings Ltd.[c]	12,000	78,997
Sino Biopharmaceutical Ltd.	32,000	26,332
Sinopharm Group Co. Ltd. Class H	3,200	14,359
Sun Art Retail Group Ltd.	42,000	43,309
TAL Education Group Class A ADR[a]	612	72,895
Tencent Holdings Ltd.	3,600	112,663
TravelSky Technology Ltd. Class H	16,000	42,173
Want Want China Holdings Ltd.	24,000	17,281
Yum China Holdings Inc.[a]	980	33,438
Zhejiang Expressway Co. Ltd. Class H	24,000	29,871
Zijin Mining Group Co. Ltd. Class H	24,000	8,486

		1,759,630
HONG KONG — 10.05%
AIA Group Ltd.	1,600	11,078
ASM Pacific Technology Ltd.	400	5,956
BOC Hong Kong Holdings Ltd.	2,000	8,229
Cheung Kong Infrastructure Holdings Ltd.	8,000	70,099
CLP Holdings Ltd.	10,000	105,496
Hang Seng Bank Ltd.	6,000	121,658
HK Electric Investments & HK Electric Investments Ltd.[b]	38,000	33,615
HKT Trust & HKT Ltd.	20,160	25,791
Hong Kong & China Gas Co. Ltd.	41,348	82,616
Link REIT	2,000	14,387
MTR Corp. Ltd.	16,000	92,163
Power Assets Holdings Ltd.	8,000	72,002
Yue Yuen Industrial Holdings Ltd.	2,000	7,907

		650,997

184

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

April 30, 2017

Security	Shares	Value
INDIA — 4.31%
Infosys Ltd. ADR	9,408	$136,980
Wipro Ltd. ADR[c]	14,456	142,392

		279,372
INDONESIA — 2.24%
Bank Central Asia Tbk PT	56,000	74,574
Hanjaya Mandala Sampoerna Tbk PT	94,400	27,055
Kalbe Farma Tbk PT	49,200	5,851
Telekomunikasi Indonesia Persero Tbk PT	8,400	2,754
Unilever Indonesia Tbk PT	10,400	34,721

		144,955
MALAYSIA — 7.96%
DiGi.Com Bhd	25,600	30,312
HAP Seng Consolidated Bhd[c]	8,400	17,164
Hong Leong Bank Bhd	20,800	66,123
IHH Healthcare Bhd	56,800	80,863
Kuala Lumpur Kepong Bhd	3,600	20,335
Malayan Banking Bhd	34,000	75,033
Maxis Bhd[c]	37,600	55,261
Petronas Dagangan Bhd	2,400	13,302
Petronas Gas Bhd	2,400	10,217
PPB Group Bhd	4,000	15,572
Public Bank Bhd	15,200	69,890
Telekom Malaysia Bhd	25,200	37,501
Tenaga Nasional Bhd	3,200	10,276
Westports Holdings Bhd	14,800	13,637

		515,486
PHILIPPINES — 4.26%
Aboitiz Equity Ventures Inc.	22,640	34,799
Aboitiz Power Corp.	38,000	32,323
Ayala Corp.	440	7,631
Bank of the Philippine Islands	27,680	58,058
BDO Unibank Inc.	35,553	85,316
Jollibee Foods Corp.	9,880	41,525
Metro Pacific Investments Corp.	42,000	5,531
Metropolitan Bank & Trust Co.	4,924	8,327
Universal Robina Corp.	600	2,065

		275,575
SINGAPORE — 6.17%
CapitaLand Mall Trust	13,600	19,169
ComfortDelGro Corp. Ltd.[c]	12,800	25,093
Oversea-Chinese Banking Corp. Ltd.	7,200	50,483
SATS Ltd.	10,800	39,330

Security	Shares	Value
Singapore Airlines Ltd.[c]	10,800	$79,202
Singapore Telecommunications Ltd.	28,400	75,993
StarHub Ltd.[c]	17,600	35,132
United Overseas Bank Ltd.[c]	1,900	29,634
Wilmar International Ltd.	18,000	45,718

		399,754
SOUTH KOREA — 10.92%
AmorePacific Corp.	48	12,317
AmorePacific Group	120	13,868
CJ CheilJedang Corp.	16	4,795
CJ Korea Express Corp.[a]	156	22,826
Coway Co. Ltd.	108	9,539
Dongbu Insurance Co. Ltd.	648	38,724
E-MART Inc.	60	12,128
Hanwha Life Insurance Co. Ltd.	3,684	19,911
Hyundai Department Store Co. Ltd.	36	3,417
Hyundai Glovis Co. Ltd.	44	5,607
Hyundai Marine & Fire Insurance Co. Ltd.	328	10,579
Hyundai Mobis Co. Ltd.	113	22,046
Kangwon Land Inc.	1,384	43,968
Kia Motors Corp.	484	14,823
Korea Electric Power Corp.	196	7,811
KT Corp.	234	6,622
KT&G Corp.	634	56,552
LG Display Co. Ltd.	432	11,162
Lotte Confectionery Co. Ltd.	68	12,251
Lotte Shopping Co. Ltd.	8	1,845
NAVER Corp.	121	85,069
NCsoft Corp.	164	51,885
S-1 Corp.	652	55,923
Samsung Electronics Co. Ltd.	12	23,528
Samsung Fire & Marine Insurance Co. Ltd.	216	50,873
Samsung Life Insurance Co. Ltd.	606	58,315
SK Hynix Inc.	428	20,311
SK Telecom Co. Ltd.	146	30,729

		707,424
TAIWAN — 20.46%
Advanced Semiconductor Engineering Inc.	8,249	10,376
Advantech Co. Ltd.	4,596	37,169
Asustek Computer Inc.	4,000	39,309
Chang Hwa Commercial Bank Ltd.	97,782	56,716
Chicony Electronics Co. Ltd.	9,795	25,842

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

April 30, 2017

Security	Shares	Value
Chunghwa Telecom Co. Ltd.	20,000	$67,615
Delta Electronics Inc.	8,000	45,076
EVA Airways Corp.	9,018	4,439
Far EasTone Telecommunications Co. Ltd.	20,000	49,253
First Financial Holding Co. Ltd.	132,038	80,524
Foxconn Technology Co. Ltd.	4,935	15,048
Hon Hai Precision Industry Co. Ltd.	41,284	135,191
Hua Nan Financial Holdings Co. Ltd.	192,701	107,940
Lite-On Technology Corp.	36,611	63,827
Mega Financial Holding Co. Ltd.	16,000	12,860
Novatek Microelectronics Corp.	4,000	15,379
Powertech Technology Inc.	8,000	25,110
President Chain Store Corp.	4,000	34,802
Quanta Computer Inc.	16,000	33,144
Siliconware Precision Industries Co. Ltd.	20,000	32,415
Standard Foods Corp.	14,645	36,162
Synnex Technology International Corp.	18,200	19,726
Taiwan Business Bank	103,285	28,551
Taiwan Cooperative Financial Holding Co. Ltd.	234,123	119,114
Taiwan Mobile Co. Ltd.	16,000	59,130
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	128,932
Transcend Information Inc.	4,000	13,656
Vanguard International Semiconductor Corp.	4,000	7,636
WPG Holdings Ltd.	16,000	20,284

		1,325,226
THAILAND — 5.73%
Advanced Info Service PCL NVDR	3,600	18,213
Airports of Thailand PCL NVDR	20,000	23,273
Bangkok Bank PCL Foreign	1,600	8,650
Bangkok Dusit Medical Services PCL NVDR	97,200	57,044
Bangkok Expressway & Metro PCL	34,000	7,077
BTS Group Holdings PCL NVDR	239,200	58,780
Bumrungrad Hospital PCL NVDR	6,400	32,472
CP ALL PCL NVDR	23,200	40,914
Delta Electronics Thailand PCL NVDR	14,000	37,236
Electricity Generating PCL NVDR	2,400	15,265
KCE Electronics PCL NVDR	7,200	22,168

Security	Shares	Value
Siam Cement PCL (The) Foreign	2,800	$43,388
Thai Union Group PCL NVDR	10,400	6,404

		370,884

TOTAL COMMON STOCKS (Cost: $5,732,727)		6,429,303

PREFERRED STOCKS — 0.57%

SOUTH KOREA — 0.57%
Samsung Electronics Co. Ltd. , Preference Shares	24	36,973

		36,973

TOTAL PREFERRED STOCKS (Cost: $20,750)		36,973

RIGHTS — 0.00%
CHINA — 0.00%
Bank of Communications Co. Ltd. (Expires 05/31/17)[a]	32	—

		—

TOTAL RIGHTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 4.62%

MONEY MARKET FUNDS — 4.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	290,017	290,133
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	9,078	9,078

		299,211

TOTAL SHORT-TERM INVESTMENTS (Cost: $299,134)		299,211

TOTAtL INVESTMENTS IN SECURITIES — 104.46% (Cost: $6,052,611)[g]		6,765,487
Other Assets, Less Liabilities — (4.46)%		(288,983)

NET ASSETS — 100.00%		$6,476,504

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.

186

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

April 30, 2017

[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $6,201,372. Net unrealized appreciation was $564,115, of which $929,831 represented gross unrealized appreciation on securities and $365,716 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2		Level 3		Total
Investments:
Assets:
Common stocks	$6,416,343	$12,960		$0	[a]	$6,429,303
Preferred stocks	36,973	—		—		36,973
Rights	—	0	[a]	—		0	[a]
Money market funds	299,211	—		—		299,211

Total	$6,752,527	$12,960		$0	[a]	$6,765,487

[a]	Rounds to less than $1.

187

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.07%

EXCHANGE-TRADED FUNDS — 100.07%
iShares Edge MSCI Min Vol EAFE ETF[a]	269,766	$18,144,461

		18,144,461

TOTAL INVESTMENT COMPANIES (Cost: $17,065,169)		18,144,461

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[b,c]	8,447	8,447

		8,447

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,447)		8,447

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 100.12% (Cost: $17,073,616)[d]	$18,152,908
Other Assets, Less Liabilities — (0.12)%	(21,146)

NET ASSETS — 100.00%	$18,131,762

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $17,080,972. Net unrealized appreciation was $1,071,936, of which $1,079,292 represented gross unrealized appreciation on securities and $7,356 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2a(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Edge MSCI Min Vol EAFE ETF	130,899	193,591	(54,724)	269,766	$18,144,461	$—	$35,974

188

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

April 30, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of April 30, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	1,026,000	USD	765,786	MS	05/08/2017	$2,395
DKK	6,374,000	USD	932,707	MS	05/08/2017	1,053
EUR	2,447,000	USD	2,663,866	MS	05/08/2017	2,297
GBP	2,350,000	USD	3,027,601	MS	05/08/2017	16,554
HKD	11,788,000	USD	1,515,102	MS	05/08/2017	550
ILS	1,435,000	USD	393,804	MS	05/08/2017	2,465
SEK	22,000	USD	2,465	MS	05/08/2017	19
SGD	996,000	USD	712,920	MS	05/08/2017	7
USD	786,155	AUD	1,026,000	MS	05/08/2017	17,974
USD	1,518,020	HKD	11,788,000	MS	05/08/2017	2,369
USD	5,235,088	JPY	582,233,000	MS	05/08/2017	10,933
USD	25,745	NOK	220,000	MS	05/08/2017	120
USD	98,121	NZD	140,000	MS	05/08/2017	2,011
USD	713,980	SGD	996,000	MS	05/08/2017	1,053
AUD	19,000	USD	14,200	MS	06/07/2017	18
DKK	1,000	USD	147	MS	06/07/2017	—
GBP	27,000	USD	34,967	MS	06/07/2017	37
ILS	16,000	USD	4,422	MS	06/07/2017	1
SGD	11,000	USD	7,874	MS	06/07/2017	2
USD	2,482,144	CHF	2,463,000	MS	06/07/2017	1,544
USD	2,182	EUR	2,000	MS	06/07/2017	—
USD	9,402	ILS	34,000	MS	06/07/2017	5
USD	5,158,876	JPY	574,183,000	MS	06/07/2017	1,098
USD	25,762	NOK	221,000	MS	06/07/2017	12
USD	95,460	NZD	139,000	MS	06/07/2017	110
USD	289,257	SEK	2,554,000	MS	06/07/2017	400

						63,027

CHF	2,451,000	USD	2,465,807	MS	05/08/2017	(1,765)
JPY	582,233,000	USD	5,225,801	MS	05/08/2017	(1,646)
NOK	223,000	USD	25,987	MS	05/08/2017	(13)
NZD	140,000	USD	96,234	MS	05/08/2017	(125)
SEK	2,550,000	USD	288,383	MS	05/08/2017	(411)
USD	2,462,122	CHF	2,451,000	MS	05/08/2017	(1,919)
USD	920,423	DKK	6,374,000	MS	05/08/2017	(13,338)
USD	2,627,936	EUR	2,447,000	MS	05/08/2017	(38,227)
USD	2,930,327	GBP	2,350,000	MS	05/08/2017	(113,827)
USD	396,071	ILS	1,435,000	MS	05/08/2017	(198)
USD	349	NOK	3,000	MS	05/08/2017	—
USD	288,869	SEK	2,572,000	MS	05/08/2017	(1,587)
USD	765,363	AUD	1,026,000	MS	06/07/2017	(2,410)
USD	28,186	CHF	28,000	MS	06/07/2017	(14)
USD	970,657	DKK	6,623,000	MS	06/07/2017	(1,040)
USD	2,734,114	EUR	2,508,000	MS	06/07/2017	(2,466)
USD	3,009,864	GBP	2,334,000	MS	06/07/2017	(16,007)
USD	1,536,483	HKD	11,947,000	MS	06/07/2017	(552)
USD	391,984	ILS	1,427,000	MS	06/07/2017	(2,439)
USD	12,890	JPY	1,435,000	MS	06/07/2017	—
USD	2,057	NZD	3,000	MS	06/07/2017	(1)
USD	226	SEK	2,000	MS	06/07/2017	—
USD	710,244	SGD	992,000	MS	06/07/2017	(31)

						(198,016)

				Net unrealized depreciation		$(134,989)

189

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

April 30, 2017

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$18,144,461	$—	$—	$18,144,461
Money market funds	8,447	—	—	8,447

Total	$18,152,908	$—	$—	$18,152,908

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$63,027	$—	$63,027
Liabilities:
Forward currency contracts	—	(198,016)	—	(198,016)

Total	$—	$(134,989)	$—	$(134,989)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

190

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.16%

AUSTRALIA — 4.11%
AGL Energy Ltd.	1,887,024	$37,763,991
Commonwealth Bank of Australia	158,566	10,364,202
CSL Ltd.	112,255	11,127,556
Newcrest Mining Ltd.	577,134	9,132,857
Scentre Group	3,608,404	11,630,725
Sonic Healthcare Ltd.	1,525,478	25,200,898
Stockland	1,665,312	6,040,205
Telstra Corp. Ltd.	18,028,449	56,896,449
Transurban Group	2,445,879	22,315,630
Vicinity Centres	5,310,311	11,437,386
Wesfarmers Ltd.	1,412,365	45,418,183
Westfield Corp.	2,204,203	14,967,587

		262,295,669
BELGIUM — 2.06%
Ageas	165,752	6,786,635
Colruyt SA	625,106	32,092,028
Groupe Bruxelles Lambert SA	194,916	18,680,451
KBC Group NV	62,169	4,487,084
Proximus SADP	1,352,841	41,374,145
UCB SA	360,575	28,097,895

		131,518,238
DENMARK — 5.35%
Chr Hansen Holding A/S	465,914	31,393,836
Coloplast A/S Class B	351,601	30,090,308
Danske Bank A/S	2,638,751	95,816,898
DONG Energy A/Sa	1,441,747	56,784,963
DSV A/S	633,634	35,291,571
ISS A/S	786,634	32,618,049
TDC A/S	2,635,026	14,140,048
Tryg A/S	956,424	18,344,834
William Demant Holding A/Sb	1,178,861	26,978,239

		341,458,746
FINLAND — 1.41%
Elisa OYJ	590,298	20,100,508
Neste OYJ	267,433	10,917,879
Orion OYJ Class B	338,061	19,382,121
Sampo OYJ Class A	821,860	39,369,478

		89,769,986
FRANCE — 5.24%
Aeroports de Paris	262,688	35,027,317
Air Liquide SA	136,764	16,471,561

Security	Shares	Value
Atos SE	67,785	$8,879,880
Danone SA	337,050	23,556,019
Dassault Systemes SE	332,545	29,668,885
Essilor International SA	81,493	10,555,835
Hermes International	26,096	12,480,849
Iliad SA	46,526	11,293,112
L’Oreal SA	187,659	37,365,621
Sanofi	342,154	32,269,892
SCOR SE	500,175	19,782,249
SEB SA	68,736	11,077,808
SES SA	557,684	12,191,344
Sodexo SA	222,577	28,285,183
Thales SA	330,473	34,734,507
Vivendi SA	549,929	10,907,963

		334,548,025
GERMANY — 4.13%
adidas AG	19,804	3,965,907
Beiersdorf AG	302,263	30,064,490
Fresenius Medical Care AG & Co. KGaA	463,217	41,085,013
Fresenius SE & Co. KGaA	174,708	14,156,371
Henkel AG & Co. KGaA	273,990	31,969,418
MAN SE	342,446	35,963,102
Merck KGaA	153,387	18,005,914
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	181,213	34,720,540
RTL Group SAb	384,565	29,795,626
SAP SE	204,276	20,480,631
Symrise AG	48,975	3,427,604

		263,634,616
HONG KONG — 8.43%
Cheung Kong Infrastructure Holdings Ltd.	6,212,000	54,432,026
CLP Holdings Ltd.	8,625,000	90,990,254
Hang Seng Bank Ltd.	4,145,500	84,055,435
HK Electric Investments & HK Electric Investments Ltd.[a,c]	25,904,000	22,914,609
HKT Trust & HKT Ltd.	37,089,349	47,449,264
Hong Kong & China Gas Co. Ltd.[c]	21,686,564	43,331,024
Link REIT	2,857,000	20,552,635
MTR Corp. Ltd.	12,988,248	74,814,499
PCCW Ltd.	28,530,000	16,103,619

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

April 30, 2017

Security	Shares	Value
Power Assets Holdings Ltd.	6,468,000	$58,213,705
Yue Yuen Industrial Holdings Ltd.	6,382,000	25,232,432

		538,089,502
IRELAND — 1.24%
Kerry Group PLC Class A	578,216	47,236,207
Paddy Power Betfair PLC	54,789	6,103,471
Ryanair Holdings PLC ADR[b]	280,351	25,772,667

		79,112,345
ISRAEL — 2.17%
Azrieli Group Ltd.	322,074	17,128,046
Bank Hapoalim BM	8,304,521	52,193,619
Bank Leumi Le-Israel BMb	7,910,639	36,540,061
Bezeq The Israeli Telecommunication Corp. Ltd.	6,522,991	10,940,280
Mizrahi Tefahot Bank Ltd.	1,372,041	22,067,885

		138,869,891
ITALY — 0.53%
Snam SpA	7,669,665	33,891,929

		33,891,929
JAPAN — 28.23%
ABC-Mart Inc.	222,000	12,327,801
Ajinomoto Co. Inc.	760,800	14,803,761
ANA Holdings Inc.	10,681,000	32,147,443
Aozora Bank Ltd.	1,910,000	6,956,670
Asahi Group Holdings Ltd.	194,200	7,325,837
Astellas Pharma Inc.	3,138,300	41,329,725
Benesse Holdings Inc.	665,700	20,095,815
Bridgestone Corp.	286,100	11,929,603
Canon Inc.	2,187,300	72,524,094
Chugai Pharmaceutical Co. Ltd.	191,000	6,768,189
Daiichi Sankyo Co. Ltd.	1,141,200	25,317,912
Daito Trust Construction Co. Ltd.	39,500	5,811,429
Daiwa House REIT Investment Corp.	3,805	9,619,171
East Japan Railway Co.	382,000	34,111,671
Eisai Co. Ltd.	237,800	12,484,127
FamilyMart UNY Holdings Co. Ltd.	475,501	26,874,103
Hankyu Hanshin Holdings Inc.	95,900	3,165,982
Japan Airlines Co. Ltd.	1,236,300	39,039,885
Japan Prime Realty Investment Corp.	6,872	25,800,054
Japan Real Estate Investment Corp.	3,812	20,073,957

Security	Shares	Value
Japan Retail Fund Investment Corp.	16,716	$32,661,208
Kajima Corp.	3,812,000	25,887,539
Kao Corp.	476,300	26,269,780
KDDI Corp.	855,900	22,693,213
Keikyu Corp.	3,364,000	38,598,331
Keyence Corp.	8,600	3,456,356
Kirin Holdings Co. Ltd.	951,000	18,479,107
Kyowa Hakko Kirin Co. Ltd.	190,400	3,265,854
Lawson Inc.	475,500	31,566,341
LINE Corp.[b,c]	286,100	9,919,947
McDonald’s Holdings Co. Japan Ltd.[c]	669,500	20,630,955
MEIJI Holdings Co. Ltd.	286,100	24,280,129
Miraca Holdings Inc.	310,000	14,294,429
Mitsubishi Tanabe Pharma Corp.	2,187,300	44,385,688
Mizuho Financial Group Inc.	17,878,800	32,655,635
Nagoya Railroad Co. Ltd.	3,814,000	17,518,328
NH Foods Ltd.	973,000	27,670,315
Nippon Building Fund Inc.	2,861	15,219,996
Nippon Prologis REIT Inc.	14,265	30,162,918
Nippon Telegraph & Telephone Corp.	1,902,000	81,372,908
Nissin Foods Holdings Co. Ltd.	571,400	32,704,154
Nitori Holdings Co. Ltd.	168,700	21,959,603
Nomura Real Estate Master Fund Inc.	30,432	43,872,095
Nomura Research Institute Ltd.	395,160	13,754,560
NTT Data Corp.	191,000	8,858,617
NTT DOCOMO Inc.	2,187,300	52,744,796
Obayashi Corp.	1,521,600	14,755,985
Oracle Corp. Japan	381,200	21,954,822
Oriental Land Co. Ltd./Japan	232,000	13,320,176
Osaka Gas Co. Ltd.	3,812,000	14,270,634
Otsuka Corp.	210,900	11,295,174
Otsuka Holdings Co. Ltd.	1,660,700	76,382,963
Park24 Co. Ltd.	475,500	12,263,950
Recruit Holdings Co. Ltd.	1,396,400	70,527,783
Sankyo Co. Ltd.	476,300	16,600,211
Santen Pharmaceutical Co. Ltd.	760,800	10,695,017
Secom Co. Ltd.	381,200	27,652,132
Seven & I Holdings Co. Ltd.	95,900	4,052,113
Shimamura Co. Ltd.	69,500	9,514,398
Shionogi & Co. Ltd.	286,100	14,714,374
Suntory Beverage & Food Ltd.	1,046,100	46,782,170

192

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

April 30, 2017

Security	Shares	Value
Taisei Corp.	1,565,000	$11,933,704
Taisho Pharmaceutical Holdings Co. Ltd.	291,300	23,937,454
Takeda Pharmaceutical Co. Ltd.	1,108,300	53,113,291
Terumo Corp.	476,300	17,369,333
Tobu Railway Co. Ltd.	2,497,000	12,656,365
Toho Gas Co. Ltd.	508,000	3,632,152
Tokyo Gas Co. Ltd.	959,000	4,452,162
Toray Industries Inc.	3,445,800	30,482,671
Toyo Suisan Kaisha Ltd.	855,900	32,095,290
Toyota Motor Corp.	193,800	10,492,357
Tsuruha Holdings Inc.	66,400	6,731,138
United Urban Investment Corp.	23,775	35,938,705
USS Co. Ltd.	190,400	3,364,923
West Japan Railway Co.	286,100	19,105,844
Yamada Denki Co. Ltd.	3,043,200	15,970,862
Yamaguchi Financial Group Inc.	959,000	10,616,363
Yamato Holdings Co. Ltd.	1,046,100	22,602,780

		1,802,667,327
NETHERLANDS — 0.21%
Koninklijke Ahold Delhaize NV	175,312	3,631,031
NN Group NV	297,437	9,859,332

		13,490,363
NEW ZEALAND — 0.53%
Auckland International Airport Ltd.	715,153	3,387,820
Contact Energy Ltd.	2,487,283	8,896,827
Mercury NZ Ltd.	1,545,716	3,411,795
Meridian Energy Ltd.	3,345,245	6,361,799
Ryman Healthcare Ltd.	1,271,082	7,531,068
Spark New Zealand Ltd.	1,787,230	4,533,849

		34,123,158
NORWAY — 0.14%
Gjensidige Forsikring ASA	578,216	8,902,900

		8,902,900
SINGAPORE — 3.82%
DBS Group Holdings Ltd.	4,214,400	58,344,881
Oversea-Chinese Banking Corp. Ltd.[c]	7,627,499	53,480,354
SATS Ltd.	862,900	3,142,420
Singapore Airlines Ltd.[c]	5,557,200	40,753,595
Singapore Press Holdings Ltd.[c]	3,554,100	8,823,587
Singapore Telecommunications Ltd.	17,878,800	47,840,532

Security	Shares	Value
StarHub Ltd.[c]	3,831,400	$7,647,997
United Overseas Bank Ltd.[c]	1,521,600	23,732,475

		243,765,841
SPAIN — 0.06%
Endesa SA	149,836	3,530,050

		3,530,050
SWEDEN — 1.58%
Hennes & Mauritz AB Class B	296,409	7,344,280
ICA Gruppen ABc	306,705	10,474,273
L E Lundbergforetagen AB Class B	284,355	20,600,548
Skandinaviska Enskilda Banken AB Class A	422,814	4,870,469
Svenska Handelsbanken AB Class A	793,650	11,266,410
Swedbank AB Class A	397,317	9,418,263
Swedish Match AB	336,079	11,090,288
Telia Co. AB	6,407,203	26,121,429

		101,185,960
SWITZERLAND — 13.67%
Baloise Holding AG Registered	219,698	32,200,450
Barry Callebaut AG Registered	10,461	14,355,041
Chocoladefabriken Lindt & Spruengli AG Registered	361	23,974,795
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	5,706	32,070,993
Givaudan SA Registered	15,589	30,020,707
Kuehne + Nagel International AG Registered	438,500	66,251,846
Nestle SA Registered	1,255,946	96,708,284
Novartis AG Registered	1,207,188	92,832,630
Partners Group Holding AG	49,916	30,161,710
Roche Holding AG	375,359	98,152,542
Schindler Holding AG Registered	26,071	5,175,177
Sonova Holding AG Registered	405,750	59,958,637
Swiss Life Holding AG Registered	100,763	32,776,191
Swiss Prime Site AG Registered	542,181	46,976,856
Swiss Re AG	936,735	81,492,040
Swisscom AG Registered	152,528	66,499,726
Syngenta AG Registered[b]	48,044	22,317,088
Zurich Insurance Group AG	147,823	40,896,533

		872,821,246

193

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

April 30, 2017

Security	Shares	Value
UNITED KINGDOM — 16.25%
Admiral Group PLC	392,297	$10,206,512
AstraZeneca PLC	911,358	54,679,334
British American Tobacco PLC	615,755	41,544,405
BT Group PLC	3,885,934	15,321,081
Compass Group PLC	4,016,073	80,950,463
Diageo PLC	1,703,016	49,496,608
Direct Line Insurance Group PLC	5,946,542	26,865,134
Fresnillo PLC	230,895	4,337,419
GlaxoSmithKline PLC	3,278,433	65,742,815
HSBC Holdings PLC	8,527,818	70,224,170
Imperial Brands PLC	762,910	37,328,893
Kingfisher PLC	8,724,089	38,521,808
Merlin Entertainments PLC[a]	1,454,866	9,514,686
National Grid PLC	5,974,999	77,301,536
Randgold Resources Ltd.	500,697	44,081,199
Reckitt Benckiser Group PLC	927,631	85,340,703
RELX PLC	2,837,924	57,496,685
Royal Mail PLC	7,566,485	39,401,281
Severn Trent PLC	109,282	3,287,168
Smith & Nephew PLC	1,935,092	31,794,765
SSE PLC	2,582,384	46,472,735
Tate & Lyle PLC	2,504,700	24,514,042
TUI AG	1,915,658	27,832,231
Unilever PLC	1,160,852	59,653,562
United Utilities Group PLC	256,081	3,225,252
Vodafone Group PLC	12,490,096	32,164,606

		1,037,299,093

TOTAL COMMON STOCKS (Cost: $6,086,373,047)		6,330,974,885

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.93%

MONEY MARKET FUNDS — 0.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	58,607,815	$58,631,258
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	865,035	865,035

		59,496,293

TOTAL SHORT-TERM INVESTMENTS (Cost: $59,484,907)		59,496,293

TOTAL INVESTMENTS IN SECURITIES — 100.09% (Cost: $6,145,857,954)[g]		6,390,471,178
Other Assets, Less Liabilities — (0.09)%		(5,907,835)

NET ASSETS — 100.00%		$6,384,563,343

ADR — American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $6,269,723,042. Net unrealized appreciation was $120,748,136, of which $468,850,512 represented gross unrealized appreciation on securities and $348,102,376 represented gross unrealized depreciation on securities.

194

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

April 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,330,974,885	$—	$—	$6,330,974,885
Money market funds	59,496,293	—	—	59,496,293

Total	$6,390,471,178	$—	$—	$6,390,471,178

195

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.13%

EXCHANGE-TRADED FUNDS — 100.13%
iShares Edge MSCI Min Vol Europe ETF[a]	154,061	$3,634,299

		3,634,299

TOTAL INVESTMENT COMPANIES (Cost: $3,621,889)		3,634,299

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[b,c]	1,784	1,784

		1,784

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,784)		1,784

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 100.18% (Cost: $3,623,673)[d]	$3,636,083
Other Assets, Less Liabilities — (0.18)%	(6,455)

NET ASSETS — 100.00%	$3,629,628

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $3,636,827. Net unrealized depreciation was $744, of which $12,410 represented gross unrealized appreciation on securities and $13,154 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2a(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Edge MSCI Min Vol Europe ETF	161,311	14,767	(22,017)	154,061	$3,634,299	$44,255	$(65,958)

196

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

April 30, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of April 30, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	663,000	USD	666,030	MS	05/03/2017	$301
DKK	2,073,000	USD	303,270	MS	05/03/2017	337
EUR	2,648,000	USD	2,882,782	MS	05/03/2017	1,683
GBP	1,582,000	USD	2,042,241	MS	05/03/2017	6,765
SEK	22,000	USD	2,464	MS	05/03/2017	19
USD	109,627	NOK	938,000	MS	05/03/2017	380
USD	143,086	SEK	1,267,000	MS	05/03/2017	41
GBP	12,000	USD	15,540	MS	06/07/2017	17
USD	672,185	CHF	667,000	MS	06/07/2017	419
USD	3,274	EUR	3,000	MS	06/07/2017	—
USD	54,788	NOK	470,000	MS	06/07/2017	25
USD	141,005	SEK	1,245,000	MS	06/07/2017	195

						10,182

CHF	663,000	USD	666,812	MS	05/03/2017	(480)
NOK	938,000	USD	109,399	MS	05/03/2017	(152)
SEK	2,512,000	USD	283,849	MS	05/03/2017	(242)
USD	1,331,867	CHF	1,326,000	MS	05/03/2017	(797)
USD	299,275	DKK	2,073,000	MS	05/03/2017	(4,332)
USD	2,863,349	EUR	2,648,000	MS	05/03/2017	(21,116)
USD	2,009,559	GBP	1,582,000	MS	05/03/2017	(39,446)
USD	142,268	SEK	1,267,000	MS	05/03/2017	(778)
NOK	1,000	USD	117	MS	06/07/2017	—
SEK	16,000	USD	1,810	MS	06/07/2017	(1)
USD	7,047	CHF	7,000	MS	06/07/2017	(3)
USD	316,420	DKK	2,159,000	MS	06/07/2017	(338)
USD	1,464,073	EUR	1,343,000	MS	06/07/2017	(1,328)
USD	1,011,025	GBP	784,000	MS	06/07/2017	(5,377)
USD	113	SEK	1,000	MS	06/07/2017	—

						(74,390)

				Net unrealized depreciation		$(64,208)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

197

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

April 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$3,634,299	$—	$—	$3,634,299
Money market funds	1,784	—	—	1,784

Total	$3,636,083	$—	$—	$3,636,083

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$10,182	$—	$10,182
Liabilities:
Forward currency contracts	—	(74,390)	—	(74,390)

Total	$—	$(64,208)	$—	$(64,208)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

198

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.88%

AUSTRIA — 0.19%
OMV AG	1,003	$46,173

		46,173
BELGIUM — 4.88%
Ageas	478	19,572
Anheuser-Busch InBev SA/NV	1,141	128,474
Colruyt SA	3,991	204,892
Groupe Bruxelles Lambert SA	3,392	325,084
KBC Group NV	184	13,280
Proximus SADP	9,065	277,236
UCB SA	3,088	240,633

		1,209,171
DENMARK — 8.68%
Chr Hansen Holding A/S	917	61,789
Coloplast A/S Class B	4,731	404,883
Danske Bank A/S	10,072	365,729
DONG Energy A/Sa	8,773	345,535
DSV A/S	4,763	265,285
Genmab A/Sb	63	12,527
ISS A/S	4,496	186,428
Novo Nordisk A/S Class B	2,510	97,647
Pandora A/S	223	24,096
TDC A/S	18,114	97,203
Tryg A/S	6,714	128,779
William Demant Holding A/Sb	7,108	162,667

		2,152,568
FINLAND — 4.29%
Elisa OYJ	7,077	240,982
Neste OYJ	4,774	194,897
Nokia OYJ	6,794	38,841
Orion OYJ Class B	4,195	240,513
Sampo OYJ Class A	7,268	348,159

		1,063,392
FRANCE — 11.19%
Aeroports de Paris	1,499	199,879
Air Liquide SA	1,240	149,343
Atos SE	162	21,222
Danone SA	5,196	363,142
Dassault Systemes SE	902	80,474
Engie SA	1,106	15,597
Essilor International SA	1,515	196,239
Gecina SA	727	103,392

Security	Shares	Value
Hermes International	475	$227,177
Iliad SA	508	123,305
L’Oreal SA	1,915	381,304
Pernod Ricard SA	358	44,774
Sanofi	3,076	290,110
SES SA	3,030	66,238
Societe BIC SA	92	10,339
Sodexo SA	651	82,729
Thales SA	1,569	164,910
Total SA	635	32,617
Vinci SA	504	42,864
Vivendi SA	8,989	178,299

		2,773,954
GERMANY — 9.32%
adidas AG	312	62,480
Allianz SE Registered	223	42,448
Bayer AG Registered	568	70,264
Beiersdorf AG	1,499	149,098
Deutsche Telekom AG Registered	2,852	50,002
Fresenius Medical Care AG & Co. KGaA	3,208	284,533
Fresenius SE & Co. KGaA	2,946	238,711
Henkel AG & Co. KGaA	1,431	166,970
MAN SE	2,103	220,854
Merck KGaA	2,125	249,451
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,640	314,225
RTL Group SAb	2,299	178,124
SAP SE	2,820	282,732

		2,309,892
IRELAND — 2.11%
Kerry Group PLC Class A	4,013	327,834
Paddy Power Betfair PLC	278	30,969
Ryanair Holdings PLC ADR[b]	1,799	165,382

		524,185
ITALY — 1.57%
Snam SpA	80,248	354,612
Terna Rete Elettrica Nazionale SpA	6,807	34,320

		388,932
NETHERLANDS — 2.20%
Koninklijke Ahold Delhaize NV	5,279	109,338
Koninklijke KPN NV	7,408	21,418
NN Group NV	1,052	34,871

199

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

April 30, 2017

Security	Shares	Value
RELX NV	3,786	$73,199
Unilever NV CVA	5,855	306,963

		545,789
NORWAY — 1.48%
Gjensidige Forsikring ASA	6,112	94,108
Marine Harvest ASA	4,287	71,463
Telenor ASA	12,403	200,961

		366,532
PORTUGAL — 0.17%
EDP — Energias de Portugal SA	12,983	42,838

		42,838
SPAIN — 3.57%
Aena SAa	227	40,045
Endesa SA	16,968	399,756
Iberdrola SA	50,379	362,187
Industria de Diseno Textil SA	1,243	47,659
Red Electrica Corp. SA	1,859	36,236

		885,883
SWEDEN — 3.78%
Hennes & Mauritz AB Class B	10,231	253,499
ICA Gruppen AB	2,757	94,154
Investor AB Class B	568	25,973
L E Lundbergforetagen AB Class B	883	63,970
Skandinaviska Enskilda Banken AB Class A	3,990	45,961
Svenska Cellulosa AB SCA Class B	548	18,158
Svenska Handelsbanken AB Class A	6,351	90,157
Swedbank AB Class A	1,684	39,919
Swedish Match AB	684	22,571
Tele2 AB Class B	2,295	23,119
Telia Co. AB	63,835	260,248

		937,729
SWITZERLAND — 18.37%
Actelion Ltd.[b]	126	35,663
Baloise Holding AG Registered	1,188	174,121
Barry Callebaut AG Registered	26	35,678
Chocoladefabriken Lindt & Spruengli AG Registered	1	66,412
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	28	157,376
Givaudan SA Registered	119	229,166
Kuehne + Nagel International AG Registered	2,524	381,345

Security	Shares	Value
Lonza Group AG Registered	256	$52,334
Nestle SA Registered	4,779	367,985
Novartis AG Registered	4,557	350,433
Partners Group Holding AG	31	18,732
Roche Holding AG	1,407	367,916
Schindler Holding AG Participation Certificates	86	17,564
Schindler Holding AG Registered	522	103,619
SGS SA Registered	108	242,917
Sonova Holding AG Registered	2,534	374,455
Swiss Life Holding AG Registered	336	109,294
Swiss Prime Site AG Registered	3,782	327,689
Swiss Re AG	3,521	306,312
Swisscom AG Registered	748	326,116
Syngenta AG Registered[b]	367	170,476
Zurich Insurance Group AG	1,225	338,907

		4,554,510
UNITED KINGDOM — 27.08%
Admiral Group PLC	5,614	146,061
AstraZeneca PLC	6,059	363,526
BAE Systems PLC	10,916	88,549
BP PLC	18,441	105,572
British American Tobacco PLC	5,149	347,398
BT Group PLC	51,367	202,525
Bunzl PLC	886	27,602
Carnival PLC	755	46,553
Centrica PLC	14,579	37,327
Compass Group PLC	18,921	381,383
Diageo PLC	12,163	353,507
Direct Line Insurance Group PLC	33,906	153,180
easyJet PLC	1,644	24,842
GlaxoSmithKline PLC	17,163	344,172
Hammerson PLC	2,365	17,976
HSBC Holdings PLC	41,097	338,422
Imperial Brands PLC	3,925	192,049
Kingfisher PLC	48,496	214,137
Land Securities Group PLC	4,741	67,838
Lloyds Banking Group PLC	64,134	57,418
Marks & Spencer Group PLC	2,627	12,460
Mediclinic International PLC	1,114	11,833
Merlin Entertainments PLC[a]	1,995	13,047
National Grid PLC	28,359	366,894
Next PLC	424	23,615
Randgold Resources Ltd.	2,475	217,898
Reckitt Benckiser Group PLC	3,676	338,187

200

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

April 30, 2017

Security	Shares	Value
RELX PLC	10,751	$217,817
Royal Dutch Shell PLC Class A	3,034	78,603
Royal Mail PLC	30,054	156,501
Severn Trent PLC	4,150	124,831
Shire PLC	401	23,538
Smith & Nephew PLC	12,981	213,286
SSE PLC	15,881	285,795
Tate & Lyle PLC	4,500	44,042
TUI AG	10,219	148,470
Unilever PLC	8,203	421,534
United Utilities Group PLC	14,679	184,877
Vodafone Group PLC	110,851	285,464
Worldpay Group PLC[a]	4,243	16,468
WPP PLC	831	17,771

		6,712,968

TOTAL COMMON STOCKS (Cost: $24,833,453)		24,514,516

PREFERRED STOCKS — 0.23%

GERMANY — 0.23%
Henkel AG & Co. KGaA, Preference Shares	428	58,259

		58,259

TOTAL PREFERRED STOCKS (Cost: $52,097)		58,259

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]	14,020	$14,020

		14,020

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,020)		14,020

TOTAL INVESTMENTS IN SECURITIES — 99.17% (Cost: $24,899,570)[e]		24,586,795
Other Assets, Less Liabilities — 0.83%		205,099

NET ASSETS — 100.00%		$24,791,894

ADR — American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $25,079,105. Net unrealized depreciation was $492,310, of which $1,323,047 represented gross unrealized appreciation on securities and $1,815,357 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$24,514,516	$—	$—	$24,514,516
Preferred stocks	58,259	—	—	58,259
Money market funds	14,020	—	—	14,020

Total	$24,586,795	$—	$—	$24,586,795

201

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.09%

AIR FREIGHT & LOGISTICS — 0.50%
Yamato Holdings Co. Ltd.	7,000	$151,247

		151,247
AIRLINES — 1.89%
ANA Holdings Inc.	100,000	300,978
Japan Airlines Co. Ltd.	8,500	268,413

		569,391
AUTO COMPONENTS — 2.34%
Aisin Seiki Co. Ltd.	2,000	97,784
Bridgestone Corp.	10,500	437,822
Denso Corp.	1,000	43,052
Sumitomo Electric Industries Ltd.	5,500	89,627
Sumitomo Rubber Industries Ltd.	2,000	35,956

		704,241
AUTOMOBILES — 3.48%
Honda Motor Co. Ltd.	6,500	188,463
Isuzu Motors Ltd.	1,500	20,346
Mitsubishi Motors Corp.	4,000	25,585
Nissan Motor Co. Ltd.	27,000	256,388
Subaru Corp.	4,000	151,144
Toyota Motor Corp.	7,500	406,051

		1,047,977
BANKS — 6.46%
Aozora Bank Ltd.	40,000	145,689
Chiba Bank Ltd. (The)	10,000	66,924
Chugoku Bank Ltd. (The)	1,000	14,838
Concordia Financial Group Ltd.	11,000	50,545
Japan Post Bank Co. Ltd.	16,000	199,085
Mebuki Financial Group Inc.	19,000	74,486
Mitsubishi UFJ Financial Group Inc.	37,000	235,403
Mizuho Financial Group Inc.	203,000	370,780
Resona Holdings Inc.	39,000	216,849
Sumitomo Mitsui Financial Group Inc.	7,500	277,474
Suruga Bank Ltd.	6,000	125,361
Yamaguchi Financial Group Inc.	15,000	166,054

		1,943,488
BEVERAGES — 3.54%
Asahi Group Holdings Ltd.	7,500	282,924
Kirin Holdings Co. Ltd.	19,500	378,909
Suntory Beverage & Food Ltd.	9,000	402,485

		1,064,318

Security	Shares	Value
BUILDING PRODUCTS — 0.22%
Asahi Glass Co. Ltd.	2,000	$17,332
Daikin Industries Ltd.	500	48,556

		65,888
CAPITAL MARKETS — 0.07%
Japan Exchange Group Inc.	1,500	21,006

		21,006
CHEMICALS — 2.93%
Asahi Kasei Corp.	10,000	95,317
Kuraray Co. Ltd.	5,000	80,650
Nissan Chemical Industries Ltd.	1,000	30,995
Shin-Etsu Chemical Co. Ltd.	4,500	390,939
Toray Industries Inc.	32,000	283,082

		880,983
COMMERCIAL SERVICES & SUPPLIES — 2.59%
Dai Nippon Printing Co. Ltd.	8,000	88,993
Park24 Co. Ltd.	5,500	141,854
Secom Co. Ltd.	5,500	398,968
Toppan Printing Co. Ltd.	15,000	150,848

		780,663
CONSTRUCTION & ENGINEERING — 1.81%
Kajima Corp.	30,000	203,732
Obayashi Corp.	14,500	140,616
Shimizu Corp.	5,000	47,950
Taisei Corp.	20,000	152,508

		544,806
CONSUMER FINANCE — 0.16%
Acom Co. Ltd.[a]	10,500	46,627

		46,627
DIVERSIFIED CONSUMER SERVICES — 0.70%
Benesse Holdings Inc.	7,000	211,312

		211,312
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.56%
Nippon Telegraph & Telephone Corp.	11,000	470,611

		470,611
ELECTRIC UTILITIES — 2.98%
Chubu Electric Power Co. Inc.	19,500	261,965
Chugoku Electric Power Co. Inc. (The)	16,000	174,397
Hokuriku Electric Power Co.	4,500	41,581

202

Schedule of Investments  (Unaudited) (Continued)

iSHARES®EDGE MSCI MIN VOL JAPAN ETF

April 30, 2017

Security	Shares	Value
Kansai Electric Power Co. Inc. (The)	12,500	$168,991
Kyushu Electric Power Co. Inc.	1,500	16,175
Tohoku Electric Power Co. Inc.	17,500	233,291

		896,400
ELECTRICAL EQUIPMENT — 0.37%
Mitsubishi Electric Corp.	1,500	20,911
Nidec Corp.	1,000	91,684

		112,595
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.02%
Hirose Electric Co. Ltd.	500	67,148
Keyence Corp.	1,000	401,902
Kyocera Corp.	2,000	113,214
Shimadzu Corp.	1,600	27,129

		609,393
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.05%
Daiwa House REIT Investment Corp.	45	113,762
Japan Prime Realty Investment Corp.	40	150,175
Japan Real Estate Investment Corp.	30	157,980
Japan Retail Fund Investment Corp.	150	293,083
Nippon Building Fund Inc.	20	106,396
Nippon Prologis REIT Inc.	80	169,158
Nomura Real Estate Master Fund Inc.	215	309,953
United Urban Investment Corp.	145	219,184

		1,519,691
FOOD & STAPLES RETAILING — 2.43%
Aeon Co. Ltd.	6,500	96,418
FamilyMart UNY Holdings Co. Ltd.	2,500	141,294
Lawson Inc.	3,000	199,157
Seven & I Holdings Co. Ltd.	6,500	274,648
Tsuruha Holdings Inc.	200	20,274

		731,791
FOOD PRODUCTS — 4.24%
Ajinomoto Co. Inc.	8,500	165,394
Calbee Inc.	500	17,449
MEIJI Holdings Co. Ltd.	2,100	178,218
NH Foods Ltd.	10,000	284,381
Nisshin Seifun Group Inc.	7,500	114,986
Nissin Foods Holdings Co. Ltd.	4,000	228,941
Toyo Suisan Kaisha Ltd.	6,000	224,993
Yamazaki Baking Co. Ltd.	3,000	63,219

		1,277,581

Security	Shares	Value
GAS UTILITIES — 2.67%
Osaka Gas Co. Ltd.	95,000	$355,643
Toho Gas Co. Ltd.	30,000	214,497
Tokyo Gas Co. Ltd.	50,000	232,125

		802,265
HEALTH CARE EQUIPMENT & SUPPLIES — 1.08%
Hoya Corp.	3,500	167,166
Sysmex Corp.	200	12,165
Terumo Corp.	4,000	145,869

		325,200
HEALTH CARE PROVIDERS & SERVICES — 0.98%
Alfresa Holdings Corp.	4,000	72,163
Medipal Holdings Corp.	5,500	90,984
Miraca Holdings Inc.	2,500	115,278
Suzuken Co. Ltd./Aichi Japan	500	16,529

		294,954
HEALTH CARE TECHNOLOGY — 0.17%
M3 Inc.	2,000	51,117

		51,117
HOTELS, RESTAURANTS & LEISURE — 2.14%
McDonald’s Holdings Co. Japan Ltd.	12,500	385,193
Oriental Land Co. Ltd./Japan	4,500	258,366

		643,559
HOUSEHOLD DURABLES — 2.12%
Nikon Corp.	10,500	149,771
Panasonic Corp.	2,500	29,840
Rinnai Corp.	1,000	83,072
Sekisui Chemical Co. Ltd.	8,500	142,594
Sekisui House Ltd.	11,000	182,511
Sony Corp.	1,500	50,583

		638,371
HOUSEHOLD PRODUCTS — 0.08%
Unicharm Corp.	1,000	24,298

		24,298
INSURANCE — 1.83%
Japan Post Holdings Co. Ltd.	14,000	173,446
MS&AD Insurance Group Holdings Inc.	4,000	130,331
Sompo Holdings Inc.	1,000	37,732
Tokio Marine Holdings Inc.	5,000	210,460

		551,969

203

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

April 30, 2017

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 0.09%
Yahoo Japan Corp.	6,000	$25,675

		25,675
IT SERVICES — 2.50%
Fujitsu Ltd.	5,000	31,165
Nomura Research Institute Ltd.	7,780	270,803
NTT Data Corp.	4,500	208,711
Obic Co. Ltd.	1,500	81,008
Otsuka Corp.	3,000	160,671

		752,358
LEISURE PRODUCTS — 1.41%
Bandai Namco Holdings Inc.	3,500	109,738
Sankyo Co. Ltd.	6,000	209,115
Shimano Inc.	500	76,388
Yamaha Corp.	1,000	27,720

		422,961
MACHINERY — 1.22%
FANUC Corp.	300	60,971
Hoshizaki Corp.	1,000	83,341
Komatsu Ltd.	3,000	79,986
Makita Corp.	4,000	142,639

		366,937
MEDIA — 0.19%
Toho Co. Ltd./Tokyo	2,000	57,325

		57,325
MULTILINE RETAIL — 0.15%
Takashimaya Co. Ltd.	5,000	46,021

		46,021
OIL, GAS & CONSUMABLE FUELS — 0.83%
Idemitsu Kosan Co. Ltd.	500	15,991
JXTG Holdings Inc.	51,600	232,887

		248,878
PERSONAL PRODUCTS — 1.37%
Kao Corp.	7,500	413,654

		413,654
PHARMACEUTICALS — 10.21%
Astellas Pharma Inc.	30,000	395,084
Chugai Pharmaceutical Co. Ltd.	4,500	159,460
Daiichi Sankyo Co. Ltd.	11,500	255,131
Eisai Co. Ltd.	2,500	131,246
Hisamitsu Pharmaceutical Co. Inc.	500	25,567
Kyowa Hakko Kirin Co. Ltd.	6,000	102,916

Security	Shares	Value
Mitsubishi Tanabe Pharma Corp.	22,000	$446,434
Otsuka Holdings Co. Ltd.	10,000	459,944
Santen Pharmaceutical Co. Ltd.	8,500	119,490
Shionogi & Co. Ltd.	3,500	180,008
Sumitomo Dainippon Pharma Co. Ltd.	7,000	114,793
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	205,437
Takeda Pharmaceutical Co. Ltd.	10,000	479,232

		3,074,742
PROFESSIONAL SERVICES — 1.85%
Recruit Holdings Co. Ltd.	11,000	555,576

		555,576
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.37%
Daito Trust Construction Co. Ltd.	2,000	294,250
Daiwa House Industry Co. Ltd.	4,000	118,812

		413,062
ROAD & RAIL — 8.35%
Central Japan Railway Co.	1,200	201,148
East Japan Railway Co.	4,500	401,839
Hankyu Hanshin Holdings Inc.	8,000	264,107
Keikyu Corp.	35,000	401,588
Keio Corp.	6,000	48,013
Keisei Electric Railway Co. Ltd.	500	11,891
Kintetsu Group Holdings Co. Ltd.	40,000	146,048
Nagoya Railroad Co. Ltd.	40,000	183,727
Nippon Express Co. Ltd.	25,000	137,257
Odakyu Electric Railway Co. Ltd.	5,500	106,675
Tobu Railway Co. Ltd.	40,000	202,745
Tokyu Corp.	15,000	107,383
West Japan Railway Co.	4,500	300,511

		2,512,932
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.19%
Tokyo Electron Ltd.	500	58,155

		58,155
SOFTWARE — 1.52%
Konami Holdings Corp.	2,000	83,161
LINE Corp.[a]	3,500	121,356
Oracle Corp. Japan	4,000	230,376
Trend Micro Inc./Japan	500	21,979

		456,872

204

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

April 30, 2017

Security	Shares	Value
SPECIALTY RETAIL — 2.94%
ABC-Mart Inc.	3,000	$166,592
Hikari Tsushin Inc.	200	19,198
Nitori Holdings Co. Ltd.	2,200	286,373
Shimamura Co. Ltd.	1,000	136,898
USS Co. Ltd.	5,000	88,364
Yamada Denki Co. Ltd.	35,500	186,306

		883,731
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.64%
Canon Inc.	15,000	497,354
FUJIFILM Holdings Corp.	6,000	222,517
NEC Corp.	25,000	62,124
Ricoh Co. Ltd.	1,500	12,488

		794,483
TOBACCO — 0.77%
Japan Tobacco Inc.	7,000	232,726

		232,726
TRADING COMPANIES & DISTRIBUTORS — 1.76%
ITOCHU Corp.	7,000	98,968
Mitsubishi Corp.	3,000	64,686
Mitsui & Co. Ltd.	16,500	232,838
Sumitomo Corp.	10,000	133,534

		530,026
TRANSPORTATION INFRASTRUCTURE — 0.30%
Kamigumi Co. Ltd.	10,000	90,787

		90,787

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 3.02%
KDDI Corp.	17,000	$450,736
NTT DOCOMO Inc.	19,000	458,168

		908,904

TOTAL COMMON STOCKS (Cost: $29,169,499)		29,827,547

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[b,c]	2,900	2,900

		2,900

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,900)		2,900

TOTAL INVESTMENTS IN SECURITIES — 99.10% (Cost: $29,172,399)[d]		29,830,447
Other Assets, Less Liabilities — 0.90%		270,565

NET ASSETS — 100.00%		$30,101,012

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $30,021,563. Net unrealized depreciation was $191,116, of which $1,573,210 represented gross unrealized appreciation on securities and $1,764,326 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

205

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

April 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$29,827,547	$—	$—	$29,827,547
Money market funds	2,900	—	—	2,900

Total	$29,830,447	$—	$—	$29,830,447

206

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MIN VOL USA ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 1.73%
General Dynamics Corp.	222,322	$43,083,780
Lockheed Martin Corp.	193,575	52,158,784
Northrop Grumman Corp.	180,674	44,438,577
Raytheon Co.	520,201	80,740,397

		220,421,538
AIR FREIGHT & LOGISTICS — 2.05%
CH Robinson Worldwide Inc.	642,321	46,696,737
Expeditors International of Washington Inc.	1,075,532	60,326,590
United Parcel Service Inc. Class B	1,431,811	153,862,410

		260,885,737
BANKS — 0.35%
U.S. Bancorp.	625,349	32,067,897
Wells Fargo & Co.	226,692	12,205,097

		44,272,994
BEVERAGES — 3.61%
Coca-Cola Co. (The)	3,225,561	139,182,957
Constellation Brands Inc. Class A	299,864	51,738,535
Dr Pepper Snapple Group Inc.	884,350	81,050,677
PepsiCo Inc.	1,650,845	187,007,722

		458,979,891
CAPITAL MARKETS — 0.29%
CME Group Inc.	313,549	36,431,258

		36,431,258
CHEMICALS — 1.24%
Ecolab Inc.	321,950	41,560,525
EI du Pont de Nemours & Co.	261,470	20,852,233
Monsanto Co.	248,630	28,992,744
Praxair Inc.	304,512	38,057,910
Sherwin-Williams Co. (The)	54,106	18,108,196
Valspar Corp. (The)	84,970	9,554,027

		157,125,635
COMMERCIAL SERVICES & SUPPLIES — 3.15%
Cintas Corp.	636,981	78,011,063
Republic Services Inc.	2,448,151	154,209,032
Waste Connections Inc.	170,357	15,676,251
Waste Management Inc.	2,098,389	152,720,751

		400,617,097

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.24%
Cisco Systems Inc.	2,832,597	$96,506,580
Motorola Solutions Inc.	708,396	60,900,804

		157,407,384
DISTRIBUTORS — 0.13%
Genuine Parts Co.	179,399	16,508,296

		16,508,296
DIVERSIFIED FINANCIAL SERVICES — 1.19%
Berkshire Hathaway Inc. Class Ba	914,082	151,015,487

		151,015,487
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.85%
AT&T Inc.	4,632,107	183,570,400
Verizon Communications Inc.	3,440,588	157,957,395
Zayo Group Holdings Inc.[a,b]	611,492	21,445,025

		362,972,820
ELECTRIC UTILITIES — 5.39%
American Electric Power Co. Inc.	340,982	23,128,809
Duke Energy Corp.	1,937,698	159,860,085
Eversource Energy	389,960	23,163,624
NextEra Energy Inc.	655,768	87,584,374
PG&E Corp.	1,195,736	80,174,099
Southern Co. (The)	3,075,147	153,142,320
Westar Energy Inc.	704,324	36,645,978
Xcel Energy Inc.	2,716,736	122,388,957

		686,088,246
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.14%
Amphenol Corp. Class A	253,321	18,317,641

		18,317,641
ENERGY EQUIPMENT & SERVICES — 0.19%
Schlumberger Ltd.	326,407	23,693,884

		23,693,884
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.10%
American Tower Corp.[b]	137,750	17,348,235
AvalonBay Communities Inc.	828,212	157,227,766
Boston Properties Inc.	63,901	8,089,867
Camden Property Trust	102,360	8,427,299
Crown Castle International Corp.[b]	1,144,477	108,267,524

207

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

April 30, 2017

Security	Shares	Value
Digital Realty Trust Inc.[b]	274,654	$31,541,265
Equity Residential	1,129,713	72,956,866
Essex Property Trust Inc.	191,884	46,909,881
Extra Space Storage Inc.	112,966	8,532,322
Federal Realty Investment Trust[b]	466,493	61,059,269
Macerich Co. (The)[b]	588,238	36,723,698
National Retail Properties Inc.	140,885	5,948,165
Public Storage	517,835	108,424,292
Realty Income Corp.[b]	1,314,628	76,708,544
Regency Centers Corp.	621,670	39,277,111
SBA Communications Corp.[a,b]	181,778	22,993,099
Simon Property Group Inc.	437,646	72,325,378
UDR Inc.	1,734,603	64,770,076
Ventas Inc.	506,291	32,407,687
Welltower Inc.	710,405	50,751,333

		1,030,689,677
FOOD & STAPLES RETAILING — 1.26%
Costco Wholesale Corp.	247,668	43,966,023
CVS Health Corp.	184,558	15,214,961
Sysco Corp.	690,110	36,486,116
Wal-Mart Stores Inc.	865,698	65,083,176

		160,750,276
FOOD PRODUCTS — 3.35%
Campbell Soup Co.	1,113,350	64,062,159
Conagra Brands Inc.	572,072	22,184,952
General Mills Inc.	2,253,647	129,607,239
Hershey Co. (The)	127,252	13,768,666
Hormel Foods Corp.	652,693	22,896,471
JM Smucker Co. (The)	64,271	8,144,421
Kellogg Co.	1,229,316	87,281,436
McCormick & Co. Inc./MD	783,558	78,277,444

		426,222,788
HEALTH CARE EQUIPMENT & SUPPLIES — 9.86%
Abbott Laboratories	1,626,039	70,960,342
Baxter International Inc.	1,392,271	77,521,649
Becton Dickinson and Co.	956,733	178,880,369
Boston Scientific Corp.[a]	1,988,991	52,469,583
Cooper Companies Inc. (The)	174,157	34,888,872
CR Bard Inc.	527,578	162,219,683
Danaher Corp.	1,077,963	89,826,657
Hologic Inc.[a]	535,345	24,170,827
Intuitive Surgical Inc.[a]	181,573	151,771,423
Medtronic PLC	1,434,419	119,185,875

Security	Shares	Value
ResMed Inc.	293,209	$19,935,280
Stryker Corp.	1,279,836	174,531,235
Varian Medical Systems Inc.[a,b]	856,917	77,756,649
Zimmer Biomet Holdings Inc.	160,906	19,252,403

		1,253,370,847
HEALTH CARE PROVIDERS & SERVICES — 4.55%
Aetna Inc.	598,419	80,828,454
Anthem Inc.	219,208	38,994,911
Cigna Corp.	343,197	53,665,715
Express Scripts Holding Co.[a]	240,582	14,757,300
Henry Schein Inc.[a]	289,136	50,251,837
Humana Inc.	205,318	45,576,490
Laboratory Corp. of America Holdings[a]	432,486	60,612,913
Patterson Companies Inc.	443,531	19,732,694
Quest Diagnostics Inc.	324,888	34,278,933
UnitedHealth Group Inc.	942,745	164,867,245
Universal Health Services Inc. Class B	126,367	15,260,079

		578,826,571
HOTELS, RESTAURANTS & LEISURE — 2.47%
Aramark	832,603	30,406,662
Chipotle Mexican Grill Inc.[a,b]	14,808	7,025,952
Darden Restaurants Inc.	373,841	31,847,515
McDonald’s Corp.	1,314,955	184,001,653
Starbucks Corp.	1,011,974	60,779,158

		314,060,940
HOUSEHOLD PRODUCTS — 4.18%
Church & Dwight Co. Inc.	1,813,957	89,845,290
Clorox Co. (The)	763,776	102,109,214
Colgate-Palmolive Co.	1,398,249	100,729,858
Kimberly-Clark Corp.	605,724	78,592,689
Procter & Gamble Co. (The)	1,834,570	160,212,998

		531,490,049
INDUSTRIAL CONGLOMERATES — 0.60%
3M Co.	391,589	76,684,874

		76,684,874
INSURANCE — 7.65%
Alleghany Corp.[a]	81,661	49,870,373
Allstate Corp. (The)	920,869	74,857,441
Aon PLC	263,602	31,590,064

208

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

April 30, 2017

Security	Shares	Value
Arch Capital Group Ltd.[a]	1,420,689	$137,764,212
Axis Capital Holdings Ltd.	1,040,622	68,576,990
Chubb Ltd.	952,506	130,731,448
Cincinnati Financial Corp.	307,863	22,193,844
Everest Re Group Ltd.	352,659	88,767,797
FNF Group	500,652	20,501,699
Markel Corp.[a,b]	86,076	83,459,289
Marsh & McLennan Companies Inc.	1,028,870	76,270,133
Progressive Corp. (The)	178,431	7,087,279
RenaissanceRe Holdings Ltd.	473,604	67,332,281
Travelers Companies Inc. (The)	519,007	63,142,392
WR Berkley Corp.	743,539	50,545,781

		972,691,023
INTERNET SOFTWARE & SERVICES — 1.57%
Alphabet Inc. Class Aa	69,932	64,653,533
eBay Inc.[a]	1,283,183	42,871,144
Facebook Inc. Class Aa	613,929	92,242,832

		199,767,509
IT SERVICES — 9.51%
Accenture PLC Class A	1,171,753	142,133,639
Automatic Data Processing Inc.	1,826,265	190,826,430
Broadridge Financial Solutions Inc.	933,613	65,296,893
Fidelity National Information Services Inc.	923,452	77,745,424
Fiserv Inc.[a]	1,151,419	137,180,060
Gartner Inc.[a]	722,171	82,392,489
International Business Machines Corp.	572,708	91,799,365
MasterCard Inc. Class A	756,728	88,022,601
Paychex Inc.	2,483,734	147,235,751
Vantiv Inc. Class Aa,b	235,863	14,632,941
Visa Inc. Class A	1,885,219	171,969,677

		1,209,235,270
LIFE SCIENCES TOOLS & SERVICES — 0.71%
Quintiles IMS Holdings Inc.[a,b]	118,625	9,997,715
Thermo Fisher Scientific Inc.	294,416	48,675,797
Waters Corp.[a]	185,932	31,587,988

		90,261,500

Security	Shares	Value
MEDIA — 1.58%
Charter Communications Inc. Class Aa,b	219,210	$75,662,524
Comcast Corp. Class A	2,090,438	81,924,265
Omnicom Group Inc.	212,693	17,466,349
Walt Disney Co. (The)	225,241	26,037,860

		201,090,998
METALS & MINING — 0.74%
Newmont Mining Corp.	2,785,362	94,173,089

		94,173,089
MORTGAGE REAL ESTATE INVESTMENT — 1.76%
AGNC Investment Corp.	3,894,063	82,047,908
Annaly Capital Management Inc.[b]	11,979,677	141,479,985

		223,527,893
MULTI-UTILITIES — 2.56%
Consolidated Edison Inc.	2,006,204	159,051,853
Dominion Resources Inc./VA	1,242,947	96,241,386
WEC Energy Group Inc.	1,153,595	69,815,570

		325,108,809
MULTILINE RETAIL — 0.35%
Target Corp.	805,629	44,994,380

		44,994,380
OIL, GAS & CONSUMABLE FUELS — 1.67%
Chevron Corp.	186,581	19,908,193
Exxon Mobil Corp.	1,817,604	148,407,366
Occidental Petroleum Corp.	715,405	44,026,024

		212,341,583
PHARMACEUTICALS — 4.53%
Allergan PLC	30,291	7,386,763
Eli Lilly & Co.	1,358,019	111,439,039
Johnson & Johnson	1,502,403	185,501,698
Merck & Co. Inc.	1,947,554	121,391,041
Pfizer Inc.	4,423,894	150,058,485

		575,777,026
PROFESSIONAL SERVICES — 0.28%
Equifax Inc.	71,583	9,685,896
Verisk Analytics Inc. Class Aa,b	312,505	25,878,539

		35,564,435

209

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

April 30, 2017

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.37%
Intel Corp.	1,308,976	$47,319,482

		47,319,482
SOFTWARE — 3.62%
Adobe Systems Inc.[a]	538,184	71,976,728
ANSYS Inc.[a]	636,811	70,151,100
Cadence Design Systems Inc.[a]	1,070,014	34,850,356
Intuit Inc.	116,546	14,592,725
Microsoft Corp.	1,183,047	80,991,398
Oracle Corp.	1,292,242	58,099,200
Synopsys Inc.[a]	1,645,905	121,303,198
VMware Inc. Class Aa,b	89,855	8,457,153

		460,421,858
SPECIALTY RETAIL — 3.11%
AutoZone Inc.[a,b]	137,338	95,063,990
Foot Locker Inc.	115,359	8,921,865
Home Depot Inc. (The)	608,985	95,062,559
Lowe’s Companies Inc.	444,873	37,760,820
O’Reilly Automotive Inc.[a]	79,120	19,633,628
Ross Stores Inc.	322,472	20,960,680
TJX Companies Inc. (The)	1,502,897	118,187,820

		395,591,362
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.06%
Apple Inc.	52,742	7,576,388

		7,576,388
TOBACCO — 1.59%
Altria Group Inc.	1,775,544	127,448,548
Philip Morris International Inc.	499,155	55,326,340
Reynolds American Inc.	297,344	19,178,688

		201,953,576

Security	Shares	Value
WATER UTILITIES — 0.25%
American Water Works Co. Inc.	398,943	$31,819,694

		31,819,694

TOTAL COMMON STOCKS (Cost: $11,399,505,934)		12,696,049,805

SHORT-TERM INVESTMENTS — 0.79%

MONEY MARKET FUNDS — 0.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	92,695,830	92,732,909
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]	7,952,728	7,952,728

		100,685,637

TOTAL SHORT-TERM INVESTMENTS (Cost: $100,663,541)		100,685,637

TOTAL INVESTMENTS IN SECURITIES — 100.62% (Cost: $11,500,169,475)[f]		12,796,735,442
Other Assets, Less Liabilities — (0.62)%		(78,644,112)

NET ASSETS — 100.00%		$12,718,091,330

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $11,566,236,930. Net unrealized appreciation was $1,230,498,512, of which $1,463,168,724 represented gross unrealized appreciation on securities and $232,670,212 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

210

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

April 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$12,696,049,805	$—	$—	$12,696,049,805
Money market funds	100,685,637	—	—	100,685,637

Total	$12,796,735,442	$—	$—	$12,796,735,442

211

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.94%

AEROSPACE & DEFENSE — 0.22%
BWX Technologies Inc.	365	$17,947

		17,947
BANKS — 4.20%
Arrow Financial Corp.	311	10,652
Bank of Hawaii Corp.	166	13,526
Blue Hills Bancorp. Inc.	612	11,077
Bryn Mawr Bank Corp.	386	16,559
Capital Bank Financial Corp. Class A	715	29,673
Chemical Financial Corp.	300	14,235
City Holding Co.	265	18,839
Commerce Bancshares Inc./MO	354	19,452
Community Trust Bancorp. Inc.	368	16,542
CU Bancorp.[a]	145	5,405
Financial Institutions Inc.	358	11,993
First Busey Corp.	401	12,010
Heritage Financial Corp./WA	652	17,213
HomeTrust Bancshares Inc.[a]	440	11,000
Investors Bancorp. Inc.	3,332	46,148
National Bank Holdings Corp. Class A	657	20,741
Peoples Bancorp. Inc./OH	215	7,198
Stonegate Bank	323	14,826
TriCo Bancshares	298	10,567
Univest Corp. of Pennsylvania	642	19,453
Westamerica Bancorp.	109	5,997
Wintrust Financial Corp.	162	11,479

		344,585
BUILDING PRODUCTS — 0.80%
CSW Industrials Inc.[a,b]	403	14,266
Lennox International Inc.	225	37,213
Simpson Manufacturing Co. Inc.	346	14,432

		65,911
CAPITAL MARKETS — 1.29%
CBOE Holdings Inc.	1,232	101,529
MarketAxess Holdings Inc.	23	4,428

		105,957
CHEMICALS — 0.36%
AdvanSix Inc.[a]	281	7,660
Balchem Corp.	83	6,736
Innospec Inc.	121	7,986
Scotts Miracle-Gro Co. (The) Class A	72	6,955

		29,337

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 4.73%
ABM Industries Inc.	1,257	$54,290
Clean Harbors Inc.[a]	127	7,380
Copart Inc.[a]	1,590	49,131
Ennis Inc.	641	11,282
Healthcare Services Group Inc.	1,171	53,761
KAR Auction Services Inc.	1,229	53,609
Matthews International Corp. Class A	372	25,501
McGrath RentCorp	308	10,722
Rollins Inc.	917	35,607
SP Plus Corp.[a]	272	9,370
Tetra Tech Inc.	132	5,801
UniFirst Corp./MA	382	53,174
Viad Corp.	412	18,622

		388,250
COMMUNICATIONS EQUIPMENT — 0.75%
ADTRAN Inc.	1,222	24,440
Lumentum Holdings Inc.[a]	487	20,819
NETGEAR Inc.[a]	77	3,630
Ubiquiti Networks Inc.[a,b]	130	6,698
Viavi Solutions Inc.[a]	600	6,000

		61,587
CONSTRUCTION & ENGINEERING — 0.07%
MYR Group Inc.[a]	136	5,747

		5,747
CONTAINERS & PACKAGING — 0.85%
AptarGroup Inc.	268	21,521
Bemis Co. Inc.	423	19,005
Silgan Holdings Inc.	337	20,429
Sonoco Products Co.	169	8,840

		69,795
DISTRIBUTORS — 0.29%
Pool Corp.	201	24,044

		24,044
DIVERSIFIED CONSUMER SERVICES — 0.48%
Bright Horizons Family Solutions Inc.[a]	377	28,697
Carriage Services Inc.	157	4,294
Graham Holdings Co. Class B	10	6,017

		39,008

212

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.30%
ATN International Inc.	287	$19,857
ORBCOMM Inc.[a]	504	4,859

		24,716
ELECTRIC UTILITIES — 3.00%
ALLETE Inc.	492	34,396
El Paso Electric Co.	196	10,113
Great Plains Energy Inc.	1,714	50,717
Hawaiian Electric Industries Inc.	946	31,710
IDACORP Inc.	190	16,059
MGE Energy Inc.	337	21,669
PNM Resources Inc.	479	17,843
Portland General Electric Co.	1,403	63,612

		246,119
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.06%
Badger Meter Inc.	328	13,038
Benchmark Electronics Inc.[a]	695	22,032
ePlus Inc.[a]	224	15,960
Littelfuse Inc.	106	16,340
National Instruments Corp.	564	19,689

		87,059
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.79%
Acadia Realty Trust[b]	840	24,427
Agree Realty Corp.	632	30,639
American Assets Trust Inc.	868	37,176
American Campus Communities Inc.	647	30,661
American Homes 4 Rent Class A	746	17,195
Apple Hospitality REIT Inc.	1,589	29,762
Colony Starwood Homes	861	29,765
Columbia Property Trust Inc.	280	6,300
CoreSite Realty Corp.	297	29,061
CubeSmart	716	18,143
DDR Corp.	264	2,854
Easterly Government Properties Inc.	899	18,088
Education Realty Trust Inc.	1,181	45,787
EPR Properties	71	5,162
Equity Commonwealth[a]	2,104	67,307
Equity Lifestyle Properties Inc.	426	34,468
Four Corners Property Trust Inc.[b]	602	14,045
Getty Realty Corp.	692	17,715
Healthcare Realty Trust Inc.	1,772	58,122

Security	Shares	Value
Healthcare Trust of America Inc. Class A	1,372	$43,753
Hudson Pacific Properties Inc.	332	11,408
Kite Realty Group Trust	454	9,243
Life Storage Inc.	268	21,009
LTC Properties Inc.	963	46,070
MGM Growth Properties LLC Class A	1,308	37,435
National Health Investors Inc.[b]	108	7,902
New York REIT Inc.	3,688	35,184
Omega Healthcare Investors Inc.[b]	1,105	36,465
Physicians Realty Trust	994	19,522
Piedmont Office Realty Trust Inc. Class A	474	10,357
PS Business Parks Inc.	121	14,706
Retail Opportunity Investments Corp.	1,006	20,724
Retail Properties of America Inc. Class A	1,420	18,943
Senior Housing Properties Trust	753	16,205
Seritage Growth Properties Class Ab	78	3,237
Silver Bay Realty Trust Corp.	332	7,115
Spirit Realty Capital Inc.	2,402	22,627
STORE Capital Corp.	1,142	27,397
Sun Communities Inc.	743	62,122
Tanger Factory Outlet Centers Inc.	1,162	36,243
Taubman Centers Inc.	337	21,079
Urstadt Biddle Properties Inc. Class A	28	551
Weingarten Realty Investors	112	3,670

		1,049,644
FOOD & STAPLES RETAILING — 0.72%
Casey’s General Stores Inc.	482	54,017
Village Super Market Inc. Class A	197	5,199

		59,216
FOOD PRODUCTS — 5.81%
B&G Foods Inc.	602	25,284
Calavo Growers Inc.	85	5,576
Dean Foods Co.	1,308	25,820
Fresh Del Monte Produce Inc.	654	40,090
J&J Snack Foods Corp.	378	50,871
Lancaster Colony Corp.	484	60,936
Omega Protein Corp.	197	3,970
Pinnacle Foods Inc.	1,610	93,621
Post Holdings Inc.[a]	185	15,575
Sanderson Farms Inc.	296	34,271
Snyder’s-Lance Inc.	1,422	50,140
Tootsie Roll Industries Inc.	290	10,831
TreeHouse Foods Inc.[a]	680	59,568

		476,553

213

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
GAS UTILITIES — 2.78%
Chesapeake Utilities Corp.	193	$14,147
New Jersey Resources Corp.	382	15,414
Northwest Natural Gas Co.	676	40,290
South Jersey Industries Inc.	822	30,841
Southwest Gas Holdings Inc.	419	35,095
Spire Inc.	891	61,078
WGL Holdings Inc.	382	31,500

		228,365
HEALTH CARE EQUIPMENT & SUPPLIES — 5.76%
Abaxis Inc.	194	8,736
Alere Inc.[a]	232	11,407
Analogic Corp.	316	22,705
AngioDynamics Inc.[a]	847	13,145
Anika Therapeutics Inc.[a]	125	5,766
Atrion Corp.	37	19,133
Cantel Medical Corp.	210	15,626
CONMED Corp.	281	13,814
Exactech Inc.[a]	254	7,531
Glaukos Corp.[a]	128	6,084
Globus Medical Inc. Class Aa,b	337	10,221
Haemonetics Corp.[a]	688	28,813
Hill-Rom Holdings Inc.	570	43,115
ICU Medical Inc.[a]	61	9,382
Inogen Inc.[a]	60	4,973
Integra LifeSciences Holdings Corp.[a]	1,510	69,415
LivaNova PLC[a]	210	11,067
Masimo Corp.[a]	279	28,665
Meridian Bioscience Inc.	981	14,519
Merit Medical Systems Inc.[a]	500	16,850
Neogen Corp.[a]	102	6,358
NuVasive Inc.[a]	253	18,345
Orthofix International NVa	395	15,622
Penumbra Inc.[a]	95	8,118
STERIS PLC	598	44,132
Surmodics Inc.[a]	338	7,723
West Pharmaceutical Services Inc.	127	11,688

		472,953
HEALTH CARE PROVIDERS & SERVICES — 4.13%
Almost Family Inc.[a]	292	14,498
Amedisys Inc.[a]	217	11,761
Chemed Corp.	244	49,137

Security	Shares	Value
Ensign Group Inc. (The)	193	$3,464
HealthSouth Corp.	93	4,362
LHC Group Inc.[a]	368	19,909
LifePoint Health Inc.[a]	209	12,989
Magellan Health Inc.[a]	203	13,966
National Healthcare Corp.	251	18,680
Owens & Minor Inc.	1,546	53,569
Premier Inc.[a]	1,138	38,464
Providence Service Corp. (The)[a]	103	4,532
Tivity Health Inc.[a]	308	10,349
U.S. Physical Therapy Inc.	318	20,861
VCA Inc.[a]	434	39,741
WellCare Health Plans Inc.[a]	149	22,858

		339,140
HEALTH CARE TECHNOLOGY — 0.25%
Quality Systems Inc.[a]	306	4,364
Vocera Communications Inc.[a]	631	16,002

		20,366
HOTELS, RESTAURANTS & LEISURE — 6.94%
Biglari Holdings Inc.[a]	9	3,840
BJ’s Restaurants Inc.[a]	180	8,118
Bloomin’ Brands Inc.	495	10,736
Bob Evans Farms Inc./DE	168	11,212
Brinker International Inc.	374	16,527
Buffalo Wild Wings Inc.[a]	47	7,405
Cheesecake Factory Inc. (The)	1,136	72,886
Churchill Downs Inc.	191	31,859
Chuy’s Holdings Inc.[a]	213	6,347
Cracker Barrel Old Country Store Inc.	351	56,227
Denny’s Corp.[a]	1,140	14,478
DineEquity Inc.	136	7,689
Dunkin’ Brands Group Inc.	694	38,767
Habit Restaurants Inc. (The)[a]	333	6,294
Jack in the Box Inc.	266	27,124
Panera Bread Co. Class Aa	401	125,385
Papa John’s International Inc.	179	14,152
Red Rock Resorts Inc. Class A	834	19,499
Six Flags Entertainment Corp.	277	17,343
Texas Roadhouse Inc.	602	28,222
Vail Resorts Inc.	206	40,718
Wendy’s Co. (The)	325	4,790

		569,618

214

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
HOUSEHOLD DURABLES — 0.64%
NVR Inc.[a]	25	$52,781

		52,781
HOUSEHOLD PRODUCTS — 0.58%
Central Garden & Pet Co.[a]	259	9,790
WD-40 Co.	359	37,641

		47,431
INDUSTRIAL CONGLOMERATES — 0.13%
Carlisle Companies Inc.	108	10,950

		10,950
INSURANCE — 6.09%
Allied World Assurance Co. Holdings AG	163	8,654
American Financial Group Inc./OH	290	28,220
AMERISAFE Inc.	121	6,964
Argo Group International Holdings Ltd.	414	27,303
Aspen Insurance Holdings Ltd.	480	25,128
Baldwin & Lyons Inc. Class B	232	5,684
Brown & Brown Inc.	607	26,040
Erie Indemnity Co. Class A	201	24,888
First American Financial Corp.	668	28,998
Hanover Insurance Group Inc. (The)	360	31,777
Infinity Property & Casualty Corp.	279	27,691
Navigators Group Inc. (The)	336	18,161
OneBeacon Insurance Group Ltd. Class A	511	8,151
ProAssurance Corp.	656	40,606
Safety Insurance Group Inc.	200	14,480
Validus Holdings Ltd.	1,723	95,247
White Mountains Insurance Group Ltd.	95	81,599

		499,591
INTERNET & DIRECT MARKETING RETAIL — 0.15%
PetMed Express Inc.	528	12,197

		12,197
INTERNET SOFTWARE & SERVICES — 0.64%
CommerceHub Inc. Series Aa	348	5,568
IAC/InterActiveCorp[a]	85	7,056
j2 Global Inc.	54	4,873
Match Group Inc.[a,b]	228	4,248
NIC Inc.	816	17,421
WebMD Health Corp.[a]	152	8,243
XO Group Inc.[a]	272	4,774

		52,183

Security	Shares	Value
IT SERVICES — 5.75%
Black Knight Financial Services Inc. Class Aa,b	578	$23,929
Blackhawk Network Holdings Inc.[a]	165	6,674
Booz Allen Hamilton Holding Corp.	1,299	46,673
CACI International Inc. Class Aa	33	3,894
Cardtronics PLC Class Aa	82	3,410
Cass Information Systems Inc.	144	9,572
Convergys Corp.	635	14,294
CoreLogic Inc./U.S.[a]	590	25,217
CSG Systems International Inc.	490	18,380
CSRA Inc.	731	21,257
DST Systems Inc.	69	8,495
Euronet Worldwide Inc.[a]	297	24,538
ExlService Holdings Inc.[a]	849	40,506
Forrester Research Inc.	233	9,448
Jack Henry & Associates Inc.	1,316	127,547
Leidos Holdings Inc.	449	23,644
ManTech International Corp./VA Class A	523	18,567
Science Applications International Corp.	53	3,868
Sykes Enterprises Inc.[a]	973	29,005
TeleTech Holdings Inc.	413	12,906

		471,824
LEISURE PRODUCTS — 0.21%
American Outdoor Brands Corp.[a,b]	236	5,227
Callaway Golf Co.	635	7,525
Sturm Ruger & Co. Inc.[b]	77	4,655

		17,407
LIFE SCIENCES TOOLS & SERVICES — 3.12%
Bio-Rad Laboratories Inc. Class Aa	348	75,954
Bio-Techne Corp.	518	55,467
Charles River Laboratories International Inc.[a]	431	38,661
Luminex Corp.	686	12,917
PAREXEL International Corp.[a]	252	16,085
PerkinElmer Inc.	458	27,210
PRA Health Sciences Inc.[a]	311	19,892
VWR Corp.[a]	341	9,637

		255,823
MACHINERY — 1.14%
ESCO Technologies Inc.	529	31,131
Tennant Co.	76	5,567
Toro Co. (The)	876	56,870

		93,568

215

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
MEDIA — 1.97%
Cable One Inc.	105	$71,595
Liberty Media Corp.-Liberty Braves Class Ca	752	18,439
Madison Square Garden Co. (The)[a]	186	37,529
Regal Entertainment Group Class A	227	5,010
Scholastic Corp.	669	28,921

		161,494
METALS & MINING — 1.38%
Coeur Mining Inc.[a]	809	7,330
Compass Minerals International Inc.	54	3,564
Hecla Mining Co.	2,785	15,178
Kaiser Aluminum Corp.	153	12,915
McEwen Mining Inc.[b]	5,735	17,434
Royal Gold Inc.	737	52,091
Stillwater Mining Co.[a]	275	4,944

		113,456
MORTGAGE REAL ESTATE INVESTMENT — 5.08%
Anworth Mortgage Asset Corp.	1,991	11,667
Apollo Commercial Real Estate Finance Inc.	2,193	42,303
ARMOUR Residential REIT Inc.	929	22,361
Blackstone Mortgage Trust Inc. Class A	1,413	43,633
Capstead Mortgage Corp.	2,387	26,591
Chimera Investment Corp.	553	11,259
CYS Investments Inc.	2,822	24,072
Dynex Capital Inc.	1,141	7,896
MFA Financial Inc.	9,354	77,732
MTGE Investment Corp.	1,081	19,458
PennyMac Mortgage Investment Trust[c]	333	5,954
Starwood Property Trust Inc.	1,981	44,949
Two Harbors Investment Corp.	7,924	79,161

		417,036
MULTI-UTILITIES — 1.45%
Avista Corp.	558	22,510
Black Hills Corp.	144	9,795
NorthWestern Corp.	623	37,243
Unitil Corp.	326	15,788
Vectren Corp.	558	33,156

		118,492
MULTILINE RETAIL — 0.08%
Big Lots Inc.	120	6,059

		6,059

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.06%
PDC Energy Inc.[a]	91	$5,026

		5,026
PERSONAL PRODUCTS — 0.13%
Medifast Inc.	230	10,654

		10,654
PHARMACEUTICALS — 0.25%
Intersect ENT Inc.[a]	322	6,118
Medicines Co. (The)[a,b]	110	5,425
Prestige Brands Holdings Inc.[a]	150	8,612

		20,155
PROFESSIONAL SERVICES — 0.78%
Advisory Board Co. (The)[a]	354	18,089
CBIZ Inc.[a]	1,294	20,381
Exponent Inc.	150	9,173
ICF International Inc.[a]	248	10,949
Insperity Inc.	60	5,481

		64,073
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.11%
RMR Group Inc. (The) Class A	173	9,126

		9,126
ROAD & RAIL — 1.43%
Heartland Express Inc.	1,157	23,279
Landstar System Inc.	768	65,626
Old Dominion Freight Line Inc.	189	16,730
Werner Enterprises Inc.	438	11,957

		117,592
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.24%
Cabot Microelectronics Corp.	295	23,113
Cohu Inc.	578	10,826
MKS Instruments Inc.	289	22,614
Rudolph Technologies Inc.[a]	625	15,313
Versum Materials Inc.	934	29,907

		101,773
SOFTWARE — 1.80%
Aspen Technology Inc.[a]	379	23,305
CommVault Systems Inc.[a]	103	5,196
Progress Software Corp.	1,110	32,989
QAD Inc. Class A	163	4,923
Take-Two Interactive Software Inc.[a]	788	49,526

216

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Tyler Technologies Inc.[a]	153	$25,029
Ultimate Software Group Inc. (The)[a]	34	6,891

		147,859
SPECIALTY RETAIL — 1.69%
American Eagle Outfitters Inc.	388	5,467
Children’s Place Inc. (The)	277	31,800
CST Brands Inc.	143	6,905
DSW Inc. Class A	791	16,310
Finish Line Inc. (The) Class A	216	3,415
Five Below Inc.[a]	96	4,715
Francesca’s Holdings Corp.[a]	234	3,692
Monro Muffler Brake Inc.	203	10,526
Murphy USA Inc.[a]	338	23,515
Sally Beauty Holdings Inc.[a]	445	8,464
Williams-Sonoma Inc.	302	16,323
Winmark Corp.	59	7,617

		138,749
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.06%
Electronics For Imaging Inc.[a]	114	5,219

		5,219
TEXTILES, APPAREL & LUXURY GOODS — 0.22%
Carter’s Inc.	151	13,898
Steven Madden Ltd.[a]	106	4,033

		17,931
THRIFTS & MORTGAGE FINANCE — 2.86%
Beneficial Bancorp. Inc.	1,919	30,704
Capitol Federal Financial Inc.	3,165	46,304
HomeStreet Inc.[a]	180	4,680
Kearny Financial Corp./MD	2,241	32,719
Meridian Bancorp. Inc.	1,286	22,569
Northfield Bancorp. Inc.	1,102	20,255
Northwest Bancshares Inc.	2,437	39,333
OceanFirst Financial Corp.	352	9,733
Oritani Financial Corp.	975	16,526
Waterstone Financial Inc.	600	11,400

		234,223
TOBACCO — 0.75%
Universal Corp./VA	360	26,442
Vector Group Ltd.	1,604	34,839

		61,281

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.57%
Kaman Corp.	620	$29,766
MSC Industrial Direct Co. Inc. Class A	518	46,376
SiteOne Landscape Supply Inc.[a]	844	40,352
Watsco Inc.	91	12,631

		129,125
WATER UTILITIES — 0.82%
American States Water Co.	259	11,531
Aqua America Inc.	1,505	49,800
Connecticut Water Service Inc.	107	5,743

		67,074
WIRELESS TELECOMMUNICATION SERVICES — 0.18%
Boingo Wireless Inc.[a]	749	10,703
Spok Holdings Inc.	214	3,841

		14,544

TOTAL COMMON STOCKS
(Cost: $7,708,860)		8,200,613

SHORT-TERM INVESTMENTS — 2.04%

MONEY MARKET FUNDS — 2.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	149,342	149,402
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	18,124	18,124

		167,526

TOTAL SHORT-TERM INVESTMENTS
(Cost: $167,526)		167,526

TOTAL INVESTMENTS IN SECURITIES — 101.98% (Cost: $7,876,386)g		8,368,139
Other Assets, Less Liabilities — (1.98)%		(162,375)

NET ASSETS — 100.00%		$8,205,764

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.

217

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

April 30, 2017

[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $7,876,386. Net unrealized appreciation was $491,753, of which $596,966 represented gross unrealized appreciation on securities and $105,213 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2a(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Mortgage Investment Trust	—	495	(162)	333	$5,954	$353	$72

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$8,200,613	$—	$—	$8,200,613
Money market funds	167,526	—	—	167,526

Total	$8,368,139	$—	$—	$8,368,139

218

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 97.75%

AUSTRALIA — 2.54%
Aristocrat Leisure Ltd.	3,089	$45,371
Bendigo & Adelaide Bank Ltd.	3,328	30,663
Cochlear Ltd.	450	47,074
Dexus Property Group	8,674	66,166
Fortescue Metals Group Ltd.	11,776	46,763
Goodman Group	8,272	50,170
GPT Group (The)	15,026	58,995
Mirvac Group	18,930	32,136
Sonic Healthcare Ltd.	2,594	42,853
Treasury Wine Estates Ltd.	4,962	44,530
Westfield Corp.	10,131	68,794

		533,515
BELGIUM — 0.50%
Ageas	1,027	42,050
Colruyt SA	434	22,281
Umicore SA	706	41,323

		105,654
BRAZIL — 0.70%
AES Tiete Energia SA	3,200	13,495
Centrais Eletricas Brasileiras SAa	4,800	27,100
EDP — Energias do Brasil SA	3,200	13,425
Itausa-Investimentos Itau SAa	382	1,176
Porto Seguro SA	1,600	14,366
Raia Drogasil SA	3,200	67,475
Sul America SA	1,851	9,715

		146,752
CANADA — 2.24%
CCL Industries Inc. Class B	160	36,978
Constellation Software Inc./Canada	128	58,447
Dollarama Inc.	672	58,732
Magna International Inc. Class A	2,194	91,495
Metro Inc.	1,794	61,379
Silver Wheaton Corp.	2,928	58,333
Teck Resources Ltd. Class B	3,728	77,216
Veresen Inc.	2,480	27,624

		470,204
CHINA — 7.05%
AAC Technologies Holdings Inc.	8,000	117,466
Agricultural Bank of China Ltd. Class H	80,000	36,927
ANTA Sports Products Ltd.	16,000	44,950
Belle International Holdings Ltd.	48,000	32,524

Security	Shares	Value
China Conch Venture Holdings Ltd.	24,000	$47,830
China Construction Bank Corp. Class H	416,000	338,040
China Jinmao Holdings Group Ltd.	64,000	20,737
China Overseas Land & Investment Ltd.	6,000	17,435
China Resources Land Ltd.	32,000	88,871
China Telecom Corp. Ltd. Class H	32,000	15,635
Dongfeng Motor Group Co. Ltd. Class H	32,000	33,656
Far East Horizon Ltd.	32,000	29,459
Fosun International Ltd.	24,000	36,351
Fullshare Holdings Ltd.[b]	80,000	25,921
Guangdong Investment Ltd.	32,000	49,537
Haitian International Holdings Ltd.	16,000	39,210
Hanergy Thin Film Power Group Ltd.[a]	659	—
NetEase Inc. ADR	432	114,648
New Oriental Education & Technology Group Inc. ADR[a]	1,488	96,036
Shanghai Industrial Holdings Ltd.	16,000	50,607
Sino Biopharmaceutical Ltd.	48,000	39,498
Sinopharm Group Co. Ltd. Class H	6,400	28,719
Sun Art Retail Group Ltd.	48,000	49,496
Sunac China Holdings Ltd.	16,000	20,860
TAL Education Group Class A ADR[a]	307	36,567
Yum China Holdings Inc.[a]	2,000	68,240

		1,479,220
DENMARK — 0.66%
Coloplast A/S Class B	754	64,528
DSV A/S	880	49,013
William Demant Holding A/Sa	1,106	25,311

		138,852
FINLAND — 0.87%
Elisa OYJ	1,200	40,862
Kone OYJ Class B	1,120	51,297
Orion OYJ Class B	304	17,429
UPM-Kymmene OYJ	2,768	73,035

		182,623
FRANCE — 2.91%
Arkema SA	368	38,955
Atos SE	512	67,072
Cie. Generale des Etablissements Michelin Class B	930	121,476
Gecina SA	272	38,683
Renault SA	962	89,683

219

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2017

Security	Shares	Value
Rexel SA	1,939	$34,628
SCOR SE	1,106	43,743
Societe BIC SA	226	25,398
Thales SA	576	60,541
Valeo SA	1,266	90,988

		611,167
GERMANY — 2.87%
adidas AG	993	198,856
Covestro AGc	656	51,119
Deutsche Lufthansa AG Registered	1,328	22,907
Evonik Industries AG	787	26,271
GEA Group AG	962	40,897
Hannover Rueck SE	384	46,039
HeidelbergCement AG	802	74,234
Henkel AG & Co. KGaA	433	50,523
METRO AG	1,008	33,160
Osram Licht AG	546	36,560
RTL Group SAa	274	21,229

		601,795
GREECE — 0.07%
FF Group[a]	165	3,511
JUMBO SA	704	11,108

		14,619
HONG KONG — 1.16%
Link REIT	16,000	115,101
Sino Land Co. Ltd.	32,000	54,228
WH Group Ltd.[c]	48,000	42,893
Yue Yuen Industrial Holdings Ltd.	8,000	31,629

		243,851
HUNGARY — 0.12%
Richter Gedeon Nyrt	1,024	24,807

		24,807
INDONESIA — 0.13%
Matahari Department Store Tbk PT	24,200	26,508

		26,508
JAPAN — 6.48%
Alfresa Holdings Corp.	3,200	57,730
Amada Holdings Co. Ltd.	4,800	57,013
Brother Industries Ltd.	1,500	30,829
Chugoku Bank Ltd. (The)	1,500	22,257
Concordia Financial Group Ltd.	9,600	44,112
Daicel Corp.	3,200	36,717
Daito Trust Construction Co. Ltd.	100	14,712

Security	Shares	Value
Daiwa House Industry Co. Ltd.	3,200	$95,050
FamilyMart UNY Holdings Co. Ltd.	100	5,652
Fukuoka Financial Group Inc.	16,000	72,916
Hachijuni Bank Ltd. (The)	1,600	9,445
Hakuhodo DY Holdings Inc.	1,600	19,478
Hitachi Metals Ltd.	1,600	22,406
Iida Group Holdings Co. Ltd.	1,500	23,872
ITOCHU Corp.	6,400	90,485
Japan Airlines Co. Ltd.	1,600	50,525
Kakaku.com Inc.	1,500	21,625
Koito Manufacturing Co. Ltd.	1,600	82,533
Kuraray Co. Ltd.	4,800	77,423
Kyushu Financial Group Inc.	1,600	9,961
Mebuki Financial Group Inc.	9,600	37,635
Medipal Holdings Corp.	1,500	24,814
Mitsubishi Tanabe Pharma Corp.	3,200	64,936
Nisshin Seifun Group Inc.	1,600	24,530
Nitori Holdings Co. Ltd.	100	13,017
Oji Holdings Corp.	16,000	77,366
Sekisui Chemical Co. Ltd.	4,800	80,524
Stanley Electric Co. Ltd.	1,600	46,793
Start Today Co. Ltd.	1,500	32,027
Sumitomo Heavy Industries Ltd.	1,000	6,970
Teijin Ltd.	3,200	61,979
Toppan Printing Co. Ltd.	1,000	10,057
Tsuruha Holdings Inc.	100	10,137
Yamada Denki Co. Ltd.	4,800	25,191

		1,360,717
MALAYSIA — 0.15%
PPB Group Bhd	8,000	31,145

		31,145
MEXICO — 0.24%
Grupo Aeroportuario del Sureste SAB de CV Series B	2,730	51,387

		51,387
NETHERLANDS — 1.19%
Aegon NV	10,802	55,038
Boskalis Westminster	560	20,590
Koninklijke Vopak NV	416	18,764
NN Group NV	1,696	56,218
RELX NV	5,106	98,721

		249,331

220

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2017

Security	Shares	Value
PERU — 0.12%
Cia. de Minas Buenaventura SAA ADR	2,016	$24,212

		24,212
POLAND — 0.02%
Tauron Polska Energia SAa	5,376	4,557

		4,557
QATAR — 0.13%
Qatar Electricity & Water Co. QSC	464	26,492

		26,492
RUSSIA — 1.12%
Lukoil PJSC ADR	2,544	126,348
Surgutneftegas OJSC ADR	9,632	47,158
Tatneft PJSC ADR	1,586	62,076

		235,582
SINGAPORE — 0.11%
Golden Agri-Resources Ltd.	91,200	23,490

		23,490
SOUTH AFRICA — 0.93%
Bidvest Group Ltd. (The)	2,354	28,055
Gold Fields Ltd.	6,193	20,244
Life Healthcare Group Holdings Ltd.	19,008	40,803
Mondi Ltd.	1,378	35,700
Sibanye Gold Ltd.	10,416	21,052
Tiger Brands Ltd.	1,666	50,284

		196,138
SOUTH KOREA — 4.33%
DGB Financial Group Inc.	3,936	40,297
Dongbu Insurance Co. Ltd.	128	7,649
Hana Financial Group Inc.	1,778	61,251
Hankook Tire Co. Ltd.	176	9,110
Hanwha Techwin Co. Ltd.[a]	432	19,742
Hyundai Mobis Co. Ltd.	337	65,748
Hyundai Steel Co.	528	25,474
Kia Motors Corp.	1,408	43,122
Korea Gas Corp.[a]	802	32,844
KT&G Corp.	704	62,796
LG Corp.	800	47,526
Lotte Chemical Corp.	128	38,471
NCsoft Corp.	96	30,372
POSCO	353	82,984
S-Oil Corp.	448	39,253

Security	Shares	Value
Samsung Electronics Co. Ltd.	128	$250,961
SK Innovation Co. Ltd.	336	50,493

		908,093
SPAIN — 0.08%
Zardoya Otis SA	1,890	17,515

		17,515
SWEDEN — 0.59%
Boliden AB	1,603	45,837
Securitas AB Class B	1,856	30,686
Skanska AB Class B	1,936	46,330

		122,853
SWITZERLAND — 3.82%
Actelion Ltd.[a]	512	144,915
Aryzta AG	434	14,087
EMS-Chemie Holding AG Registered	64	40,086
Geberit AG Registered	176	80,128
Kuehne + Nagel International AG Registered	322	48,650
Lonza Group AG Registered	322	65,827
Partners Group Holding AG	112	67,676
Schindler Holding AG Participation Certificates	130	26,550
Schindler Holding AG Registered	146	28,981
Sika AG Bearer	16	102,064
Swiss Life Holding AG Registered	128	41,636
Swiss Re AG	1,632	141,977

		802,577
TAIWAN — 1.88%
AU Optronics Corp.	32,000	13,364
China Life Insurance Co. Ltd./Taiwan	80,480	74,956
Compal Electronics Inc.	80,000	53,561
Foxconn Technology Co. Ltd.	16,020	48,849
Innolux Corp.	32,000	14,955
Lite-On Technology Corp.	4,000	6,974
Novatek Microelectronics Corp.	16,000	61,516
Shin Kong Financial Holding Co. Ltd.[a]	96,408	25,723
Taiwan Business Bank	75,000	20,732
Transcend Information Inc.	4,000	13,655
WPG Holdings Ltd.	48,000	60,853

		395,138
THAILAND — 0.22%
Delta Electronics Thailand PCL NVDR	4,800	12,767
Electricity Generating PCL NVDR	1,600	10,176

221

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2017

Security	Shares	Value
KCE Electronics PCL NVDR	1,600	$4,926
Robinson Department Store PCL NVDR	4,800	8,673
Thai Oil PCL NVDR	1,600	3,608
Thai Union Group PCL NVDR	9,600	5,912

		46,062
TURKEY — 0.12%
Eregli Demir ve Celik Fabrikalari TAS	13,600	24,913

		24,913
UNITED ARAB EMIRATES — 0.22%
Emaar Properties PJSC	23,504	46,586

		46,586
UNITED KINGDOM — 7.03%
3i Group PLC	5,968	61,267
Admiral Group PLC	1,282	33,354
Ashtead Group PLC	2,560	54,019
BAE Systems PLC	16,274	132,012
Barratt Developments PLC	6,224	46,663
Berkeley Group Holdings PLC	800	33,720
Bunzl PLC	1,680	52,338
Carnival PLC	1,042	64,250
Coca-Cola HBC AGa	928	25,717
Croda International PLC	673	32,773
DCC PLC	482	44,462
Direct Line Insurance Group PLC	6,914	31,236
Fresnillo PLC	1,376	25,848
GKN PLC	8,034	37,304
Hargreaves Lansdown PLC	1,648	29,380
IMI PLC	1,362	22,537
ITV PLC	19,280	52,381
J Sainsbury PLC	8,531	30,396
Johnson Matthey PLC	896	34,533
Meggitt PLC	4,050	24,234
Mondi PLC	1,938	50,171
Persimmon PLC	1,904	57,395
Provident Financial PLC	978	40,540
RELX PLC	5,712	115,726
Sage Group PLC (The)	6,064	52,563
Segro PLC	5,952	37,401
Smith & Nephew PLC	4,496	73,872
Smiths Group PLC	2,048	43,453
Tate & Lyle PLC	3,008	29,440
Taylor Wimpey PLC	18,976	49,100

Security	Shares	Value
Travis Perkins PLC	1,234	$25,719
Wm Morrison Supermarkets PLC	10,576	32,825

		1,476,629
UNITED STATES — 47.15%
Accenture PLC Class A	3,008	364,870
Acuity Brands Inc.	240	42,264
Aetna Inc.	1,712	231,240
Aflac Inc.	1,922	143,919
AGCO Corp.	434	27,772
Albemarle Corp.	608	66,217
Align Technology Inc.[a]	291	39,174
Alleghany Corp.[a]	20	12,214
Alliant Energy Corp.	1,426	56,070
American Water Works Co. Inc.	1,090	86,938
Anthem Inc.	1,312	233,392
AO Smith Corp.	688	37,069
Applied Materials Inc.	5,552	225,467
Arch Capital Group Ltd.[a]	754	73,115
Archer-Daniels-Midland Co.	3,074	140,636
Arrow Electronics Inc.[a]	482	33,981
Assurant Inc.	352	33,876
Atmos Energy Corp.	640	51,853
Autoliv Inc.	481	48,191
Avery Dennison Corp.	466	38,776
Avnet Inc.	688	26,619
Axis Capital Holdings Ltd.	674	44,417
Bed Bath & Beyond Inc.	834	32,318
Broadcom Ltd.	1,008	222,577
Broadridge Financial Solutions Inc.	544	38,047
CA Inc.	1,442	47,341
Cardinal Health Inc.	1,664	120,790
CDK Global Inc.	722	46,937
Celanese Corp. Series A	770	67,021
CenturyLink Inc.	2,896	74,340
CH Robinson Worldwide Inc.	736	53,507
Church & Dwight Co. Inc.	992	49,134
Cigna Corp.	1,314	205,470
Cincinnati Financial Corp.	176	12,688
Cintas Corp.	434	53,152
Core Laboratories NV	291	32,249
Corning Inc.	5,554	160,233
Delphi Automotive PLC	1,392	111,917
Dick’s Sporting Goods Inc.	546	27,600
Dr Pepper Snapple Group Inc.	896	82,118
DXC Technology Co.[a]	738	55,601

222

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2017

Security	Shares	Value
Eaton Vance Corp. NVS	592	$25,415
Edwards Lifesciences Corp.[a]	1,072	117,566
Equifax Inc.	608	82,268
Expeditors International of Washington Inc.	992	55,641
F5 Networks Inc.[a]	386	49,844
Flex Ltd.[a]	2,912	45,020
FLIR Systems Inc.	736	27,033
FNF Group	1,250	51,188
Foot Locker Inc.	736	56,922
Fortive Corp.	1,488	94,131
General Motors Co.	7,408	256,613
Genuine Parts Co.	720	66,254
Goodyear Tire & Rubber Co. (The)	1,362	49,345
Hasbro Inc.	608	60,259
Henry Schein Inc.[a]	418	72,648
Hewlett Packard Enterprise Co.	8,592	160,069
Hormel Foods Corp.	1,520	53,322
Huntington Ingalls Industries Inc.	193	38,772
Ingredion Inc.	384	47,547
International Flavors & Fragrances Inc.	450	62,366
Intuit Inc.	832	104,175
Jacobs Engineering Group Inc.	578	31,744
JB Hunt Transport Services Inc.	498	44,651
Jones Lang LaSalle Inc.	274	31,472
Kimberly-Clark Corp.	1,616	209,676
L3 Technologies Inc.	320	54,966
Laboratory Corp. of America Holdings[a]	498	69,795
Lear Corp.	368	52,499
Leggett & Platt Inc.	866	45,500
Liberty Property Trust	928	37,649
Lincoln National Corp.	1,298	85,577
LyondellBasell Industries NV Class A	1,698	143,922
ManpowerGroup Inc.	400	40,392
Marvell Technology Group Ltd.	2,546	38,241
McCormick & Co. Inc./MD	608	60,739
MEDNAX Inc.[a]	528	31,870
MercadoLibre Inc.	210	48,071
Mettler-Toledo International Inc.[a]	144	73,932
Michael Kors Holdings Ltd.[a]	930	34,717
MSCI Inc.	466	46,749
Nasdaq Inc.	592	40,771
National Retail Properties Inc.	528	22,292
Navient Corp.	1,744	26,509
Northrop Grumman Corp.	866	213,001

Security	Shares	Value
NVIDIA Corp.	3,216	$335,429
O’Reilly Automotive Inc.[a]	480	119,112
Omnicom Group Inc.	1,122	92,139
ONEOK Inc.	1,186	62,395
Packaging Corp. of America	416	41,092
Patterson Companies Inc.	416	18,508
Paychex Inc.	1,634	96,864
People’s United Financial Inc.	1,522	26,589
Pinnacle West Capital Corp.	658	55,989
Principal Financial Group Inc.	1,473	95,937
Public Storage	753	157,663
Qorvo Inc.[a]	738	50,206
Quest Diagnostics Inc.	722	76,178
Raymond James Financial Inc.	640	47,693
ResMed Inc.	704	47,865
Robert Half International Inc.	688	31,682
Rockwell Automation Inc.	674	106,054
Rockwell Collins Inc.	688	71,614
Ross Stores Inc.	2,112	137,280
SCANA Corp.	866	57,424
SEI Investments Co.	706	35,801
Skyworks Solutions Inc.	976	97,346
Snap-on Inc.	290	48,584
Southwest Airlines Co.	882	49,586
Staples Inc.	3,218	31,440
Synopsys Inc.[a]	784	57,781
TE Connectivity Ltd.	384	29,710
Teleflex Inc.	160	33,102
Tesoro Corp.	624	49,739
Torchmark Corp.	674	51,703
Total System Services Inc.	962	55,132
Tyson Foods Inc. Class A	1,570	100,888
UGI Corp.	1,026	51,464
Ulta Salon Cosmetics & Fragrance Inc.[a]	272	76,552
United Therapeutics Corp.[a]	226	28,408
Universal Health Services Inc. Class B	464	56,033
Unum Group	1,266	58,654
Valero Energy Corp.	2,432	157,132
Valspar Corp. (The)	256	28,785
Varian Medical Systems Inc.[a]	432	39,200
WABCO Holdings Inc.[a]	320	38,038
Wabtec Corp./DE	482	40,435
Waters Corp.[a]	416	70,674
Westar Energy Inc.	704	36,629
Western Union Co. (The)	2,258	44,844

223

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2017

Security	Shares	Value
WR Berkley Corp.	720	$48,946
Xerox Corp.	4,576	32,901
XL Group Ltd.	1,474	61,687
Xylem Inc./NY	914	46,989

		9,898,139

TOTAL COMMON STOCKS (Cost: $19,204,207)		20,521,123

PREFERRED STOCKS — 1.10%

BRAZIL — 0.40%
Cia. Energetica de Minas Gerais, Preference Shares	3,200	8,883
Itausa-Investimentos Itau SA, Preference Shares	24,039	74,324

		83,207
SOUTH KOREA — 0.70%
Samsung Electronics Co. Ltd., Preference Shares	96	147,893

		147,893

TOTAL PREFERRED STOCKS (Cost: $197,617)		231,100

INVESTMENT COMPANIES — 0.78%

INDIA — 0.78%
iShares MSCI India ETF[d]	5,091	163,319

		163,319

TOTAL INVESTMENT COMPANIES (Cost: $145,094)		163,319

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	26,602	$26,613
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	10,462	10,462

		37,075

TOTAL SHORT-TERM INVESTMENTS (Cost: $37,069)		37,075

TOTAL INVESTMENTS IN SECURITIES — 99.81% (Cost: $19,583,987)[h]		20,952,617
Other Assets, Less Liabilities — 0.19%		40,412

NET ASSETS — 100.00%		$20,993,029

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $19,595,994. Net unrealized appreciation was $1,356,623, of which $1,659,971 represented gross unrealized appreciation on securities and $303,348 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2a(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI India ETF	900	4,191	—	5,091	$163,319	$94	$—

224

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$20,462,678	$58,445	$0	[a]	$20,521,123
Preferred stocks	231,100	—	—		231,100
Investment companies	163,319	—	—		163,319
Money market funds	37,075	—	—		37,075

Total	$20,894,172	$58,445	$0	[a]	$20,952,617

[a]	Rounds to less than $1.

225

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.98%

AUSTRALIA — 5.90%
Aristocrat Leisure Ltd.	86,296	$1,267,496
Bendigo & Adelaide Bank Ltd.	72,680	669,638
Cochlear Ltd.	9,200	962,405
Dexus Property Group	156,178	1,191,336
Domino’s Pizza Enterprises Ltd.	9,752	445,750
Flight Centre Travel Group Ltd.	8,740	205,563
Fortescue Metals Group Ltd.	248,400	986,417
Goodman Group	287,164	1,741,667
GPT Group (The)	290,996	1,142,512
Harvey Norman Holdings Ltd.	89,700	281,074
LendLease Group	89,148	1,068,709
Mirvac Group	596,410	1,012,477
Qantas Airways Ltd.	80,639	255,697
REA Group Ltd.	8,372	384,989
Vocus Group Ltd.	81,558	205,547
Westfield Corp.	318,044	2,159,670

		13,980,947
BELGIUM — 1.16%
Ageas	31,648	1,295,812
Colruyt SA	10,672	547,885
Umicore SA	15,364	899,271

		2,742,968
CANADA — 5.00%
CAE Inc.	42,320	645,339
Cameco Corp.	63,848	611,256
CCL Industries Inc. Class B	4,508	1,041,855
Constellation Software Inc./Canada	3,036	1,386,284
Industrial Alliance Insurance & Financial Services Inc.	16,324	687,559
Keyera Corp.	29,605	818,019
Linamar Corp.	7,600	322,609
Magna International Inc. Class A	62,317	2,598,782
Metro Inc.	37,668	1,288,751
Teck Resources Ltd. Class B	91,080	1,886,481
Veresen Inc.	49,772	554,397

		11,841,332
DENMARK — 1.74%
Coloplast A/S Class B	19,199	1,643,066
DSV A/S	30,452	1,696,088

Security	Shares	Value
Tryg A/S	17,848	$342,336
William Demant Holding A/Sa	19,558	447,585

		4,129,075
FINLAND — 2.59%
Elisa OYJ	22,724	773,785
Kone OYJ Class B	4,508	206,472
Neste OYJ	20,700	845,072
Orion OYJ Class B	17,076	979,022
Stora Enso OYJ Class R	89,700	1,066,652
UPM-Kymmene OYJ	86,042	2,270,240

		6,141,243
FRANCE — 9.52%
Arkema SA	10,948	1,158,920
Atos SE	14,333	1,877,632
AXA SA	127,604	3,405,771
Cap Gemini SA	8,372	837,824
Cie. Generale des Etablissements Michelin Class B	29,221	3,816,833
CNP Assurances	27,508	574,234
Electricite de France SA	55,197	460,778
Renault SA	30,855	2,876,457
Rexel SA	48,300	862,579
SCOR SE	26,496	1,047,934
SEB SA	3,588	578,259
Societe BIC SA	4,600	516,946
Thales SA	17,020	1,788,895
Valeo SA	38,180	2,744,023

		22,547,085
GERMANY — 8.64%
adidas AG	30,301	6,068,014
Covestro AGb	14,795	1,152,904
Deutsche Lufthansa AG Registered	38,548	664,913
Evonik Industries AG	13,156	439,170
GEA Group AG	29,256	1,243,749
Hannover Rueck SE	9,719	1,165,244
HeidelbergCement AG	23,011	2,129,915
Infineon Technologies AG	177,878	3,680,304
Innogy SEb	22,172	814,867
K+S AG Registered	30,820	735,163
METRO AG	27,968	920,068
Osram Licht AG	14,295	957,186
RTL Group SAa	6,256	484,707

		20,456,204

226

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

April 30, 2017

Security	Shares	Value
HONG KONG — 3.02%
HK Electric Investments & HK Electric Investments Ltd.[b]	414,000	$366,223
Hysan Development Co. Ltd.	94,000	443,559
Kerry Properties Ltd.	92,000	344,221
NWS Holdings Ltd.	276,000	518,816
Sino Land Co. Ltd.	552,000	935,431
WH Group Ltd.[b]	1,334,000	1,192,059
Wharf Holdings Ltd. (The)	215,000	1,836,922
Wheelock & Co. Ltd.	124,000	966,963
Yue Yuen Industrial Holdings Ltd.	138,000	545,609

		7,149,803
ISRAEL — 1.17%
Bank Hapoalim BM	170,253	1,070,034
Bank Leumi Le-Israel BMa	230,341	1,063,969
Mizrahi Tefahot Bank Ltd.	22,143	356,148
Taro Pharmaceutical Industries Ltd.[a,c]	2,392	279,505

		2,769,656
ITALY — 0.13%
UnipolSai Assicurazioni SpA	131,744	302,706

		302,706

JAPAN — 21.13%
Aeon Mall Co. Ltd.	18,400	312,472
Air Water Inc.	18,400	354,233
Alfresa Holdings Corp.	27,600	497,924
Amada Holdings Co. Ltd.	55,200	655,645
Bank of Kyoto Ltd. (The)	92,000	727,945
Brother Industries Ltd.	36,800	756,336
Chiba Bank Ltd. (The)	97,000	649,161
Chugoku Bank Ltd. (The)	27,600	409,531
Concordia Financial Group Ltd.	184,000	845,472
Daicel Corp.	46,000	527,801
Daito Trust Construction Co. Ltd.	10,200	1,500,673
Daiwa House Industry Co. Ltd.	92,000	2,732,681
DeNA Co. Ltd.	18,400	394,015
Fukuoka Financial Group Inc.	95,000	432,942
Hachijuni Bank Ltd. (The)	64,400	380,149
Hiroshima Bank Ltd. (The)	92,000	396,986
Hitachi Chemical Co. Ltd.	18,400	526,563
Hitachi High-Technologies Corp.	9,200	366,861
Hitachi Metals Ltd.	36,800	515,339
Idemitsu Kosan Co. Ltd.	11,900	380,582

Security	Shares	Value
Iida Group Holdings Co. Ltd.	27,600	$439,243
ITOCHU Corp.	239,200	3,381,889
Japan Airlines Co. Ltd.	18,400	581,035
JSR Corp.	27,600	504,114
Kakaku.com Inc.	18,400	265,262
Kamigumi Co. Ltd.	36,000	326,832
Kaneka Corp.	36,000	283,556
Koito Manufacturing Co. Ltd.	18,400	949,134
Konami Holdings Corp.	16,800	698,556
Kuraray Co. Ltd.	55,200	890,370
Kyushu Financial Group Inc.	55,200	343,669
Lion Corp.	36,800	664,229
Maruichi Steel Tube Ltd.	9,200	260,806
Mebuki Financial Group Inc.	147,200	577,074
Medipal Holdings Corp.	27,600	456,575
Miraca Holdings Inc.	9,200	424,222
Mitsubishi Chemical Holdings Corp.	220,800	1,727,854
Mitsubishi Gas Chemical Co. Inc.	27,600	589,784
Mixi Inc.	9,200	510,056
NH Foods Ltd.	4,000	113,753
Nippon Electric Glass Co. Ltd.	92,000	570,306
Nippon Telegraph & Telephone Corp.	110,400	4,723,222
Nisshin Seifun Group Inc.	27,600	423,149
NOK Corp.	18,400	437,592
Oji Holdings Corp.	127,000	614,093
Oracle Corp. Japan	5,000	287,970
Osaka Gas Co. Ltd.	298,000	1,115,595
Park24 Co. Ltd.	18,400	474,567
Pola Orbis Holdings Inc.	11,700	269,540
Stanley Electric Co. Ltd.	27,600	807,177
Start Today Co. Ltd.	27,600	589,289
Subaru Corp.	101,200	3,823,938
Sumitomo Dainippon Pharma Co. Ltd.	27,600	452,613
Sumitomo Heavy Industries Ltd.	92,000	641,285
Sumitomo Rubber Industries Ltd.	27,600	496,191
Sundrug Co. Ltd.	18,400	645,411
Suruga Bank Ltd.	27,600	576,661
Suzuken Co. Ltd./Aichi Japan	9,200	304,136
Taiheiyo Cement Corp.	184,000	612,398
Teijin Ltd.	27,600	534,569
Toho Gas Co. Ltd.	92,000	657,791
Toppan Printing Co. Ltd.	92,000	925,200
Toyo Suisan Kaisha Ltd.	9,200	344,990

227

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

April 30, 2017

Security	Shares	Value
Toyoda Gosei Co. Ltd.	9,200	$244,051
Tsuruha Holdings Inc.	7,300	740,020
Yamada Denki Co. Ltd.	101,200	531,103
Yamaguchi Financial Group Inc.	25,000	276,756
Yokogawa Electric Corp.	36,800	568,160

		50,039,097

NETHERLANDS — 3.44%
Aegon NV	293,487	1,495,374
Boskalis Westminster	6,256	230,023
Koninklijke Ahold Delhaize NV	204,056	4,226,372
Koninklijke Vopak NV	11,500	518,700
NN Group NV	50,784	1,683,369

		8,153,838

SINGAPORE — 0.87%
Golden Agri-Resources Ltd.	1,131,600	291,462
SATS Ltd.	102,000	371,453
Singapore Exchange Ltd.	126,700	670,802
UOL Group Ltd.	92,000	476,554
Yangzijiang Shipbuilding Holdings Ltd.	312,800	257,366

		2,067,637

SPAIN — 1.59%
Mapfre SA	173,236	604,420
Repsol SA	181,897	2,879,045
Zardoya Otis SA	30,084	278,787

		3,762,252

SWEDEN — 1.63%
Boliden AB	44,252	1,265,371
L E Lundbergforetagen AB Class B	6,256	453,226
Securitas AB Class B	50,416	833,548
Skanska AB Class B	54,556	1,305,554

		3,857,699

SWITZERLAND — 11.87%
Actelion Ltd.[a]	15,272	4,322,554
Aryzta AG	14,076	456,874
Baloise Holding AG Registered	8,004	1,173,121
EMS-Chemie Holding AG Registered	1,288	806,739
Geberit AG Registered	5,888	2,680,639
Kuehne + Nagel International AG Registered	8,648	1,306,604

Security	Shares	Value
Lonza Group AG Registered	9,304	$1,902,018
Pargesa Holding SA Bearer	5,520	412,288
Partners Group Holding AG	2,771	1,674,375
Schindler Holding AG Participation Certificates	6,532	1,334,025
Schindler Holding AG Registered	2,944	584,393
SGS SA Registered	920	2,069,295
Sika AG Bearer	368	2,347,481
Swiss Life Holding AG Registered	5,152	1,675,843
Swiss Prime Site AG Registered	11,227	972,755
Swiss Re AG	50,324	4,377,978

		28,096,982
UNITED KINGDOM — 19.58%
3i Group PLC	157,161	1,613,400
Aberdeen Asset Management PLC	148,212	534,980
Admiral Group PLC	34,224	890,416
Ashtead Group PLC	80,473	1,698,065
Babcock International Group PLC	40,480	470,815
BAE Systems PLC	511,287	4,147,463
Barratt Developments PLC	161,349	1,209,679
Berkeley Group Holdings PLC	21,252	895,780
Bunzl PLC	53,946	1,680,606
Coca-Cola HBC AGa	29,647	821,581
Croda International PLC	21,160	1,030,423
DCC PLC	14,203	1,310,147
Direct Line Insurance Group PLC	218,375	986,569
Dixons Carphone PLC	156,170	677,861
GKN PLC	271,308	1,259,756
Hargreaves Lansdown PLC	41,216	734,793
IMI PLC	43,723	723,487
Investec PLC	57,439	424,691
ITV PLC	583,004	1,583,949
J Sainsbury PLC	260,636	928,643
Johnson Matthey PLC	31,280	1,205,556
Meggitt PLC	125,501	750,947
Mondi PLC	59,189	1,532,281
Old Mutual PLC	792,489	1,989,048
Persimmon PLC	49,530	1,493,051
Petrofac Ltd.	42,504	447,890
Provident Financial PLC	23,678	981,494
Randgold Resources Ltd.	9,882	870,008
RELX PLC	174,841	3,542,300
Sage Group PLC (The)	171,546	1,486,982
Smith & Nephew PLC	144,118	2,367,948

228

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

April 30, 2017

Security	Shares	Value
Smiths Group PLC	63,572	$1,348,839
Tate & Lyle PLC	76,223	746,011
Taylor Wimpey PLC	523,851	1,355,464
Travis Perkins PLC	40,204	837,944
William Hill PLC	140,024	531,693
Wm Morrison Supermarkets PLC	350,980	1,089,339
Wolseley PLC	2,464	156,330

		46,356,229

TOTAL COMMON STOCKS (Cost: $212,034,437)		234,394,753

PREFERRED STOCKS — 0.25%

GERMANY — 0.25%
Fuchs Petrolub SE, Preference Shares	11,316	583,534

		583,534

TOTAL PREFERRED STOCKS (Cost: $486,144)		583,534

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	284,308	284,422

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	79,140	$79,140

		363,562

TOTAL SHORT-TERM INVESTMENTS (Cost: $363,465)		363,562

TOTAL INVESTMENTS IN SECURITIES — 99.38% (Cost: $212,884,046)[g]		235,341,849
Other Assets, Less Liabilities — 0.62%		1,469,821

NET ASSETS — 100.00%		$236,811,670

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $213,514,488. Net unrealized appreciation was $21,827,361, of which $25,794,951 represented gross unrealized appreciation on securities and $3,967,590 represented gross unrealized depreciation on securities.

Schedule 1 — Forward Currency Contracts

Forward currency contracts outstanding as of April 30, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
GBP	30,000	USD	38,733	RBS	05/03/2017	$79

						79

CHF	15,000	USD	15,094	GS	05/03/2017	$(26)
JPY	3,100,000	USD	27,883	TNTC	05/08/2017	(67)

						(93)

					Net unrealized depreciation	$(14)

Counterparties:

GS — Goldman Sachs International

RBS — Royal Bank of Scotland

TNTC — The Northern Trust Company

229

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

April 30, 2017

Currency abbreviations:

CHF — Swiss Franc

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$234,394,753	$—	$—	$234,394,753
Preferred stocks	583,534	—	—	583,534
Money market funds	363,562	—	—	363,562

Total	$235,341,849	$—	$—	$235,341,849

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$79	$—	$79
Liabilities:
Forward currency contracts	—	(93)	—	(93)

Total	$—	$(14)	$—	$(14)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

230

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.74%

AUSTRALIA — 8.88%
Altium Ltd.	3,260	$19,992
APN Outdoor Group Ltd.	4,681	19,079
ARB Corp. Ltd.	1,760	20,388
Asaleo Care Ltd.	10,740	14,417
Australian Pharmaceutical Industries Ltd.	10,425	17,386
Bapcor Ltd.	6,920	27,066
Bellamy’s Australia Ltd.[a]	2,025	7,784
BlueScope Steel Ltd.	15,691	137,294
Cabcharge Australia Ltd.	3,470	6,825
Cedar Woods Properties Ltd.	1,921	7,686
Centuria Industrial REIT	4,285	7,851
Charter Hall Group	10,560	44,778
Corporate Travel Management Ltd.[a]	1,655	25,199
Credit Corp. Group Ltd.	1,210	16,469
Energy World Corp. Ltd.[b]	21,550	6,044
Evolution Mining Ltd.	32,380	55,453
Folkestone Education Trust[a]	5,370	11,646
Galaxy Resources Ltd.[b]	51,545	16,383
Gateway Lifestyle	8,920	14,209
GDI Property Group	14,470	11,362
Genworth Mortgage Insurance Australia Ltd.	6,921	17,029
Hansen Technologies Ltd.	4,070	10,957
IDP Education Ltd.	3,840	13,210
IPH Ltd.	2,610	9,310
JB Hi-Fi Ltd.	3,170	58,532
Liquefied Natural Gas Ltd.[a,b]	15,490	7,703
McMillan Shakespeare Ltd.	1,935	19,579
Michael Hill International Ltd.	5,060	4,579
Mineral Resources Ltd.	3,650	29,180
Myer Holdings Ltd.	22,975	19,072
Nanosonics Ltd.[b]	6,525	15,420
Northern Star Resources Ltd.	15,498	49,606
OFX Group Ltd.	6,705	7,196
oOh!media Ltd.	4,361	14,676
OZ Minerals Ltd.	8,030	42,517
Primary Health Care Ltd.	14,305	36,266
Programmed Maintenance Services Ltd.	6,995	8,998
Quintis Ltd.[a]	9,815	8,808
RCG Corp. Ltd.[a]	8,910	5,531

Security	Shares	Value
Regis Resources Ltd.	13,101	$32,038
Resolute Mining Ltd.	20,305	18,450
Retail Food Group Ltd.	3,470	14,169
Saracen Mineral Holdings Ltd.[b]	20,480	14,244
SG Fleet Group Ltd.	3,325	9,026
Shopping Centres Australasia Property Group	20,135	34,784
Sigma Pharmaceuticals Ltd.	29,960	28,007
Sirtex Medical Ltd.	1,631	18,955
SmartGroup Corp. Ltd.	2,395	11,571
Southern Cross Media Group Ltd.	19,485	18,798
St. Barbara Ltd.[b]	14,705	29,692
Tassal Group Ltd.	4,341	14,479
Technology One Ltd.	6,890	28,134
Virtus Health Ltd.	2,055	8,944
Vita Group Ltd.	3,535	6,001
Webjet Ltd.	2,475	21,082
Westgold Resources Ltd.[a,b]	4,951	7,183
Whitehaven Coal Ltd.[b]	14,560	29,835
WPP AUNZ Ltd.	10,520	9,165

		1,220,037
AUSTRIA — 0.06%
Kapsch TrafficCom AG	155	7,595

		7,595
BELGIUM — 2.40%
Aedifica SA	381	29,938
AGFA-Gevaert NVb	4,990	25,311
Barco NV	295	29,043
Econocom Group SA/NV	1,620	26,047
Elia System Operator SA/NV	825	43,751
EVS Broadcast Equipment SA	410	16,495
Gimv NV	505	30,796
Intervest Offices & Warehouses NV	380	9,849
Ion Beam Applications	595	35,286
Melexis NV	595	49,573
Orange Belgium SAb	870	18,142
Sioen Industries NV	195	6,499
Van de Velde NV	170	9,330

		330,060
CANADA — 6.78%
Air Canada[b]	1,930	18,336
Altus Group Ltd./Canada	1,005	22,639
Asanko Gold Inc.[a,b]	5,435	13,157
Bird Construction Inc.	1,305	9,096

231

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Canam Group Inc.	975	$8,678
Canfor Pulp Products Inc.	990	8,566
Cascades Inc.	1,845	22,184
China Gold International Resources Corp. Ltd.[b]	7,025	10,430
CT REIT	750	8,036
Endeavour Mining Corp.[a,b]	1,775	29,235
Enerflex Ltd.	2,540	35,742
Evertz Technologies Ltd.	845	10,444
Exco Technologies Ltd.	885	7,327
FirstService Corp.	965	59,955
Fortuna Silver Mines Inc.[b]	4,185	19,191
Guyana Goldfields Inc.[b]	4,756	23,549
High Liner Foods Inc.	540	7,464
InterRent REIT	980	5,641
Intertape Polymer Group Inc.	1,650	29,083
Ivanhoe Mines Ltd. Class Ab	17,640	61,797
Kinaxis Inc.[b]	475	28,435
Kirkland Lake Gold Ltd.[b]	4,641	32,076
Klondex Mines Ltd.[b]	3,965	14,151
Knight Therapeutics Inc.[b]	3,106	24,102
Lucara Diamond Corp.	8,420	19,398
Magellan Aerospace Corp.	420	6,297
Martinrea International Inc.	2,710	20,652
Medical Facilities Corp.	835	9,936
Milestone Apartments REIT	1,050	17,010
MTY Food Group Inc.	480	16,458
New Flyer Industries Inc.	1,190	44,256
OceanaGold Corp.[a]	16,740	54,482
Parex Resources Inc.[b]	4,430	54,917
Pure Industrial Real Estate Trust	2,000	9,552
Richmont Mines Inc.[b]	1,635	12,340
Rogers Sugar Inc.	2,455	11,168
Sandvine Corp.	4,430	10,303
Silvercorp Metals Inc.	4,615	14,514
Sleep Country Canada Holdings Inc.[c]	850	21,951
Spin Master Corp.[b,c]	620	17,784
Stornoway Diamond Corp.[b]	12,095	7,254
TransAlta Renewables Inc.	2,655	30,272
Valener Inc.	1,275	20,375
Western Forest Products Inc.	11,385	17,902
Yellow Pages Ltd./Canada[a,b]	906	4,983

		931,118

Security	Shares	Value
DENMARK — 2.17%
ALK-Abello A/S	170	$26,509
Alm Brand A/S	2,015	16,522
Ambu A/S Class B	785	38,619
Dfds A/S	855	50,963
IC Group A/S	335	8,069
NNIT A/Sc	381	10,739
Per Aarsleff Holding A/S	580	14,861
Royal Unibrew A/S	1,210	52,600
SimCorp A/S	1,150	72,083
TORM PLC	740	7,422

		298,387
FINLAND — 0.17%
Atria OYJ	415	4,930
F-Secure OYJ	2,535	9,441
Ponsse OYJ	345	8,724

		23,095
FRANCE — 3.91%
ABC Arbitrage	1,210	8,565
Albioma SA	655	12,596
Altamir Amboise SCA	660	11,075
Alten SA	755	63,964
Assystem	270	9,864
Axway Software SA	210	7,386
Boiron SA	180	17,108
Bonduelle SCA	425	14,717
Cie. des Alpes	295	7,517
Devoteam SA	145	9,761
Euronext NVc	1,635	80,164
Groupe Crit	80	6,712
Groupe Fnac SAb	471	33,082
Guerbet	175	14,959
IPSOS	930	29,815
Mersen SA	395	11,399
MGI Coutier	300	11,058
Neopost SA	945	38,312
Nexity SA	1,030	55,986
Oeneo SA	765	6,998
Sartorius Stedim Biotech	735	49,279
Synergie SA	210	8,763
Trigano SA	260	27,477

		536,557

232

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
GERMANY — 4.52%
ADO Properties SAc	730	$26,710
ADVA Optical Networking SEb	1,395	15,328
Amadeus Fire AG	145	12,382
AURELIUS Equity Opportunities SE & Co KGaA[a]	685	33,791
Bechtle AG	435	49,904
bet-at-home.com AG	60	7,834
Bijou Brigitte AG	125	7,718
CANCOM SE	465	27,505
Cewe Stiftung & Co. KGAA	150	13,650
Deutsche Beteiligungs AG	375	14,268
DEUTZ AG	2,550	19,854
Freenet AG	3,431	107,639
Gesco AG	345	9,355
GFT Technologies SEa	430	8,773
Grammer AG	300	18,376
H&R GmbH & Co. KGaA[b]	370	5,574
Hypoport AGb	95	10,448
Isra Vision AG	95	13,914
Jenoptik AG	1,425	38,336
Koenig & Bauer AGb	380	26,297
Nemetschek SE	445	30,529
PATRIZIA Immobilien AGb	1,191	23,488
S&T AG	945	13,362
STRATEC Biomedical AG	135	7,865
TLG Immobilien AG	1,885	38,128
VERBIO Vereinigte BioEnergie AG	630	6,220
Wuestenrot & Wuerttembergische AG	660	13,368
XING AG	85	19,887

		620,503
HONG KONG — 2.19%
Citic Telecom International Holdings Ltd.	45,000	13,886
Emperor Entertainment Hotel Ltd.	25,000	6,011
G-Resources Group Ltd.[b]	660,000	11,626
Great Eagle Holdings Ltd.	5,000	24,815
Hutchison Telecommunications Hong Kong Holdings Ltd.	40,000	11,829
Lai Sun Development Co. Ltd.	300,000	8,447
Liu Chong Hing Investment Ltd.	10,000	15,789
Man Wah Holdings Ltd.	40,000	33,172
NewOcean Energy Holdings Ltd.	30,000	9,065
Prosperity REIT	35,000	14,220
Shun Tak Holdings Ltd.[b]	50,000	18,258

Security	Shares	Value
SITC International Holdings Co. Ltd.	35,000	$25,066
SmarTone Telecommunications Holdings Ltd.	10,000	14,015
SUNeVision Holdings Ltd.	20,000	11,212
Sunlight REIT	30,000	18,631
Truly International Holdings Ltd.[a]	40,000	13,577
VST Holdings Ltd.	20,000	6,969
Xinyi Glass Holdings Ltd.	50,000	44,358

		300,946
IRELAND — 0.29%
Hibernia REIT PLC	20,000	27,768
Irish Residential Properties REIT PLC	8,180	11,669

		39,437
ISRAEL — 1.22%
Delek Automotive Systems Ltd.	980	8,677
El Al Israel Airlines	6,950	5,520
Formula Systems 1985 Ltd.	215	8,333
Ituran Location and Control Ltd.	620	19,406
Matrix IT Ltd.	1,040	9,749
Orbotech Ltd.[b]	1,261	41,525
REIT 1 Ltd.	5,370	18,173
Sapiens International Corp. NV	780	9,524
Tower Semiconductor Ltd.[b]	2,150	46,383

		167,290
ITALY — 2.04%
Ascopiave SpA	2,040	8,046
Biesse SpA	410	12,635
Datalogic SpA	635	17,412
DiaSorin SpA	630	47,199
El.En. SpA	255	9,077
Esprinet SpA	975	7,974
Fila SpA	575	11,765
La Doria SpA	531	6,557
Recordati SpA	2,730	101,106
Reply SpA	135	23,654
Saras SpA	10,075	21,043
Technogym SpAbc	1,825	14,219

		280,687
JAPAN — 27.36%
Aichi Steel Corp.	500	19,557
Akita Bank Ltd. (The)	5,000	15,879
Amano Corp.	2,000	42,702
Arcland Sakamoto Co. Ltd.	1,000	12,371
AS ONE Corp.	500	22,136

233

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Asahi Holdings Inc.	1,000	$18,633
Bank of Iwate Ltd. (The)	500	20,454
Bank of Nagoya Ltd. (The)[a]	500	18,346
Bank of Saga Ltd. (The)	5,000	13,322
Bank of the Ryukyus Ltd.	1,500	20,669
Belc Co. Ltd.	500	22,248
Belluna Co. Ltd.	1,500	13,753
Benefit One Inc.	500	15,273
BML Inc.	1,000	21,818
Bunka Shutter Co. Ltd.	1,500	11,532
Cawachi Ltd.	500	13,134
Chori Co. Ltd.	500	8,913
Ci:z Holdings Co. Ltd.	1,000	29,335
CKD Corp.	2,000	25,029
Cocokara fine Inc.	500	23,639
CONEXIO Corp.	500	7,657
Corona Corp.	500	5,118
Create SD Holdings Co. Ltd.	1,000	23,486
Daihen Corp.	5,000	31,713
Daikyonishikawa Corp.	1,000	12,694
Daiwa Industries Ltd.	1,000	9,850
Daiwabo Holdings Co. Ltd.	5,000	17,583
DCM Holdings Co. Ltd.	3,000	26,133
Denyo Co. Ltd.	500	7,329
Doshisha Co. Ltd.	1,000	20,212
DTS Corp.	1,000	26,213
Eighteenth Bank Ltd. (The)	5,000	15,340
Eiken Chemical Co. Ltd.	500	13,726
Eizo Corp.	500	16,529
Elecom Co. Ltd.	500	10,335
en-japan Inc.	1,000	22,221
EPS Holdings Inc.	1,000	13,169
eRex Co. Ltd.	500	5,993
FCC Co. Ltd.	1,000	19,054
Foster Electric Co. Ltd.	1,000	16,686
Fuji Oil Holdings Inc.	2,000	46,883
Fujibo Holdings Inc.	500	13,636
Fujicco Co. Ltd.	1,000	22,867
Fujimori Kogyo Co. Ltd.	500	15,654
Fujitsu General Ltd.	1,500	31,825
Fukushima Industries Corp.	500	17,740
Funai Soken Holdings Inc.	1,000	19,216
Fuso Chemical Co. Ltd.	500	15,632
G-Tekt Corp.	500	8,814
Gecoss Corp.	500	5,436

Security	Shares	Value
Geo Holdings Corp.	1,000	$11,043
Godo Steel Ltd.	500	7,356
Gurunavi Inc.	1,000	20,086
Heiwado Co. Ltd.	1,000	21,450
Hibiya Engineering Ltd.	500	7,370
Hisaka Works Ltd.	1,000	8,558
Hogy Medical Co. Ltd.	500	32,116
Hokuetsu Bank Ltd. (The)	500	12,245
Idec Corp./Japan	1,000	10,998
Inaba Denki Sangyo Co. Ltd.	500	18,166
Inabata & Co. Ltd.	1,500	18,530
Ines Corp.	1,000	9,339
Istyle Inc.	1,000	8,083
ITOCHU Enex Co. Ltd.	2,000	16,668
Japan Lifeline Co. Ltd.	500	10,034
Justsystems Corp.	1,000	11,994
K&O Energy Group Inc.	500	7,755
Kaga Electronics Co. Ltd.	500	9,245
Kamei Corp.	1,000	11,016
Kanematsu Corp.	10,000	20,364
Kanematsu Electronics Ltd.	500	13,430
Kasai Kogyo Co. Ltd.	1,000	12,398
Kato Sangyo Co. Ltd.	1,000	24,545
Keiyo Bank Ltd. (The)	5,000	21,755
Kitz Corp.	3,000	20,992
Kohnan Shoji Co. Ltd.	1,000	19,315
Konishi Co. Ltd.	1,000	12,766
Konoike Transport Co. Ltd.	1,000	13,600
Kotobuki Spirits Co. Ltd.	500	13,479
Kurabo Industries Ltd.	5,000	11,169
Kureha Corp.	500	22,158
KYORIN Holdings Inc.	1,500	31,381
Kyudenko Corp.	1,000	28,662
Lasertec Corp.	1,000	13,017
Leopalace21 Corp.	8,000	42,487
Maeda Road Construction Co. Ltd.	1,000	18,426
Marudai Food Co. Ltd.	5,000	22,876
MCJ Co. Ltd.	1,500	17,305
Melco Holdings Inc.	500	14,152
Menicon Co. Ltd.	100	3,117
Mimasu Semiconductor Industry Co. Ltd.	500	7,738
Miroku Jyoho Service Co. Ltd.	500	9,478
Mitsubishi Steel Manufacturing Co. Ltd.	5,000	10,451
Mitsui Fudosan Logistics Park Inc.[a]	10	29,201

234

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Mitsui High-Tec Inc.	1,000	$9,473
Miyazaki Bank Ltd. (The)	5,000	15,340
Modec Inc.	500	10,527
Morita Holdings Corp.	1,000	14,614
Nagaileben Co. Ltd.	1,000	23,038
Neturen Co. Ltd.	1,000	8,253
Nichias Corp.	5,000	51,045
Nichiha Corp.	1,000	31,399
Nippon Ceramic Co. Ltd.	500	10,626
Nippon Flour Mills Co. Ltd.	2,500	37,476
Nippon Light Metal Holdings Co. Ltd.	18,500	41,325
Nippon Signal Co. Ltd.	1,500	14,372
Nippon Soda Co. Ltd.	5,000	27,092
Nippon Steel & Sumikin Bussan Corp.	500	20,566
Nishimatsuya Chain Co. Ltd.	1,500	15,946
Nisshin OilliO Group Ltd. (The)	5,000	29,604
Nissin Electric Co. Ltd.	1,500	17,736
Nitta Corp.	500	14,129
Nitto Kohki Co. Ltd.	500	11,658
Nojima Corp.	1,000	14,919
Noritake Co. Ltd./Nagoya Japan	500	13,407
Oita Bank Ltd. (The)	5,000	19,333
Okinawa Electric Power Co. Inc. (The)	1,500	36,588
Osaka Soda Co. Ltd.	5,000	22,697
Outsourcing Inc.	500	19,176
Pacific Industrial Co. Ltd.	1,500	21,059
Pack Corp. (The)	500	14,084
PALTAC Corp.	1,000	29,515
Paramount Bed Holdings Co. Ltd.	500	20,970
PC Depot Corp.	500	2,516
Piolax Inc.	1,500	34,476
Press Kogyo Co. Ltd.	4,500	21,800
Pressance Corp.	1,000	11,555
Prestige International Inc.	2,000	17,960
Prima Meat Packers Ltd.	5,000	23,056
Proto Corp.	500	6,549
Raito Kogyo Co. Ltd.	1,500	14,910
Relo Group Inc.	5,000	82,085
Ryobi Ltd.	5,000	21,979
Ryosan Co. Ltd.	1,000	32,699
Ryoyo Electro Corp.	1,000	14,641
S Foods Inc.[a]	500	15,587
Sakai Chemical Industry Co. Ltd.	5,000	17,135
Sakata INX Corp.	1,500	21,181
Sanyo Special Steel Co. Ltd.	5,000	27,496

Security	Shares	Value
Seiren Co. Ltd.	1,500	$22,257
Sekisui Jushi Corp.	1,000	17,619
Septeni Holdings Co. Ltd.[a]	3,000	10,469
Shikoku Bank Ltd. (The)	5,000	14,398
Shin-Etsu Polymer Co. Ltd.	2,000	15,107
Shinko Plantech Co. Ltd.	1,500	11,209
Shizuoka Gas Co. Ltd.	2,000	13,582
Showa Sangyo Co. Ltd.	5,000	26,778
SIIX Corp.	500	19,938
Sintokogio Ltd.	1,500	13,053
Sosei Group Corp.[b]	500	51,359
Stella Chemifa Corp.	500	13,196
Sumitomo Bakelite Co. Ltd.	5,000	32,116
Sumitomo Densetsu Co. Ltd.	500	5,764
Sumitomo Real Estate Sales Co. Ltd.	1,000	32,206
Sun Frontier Fudousan Co. Ltd.	500	4,369
T-Gaia Corp.	1,000	17,251
Tachi-S Co. Ltd.	1,000	19,162
Taiho Kogyo Co. Ltd.	500	6,544
Takuma Co. Ltd.	2,000	20,759
Tatsuta Electric Wire and Cable Co. Ltd.	3,500	17,238
TechnoPro Holdings Inc.	1,000	39,114
Teikoku Sen-I Co. Ltd.	500	7,917
TKC Corp.	500	13,591
Tocalo Co. Ltd.	500	13,479
Tochigi Bank Ltd. (The)	3,500	16,704
Toho Bank Ltd. (The)	5,000	18,346
Toho Holdings Co. Ltd.	1,500	32,565
Tokai Corp./Gifu	500	18,458
Tokyo Seimitsu Co. Ltd.	1,500	46,492
Tokyo TY Financial Group Inc.	500	14,533
Tokyu Construction Co. Ltd.	2,500	20,387
TOMONY Holdings Inc.	4,500	23,899
Topre Corp.	1,000	26,635
Topy Industries Ltd.	500	13,614
Toridoll Holdings Corp.	500	12,044
Totetsu Kogyo Co. Ltd.	500	14,466
Towa Bank Ltd. (The)	15,000	15,610
Towa Pharmaceutical Co. Ltd.	500	24,939
Toyo Construction Co. Ltd.	2,500	8,993
Toyo Corp./Chuo-ku	1,000	9,725
Toyo Kanetsu KK	5,000	12,784
Toyo Kohan Co. Ltd.	2,500	8,949
TPR Co. Ltd.	500	16,843

235

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Trusco Nakayama Corp.	1,000	$22,831
Tsukuba Bank Ltd.	4,000	11,519
Tsukui Corp.	2,000	11,339
Tsurumi Manufacturing Co. Ltd.	500	7,284
UKC Holdings Corp.	500	9,110
Unipres Corp.	1,000	21,145
Unitika Ltd.[b]	20,000	16,327
Valor Holdings Co. Ltd.	1,000	23,899
Vital KSK Holdings Inc.	1,000	8,810
W-Scope Corp.	1,000	13,465
Wakita & Co. Ltd.	1,500	17,292
Warabeya Nichiyo Holdings Co. Ltd.	500	12,322
Yahagi Construction Co. Ltd.	1,000	8,899
YAMABIKO Corp.	2,000	23,809
Yamanashi Chuo Bank Ltd. (The)	5,000	22,069
Yamato Kogyo Co. Ltd.	1,000	25,011
Yellow Hat Ltd.	500	11,492
Yodogawa Steel Works Ltd.	500	12,950
Yondoshi Holdings Inc.	500	11,905
Yonex Co. Ltd.[a]	2,000	20,131
Yorozu Corp.	500	7,648
Yuasa Trading Co. Ltd.	500	14,466
Zojirushi Corp.	1,000	13,582

		3,757,159
NETHERLANDS — 1.12%
Accell Group	665	23,173
AMG Advanced Metallurgical Group NV	635	16,651
BE Semiconductor Industries NV	950	49,614
Corbion NV	1,625	50,432
Kendrion NV	375	13,386

		153,256
NEW ZEALAND — 0.24%
Metlifecare Ltd.	3,345	13,343
Summerset Group Holdings Ltd.	5,490	19,599

		32,942
NORWAY — 2.69%
Atea ASA	2,465	29,926
Austevoll Seafood ASA	2,520	20,298
Bakkafrost P/F	1,100	37,367
Borregaard ASA	2,970	33,456
Kongsberg Automotive ASA[b]	11,215	8,235
Leroy Seafood Group ASA	795	40,054
Ocean Yield ASA[a]	1,400	10,541
Salmar ASA	1,480	35,192

Security	Shares	Value
Sparebank 1 Nord Norge	2,620	$17,357
Stolt-Nielsen Ltd.	645	9,976
Subsea 7 SA	7,116	117,956
Wallenius Wilhelmsen Logistics[b]	1,735	8,810

		369,168
PORTUGAL — 0.05%
Corticeira Amorim SGPS SA	630	7,546

		7,546
SINGAPORE — 0.82%
Accordia Golf Trust	22,500	11,993
Ascendas India Trust[a]	21,500	17,690
Chip Eng Seng Corp. Ltd.	16,000	8,471
Manulife US Real Estate Investment Trust[a]	16,000	13,440
QAF Ltd.	8,000	7,670
RHT Health Trust	17,000	11,494
Riverstone Holdings Ltd./Singapore	11,000	6,965
Sheng Siong Group Ltd.	17,000	11,919
Yanlord Land Group Ltd.	17,000	22,684

		112,326
SPAIN — 0.57%
Cia. de Distribucion Integral Logista Holdings SA	1,166	27,871
Faes Farma SA	7,405	26,610
Miquel y Costas & Miquel SA	496	15,323
Papeles y Cartones de Europa SA	1,145	8,603

		78,407
SWEDEN — 3.81%
Attendo ABc	2,640	26,982
Avanza Bank Holding AB	680	27,308
B&B Tools AB Class B	715	16,392
Bilia AB Class A	1,156	23,173
BioGaia AB Class B	400	16,127
Byggmax Group AB	1,585	10,695
Catena Media PLC[b]	825	9,736
Concentric AB	1,340	22,094
Duni AB	910	12,898
Evolution Gaming Group ABc	570	25,169
Granges AB	2,036	21,154
Haldex AB	1,144	15,374
Investment AB Oresund	860	15,734
Inwido AB	1,540	22,131
ITAB Shop Concept AB Class B	1,095	8,687
Kambi Group PLC[b]	696	7,153

236

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
KappAhl AB	1,690	$9,781
Lifco AB Class B	1,180	35,914
Mycronic AB	1,840	18,182
NetEnt AB	5,040	38,904
New Wave Group AB Class B	1,540	10,913
Nolato AB Class B	580	18,471
Oriflame Holding AG	1,135	46,529
Probi AB	160	8,032
RaySearch Laboratories AB	575	14,416
Starbreeze ABb	5,400	10,123
Tethys Oil AB	1,380	10,637
Vitrolife AB	366	20,874

		523,583
SWITZERLAND — 5.69%
APG SGA SA	40	19,127
Ascom Holding AG Registered	1,045	19,736
Autoneum Holding AG	75	22,151
Bell AG	30	12,876
BKW AG	345	18,681
Bossard Holding AG	165	32,852
Burkhalter Holding AG	105	15,822
Comet Holding AG Registered	200	26,702
Feintool International Holding AG	70	8,895
Forbo Holding AG Registered	30	49,154
Gurit Holding AG Bearer	15	13,064
Huber & Suhner AG Registered	410	27,596
Inficon Holding AG Registered	50	26,244
Intershop Holdings AG	30	14,443
Kardex AG Bearer	210	23,121
Komax Holding AG Registered	95	25,338
Mobilezone Holding AG	515	7,864
Orior AG	180	13,806
Rieter Holding AG Registered	90	19,963
Schweiter Technologies AG Bearer	30	36,044
Siegfried Holding AG Registered	90	25,722
Straumann Holding AG Registered	270	142,398
Swissquote Group Holding SA Registered	290	7,982
Tecan Group AG Registered	290	49,467
u-blox Holding AG	180	39,871
VAT Group AGb,c	410	52,638
Walter Meier AG	160	7,136
Ypsomed Holding AG	70	13,466
Zehnder Group AG	270	9,141

		781,300

Security	Shares	Value
UNITED KINGDOM — 21.76%
888 Holdings PLC	4,255	$15,386
Abcam PLC	5,011	55,559
Acacia Mining PLC	4,886	25,007
Advanced Medical Solutions Group PLC	5,895	20,134
Amec Foster Wheeler PLC	11,000	77,276
Beazley PLC	14,475	82,361
Bellway PLC	3,425	126,109
BGEO Group PLC	1,085	50,534
boohoo.com PLC[b]	18,395	44,860
Bovis Homes Group PLC	3,750	44,659
Brewin Dolphin Holdings PLC	7,815	33,062
Cape PLC	4,065	12,661
Card Factory PLC	8,430	35,347
Centamin PLC	31,760	72,687
Chesnara PLC	3,790	18,767
Cineworld Group PLC	5,295	48,227
Clinigen Healthcare Ltd.[b]	2,440	27,622
CMC Markets PLC[c]	3,715	6,032
Conviviality PLC	4,745	18,662
Costain Group PLC	2,700	17,012
Crest Nicholson Holdings PLC	7,065	55,162
CVS Group PLC	1,576	26,812
Dart Group PLC	2,765	21,767
Debenhams PLC	24,210	16,037
Diploma PLC	3,270	46,917
Domino’s Pizza Group PLC	13,875	59,327
EI Group PLC[b]	13,835	25,014
Electrocomponents PLC	12,300	82,589
EMIS Group PLC	1,490	18,101
Entertainment One Ltd.	9,585	30,667
esure Group PLC	8,525	27,022
Ferrexpo PLC	4,660	9,532
Forterra PLC[c]	2,260	6,878
Foxtons Group PLC	7,290	9,667
Galliford Try PLC	2,315	43,128
Genus PLC	1,670	37,054
Greggs PLC	2,796	38,886
GVC Holdings PLC	7,700	74,415
Halfords Group PLC	4,661	22,541
Hastings Group Holdings PLC[c]	3,590	14,041
Hochschild Mining PLC	6,695	22,018
Hostelworld Group PLC[c]	2,870	11,436
Hurricane Energy PLC[b]	21,465	16,315

237

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Ibstock PLC[c]	5,755	$17,050
Indivior PLC	2,780	12,049
iomart Group PLC	2,485	9,701
ITE Group PLC	8,060	18,457
J Sainsbury PLC	1	4
Jackpotjoy PLC[a,b]	1,745	12,823
JD Sports Fashion PLC	9,275	53,398
John Laing Group PLC[c]	10,300	38,325
John Menzies PLC	2,290	20,487
John Wood Group PLC	10,190	100,127
Kainos Group PLC	1,540	4,837
Kcom Group PLC	16,230	18,583
Keller Group PLC	2,070	24,799
Laird PLC	13,662	26,513
Lancashire Holdings Ltd.	5,061	44,688
Lookers PLC	8,955	15,061
Majestic Wine PLC[a]	1,955	9,649
Melrose Industries PLC	51,795	158,478
Moneysupermarket.com Group PLC	15,166	67,869
NewRiver REIT PLC	6,346	28,563
Northgate PLC	3,665	25,605
On the Beach Group PLC[c]	1,806	7,839
Pantheon Resources PLC[b]	5,895	5,567
Petra Diamonds Ltd.[b]	14,300	23,995
Plus500 Ltd.	2,205	13,493
Premier Foods PLC[b]	20,530	11,355
QinetiQ Group PLC	16,560	62,945
Redcentric PLC	4,015	4,649
Redde PLC	8,560	19,713
Redrow PLC	6,165	45,981
Restore PLC	3,115	17,249
RPS Group PLC	6,565	21,595
Safestore Holdings PLC	5,790	30,338
Savills PLC	3,815	45,852
Scapa Group PLC[a]	4,555	23,292
Schroder REIT Ltd.	15,045	12,749
Shawbrook Group PLC[b,c]	3,155	13,960
Sound Energy PLC[a,b]	15,290	13,748
Standard Life Investment Property Income Trust Ltd.	9,285	10,841
Stobart Group Ltd.	8,960	25,966
Stock Spirits Group PLC	5,105	11,558
SuperGroup PLC	1,370	28,270
Synthomer PLC	7,960	50,935
Telecom Plus PLC	1,740	28,139

Security	Shares	Value
Telford Homes PLC[a]	2,325	$12,754
Telit Communications PLC[a]	2,475	11,904
TP ICAP PLC	13,350	79,121
WH Smith PLC	3,075	70,376
ZPG PLC[c]	6,375	30,516

		2,989,056

TOTAL COMMON STOCKS (Cost: $12,360,808)		13,560,455

PREFERRED STOCKS — 0.71%

GERMANY — 0.71%
Sartorius AG, Preference Shares[a]	975	89,249
STO SE & Co. KgaA, Preference Shares	70	8,042

		97,291

TOTAL PREFERRED STOCKS (Cost: $76,474)		97,291

SHORT-TERM INVESTMENTS — 3.67%

MONEY MARKET FUNDS — 3.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	496,586	496,785
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	7,313	7,313

		504,098

TOTAL SHORT-TERM INVESTMENTS (Cost: $504,062)		504,098

TOTAL INVESTMENTS IN SECURITIES — 103.12% (Cost: $12,941,344)[g]		14,161,844
Other Assets, Less Liabilities — (3.12)%		(427,977)

NET ASSETS — 100.00%		$13,733,867

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $12,973,815. Net unrealized appreciation was $1,188,029, of which $1,481,188 represented gross unrealized appreciation on securities and $293,159 represented gross unrealized depreciation on securities.

238

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$13,498,667	$61,788	$—	$13,560,455
Preferred stocks	97,291	—	—	97,291
Money market funds	504,098	—	—	504,098

Total	$14,100,056	$61,788	$—	$14,161,844

239

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 2.68%
Huntington Ingalls Industries Inc.	8,288	$1,664,976
L3 Technologies Inc.	13,749	2,361,666
Northrop Grumman Corp.	24,890	6,121,944

		10,148,586
AIRLINES — 0.93%
American Airlines Group Inc.	23,090	984,096
Southwest Airlines Co.	27,462	1,543,913
United Continental Holdings Inc.[a]	14,146	993,191

		3,521,200
AUTO COMPONENTS — 1.32%
Autoliv Inc.	15,693	1,572,282
Goodyear Tire & Rubber Co. (The)	45,672	1,654,696
Lear Corp.	12,489	1,781,681

		5,008,659
AUTOMOBILES — 2.14%
General Motors Co.	233,574	8,091,003

		8,091,003
BANKS — 0.87%
Citizens Financial Group Inc.	89,871	3,299,164

		3,299,164
BEVERAGES — 0.77%
Dr Pepper Snapple Group Inc.	31,746	2,909,521

		2,909,521
BIOTECHNOLOGY — 2.04%
Gilead Sciences Inc.	98,959	6,783,639
United Therapeutics Corp.[a]	7,567	951,172

		7,734,811
BUILDING PRODUCTS — 0.37%
AO Smith Corp.	26,307	1,417,421

		1,417,421
CAPITAL MARKETS — 0.66%
Eaton Vance Corp. NVS	19,851	852,203
Raymond James Financial Inc.	22,044	1,642,719

		2,494,922
CHEMICALS — 3.02%
Celanese Corp. Series A	25,459	2,215,951
Eastman Chemical Co.	25,508	2,034,263

Security	Shares	Value
International Flavors & Fragrances Inc.	14,143	$1,960,079
LyondellBasell Industries NV Class A	61,525	5,214,859

		11,425,152
COMMUNICATIONS EQUIPMENT — 0.65%
Harris Corp.	22,100	2,472,769

		2,472,769
CONSTRUCTION & ENGINEERING — 0.65%
Fluor Corp.	24,803	1,272,890
Jacobs Engineering Group Inc.	21,595	1,185,997

		2,458,887
CONTAINERS & PACKAGING — 1.42%
Avery Dennison Corp.	15,878	1,321,209
Packaging Corp. of America	16,772	1,656,738
WestRock Co.	44,666	2,392,311

		5,370,258
DISTRIBUTORS — 0.63%
Genuine Parts Co.	25,797	2,373,840

		2,373,840
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.75%
AT&T Inc.	295,546	11,712,488
CenturyLink Inc.	97,254	2,496,510

		14,208,998
ELECTRIC UTILITIES — 4.06%
Edison International	54,919	4,391,873
Entergy Corp.	31,851	2,428,957
Exelon Corp.	163,975	5,678,454
OGE Energy Corp.	35,654	1,240,046
Pinnacle West Capital Corp.	19,208	1,634,409

		15,373,739
ELECTRICAL EQUIPMENT — 0.92%
Rockwell Automation Inc.	22,259	3,502,454

		3,502,454
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.73%
Arrow Electronics Inc.[a]	15,957	1,124,969
Avnet Inc.	22,772	881,049
Corning Inc.	168,962	4,874,554
Flex Ltd.[a]	96,140	1,486,324

240

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

April 30, 2017

Security	Shares	Value
FLIR Systems Inc.	23,728	$871,529
TE Connectivity Ltd.	63,121	4,883,672

		14,122,097
ENERGY EQUIPMENT & SERVICES — 0.54%
Core Laboratories NV	7,880	873,262
Helmerich & Payne Inc.	19,269	1,168,472

		2,041,734
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.58%
HCP Inc.	83,163	2,607,160
Liberty Property Trust	26,246	1,064,800
Mid-America Apartment Communities Inc.	20,200	2,004,042
National Retail Properties Inc.	26,266	1,108,950
Public Storage	26,183	5,482,197
Realty Income Corp.	45,992	2,683,633
Ventas Inc.	62,972	4,030,838
VEREIT Inc.	173,445	1,451,735
Weyerhaeuser Co.	132,875	4,500,476

		24,933,831
FOOD PRODUCTS — 5.02%
Archer-Daniels-Midland Co.	102,209	4,676,062
Bunge Ltd.	24,808	1,960,576
Campbell Soup Co.	34,551	1,988,065
Hormel Foods Corp.	50,299	1,764,489
Ingredion Inc.	12,893	1,596,411
JM Smucker Co. (The)	20,707	2,623,991
McCormick & Co. Inc./MD	10,701	1,069,030
Tyson Foods Inc. Class A	51,670	3,320,314

		18,998,938
GAS UTILITIES — 0.80%
Atmos Energy Corp.	18,517	1,500,247
UGI Corp.	30,853	1,547,587

		3,047,834
HEALTH CARE EQUIPMENT & SUPPLIES — 2.83%
Align Technology Inc.[a]	12,810	1,724,482
Edwards Lifesciences Corp.[a]	38,016	4,169,215
ResMed Inc.	25,080	1,705,189
Teleflex Inc.	7,847	1,623,466
Varian Medical Systems Inc.[a]	16,637	1,509,641

		10,731,993

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 8.63%
Aetna Inc.	60,399	$8,158,093
Anthem Inc.	45,333	8,064,288
Cardinal Health Inc.	56,422	4,095,673
Cigna Corp.	44,225	6,915,463
MEDNAX Inc.[a,b]	16,100	971,796
Quest Diagnostics Inc.	24,670	2,602,932
Universal Health Services Inc. Class B	15,432	1,863,568

		32,671,813
HOUSEHOLD PRODUCTS — 2.18%
Kimberly-Clark Corp.	63,591	8,250,932

		8,250,932
INSURANCE — 10.29%
Aflac Inc.	71,086	5,322,920
Alleghany Corp.[a]	1,520	928,264
Arch Capital Group Ltd.[a]	21,825	2,116,370
Assurant Inc.	10,173	979,050
Axis Capital Holdings Ltd.	15,769	1,039,177
Cincinnati Financial Corp.	26,977	1,944,772
FNF Group	42,531	1,741,644
Lincoln National Corp.	40,645	2,679,725
Loews Corp.	49,721	2,317,993
Markel Corp.[a,b]	2,413	2,339,645
MetLife Inc.	120,858	6,261,653
Principal Financial Group Inc.	50,032	3,258,584
Reinsurance Group of America Inc.	11,372	1,421,955
Torchmark Corp.	20,167	1,547,011
Unum Group	41,283	1,912,641
WR Berkley Corp.	16,762	1,139,481
XL Group Ltd.	47,858	2,002,857

		38,953,742
INTERNET SOFTWARE & SERVICES — 0.43%
MercadoLibre Inc.	7,071	1,618,623

		1,618,623
IT SERVICES — 5.40%
Accenture PLC Class A	70,065	8,498,884
Broadridge Financial Solutions Inc.	21,208	1,483,288
DXC Technology Co.[a]	50,447	3,800,677
Paychex Inc.	56,107	3,326,023

241

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

April 30, 2017

Security	Shares	Value
Total System Services Inc.	28,570	$1,637,347
Western Union Co. (The)	86,354	1,714,990

		20,461,209
LIFE SCIENCES TOOLS & SERVICES — 2.09%
Agilent Technologies Inc.	56,411	3,105,425
Mettler-Toledo International Inc.[a]	4,661	2,393,051
Waters Corp.[a]	14,326	2,433,844

		7,932,320
MACHINERY — 1.17%
AGCO Corp.	11,559	739,661
Cummins Inc.	24,477	3,694,558

		4,434,219
MEDIA — 1.12%
News Corp. Class A	68,113	866,398
Omnicom Group Inc.	40,910	3,359,529

		4,225,927
METALS & MINING — 1.73%
Newmont Mining Corp.	94,385	3,191,157
Nucor Corp.	54,883	3,365,974

		6,557,131
MULTI-UTILITIES — 3.16%
Ameren Corp.	41,881	2,290,472
Consolidated Edison Inc.	52,300	4,146,344
Public Service Enterprise Group Inc.	89,871	3,958,817
SCANA Corp.	23,448	1,554,837

		11,950,470
OIL, GAS & CONSUMABLE FUELS — 3.81%
Marathon Petroleum Corp.	24,195	1,232,493
Phillips 66	81,178	6,458,522
Tesoro Corp.	20,381	1,624,569
Valero Energy Corp.	79,442	5,132,748

		14,448,332
PROFESSIONAL SERVICES — 0.32%
ManpowerGroup Inc.	11,939	1,205,600

		1,205,600
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.24%
Jones Lang LaSalle Inc.	8,061	925,886

		925,886
ROAD & RAIL — 0.12%
AMERCO	1,241	464,705

		464,705

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.07%
Marvell Technology Group Ltd.	77,513	$1,164,245
NVIDIA Corp.	85,312	8,898,042
Qorvo Inc.[a]	22,764	1,548,635

		11,610,922
SOFTWARE — 2.48%
CA Inc.	55,786	1,831,454
CDK Global Inc.	22,618	1,470,396
Intuit Inc.	24,395	3,054,498
Microsoft Corp.	15,188	1,039,771
Synopsys Inc.[a]	26,928	1,984,594

		9,380,713
SPECIALTY RETAIL — 2.84%
Best Buy Co. Inc.	49,453	2,562,160
Dick’s Sporting Goods Inc.	15,700	793,635
Foot Locker Inc.	23,140	1,789,648
Ross Stores Inc.	68,752	4,468,880
Staples Inc.	116,094	1,134,238

		10,748,561
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.03%
Apple Inc.	31,587	4,537,473
Hewlett Packard Enterprise Co.	295,953	5,513,604
NetApp Inc.	49,571	1,975,404
Seagate Technology PLC	50,580	2,130,935
Xerox Corp.	153,613	1,104,478

		15,261,894
WIRELESS TELECOMMUNICATION SERVICES — 0.34%
Sprint Corp.[a,b]	141,839	1,280,806

		1,280,806

TOTAL COMMON STOCKS (Cost: $356,064,827)		378,071,616

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	538,569	538,784

242

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

April 30, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]	310,335	$310,335

		849,119

TOTAL SHORT-TERM INVESTMENTS
(Cost: $849,120)		849,119

TOTAL INVESTMENTS IN SECURITIES — 100.06% (Cost: $356,913,947)[f]		378,920,735
Other Assets, Less Liabilities — (0.06)%		(220,975)

NET ASSETS — 100.00%		$378,699,760

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $357,374,612. Net unrealized appreciation was $21,546,123, of which $25,224,150 represented gross unrealized appreciation on securities and $3,678,027 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$378,071,616	$—	$—	$378,071,616
Money market funds	849,119	—	—	849,119

Total	$378,920,735	$—	$—	$378,920,735

243

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 0.48%
DigitalGlobe Inc.[a]	4,602	$148,184
Kratos Defense & Security Solutions Inc.[a]	5,413	41,247
National Presto Industries Inc.	365	38,088

		227,519
AIR FREIGHT & LOGISTICS — 0.43%
Air Transport Services Group Inc.[a]	1,096	20,155
Atlas Air Worldwide Holdings Inc.[a]	460	26,680
Echo Global Logistics Inc.[a]	1,929	36,169
Hub Group Inc. Class Aa	2,417	94,626
Park-Ohio Holdings Corp.	605	23,807

		201,437
AIRLINES — 0.19%
Hawaiian Holdings Inc.[a]	1,002	54,408
SkyWest Inc.	969	36,047

		90,455
AUTO COMPONENTS — 1.42%
Cooper Tire & Rubber Co.	3,959	151,630
Cooper-Standard Holding Inc.[a]	982	111,035
Fox Factory Holding Corp.[a]	2,598	78,070
LCI Industries	1,731	175,090
Standard Motor Products Inc.	1,524	77,465
Superior Industries International Inc.	1,624	35,322
Tower International Inc.	1,458	39,512

		668,124
AUTOMOBILES — 0.89%
Thor Industries Inc.	3,689	354,808
Winnebago Industries Inc.	2,244	64,403

		419,211
BANKS — 11.15%
1st Source Corp.	1,219	58,890
Ameris Bancorp.	2,723	128,253
Arrow Financial Corp.	908	31,099
Banc of California Inc.	2,941	63,820
BancFirst Corp.	500	48,025
Bancorp. Inc. (The)[a]	4,249	27,406
Berkshire Hills Bancorp. Inc.	2,232	83,700
Blue Hills Bancorp. Inc.	1,735	31,403
BNC Bancorp.	3,307	110,619
Bridge Bancorp. Inc.	1,283	46,509
Brookline Bancorp. Inc.	5,041	73,347
Bryn Mawr Bank Corp.	846	36,293

Security	Shares	Value
Camden National Corp.	1,093	$46,726
Cascade Bancorp.[a]	2,629	19,665
CenterState Banks Inc.	3,742	94,411
Central Pacific Financial Corp.	2,210	69,129
Chemical Financial Corp.	4,756	225,672
City Holding Co.	1,056	75,071
CoBiz Financial Inc.	2,573	42,274
Community Trust Bancorp. Inc.	1,126	50,614
ConnectOne Bancorp. Inc.	2,150	47,730
CU Bancorp.[a]	1,260	46,966
Enterprise Financial Services Corp.	1,491	62,995
Fidelity Southern Corp.	1,564	35,221
Financial Institutions Inc.	987	33,064
First BanCorp./Puerto Rico[a]	12,124	71,289
First Busey Corp.	2,165	64,842
First Community Bancshares Inc./VA	1,063	28,127
First Financial Bancorp.	4,345	120,139
First Financial Corp./IN	683	33,330
First Hawaiian Inc.	4,141	123,278
First Interstate BancSystem Inc.	1,454	54,888
First Merchants Corp.	2,734	113,133
First NBC Bank Holding Co.[a]	1,606	4,256
German American Bancorp. Inc.	1,368	44,980
Great Southern Bancorp. Inc.	720	36,108
Great Western Bancorp. Inc.	4,119	169,703
Hanmi Financial Corp.	2,293	66,612
HarborOne Bancorp Inc.[a]	1,064	22,152
Heartland Financial USA Inc.	1,460	70,080
Heritage Financial Corp./WA	2,235	59,004
HomeTrust Bancshares Inc.[a,b]	1,294	32,350
Hope Bancorp Inc.	9,007	164,918
Independent Bank Corp./Rockland MA	1,756	111,155
Independent Bank Group Inc.	824	49,564
Lakeland Bancorp. Inc.	3,142	61,112
Lakeland Financial Corp.	1,772	80,909
MainSource Financial Group Inc.	1,701	58,174
Mercantile Bank Corp.	1,228	41,298
National Bank Holdings Corp. Class A	1,944	61,372
NBT Bancorp. Inc.	3,027	115,571
OFG Bancorp.	3,280	38,376
Opus Bank	1,705	38,448
Pacific Premier Bancorp. Inc.[a]	2,641	96,529
Park Sterling Corp.	3,579	44,022
Peoples Bancorp. Inc./OH	1,101	36,861

244

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Popular Inc.	7,270	$304,686
Preferred Bank/Los Angeles CA	884	46,843
QCR Holdings Inc.	929	42,362
Republic Bancorp. Inc./KY Class A	768	27,633
S&T Bancorp. Inc.	2,363	84,973
Sandy Spring Bancorp. Inc.	1,720	74,390
ServisFirst Bancshares Inc.	3,114	117,709
Simmons First National Corp. Class A	1,985	108,480
State Bank Financial Corp.	2,527	67,875
Stock Yards Bancorp. Inc.	1,604	65,764
Tompkins Financial Corp.	904	74,734
TowneBank/Portsmouth VA	4,153	134,765
TriCo Bancshares	1,527	54,147
Tristate Capital Holdings Inc.[a]	1,691	42,106
Union Bankshares Corp.	3,087	105,699
Univest Corp. of Pennsylvania	1,889	57,237
WesBanco Inc.	2,648	105,417
Xenith Bankshares Inc.[a]	628	16,969

		5,233,271
BEVERAGES — 0.25%
MGP Ingredients Inc.	872	45,658
National Beverage Corp.	821	72,732

		118,390
BIOTECHNOLOGY — 2.54%
AMAG Pharmaceuticals Inc.[a,b]	2,547	62,147
Blueprint Medicines Corp.[a]	2,267	105,597
Eagle Pharmaceuticals Inc./DEa	692	62,688
Emergent BioSolutions Inc.[a,b]	2,440	72,980
Enanta Pharmaceuticals Inc.[a]	1,077	34,195
Exelixis Inc.[a]	20,088	449,971
Five Prime Therapeutics Inc.[a]	1,909	66,548
MiMedx Group Inc.[a,b]	7,741	98,233
PDL BioPharma Inc.	11,575	26,044
Repligen Corp.[a]	2,518	92,637
Vanda Pharmaceuticals Inc.[a]	2,952	45,018
Xencor Inc.[a]	2,889	74,161

		1,190,219
BUILDING PRODUCTS — 1.29%
AAON Inc.	3,010	110,317
American Woodmark Corp.[a]	1,043	95,852
Apogee Enterprises Inc.	180	9,810
Armstrong Flooring Inc.[a]	1,434	27,519
Gibraltar Industries Inc.[a]	2,221	87,174
Insteel Industries Inc.	1,351	47,028

Security	Shares	Value
Patrick Industries Inc.[a,b]	1,188	$84,407
Universal Forest Products Inc.	1,505	143,411

		605,518
CAPITAL MARKETS — 0.59%
Cowen Group Inc. Class Aa,b	1,713	27,237
Diamond Hill Investment Group Inc.	231	46,697
INTL. FCStone Inc.[a]	1,167	43,587
KCG Holdings Inc. Class Aa	3,085	61,391
Piper Jaffray Companies	1,145	71,677
PJT Partners Inc. Class A	745	25,822

		276,411
CHEMICALS — 2.20%
AdvanSix Inc.[a]	2,166	59,045
American Vanguard Corp.	1,990	33,333
Chase Corp.	524	53,710
FutureFuel Corp.	1,829	28,276
Hawkins Inc.	719	36,741
Ingevity Corp.[a]	3,119	197,214
Innophos Holdings Inc.	1,444	69,225
Innospec Inc.	1,777	117,282
Koppers Holdings Inc.[a]	1,540	65,373
Kraton Corp.[a,b]	2,298	75,168
Quaker Chemical Corp.	984	142,287
Stepan Co.	1,493	126,606
Tredegar Corp.	1,575	27,011

		1,031,271
COMMERCIAL SERVICES & SUPPLIES — 2.31%
ACCO Brands Corp.[a,b]	7,942	113,173
Brady Corp. Class A	3,324	129,470
Casella Waste Systems Inc. Class Aa,b	2,737	41,192
Ennis Inc.	1,959	34,478
InnerWorkings Inc.[a,b]	2,906	30,774
Kimball International Inc. Class B	2,345	41,671
Knoll Inc.	3,455	82,782
LSC Communications Inc.	2,444	63,226
McGrath RentCorp	1,693	58,933
Quad/Graphics Inc.	2,195	57,641
Tetra Tech Inc.	4,218	185,381
UniFirst Corp./MA	1,074	149,501
Viad Corp.	1,518	68,614
VSE Corp.	624	26,614

		1,083,450

245

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 2.21%
ADTRAN Inc.	3,458	$69,160
Comtech Telecommunications Corp.	1,782	24,966
Finisar Corp.[a]	8,158	186,329
InterDigital Inc./PA	2,535	227,896
Lumentum Holdings Inc.[a]	3,564	152,361
NETGEAR Inc.[a]	2,451	115,565
Oclaro Inc.[a]	12,333	98,787
Plantronics Inc.	2,341	127,819
ShoreTel Inc.[a]	4,991	32,691

		1,035,574
CONSTRUCTION & ENGINEERING — 1.93%
Aegion Corp.[a]	2,550	58,191
Comfort Systems USA Inc.	2,600	95,420
MasTec Inc.[a]	4,878	215,364
MYR Group Inc.[a]	1,205	50,923
Quanta Services Inc.[a]	11,133	394,553
Tutor Perini Corp.[a]	2,929	90,360

		904,811
CONSTRUCTION MATERIALS — 0.03%
U.S. Lime & Minerals Inc.	182	14,400

		14,400
CONSUMER FINANCE — 0.13%
Ezcorp Inc. Class Aa,b	3,755	33,983
World Acceptance Corp.[a,b]	489	25,868

		59,851
DISTRIBUTORS — 0.03%
Weyco Group Inc.	487	13,617

		13,617
DIVERSIFIED CONSUMER SERVICES — 1.47%
American Public Education Inc.[a]	1,125	24,863
Bridgepoint Education Inc.[a]	1,409	17,190
Capella Education Co.	850	81,005
Carriage Services Inc.	1,077	29,456
DeVry Education Group Inc.	4,401	166,578
Grand Canyon Education Inc.[a]	3,325	249,907
K12 Inc.[a]	2,731	51,479
Strayer Education Inc.	788	68,327

		688,805
DIVERSIFIED FINANCIAL SERVICES — 0.53%
FNFV Group[a]	5,014	68,692
Texas Pacific Land Trust	589	180,888

		249,580

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.39%
IDT Corp. Class B	1,265	$19,215
Iridium Communications Inc.[a,b]	6,169	65,391
Vonage Holdings Corp.[a]	14,574	97,792

		182,398
ELECTRIC UTILITIES — 0.29%
El Paso Electric Co.	2,600	134,160

		134,160
ELECTRICAL EQUIPMENT — 0.48%
AZZ Inc.	1,839	108,593
Babcock & Wilcox Enterprises Inc.[a]	3,303	30,949
Encore Wire Corp.	1,430	63,206
Powell Industries Inc.	696	24,005

		226,753
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.59%
AVX Corp.	3,735	63,159
Benchmark Electronics Inc.[a]	3,625	114,913
Coherent Inc.[a]	1,814	391,098
CTS Corp.	2,331	51,515
Daktronics Inc.	2,836	26,829
ePlus Inc.[a]	998	71,108
Fabrinet[a]	2,200	76,274
II-VI Inc.[a]	4,145	137,407
Insight Enterprises Inc.[a]	2,630	110,723
Itron Inc.[a,b]	2,686	174,187
Jabil Circuit Inc.	11,713	339,911
Kimball Electronics Inc.[a]	2,023	34,897
Littelfuse Inc.	1,667	256,968
Mesa Laboratories Inc.	237	33,137
Methode Electronics Inc.	2,603	115,964
MTS Systems Corp.	1,243	57,737
Novanta Inc.[a,b]	2,435	68,302
OSI Systems Inc.[a]	1,347	104,258
Park Electrochemical Corp.	1,469	25,443
PC Connection Inc.	902	25,923
Plexus Corp.[a]	2,488	129,351
Rogers Corp.[a]	1,222	125,793
Sanmina Corp.[a]	5,430	202,267
ScanSource Inc.[a]	1,872	73,944
SYNNEX Corp.	2,205	239,088
Tech Data Corp.[a]	2,605	249,168

246

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
TTM Technologies Inc.[a,b]	5,965	$99,794
Vishay Intertechnology Inc.	9,893	161,751

		3,560,909
ENERGY EQUIPMENT & SERVICES — 2.65%
Atwood Oceanics Inc.[a,b]	5,584	43,723
Exterran Corp.[a]	2,606	71,326
Matrix Service Co.[a]	2,006	23,571
McDermott International Inc.[a]	17,879	116,929
Natural Gas Services Group Inc.[a]	981	26,879
Newpark Resources Inc.[a]	6,348	48,562
Patterson-UTI Energy Inc.	15,737	340,627
PHI Inc. NVS[a]	989	11,601
Transocean Ltd.[a]	28,650	316,009
U.S. Silica Holdings Inc.	5,883	244,145

		1,243,372
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.18%
Agree Realty Corp.	1,922	93,179
CareTrust REIT Inc.	4,798	81,662
CoreCivic Inc.	8,663	298,440
CoreSite Realty Corp.	2,507	245,310
Easterly Government Properties Inc.[b]	2,636	53,036
Four Corners Property Trust Inc.	4,230	98,686
Franklin Street Properties Corp.	7,564	91,751
Getty Realty Corp.	2,024	51,814
LaSalle Hotel Properties	8,359	238,733
LTC Properties Inc.	567	27,125
MGM Growth Properties LLC Class Ab	4,259	121,893
Monmouth Real Estate Investment Corp.	4,670	70,050
National Health Investors Inc.	2,954	216,144
National Storage Affiliates Trust	2,797	68,527
One Liberty Properties Inc.	979	23,770
Parkway Inc.[b]	3,286	66,213
PS Business Parks Inc.[b]	1,504	182,796
Quality Care Properties Inc.[a]	6,996	121,381
Select Income REIT	4,470	112,018
Universal Health Realty Income Trust	430	29,993
Xenia Hotels & Resorts Inc.	7,855	137,148

		2,429,669
FOOD & STAPLES RETAILING — 0.44%
Ingles Markets Inc. Class A	830	38,761
SpartanNash Co.	2,778	102,230

Security	Shares	Value
Village Super Market Inc. Class A	573	$15,122
Weis Markets Inc.	907	52,434

		208,547
FOOD PRODUCTS — 1.35%
Calavo Growers Inc.	1,111	72,882
Farmer Bros. Co.[a,b]	602	21,371
Fresh Del Monte Produce Inc.	2,498	153,128
John B Sanfilippo & Son Inc.	612	44,982
Landec Corp.[a]	1,844	25,355
Omega Protein Corp.	1,535	30,930
Sanderson Farms Inc.	1,503	174,017
Seaboard Corp.	22	93,148
Seneca Foods Corp. Class Aa	515	19,158

		634,971
GAS UTILITIES — 0.71%
Chesapeake Utilities Corp.	1,096	80,337
ONE Gas Inc.	3,659	251,849

		332,186
HEALTH CARE EQUIPMENT & SUPPLIES — 5.03%
Abaxis Inc.	1,679	75,605
Analogic Corp.	928	66,677
AngioDynamics Inc.[a]	2,620	40,662
Anika Therapeutics Inc.[a]	1,098	50,651
Atrion Corp.	109	56,364
Cantel Medical Corp.	2,778	206,711
CONMED Corp.	1,758	86,423
CryoLife Inc.[a]	2,139	38,823
Exactech Inc.[a]	783	23,216
Globus Medical Inc. Class Aa,b	5,061	153,500
Haemonetics Corp.[a]	3,819	159,940
ICU Medical Inc.[a,b]	1,147	176,408
Integra LifeSciences Holdings Corp.[a]	4,185	192,384
Masimo Corp.[a]	3,485	358,049
Meridian Bioscience Inc.	3,155	46,694
Merit Medical Systems Inc.[a]	3,641	122,702
Natus Medical Inc.[a]	2,361	82,635
Neogen Corp.[a]	2,787	173,714
NxStage Medical Inc.[a]	4,140	123,745
OraSure Technologies Inc.[a]	4,174	54,721
Orthofix International NVa	1,278	50,545
Surmodics Inc.[a]	980	22,393

		2,362,562

247

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 5.60%
AAC Holdings Inc.[a]	775	$5,549
Aceto Corp.	2,190	34,712
Almost Family Inc.[a]	853	42,351
Amedisys Inc.[a]	1,881	101,950
AMN Healthcare Services Inc.[a]	3,555	145,222
BioTelemetry Inc.[a]	1,997	65,701
Chemed Corp.	1,200	241,656
CorVel Corp.[a,b]	748	33,286
Ensign Group Inc. (The)	3,587	64,387
HealthEquity Inc.[a]	3,287	149,624
LHC Group Inc.[a]	1,154	62,431
Magellan Health Inc.[a]	1,638	112,694
Molina Healthcare Inc.[a]	2,944	146,582
National Healthcare Corp.	737	54,848
National Research Corp. Class A	692	17,162
Owens & Minor Inc.	4,357	150,970
PharMerica Corp.[a]	2,174	51,306
Tivity Health Inc.[a,b]	2,581	86,722
Triple-S Management Corp. Class Ba	1,745	31,585
U.S. Physical Therapy Inc.	934	61,270
VCA Inc.[a]	5,121	468,930
WellCare Health Plans Inc.[a]	3,268	501,344

		2,630,282
HEALTH CARE TECHNOLOGY — 0.61%
HMS Holdings Corp.[a]	6,273	128,408
Omnicell Inc.[a]	2,709	112,153
Vocera Communications Inc.[a]	1,843	46,738

		287,299
HOTELS, RESTAURANTS & LEISURE — 0.71%
Caesars Acquisition Co. Class Aa	3,607	62,942
Carrols Restaurant Group Inc.[a]	2,552	35,728
Del Frisco’s Restaurant Group Inc.[a]	1,779	30,599
Del Taco Restaurants Inc.[a]	2,657	34,940
International Speedway Corp. Class A	984	36,506
Marcus Corp. (The)	1,283	43,366
Monarch Casino & Resort Inc.[a]	860	25,344
Ruth’s Hospitality Group Inc.	2,267	45,113
Speedway Motorsports Inc.	968	17,472

		332,010

Security	Shares	Value
HOUSEHOLD DURABLES — 1.47%
Beazer Homes USA Inc.[a]	2,195	$27,240
Cavco Industries Inc.[a]	599	71,131
CSS Industries Inc.	726	19,138
Ethan Allen Interiors Inc.	1,800	53,640
iRobot Corp.[a]	1,812	144,489
La-Z-Boy Inc.	3,433	95,781
LGI Homes Inc.[a,b]	1,198	38,132
NACCO Industries Inc. Class A	268	22,686
TopBuild Corp.[a]	2,816	144,151
Universal Electronics Inc.[a,b]	1,040	72,072

		688,460
HOUSEHOLD PRODUCTS — 0.25%
Central Garden & Pet Co.[a]	751	28,388
Central Garden & Pet Co. Class Aa	2,496	87,934

		116,322
INSURANCE — 4.77%
American Equity Investment Life Holding Co.	2,321	55,054
American National Insurance Co.	601	70,269
AMERISAFE Inc.	1,339	77,059
Argo Group International Holdings Ltd.	2,128	140,342
Aspen Insurance Holdings Ltd.	4,240	221,964
Assured Guaranty Ltd.	9,624	366,963
Baldwin & Lyons Inc. Class B	678	16,611
CNO Financial Group Inc.	1,502	31,647
Employers Holdings Inc.	2,380	95,200
FBL Financial Group Inc. Class A	791	52,602
Federated National Holding Co.	959	15,421
Fidelity & Guaranty Life	900	25,605
Genworth Financial Inc. Class Aa	25,417	102,685
Global Indemnity Ltd.[a,b]	657	26,641
HCI Group Inc.	307	14,641
Heritage Insurance Holdings Inc.	2,033	24,599
Horace Mann Educators Corp.	2,830	109,379
Infinity Property & Casualty Corp.	782	77,614
James River Group Holdings Ltd.	1,229	53,535
Kinsale Capital Group Inc.	1,104	39,921
Maiden Holdings Ltd.	2,194	27,096
MBIA Inc.[a]	9,597	80,615
National Western Life Group Inc.	179	54,817
Navigators Group Inc. (The)	1,722	93,074
Safety Insurance Group Inc.	471	34,100

248

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Selective Insurance Group Inc.	4,054	$214,051
State National Companies Inc.	2,242	32,890
United Insurance Holdings Corp.	1,168	17,824
Universal Insurance Holdings Inc.	2,486	64,760

		2,236,979
INTERNET & DIRECT MARKETING RETAIL — 0.48%
1-800-Flowers.com Inc. Class Aa	1,867	20,070
Duluth Holdings Inc.[a]	1,437	31,830
NutriSystem Inc.	2,193	117,216
Overstock.com Inc.[a]	1,259	21,844
PetMed Express Inc.	1,554	35,897

		226,857
INTERNET SOFTWARE & SERVICES — 0.58%
Alarm.com Holdings Inc.[a]	873	28,468
Blucora Inc.[a]	2,962	54,649
Brightcove Inc.[a]	2,309	20,088
DHI Group Inc.[a]	3,641	14,018
NIC Inc.	4,653	99,342
RetailMeNot Inc.[a]	2,320	26,912
XO Group Inc.[a]	1,606	28,185

		271,662
IT SERVICES — 1.85%
CACI International Inc. Class Aa	974	114,932
Cass Information Systems Inc.	794	52,777
Convergys Corp.	6,739	151,695
CSG Systems International Inc.	2,391	89,686
ExlService Holdings Inc.[a]	2,362	112,691
Forrester Research Inc.	683	27,696
Hackett Group Inc. (The)	1,828	36,249
ManTech International Corp./VA Class A	1,881	66,775
Net 1 UEPS Technologies Inc.[a]	4,073	44,111
Perficient Inc.[a]	2,689	46,842
Sykes Enterprises Inc.[a]	2,864	85,376
TeleTech Holdings Inc.	1,246	38,938

		867,768
LEISURE PRODUCTS — 0.37%
American Outdoor Brands Corp.[a,b]	4,188	92,764
Sturm Ruger & Co. Inc.[b]	1,335	80,701

		173,465

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.89%
Bio-Techne Corp.	2,387	$255,600
Cambrex Corp.[a]	2,386	141,609
Luminex Corp.	2,839	53,459
Medpace Holdings Inc.[a]	627	19,882
PAREXEL International Corp.[a]	3,740	238,724
PRA Health Sciences Inc.[a]	2,805	179,408

		888,682

MACHINERY — 2.91%
Alamo Group Inc.	733	57,951
Astec Industries Inc.	1,372	86,916
Chart Industries Inc.[a]	2,282	83,316
Columbus McKinnon Corp./NY	1,447	37,810
Douglas Dynamics Inc.	1,684	53,720
ESCO Technologies Inc.	1,905	112,109
Greenbrier Companies Inc. (The)	2,109	91,636
Hyster-Yale Materials Handling Inc.	609	36,607
John Bean Technologies Corp.	2,194	194,498
Kadant Inc.	819	50,901
Lydall Inc.[a]	1,277	66,915
Standex International Corp.	910	85,494
Trinity Industries Inc.	11,242	302,410
Wabash National Corp.	4,663	106,223

		1,366,506
MEDIA — 0.58%
Entercom Communications Corp. Class A	1,823	23,061
Gannett Co. Inc.	7,801	65,216
Liberty Media Corp.-Liberty Formula One Class Ca,b	3,865	135,352
New Media Investment Group Inc.	3,772	49,640

		273,269
METALS & MINING — 1.91%
Haynes International Inc.	935	39,541
Hecla Mining Co.	29,215	159,222
Materion Corp.	1,490	56,694
McEwen Mining Inc.[b]	16,766	50,969
Reliance Steel & Aluminum Co.	5,070	399,617
Schnitzer Steel Industries Inc. Class A	2,023	38,235
Worthington Industries Inc.	3,530	153,555

		897,833

249

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT — 0.56%
Apollo Commercial Real Estate Finance Inc.[b]	6,423	$123,900
New York Mortgage Trust Inc.	7,311	46,863
PennyMac Mortgage Investment Trust[c]	3,866	69,124
Resource Capital Corp.	2,260	21,131

		261,018
MULTI-UTILITIES — 0.10%
Unitil Corp.	1,004	48,624

		48,624
MULTILINE RETAIL — 0.63%
Big Lots Inc.	3,293	166,264
Ollie’s Bargain Outlet Holdings Inc.[a]	3,395	130,028

		296,292
OIL, GAS & CONSUMABLE FUELS — 0.44%
Renewable Energy Group Inc.[a,b]	2,359	24,651
REX American Resources Corp.[a,b]	420	39,766
World Fuel Services Corp.	3,846	141,648

		206,065
PAPER & FOREST PRODUCTS — 0.80%
Domtar Corp.	4,399	174,420
Mercer International Inc.	3,245	39,589
Neenah Paper Inc.	1,190	93,237
PH Glatfelter Co.	3,244	69,778

		377,024
PERSONAL PRODUCTS — 0.67%
Medifast Inc.	672	31,127
Natural Health Trends Corp.	600	17,208
Nu Skin Enterprises Inc. Class A	4,028	222,467
USANA Health Sciences Inc.[a]	780	44,343

		315,145
PHARMACEUTICALS — 1.01%
Amphastar Pharmaceuticals Inc.[a,b]	2,761	41,691
ANI Pharmaceuticals Inc.[a]	657	35,557
Clearside Biomedical Inc.[a]	1,403	11,168
Corcept Therapeutics Inc.[a,b]	5,783	55,170
Horizon Pharma PLC[a]	10,734	165,089
SciClone Pharmaceuticals Inc.[a]	3,570	34,450
Sucampo Pharmaceuticals Inc. Class Aa	1,766	17,925

Security	Shares	Value
Supernus Pharmaceuticals Inc.[a]	2,937	$95,746
WaVe Life Sciences Ltd.[a]	859	18,125

		474,921
PROFESSIONAL SERVICES — 1.56%
CBIZ Inc.[a]	3,810	60,007
FTI Consulting Inc.[a]	1,589	54,964
Heidrick & Struggles International Inc.	1,329	28,574
Huron Consulting Group Inc.[a]	1,557	69,286
ICF International Inc.[a]	1,345	59,382
Insperity Inc.	1,106	101,033
Kelly Services Inc. Class A	2,341	52,251
Kforce Inc.	1,696	38,499
Mistras Group Inc.[a]	1,300	29,250
Navigant Consulting Inc.[a]	3,488	83,607
Resources Connection Inc.	2,010	27,939
RPX Corp.[a]	3,687	47,341
TrueBlue Inc.[a]	2,999	82,023

		734,156
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.89%
Alexander & Baldwin Inc.	3,265	150,223
Altisource Portfolio Solutions SAa,b	1,004	22,178
HFF Inc. Class A	2,687	84,372
Marcus & Millichap Inc.[a]	1,107	28,560
RE/MAX Holdings Inc. Class A	1,311	77,546
RMR Group Inc. (The) Class A	497	26,217
Tejon Ranch Co.[a]	1,329	30,434

		419,530
ROAD & RAIL — 0.65%
ArcBest Corp.	1,811	47,901
Covenant Transportation Group Inc. Class Aa,b	863	16,164
Marten Transport Ltd.	1,818	45,087
Roadrunner Transportation Systems Inc.[a]	2,513	16,887
Saia Inc.[a]	1,875	90,281
Werner Enterprises Inc.	3,326	90,800

		307,120
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.59%
Advanced Energy Industries Inc.[a]	2,938	216,824
Alpha & Omega Semiconductor Ltd.[a]	1,372	22,707
Ambarella Inc.[a]	2,432	136,727
Amkor Technology Inc.[a]	7,961	93,781

250

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Brooks Automation Inc.	5,114	$129,180
Cabot Microelectronics Corp.	1,823	142,832
CEVA Inc.[a,b]	1,480	53,280
Cirrus Logic Inc.[a,b]	4,704	302,702
Cohu Inc.	1,910	35,774
Diodes Inc.[a]	72	1,684
Exar Corp.[a]	3,203	41,671
FormFactor Inc.[a]	5,010	55,611
Impinj Inc.[a,b]	826	30,959
Integrated Device Technology Inc.[a]	8,862	212,599
IXYS Corp.	1,914	26,700
Kulicke & Soffa Industries Inc.[a]	5,252	117,225
MaxLinear Inc. Class Aa	4,282	119,168
MKS Instruments Inc.	3,961	309,948
Monolithic Power Systems Inc.	2,453	224,450
Nanometrics Inc.[a]	1,768	55,789
NeoPhotonics Corp.[a]	2,373	18,414
NVE Corp.	368	29,959
PDF Solutions Inc.[a,b]	2,005	38,135
Photronics Inc.[a]	5,090	58,535
Power Integrations Inc.	2,156	142,188
Rudolph Technologies Inc.[a]	2,208	54,096
Teradyne Inc.	71	2,504
Ultratech Inc.[a]	1,903	58,080
Versum Materials Inc.	7,608	243,608
Xperi Corp.	3,596	120,826

		3,095,956
SOFTWARE — 1.47%
Ebix Inc.	1,927	118,896
Ellie Mae Inc.[a]	2,328	236,897
Gigamon Inc.[a]	2,155	68,313
Progress Software Corp.	3,169	94,183
QAD Inc. Class A	778	23,496
Rubicon Project Inc. (The)[a]	2,537	14,486
TiVo Corp.	5,200	102,700
VASCO Data Security International Inc.[a]	2,176	29,376

		688,347
SPECIALTY RETAIL — 3.14%
Aaron’s Inc.	4,528	162,736
American Eagle Outfitters Inc.[b]	12,072	170,095
Barnes & Noble Education Inc.[a]	2,797	29,117
Barnes & Noble Inc.	4,374	37,398
Big 5 Sporting Goods Corp.	1,286	19,804
Caleres Inc.	3,190	91,936

Security	Shares	Value
Cato Corp. (The) Class A	1,792	$40,428
Chico’s FAS Inc.	9,195	127,075
Children’s Place Inc. (The)	1,338	153,602
Citi Trends Inc.	1,143	21,477
Express Inc.[a]	5,311	45,834
Finish Line Inc. (The) Class A	3,087	48,805
Francesca’s Holdings Corp.[a]	2,944	46,456
Genesco Inc.[a]	1,534	81,762
Haverty Furniture Companies Inc.	1,317	32,464
Hibbett Sports Inc.[a,b]	1,641	42,666
Kirkland’s Inc.[a]	1,092	12,842
Murphy USA Inc.[a]	2,735	190,274
Pier 1 Imports Inc.	6,199	41,781
Shoe Carnival Inc.	1,053	26,715
Sportsman’s Warehouse Holdings Inc.[a]	2,448	10,012
TravelCenters of America LLC[a,b]	2,782	16,970
Zumiez Inc.[a]	1,402	25,166

		1,475,415
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.15%
Super Micro Computer Inc.[a]	2,849	69,516

		69,516
TEXTILES, APPAREL & LUXURY GOODS — 0.18%
Iconix Brand Group Inc.[a,b]	3,192	22,344
Movado Group Inc.	1,190	27,846
Unifi Inc.[a]	1,164	32,673

		82,863
THRIFTS & MORTGAGE FINANCE — 1.26%
Bank Mutual Corp.	3,108	28,594
Beneficial Bancorp. Inc.	5,186	82,976
BofI Holding Inc.[a,b]	3,772	90,113
Federal Agricultural Mortgage Corp. Class C	676	38,566
HomeStreet Inc.[a]	1,577	41,002
Meridian Bancorp. Inc.	3,625	63,619
Meta Financial Group Inc.	607	51,534
Northwest Bancshares Inc.	6,790	109,591
TrustCo Bank Corp. NY	6,989	55,562
Waterstone Financial Inc.	1,673	31,787

		593,344
TOBACCO — 0.25%
Universal Corp./VA	1,602	117,667

		117,667

251

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.22%
Herc Holdings Inc.[a,b]	1,787	$81,255
Titan Machinery Inc.[a,b]	1,410	22,348

		103,603
WATER UTILITIES — 0.37%
Connecticut Water Service Inc.	768	41,219
Middlesex Water Co.	1,152	43,914
SJW Group	1,146	55,971
York Water Co. (The)	919	34,462

		175,566
WIRELESS TELECOMMUNICATION SERVICES — 0.78%
Boingo Wireless Inc.[a]	2,730	39,012
Shenandoah Telecommunications Co.	3,453	110,496
Spok Holdings Inc.	1,562	28,038
Telephone & Data Systems Inc.	6,834	187,661

		365,207

TOTAL COMMON STOCKS
(Cost: $43,151,743)		46,892,214

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.04%

MONEY MARKET FUNDS — 3.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	1,365,515	$1,366,061
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	61,055	61,055

		1,427,116

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,426,886)		1,427,116

TOTAL INVESTMENTS IN SECURITIES — 102.92%
(Cost: $44,578,629)[g]		48,319,330
Other Assets, Less Liabilities — (2.92)%		(1,370,838)

NET ASSETS — 100.00%		$46,948,492

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $44,624,288. Net unrealized appreciation was $3,695,042, of which $4,831,542 represented gross unrealized appreciation on securities and $1,136,500 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Mortgage Investment Trust	1,615	4,862	(2,611)	3,866	$69,124	$5,004	$972

252

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$46,892,214	$—	$—	$46,892,214
Money market funds	1,427,116	—	—	1,427,116

Total	$48,319,330	$—	$—	$48,319,330

253

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 4.30%
Huntington Ingalls Industries Inc.	32,522	$6,533,345
Lockheed Martin Corp.	131,219	35,356,960
Northrop Grumman Corp.	118,319	29,101,741
Raytheon Co.	166,529	25,846,966
TransDigm Group Inc.	62,607	15,447,025

		112,286,037
BANKS — 0.44%
Fifth Third Bancorp.	470,147	11,485,691

		11,485,691
BEVERAGES — 1.03%
Constellation Brands Inc. Class A	102,917	17,757,299
Molson Coors Brewing Co. Class B	95,952	9,200,838

		26,958,137
BIOTECHNOLOGY — 0.18%
Seattle Genetics Inc.[a]	69,553	4,750,470

		4,750,470
BUILDING PRODUCTS — 0.20%
AO Smith Corp.	97,992	5,279,809

		5,279,809
CAPITAL MARKETS — 1.19%
MSCI Inc.	48,221	4,837,531
S&P Global Inc.	194,582	26,110,958

		30,948,489
CHEMICALS — 0.43%
Albemarle Corp.	101,985	11,107,186

		11,107,186
COMMERCIAL SERVICES & SUPPLIES — 2.32%
Cintas Corp.	64,204	7,863,064
Republic Services Inc.	202,262	12,740,483
Waste Connections Inc.	150,432	13,842,753
Waste Management Inc.	359,607	26,172,197

		60,618,497
COMMUNICATIONS EQUIPMENT — 0.27%
F5 Networks Inc.[a]	53,684	6,932,215

		6,932,215

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.18%
Jacobs Engineering Group Inc.	83,228	$4,570,882

		4,570,882
CONSTRUCTION MATERIALS — 0.55%
Martin Marietta Materials Inc.	29,738	6,548,010
Vulcan Materials Co.	63,891	7,723,144

		14,271,154
CONTAINERS & PACKAGING — 0.26%
Packaging Corp. of America	70,018	6,916,378

		6,916,378
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.15%
Zayo Group Holdings Inc.[a]	113,230	3,970,976

		3,970,976
ELECTRIC UTILITIES — 4.51%
Alliant Energy Corp.	171,829	6,756,316
Edison International	185,934	14,869,142
NextEra Energy Inc.	345,701	46,171,826
Pinnacle West Capital Corp.	66,495	5,658,059
Southern Co. (The)	490,321	24,417,986
Westar Energy Inc.	140,696	7,320,413
Xcel Energy Inc.	277,967	12,522,413

		117,716,155
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.66%
Amphenol Corp. Class A	243,933	17,638,795
Corning Inc.	697,949	20,135,829
Flex Ltd.[a]	358,730	5,545,966

		43,320,590
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.49%
Alexandria Real Estate Equities Inc.[b]	60,379	6,793,241
American Tower Corp.	263,170	33,143,630
Digital Realty Trust Inc.	96,165	11,043,589
Duke Realty Corp.	310,436	8,608,390
Equinix Inc.	42,935	17,933,949
Liberty Property Trust	107,583	4,364,642
Prologis Inc.	392,948	21,380,301
Ventas Inc.	217,486	13,921,279

		117,189,021

254

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

April 30, 2017

Security	Shares	Value
FOOD & STAPLES RETAILING — 0.56%
Sysco Corp.	277,046	$14,647,422

		14,647,422
FOOD PRODUCTS — 1.23%
Conagra Brands Inc.	235,322	9,125,787
Ingredion Inc.	64,093	7,935,995
Tyson Foods Inc. Class A	232,999	14,972,516

		32,034,298
GAS UTILITIES — 0.46%
Atmos Energy Corp.	54,674	4,429,688
UGI Corp.	148,490	7,448,258

		11,877,946
HEALTH CARE EQUIPMENT & SUPPLIES — 5.32%
Align Technology Inc.[a]	47,647	6,414,239
Baxter International Inc.	340,072	18,935,209
Becton Dickinson and Co.	112,663	21,064,601
Danaher Corp.	296,432	24,701,679
IDEXX Laboratories Inc.[a]	90,430	15,167,824
Intuitive Surgical Inc.[a]	22,850	19,099,630
Stryker Corp.	203,689	27,777,069
Varian Medical Systems Inc.[a]	62,637	5,683,681

		138,843,932
HEALTH CARE PROVIDERS & SERVICES — 3.75%
UnitedHealth Group Inc.	559,376	97,823,675

		97,823,675
HOTELS, RESTAURANTS & LEISURE — 1.05%
Domino’s Pizza Inc.	59,848	10,855,829
Las Vegas Sands Corp.	279,099	16,464,050

		27,319,879
HOUSEHOLD DURABLES — 0.16%
Garmin Ltd.	84,274	4,284,490

		4,284,490
HOUSEHOLD PRODUCTS — 5.23%
Church & Dwight Co. Inc.	140,043	6,936,330
Procter & Gamble Co. (The)	1,437,307	125,520,020
Spectrum Brands Holdings Inc.	27,452	3,945,676

		136,402,026
INSURANCE — 2.09%
Aon PLC	150,187	17,998,410
Cincinnati Financial Corp.	101,907	7,346,476

Security	Shares	Value
Everest Re Group Ltd.	4,809	$1,210,473
Loews Corp.	190,305	8,872,019
Principal Financial Group Inc.	201,093	13,097,187
Reinsurance Group of America Inc.	48,310	6,040,683

		54,565,248
INTERNET & DIRECT MARKETING RETAIL — 5.51%
Amazon.com Inc.[a]	155,374	143,719,396

		143,719,396
INTERNET SOFTWARE & SERVICES — 12.02%
Akamai Technologies Inc.[a]	117,830	7,180,560
Alphabet Inc. Class Aa	77,454	71,607,772
Alphabet Inc. Class Ca	76,944	69,708,186
Facebook Inc. Class Aa	1,014,718	152,461,380
MercadoLibre Inc.	37,715	8,633,341
Zillow Group Inc. Class Ca	104,052	4,058,028

		313,649,267
IT SERVICES — 1.13%
DXC Technology Co.[a]	321,545	24,225,200
Vantiv Inc. Class Aa	83,089	5,154,842

		29,380,042
LIFE SCIENCES TOOLS & SERVICES — 0.42%
Mettler-Toledo International Inc.[a]	21,300	10,935,846

		10,935,846
MACHINERY — 1.40%
Illinois Tool Works Inc.	210,053	29,006,219
Xylem Inc./NY	148,691	7,644,204

		36,650,423
MEDIA — 1.93%
Charter Communications Inc. Class Aa	127,477	43,999,962
Liberty Broadband Corp. Class Ca	68,501	6,244,551

		50,244,513
METALS & MINING — 0.51%
Newmont Mining Corp.	395,321	13,365,803

		13,365,803
MULTI-UTILITIES — 1.95%
Ameren Corp.	116,913	6,393,972
CenterPoint Energy Inc.	254,821	7,270,043

255

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

April 30, 2017

Security	Shares	Value
CMS Energy Corp.	143,543	$6,516,852
DTE Energy Co.	108,577	11,356,069
NiSource Inc.	177,589	4,306,533
SCANA Corp.	90,165	5,978,841
WEC Energy Group Inc.	151,967	9,197,043

		51,019,353
OIL, GAS & CONSUMABLE FUELS — 0.69%
Continental Resources Inc./OKa,b	65,058	2,759,110
ONEOK Inc.	150,813	7,934,272
Parsley Energy Inc. Class Aa	241,932	7,207,154

		17,900,536
PHARMACEUTICALS — 4.55%
Johnson & Johnson	962,737	118,869,137

		118,869,137
PROFESSIONAL SERVICES — 0.31%
Equifax Inc.	60,148	8,138,626

		8,138,626
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.84%
Applied Materials Inc.	1,317,646	53,509,604
Broadcom Ltd.	251,096	55,444,508
Lam Research Corp.	126,430	18,313,385
Marvell Technology Group Ltd.	408,834	6,140,687
Microchip Technology Inc.	169,663	12,823,130
Micron Technology Inc.[a]	704,514	19,493,902
NVIDIA Corp.	656,237	68,445,519
QUALCOMM Inc.	1,159,688	62,321,633
Texas Instruments Inc.	818,844	64,836,068

		361,328,436
SOFTWARE — 8.93%
Activision Blizzard Inc.	415,801	21,725,602
Adobe Systems Inc.[a]	303,875	40,640,243
Autodesk Inc.[a]	133,226	11,999,666
Microsoft Corp.	1,731,796	118,558,754
Symantec Corp.	764,600	24,184,298
Synopsys Inc.[a]	140,112	10,326,254
VMware Inc. Class Aa,b	60,932	5,734,920

		233,169,737
SPECIALTY RETAIL — 0.55%
Dick’s Sporting Goods Inc.	63,880	3,229,134
Ulta Salon Cosmetics & Fragrance Inc.[a]	39,937	11,239,869

		14,469,003

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.84%
Hewlett Packard Enterprise Co.	1,729,963	$32,229,211
NetApp Inc.	201,640	8,035,354
Seagate Technology PLC	185,557	7,817,516

		48,082,081
TOBACCO — 1.13%
Reynolds American Inc.	458,746	29,589,117

		29,589,117
WATER UTILITIES — 0.37%
American Water Works Co. Inc.	122,362	9,759,593

		9,759,593
WIRELESS TELECOMMUNICATION SERVICES — 0.82%
Sprint Corp.[a]	673,471	6,081,443
T-Mobile U.S. Inc.[a]	227,128	15,278,901

		21,360,344

TOTAL COMMON STOCKS
(Cost: $2,279,573,787)		2,607,751,856

SHORT-TERM INVESTMENTS — 0.59%

MONEY MARKET FUNDS — 0.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	13,644,083	13,649,540
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]	1,738,159	1,738,159

		15,387,699

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,386,358)		15,387,699

TOTAL INVESTMENTS IN SECURITIES — 100.50%
(Cost: $2,294,960,146)[f]		2,623,139,555
Other Assets, Less Liabilities — (0.50)%		(13,124,861)

NET ASSETS — 100.00%		$2,610,014,694

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

256

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

April 30, 2017

[f]	The cost of investments for federal income tax purposes was $2,296,244,339. Net unrealized appreciation was $326,895,216, of which $348,589,320 represented gross unrealized appreciation on securities and $21,694,104 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,607,751,856	$—	$—	$2,607,751,856
Money market funds	15,387,699	—	—	15,387,699

Total	$2,623,139,555	$—	$—	$2,623,139,555

257

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 5.16%
Boeing Co. (The)	633,663	$117,119,932
General Dynamics Corp.	181,059	35,087,424
Northrop Grumman Corp.	121,604	29,909,720
Rockwell Collins Inc.	93,295	9,711,076

		191,828,152
AIR FREIGHT & LOGISTICS — 0.44%
CH Robinson Worldwide Inc.	119,776	8,707,715
Expeditors International of Washington Inc.	138,202	7,751,750

		16,459,465
AIRLINES — 0.17%
Southwest Airlines Co.	113,552	6,383,893

		6,383,893
AUTO COMPONENTS — 0.36%
Delphi Automotive PLC	164,381	13,216,232

		13,216,232
BEVERAGES — 1.51%
Brown-Forman Corp. Class B	553,161	26,175,579
Dr Pepper Snapple Group Inc.	327,373	30,003,735

		56,179,314
BIOTECHNOLOGY — 3.77%
Biogen Inc.[a]	178,438	48,394,170
Gilead Sciences Inc.	1,242,122	85,147,463
United Therapeutics Corp.[a]	52,186	6,559,780

		140,101,413
CAPITAL MARKETS — 4.43%
BlackRock Inc.[b]	113,816	43,770,219
Charles Schwab Corp. (The)	1,116,617	43,380,570
Eaton Vance Corp. NVS	124,057	5,325,767
Franklin Resources Inc.	357,639	15,417,817
MSCI Inc.	103,339	10,366,968
Raymond James Financial Inc.	108,851	8,111,577
SEI Investments Co.	161,467	8,187,992
T Rowe Price Group Inc.	282,857	20,051,733
TD Ameritrade Holding Corp.	264,636	10,127,620

		164,740,263
CHEMICALS — 2.86%
Air Products & Chemicals Inc.	139,109	19,544,814
International Flavors & Fragrances Inc.	56,734	7,862,765

Security	Shares	Value
LyondellBasell Industries NV Class A	394,352	$33,425,276
PPG Industries Inc.	185,056	20,326,551
Sherwin-Williams Co. (The)	75,440	25,248,259

		106,407,665
COMMUNICATIONS EQUIPMENT — 0.12%
F5 Networks Inc.[a]	35,765	4,618,335

		4,618,335
CONTAINERS & PACKAGING — 0.14%
Avery Dennison Corp.	63,107	5,251,134

		5,251,134
DISTRIBUTORS — 0.19%
Genuine Parts Co.	76,901	7,076,430

		7,076,430
DIVERSIFIED FINANCIAL SERVICES — 4.61%
Berkshire Hathaway Inc. Class Ba	1,038,511	171,572,402

		171,572,402
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.47%
AT&T Inc.	2,190,212	86,798,102
CenturyLink Inc.	203,165	5,215,245

		92,013,347
ELECTRIC UTILITIES — 0.92%
Pinnacle West Capital Corp.	400,715	34,096,839

		34,096,839
ELECTRICAL EQUIPMENT — 0.44%
Rockwell Automation Inc.	105,182	16,550,388

		16,550,388
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.37%
TE Connectivity Ltd.	179,177	13,862,925

		13,862,925
ENERGY EQUIPMENT & SERVICES — 1.47%
Baker Hughes Inc.	154,533	9,174,624
Core Laboratories NV	32,293	3,578,710
Helmerich & Payne Inc.	34,076	2,066,369
National Oilwell Varco Inc.	113,944	3,984,622
Schlumberger Ltd.	429,414	31,171,162
TechnipFMC PLC[a]	155,307	4,679,400

		54,654,887

258

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

April 30, 2017

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.48%
Federal Realty Investment Trust	54,993	$7,198,034
HCP Inc.	371,249	11,638,656
Kimco Realty Corp.	331,853	6,733,297
Liberty Property Trust	110,112	4,467,244
National Retail Properties Inc.	126,616	5,345,728
Public Storage	183,792	38,482,369
Realty Income Corp.[c]	195,250	11,392,837
Regency Centers Corp.	113,494	7,170,551

		92,428,716
FOOD PRODUCTS — 1.98%
Campbell Soup Co.	350,486	20,166,964
Hershey Co. (The)	328,025	35,492,305
Hormel Foods Corp.	512,085	17,963,942

		73,623,211
HEALTH CARE EQUIPMENT & SUPPLIES — 0.97%
Align Technology Inc.[a]	49,759	6,698,556
Edwards Lifesciences Corp.[a]	156,785	17,194,611
ResMed Inc.	85,810	5,834,222
Varian Medical Systems Inc.[a]	68,801	6,243,003

		35,970,392
HEALTH CARE PROVIDERS & SERVICES — 0.78%
Henry Schein Inc.[a]	52,509	9,126,064
McKesson Corp.	144,929	20,042,232

		29,168,296
HEALTH CARE TECHNOLOGY — 0.33%
Cerner Corp.[a]	188,270	12,190,483

		12,190,483
HOTELS, RESTAURANTS & LEISURE — 3.38%
McDonald’s Corp.	427,596	59,833,508
Starbucks Corp.	1,094,358	65,727,142

		125,560,650
HOUSEHOLD DURABLES — 0.10%
Leggett & Platt Inc.	69,252	3,638,500

		3,638,500
HOUSEHOLD PRODUCTS — 4.88%
Kimberly-Clark Corp.	1,400,189	181,674,523

		181,674,523

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 2.78%
3M Co.	527,358	$103,272,517

		103,272,517
INSURANCE — 4.96%
Aflac Inc.	351,788	26,341,886
Aon PLC	265,285	31,791,754
Arch Capital Group Ltd.[a]	108,846	10,554,797
Marsh & McLennan Companies Inc.	554,580	41,111,015
Principal Financial Group Inc.	254,656	16,585,745
Progressive Corp. (The)	525,508	20,873,178
Torchmark Corp.	102,404	7,855,411
Travelers Companies Inc. (The)	243,070	29,571,896

		184,685,682
INTERNET & DIRECT MARKETING RETAIL — 1.27%
Priceline Group Inc. (The)[a,c]	25,567	47,217,647

		47,217,647
INTERNET SOFTWARE & SERVICES — 0.15%
MercadoLibre Inc.	23,814	5,451,263

		5,451,263
IT SERVICES — 9.85%
Accenture PLC Class A	491,828	59,658,736
Automatic Data Processing Inc.	262,562	27,435,103
Broadridge Financial Solutions Inc.	58,568	4,096,246
International Business Machines Corp.	514,176	82,417,271
MasterCard Inc. Class A	789,567	91,842,434
Paychex Inc.	220,523	13,072,604
Visa Inc. Class A	896,444	81,773,622
Western Union Co. (The)	302,904	6,015,673

		366,311,689
LEISURE PRODUCTS — 0.09%
Polaris Industries Inc.[c]	40,374	3,442,287

		3,442,287
LIFE SCIENCES TOOLS & SERVICES — 0.70%
Mettler-Toledo International Inc.[a]	34,093	17,504,028
Waters Corp.[a]	50,099	8,511,319

		26,015,347

259

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

April 30, 2017

Security	Shares	Value
MACHINERY — 0.56%
Fortive Corp.	326,852	$20,676,658

		20,676,658
MEDIA — 0.30%
Omnicom Group Inc.	135,462	11,124,140

		11,124,140
MULTI-UTILITIES — 2.24%
Public Service Enterprise Group Inc.	1,894,720	83,462,416

		83,462,416
OIL, GAS & CONSUMABLE FUELS — 4.99%
Chevron Corp.	567,636	60,566,761
Exxon Mobil Corp.	1,063,441	86,829,958
Marathon Petroleum Corp.	181,027	9,221,515
Phillips 66	179,105	14,249,594
Tesoro Corp.	42,555	3,392,059
Valero Energy Corp.	175,059	11,310,562

		185,570,449
PERSONAL PRODUCTS — 1.06%
Estee Lauder Companies Inc. (The) Class A	451,874	39,376,300

		39,376,300
PHARMACEUTICALS — 6.71%
Bristol-Myers Squibb Co.	1,068,666	59,898,729
Johnson & Johnson	1,535,498	189,587,938

		249,486,667
PROFESSIONAL SERVICES — 0.15%
Robert Half International Inc.	121,788	5,608,337

		5,608,337
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.38%
CBRE Group Inc. Class Aa	239,596	8,579,933
Jones Lang LaSalle Inc.	49,794	5,719,339

		14,299,272
ROAD & RAIL — 0.16%
JB Hunt Transport Services Inc.	66,859	5,994,578

		5,994,578
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.45%
Skyworks Solutions Inc.	101,900	10,163,506
Texas Instruments Inc.	552,690	43,761,994

		53,925,500

Security	Shares	Value
SOFTWARE — 5.07%
CDK Global Inc.	64,229	$4,175,527
Intuit Inc.	183,631	22,992,438
Microsoft Corp.	2,360,551	161,603,321

		188,771,286
SPECIALTY RETAIL — 5.54%
Bed Bath & Beyond Inc.	83,251	3,225,976
Dick’s Sporting Goods Inc.	43,609	2,204,435
Foot Locker Inc.	69,401	5,367,473
Gap Inc. (The)	116,884	3,062,361
Home Depot Inc. (The)	636,371	99,337,513
O’Reilly Automotive Inc.[a]	77,183	19,152,962
Ross Stores Inc.	284,188	18,472,220
TJX Companies Inc. (The)	516,622	40,627,154
Tractor Supply Co.	78,432	4,855,725
Ulta Salon Cosmetics & Fragrance Inc.[a]	34,178	9,619,056

		205,924,875
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.96%
Apple Inc.	1,283,723	184,406,809

		184,406,809
TEXTILES, APPAREL & LUXURY GOODS — 1.71%
lululemon athletica Inc.[a,c]	58,577	3,046,004
Michael Kors Holdings Ltd.[a]	112,571	4,202,275
NIKE Inc. Class B	832,707	46,140,295
VF Corp.	185,619	10,140,366

		63,528,940
TRADING COMPANIES & DISTRIBUTORS — 0.49%
Fastenal Co.	230,840	10,313,931
WW Grainger Inc.	40,722	7,847,130

		18,161,061

TOTAL COMMON STOCKS
(Cost: $3,439,299,414)		3,715,981,575

SHORT-TERM INVESTMENTS — 0.49%

MONEY MARKET FUNDS — 0.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	11,457,177	11,461,760

260

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

April 30, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	6,656,002	$6,656,002

		18,117,762

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,116,475)		18,117,762

TOTAL INVESTMENTS IN SECURITIES — 100.39%
(Cost: $3,457,415,889)[g]		3,734,099,337
Other Assets, Less Liabilities — (0.39)%		(14,463,168)

NET ASSETS — 100.00%		$3,719,636,169

NVS - Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $3,472,282,666. Net unrealized appreciation was $261,816,671, of which $343,801,972 represented gross unrealized appreciation on securities and $81,985,301 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	81,819	65,673	(33,676)	113,816	$43,770,219	$706,241	$2,302,822

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,715,981,575	$—	$—	$3,715,981,575
Money market funds	18,117,762	—	—	18,117,762

Total	$3,734,099,337	$—	$—	$3,734,099,337

261

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.27%
Arconic Inc.	6,929	$189,370
Boeing Co. (The)	2,669	493,311
General Dynamics Corp.	3,522	682,529
Huntington Ingalls Industries Inc.	1,536	308,567
L3 Technologies Inc.	2,903	498,648
Lockheed Martin Corp.	2,494	672,008
Northrop Grumman Corp.	2,509	617,114
Raytheon Co.	3,753	582,503
Rockwell Collins Inc.	7,734	805,032
Textron Inc.	5,653	263,769
TransDigm Group Inc.	2,159	532,690
United Technologies Corp.	4,915	584,836

		6,230,377
AIR FREIGHT & LOGISTICS — 0.87%
CH Robinson Worldwide Inc.	6,638	482,583
Expeditors International of Washington Inc.	12,268	688,112
FedEx Corp.	2,296	435,551
United Parcel Service Inc. Class B	7,368	791,765

		2,398,011
AIRLINES — 0.25%
American Airlines Group Inc.	2,453	104,547
Delta Air Lines Inc.	4,259	193,529
Southwest Airlines Co.	4,277	240,453
United Continental Holdings Inc.[a]	2,018	141,684

		680,213
AUTO COMPONENTS — 0.59%
Autoliv Inc.	3,951	395,851
BorgWarner Inc.	6,684	282,599
Delphi Automotive PLC	4,258	342,343
Goodyear Tire & Rubber Co. (The)	6,309	228,575
Lear Corp.	2,616	373,199

		1,622,567
AUTOMOBILES — 0.38%
Ford Motor Co.	30,931	354,779
General Motors Co.	8,895	308,123
Harley-Davidson Inc.	3,524	200,198
Tesla Inc.[a,b]	606	190,326

		1,053,426

Security	Shares	Value
BANKS — 2.97%
Bank of America Corp.	13,793	$321,929
BB&T Corp.	11,678	504,256
CIT Group Inc.	7,187	332,830
Citigroup Inc.	5,625	332,550
Citizens Financial Group Inc.	9,106	334,281
Comerica Inc.	4,195	296,586
Fifth Third Bancorp.	12,381	302,468
First Republic Bank/CA	4,593	424,669
Huntington Bancshares Inc./OH	29,332	377,210
JPMorgan Chase & Co.	5,632	489,984
KeyCorp	18,241	332,716
M&T Bank Corp.	3,758	584,031
People’s United Financial Inc.	45,570	796,108
PNC Financial Services Group Inc. (The)[c]	4,614	552,526
Regions Financial Corp.	18,794	258,417
Signature Bank/New York NYa	1,895	262,363
SunTrust Banks Inc.	7,261	412,497
U.S. Bancorp.	13,095	671,512
Wells Fargo & Co.	10,331	556,221

		8,143,154
BEVERAGES — 1.68%
Brown-Forman Corp. Class B	13,461	636,974
Coca-Cola Co. (The)	21,936	946,538
Constellation Brands Inc. Class A	2,777	479,144
Dr Pepper Snapple Group Inc.	8,341	764,453
Molson Coors Brewing Co. Class B	3,466	332,355
Monster Beverage Corp.[a]	3,982	180,703
PepsiCo Inc.	11,186	1,267,150

		4,607,317
BIOTECHNOLOGY — 0.79%
AbbVie Inc.	3,741	246,682
Alexion Pharmaceuticals Inc.[a]	1,234	157,681
Alkermes PLC[a]	1,348	78,521
Amgen Inc.	2,165	353,588
Biogen Inc.[a]	507	137,503
BioMarin Pharmaceutical Inc.[a]	1,449	138,872
Celgene Corp.[a]	1,714	212,622
Gilead Sciences Inc.	3,462	237,320
Incyte Corp.[a,b]	860	106,881
Regeneron Pharmaceuticals Inc.[a]	413	160,446
Seattle Genetics Inc.[a]	1,284	87,697

262

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
United Therapeutics Corp.[a]	935	$117,529
Vertex Pharmaceuticals Inc.[a]	1,059	125,280

		2,160,622
BUILDING PRODUCTS — 0.60%
AO Smith Corp.	8,082	435,458
Fortune Brands Home & Security Inc.	6,391	407,362
Johnson Controls International PLC	9,920	412,375
Masco Corp.	10,246	379,307

		1,634,502
CAPITAL MARKETS — 3.19%
Affiliated Managers Group Inc.	1,731	286,636
Ameriprise Financial Inc.	2,159	276,028
Bank of New York Mellon Corp. (The)	9,214	433,611
BlackRock Inc.[c]	1,157	444,947
Charles Schwab Corp. (The)	5,834	226,651
CME Group Inc.	3,779	439,082
E*TRADE Financial Corp.[a]	5,463	188,747
Eaton Vance Corp. NVS	7,131	306,134
Franklin Resources Inc.	8,829	380,618
Goldman Sachs Group Inc. (The)	1,796	401,945
Intercontinental Exchange Inc.	7,986	480,757
Invesco Ltd.	9,708	319,782
Moody’s Corp.	3,836	453,876
Morgan Stanley	6,240	270,629
MSCI Inc.	5,692	571,021
Nasdaq Inc.	8,068	555,643
Northern Trust Corp.	5,121	460,890
Raymond James Financial Inc.	4,306	320,883
S&P Global Inc.	3,450	462,956
SEI Investments Co.	7,577	384,230
State Street Corp.	4,058	340,466
T Rowe Price Group Inc.	7,015	497,293
TD Ameritrade Holding Corp.	6,608	252,888

		8,755,713
CHEMICALS — 3.26%
Air Products & Chemicals Inc.	3,322	466,741
Albemarle Corp.	2,519	274,344
Ashland Global Holdings Inc.	5,513	680,855
Axalta Coating Systems Ltd.[a]	6,664	209,050
Celanese Corp. Series A	3,663	318,827
CF Industries Holdings Inc.	4,739	126,721
Dow Chemical Co. (The)	6,467	406,128

Security	Shares	Value
Eastman Chemical Co.	4,337	$345,876
Ecolab Inc.	6,030	778,413
EI du Pont de Nemours & Co.	4,987	397,713
FMC Corp.	5,160	377,867
International Flavors & Fragrances Inc.	4,805	665,925
LyondellBasell Industries NV Class A	2,725	230,971
Monsanto Co.	4,825	562,643
Mosaic Co. (The)	7,788	209,731
PPG Industries Inc.	5,244	576,001
Praxair Inc.	6,310	788,624
Sherwin-Williams Co. (The)	1,848	618,489
Valspar Corp. (The)	4,198	472,023
WR Grace & Co.	6,398	446,068

		8,953,010
COMMERCIAL SERVICES & SUPPLIES — 1.44%
Cintas Corp.	5,658	692,935
Republic Services Inc.	20,115	1,267,044
Stericycle Inc.[a]	4,072	347,504
Waste Connections Inc.	7,340	675,427
Waste Management Inc.	13,211	961,497

		3,944,407
COMMUNICATIONS EQUIPMENT — 0.74%
Cisco Systems Inc.	14,117	480,966
F5 Networks Inc.[a]	1,858	239,923
Harris Corp.	3,900	436,371
Juniper Networks Inc.	9,294	279,471
Motorola Solutions Inc.	5,681	488,396
Palo Alto Networks Inc.[a]	886	96,051

		2,021,178
CONSTRUCTION & ENGINEERING — 0.19%
Fluor Corp.	5,321	273,074
Jacobs Engineering Group Inc.	4,592	252,192

		525,266
CONSTRUCTION MATERIALS — 0.20%
Martin Marietta Materials Inc.	929	204,556
Vulcan Materials Co.	2,802	338,706

		543,262
CONSUMER FINANCE — 0.67%
Ally Financial Inc.	14,842	293,872
American Express Co.	5,881	466,069
Capital One Financial Corp.	3,981	319,993

263

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
Discover Financial Services	6,180	$386,806
Navient Corp.	8,677	131,890
Synchrony Financial	8,701	241,888

		1,840,518
CONTAINERS & PACKAGING — 1.10%
Avery Dennison Corp.	7,319	609,014
Ball Corp.	6,507	500,323
Crown Holdings Inc.[a]	8,754	491,012
International Paper Co.	9,565	516,223
Packaging Corp. of America	3,176	313,726
Sealed Air Corp.	7,309	321,742
WestRock Co.	4,961	265,711

		3,017,751
DISTRIBUTORS — 0.30%
Genuine Parts Co.	5,746	528,747
LKQ Corp.[a]	9,294	290,344

		819,091
DIVERSIFIED CONSUMER SERVICES — 0.10%
H&R Block Inc.	10,606	262,923

		262,923
DIVERSIFIED FINANCIAL SERVICES — 0.60%
Berkshire Hathaway Inc. Class Ba	6,056	1,000,512
Leucadia National Corp.	16,198	411,267
Voya Financial Inc.	6,445	240,914

		1,652,693
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.91%
AT&T Inc.	23,081	914,700
CenturyLink Inc.	10,888	279,495
Frontier Communications Corp.	40,469	76,082
Level 3 Communications Inc.[a]	4,447	270,200
Verizon Communications Inc.	17,022	781,480
Zayo Group Holdings Inc.[a]	4,979	174,613

		2,496,570
ELECTRIC UTILITIES — 4.35%
Alliant Energy Corp.	18,446	725,297
American Electric Power Co. Inc.	11,992	813,417
Duke Energy Corp.	10,664	879,780
Edison International	10,289	822,811
Entergy Corp.	9,419	718,293
Eversource Energy	13,866	823,640
Exelon Corp.	12,373	428,477

Security	Shares	Value
FirstEnergy Corp.	13,522	$404,849
NextEra Energy Inc.	6,643	887,239
OGE Energy Corp.	16,836	585,556
PG&E Corp.	10,577	709,188
Pinnacle West Capital Corp.	9,945	846,220
PPL Corp.	18,637	710,256
Southern Co. (The)	19,762	984,148
Westar Energy Inc.	11,236	584,609
Xcel Energy Inc.	22,213	1,000,696

		11,924,476
ELECTRICAL EQUIPMENT — 0.83%
Acuity Brands Inc.	817	143,874
AMETEK Inc.	10,444	597,397
Eaton Corp. PLC	4,390	332,060
Emerson Electric Co.	7,012	422,683
Rockwell Automation Inc.	2,743	431,611
Sensata Technologies Holding NVa,b	8,335	343,235

		2,270,860
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.27%
Amphenol Corp. Class A	8,563	619,191
Arrow Electronics Inc.[a]	4,671	329,305
Avnet Inc.	8,722	337,454
CDW Corp./DE	6,549	386,980
Corning Inc.	14,415	415,873
Flex Ltd.[a]	20,958	324,011
FLIR Systems Inc.	8,268	303,684
TE Connectivity Ltd.	6,790	525,342
Trimble Inc.[a]	6,616	234,405

		3,476,245
ENERGY EQUIPMENT & SERVICES — 0.57%
Baker Hughes Inc.	3,254	193,190
Core Laboratories NV	1,502	166,452
Halliburton Co.	4,518	207,286
Helmerich & Payne Inc.	1,793	108,727
National Oilwell Varco Inc.	5,087	177,892
Schlumberger Ltd.	4,478	325,058
TechnipFMC PLC[a]	10,541	317,600
Weatherford International PLC[a,b]	12,671	73,112

		1,569,317
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.23%
Alexandria Real Estate Equities Inc.[b]	5,678	638,832
American Tower Corp.	6,025	758,789

264

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
AvalonBay Communities Inc.	4,430	$840,991
Boston Properties Inc.	5,655	715,923
Brixmor Property Group Inc.	22,598	446,311
Camden Property Trust	7,762	639,046
Colony NorthStar Inc. Class A	65,902	861,339
Crown Castle International Corp.	8,067	763,138
Digital Realty Trust Inc.	5,399	620,021
Duke Realty Corp.	23,380	648,327
Equinix Inc.	1,521	635,322
Equity Residential	11,405	736,535
Essex Property Trust Inc.	2,846	695,762
Extra Space Storage Inc.	6,247	471,836
Federal Realty Investment Trust[b]	6,580	861,256
GGP Inc.	20,148	435,398
HCP Inc.	9,601	300,991
Host Hotels & Resorts Inc.	20,254	363,559
Iron Mountain Inc.	9,424	327,578
Kimco Realty Corp.	22,425	455,003
Liberty Property Trust	14,085	571,429
Macerich Co. (The)	6,377	398,116
Mid-America Apartment Communities Inc.	13,012	1,290,921
National Retail Properties Inc.	12,306	519,559
Prologis Inc.	11,474	624,300
Public Storage	3,005	629,187
Realty Income Corp.[b]	8,075	471,176
Regency Centers Corp.	20,665	1,305,615
SBA Communications Corp.[a]	4,186	529,487
Simon Property Group Inc.	4,105	678,392
SL Green Realty Corp.	4,597	482,363
UDR Inc.	19,071	712,111
Ventas Inc.	6,576	420,930
VEREIT Inc.	31,459	263,312
Vornado Realty Trust	6,359	611,990
Welltower Inc.	6,288	449,215
Weyerhaeuser Co.	11,903	403,155

		22,577,215
FOOD & STAPLES RETAILING — 1.47%
Costco Wholesale Corp.	5,188	920,974
CVS Health Corp.	8,959	738,580
Kroger Co. (The)	12,969	384,531
Rite Aid Corp.[a]	16,110	64,440
Sysco Corp.	12,152	642,476
Wal-Mart Stores Inc.	8,965	673,989

Security	Shares	Value
Walgreens Boots Alliance Inc.	4,321	$373,939
Whole Foods Market Inc.	6,484	235,823

		4,034,752
FOOD PRODUCTS — 2.87%
Archer-Daniels-Midland Co.	6,781	310,231
Bunge Ltd.	4,969	392,700
Campbell Soup Co.	10,490	603,595
Conagra Brands Inc.	12,875	499,292
General Mills Inc.	13,893	798,986
Hershey Co. (The)	5,479	592,828
Hormel Foods Corp.	14,152	496,452
Ingredion Inc.	3,893	482,031
JM Smucker Co. (The)	4,404	558,075
Kellogg Co.	11,939	847,669
Kraft Heinz Co. (The)	2,361	213,411
McCormick & Co. Inc./MD	7,527	751,947
Mead Johnson Nutrition Co.	6,887	611,015
Mondelez International Inc. Class A	10,226	460,477
Tyson Foods Inc. Class A	4,091	262,888

		7,881,597
GAS UTILITIES — 0.56%
Atmos Energy Corp.	9,725	787,920
UGI Corp.	14,633	733,991

		1,521,911
HEALTH CARE EQUIPMENT & SUPPLIES — 4.09%
Abbott Laboratories	16,441	717,485
Align Technology Inc.[a]	2,152	289,702
Baxter International Inc.	13,819	769,442
Becton Dickinson and Co.	3,953	739,092
Boston Scientific Corp.[a]	16,131	425,536
Cooper Companies Inc. (The)	2,405	481,794
CR Bard Inc.	2,903	892,615
Danaher Corp.	10,321	860,049
DENTSPLY SIRONA Inc.	8,306	525,271
DexCom Inc.[a]	1,696	132,220
Edwards Lifesciences Corp.[a]	2,488	272,859
Hologic Inc.[a]	10,691	482,699
IDEXX Laboratories Inc.[a]	2,355	395,004
Intuitive Surgical Inc.[a,b]	389	325,153
Medtronic PLC	8,119	674,608
ResMed Inc.	5,968	405,764
Stryker Corp.	6,222	848,494
Teleflex Inc.	3,782	782,458

265

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
Varian Medical Systems Inc.[a,b]	7,959	$722,200
Zimmer Biomet Holdings Inc.	4,006	479,318

		11,221,763
HEALTH CARE PROVIDERS & SERVICES — 3.25%
Aetna Inc.	3,020	407,911
AmerisourceBergen Corp.	4,556	373,820
Anthem Inc.	3,019	537,050
Cardinal Health Inc.	6,958	505,081
Centene Corp.[a]	3,109	231,310
Cigna Corp.	2,357	368,564
DaVita Inc.[a]	9,087	627,094
Envision Healthcare Corp.[a]	5,304	297,183
Express Scripts Holding Co.[a]	6,167	378,284
HCA Holdings Inc.[a]	4,524	380,966
Henry Schein Inc.[a]	4,687	814,601
Humana Inc.	1,195	265,266
Laboratory Corp. of America Holdings[a]	4,030	564,804
McKesson Corp.	2,083	288,058
MEDNAX Inc.[a]	6,908	416,967
Patterson Companies Inc.	13,275	590,605
Quest Diagnostics Inc.	6,021	635,276
UnitedHealth Group Inc.	5,070	886,641
Universal Health Services Inc. Class B	2,824	341,026

		8,910,507
HEALTH CARE TECHNOLOGY — 0.16%
Cerner Corp.[a]	6,816	441,336

		441,336
HOTELS, RESTAURANTS & LEISURE — 2.20%
Aramark	5,410	197,573
Carnival Corp.	7,357	454,442
Chipotle Mexican Grill Inc.[a]	508	241,031
Darden Restaurants Inc.	6,649	566,428
Domino’s Pizza Inc.	1,968	356,975
Hilton Worldwide Holdings Inc.	2,474	145,892
Las Vegas Sands Corp.	3,393	200,153
Marriott International Inc./MD Class A	5,366	506,658
McDonald’s Corp.	6,946	971,954
MGM Resorts International	6,812	209,197

Security	Shares	Value
Norwegian Cruise Line Holdings Ltd.[a]	4,945	$266,684
Royal Caribbean Cruises Ltd.	2,395	255,307
Starbucks Corp.	9,453	567,747
Wyndham Worldwide Corp.	5,497	523,919
Wynn Resorts Ltd.	1,209	148,719
Yum! Brands Inc.	6,252	411,069

		6,023,748
HOUSEHOLD DURABLES — 1.36%
DR Horton Inc.	8,403	276,375
Garmin Ltd.	5,232	265,995
Leggett & Platt Inc.	12,351	648,922
Lennar Corp. Class A	9,139	461,519
Mohawk Industries Inc.[a]	2,368	555,983
Newell Brands Inc.	10,039	479,262
PulteGroup Inc.	14,903	337,851
Toll Brothers Inc.	10,960	394,450
Whirlpool Corp.	1,599	296,902

		3,717,259
HOUSEHOLD PRODUCTS — 2.35%
Church & Dwight Co. Inc.	23,124	1,145,332
Clorox Co. (The)	9,600	1,283,424
Colgate-Palmolive Co.	17,379	1,251,983
Kimberly-Clark Corp.	7,861	1,019,965
Procter & Gamble Co. (The)	13,416	1,171,619
Spectrum Brands Holdings Inc.	4,002	575,207

		6,447,530
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.17%
AES Corp./VA	25,171	284,684
Calpine Corp.[a]	17,055	173,961

		458,645
INDUSTRIAL CONGLOMERATES — 0.99%
3M Co.	4,120	806,819
General Electric Co.	16,415	475,871
Honeywell International Inc.	5,405	708,812
Roper Technologies Inc.	3,314	724,772

		2,716,274
INSURANCE — 8.40%
Aflac Inc.	10,693	800,692
Alleghany Corp.[a]	1,404	857,423
Allstate Corp. (The)	12,829	1,042,869
American International Group Inc.	7,345	447,384
Aon PLC	6,175	740,012

266

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
Arch Capital Group Ltd.[a]	13,248	$1,284,659
Arthur J Gallagher & Co.	16,385	914,447
Assurant Inc.	4,733	455,504
Axis Capital Holdings Ltd.	15,356	1,011,960
Chubb Ltd.	7,992	1,096,902
Cincinnati Financial Corp.	11,508	829,612
Everest Re Group Ltd.	4,280	1,077,319
FNF Group	15,046	616,134
Hartford Financial Services Group Inc. (The)	10,183	492,450
Lincoln National Corp.	3,193	210,514
Loews Corp.	18,567	865,593
Markel Corp.[a]	1,060	1,027,776
Marsh & McLennan Companies Inc.	13,568	1,005,796
MetLife Inc.	5,029	260,552
Principal Financial Group Inc.	6,198	403,676
Progressive Corp. (The)	22,652	899,737
Prudential Financial Inc.	3,102	332,007
Reinsurance Group of America Inc.	6,297	787,377
RenaissanceRe Holdings Ltd.	7,568	1,075,943
Torchmark Corp.	11,660	894,439
Travelers Companies Inc. (The)	7,671	933,254
Unum Group	7,837	363,088
Willis Towers Watson PLC	5,089	674,903
WR Berkley Corp.	14,277	970,550
XL Group Ltd.	15,826	662,318

		23,034,890
INTERNET & DIRECT MARKETING RETAIL — 0.46%
Amazon.com Inc.[a]	282	260,847
Expedia Inc.	1,605	214,621
Liberty Interactive Corp. QVC Group Series Aa	13,689	289,933
Netflix Inc.[a]	644	98,017
Priceline Group Inc. (The)[a]	159	293,644
TripAdvisor Inc.[a,b]	2,154	96,952

		1,254,014
INTERNET SOFTWARE & SERVICES — 1.02%
Akamai Technologies Inc.[a]	2,621	159,724
Alphabet Inc. Class Aa	398	367,959
Alphabet Inc. Class Ca	219	198,405
CoStar Group Inc.[a,b]	1,266	304,967
eBay Inc.[a]	10,326	344,992
Facebook Inc. Class Aa	2,323	349,031

Security	Shares	Value
MercadoLibre Inc.	936	$214,260
Twitter Inc.[a,b]	3,458	56,988
VeriSign Inc.[a,b]	4,158	369,729
Yahoo! Inc.[a]	5,441	262,310
Zillow Group Inc. Class Ca	4,588	178,932

		2,807,297
IT SERVICES — 3.57%
Accenture PLC Class A	4,454	540,270
Alliance Data Systems Corp.	1,071	267,354
Automatic Data Processing Inc.	7,314	764,240
Broadridge Financial Solutions Inc.	8,943	625,473
Cognizant Technology Solutions Corp. Class Aa	5,610	337,890
DXC Technology Co.[a]	3,346	252,088
Fidelity National Information Services Inc.	7,664	645,232
First Data Corp. Class Aa	11,085	173,148
Fiserv Inc.[a]	6,268	746,769
FleetCor Technologies Inc.[a]	1,705	240,644
Gartner Inc.[a]	4,627	527,894
Global Payments Inc.	5,562	454,749
International Business Machines Corp.	3,247	520,462
MasterCard Inc. Class A	4,799	558,220
Paychex Inc.	12,135	719,363
PayPal Holdings Inc.[a]	4,083	194,841
Sabre Corp.	6,491	151,954
Total System Services Inc.	8,912	510,747
Vantiv Inc. Class Aa	7,743	480,376
Visa Inc. Class A	7,106	648,209
Western Union Co. (The)	21,782	432,590

		9,792,513
LEISURE PRODUCTS — 0.32%
Hasbro Inc.	4,953	490,892
Mattel Inc.	7,589	170,145
Polaris Industries Inc.[b]	2,531	215,793

		876,830
LIFE SCIENCES TOOLS & SERVICES — 1.17%
Agilent Technologies Inc.	10,368	570,758
Illumina Inc.[a]	1,010	186,709
Mettler-Toledo International Inc.[a]	1,404	720,842
Quintiles IMS Holdings Inc.[a]	5,356	451,404

267

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
Thermo Fisher Scientific Inc.	3,963	$655,203
Waters Corp.[a]	3,722	632,330

		3,217,246
MACHINERY — 2.61%
AGCO Corp.	5,660	362,183
Caterpillar Inc.	3,431	350,854
Cummins Inc.	2,508	378,558
Deere & Co.	4,651	519,098
Dover Corp.	4,796	378,309
Flowserve Corp.	4,984	253,536
Fortive Corp.	3,590	227,103
Illinois Tool Works Inc.	4,683	646,675
Ingersoll-Rand PLC	5,157	457,684
Middleby Corp. (The)[a]	1,828	248,846
PACCAR Inc.	6,396	426,805
Parker-Hannifin Corp.	2,384	383,347
Pentair PLC	4,792	309,132
Snap-on Inc.	2,943	493,041
Stanley Black & Decker Inc.	5,119	696,952
WABCO Holdings Inc.[a]	2,784	330,934
Wabtec Corp./DE	3,301	276,921
Xylem Inc./NY	7,893	405,779

		7,145,757
MEDIA — 3.28%
CBS Corp. Class B NVS	5,740	382,054
Charter Communications Inc. Class Aa	1,647	568,478
Comcast Corp. Class A	16,212	635,348
Discovery Communications Inc. Class Aa,b	8,952	257,639
Discovery Communications Inc. Class C NVS[a]	8,944	250,253
DISH Network Corp. Class Aa	5,094	328,257
Interpublic Group of Companies Inc. (The)	21,189	499,425
Liberty Broadband Corp. Class Ca	2,649	241,483
Liberty Global PLC Series Aa,b	7,692	272,451
Liberty Global PLC Series C NVS[a]	9,137	316,232
Liberty Global PLC LiLAC Class Ca	8,877	193,874
Liberty Media Corp.-Liberty SiriusXM Class Aa	13,435	511,873
Liberty Media Corp.-Liberty SiriusXM Class Ca	5,046	191,698
News Corp. Class A	26,018	330,949
Omnicom Group Inc.	8,543	701,551

Security	Shares	Value
Scripps Networks Interactive Inc. Class A	4,605	$344,086
Sirius XM Holdings Inc.[b]	140,763	696,777
TEGNA Inc.	9,624	245,219
Time Warner Inc.	3,056	303,369
Twenty-First Century Fox Inc. Class A	14,362	438,615
Twenty-First Century Fox Inc. Class B	15,617	466,324
Viacom Inc. Class B NVS	4,475	190,456
Walt Disney Co. (The)	5,463	631,523

		8,997,934
METALS & MINING — 0.16%
Freeport-McMoRan Inc.[a]	3,665	46,729
Newmont Mining Corp.	3,261	110,254
Nucor Corp.	4,746	291,072

		448,055
MORTGAGE REAL ESTATE INVESTMENT — 0.73%
AGNC Investment Corp.	45,336	955,230
Annaly Capital Management Inc.	87,705	1,035,796

		1,991,026
MULTI-UTILITIES — 2.81%
Ameren Corp.	12,352	675,531
CenterPoint Energy Inc.	25,588	730,026
CMS Energy Corp.	16,136	732,574
Consolidated Edison Inc.	10,539	835,532
Dominion Resources Inc./VA	9,790	758,040
DTE Energy Co.	7,738	809,317
NiSource Inc.	21,582	523,363
Public Service Enterprise Group Inc.	12,759	562,034
SCANA Corp.	9,209	610,649
Sempra Energy	6,537	738,812
WEC Energy Group Inc.	11,992	725,756

		7,701,634
MULTILINE RETAIL — 0.51%
Dollar General Corp.	3,817	277,534
Dollar Tree Inc.[a]	4,082	337,867
Kohl’s Corp.	3,180	124,116
Macy’s Inc.	4,903	143,266
Nordstrom Inc.	3,697	178,454
Target Corp.	5,998	334,988

		1,396,225

268

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 2.15%
Anadarko Petroleum Corp.	2,040	$116,321
Antero Resources Corp.[a]	6,216	131,717
Apache Corp.	2,231	108,516
Cabot Oil & Gas Corp.	8,925	207,417
Cheniere Energy Inc.[a,b]	3,085	139,905
Chevron Corp.	3,592	383,266
Cimarex Energy Co.	1,563	182,371
Concho Resources Inc.[a]	1,326	167,951
ConocoPhillips	4,329	207,402
Continental Resources Inc./OKa,b	1,656	70,231
Devon Energy Corp.	2,757	108,874
Diamondback Energy Inc.[a]	1,630	162,739
EOG Resources Inc.	2,646	244,755
EQT Corp.	4,123	239,711
Exxon Mobil Corp.	7,008	572,203
Hess Corp.	3,085	150,641
HollyFrontier Corp.	6,279	176,691
Kinder Morgan Inc./DE	6,968	143,750
Marathon Oil Corp.	4,950	73,607
Marathon Petroleum Corp.	3,283	167,236
Murphy Oil Corp.	2,965	77,624
Newfield Exploration Co.[a]	2,639	91,362
Noble Energy Inc.	4,338	140,248
Occidental Petroleum Corp.	5,685	349,855
ONEOK Inc.	2,168	114,058
Parsley Energy Inc. Class Aa	3,475	103,520
Phillips 66	3,396	270,186
Pioneer Natural Resources Co.	1,161	200,841
Plains GP Holdings LP Class A	3,490	103,897
Range Resources Corp.	2,723	72,132
Southwestern Energy Co.[a]	7,093	53,268
Targa Resources Corp.	1,427	78,671
Tesoro Corp.	2,276	181,420
Valero Energy Corp.	3,406	220,062
Williams Companies Inc. (The)	2,913	89,225

		5,901,673
PERSONAL PRODUCTS — 0.41%
Coty Inc. Class A	9,052	161,578
Edgewell Personal Care Co.[a]	4,468	319,417
Estee Lauder Companies Inc. (The) Class A	7,234	630,371

		1,111,366

Security	Shares	Value
PHARMACEUTICALS — 1.67%
Allergan PLC	1,106	$269,709
Bristol-Myers Squibb Co.	5,847	327,725
Eli Lilly & Co.	6,053	496,709
Jazz Pharmaceuticals PLC[a]	1,382	220,125
Johnson & Johnson	8,919	1,101,229
Mallinckrodt PLC[a]	1,530	71,788
Merck & Co. Inc.	9,409	586,463
Mylan NVa	3,889	145,254
Perrigo Co. PLC	2,245	165,995
Pfizer Inc.	18,110	614,291
Zoetis Inc.	10,573	593,251

		4,592,539
PROFESSIONAL SERVICES — 1.15%
Dun & Bradstreet Corp. (The)	3,165	346,915
Equifax Inc.	5,164	698,741
IHS Markit Ltd.[a]	11,202	486,167
ManpowerGroup Inc.	3,277	330,911
Nielsen Holdings PLC	10,268	422,323
Robert Half International Inc.	6,494	299,049
Verisk Analytics Inc. Class Aa	6,810	563,936

		3,148,042
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.25%
CBRE Group Inc. Class Aa	10,833	387,930
Jones Lang LaSalle Inc.	2,506	287,839

		675,769
ROAD & RAIL — 0.84%
AMERCO	1,038	388,690
CSX Corp.	8,792	446,985
JB Hunt Transport Services Inc.	4,952	443,996
Kansas City Southern	2,692	242,468
Norfolk Southern Corp.	3,134	368,214
Union Pacific Corp.	3,588	401,713

		2,292,066
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.73%
Advanced Micro Devices Inc.[a,b]	5,537	73,642
Analog Devices Inc.	6,461	492,328
Applied Materials Inc.	7,695	312,494
Broadcom Ltd.	1,030	227,434
Intel Corp.	10,616	383,768
KLA-Tencor Corp.	3,506	344,359
Lam Research Corp.	2,782	402,973

269

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
Marvell Technology Group Ltd.	12,202	$183,274
Maxim Integrated Products Inc.	6,966	307,549
Microchip Technology Inc.	5,240	396,039
Micron Technology Inc.[a]	5,276	145,987
NVIDIA Corp.	1,523	158,849
Qorvo Inc.[a]	1,417	96,399
QUALCOMM Inc.	4,459	239,627
Skyworks Solutions Inc.	1,730	172,550
Texas Instruments Inc.	5,585	442,220
Xilinx Inc.	5,808	366,543

		4,746,035
SOFTWARE — 2.93%
Activision Blizzard Inc.	6,427	335,811
Adobe Systems Inc.[a]	3,472	464,345
ANSYS Inc.[a]	5,737	631,988
Autodesk Inc.[a]	2,662	239,766
CA Inc.	16,264	533,947
Cadence Design Systems Inc.[a]	17,648	574,795
CDK Global Inc.	2,824	183,588
Citrix Systems Inc.[a]	4,122	333,635
Dell Technologies Inc. Class V Class Va	3,152	211,531
Electronic Arts Inc.[a]	2,433	230,697
Fortinet Inc.[a]	5,895	229,905
Intuit Inc.	4,104	513,862
Microsoft Corp.	6,181	423,151
Nuance Communications Inc.[a]	10,826	193,677
Oracle Corp.	11,645	523,559
Red Hat Inc.[a]	3,390	298,591
salesforce.com Inc.[a]	3,207	276,187
ServiceNow Inc.[a]	1,729	163,356
Splunk Inc.[a]	1,434	92,221
Symantec Corp.	12,784	404,358
Synopsys Inc.[a]	10,678	786,969
VMware Inc. Class Aa,b	2,661	250,453
Workday Inc. Class Aa,b	1,539	134,509

		8,030,901
SPECIALTY RETAIL — 2.42%
Advance Auto Parts Inc.	1,920	272,909
AutoNation Inc.[a,b]	6,563	275,646
AutoZone Inc.[a]	992	686,652
Bed Bath & Beyond Inc.	8,399	325,461
Best Buy Co. Inc.	2,738	141,856
CarMax Inc.[a,b]	3,691	215,924

Security	Shares	Value
Dick’s Sporting Goods Inc.	4,779	$241,578
Foot Locker Inc.	4,334	335,192
Gap Inc. (The)	6,694	175,383
Home Depot Inc. (The)	4,872	760,519
L Brands Inc.	4,411	232,945
Lowe’s Companies Inc.	7,481	634,987
O’Reilly Automotive Inc.[a]	1,650	409,447
Ross Stores Inc.	5,648	367,120
Signet Jewelers Ltd.	1,858	122,331
Staples Inc.	16,832	164,449
Tiffany & Co.	3,666	335,989
TJX Companies Inc. (The)	6,636	521,855
Tractor Supply Co.	3,319	205,479
Ulta Salon Cosmetics & Fragrance Inc.[a]	768	216,146

		6,641,868
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.59%
Apple Inc.	2,776	398,772
Hewlett Packard Enterprise Co.	7,079	131,882
HP Inc.	15,048	283,203
NetApp Inc.	5,850	233,123
Seagate Technology PLC	2,801	118,006
Western Digital Corp.	2,486	221,428
Xerox Corp.	32,136	231,058

		1,617,472
TEXTILES, APPAREL & LUXURY GOODS — 0.82%
Coach Inc.	7,006	275,966
Hanesbrands Inc.	10,699	233,345
lululemon athletica Inc.[a]	2,354	122,408
Michael Kors Holdings Ltd.[a]	2,600	97,058
NIKE Inc. Class B	8,943	495,532
PVH Corp.	2,231	225,398
Ralph Lauren Corp.	1,789	144,408
Under Armour Inc. Class Aa,b	4,228	90,860
Under Armour Inc. Class Ca,b	7,798	151,359
VF Corp.	7,344	401,203

		2,237,537
THRIFTS & MORTGAGE FINANCE — 0.17%
New York Community Bancorp. Inc.	35,414	470,652

		470,652

270

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2017

Security	Shares	Value
TOBACCO — 0.83%
Altria Group Inc.	11,734	$842,266
Philip Morris International Inc.	7,969	883,284
Reynolds American Inc.	8,520	549,540

		2,275,090
TRADING COMPANIES & DISTRIBUTORS — 0.34%
Fastenal Co.	9,161	409,314
United Rentals Inc.[a]	1,131	124,025
WW Grainger Inc.	2,139	412,185

		945,524
TRANSPORTATION INFRASTRUCTURE — 0.13%
Macquarie Infrastructure Corp.	4,285	348,670

		348,670
WATER UTILITIES — 0.35%
American Water Works Co. Inc.	12,031	959,593

		959,593
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Sprint Corp.[a,b]	9,259	83,609
T-Mobile U.S. Inc.[a,b]	4,958	333,524

		417,133

TOTAL COMMON STOCKS
(Cost: $238,958,755)		273,631,357

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.17%

MONEY MARKET FUNDS — 2.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	5,526,141	$5,528,351
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	427,116	427,116

		5,955,467

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,954,080)		5,955,467

TOTAL INVESTMENTS IN SECURITIES — 101.96%
(Cost: $244,912,835)[g]		279,586,824
Other Assets, Less Liabilities — (1.96)%		(5,374,900)

NET ASSETS — 100.00%		$274,211,924

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $246,180,749. Net unrealized appreciation was $33,406,075, of which $40,362,531 represented gross unrealized appreciation on securities and $6,956,456 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	798	390	(31)	1,157	$444,947	$6,827	$1,348
PNC Financial Services Group Inc. (The)	5,196	1,525	(2,107)	4,614	552,527	7,734	41,862

					$997,474	$14,561	$43,210

271

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$273,631,357	$—	$—	$273,631,357
Money market funds	5,955,467	—	—	5,955,467

Total	$279,586,824	$—	$—	$279,586,824

272

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 1.33%
Arconic Inc.	329,272	$8,999,004
L3 Technologies Inc.	159,831	27,454,171

		36,453,175
AIRLINES — 3.23%
American Airlines Group Inc.	382,629	16,307,648
Delta Air Lines Inc.	662,800	30,117,632
Southwest Airlines Co.	410,318	23,068,078
United Continental Holdings Inc.[a]	275,668	19,354,650

		88,848,008
AUTO COMPONENTS — 0.90%
BorgWarner Inc.	105,565	4,463,288
Goodyear Tire & Rubber Co. (The)	289,713	10,496,302
Lear Corp.	67,695	9,657,369

		24,616,959
AUTOMOBILES — 5.22%
Ford Motor Co.	5,088,979	58,370,589
General Motors Co.	2,453,694	84,995,960

		143,366,549
BANKS — 8.59%
Bank of America Corp.	3,489,788	81,451,652
CIT Group Inc.	69,655	3,225,723
Citigroup Inc.	1,066,633	63,059,343
Citizens Financial Group Inc.	160,826	5,903,922
JPMorgan Chase & Co.	773,998	67,337,826
KeyCorp	222,651	4,061,154
Regions Financial Corp.	359,198	4,938,973
SunTrust Banks Inc.	108,133	6,143,036

		236,121,629
BIOTECHNOLOGY — 2.68%
Gilead Sciences Inc.	1,037,962	71,152,295
United Therapeutics Corp.[a]	19,343	2,431,415

		73,583,710
CAPITAL MARKETS — 1.33%
Goldman Sachs Group Inc. (The)	92,564	20,715,823
Morgan Stanley	365,589	15,855,595

		36,571,418
CHEMICALS — 1.80%
Celanese Corp. Series A	45,872	3,992,699
CF Industries Holdings Inc.	90,979	2,432,779
Dow Chemical Co. (The)	231,686	14,549,881
Eastman Chemical Co.	67,423	5,376,984
LyondellBasell Industries NV Class A	201,137	17,048,372
Mosaic Co. (The)	228,428	6,151,566

		49,552,281

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 3.87%
Cisco Systems Inc.	2,964,779	$101,010,021
Juniper Networks Inc.	177,849	5,347,919

		106,357,940
CONSTRUCTION & ENGINEERING — 0.95%
Fluor Corp.	162,975	8,363,877
Jacobs Engineering Group Inc.	325,091	17,853,998

		26,217,875
CONSUMER FINANCE — 0.65%
Ally Financial Inc.	192,809	3,817,618
Capital One Financial Corp.	157,166	12,633,003
Navient Corp.	98,910	1,503,432

		17,954,053
CONTAINERS & PACKAGING — 0.54%
International Paper Co.	155,287	8,380,839
WestRock Co.	119,451	6,397,796

		14,778,635
DIVERSIFIED FINANCIAL SERVICES — 0.13%
Voya Financial Inc.	92,506	3,457,874

		3,457,874
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.49%
AT&T Inc.	1,583,630	62,759,257
CenturyLink Inc.	220,810	5,668,193

		68,427,450
ELECTRIC UTILITIES — 2.31%
Entergy Corp.	175,449	13,379,741
Exelon Corp.	1,122,236	38,863,033
FirstEnergy Corp.	375,191	11,233,218

		63,475,992
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.32%
Arrow Electronics Inc.[a]	72,529	5,113,294
Avnet Inc.	92,510	3,579,212
Corning Inc.	752,886	21,720,761
Flex Ltd.[a]	369,639	5,714,619

		36,127,886
ENERGY EQUIPMENT & SERVICES — 0.35%
Helmerich & Payne Inc.	60,316	3,657,562
National Oilwell Varco Inc.	172,699	6,039,284

		9,696,846
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.80%
Host Hotels & Resorts Inc.[b]	1,341,194	24,074,432
Iron Mountain Inc.	257,303	8,943,852
Liberty Property Trust	138,450	5,616,917

273

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

April 30, 2017

Security	Shares	Value
VEREIT Inc.	1,196,097	$10,011,332
Weyerhaeuser Co.	833,555	28,232,508

		76,879,041
FOOD & STAPLES RETAILING — 5.61%
CVS Health Corp.	327,105	26,966,536
Kroger Co. (The)	763,961	22,651,444
Wal-Mart Stores Inc.	1,286,981	96,755,231
Whole Foods Market Inc.	212,459	7,727,134

		154,100,345
FOOD PRODUCTS — 3.41%
Archer-Daniels-Midland Co.	959,762	43,909,111
Bunge Ltd.	202,917	16,036,531
Ingredion Inc.	27,774	3,438,977
JM Smucker Co. (The)	66,746	8,458,053
Tyson Foods Inc. Class A	338,168	21,730,676

		93,573,348
HEALTH CARE PROVIDERS & SERVICES — 5.28%
Aetna Inc.	200,850	27,128,809
AmerisourceBergen Corp.	87,182	7,153,283
Anthem Inc.	186,421	33,162,432
Cardinal Health Inc.	161,271	11,706,662
Centene Corp.[a]	96,055	7,146,492
Cigna Corp.	117,959	18,445,249
Express Scripts Holding Co.[a]	318,431	19,532,558
McKesson Corp.	73,504	10,164,868
Quest Diagnostics Inc.	61,052	6,441,596
Universal Health Services Inc. Class B	35,283	4,260,775

		145,142,724
HOTELS, RESTAURANTS & LEISURE — 0.72%
Carnival Corp.	322,269	19,906,556

		19,906,556
HOUSEHOLD DURABLES — 0.59%
Toll Brothers Inc.	97,786	3,519,318
Whirlpool Corp.	68,269	12,676,188

		16,195,506
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.13%
AES Corp./VA	327,238	3,701,062

		3,701,062
INSURANCE — 3.21%
Aflac Inc.	78,746	5,896,501
American International Group Inc.	323,300	19,692,203
Assurant Inc.	11,164	1,074,423
Axis Capital Holdings Ltd.	19,287	1,271,013
Everest Re Group Ltd.	6,206	1,562,112
Hartford Financial Services Group Inc. (The)	94,202	4,555,609
Lincoln National Corp.	96,716	6,376,486

Security	Shares	Value
Loews Corp.	72,618	$3,385,451
MetLife Inc.	381,846	19,783,441
Prudential Financial Inc.	169,229	18,112,580
Unum Group	71,084	3,293,322
XL Group Ltd.	78,601	3,289,452

		88,292,593
IT SERVICES — 0.23%
DXC Technology Co.[a]	82,039	6,180,818

		6,180,818
MACHINERY — 1.44%
AGCO Corp.	217,119	13,893,445
Cummins Inc.	170,406	25,721,082

		39,614,527
MEDIA — 0.71%
Liberty Global PLC LiLAC Class Ca,b	35,062	765,754
News Corp. Class A	607,422	7,726,408
TEGNA Inc.	146,405	3,730,399
Viacom Inc. Class B NVS	171,503	7,299,168

		19,521,729
METALS & MINING — 0.55%
Newmont Mining Corp.	247,843	8,379,572
Nucor Corp.	110,483	6,775,922

		15,155,494
MORTGAGE REAL ESTATE INVESTMENT — 0.22%
AGNC Investment Corp.	107,076	2,256,092
Annaly Capital Management Inc.	323,315	3,818,350

		6,074,442
MULTI-UTILITIES — 0.63%
Public Service Enterprise Group Inc.	389,955	17,177,518

		17,177,518
MULTILINE RETAIL — 1.57%
Kohl’s Corp.	220,092	8,590,191
Macy’s Inc.	286,157	8,361,507
Nordstrom Inc.	81,527	3,935,308
Target Corp.	397,589	22,205,346

		43,092,352
OIL, GAS & CONSUMABLE FUELS — 6.19%
Chevron Corp.	854,438	91,168,535
Devon Energy Corp.	206,103	8,139,008
HollyFrontier Corp.	110,049	3,096,779
Marathon Oil Corp.	487,721	7,252,411
Marathon Petroleum Corp.	222,014	11,309,393
Murphy Oil Corp.	108,591	2,842,912
Phillips 66	192,793	15,338,611
Plains GP Holdings LP Class A	43,924	1,307,618
Southwestern Energy Co.[a,b]	243,153	1,826,079
Tesoro Corp.	51,973	4,142,768
Valero Energy Corp.	363,686	23,497,752

		169,921,866

274

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

April 30, 2017

Security	Shares	Value
PHARMACEUTICALS — 5.57%
Allergan PLC	152,883	$37,282,048
Mallinckrodt PLC[a]	86,019	4,036,012
Mylan NVa	304,363	11,367,958
Perrigo Co. PLC	62,169	4,596,776
Pfizer Inc.	2,820,461	95,670,037

		152,952,831
PROFESSIONAL SERVICES — 0.09%
ManpowerGroup Inc.	24,338	2,457,651

		2,457,651
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
Jones Lang LaSalle Inc.	41,235	4,736,252

		4,736,252
ROAD & RAIL — 2.02%
AMERCO	2,860	1,070,956
Norfolk Southern Corp.	463,046	54,403,274

		55,474,230
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.97%
Intel Corp.	2,672,379	96,606,501
Lam Research Corp.	43,944	6,365,288
Marvell Technology Group Ltd.	276,817	4,157,791
Micron Technology Inc.[a]	881,102	24,380,092
Qorvo Inc.[a,b]	72,182	4,910,542

		136,420,214
SOFTWARE — 0.59%
CA Inc.	166,565	5,468,329
Nuance Communications Inc.[a]	77,888	1,393,416
Symantec Corp.	295,987	9,362,069

		16,223,814
SPECIALTY RETAIL — 1.86%
Bed Bath & Beyond Inc.	151,388	5,866,285
Best Buy Co. Inc.	385,538	19,974,724
Dick’s Sporting Goods Inc.	59,556	3,010,556
Foot Locker Inc.	88,049	6,809,709
Gap Inc. (The)	236,514	6,196,667
Staples Inc.	943,838	9,221,297

		51,079,238
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 12.55%
Apple Inc.	1,843,239	264,781,282
Hewlett Packard Enterprise Co.	952,353	17,742,336
HP Inc.	1,172,807	22,072,228
NetApp Inc.	236,033	9,405,915
Seagate Technology PLC	221,286	9,322,779
Western Digital Corp.	178,195	15,871,829
Xerox Corp.	782,966	5,629,526

		344,825,895

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.26%
Michael Kors Holdings Ltd.[a]	51,740	$1,931,454
PVH Corp.	52,896	5,344,083

		7,275,537
TRADING COMPANIES & DISTRIBUTORS — 0.80%
United Rentals Inc.[a,b]	199,468	21,873,661

		21,873,661

TOTAL COMMON STOCKS (Cost: $2,538,082,661)		2,743,457,524

SHORT-TERM INVESTMENTS — 0.55%

MONEY MARKET FUNDS — 0.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	13,407,807	13,413,170
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	1,625,609	1,625,609

		15,038,779

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,039,196)		15,038,779

TOTAL INVESTMENTS IN SECURITIES — 100.41% (Cost: $2,553,121,857)[g]		2,758,496,303
Other Assets, Less Liabilities — (0.41)%		(11,268,517)

NET ASSETS — 100.00%		$2,747,227,786

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $2,558,444,416. Net unrealized appreciation was $200,051,887, of which $254,288,851 represented gross unrealized appreciation on securities and $54,236,964 represented gross unrealized depreciation on securities.

275

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

April 30, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2a(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PNC Financial Services Group Inc. (The)	35,199	49,426	(84,625)	—	$—	$28,447	$1,455,232

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,743,457,524	$—	$—	$2,743,457,524
Money market funds	15,038,779	—	—	15,038,779

Total	$2,758,496,303	$—	$—	$2,758,496,303

276

Schedule of Investments  (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.68%

BELGIUM — 1.02%
Proximus SADP	158,842	$4,857,889
UCB SA	69,615	5,424,766

		10,282,655
BRAZIL — 0.59%
TIM Participacoes SA	1,857,955	5,959,303

		5,959,303
CANADA — 1.82%
Air Canada[a]	414,375	3,936,759
BlackBerry Ltd.[a,b]	578,799	5,397,270
CGI Group Inc. Class Aa,b	93,483	4,504,249
WestJet Airlines Ltd.	271,167	4,478,133

		18,316,411
CHINA — 0.62%
Tencent Holdings Ltd.	198,900	6,224,616

		6,224,616
DENMARK — 2.22%
DSV A/Sb	100,113	5,576,003
H Lundbeck A/S	118,677	6,081,723
Novo Nordisk A/S Class B	125,307	4,874,824
Novozymes A/S Class B	135,915	5,870,585

		22,403,135
FRANCE — 6.43%
Airbus SE	70,941	5,734,356
Atos SE	41,769	5,471,766
BioMerieux SA	30,793	6,154,804
Bouygues SA	124,909	5,249,677
Cap Gemini SA	53,838	5,387,810
Orange SA	306,406	4,737,983
Sanofi	54,366	5,127,472
SCOR SE	129,285	5,113,307
SFR Group SAa	174,369	5,707,765
STMicroelectronics NV	426,972	6,904,523
Vivendi SA	230,196	4,565,988
Zodiac Aerospace	193,596	4,699,096

		64,854,547
GERMANY — 5.04%
BASF SE	48,226	4,698,054
Bayer AG Registered	45,747	5,659,119
Deutsche Boerse AG	56,656	5,543,344
Deutsche Telekom AG Registered	269,408	4,723,286
Hannover Rueck SE	39,117	4,689,869
Infineon Technologies AG	254,592	5,267,520
KION Group AG	80,223	5,432,845
Merck KGaA	44,851	5,265,004
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	23,205	4,446,094
Telefonica Deutschland Holding AG	1,041,893	5,048,833

		50,773,968

Security	Shares	Value
INDIA — 1.42%
Infosys Ltd. ADR	466,752	$6,795,909
Wipro Ltd. ADR[b]	765,102	7,536,255

		14,332,164
ITALY — 0.48%
Telecom Italia SpA/Milano[a]	5,427,318	4,816,712

		4,816,712
JAPAN — 3.13%
Chugai Pharmaceutical Co. Ltd.	120,300	4,262,896
FANUC Corp.	17,700	3,597,322
Honda Motor Co. Ltd.	198,900	5,766,976
Murata Manufacturing Co. Ltd.	37,000	4,960,662
Takeda Pharmaceutical Co. Ltd.	132,600	6,354,618
Tokyo Electron Ltd.	57,000	6,629,631

		31,572,105
NETHERLANDS — 3.13%
ASM International NV	103,428	6,222,691
ASML Holding NV	43,095	5,694,748
Koninklijke KPN NV	1,543,979	4,463,893
QIAGEN NV	153,816	4,628,324
RELX NV	273,156	5,281,281
Wolters Kluwer NV	123,981	5,264,004

		31,554,941
NORWAY — 0.46%
Telenor ASA	289,068	4,683,668

		4,683,668
RUSSIA — 0.51%
Mobile TeleSystems PJSC ADR	495,261	5,111,093

		5,111,093
SOUTH KOREA — 0.55%
Samsung Electronics Co. Ltd.	2,827	5,542,699

		5,542,699
SPAIN — 1.22%
Grifols SA	245,973	6,603,897
Telefonica SA	517,140	5,718,681

		12,322,578
SWEDEN — 2.65%
Elekta AB Class B	549,627	5,738,472
Millicom International Cellular SA SDR	104,091	5,713,085
Skandinaviska Enskilda Banken AB Class A	428,961	4,941,277
Tele2 AB Class B	575,525	5,797,627
Telia Co. AB	1,123,562	4,580,633

		26,771,094
SWITZERLAND — 3.96%
Actelion Ltd.[a]	21,216	6,004,930
Kuehne + Nagel International AG Registered	33,150	5,008,549

277

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

April 30, 2017

Security	Shares	Value
Lonza Group AG Registered	25,194	$5,150,413
Novartis AG Registered	64,974	4,996,494
Roche Holding AG	19,943	5,214,891
Swiss Re AG	45,084	3,922,120
Swisscom AG Registered	10,090	4,399,076
Syngenta AG Registered[a]	11,271	5,235,532

		39,932,005
UNITED KINGDOM — 3.96%
AstraZeneca PLC	87,516	5,250,754
BT Group PLC	971,958	3,832,141
GlaxoSmithKline PLC	244,717	4,907,340
London Stock Exchange Group PLC	129,455	5,665,929
RELX PLC	259,896	5,265,524
Shire PLC	80,005	4,696,088
Sky PLC	450,177	5,777,571
Vodafone Group PLC	1,767,953	4,552,848

		39,948,195
UNITED STATES — 60.47%
3D Systems Corp.[a,b]	294,372	4,659,909
3M Co.	25,857	5,063,576
AbbVie Inc.	72,930	4,809,004
Accenture PLC Class A	35,928	4,358,066
Advanced Micro Devices Inc.[a,b]	463,437	6,163,712
Agilent Technologies Inc.	99,450	5,474,723
Alexion Pharmaceuticals Inc.[a]	35,139	4,490,061
Allergan PLC	23,205	5,658,771
Alnylam Pharmaceuticals Inc.[a]	110,721	5,934,646
Alphabet Inc. Class Aa	5,967	5,516,611
Amazon.com Inc.[a]	5,900	5,457,441
AMETEK Inc.	87,516	5,005,915
Amgen Inc.	31,161	5,089,215
Amphenol Corp. Class A	72,485	5,241,390
Analog Devices Inc.	60,333	4,597,375
Apple Inc.	39,117	5,619,157
Applied Materials Inc.	135,252	5,492,584
Arista Networks Inc.[a,b]	45,084	6,295,530
AT&T Inc.	110,932	4,396,235
Berkshire Hathaway Inc. Class Ba	27,291	4,508,746
Biogen Inc.[a]	16,575	4,495,306
BioMarin Pharmaceutical Inc.[a]	55,029	5,273,979
BlackRock Inc.[c]	11,621	4,469,088
Boeing Co. (The)	29,172	5,391,861
Bristol-Myers Squibb Co.	80,223	4,496,499
Cavium Inc.[a,b]	68,289	4,701,698
Celgene Corp.[a]	39,117	4,852,464
CH Robinson Worldwide Inc.	56,355	4,097,009
Charles River Laboratories International Inc.[a]	61,659	5,530,812
Ciena Corp.[a,b]	204,204	4,678,314
Cisco Systems Inc.	144,194	4,912,690
CME Group Inc.	36,465	4,236,868

Security	Shares	Value
Cognizant Technology Solutions Corp. Class Aa	76,152	$4,586,635
Covanta Holding Corp.	311,745	4,535,890
Cypress Semiconductor Corp.	389,844	5,461,714
Danaher Corp.	55,692	4,640,814
Dover Corp.	57,595	4,543,094
Dow Chemical Co. (The)	77,498	4,866,874
DXC Technology Co.[a]	72,930	5,494,546
Eaton Corp. PLC	64,895	4,908,658
eBay Inc.[a]	150,501	5,028,238
EI du Pont de Nemours & Co.	59,865	4,774,234
Eli Lilly & Co.	65,637	5,386,172
Emerson Electric Co.	77,027	4,643,188
Exelixis Inc.[a]	267,852	5,999,885
Facebook Inc. Class Aa	37,128	5,578,482
First Solar Inc.[a,b]	131,274	3,879,147
General Electric Co.	143,633	4,163,921
Gilead Sciences Inc.	60,343	4,136,513
Hologic Inc.[a]	112,227	5,067,049
Honeywell International Inc.	38,696	5,074,593
Illumina Inc.[a]	36,027	6,659,951
Incyte Corp.[a]	43,758	5,438,244
Infinera Corp.[a,b]	520,455	5,162,914
Intel Corp.	121,329	4,386,043
Intercept Pharmaceuticals Inc.[a,b]	43,095	4,841,723
Intercontinental Exchange Inc.	75,017	4,516,023
International Business Machines Corp.	26,446	4,239,029
Intuitive Surgical Inc.[a]	6,827	5,706,484
Ionis Pharmaceuticals Inc.[a,b]	96,798	4,664,696
iRobot Corp.[a]	74,919	5,974,041
Jazz Pharmaceuticals PLC[a]	43,758	6,969,774
Johnson & Johnson	39,780	4,911,637
Johnson Controls International PLC	98,787	4,106,576
Kite Pharma Inc.[a,b]	94,809	7,781,923
KLA-Tencor Corp.	54,155	5,319,104
Laboratory Corp. of America Holdings[a]	34,551	4,842,323
Lam Research Corp.	40,443	5,858,169
LendingClub Corp.[a]	751,842	4,398,276
Lexicon Pharmaceuticals Inc.[a,b]	281,112	4,388,158
Marvell Technology Group Ltd.	304,317	4,570,841
Maxim Integrated Products Inc.	109,395	4,829,789
Medtronic PLC	60,333	5,013,069
MercadoLibre Inc.	26,278	6,015,297
Merck & Co. Inc.	73,593	4,587,052
Microchip Technology Inc.	67,626	5,111,173
Micron Technology Inc.[a]	216,138	5,980,538
Microsoft Corp.	70,993	4,860,181
Monsanto Co.	41,641	4,855,757
Myriad Genetics Inc.[a,b]	262,548	4,828,258
Nasdaq Inc.	65,641	4,520,696
Netflix Inc.[a]	35,139	5,348,156
NVIDIA Corp.	47,073	4,909,714
PAREXEL International Corp.[a]	69,615	4,443,525
PayPal Holdings Inc.[a]	110,490	5,272,583

278

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

April 30, 2017

Security	Shares	Value
Pfizer Inc.	140,556	$4,767,660
QUALCOMM Inc.	63,648	3,420,444
Quest Diagnostics Inc.	49,130	5,183,706
Quintiles IMS Holdings Inc.[a]	57,700	4,862,956
Red Hat Inc.[a]	56,355	4,963,748
Regeneron Pharmaceuticals Inc.[a]	11,974	4,651,779
Rockwell Automation Inc.	31,824	5,007,506
Roper Technologies Inc.	24,546	5,368,210
Schlumberger Ltd.	52,822	3,834,349
Seattle Genetics Inc.[a,b]	68,952	4,709,422
Skyworks Solutions Inc.	57,018	5,686,975
Southwest Airlines Co.	88,842	4,994,697
Spirit AeroSystems Holdings Inc. Class A	72,267	4,130,782
Splunk Inc.[a,b]	78,897	5,073,866
Sprint Corp.[a,b]	498,576	4,502,141
Stryker Corp.	39,117	5,334,385
Synaptics Inc.[a,b]	80,223	4,393,814
T-Mobile U.S. Inc.[a]	75,582	5,084,401
Tableau Software Inc. Class Aa	96,798	5,196,117
TE Connectivity Ltd.	62,144	4,808,081
Tesla Inc.[a,b]	23,305	7,319,401
Texas Instruments Inc.	59,670	4,724,671
Trimble Inc.[a]	143,208	5,073,859
U.S. Cellular Corp.[a]	108,189	4,238,845
United Continental Holdings Inc.[a]	60,996	4,282,529
United Technologies Corp.	41,224	4,905,244
United Therapeutics Corp.[a]	33,813	4,250,294
UnitedHealth Group Inc.	27,517	4,812,173
Varian Medical Systems Inc.[a]	55,692	5,053,492
Verint Systems Inc.[a]	114,734	4,509,046
Verizon Communications Inc.	87,806	4,031,173
Versum Materials Inc.	162,435	5,201,169
Vertex Pharmaceuticals Inc.[a]	59,007	6,980,528
VMware Inc. Class Aa,b	53,873	5,070,527
Xilinx Inc.	77,571	4,895,506
XPO Logistics Inc.[a,b]	92,157	4,551,634
Zoetis Inc.	86,933	4,877,811

		609,803,560

TOTAL COMMON STOCKS (Cost: $879,975,619)		1,005,205,449

Security	Shares	Value

SHORT-TERM INVESTMENTS — 8.31%

MONEY MARKET FUNDS — 8.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	82,642,325	$82,675,381
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	1,072,994	1,072,994

		83,748,375

TOTAL SHORT-TERM INVESTMENTS (Cost: $83,729,884)		83,748,375

TOTAL INVESTMENTS IN SECURITIES — 107.99% (Cost: $963,705,503)[g]		1,088,953,824
Other Assets, Less Liabilities — (7.99)%		(80,544,350)

NET ASSETS — 100.00%		$1,008,409,474

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $970,107,288. Net unrealized appreciation was $118,846,536, of which $158,972,267 represented gross unrealized appreciation on securities and $40,125,731 represented gross unrealized depreciation on securities.

279

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

April 30, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	11,191	4,010	(3,580)	11,621	$4,469,088	$80,912	$96,492

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,005,205,449	$—	$—	$1,005,205,449
Money market funds	83,748,375	—	—	83,748,375

Total	$1,088,953,824	$—	$—	$1,088,953,824

280

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.00%

DOMESTIC EQUITY — 13.98%
iShares Core High Dividend ETF[a]	334,367	$27,839,396
iShares U.S. Preferred Stock ETF[a]	396,438	15,465,046

		43,304,442
DOMESTIC REAL ESTATE — 15.57%
iShares Mortgage Real Estate Capped ETF[a]	1,027,503	48,210,441

		48,210,441
INTERNATIONAL EQUITY — 10.86%
iShares International Select Dividend ETF[a,b]	1,056,779	33,616,140

		33,616,140
INTERNATIONAL FIXED INCOME — 5.04%
iShares Emerging Markets Local Currency Bond ETF[a,c]	340,897	15,616,492

		15,616,492
INVESTMENT GRADE BONDS — 24.92%
iShares 10+ Year Credit Bond ETF[a]	516,050	30,932,037
iShares iBoxx $ Investment Grade Corporate Bond ETF[a]	388,708	46,252,365

		77,184,402
MORTGAGE-BACKED SECURITIES — 9.90%
iShares MBS ETF[a]	286,691	30,673,070

		30,673,070
NON-INVESTMENT GRADE BONDS — 19.73%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	693,263	61,090,335

		61,090,335

TOTAL INVESTMENT COMPANIES (Cost: $304,605,291)		309,695,322

Security	Shares	Value

SHORT-TERM INVESTMENTS — 7.64%

MONEY MARKET FUNDS — 7.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	23,654,640	$23,664,102
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	2,142	2,142

		23,666,244

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,663,872)		23,666,244

TOTAL INVESTMENTS IN SECURITIES — 107.64% (Cost: $328,269,163)[g]		333,361,566
Other Assets, Less Liabilities — (7.64)%		(23,678,121)

NET ASSETS — 100.00%		$309,683,445

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $329,268,854. Net unrealized appreciation was $4,092,712, of which $8,174,773 represented gross unrealized appreciation on securities and $4,082,061 represented gross unrealized depreciation on securities.

281

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

April 30, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares 10+ Year Credit Bond ETF	384,046	343,302	(211,298)	516,050	$30,932,037	$972,199	$(1,230,283)
iShares Core High Dividend ETF	145,953	196,848	(8,434)	334,367	27,839,396	462,979	6,492
iShares Emerging Markets Local Currency Bond ETF	271,564	389,862	(320,529)	340,897	15,616,492	—	(1,579,617)
iShares Intermediate Credit Bond ETF	209,265	22,095	(231,360)	—	—	46,271	634,367
iShares International Select Dividend ETF	1,201,151	375,007	(519,379)	1,056,779	33,616,140	1,023,451	(1,808,908)
iShares MBS ETF	—	290,570	(3,879)	286,691	30,673,070	408,013	(3,469)
iShares Mortgage Real Estate Capped ETF	2,264,661	1,793,529	(3,030,687)[a]	1,027,503	48,210,441	1,890,016	(393,047)
iShares U.S. Preferred Stock ETF	582,541	131,549	(317,652)	396,438	15,465,046	639,416	(9,299)
iShares iBoxx $ High Yield Corporate Bond ETF	551,753	181,878	(40,368)	693,263	61,090,335	2,115,986	(249,249)
iShares iBoxx $ Investment Grade Corporate Bond ETF	289,357	108,892	(9,541)	388,708	46,252,365	987,973	(25,269)

					$309,695,322	$8,546,304	$(4,658,282)

[a]	Includes 2,927,659 shares received from a one-for-four reverse stock split.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$309,695,322	$—	$—	$309,695,322
Money market funds	23,666,244	—	—	23,666,244

Total	$333,361,566	$—	$—	$333,361,566

282

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.90%

AUSTRALIA — 2.43%
Alumina Ltd.	1,095,468	$1,507,412
Amcor Ltd./Australia	156,864	1,842,951
AMP Ltd.	770,572	3,088,818
APA Group	229,620	1,572,967
ASX Ltd.	141,131	5,353,231
Aurizon Holdings Ltd.	249,744	961,871
AusNet Services	596,632	780,834
Australia & New Zealand Banking Group Ltd.	398,000	9,750,824
Bendigo & Adelaide Bank Ltd.	117,648	1,083,951
BHP Billiton Ltd.	393,192	6,974,831
Boral Ltd.	350,328	1,613,875
Brambles Ltd.	609,659	4,714,351
Coca-Cola Amatil Ltd.	152,220	1,066,659
Commonwealth Bank of Australia	276,411	18,066,794
CSL Ltd.	83,076	8,235,115
Dexus Property Group	199,176	1,519,328
Fortescue Metals Group Ltd.	203,820	809,386
Goodman Group	277,608	1,683,710
GPT Group (The)	277,608	1,089,948
Incitec Pivot Ltd.	479,364	1,358,686
James Hardie Industries PLC	144,996	2,458,226
LendLease Group	109,392	1,311,395
Macquarie Group Ltd.	69,144	4,808,967
Medibank Pvt Ltd.	993,816	2,162,785
Mirvac Group	756,456	1,284,174
National Australia Bank Ltd.	422,088	10,732,386
Newcrest Mining Ltd.	81,528	1,290,140
Orica Ltd.	129,516	1,794,788
Origin Energy Ltd.[a]	403,650	2,167,423
QBE Insurance Group Ltd.	222,912	2,145,489
Rio Tinto Ltd.	79,980	3,615,099
Santos Ltd.[a]	408,672	1,063,576
Scentre Group	845,864	2,726,416
Seek Ltd.	93,396	1,190,179
South32 Ltd.	1,361,208	2,829,982
Stockland	289,476	1,049,950
Suncorp Group Ltd.	469,711	4,847,571
Sydney Airport	478,332	2,464,694
Telstra Corp. Ltd.	980,916	3,095,698
Transurban Group	159,960	1,459,438
Treasury Wine Estates Ltd.	173,376	1,555,910

Security	Shares	Value
Vicinity Centres	684,732	$1,474,781
Vocus Group Ltd.	237,360	598,207
Wesfarmers Ltd.	188,476	6,060,924
Westfield Corp.	331,452	2,250,717
Westpac Banking Corp.	535,940	14,052,139
Woodside Petroleum Ltd.	118,680	2,856,130
Woolworths Ltd.	228,738	4,598,137

		161,020,863
AUSTRIA — 0.09%
Erste Group Bank AG	64,323	2,298,861
OMV AG	44,991	2,071,177
Voestalpine AG	40,764	1,702,576

		6,072,614
BELGIUM — 0.40%
Ageas	64,786	2,652,631
Anheuser-Busch InBev SA/NV	132,612	14,931,767
Groupe Bruxelles Lambert SA	44,059	4,222,547
KBC Group NV	42,312	3,053,894
UCB SA	22,188	1,729,005

		26,589,844
BRAZIL — 0.38%
Ambev SA	567,695	3,240,625
Banco do Brasil SA	154,800	1,589,715
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	567,600	3,373,164
BR Malls Participacoes SAa	535,520	2,352,149
BRF SA	103,272	1,284,604
CCR SA	206,400	1,142,078
Cia. de Saneamento Basico do Estado de Sao Paulo	154,800	1,416,467
Cielo SA	206,346	1,554,626
Embraer SA	206,464	991,399
Hypermarcas SA	154,800	1,454,698
Itausa-Investimentos Itau SAa	13,582	41,823
Klabin SA Units	258,000	1,274,353
Kroton Educacional SA	206,400	964,637
Natura Cosmeticos SA	154,800	1,463,893
TIM Participacoes SA	154,800	496,514
Ultrapar Participacoes SA	103,200	2,271,897

		24,912,642
CANADA — 3.09%
Agnico Eagle Mines Ltd.	70,176	3,348,924
Agrium Inc.	22,347	2,093,979
Alimentation Couche-Tard Inc. Class Bb	69,144	3,174,768

283

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2017

Security	Shares	Value
ARC Resources Ltd.	93,396	$1,224,059
Bank of Montreal	120,551	8,522,241
Bank of Nova Scotia (The)	191,606	10,633,411
Barrick Gold Corp.	251,808	4,202,632
BCE Inc.	44,376	2,017,091
Bombardier Inc. Class Ba	607,332	937,227
Brookfield Asset Management Inc. Class A	200,208	7,388,646
Cameco Corp.	128,718	1,232,296
Canadian Imperial Bank of Commerce	81,714	6,588,875
Canadian National Railway Co.	132,096	9,532,591
Canadian Natural Resources Ltd.	204,521	6,503,747
Canadian Pacific Railway Ltd.	28,896	4,420,308
Canadian Tire Corp. Ltd. Class A	7,955	969,285
Canadian Utilities Ltd. Class A	13,098	376,952
CCL Industries Inc. Class B	5,160	1,192,540
Cenovus Energy Inc.	168,732	1,679,545
Crescent Point Energy Corp.	111,456	1,101,273
Dollarama Inc.	39,732	3,472,518
Enbridge Inc.	177,504	7,345,262
Enbridge Inc. New	145,723	6,040,218
Encana Corp.	189,372	2,023,495
Fairfax Financial Holdings Ltd.	4,644	2,119,400
Finning International Inc.	37,668	715,177
First Quantum Minerals Ltd.	150,156	1,428,750
Fortis Inc./Canada	26,832	871,701
Franco-Nevada Corp.	45,924	3,118,251
Gildan Activewear Inc.	72,240	2,021,959
Goldcorp Inc.	173,892	2,418,947
Husky Energy Inc.[a,b]	100,251	1,155,530
Imperial Oil Ltd.	84,783	2,462,322
Kinross Gold Corp.[a]	194,532	675,804
Magna International Inc. Class A	65,016	2,711,338
Manulife Financial Corp.	302,394	5,294,604
National Bank of Canada	32,358	1,255,461
Open Text Corp.	47,472	1,643,275
Pembina Pipeline Corp.	42,312	1,346,136
Potash Corp. of Saskatchewan Inc.	153,390	2,582,489
Power Corp. of Canada	154,418	3,572,180
Restaurant Brands International Inc.	45,924	2,573,464
Rogers Communications Inc. Class B	106,296	4,865,843

Security	Shares	Value
Royal Bank of Canada	227,110	$15,525,468
Saputo Inc.	62,952	2,066,325
Shaw Communications Inc. Class B	186,276	3,942,681
Silver Wheaton Corp.	115,584	2,302,719
SNC-Lavalin Group Inc.	71,208	2,859,152
Sun Life Financial Inc.	109,455	3,859,303
Suncor Energy Inc.	287,517	8,995,815
Teck Resources Ltd. Class Bb	87,204	1,806,200
TELUS Corp.	22,380	743,436
Thomson Reuters Corp.	58,402	2,649,511
Toronto-Dominion Bank (The)	291,223	13,680,431
Tourmaline Oil Corp.[a,b]	55,728	1,093,121
TransCanada Corp.	131,802	6,109,567
Valeant Pharmaceuticals International Inc.[a,b]	71,208	658,803

		205,147,046
CHILE — 0.16%
AES Gener SA	682,943	259,676
Aguas Andinas SA Series A	1,223,436	692,333
Banco de Chile	5,464,554	659,708
Banco de Credito e Inversiones	12,385	687,949
Banco Santander Chile	9,314,521	552,609
Cia. Cervecerias Unidas SA	64,500	831,075
Colbun SA	2,749,248	608,928
Empresas CMPC SA	436,536	1,019,384
Empresas COPEC SA	65,016	727,875
Enel Americas SA	4,027,380	797,437
Enel Chile SA	4,027,380	444,772
Enel Generacion Chile SA	557,796	427,337
Itau CorpBanca	45,585,504	415,927
LATAM Airlines Group SAa	120,228	1,518,147
SACI Falabella	82,052	656,694

		10,299,851
CHINA — 2.99%
58.com Inc. ADR[a,b]	23,220	919,048
Agricultural Bank of China Ltd. Class H	3,612,000	1,667,245
Alibaba Group Holding Ltd. ADR[a,b]	178,020	20,561,310
Baidu Inc. ADR[a]	40,248	7,253,897
Bank of China Ltd. Class H	14,964,000	7,253,477
Beijing Enterprises Water Group Ltd.[b]	2,064,000	1,581,660
Belle International Holdings Ltd.	1,032,000	699,274

284

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2017

Security	Shares	Value
Brilliance China Automotive Holdings Ltd.[b]	2,064,000	$3,460,545
China Construction Bank Corp. Class H	11,696,260	9,504,325
China Evergrande Group[b]	1,979,000	2,114,482
China Galaxy Securities Co. Ltd. Class H	774,000	706,572
China Gas Holdings Ltd.[b]	2,064,000	3,237,626
China Huishan Dairy Holdings Co. Ltd.[a,b]	3,096,000	4
China Life Insurance Co. Ltd. Class H	2,064,000	6,276,218
China Mengniu Dairy Co. Ltd.	1,032,000	1,998,305
China Merchants Bank Co. Ltd. Class H	1,032,288	2,681,078
China Mobile Ltd.	1,032,000	11,006,602
China Overseas Land & Investment Ltd.	1,032,000	2,998,785
China Pacific Insurance Group Co. Ltd. Class H	619,200	2,288,896
China Petroleum & Chemical Corp. Class H	5,315,200	4,305,438
China Shenhua Energy Co. Ltd. Class H	1,032,000	2,406,989
China Taiping Insurance Holdings Co. Ltd.[a]	412,800	1,029,671
China Telecom Corp. Ltd. Class H	2,064,000	1,008,441
China Unicom Hong Kong Ltd.	2,064,000	2,664,407
Chongqing Changan Automobile Co. Ltd. Class B	469,179	621,345
CNOOC Ltd.	3,096,000	3,610,484
Country Garden Holdings Co. Ltd.[b]	3,623,866	3,447,951
Ctrip.com International Ltd. ADR[a,b]	49,536	2,502,063
Fosun International Ltd.[b]	1,807,500	2,737,668
GCL-Poly Energy Holdings Ltd.[a,b]	8,999,000	1,087,625
GOME Electrical Appliances Holding Ltd.[b]	7,224,000	984,557
Great Wall Motor Co. Ltd. Class H	1,114,500	1,209,427
Guangdong Investment Ltd.	1,518,000	2,349,933
Haier Electronics Group Co. Ltd.	1,548,000	3,594,561
Hengan International Group Co. Ltd.	258,000	1,930,634
Industrial & Commercial Bank of China Ltd. Class H	12,410,260	8,105,910
JD.com Inc. ADR[a,b]	87,204	3,058,244
Kunlun Energy Co. Ltd.	1,032,000	932,808
Lenovo Group Ltd.	2,064,000	1,321,589
NetEase Inc. ADR	14,964	3,971,296

Security	Shares	Value
New Oriental Education & Technology Group Inc. ADR[a]	34,056	$2,197,974
PetroChina Co. Ltd. Class H	4,128,000	2,908,556
Ping An Insurance Group Co. of China Ltd. Class H	1,548,000	8,717,707
Shimao Property Holdings Ltd.[b]	893,500	1,436,024
Sino Biopharmaceutical Ltd.	1,032,000	849,214
Sino-Ocean Group Holding Ltd.	3,870,000	1,890,827
TAL Education Group Class A ADR[a,b]	20,124	2,396,970
Tencent Holdings Ltd.	980,400	30,681,816
TravelSky Technology Ltd. Class H	516,000	1,360,069
Vipshop Holdings Ltd. ADR[a]	69,660	966,184
Want Want China Holdings Ltd.[b]	3,096,000	2,229,185
Yum China Holdings Inc.[a]	86,172	2,940,189
YY Inc. ADR[a]	15,996	783,324

		198,448,429
COLOMBIA — 0.03%
Ecopetrol SA	1,137,780	524,014
Grupo de Inversiones Suramericana SA	96,492	1,271,119

		1,795,133
CZECH REPUBLIC — 0.03%
CEZ AS	60,372	1,053,833
Komercni Banka AS	10,370	401,835
O2 Czech Republic AS	56,244	664,103

		2,119,771
DENMARK — 0.64%
AP Moller - Maersk A/S Class A	1,032	1,711,991
Carlsberg A/S Class B	21,160	2,111,415
Chr Hansen Holding A/S	29,174	1,965,779
Danske Bank A/S	173,210	6,289,508
DSV A/S	99,588	5,546,762
Genmab A/Sa,b	9,288	1,846,775
Novo Nordisk A/S Class B	335,400	13,048,080
Novozymes A/S Class B	54,180	2,340,200
Pandora A/S	15,600	1,685,672
TDC A/S	132,600	711,557

285

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2017

Security	Shares	Value
Tryg A/S	109,392	$2,098,210
Vestas Wind Systems A/S	33,540	2,887,569

		42,243,518
EGYPT — 0.02%
Commercial International Bank Egypt SAE	138,535	565,039
Global Telecom Holding SAE[a]	890,928	344,031
Talaat Moustafa Group	1,105,614	490,635

		1,399,705
FINLAND — 0.27%
Fortum OYJ	60,899	885,981
Metso OYJ	72,240	2,590,463
Nokia OYJ[b]	760,068	4,345,298
Sampo OYJ Class A	107,844	5,166,041
UPM-Kymmene OYJ	188,856	4,983,013

		17,970,796
FRANCE — 3.39%
Accor SA	69,366	3,160,808
Air Liquide SA	57,500	6,925,176
Airbus SE	95,460	7,716,294
Alstom SAa	44,960	1,427,160
ArcelorMittal[a,b]	293,088	2,311,662
Arkema SA	12,302	1,302,250
AXA SA	301,344	8,042,919
BNP Paribas SA	175,957	12,412,388
Bouygues SA	68,350	2,872,615
Cap Gemini SA	61,606	6,165,189
Carrefour SA	89,923	2,117,555
Christian Dior SE	8,772	2,406,694
Cie. de Saint-Gobain	101,372	5,469,776
Cie. Generale des Etablissements Michelin Class B	45,408	5,931,171
Credit Agricole SA	261,612	3,888,644
Danone SA	95,107	6,646,914
Edenred	68,768	1,760,170
Engie SA	211,560	2,983,398
Essilor International SA	57,276	7,418,993
Groupe Eurotunnel SE Registered	130,032	1,428,019
Hermes International	3,612	1,727,499
Iliad SA	6,708	1,628,212
Ingenico Group SA	9,804	888,035
Kering	19,092	5,915,860
L’Oreal SA	40,851	8,134,025
Legrand SA	43,860	2,838,456

Security	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	48,044	$11,849,914
Orange SA	321,861	4,976,965
Pernod Ricard SA	52,632	6,582,467
Publicis Groupe SA	28,242	2,038,076
Renault SA	31,992	2,982,454
Safran SA	46,440	3,844,394
Sanofi	187,824	17,714,421
Schneider Electric SE	89,923	7,099,318
SES SA	105,780	2,312,421
SFR Group SAa	17,028	557,392
Societe Generale SA	120,744	6,601,819
STMicroelectronics NV	159,960	2,586,698
Suez	57,313	941,470
Total SA	372,036	19,109,912
Unibail-Rodamco SE	19,893	4,883,806
Valeo SA	38,700	2,781,396
Veolia Environnement SA	64,226	1,219,734
Vinci SA	75,534	6,423,938
Vivendi SA	189,130	3,751,435
Wendel SA	10,320	1,445,764
Zodiac Aerospace	58,308	1,415,292

		224,638,968
GERMANY — 3.00%
adidas AG	38,184	7,646,646
Allianz SE Registered	72,450	13,790,743
BASF SE	151,188	14,728,349
Bayer AG Registered	133,128	16,468,559
Bayerische Motoren Werke AG	58,824	5,614,542
Beiersdorf AG	22,704	2,258,246
Commerzbank AGa,b	228,072	2,233,989
Continental AG	14,448	3,233,162
Daimler AG Registered	140,352	10,454,001
Deutsche Bank AG Registered[a]	328,176	5,907,279
Deutsche Boerse AG	49,591	4,852,089
Deutsche Post AG Registered	179,087	6,435,553
Deutsche Telekom AG Registered	521,160	9,137,025
Deutsche Wohnen AG Bearer	97,008	3,315,940
E.ON SE	330,756	2,577,784
Fresenius Medical Care AG & Co. KGaA	59,856	5,308,925
Fresenius SE & Co. KGaA	58,824	4,766,435
GEA Group AG	27,348	1,162,635
HeidelbergCement AG	29,543	2,734,522
Henkel AG & Co. KGaA	22,704	2,649,125

286

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2017

Security	Shares	Value
Infineon Technologies AG	215,203	$4,452,560
Lanxess AG	30,444	2,197,977
Linde AG	40,851	7,337,749
MAN SE	25,800	2,709,473
Merck KGaA	21,156	2,483,477
METRO AG	56,268	1,851,058
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	34,683	6,645,287
Osram Licht AG	42,312	2,833,191
ProSiebenSat.1 Media SE Registered	42,828	1,818,398
RWE AGa	74,304	1,230,287
SAP SE	155,446	15,584,955
Siemens AG Registered	125,388	17,968,826
thyssenkrupp AG	102,259	2,433,662
Vonovia SE	82,044	2,969,275
Zalando SEa,b,c	23,220	1,023,680

		198,815,404
GREECE — 0.04%
Alpha Bank AEa	310,002	658,275
Eurobank Ergasias SAa	572,880	460,392
JUMBO SA	31,992	504,798
National Bank of Greece SAa	1,389,622	432,783
Piraeus Bank SAa	2,024,022	429,791

		2,486,039
HONG KONG — 1.18%
AIA Group Ltd.	1,960,800	13,576,136
Bank of East Asia Ltd. (The)[b]	516,000	2,136,303
Cheung Kong Property Holdings Ltd.	774,016	5,553,175
CK Hutchison Holdings Ltd.[b]	629,016	7,857,089
CLP Holdings Ltd.	258,000	2,721,795
Galaxy Entertainment Group Ltd.	516,000	2,872,730
Hang Lung Properties Ltd.	1,032,000	2,706,868
Hang Seng Bank Ltd.[b]	178,700	3,623,376
Henderson Land Development Co. Ltd.	733,602	4,650,125
Hong Kong & China Gas Co. Ltd.[b]	2,580,789	5,156,567
Hong Kong Exchanges & Clearing Ltd.[b]	178,200	4,389,958
Li & Fung Ltd.[b]	2,070,000	867,651
Link REIT	516,000	3,711,992
New World Development Co. Ltd.	1,730,666	2,156,226
Sands China Ltd.[b]	412,800	1,873,577

Security	Shares	Value
Swire Pacific Ltd. Class A	516,000	$4,969,226
Techtronic Industries Co. Ltd.	774,000	3,323,874
WH Group Ltd.[c]	1,806,000	1,613,837
Wharf Holdings Ltd. (The)	516,200	4,410,321

		78,170,826
HUNGARY — 0.04%
OTP Bank PLC	97,265	2,737,058

		2,737,058
INDIA — 0.81%
Dr. Reddy’s Laboratories Ltd. ADR	100,620	4,110,327
ICICI Bank Ltd. ADR	606,300	5,195,991
Infosys Ltd. ADR	618,168	9,000,526
Larsen & Toubro Ltd. GDR[b,d]	264,192	7,172,813
Reliance Industries Ltd. GDR[b,c]	294,120	12,720,690
Tata Motors Ltd. ADR[b]	213,624	7,619,968
Wipro Ltd. ADR[b]	796,188	7,842,452

		53,662,767
INDONESIA — 0.29%
Astra International Tbk PT	4,489,200	3,014,355
Bank Central Asia Tbk PT	3,663,600	4,878,753
Bank Mandiri Persero Tbk PT	1,290,457	1,132,744
Bank Negara Indonesia Persero Tbk PT	2,168,388	1,037,098
Bank Rakyat Indonesia Persero Tbk PT	2,064,000	1,997,569
Charoen Pokphand Indonesia Tbk PT	2,344,445	561,091
Indocement Tunggal Prakarsa Tbk PT	389,500	495,313
Indofood Sukses Makmur Tbk PT	1,417,500	890,657
Kalbe Farma Tbk PT	5,830,800	693,362
Perusahaan Gas Negara Persero Tbk PT	1,806,000	329,250
Semen Indonesia Persero Tbk PT	774,000	512,458
Telekomunikasi Indonesia Persero Tbk PT	6,192,000	2,030,088
Unilever Indonesia Tbk PT	258,000	861,355
United Tractors Tbk PT	536,606	1,082,954

		19,517,047
IRELAND — 0.13%
Bank of Ireland[a]	4,528,932	1,139,241
CRH PLC	101,136	3,686,669
Kerry Group PLC Class A	28,380	2,318,448
Paddy Power Betfair PLC	14,964	1,666,983

		8,811,341

287

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2017

Security	Shares	Value
ISRAEL — 0.19%
Israel Chemicals Ltd.	175,064	$747,217
Mizrahi Tefahot Bank Ltd.	117,648	1,892,248
Mobileye NVa	27,348	1,693,388
Nice Ltd.	44,892	3,026,079
Teva Pharmaceutical Industries Ltd. ADR	165,636	5,230,785

		12,589,717
ITALY — 0.72%
Assicurazioni Generali SpA	118,884	1,881,035
Atlantia SpA	120,228	3,047,870
CNH Industrial NV	286,896	3,164,767
Enel SpA	867,923	4,124,524
Eni SpA	372,036	5,781,184
Ferrari NV	24,252	1,823,556
Fiat Chrysler Automobiles NVa,b	181,116	2,049,180
Intesa Sanpaolo SpA	2,181,132	6,351,133
Leonardo SpA[a]	176,745	2,777,291
Luxottica Group SpA	39,216	2,271,866
Mediobanca SpA	309,084	2,970,292
Snam SpA	767,292	3,390,631
Telecom Italia SpA/Milano[a]	2,084,124	1,849,648
Tenaris SA	69,660	1,090,813
UniCredit SpA[a]	306,532	4,986,941

		47,560,731
JAPAN — 7.52%
Acom Co. Ltd.[a,b]	309,600	1,374,827
Aeon Co. Ltd.	258,000	3,827,066
Aisin Seiki Co. Ltd.	103,200	5,045,663
Ajinomoto Co. Inc.	154,800	3,012,122
Alps Electric Co. Ltd.	51,600	1,516,013
Asahi Group Holdings Ltd.	154,800	5,839,544
Asics Corp.	103,200	1,824,771
Astellas Pharma Inc.	516,000	6,795,443
Bandai Namco Holdings Inc.	103,200	3,235,705
Bridgestone Corp.	157,200	6,554,818
Canon Inc.	206,400	6,843,585
Casio Computer Co. Ltd.	103,200	1,454,447
Central Japan Railway Co.	51,600	8,649,377
Chugoku Electric Power Co. Inc. (The)	154,800	1,687,288
Concordia Financial Group Ltd.	567,600	2,608,098
Dai-ichi Life Holdings Inc.	206,400	3,510,670
Daiichi Sankyo Co. Ltd.	206,400	4,579,054
Daikin Industries Ltd.	51,600	5,010,945

Security	Shares	Value
Daiwa House Industry Co. Ltd.	154,800	$4,598,034
Daiwa Securities Group Inc.	516,000	3,135,254
Denso Corp.	154,800	6,664,441
East Japan Railway Co.	103,200	9,215,509
Eisai Co. Ltd.	51,600	2,708,919
FANUC Corp.	51,600	10,487,109
Fast Retailing Co. Ltd.	9,000	2,935,678
FUJIFILM Holdings Corp.	154,800	5,740,946
Fujitsu Ltd.	516,000	3,216,263
Hitachi Ltd.	1,032,000	5,694,655
Honda Motor Co. Ltd.	309,600	8,976,650
Hoya Corp.	103,200	4,929,011
ITOCHU Corp.	258,000	3,647,690
Japan Tobacco Inc.	206,400	6,862,101
JFE Holdings Inc.	103,200	1,759,501
JTEKT Corp.	75,900	1,194,300
JXTG Holdings Inc.	619,280	2,795,010
Kakaku.com Inc.	103,200	1,487,776
Kansai Electric Power Co. Inc. (The)	154,800	2,092,793
Kao Corp.	154,800	8,537,816
KDDI Corp.	309,600	8,208,691
Keikyu Corp.[b]	516,000	5,920,553
Keyence Corp.	20,000	8,038,037
Kintetsu Group Holdings Co. Ltd.	1,032,000	3,768,045
Kobe Steel Ltd.[a]	103,200	916,552
Komatsu Ltd.	206,400	5,503,012
Kubota Corp.	154,800	2,434,416
Kyocera Corp.	103,200	5,841,859
Kyushu Electric Power Co. Inc.[b]	206,400	2,225,646
Marubeni Corp.	516,000	3,177,379
Mazda Motor Corp.	103,200	1,512,773
Mitsubishi Chemical Holdings Corp.	670,800	5,249,294
Mitsubishi Corp.	258,000	5,562,959
Mitsubishi Electric Corp.	464,400	6,474,187
Mitsubishi Heavy Industries Ltd.	1,032,000	4,129,111
Mitsubishi Motors Corp.	154,800	990,153
Mitsubishi UFJ Financial Group Inc.	2,167,200	13,788,268
Mitsui & Co. Ltd.	361,200	5,097,045
Mitsui Fudosan Co. Ltd.	165,000	3,625,796
Mizuho Financial Group Inc.	4,128,000	7,539,794
MS&AD Insurance Group Holdings Inc.	103,200	3,362,541

288

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2017

Security	Shares	Value
Murata Manufacturing Co. Ltd.	51,600	$6,918,113
NEC Corp.	592,000	1,471,104
Nidec Corp.	51,900	4,758,392
Nippon Steel & Sumitomo Metal Corp.	155,134	3,493,890
Nippon Telegraph & Telephone Corp.	154,800	6,622,779
Nissan Motor Co. Ltd.	516,000	4,899,847
Nitto Denko Corp.	51,600	3,883,309
Nomura Holdings Inc.	646,800	3,881,844
Nomura Real Estate Master Fund Inc.	2,064	2,975,552
NTT DOCOMO Inc.	281,820	6,795,839
Olympus Corp.	51,600	1,985,862
Ono Pharmaceutical Co. Ltd.	103,200	2,126,585
ORIX Corp.	309,600	4,724,407
Otsuka Holdings Co. Ltd.	51,600	2,373,313
Panasonic Corp.	412,800	4,927,159
Rakuten Inc.[b]	258,000	2,640,872
Resona Holdings Inc.	516,000	2,869,084
SBI Holdings Inc./Japan	309,630	4,291,543
Secom Co. Ltd.	51,600	3,743,048
Seven & I Holdings Co. Ltd.	154,800	6,540,845
Seven Bank Ltd.	670,800	2,250,643
Shin-Etsu Chemical Co. Ltd.	103,200	8,965,540
Shionogi & Co. Ltd.	51,600	2,653,833
Shiseido Co. Ltd.	103,200	2,792,242
SoftBank Group Corp.	154,800	11,723,527
Sony Corp.	258,000	8,700,296
Subaru Corp.	103,300	3,903,289
Sumitomo Chemical Co. Ltd.	516,000	2,911,671
Sumitomo Corp.	384,300	5,131,700
Sumitomo Electric Industries Ltd.	309,600	5,045,200
Sumitomo Mitsui Financial Group Inc.	206,400	7,636,078
Sumitomo Mitsui Trust Holdings Inc.	103,208	3,534,089
Suruga Bank Ltd.	103,200	2,156,211
Suzuki Motor Corp.	103,200	4,306,866
T&D Holdings Inc.	206,400	3,061,652
Takeda Pharmaceutical Co. Ltd.	154,800	7,418,513
TDK Corp.	51,600	3,194,043
Terumo Corp.	103,200	3,763,416
Tohoku Electric Power Co. Inc.	206,400	2,751,506
Tokio Marine Holdings Inc.	154,800	6,515,848

Security	Shares	Value
Tokyo Electric Power Co. Holdings Inc.[a]	361,200	$1,403,065
Tokyo Electron Ltd.	51,600	6,001,561
Tokyo Gas Co. Ltd.	516,000	2,395,532
Toray Industries Inc.	516,000	4,564,704
Toshiba Corp.[a,b]	1,032,000	2,086,775
Toyota Motor Corp.	464,400	25,142,675
USS Co. Ltd.	206,400	3,647,690

		498,996,555
MALAYSIA — 0.27%
AirAsia Bhd	1,341,600	1,035,328
Alliance Financial Group Bhd	1,083,600	1,030,930
CIMB Group Holdings Bhd	782,900	1,035,210
DiGi.Com Bhd[b]	825,600	977,559
Genting Bhd	206,800	468,766
Genting Plantations Bhd	309,600	814,474
Hong Leong Bank Bhd	127,500	405,321
Hong Leong Financial Group Bhd	258,000	1,003,234
IHH Healthcare Bhd	1,444,800	2,056,868
IJM Corp. Bhd	416,020	335,423
IOI Properties Group Bhd	1,161,018	553,630
Lafarge Malaysia Bhd[b]	361,200	525,866
Malaysia Airports Holdings Bhd	309,600	542,032
Maxis Bhd[b]	518,000	761,309
Petronas Gas Bhd	154,800	658,997
PPB Group Bhd	206,400	803,538
Public Bank Bhd	395,570	1,818,838
RHB Bank Bhd New[a]	146,400	—
Sapura Energy Bhd	1,857,600	855,840
Telekom Malaysia Bhd[b]	670,800	998,242
Tenaga Nasional Bhd	206,400	662,800
YTL Power International Bhd	1,032,290	359,078

		17,703,283
MEXICO — 0.39%
Alfa SAB de CV	892,000	1,215,952
America Movil SAB de CV	5,263,200	4,013,042
Cemex SAB de CV CPO[a]	3,560,437	3,249,425
Fomento Economico Mexicano SAB de CV	567,600	5,066,834
Gentera SAB de CV	1,135,200	1,887,838
Grupo Financiero Banorte SAB de CV	464,400	2,666,089
Grupo Mexico SAB de CV Series B	670,828	1,957,226
Grupo Televisa SAB	412,800	1,986,591

289

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2017

Security	Shares	Value
Mexichem SAB de CV	316,923	$860,870
Wal-Mart de Mexico SAB de CV	1,238,400	2,773,353

		25,677,220
NETHERLANDS — 1.15%
Aegon NV	321,984	1,640,572
AerCap Holdings NVa,b	15,480	712,235
Akzo Nobel NV	67,310	5,884,300
Altice NV Class Aa,b	82,560	2,050,254
ASML Holding NV	56,292	7,438,653
Gemalto NV	20,124	1,126,819
Heineken NV	49,536	4,415,170
ING Groep NV	587,761	9,565,431
Koninklijke Ahold Delhaize NV	187,181	3,876,860
Koninklijke DSM NV	28,896	2,066,392
Koninklijke KPN NV	712,596	2,060,230
Koninklijke Philips NV	202,906	7,030,770
NN Group NV	42,312	1,402,543
NXP Semiconductors NVa	43,344	4,583,628
RELX NV	408,226	7,892,765
Unilever NV CVA	218,356	11,447,856
Wolters Kluwer NV	65,016	2,760,459

		75,954,937
NEW ZEALAND — 0.02%
Auckland International Airport Ltd.	294,409	1,394,673

		1,394,673
NORWAY — 0.19%
DNB ASA	160,992	2,520,169
Orkla ASA	486,308	4,413,757
Statoil ASA	110,485	1,827,552
Telenor ASA	208,980	3,386,030
Yara International ASA	16,003	596,294

		12,743,802
PERU — 0.04%
Credicorp Ltd.	17,207	2,644,028

		2,644,028
PHILIPPINES — 0.17%
Aboitiz Equity Ventures Inc.	398,010	611,772
Aboitiz Power Corp.	1,309,500	1,113,855
Alliance Global Group Inc.	980,400	290,402
Ayala Land Inc.	1,393,200	984,288
Bank of the Philippine Islands	724,649	1,519,928
BDO Unibank Inc.	929,635	2,230,826
Jollibee Foods Corp.	408,510	1,716,944
Metropolitan Bank & Trust Co.	196,197	331,805

Security	Shares	Value
PLDT Inc.	10,370	$367,355
Security Bank Corp.	149,640	638,512
SM Prime Holdings Inc.	2,541,525	1,515,810

		11,321,497
POLAND — 0.16%
Alior Bank SAa,b	95,793	1,840,977
Bank Handlowy w Warszawie SA	18,235	352,137
Bank Millennium SAa	686,796	1,224,525
Bank Pekao SA	19,092	691,379
CCC SA	11,352	656,341
Cyfrowy Polsat SAa	136,740	855,770
Eurocash SA	33,024	292,700
KGHM Polska Miedz SA	19,092	605,541
mBank SAa	8,256	921,068
Polski Koncern Naftowy ORLEN SA	18,576	555,193
Powszechna Kasa Oszczednosci Bank Polski SAa	177,900	1,617,564
Synthos SA	833,011	1,156,840

		10,770,035
PORTUGAL — 0.07%
Banco Espirito Santo SA Registered[a]	1	—
EDP - Energias de Portugal SA	658,416	2,172,455
Jeronimo Martins SGPS SA	139,320	2,556,356

		4,728,811
QATAR — 0.09%
Ezdan Holding Group QSC	170,280	705,194
Masraf Al Rayan QSC	173,376	1,990,255
Ooredoo QSC	33,540	956,102
Qatar Insurance Co. SAQ	46,288	891,107
Qatar National Bank QPSC	40,346	1,602,184

		6,144,842
RUSSIA — 0.36%
Lukoil PJSC ADR	109,908	5,445,941
Magnit PJSC GDR[d]	100,620	3,516,669
MMC Norilsk Nickel PJSC ADR	62,033	954,688
Mobile TeleSystems PJSC ADR	318,769	3,289,696
Novatek PJSC GDR[d]	40,764	4,940,597
Surgutneftegas OJSC ADR	230,887	1,130,631
Tatneft PJSC ADR	122,216	4,783,534

		24,061,756

290

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2017

Security	Shares	Value
SINGAPORE — 0.42%
Ascendas REIT	1,661,799	$3,043,719
CapitaLand Ltd.[b]	2,012,400	5,413,625
CapitaLand Mall Trust[b]	1,548,000	2,181,842
DBS Group Holdings Ltd.[b]	258,000	3,571,796
Genting Singapore PLC	1,548,000	1,234,900
Global Logistic Properties Ltd.[b]	774,000	1,594,849
Hutchison Port Holdings Trust[b]	1,548,000	626,940
Keppel Corp. Ltd.[b]	468,800	2,183,507
Oversea-Chinese Banking Corp. Ltd.[b]	464,400	3,256,149
Singapore Press Holdings Ltd.[b]	236,000	585,905
Singapore Telecommunications Ltd.[b]	1,651,200	4,418,322

		28,111,554
SOUTH AFRICA — 0.74%
Bid Corp. Ltd.	46,440	982,462
Brait SEa	165,856	1,057,315
Capitec Bank Holdings Ltd.[b]	33,024	1,881,545
FirstRand Ltd.	873,072	3,251,902
Fortress Income Fund Ltd.	319,920	801,966
Gold Fields Ltd.	151,188	494,217
Growthpoint Properties Ltd.	728,076	1,393,728
MMI Holdings Ltd./South Africa	640,872	1,116,184
Mr. Price Group Ltd.	108,360	1,271,942
MTN Group Ltd.	277,617	2,623,969
Naspers Ltd. Class N	79,980	15,170,130
PSG Group Ltd.	72,240	1,365,860
Redefine Properties Ltd.	1,693,512	1,391,884
Sanlam Ltd.	847,272	4,487,764
Sappi Ltd.	296,700	2,201,349
Sasol Ltd.	103,287	3,164,111
Standard Bank Group Ltd.	344,200	3,815,486
Steinhoff International Holdings NV Class H	285,864	1,454,550
Woolworths Holdings Ltd./South Africa	236,328	1,280,193

		49,206,557
SOUTH KOREA — 1.60%
AmorePacific Corp.[b]	8,772	2,251,010
AmorePacific Group[b]	12,900	1,490,772
BGF retail Co. Ltd.	10,320	993,093
Celltrion Inc.[a,b]	21,224	1,671,210
CJ CheilJedang Corp.	3,612	1,082,426
CJ Corp.	2,064	339,193

Security	Shares	Value
CJ E&M Corp.	12,900	$912,602
Coway Co. Ltd.	8,566	756,554
Doosan Heavy Industries & Construction Co. Ltd.[b]	35,604	727,474
GS Engineering & Construction Corp.[a,b]	43,860	1,206,449
GS Retail Co. Ltd.	13,932	650,135
Hana Financial Group Inc.	45,924	1,582,055
Hankook Tire Co. Ltd.	11,868	614,312
Hanmi Pharm Co. Ltd.[a]	3,096	839,367
Hanmi Science Co. Ltd.[a,b]	11,868	633,085
Hanssem Co. Ltd.	4,644	897,864
Hanwha Corp.	52,632	1,847,832
Hyundai Development Co. Engineering & Construction	9,214	361,953
Hyundai Engineering & Construction Co. Ltd.	11,873	506,577
Hyundai Glovis Co. Ltd.	4,128	526,022
Hyundai Heavy Industries Co. Ltd.[a,b]	15,480	2,244,661
Hyundai Marine & Fire Insurance Co. Ltd.	9,804	316,202
Hyundai Mobis Co. Ltd.	9,288	1,812,054
Hyundai Motor Co.	23,220	2,938,466
Hyundai Steel Co.	7,740	373,430
KB Financial Group Inc.	57,735	2,541,984
KCC Corp.	3,096	926,433
Kia Motors Corp.	35,604	1,090,429
Korea Aerospace Industries Ltd. Class A	31,476	1,764,803
Korea Electric Power Corp.	40,764	1,624,613
Korea Zinc Co. Ltd.	2,064	771,801
KT Corp.	49,140	1,390,551
KT&G Corp.	17,680	1,577,045
LG Chem Ltd.	7,224	1,739,499
LG Corp.	12,905	766,656
LG Display Co. Ltd.	35,722	922,952
LG Electronics Inc.[b]	17,028	1,034,041
LG Household & Health Care Ltd.	1,548	1,178,107
Lotte Chemical Corp.	7,224	2,171,200
Lotte Confectionery Co. Ltd.	4,792	863,310
Lotte Shopping Co. Ltd.	2,064	476,140
Mirae Asset Daewoo Co. Ltd.	54,708	428,856
NAVER Corp.	4,440	3,121,540
NCsoft Corp.	3,096	979,489

291

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2017

Security	Shares	Value
OCI Co. Ltd.[b]	15,480	$1,073,356
Orion Corp./Republic of Korea	528	313,673
Ottogi Corp.[b]	1,032	668,410
POSCO	10,141	2,383,968
Samsung C&T Corp.	9,812	1,064,928
Samsung Electronics Co. Ltd.	15,996	31,362,225
Samsung Fire & Marine Insurance Co. Ltd.	5,160	1,215,291
Samsung SDI Co. Ltd.	8,772	1,059,979
Shinhan Financial Group Co. Ltd.	63,377	2,648,367
SK Holdings Co. Ltd.	7,740	1,649,486
SK Hynix Inc.	93,912	4,456,673
SK Innovation Co. Ltd.	22,188	3,334,342
SK Telecom Co. Ltd.	5,676	1,194,659
Woori Bank	49,020	644,036

		106,013,640
SPAIN — 1.09%
ACS Actividades de Construccion y Servicios SA	94,997	3,520,300
Amadeus IT Group SA	75,336	4,060,837
Banco Bilbao Vizcaya Argentaria SA	992,456	7,942,317
Banco de Sabadell SA	1,441,708	2,772,527
Banco Popular Espanol SAa,b	1,382,880	969,791
Banco Santander SA	2,026,848	13,214,121
Bankia SA	1,711,056	2,075,665
CaixaBank SA	588,240	2,670,511
Distribuidora Internacional de Alimentacion SAb	155,316	924,303
Ferrovial SA	99,919	2,125,540
Grifols SA	103,574	2,780,761
Iberdrola SA	974,799	7,008,070
Industria de Diseno Textil SA	221,880	8,507,306
International Consolidated Airlines Group SA	239,424	1,735,878
Red Electrica Corp. SA	51,216	998,313
Repsol SA	290,039	4,590,704
Telefonica SA	548,938	6,070,313

		71,967,257
SWEDEN — 0.95%
Atlas Copco AB Class A	235,812	8,820,180
Boliden AB	114,552	3,275,576
Electrolux AB Class B	25,284	751,256
Hennes & Mauritz AB Class B	176,988	4,385,324
Hexagon AB Class B	34,572	1,505,897

Security	Shares	Value
Investor AB Class B	76,078	$3,478,789
Lundin Petroleum ABa	72,756	1,389,420
Millicom International Cellular SA SDR	10,320	566,418
Nordea Bank AB	563,989	6,942,540
Sandvik AB	317,856	5,104,477
Skandinaviska Enskilda Banken AB Class A	252,195	2,905,079
SKF AB Class B	65,911	1,448,512
Svenska Cellulosa AB SCA Class B	58,308	1,932,011
Svenska Handelsbanken AB Class A	379,776	5,391,183
Swedbank AB Class A	150,156	3,559,396
Telefonaktiebolaget LM Ericsson Class B	584,628	3,769,962
Telia Co. AB	391,650	1,596,712
Volvo AB Class B	378,517	6,194,054

		63,016,786
SWITZERLAND — 2.87%
ABB Ltd. Registered	375,768	9,195,548
Actelion Ltd.[a]	19,608	5,549,806
Adecco Group AG Registered	25,284	1,877,028
Aryzta AG	22,188	720,171
Barry Callebaut AG Registered	1,548	2,124,233
Cie. Financiere Richemont SA Class A Registered	97,166	8,116,282
Credit Suisse Group AG Registered	280,188	4,258,621
Galenica AG Registered[b]	1,548	1,681,037
Geberit AG Registered	6,192	2,819,041
Givaudan SA Registered	2,580	4,968,467
Julius Baer Group Ltd.	71,310	3,714,324
Kuehne + Nagel International AG Registered	4,128	623,689
LafargeHolcim Ltd. Registered	82,560	4,677,667
Lonza Group AG Registered	26,316	5,379,784
Nestle SA Registered	494,844	38,103,162
Novartis AG Registered	352,944	27,141,356
Roche Holding AG	110,424	28,874,747
Schindler Holding AG Participation Certificates	3,612	737,676
Schindler Holding AG Registered	4,128	819,421
SGS SA Registered	1,032	2,321,210
Sonova Holding AG Registered	10,320	1,525,011

292

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2017

Security	Shares	Value
Swatch Group AG (The) Bearer[b]	6,708	$2,684,009
Swiss Prime Site AG Registered	11,352	983,585
Swiss Re AG	69,744	6,067,437
Swisscom AG Registered	3,612	1,574,773
Syngenta AG Registered[a]	17,271	8,022,613
UBS Group AG	549,969	9,392,208
Zurich Insurance Group AG	22,730	6,288,455

		190,241,361
TAIWAN — 1.35%
Acer Inc.	2,580,000	1,218,554
Advanced Semiconductor Engineering Inc.	2,661,747	3,348,026
Cathay Financial Holding Co. Ltd.	1,032,000	1,655,524
Chang Hwa Commercial Bank Ltd.	2,584,392	1,499,018
China Airlines Ltd.	3,612,000	1,119,360
China Development Financial Holding Corp.	2,104,000	580,202
China Steel Corp.	1,589,305	1,274,773
Chunghwa Telecom Co. Ltd.	1,548,140	5,233,843
CTBC Financial Holding Co. Ltd.	1,634,142	1,020,966
E.Sun Financial Holding Co. Ltd.	1,032,418	624,495
EVA Airways Corp.	2,707,660	1,332,695
Far EasTone Telecommunications Co. Ltd.	516,000	1,270,717
First Financial Holding Co. Ltd.	1,076,042	656,232
Formosa Plastics Corp.	534,160	1,605,791
Formosa Taffeta Co. Ltd.	516,000	538,729
Highwealth Construction Corp.	516,000	870,518
Hon Hai Precision Industry Co. Ltd.	2,727,500	8,931,656
HTC Corp.[a]	516,000	1,238,222
Hua Nan Financial Holdings Co. Ltd.	2,604,452	1,458,859
MediaTek Inc.	516,000	3,711,246
Mega Financial Holding Co. Ltd.	1,107,287	889,984
Nan Ya Plastics Corp.	521,830	1,257,401
Phison Electronics Corp.	516,000	4,865,666
Siliconware Precision Industries Co. Ltd.	917,454	1,486,974
SinoPac Financial Holdings Co. Ltd.	1,548,148	473,101
Taishin Financial Holding Co. Ltd.	1,032,356	426,000
Taiwan Business Bank	8,256,290	2,282,240
Taiwan Cooperative Financial Holding Co. Ltd.	3,896,682	1,982,502

Security	Shares	Value
Taiwan Mobile Co. Ltd.	516,000	$1,906,930
Taiwan Semiconductor Manufacturing Co. Ltd.	4,644,000	29,937,954
Uni-President Enterprises Corp.	1,236,600	2,282,941
United Microelectronics Corp.	5,676,000	2,266,938

		89,248,057
THAILAND — 0.20%
Bangkok Dusit Medical Services PCL NVDR[b]	2,528,400	1,483,854
Bangkok Expressway & Metro PCL	6,243,600	1,299,622
BEC World PCL NVDR[b]	1,651,200	892,670
Central Pattana PCL NVDR	1,315,500	2,281,873
Charoen Pokphand Foods PCL NVDR	1,960,800	1,516,375
Energy Absolute PCL NVDR[b]	2,322,000	1,812,489
Glow Energy PCL NVDR	589,900	1,398,433
Indorama Ventures PCL NVDR	2,115,633	2,247,745
Kasikornbank PCL NVDR	103,223	552,075

		13,485,136
TURKEY — 0.13%
Akbank TAS	267,288	715,275
Anadolu Efes Biracilik ve Malt Sanayii AS	70,394	396,564
Arcelik AS	102,259	681,966
BIM Birlesik Magazalar AS	42,638	696,486
Coca-Cola Icecek AS	42,904	436,072
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	941,700	781,714
TAV Havalimanlari Holding AS	106,653	444,169
Turk Hava Yollari AOa	397,407	677,675
Turkiye Garanti Bankasi AS	490,200	1,322,833
Turkiye Halk Bankasi AS	107,328	355,772
Turkiye Sise ve Cam Fabrikalari AS	817,006	1,025,352
Turkiye Vakiflar Bankasi Tao Class Db	467,496	798,509

		8,332,387
UNITED ARAB EMIRATES — 0.07%
Abu Dhabi Commercial Bank PJSC	464,916	875,910
Aldar Properties PJSC	2,097,024	1,233,208
DP World Ltd.	55,987	1,144,374
Emaar Properties PJSC	834,372	1,653,751

		4,907,243

293

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2017

Security	Shares	Value
UNITED KINGDOM — 5.90%
3i Group PLC	468,012	$4,804,567
Anglo American PLC[a]	235,812	3,375,729
Antofagasta PLC	79,980	867,113
Ashtead Group PLC	82,044	1,731,215
Associated British Foods PLC	34,572	1,256,843
AstraZeneca PLC	211,560	12,693,102
Auto Trader Group PLC[c]	342,108	1,775,277
Aviva PLC	477,915	3,242,996
BAE Systems PLC	639,890	5,190,667
Barclays PLC	2,472,469	6,789,360
Barratt Developments PLC	128,484	963,281
Berkeley Group Holdings PLC	10,836	456,741
BHP Billiton PLC	299,796	4,557,367
BP PLC	2,772,984	15,874,897
British American Tobacco PLC	298,248	20,122,509
British Land Co. PLC (The)	156,348	1,327,937
BT Group PLC	1,330,779	5,246,866
Burberry Group PLC	79,464	1,659,297
Capita PLC	102,684	738,632
Carnival PLC	68,500	4,223,718
Centrica PLC	1,213,632	3,107,299
Compass Group PLC	429,312	8,653,479
Diageo PLC	349,956	10,171,152
Experian PLC	325,596	6,988,368
Fresnillo PLC	89,268	1,676,921
GlaxoSmithKline PLC	797,300	15,988,354
Glencore PLC[a]	1,907,652	7,494,156
HSBC Holdings PLC	2,997,960	24,687,353
Imperial Brands PLC	155,446	7,605,913
Inmarsat PLC	211,044	2,232,087
Intertek Group PLC	32,508	1,710,047
J Sainsbury PLC	552,049	1,966,943
Johnson Matthey PLC	93,093	3,587,879
Kingfisher PLC	214,656	947,828
Land Securities Group PLC	285,490	4,085,040
Legal & General Group PLC	1,828,976	5,823,310
Liberty Global PLC LiLAC Class Ca	32,695	714,059
Lloyds Banking Group PLC	8,320,500	7,449,134
London Stock Exchange Group PLC	32,508	1,422,796
Marks & Spencer Group PLC	536,124	2,542,775
Mediclinic International PLC	45,408	482,310
National Grid PLC	633,655	8,197,910

Security	Shares	Value
Next PLC	21,156	$1,178,303
Old Mutual PLC	1,277,616	3,206,656
Pearson PLC	246,884	2,041,005
Persimmon PLC	36,120	1,088,815
Petrofac Ltd.	52,116	549,177
Prudential PLC	445,019	9,879,754
Randgold Resources Ltd.	33,065	2,911,032
Reckitt Benckiser Group PLC	94,035	8,651,083
RELX PLC	418,536	8,479,590
Rio Tinto PLC	198,144	7,849,399
Rolls-Royce Holdings PLC	414,348	4,352,829
Royal Bank of Scotland Group PLC[a]	448,404	1,539,645
Royal Dutch Shell PLC Class A	616,547	15,973,092
Royal Dutch Shell PLC Class B	621,264	16,497,177
RSA Insurance Group PLC	213,108	1,643,222
Severn Trent PLC	23,220	698,450
Shire PLC	167,184	9,813,271
Sky PLC	210,061	2,695,922
Smith & Nephew PLC	277,237	4,555,176
SSE PLC	214,726	3,864,222
Standard Chartered PLC[a]	572,760	5,344,151
Standard Life PLC	791,297	3,725,391
Tate & Lyle PLC	199,692	1,954,429
Taylor Wimpey PLC	685,764	1,774,414
Tesco PLC[a]	1,270,937	3,013,133
Unilever PLC	229,190	11,777,556
Vedanta Ltd. ADR[b]	235,812	3,584,342
Vodafone Group PLC	4,442,244	11,439,706
Weir Group PLC (The)	52,632	1,355,724
Wm Morrison Supermarkets PLC	710,016	2,203,681
Wolseley PLC	79,189	5,024,185
WPP PLC	373,303	7,983,340

		391,081,099
UNITED STATES — 52.83%
3M Co.	106,296	20,815,946
Abbott Laboratories	291,657	12,727,912
AbbVie Inc.	250,260	16,502,144
Accenture PLC Class A	123,324	14,959,201
Activision Blizzard Inc.	92,880	4,852,980
Acuity Brands Inc.	6,708	1,181,279
Adobe Systems Inc.[a]	109,908	14,699,096
Advance Auto Parts Inc.	14,964	2,126,983
AES Corp./VA	274,153	3,100,670
Aetna Inc.	56,244	7,596,877

294

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2017

Security	Shares	Value
Aflac Inc.	82,730	$6,194,822
AGCO Corp.	25,979	1,662,396
Agilent Technologies Inc.	53,148	2,925,797
Air Products & Chemicals Inc.	44,376	6,234,828
Akamai Technologies Inc.[a]	38,795	2,364,167
Albemarle Corp.	19,092	2,079,310
Alexion Pharmaceuticals Inc.[a]	39,216	5,011,021
Alleghany Corp.[a]	1,908	1,165,216
Allergan PLC	61,404	14,973,979
Alliance Data Systems Corp.	8,772	2,189,754
Alliant Energy Corp.	61,920	2,434,694
Allstate Corp. (The)	109,908	8,934,421
Alphabet Inc. Class Aa	46,440	42,934,709
Alphabet Inc. Class Ca	47,988	43,475,209
Altria Group Inc.	328,692	23,593,512
Amazon.com Inc.[a]	63,984	59,184,560
Ameren Corp.	41,796	2,285,823
American Electric Power Co. Inc.	121,791	8,261,084
American Express Co.	154,418	12,237,627
American International Group Inc.	202,272	12,320,388
American Tower Corp.	96,492	12,152,203
American Water Works Co. Inc.	49,536	3,950,991
Ameriprise Financial Inc.	36,120	4,617,942
AmerisourceBergen Corp.	25,800	2,116,890
AMETEK Inc.	17,028	974,002
Amgen Inc.	117,648	19,214,271
Amphenol Corp. Class A	31,992	2,313,342
Anadarko Petroleum Corp.	88,895	5,068,793
Annaly Capital Management Inc.	212,076	2,504,618
Anthem Inc.	49,020	8,720,168
Aon PLC	31,992	3,833,921
Apache Corp.	60,380	2,936,883
Apple Inc.	872,040	125,268,546
Applied Materials Inc.	242,520	9,848,737
Archer-Daniels-Midland Co.	117,679	5,383,814
Arconic Inc.	62,436	1,706,376
AT&T Inc.	946,860	37,524,062
Autodesk Inc.[a]	39,732	3,578,661
Autoliv Inc.	12,384	1,240,753
Automatic Data Processing Inc.	112,488	11,753,871
AutoZone Inc.[a]	3,612	2,500,190
AvalonBay Communities Inc.	19,608	3,722,383
Baker Hughes Inc.	75,534	4,484,454
Bank of America Corp.	1,630,075	38,045,951
Bank of New York Mellon Corp. (The)	178,059	8,379,457

Security	Shares	Value
Baxter International Inc.	87,671	$4,881,521
BB&T Corp.	157,502	6,800,936
Becton Dickinson and Co.	46,166	8,631,657
Bed Bath & Beyond Inc.	57,276	2,219,445
Berkshire Hathaway Inc. Class Ba	189,888	31,371,397
Best Buy Co. Inc.	66,048	3,421,947
Biogen Inc.[a]	36,636	9,936,050
BioMarin Pharmaceutical Inc.[a]	27,348	2,621,032
BlackRock Inc.[e]	19,608	7,540,649
Boeing Co. (The)	100,104	18,502,222
BorgWarner Inc.	28,380	1,199,906
Boston Properties Inc.	32,731	4,143,745
Boston Scientific Corp.[a]	334,368	8,820,628
Bristol-Myers Squibb Co.	286,544	16,060,791
Broadcom Ltd.	71,208	15,723,439
Brown-Forman Corp. Class B	13,416	634,845
Bunge Ltd.	24,252	1,916,636
CA Inc.	149,640	4,912,681
Cabot Oil & Gas Corp.	102,168	2,374,384
Calpine Corp.[a]	87,720	894,744
Capital One Financial Corp.	88,895	7,145,380
Cardinal Health Inc.	73,788	5,356,271
CarMax Inc.[a]	30,960	1,811,160
Carnival Corp.	87,204	5,386,591
Caterpillar Inc.	90,951	9,300,649
CBRE Group Inc. Class Aa	54,180	1,940,186
CBS Corp. Class B NVS	102,684	6,834,647
Celanese Corp. Series A	15,996	1,392,292
Celgene Corp.[a]	127,968	15,874,430
Centene Corp.[a]	27,348	2,034,691
CenturyLink Inc.	100,841	2,588,588
Cerner Corp.[a]	41,280	2,672,880
CF Industries Holdings Inc.	38,184	1,021,040
CH Robinson Worldwide Inc.	54,180	3,938,886
Charles Schwab Corp. (The)	236,844	9,201,389
Charter Communications Inc. Class Aa	31,476	10,864,256
Cheniere Energy Inc.[a]	53,664	2,433,662
Chevron Corp.	287,412	30,666,860
Chipotle Mexican Grill Inc.[a]	5,160	2,448,265
Chubb Ltd.	73,859	10,137,148
Church & Dwight Co. Inc.	65,254	3,232,031
Cigna Corp.	52,116	8,149,379
Cisco Systems Inc.	797,220	27,161,285
CIT Group Inc.	38,184	1,768,301

295

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2017

Security	Shares	Value
Citigroup Inc.	473,172	$27,973,929
Citizens Financial Group Inc.	95,460	3,504,337
Citrix Systems Inc.[a]	29,412	2,380,607
Clorox Co. (The)	23,375	3,125,004
CME Group Inc.	51,877	6,027,589
CMS Energy Corp.	60,372	2,740,889
Coach Inc.	62,952	2,479,679
Coca-Cola Co. (The)	614,070	26,497,121
Cognizant Technology Solutions Corp. Class Aa	129,000	7,769,670
Colgate-Palmolive Co.	164,108	11,822,340
Comcast Corp. Class A	824,568	32,314,820
Comerica Inc.	56,760	4,012,932
Conagra Brands Inc.	152,736	5,923,102
Concho Resources Inc.[a]	24,252	3,071,758
ConocoPhillips	182,148	8,726,711
Consolidated Edison Inc.	44,892	3,559,038
Constellation Brands Inc. Class A	29,412	5,074,747
Core Laboratories NV	11,352	1,258,029
Corning Inc.	267,804	7,726,145
Costco Wholesale Corp.	78,432	13,923,249
Coty Inc. Class A	69,660	1,243,431
CR Bard Inc.	31,992	9,836,900
Crown Castle International Corp.	44,892	4,246,783
CSX Corp.	190,920	9,706,373
Cummins Inc.	29,543	4,459,220
CVS Health Corp.	170,399	14,047,694
Danaher Corp.	133,854	11,154,054
Deere & Co.	54,696	6,104,621
Dell Technologies Inc. Class Va	50,568	3,393,618
Delphi Automotive PLC	46,956	3,775,262
Delta Air Lines Inc.	39,732	1,805,422
Devon Energy Corp.	77,916	3,076,903
Discover Financial Services	50,052	3,132,755
DISH Network Corp. Class Aa	31,476	2,028,313
Dollar General Corp.	44,376	3,226,579
Dollar Tree Inc.[a]	35,604	2,946,943
Dominion Resources Inc./VA	121,776	9,429,116
Dover Corp.	61,920	4,884,250
Dow Chemical Co. (The)	164,698	10,343,034
DR Horton Inc.	98,040	3,224,536
Dr Pepper Snapple Group Inc.	67,310	6,168,962
DTE Energy Co.	24,768	2,590,485
Duke Energy Corp.	132,096	10,897,920
Duke Realty Corp.	76,368	2,117,685

Security	Shares	Value
DXC Technology Co.[a]	27,615	$2,080,514
Eaton Corp. PLC	99,588	7,532,836
eBay Inc.[a]	193,213	6,455,246
Ecolab Inc.	51,600	6,661,044
Edgewell Personal Care Co.[a]	11,868	848,443
Edison International	98,147	7,848,816
Edwards Lifesciences Corp.[a]	34,572	3,791,511
EI du Pont de Nemours & Co.	142,082	11,331,040
Electronic Arts Inc.[a]	70,176	6,654,088
Eli Lilly & Co.	164,698	13,515,118
Emerson Electric Co.	97,119	5,854,333
Entergy Corp.	47,016	3,585,440
EOG Resources Inc.	98,040	9,068,700
EQT Corp.	35,604	2,070,017
Equinix Inc.	12,188	5,090,928
Equity Residential	55,728	3,598,914
Essex Property Trust Inc.	12,384	3,027,516
Estee Lauder Companies Inc. (The) Class A	25,284	2,203,248
Eversource Energy	39,732	2,360,081
Exelon Corp.	150,156	5,199,902
Expedia Inc.	18,576	2,483,983
Expeditors International of Washington Inc.	88,236	4,949,157
Express Scripts Holding Co.[a]	121,260	7,438,088
Exxon Mobil Corp.	652,654	53,289,199
F5 Networks Inc.[a]	18,235	2,354,686
Facebook Inc. Class Aa	364,296	54,735,474
Fastenal Co.	39,216	1,752,171
Federal Realty Investment Trust	11,352	1,485,863
FedEx Corp.	50,052	9,494,864
Fifth Third Bancorp.	190,129	4,644,851
First Republic Bank/CA	46,440	4,293,842
FirstEnergy Corp.	88,236	2,641,786
FleetCor Technologies Inc.[a]	13,416	1,893,534
Fluor Corp.	59,570	3,057,132
FNF Group	45,760	1,873,872
Ford Motor Co.	519,794	5,962,037
Fortive Corp.	74,153	4,690,919
Franklin Resources Inc.	123,324	5,316,498
Freeport-McMoRan Inc.[a]	223,944	2,855,286
Frontier Communications Corp.	178,536	335,648
Gap Inc. (The)	62,952	1,649,342
General Dynamics Corp.	54,180	10,499,542
General Electric Co.	1,417,452	41,091,934

296

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2017

Security	Shares	Value
General Mills Inc.	117,648	$6,765,937
General Motors Co.	165,514	5,733,405
GGP Inc.	81,528	1,761,820
Gilead Sciences Inc.	205,884	14,113,348
Global Payments Inc.	25,284	2,067,220
Goldman Sachs Group Inc. (The)	66,564	14,897,023
Halliburton Co.	158,928	7,291,617
Hanesbrands Inc.	56,244	1,226,682
Harley-Davidson Inc.	29,543	1,678,338
Harris Corp.	20,640	2,309,410
Hartford Financial Services Group Inc. (The)	69,728	3,372,046
HCA Holdings Inc.[a]	45,086	3,796,692
HCP Inc.	70,176	2,200,018
Helmerich & Payne Inc.	20,640	1,251,610
Hershey Co. (The)	17,258	1,867,316
Hess Corp.	56,268	2,747,566
Hewlett Packard Enterprise Co.	321,468	5,988,949
HollyFrontier Corp.	45,924	1,292,301
Home Depot Inc. (The)	206,400	32,219,040
Honeywell International Inc.	107,399	14,084,305
Hormel Foods Corp.	47,472	1,665,318
Host Hotels & Resorts Inc.	82,560	1,481,952
HP Inc.	327,340	6,160,539
Humana Inc.	23,220	5,154,376
Illinois Tool Works Inc.	83,592	11,543,219
Illumina Inc.[a]	26,832	4,960,164
Incyte Corp.[a]	30,960	3,847,709
Ingersoll-Rand PLC	84,108	7,464,585
Intel Corp.	719,304	26,002,840
Intercontinental Exchange Inc.	83,076	5,001,175
International Business Machines Corp.	144,480	23,158,699
International Paper Co.	113,520	6,126,674
Intuit Inc.	54,696	6,848,486
Intuitive Surgical Inc.[a]	5,676	4,744,398
Jacobs Engineering Group Inc.	66,282	3,640,207
JM Smucker Co. (The)	17,544	2,223,176
Johnson & Johnson	438,600	54,153,942
Johnson Controls International PLC	193,044	8,024,839
JPMorgan Chase & Co.	596,496	51,895,152
Juniper Networks Inc.	117,679	3,538,608
Kansas City Southern	16,246	1,463,277
Kellogg Co.	74,820	5,312,220
KeyCorp	179,052	3,265,908

Security	Shares	Value
Kimberly-Clark Corp.	69,314	$8,993,492
Kimco Realty Corp.	60,372	1,224,948
Kinder Morgan Inc./DE	309,084	6,376,403
KLA-Tencor Corp.	20,640	2,027,261
Kohl’s Corp.	47,988	1,872,972
Kraft Heinz Co. (The)	81,133	7,333,612
Kroger Co. (The)	203,820	6,043,263
L Brands Inc.	35,604	1,880,247
L3 Technologies Inc.	33,024	5,672,533
Laboratory Corp. of America Holdings[a]	35,604	4,989,901
Las Vegas Sands Corp.	56,268	3,319,249
Level 3 Communications Inc.[a]	39,732	2,414,116
Liberty Global PLC Series Aa	58,824	2,083,546
Liberty Global PLC Series C NVS[a]	67,080	2,321,639
Liberty Interactive Corp. QVC Group Series Aa	67,310	1,425,626
Lincoln National Corp.	67,310	4,437,748
LKQ Corp.[a]	58,824	1,837,662
Lockheed Martin Corp.	49,536	13,347,475
Lowe’s Companies Inc.	171,312	14,540,963
lululemon athletica Inc.[a]	26,832	1,395,264
LyondellBasell Industries NV Class A	60,372	5,117,131
M&T Bank Corp.	22,188	3,448,237
Macerich Co. (The)	30,444	1,900,619
Macy’s Inc.	67,080	1,960,078
Mallinckrodt PLC[a]	19,608	920,007
Marathon Oil Corp.	159,444	2,370,932
Marathon Petroleum Corp.	103,716	5,283,293
Marriott International Inc./MD Class A	79,615	7,517,248
Marsh & McLennan Companies Inc.	97,008	7,191,203
Martin Marietta Materials Inc.	11,352	2,499,597
Marvell Technology Group Ltd.	71,208	1,069,544
Masco Corp.	65,016	2,406,892
MasterCard Inc. Class A	140,202	16,308,297
Mattel Inc.	73,788	1,654,327
McCormick & Co. Inc./MD	20,124	2,010,388
McDonald’s Corp.	145,512	20,361,494
McKesson Corp.	45,408	6,279,472
Mead Johnson Nutrition Co.	50,568	4,486,393
Medtronic PLC	225,492	18,736,130
Merck & Co. Inc.	436,536	27,209,289

297

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2017

Security	Shares	Value
MetLife Inc.	122,808	$6,362,683
MGM Resorts International	88,395	2,714,610
Michael Kors Holdings Ltd.[a]	39,732	1,483,196
Micron Technology Inc.[a]	191,547	5,300,106
Microsoft Corp.	1,219,308	83,473,826
Molson Coors Brewing Co. Class B	26,832	2,572,920
Mondelez International Inc. Class A	243,590	10,968,858
Monsanto Co.	82,210	9,586,508
Monster Beverage Corp.[a]	82,044	3,723,157
Moody’s Corp.	55,728	6,593,737
Morgan Stanley	206,400	8,951,568
Mosaic Co. (The)	50,568	1,361,796
Motorola Solutions Inc.	59,856	5,145,820
Murphy Oil Corp.	55,240	1,446,183
Mylan NVa	69,144	2,582,528
National Oilwell Varco Inc.	71,208	2,490,144
Navient Corp.	120,744	1,835,309
NetApp Inc.	57,695	2,299,146
Netflix Inc.[a]	73,272	11,151,998
New York Community Bancorp. Inc.	89,784	1,193,229
Newell Brands Inc.	55,212	2,635,821
Newfield Exploration Co.[a]	41,796	1,446,978
Newmont Mining Corp.	57,792	1,953,948
News Corp. Class A	72,756	925,456
NextEra Energy Inc.	78,618	10,500,220
NIKE Inc. Class B	243,552	13,495,216
Noble Energy Inc.	98,556	3,186,315
Nordstrom Inc.	21,672	1,046,107
Norfolk Southern Corp.	57,276	6,729,357
Northern Trust Corp.	70,762	6,368,580
Northrop Grumman Corp.	41,796	10,280,144
Nuance Communications Inc.[a]	66,564	1,190,830
Nucor Corp.	77,400	4,746,942
NVIDIA Corp.	94,944	9,902,659
O’Reilly Automotive Inc.[a]	16,512	4,097,453
Occidental Petroleum Corp.	128,929	7,934,291
OGE Energy Corp.	45,408	1,579,290
Omnicom Group Inc.	42,828	3,517,035
ONEOK Inc.	45,408	2,388,915
Oracle Corp.	509,808	22,920,968
PACCAR Inc.	94,944	6,335,613
Palo Alto Networks Inc.[a]	17,544	1,901,945

Security	Shares	Value
Parker-Hannifin Corp.	45,924	$7,384,579
Paychex Inc.	123,324	7,310,647
PayPal Holdings Inc.[a]	193,213	9,220,124
Pentair PLC	30,743	1,983,231
People’s United Financial Inc.	83,592	1,460,352
PepsiCo Inc.	233,252	26,422,787
Perrigo Co. PLC	26,832	1,983,958
Pfizer Inc.	988,656	33,535,212
PG&E Corp.	110,634	7,418,010
Philip Morris International Inc.	246,648	27,338,464
Phillips 66	85,656	6,814,791
Pinnacle West Capital Corp.	30,444	2,590,480
Pioneer Natural Resources Co.	26,832	4,641,668
PNC Financial Services Group Inc. (The)[e]	79,623	9,534,854
PPG Industries Inc.	44,376	4,874,260
PPL Corp.	106,371	4,053,799
Praxair Inc.	61,404	7,674,272
Priceline Group Inc. (The)[a]	7,443	13,745,881
Principal Financial Group Inc.	90,951	5,923,639
Procter & Gamble Co. (The)	381,883	33,349,842
Progressive Corp. (The)	92,884	3,689,352
Prologis Inc.	63,984	3,481,369
Prudential Financial Inc.	69,144	7,400,482
Public Service Enterprise Group Inc.	109,455	4,821,493
Public Storage[b]	25,800	5,402,004
PulteGroup Inc.	88,752	2,012,008
PVH Corp.	12,900	1,303,287
Qorvo Inc.[a]	25,284	1,720,071
QUALCOMM Inc.	245,100	13,171,674
Quest Diagnostics Inc.	49,060	5,176,321
Ralph Lauren Corp.	8,772	708,076
Range Resources Corp.	43,860	1,161,851
Raytheon Co.	65,532	10,171,222
Realty Income Corp.	58,308	3,402,272
Red Hat Inc.[a]	31,992	2,817,855
Regeneron Pharmaceuticals Inc.[a]	14,964	5,813,364
Regions Financial Corp.	262,644	3,611,355
Republic Services Inc.	28,896	1,820,159
Reynolds American Inc.	161,508	10,417,266
Rite Aid Corp.[a]	243,036	972,144
Rockwell Automation Inc.	11,868	1,867,430
Ross Stores Inc.	57,276	3,722,940
Royal Caribbean Cruises Ltd.	31,476	3,355,342

298

Schedule of Investments  (Unaudited) (Continued)

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April 30, 2017

Security	Shares	Value
S&P Global Inc.	66,048	$8,862,981
salesforce.com Inc.[a]	97,008	8,354,329
SBA Communications Corp.[a]	30,571	3,866,926
SCANA Corp.	35,604	2,360,901
Schlumberger Ltd.	212,076	15,394,597
Seagate Technology PLC	63,468	2,673,907
Sempra Energy	38,381	4,337,821
ServiceNow Inc.[a]	29,412	2,778,846
Sherwin-Williams Co. (The)	8,772	2,935,813
Signature Bank/New York NYa	12,384	1,714,565
Simon Property Group Inc.	62,955	10,403,943
Sirius XM Holdings Inc.[b]	349,848	1,731,748
Skyworks Solutions Inc.	46,956	4,683,391
SL Green Realty Corp.	14,964	1,570,173
Southern Co. (The)	146,194	7,280,461
Southwest Airlines Co.	33,540	1,885,619
Southwestern Energy Co.[a]	111,456	837,035
Splunk Inc.[a]	29,928	1,924,670
Sprint Corp.[a]	198,144	1,789,240
Starbucks Corp.	271,932	16,332,236
State Street Corp.	64,858	5,441,586
Stryker Corp.	66,282	9,038,876
SunTrust Banks Inc.	113,567	6,451,741
Symantec Corp.	170,280	5,385,956
Synchrony Financial	132,109	3,672,630
Sysco Corp.	100,203	5,297,733
T Rowe Price Group Inc.	83,076	5,889,258
Target Corp.	100,104	5,590,808
TE Connectivity Ltd.	92,364	7,146,203
TechnipFMC PLC[a]	74,304	2,238,780
Tesla Inc.[a,b]	20,640	6,482,405
Tesoro Corp.	20,640	1,645,214
Texas Instruments Inc.	163,598	12,953,690
Textron Inc.	80,185	3,741,432
Thermo Fisher Scientific Inc.	77,916	12,881,852
Tiffany & Co.	21,156	1,938,947
Time Warner Inc.	139,320	13,830,296
TJX Companies Inc. (The)	150,672	11,848,846
Toll Brothers Inc.	69,660	2,507,063
Tractor Supply Co.	23,736	1,469,496
Travelers Companies Inc. (The)	45,924	5,587,114
Trimble Inc.[a]	38,700	1,371,141
TripAdvisor Inc.[a]	23,220	1,045,132
Twenty-First Century Fox Inc. Class A	272,097	8,309,842

Security	Shares	Value
Twitter Inc.[a]	125,388	$2,066,394
Tyson Foods Inc. Class A	52,116	3,348,974
U.S. Bancorp.	286,489	14,691,156
UDR Inc.	63,468	2,369,895
Ulta Salon Cosmetics & Fragrance Inc.[a]	14,964	4,211,468
Under Armour Inc. Class Aa,b	26,832	576,620
Under Armour Inc. Class Ca,b	32,508	630,980
Union Pacific Corp.	138,288	15,482,725
United Continental Holdings Inc.[a]	14,964	1,050,622
United Parcel Service Inc. Class B	92,364	9,925,435
United Technologies Corp.	124,356	14,797,120
UnitedHealth Group Inc.	158,928	27,793,329
Valero Energy Corp.	86,172	5,567,573
Varian Medical Systems Inc.[a]	38,184	3,464,816
Ventas Inc.	53,148	3,402,003
VeriSign Inc.[a,b]	47,472	4,221,210
Verisk Analytics Inc. Class Aa	23,736	1,965,578
Verizon Communications Inc.	617,652	28,356,403
Vertex Pharmaceuticals Inc.[a]	45,408	5,371,766
VF Corp.	37,152	2,029,614
Viacom Inc. Class B NVS	73,788	3,140,417
Visa Inc. Class A	319,026	29,101,552
Vornado Realty Trust	56,288	5,417,157
Vulcan Materials Co.	34,572	4,179,063
Wal-Mart Stores Inc.	226,524	17,030,074
Walgreens Boots Alliance Inc.	152,220	13,173,119
Walt Disney Co. (The)	248,712	28,751,107
Waste Connections Inc.	36,120	3,323,762
Waste Management Inc.	141,384	10,289,928
Waters Corp.[a]	19,608	3,331,203
Weatherford International PLC[a,b]	248,196	1,432,091
WEC Energy Group Inc.	48,504	2,935,462
Wells Fargo & Co.	759,552	40,894,280
Welltower Inc.	50,568	3,612,578
Western Digital Corp.	43,344	3,860,650
Western Union Co. (The)	156,348	3,105,071
WestRock Co.	35,088	1,879,313
Weyerhaeuser Co.	106,595	3,610,373
Whirlpool Corp.	24,252	4,503,111
Whole Foods Market Inc.	51,084	1,857,925
Williams Companies Inc. (The)	136,740	4,188,346
Willis Towers Watson PLC	17,544	2,326,685
Wynn Resorts Ltd.	19,608	2,411,980
Xcel Energy Inc.	60,888	2,743,004

299

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2017

Security	Shares	Value
Xerox Corp.	281,220	$2,021,972
XL Group Ltd.	42,312	1,770,757
Xylem Inc./NY	88,895	4,570,092
Yahoo! Inc.[a]	192,984	9,303,759
Yum! Brands Inc.	86,172	5,665,809
Zillow Group Inc. Class Ca	40,764	1,589,796
Zimmer Biomet Holdings Inc.	49,536	5,926,982
Zoetis Inc.	74,304	4,169,197

		3,503,294,332

TOTAL COMMON STOCKS (Cost: $6,025,505,625)		6,558,056,958

PREFERRED STOCKS — 0.67%

BRAZIL — 0.44%
Banco Bradesco SA, Preference Shares	619,308	6,468,388
Cia. Brasileira de Distribuicao, Preference Shares	74,671	1,674,892
Cia. Energetica de Minas Gerais, Preference Shares	309,686	859,701
Itau Unibanco Holding SA, Preference Shares	556,572	6,831,004
Itausa-Investimentos Itau SA, Preference Shares	788,680	2,438,429
Lojas Americanas SA, Preference Shares	258,060	1,358,550
Petroleo Brasileiro SA, Preference Shares	1,032,000	4,507,015
Telefonica Brasil SA, Preference Shares	51,600	762,837
Vale SA, Preference Shares	516,000	4,236,014

		29,136,830
COLOMBIA — 0.02%
Bancolombia SA, Preference Shares	123,840	1,204,456

		1,204,456
GERMANY — 0.14%
Henkel AG & Co. KGaA, Preference Shares	24,768	3,371,389
Porsche Automobil Holding SE, Preference Shares	19,092	1,116,643
Volkswagen AG, Preference Shares	29,928	4,743,487

		9,231,519
ITALY — 0.01%
Telecom Italia SpA/Milano, Preference Shares	709,500	506,446

		506,446

Security	Shares	Value
SOUTH KOREA — 0.06%
Samsung Electronics Co. Ltd., Preference Shares	2,797	$4,308,938

		4,308,938
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC, Preference Shares[a]	29,418,708	38,061

		38,061

TOTAL PREFERRED STOCKS (Cost: $40,728,753)		44,426,250

SHORT-TERM INVESTMENTS — 2.22%

MONEY MARKET FUNDS — 2.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[f,g,h]	141,766,806	141,823,512
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[f,g]	5,777,540	5,777,540

		147,601,052

TOTAL SHORT-TERM INVESTMENTS (Cost: $147,557,919)		147,601,052

TOTAL INVESTMENTS IN SECURITIES — 101.79% (Cost: $6,213,792,297)[i]		6,750,084,260
Other Assets, Less Liabilities — (1.79)%		(118,856,846)

NET ASSETS — 100.00%		$6,631,227,414

ADR   —  American Depositary Receipts

CPO  —   Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —   Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Affiliated money market fund.

300

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2017

[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
i	The cost of investments for federal income tax purposes was $6,250,011,980. Net unrealized appreciation was $500,072,280, of which $1,022,607,457 represented gross unrealized appreciation on securities and $522,535,177 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	13,904	6,516	(812)	19,608	$7,540,649	$101,624	$112,037
PNC Financial Services Group Inc. (The)	92,828	13,202	(26,407)	79,623	9,534,854	146,550	483,425

					$17,075,503	$248,174	$595,462

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,555,113,019	$2,943,935	$4	$6,558,056,958
Preferred stocks	44,388,189	38,061	—	44,426,250
Money market funds	147,601,052	—	—	147,601,052

Total	$6,747,102,260	$2,981,996	$4	$6,750,084,260

301

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 97.97%

AUSTRALIA — 5.15%
AGL Energy Ltd.	70,448	$1,409,838
Alumina Ltd.	545,734	750,954
Amcor Ltd./Australia	145,418	1,708,475
AMP Ltd.	458,661	1,838,531
Aristocrat Leisure Ltd.	66,402	975,297
ASX Ltd.	47,957	1,819,054
Aurizon Holdings Ltd.	270,920	1,043,428
Australia & New Zealand Banking Group Ltd.	315,624	7,732,648
BHP Billiton Ltd.	362,950	6,438,369
Boral Ltd.	251,650	1,159,290
Brambles Ltd.	265,638	2,054,117
Commonwealth Bank of Australia	191,164	12,494,874
Computershare Ltd.	100,674	1,109,760
Crown Resorts Ltd.	77,117	720,899
CSL Ltd.	53,074	5,261,092
Fortescue Metals Group Ltd.	232,764	924,325
Goodman Group	299,883	1,818,809
Insurance Australia Group Ltd.	464,814	2,158,664
Macquarie Group Ltd.	40,701	2,830,756
Medibank Pvt Ltd.	390,320	849,431
Mirvac Group	607,935	1,032,042
National Australia Bank Ltd.	284,887	7,243,791
Newcrest Mining Ltd.	87,203	1,379,944
Oil Search Ltd.	150,305	811,568
Orica Ltd.	64,736	897,089
Origin Energy Ltd.[a]	262,483	1,409,419
Qantas Airways Ltd.	240,606	762,933
QBE Insurance Group Ltd.	173,848	1,673,257
Rio Tinto Ltd.	45,068	2,037,075
Santos Ltd.[a]	228,455	594,558
Scentre Group	697,340	2,247,689
Seek Ltd.	37,604	479,201
Sonic Healthcare Ltd.	83,538	1,380,048
South32 Ltd.	666,741	1,386,169
Stockland	252,994	917,627
Suncorp Group Ltd.	209,202	2,159,033
Sydney Airport	304,217	1,567,534
Tabcorp Holdings Ltd.	179,635	638,115
Telstra Corp. Ltd.	412,932	1,303,183
Transurban Group	268,317	2,448,062

Security	Shares	Value
Treasury Wine Estates Ltd.	88,060	$790,268
Vocus Group Ltd.	53,637	135,179
Wesfarmers Ltd.	134,405	4,322,134
Westfield Corp.	278,460	1,890,876
Westpac Banking Corp.	359,646	9,429,779
Woodside Petroleum Ltd.	82,676	1,989,664
Woolworths Ltd.	153,272	3,081,105

		109,105,953
AUSTRIA — 0.13%
Erste Group Bank AG	26,894	961,174
IMMOEAST AG Escrow[a]	54,189	1
OMV AG	12,138	558,777
Raiffeisen Bank International AGa	19,992	455,652
Voestalpine AG	18,338	765,917

		2,741,521
BELGIUM — 0.88%
Ageas	38,822	1,589,548
Anheuser-Busch InBev SA/NV	83,263	9,375,198
Groupe Bruxelles Lambert SA	19,278	1,847,574
KBC Group NV	28,689	2,070,645
Solvay SA	11,494	1,461,288
UCB SA	20,058	1,563,025
Umicore SA	12,997	760,728

		18,668,006
BRAZIL — 0.97%
Ambev SA	476,000	2,717,194
Banco do Brasil SA	119,000	1,222,068
BB Seguridade Participacoes SA	72,000	672,777
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	284,172	1,688,791
BR Malls Participacoes SAa	123,700	543,324
BRF SA	71,459	888,881
CCR SA	166,600	921,852
Cia. de Saneamento Basico do Estado de Sao Paulo	71,400	653,332
Cia. Siderurgica Nacional SAa	119,000	288,311
Cielo SA	148,824	1,121,251
CPFL Energia SA	50,172	407,800
EDP - Energias do Brasil SA	95,200	399,395
Embraer SA	95,200	457,131
Engie Brasil Energia SA	23,800	252,970
Fibria Celulose SA	47,600	437,489

302

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2017

Security	Shares	Value
Hypermarcas SA	71,400	$670,965
Itausa-Investimentos Itau SAa	8,066	24,838
JBS SA	71,400	229,235
Klabin SA Units	71,400	352,670
Kroton Educacional SA	197,844	924,649
Lojas Renner SA	122,000	1,128,161
Natura Cosmeticos SA	23,800	225,069
Petroleo Brasileiro SAa	357,000	1,602,639
TIM Participacoes SA	99,860	320,296
Ultrapar Participacoes SA	47,600	1,047,890
Vale SA	142,800	1,226,309

		20,425,287
CANADA — 6.56%
Agnico Eagle Mines Ltd.	27,132	1,294,788
Agrium Inc.	17,136	1,605,693
Alimentation Couche-Tard Inc. Class B	50,353	2,311,973
ARC Resources Ltd.	52,836	692,475
Bank of Montreal	77,600	5,485,860
Bank of Nova Scotia (The)	135,898	7,541,827
Barrick Gold Corp.	134,102	2,238,139
BCE Inc.	19,278	876,273
BlackBerry Ltd.[a]	69,020	643,608
Bombardier Inc. Class Ba	305,116	470,851
Brookfield Asset Management Inc. Class A	103,687	3,826,553
Cameco Corp.	59,262	567,351
Canadian Imperial Bank of Commerce	46,704	3,765,901
Canadian National Railway Co.	84,993	6,133,445
Canadian Natural Resources Ltd.	129,710	4,124,765
Canadian Pacific Railway Ltd.	16,422	2,512,123
Canadian Tire Corp. Ltd. Class A	13,566	1,652,962
Canadian Utilities Ltd. Class A	18,802	541,109
CCL Industries Inc. Class B	3,578	826,920
Cenovus Energy Inc.	111,622	1,111,077
CGI Group Inc. Class Aa	22,848	1,100,875
Constellation Software Inc./Canada	1,904	869,395
Crescent Point Energy Corp.	59,501	587,917
Dollarama Inc.	21,328	1,864,036
Eldorado Gold Corp.	107,371	391,854
Empire Co. Ltd. Class A	18,326	281,866

Security	Shares	Value
Enbridge Inc.	160,412	$6,637,981
Encana Corp.	119,476	1,276,636
Fairfax Financial Holdings Ltd.	2,856	1,303,404
Finning International Inc.	44,816	850,891
First Quantum Minerals Ltd.	78,584	747,735
Fortis Inc./Canada	40,312	1,309,631
Franco-Nevada Corp.	19,040	1,292,821
George Weston Ltd.	6,710	601,608
Gildan Activewear Inc.	37,368	1,045,910
Goldcorp Inc.	91,498	1,272,795
Great-West Lifeco Inc.	36,927	991,706
H&R REIT	20,078	340,091
Husky Energy Inc.[a]	55,699	642,007
Imperial Oil Ltd.	38,794	1,126,680
Kinross Gold Corp.[a]	177,072	615,148
Loblaw Companies Ltd.	29,807	1,670,090
Magna International Inc. Class A	43,792	1,826,241
Manulife Financial Corp.	223,272	3,909,260
Metro Inc.	29,750	1,017,849
National Bank of Canada	33,578	1,302,796
Onex Corp.	12,749	918,342
Open Text Corp.	38,080	1,318,165
Pembina Pipeline Corp.	44,506	1,415,937
Peyto Exploration & Development Corp.	25,942	471,293
Potash Corp. of Saskatchewan Inc.	102,578	1,727,014
Power Corp. of Canada	56,194	1,299,946
Power Financial Corp.	34,532	876,117
PrairieSky Royalty Ltd.	33,558	730,162
Restaurant Brands International Inc.	23,143	1,296,875
RioCan REIT	17,631	334,361
Rogers Communications Inc. Class B	50,288	2,302,001
Royal Bank of Canada	164,696	11,258,784
Saputo Inc.	36,736	1,205,816
Seven Generations Energy Ltd. Class Aa	33,320	589,003
Shaw Communications Inc. Class B	44,982	952,080
Silver Wheaton Corp.	50,694	1,009,950
SNC-Lavalin Group Inc.	26,897	1,079,972

303

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2017

Security	Shares	Value
Sun Life Financial Inc.	88,536	$3,121,715
Suncor Energy Inc.	180,306	5,641,403
Teck Resources Ltd. Class B	67,890	1,406,162
TELUS Corp.	35,784	1,188,700
Thomson Reuters Corp.	37,886	1,718,766
Toronto-Dominion Bank (The)	180,880	8,496,981
Tourmaline Oil Corp.[a]	26,222	514,352
TransCanada Corp.	84,252	3,905,428
Turquoise Hill Resources Ltd.[a]	126,727	344,785
Valeant Pharmaceuticals International Inc.[a,b]	38,757	358,572
Yamana Gold Inc.	127,806	343,047

		138,926,645
CHILE — 0.29%
Aguas Andinas SA Series A	737,619	417,413
Banco de Chile	2,996,817	361,791
Banco de Credito e Inversiones	6,782	376,720
Banco Santander Chile	7,934,107	470,712
Cencosud SA	112,812	321,634
Colbun SA	1,508,682	334,156
Empresas CMPC SA	149,342	348,738
Empresas COPEC SA	48,952	548,034
Enel Americas SA	4,451,537	881,422
Enel Chile SA	2,980,154	329,119
Enel Generacion Chile SA	330,344	253,082
Itau CorpBanca	28,160,160	256,936
LATAM Airlines Group SAa	39,346	496,831
SACI Falabella	84,291	674,614

		6,071,202
CHINA — 6.37%
3SBio Inc.[a,b,c]	357,000	476,456
58.com Inc. ADR[a]	8,092	320,281
AAC Technologies Holdings Inc.	119,000	1,747,311
Air China Ltd. Class H	482,000	426,996
Alibaba Group Holding Ltd. ADR[a,b]	122,808	14,184,324

Security	Shares	Value
Alibaba Pictures Group Ltd.[a]	2,380,000	$385,571
Anhui Conch Cement Co. Ltd. Class H	239,500	839,130
ANTA Sports Products Ltd.	239,000	671,439
AviChina Industry & Technology Co. Ltd. Class H	726,000	484,464
Baidu Inc. ADR[a]	28,798	5,190,264
Bank of China Ltd. Class H	8,568,000	4,153,154
Bank of Communications Co. Ltd. Class H	988,800	761,540
Beijing Capital International Airport Co. Ltd. Class H	482,000	680,466
Beijing Enterprises Water Group Ltd.	952,000	729,525
Belle International Holdings Ltd.	714,000	483,800
Brilliance China Automotive Holdings Ltd.	482,000	808,131
Byd Co. Ltd. Class Hb	106,000	624,888
China Communications Construction Co. Ltd. Class H	476,000	654,859
China Construction Bank Corp. Class H	9,064,050	7,365,404
China Everbright International Ltd.	476,000	643,843
China Everbright Ltd.	476,000	1,089,392
China Evergrande Group[b]	820,000	876,137
China Galaxy Securities Co. Ltd. Class H	476,000	434,533
China Gas Holdings Ltd.	476,000	746,662
China Huishan Dairy Holdings Co. Ltd.[a,b]	952,000	1
China Jinmao Holdings Group Ltd.	1,156,000	374,555
China Life Insurance Co. Ltd. Class H	952,000	2,894,845
China Longyuan Power Group Corp. Ltd.	476,000	366,599
China Mengniu Dairy Co. Ltd.	482,000	933,317
China Merchants Bank Co. Ltd. Class H	529,593	1,375,469
China Merchants Port Holdings Co. Ltd.	476,000	1,361,740
China Minsheng Banking Corp. Ltd. Class H	833,200	820,607
China Mobile Ltd.	714,000	7,615,033
China National Building Material Co. Ltd. Class H	482,000	321,021
China Overseas Land & Investment Ltd.	476,000	1,383,160
China Pacific Insurance Group Co. Ltd. Class H	333,200	1,231,686
China Petroleum & Chemical Corp. Class H	2,857,000	2,314,238

304

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2017

Security	Shares	Value
China Resources Beer Holdings Co. Ltd.[a]	476,000	$1,145,698
China Resources Land Ltd.	577,333	1,603,383
China Shenhua Energy Co. Ltd. Class H	476,000	1,110,200
China State Construction International Holdings Ltd.	482,000	875,062
China Taiping Insurance Holdings Co. Ltd.[a]	190,400	474,926
China Telecom Corp. Ltd. Class H	1,428,000	697,700
China Unicom Hong Kong Ltd.	952,000	1,228,932
China Vanke Co. Ltd. Class H	230,800	585,788
CITIC Ltd.	238,000	345,178
CITIC Securities Co. Ltd. Class H	238,000	499,407
CNOOC Ltd.	1,904,000	2,220,401
Country Garden Holdings Co. Ltd.	1,206,828	1,148,244
CRRC Corp. Ltd. Class H	476,000	464,522
Ctrip.com International Ltd. ADR[a]	37,604	1,899,378
Dongfeng Motor Group Co. Ltd. Class H	476,000	500,631
Fosun International Ltd.	446,000	675,519
Fullshare Holdings Ltd.[b]	1,785,000	578,357
GCL-Poly Energy Holdings Ltd.[a,b]	2,883,000	348,441
Geely Automobile Holdings Ltd.	1,205,000	1,626,798
GOME Electrical Appliances Holding Ltd.[b]	2,723,320	371,160
Great Wall Motor Co. Ltd. Class H	281,500	305,477
Guangdong Investment Ltd.	476,000	736,870
Guangzhou Automobile Group Co. Ltd. Class H	537,449	836,142
Guangzhou R&F Properties Co. Ltd. Class H	190,800	321,371
Haitong Securities Co. Ltd. Class H	285,600	471,499
Hanergy Thin Film Power Group Ltd.[a]	7,401	—
HengTen Networks Group Ltd.[a]	4,760,000	89,355
Huaneng Power International Inc. Class H	476,000	328,654
Industrial & Commercial Bank of China Ltd. Class H	7,378,285	4,819,215
JD.com Inc. ADR[a]	69,020	2,420,531
Jiangxi Copper Co. Ltd. Class H	238,000	371,495
Lenovo Group Ltd.	952,000	609,570

Security	Shares	Value
Longfor Properties Co. Ltd.	357,000	$618,750
NetEase Inc. ADR	9,730	2,582,245
New China Life Insurance Co. Ltd. Class H	71,400	352,981
New Oriental Education & Technology Group Inc. ADR[a]	18,683	1,205,801
PetroChina Co. Ltd. Class H	2,384,000	1,679,747
PICC Property & Casualty Co. Ltd. Class H	528,190	850,260
Ping An Insurance Group Co. of China Ltd. Class H	595,000	3,350,798
Semiconductor Manufacturing International Corp.[a]	337,800	428,246
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	148,060	236,156
Shimao Property Holdings Ltd.	238,500	383,315
SINA Corp./China[a]	6,664	511,862
Sino Biopharmaceutical Ltd.	476,000	391,691
Sino-Ocean Group Holding Ltd.	646,000	315,626
Sinopec Shanghai Petrochemical Co. Ltd. Class H	692,000	387,037
Sinopharm Group Co. Ltd. Class H	95,200	427,189
SOHO China Ltd.	529,000	288,389
TAL Education Group Class A ADR[a,b]	7,748	922,864
Tencent Holdings Ltd.	618,800	19,365,471
Tingyi Cayman Islands Holding Corp.	476,000	611,406
Vipshop Holdings Ltd. ADR[a]	43,316	600,793
Want Want China Holdings Ltd.[b]	952,000	685,460
Yanzhou Coal Mining Co. Ltd. Class Hb	476,000	411,888
Yum China Holdings Inc.[a]	43,316	1,477,942
YY Inc. ADR[a]	4,284	209,787
Zhuzhou CRRC Times Electric Co. Ltd. Class H	195,000	1,004,140
Zijin Mining Group Co. Ltd. Class H	489,000	172,901

		134,953,490
COLOMBIA — 0.03%
Cementos Argos SA	161,840	652,196

		652,196

305

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2017

Security	Shares	Value
CZECH REPUBLIC — 0.06%
CEZ AS	21,420	$373,900
Komercni Banka AS	24,276	940,690

		1,314,590

DENMARK — 1.26%
AP Moller - Maersk A/S Class A	714	1,184,459
AP Moller - Maersk A/S Class B	238	411,546
Carlsberg A/S Class B	13,655	1,362,541
Chr Hansen Holding A/S	7,665	516,477
Coloplast A/S Class Bb	20,468	1,751,668
Danske Bank A/S	87,759	3,186,657
DSV A/S	17,850	994,193
Genmab A/Sa	6,426	1,277,711
Novo Nordisk A/S Class B	215,152	8,370,067
Novozymes A/S Class B	38,717	1,672,306
Pandora A/S	12,111	1,308,665
Tryg A/S	65,126	1,249,159
Vestas Wind Systems A/S	24,048	2,070,372
William Demant Holding A/Sa	59,500	1,361,658

		26,717,479
EGYPT — 0.04%
Commercial International Bank Egypt SAE	196,381	800,973

		800,973
FINLAND — 0.65%
Fortum OYJ	44,580	648,566
Kone OYJ Class B	50,697	2,321,985
Metso OYJ	14,518	520,603
Neste OYJ	29,274	1,195,103
Nokia OYJ	617,855	3,532,269
Nokian Renkaat OYJ	21,182	911,112
Sampo OYJ Class A	52,904	2,534,255
UPM-Kymmene OYJ	46,886	1,237,099
Wartsila OYJ Abp	12,852	782,331

		13,683,323
FRANCE — 7.25%
Accor SA	20,075	914,760
Aeroports de Paris	8,600	1,146,740
Air Liquide SA	44,535	5,363,699
Airbus SE	68,782	5,559,838
Alstom SAa	24,990	793,255
ArcelorMittal[a]	207,774	1,638,768

Security	Shares	Value
Arkema SA	6,016	$636,835
AXA SA	221,600	5,914,539
BNP Paribas SA	120,666	8,512,041
Bouygues SA	29,600	1,244,029
Bureau Veritas SA	13,566	314,141
Cap Gemini SA	21,700	2,171,616
Carrefour SA	69,496	1,636,529
Casino Guichard Perrachon SA	5,978	359,989
Christian Dior SE	5,712	1,567,149
Cie. de Saint-Gobain	65,027	3,508,692
Cie. Generale des Etablissements Michelin Class B	23,324	3,046,570
CNP Assurances	26,962	562,836
Credit Agricole SA	120,666	1,793,599
Danone SA	61,007	4,263,706
Dassault Systemes SE	15,571	1,389,208
Edenred	21,658	554,353
Electricite de France SA	25,061	209,206
Engie SA	154,224	2,174,851
Essilor International SA	26,682	3,456,135
Eutelsat Communications SA	18,757	443,845
Fonciere des Regions	2,558	228,247
Gecina SA	8,136	1,157,076
Groupe Eurotunnel SE Registered	80,920	888,668
Hermes International	3,199	1,529,975
Iliad SA	3,570	866,535
Ingenico Group SA	5,713	517,477
Kering	9,777	3,029,508
L’Oreal SA	29,274	5,828,877
Lagardere SCA	22,134	677,771
Legrand SA	43,622	2,823,054
LVMH Moet Hennessy Louis Vuitton SE	28,717	7,082,965
Natixis SA	128,282	892,217
Orange SA	227,054	3,510,956
Pernod Ricard SA	18,564	2,321,723
Publicis Groupe SA	29,102	2,100,137
Remy Cointreau SA	3,332	336,061
Renault SA	18,802	1,752,816
Safran SA	28,386	2,349,849
Sanofi	129,710	12,233,461
Schneider Electric SE	67,909	5,361,338
SCOR SE	42,678	1,687,943
SES SA	38,080	832,454

306

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2017

Security	Shares	Value
SFR Group SAa	13,328	$436,276
Societe Generale SA	86,632	4,736,706
Sodexo SA	16,422	2,086,915
STMicroelectronics NV	88,774	1,435,556
Suez	25,004	410,736
Thales SA	8,092	850,513
Total SA	236,096	12,127,251
Unibail-Rodamco SE	10,739	2,636,465
Valeo SA	21,896	1,573,681
Veolia Environnement SA	56,964	1,081,820
Vinci SA	61,742	5,250,970
Vivendi SA	142,393	2,824,397
Wendel SA	2,142	300,080
Zodiac Aerospace	22,134	537,252

		153,474,655
GERMANY — 6.24%
adidas AG	24,754	4,957,183
Allianz SE Registered	51,170	9,740,129
BASF SE	104,244	10,155,184
Bayer AG Registered	91,256	11,288,796
Bayerische Motoren Werke AG	30,780	2,937,842
Brenntag AG	18,168	1,077,043
Commerzbank AGa	127,441	1,248,298
Continental AG	11,101	2,484,173
Covestro AGc	14,994	1,168,411
Daimler AG Registered	96,242	7,168,505
Deutsche Bank AG Registered[a]	245,803	4,424,537
Deutsche Boerse AG	29,560	2,892,214
Deutsche Post AG Registered	100,912	3,626,307
Deutsche Telekom AG Registered	357,714	6,271,475
Deutsche Wohnen AG Bearer	63,089	2,156,517
E.ON SE	234,240	1,825,576
Fresenius Medical Care AG & Co. KGaA	29,750	2,638,675
Fresenius SE & Co. KGaA	52,360	4,242,665
GEA Group AG	36,414	1,548,054
HeidelbergCement AG	12,376	1,145,532
HUGO BOSS AG	8,806	669,620
Infineon Technologies AG	146,132	3,023,478
K+S AG Registered	28,084	669,900
Lanxess AG	11,424	824,783
Linde AG	23,800	4,275,010
MAN SE	9,569	1,004,920

Security	Shares	Value
Merck KGaA	21,898	$2,570,580
METRO AG	29,274	963,032
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	20,230	3,876,082
Osram Licht AG	16,099	1,077,981
ProSiebenSat.1 Media SE Registered	38,500	1,634,639
RWE AGa	61,502	1,018,318
SAP SE	108,893	10,917,569
Siemens AG Registered	86,882	12,450,694
thyssenkrupp AG	62,360	1,484,105
Volkswagen AG	5,280	850,661
Vonovia SE	52,598	1,903,587

		132,212,075
GREECE — 0.08%
Alpha Bank AEa	152,300	323,402
Eurobank Ergasias SAa	251,132	201,821
FF Group[a]	4,330	92,134
Hellenic Telecommunications Organization SA	14,610	142,072
JUMBO SA	21,108	333,061
OPAP SA	21,796	215,986
Piraeus Bank SAa	902,538	191,650
Titan Cement Co. SA	8,944	233,652

		1,733,778
HONG KONG — 2.42%
AIA Group Ltd.	1,285,200	8,898,435
Bank of East Asia Ltd. (The)[b]	287,400	1,189,871
BOC Hong Kong Holdings Ltd.[b]	595,000	2,448,072
Cathay Pacific Airways Ltd.[b]	238,000	342,730
Cheung Kong Property Holdings Ltd.	279,060	2,002,115
CK Hutchison Holdings Ltd.	279,060	3,485,761
CLP Holdings Ltd.	238,500	2,516,078
Galaxy Entertainment Group Ltd.	238,000	1,325,019
Hang Seng Bank Ltd.	95,200	1,930,304
Henderson Land Development Co. Ltd.	328,980	2,085,324
Hong Kong & China Gas Co. Ltd.[b]	1,334,047	2,665,504
Hong Kong Exchanges & Clearing Ltd.[b]	104,600	2,576,822
Jardine Matheson Holdings Ltd.	23,800	1,535,814

307

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2017

Security	Shares	Value
Li & Fung Ltd.[b]	912,000	$382,269
Link REIT	357,000	2,568,180
Melco Resorts & Entertainment Ltd. ADR	24,038	527,634
MTR Corp. Ltd.	238,000	1,370,920
New World Development Co. Ltd.	815,000	1,015,403
Power Assets Holdings Ltd.	251,000	2,259,066
Sands China Ltd.	285,600	1,296,254
SJM Holdings Ltd.	238,000	231,037
Sun Hung Kai Properties Ltd.	239,000	3,586,129
Swire Pacific Ltd. Class A	120,500	1,160,449
Techtronic Industries Co. Ltd.	119,000	511,035
WH Group Ltd.[c]	931,500	832,386
Wharf Holdings Ltd. (The)	238,000	2,033,430
Wynn Macau Ltd.[a]	190,800	419,500

		51,195,541
HUNGARY — 0.07%
MOL Hungarian Oil & Gas PLC	8,330	627,542
OTP Bank PLC	32,368	910,842

		1,538,384
INDIA — 1.89%
Dr. Reddy’s Laboratories Ltd. ADR	65,688	2,683,355
ICICI Bank Ltd. ADR	381,514	3,269,575
Infosys Ltd. ADR	388,654	5,658,802
Larsen & Toubro Ltd. GDR[d]	214,914	5,834,915
Mahindra & Mahindra Ltd. GDR	213,248	4,467,546
Reliance Industries Ltd. GDR[c]	170,037	7,354,100
State Bank of India GDRbd	73,542	3,316,744
Tata Motors Ltd. ADR	98,056	3,497,658
Wipro Ltd. ADR[b]	407,218	4,011,097

		40,093,792
INDONESIA — 0.61%
Astra International Tbk PT	1,642,200	1,102,685
Bank Central Asia Tbk PT	1,927,800	2,567,218
Bank Mandiri Persero Tbk PT	1,618,642	1,420,820
Bank Rakyat Indonesia Persero Tbk PT	1,666,000	1,612,379
Charoen Pokphand Indonesia Tbk PT	714,000	170,880
Gudang Garam Tbk PT	120,500	600,285
Kalbe Farma Tbk PT	3,951,200	469,852
Lippo Karawaci Tbk PT	1,927,800	114,259

Security	Shares	Value
Matahari Department Store Tbk PT	263,200	$288,298
Perusahaan Gas Negara Persero Tbk PT	1,904,000	347,117
Semen Indonesia Persero Tbk PT	666,400	441,217
Telekomunikasi Indonesia Persero Tbk PT	6,949,600	2,278,472
Unilever Indonesia Tbk PT	238,000	794,583
United Tractors Tbk PT	357,045	720,572

		12,928,637
IRELAND — 0.33%
Bank of Ireland[a]	2,999,752	754,580
CRH PLC	83,457	3,042,224
Irish Bank Resolution Corp. Ltd.[a]	64,486	1
Kerry Group PLC Class A	29,036	2,372,038
Paddy Power Betfair PLC	7,378	821,906

		6,990,749
ISRAEL — 0.43%
Bank Hapoalim BM	104,021	653,768
Bank Leumi Le-Israel BMa	185,878	858,590
Bezeq The Israeli Telecommunication Corp. Ltd.	349,370	585,959
Check Point Software Technologies Ltd.[a,b]	13,988	1,454,892
Israel Chemicals Ltd.	44,030	187,931
Mobileye NVa	18,326	1,134,746
Nice Ltd.	15,232	1,026,758
Teva Pharmaceutical Industries Ltd. ADR	104,006	3,284,510

		9,187,154
ITALY — 1.49%
Assicurazioni Generali SpA	143,827	2,275,694
CNH Industrial NV	144,269	1,591,440
Enel SpA	776,221	3,688,740
Eni SpA	265,608	4,127,366
EXOR NV	22,372	1,255,860
Ferrari NV	15,235	1,145,550
Fiat Chrysler Automobiles NVa,b	113,294	1,281,830
Intesa Sanpaolo SpA	1,525,114	4,440,906
Leonardo SpA[a]	68,177	1,071,302
Luxottica Group SpA	24,381	1,412,443
Mediobanca SpA	105,910	1,017,793

308

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2017

Security	Shares	Value
Prysmian SpA	32,368	$934,401
Saipem SpA[a,b]	820,081	353,282
Snam SpA	202,737	895,886
Telecom Italia SpA/Milano[a]	1,269,076	1,126,298
Tenaris SA	52,836	827,364
Terna Rete Elettrica Nazionale SpA	145,846	735,332
UniCredit SpA[a]	211,756	3,445,039

		31,626,526
JAPAN — 16.08%
Acom Co. Ltd.[a,b]	119,000	528,438
Aeon Co. Ltd.	95,200	1,412,158
AEON Financial Service Co. Ltd.	23,800	457,126
Aeon Mall Co. Ltd.	26,000	441,536
Aisin Seiki Co. Ltd.	23,900	1,168,521
Ajinomoto Co. Inc.	59,600	1,159,706
ANA Holdings Inc.	238,000	716,327
Asahi Glass Co. Ltd.	238,000	2,062,510
Asahi Group Holdings Ltd.	71,400	2,693,433
Asahi Kasei Corp.	238,000	2,268,548
Astellas Pharma Inc.	261,800	3,447,765
Bandai Namco Holdings Inc.	47,600	1,492,437
Bridgestone Corp.	71,400	2,977,188
Canon Inc.	119,000	3,945,671
Casio Computer Co. Ltd.	49,200	693,399
Central Japan Railway Co.	23,800	3,989,441
Chubu Electric Power Co. Inc.	95,200	1,278,927
Chugai Pharmaceutical Co. Ltd.	47,600	1,686,732
Chugoku Electric Power Co. Inc. (The)	47,600	518,830
Credit Saison Co. Ltd.	47,600	866,425
CYBERDYNE Inc.[a,b]	23,800	336,279
Dai-ichi Life Holdings Inc.	119,000	2,024,078
Daiichi Sankyo Co. Ltd.	105,600	2,342,772
Daikin Industries Ltd.	23,800	2,311,250
Daito Trust Construction Co. Ltd.	2,600	382,524
Daiwa House Industry Co. Ltd.	47,600	1,413,866
Daiwa Securities Group Inc.	238,000	1,446,106
Denso Corp.	71,400	3,073,909
Dentsu Inc.	23,800	1,340,845
East Japan Railway Co.	47,600	4,250,564
Eisai Co. Ltd.	23,900	1,254,712
Electric Power Development Co. Ltd.	23,800	551,924

Security	Shares	Value
FANUC Corp.	23,800	$4,837,077
Fast Retailing Co. Ltd.	3,300	1,076,415
FUJIFILM Holdings Corp.	71,400	2,647,955
Fujitsu Ltd.	238,000	1,483,470
Hachijuni Bank Ltd. (The)	214,200	1,264,408
Hino Motors Ltd.	47,600	596,548
Hitachi Construction Machinery Co. Ltd.	23,800	612,988
Hitachi High-Technologies Corp.	23,800	949,054
Hitachi Ltd.	476,000	2,626,604
Hokuriku Electric Power Co.	47,600	439,831
Honda Motor Co. Ltd.	190,400	5,520,524
Hoya Corp.	47,600	2,273,458
Hulic Co. Ltd.	42,900	404,100
IHI Corp.[a]	238,000	807,069
INPEX Corp.	119,000	1,140,679
Isetan Mitsukoshi Holdings Ltd.	71,400	779,526
Isuzu Motors Ltd.	95,200	1,291,311
ITOCHU Corp.	190,400	2,691,939
Japan Exchange Group Inc.	90,300	1,264,540
Japan Prime Realty Investment Corp.	238	893,541
Japan Retail Fund Investment Corp.	714	1,395,077
Japan Tobacco Inc.	119,000	3,956,347
JFE Holdings Inc.	71,500	1,219,034
JSR Corp.	47,600	869,414
JTEKT Corp.	71,400	1,123,492
JXTG Holdings Inc.	321,300	1,450,130
Kakaku.com Inc.	23,800	343,111
Kansai Electric Power Co. Inc. (The)	95,200	1,287,040
Kao Corp.	71,400	3,937,985
Kawasaki Heavy Industries Ltd.	238,000	719,530
KDDI Corp.	214,200	5,679,269
Keyence Corp.	10,000	4,019,019
Kintetsu Group Holdings Co. Ltd.	238,000	868,987
Kirin Holdings Co. Ltd.	141,600	2,751,463
Kobe Steel Ltd.[a]	47,600	422,751
Komatsu Ltd.	119,000	3,172,764
Konica Minolta Inc.	120,500	1,064,793
Kubota Corp.	118,200	1,858,837
Kuraray Co. Ltd.	95,200	1,535,567
Kurita Water Industries Ltd.	47,700	1,230,692

309

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2017

Security	Shares	Value
Kyocera Corp.	48,200	$2,728,465
Kyushu Electric Power Co. Inc.	71,400	769,918
M3 Inc.	23,800	608,291
Mabuchi Motor Co. Ltd.	24,400	1,376,837
Marubeni Corp.	238,000	1,465,535
Mazda Motor Corp.	71,400	1,046,628
MEIJI Holdings Co. Ltd.	24,590	2,086,852
Mitsubishi Chemical Holdings Corp.	238,500	1,866,364
Mitsubishi Corp.	190,400	4,105,377
Mitsubishi Electric Corp.	238,000	3,317,951
Mitsubishi Estate Co. Ltd.	135,000	2,579,618
Mitsubishi Heavy Industries Ltd.	477,000	1,908,513
Mitsubishi Motors Corp.	95,200	608,932
Mitsubishi UFJ Financial Group Inc.	1,436,800	9,141,281
Mitsui & Co. Ltd.	190,400	2,686,814
Mitsui Chemicals Inc.	238,000	1,217,009
Mitsui Fudosan Co. Ltd.	51,000	1,120,701
Mitsui OSK Lines Ltd.	238,000	728,070
Mizuho Financial Group Inc.	2,641,800	4,825,249
MS&AD Insurance Group Holdings Inc.	67,700	2,205,853
Murata Manufacturing Co. Ltd.	23,800	3,190,912
Nabtesco Corp.	24,100	683,197
NEC Corp.	342,000	849,861
Nidec Corp.	23,800	2,182,076
Nikon Corp.	47,600	678,963
Nintendo Co. Ltd.	13,500	3,396,497
Nippon Building Fund Inc.	256	1,361,873
Nippon Steel & Sumitomo Metal Corp.	95,286	2,146,008
Nippon Telegraph & Telephone Corp.	71,400	3,054,693
Nissan Motor Co. Ltd.	261,800	2,486,008
Nisshin Seifun Group Inc.	86,525	1,326,556
Nissin Foods Holdings Co. Ltd.	23,800	1,362,196
Nitto Denko Corp.	24,100	1,813,716
Nomura Holdings Inc.	405,600	2,434,255
Nomura Real Estate Holdings Inc.	24,100	407,108
Nomura Real Estate Master Fund Inc.	952	1,372,445
NSK Ltd.	71,400	973,607
NTT DOCOMO Inc.	166,600	4,017,411

Security	Shares	Value
Olympus Corp.	47,600	$1,831,919
Omron Corp.	23,800	996,026
Ono Pharmaceutical Co. Ltd.	72,900	1,502,210
Oriental Land Co. Ltd./Japan	23,800	1,366,466
ORIX Corp.	166,600	2,542,268
Osaka Gas Co. Ltd.	238,000	890,979
Otsuka Holdings Co. Ltd.	47,600	2,189,335
Panasonic Corp.	261,800	3,124,831
Rakuten Inc.	119,000	1,218,077
Recruit Holdings Co. Ltd.	47,600	2,404,127
Resona Holdings Inc.	309,400	1,720,338
Santen Pharmaceutical Co. Ltd.	71,400	1,003,712
SBI Holdings Inc./Japan	40,600	562,725
Secom Co. Ltd.	24,100	1,748,207
Sekisui House Ltd.	71,400	1,184,662
Seven & I Holdings Co. Ltd.	95,200	4,022,535
Shimano Inc.	8,000	1,222,212
Shin-Etsu Chemical Co. Ltd.	47,600	4,135,269
Shionogi & Co. Ltd.	23,800	1,224,055
Shiseido Co. Ltd.	47,600	1,287,895
Showa Shell Sekiyu KK	71,400	689,852
SMC Corp./Japan	3,200	901,121
SoftBank Group Corp.	119,000	9,012,272
Sompo Holdings Inc.	23,800	898,025
Sony Corp.	142,800	4,815,513
Stanley Electric Co. Ltd.	47,600	1,392,088
Start Today Co. Ltd.	47,600	1,016,309
Subaru Corp.	71,400	2,697,917
Sumitomo Chemical Co. Ltd.	238,000	1,342,980
Sumitomo Corp.	128,600	1,717,243
Sumitomo Dainippon Pharma Co. Ltd.	47,600	780,594
Sumitomo Electric Industries Ltd.	95,200	1,551,366
Sumitomo Heavy Industries Ltd.	238,000	1,658,976
Sumitomo Mitsui Financial Group Inc.	166,600	6,163,617
Sumitomo Mitsui Trust Holdings Inc.	47,600	1,629,938
Sumitomo Rubber Industries Ltd.	23,800	427,875
Suzuki Motor Corp.	47,600	1,986,500
Sysmex Corp.	23,800	1,447,600
T&D Holdings Inc.	95,200	1,412,158
Taisei Corp.	238,000	1,814,838
Taiyo Nippon Sanso Corp.	40,600	484,782

310

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2017

Security	Shares	Value
Takeda Pharmaceutical Co. Ltd.	95,200	$4,562,289
TDK Corp.	24,100	1,491,792
Terumo Corp.	48,200	1,757,720
Tohoku Electric Power Co. Inc.	71,400	951,829
Tokio Marine Holdings Inc.	71,400	3,005,372
Tokyo Electric Power Co. Holdings Inc.[a]	214,200	832,050
Tokyo Electron Ltd.	24,100	2,803,055
Tokyo Gas Co. Ltd.	238,000	1,104,916
Tokyu Corp.	68,000	486,804
Tokyu Fudosan Holdings Corp.	142,800	778,886
Toray Industries Inc.	238,000	2,105,426
Toshiba Corp.[a,b]	477,000	964,527
Toyo Seikan Group Holdings Ltd.	71,400	1,194,590
Toyo Suisan Kaisha Ltd.	23,800	892,473
Toyota Industries Corp.	23,900	1,187,817
Toyota Motor Corp.	285,600	15,462,420
Toyota Tsusho Corp.	47,600	1,500,978
Unicharm Corp.	71,400	1,734,878
United Urban Investment Corp.	714	1,079,295
USS Co. Ltd.	71,400	1,261,846
West Japan Railway Co.	23,800	1,589,371
Yahoo Japan Corp.	223,600	956,824
Yakult Honsha Co. Ltd.	23,800	1,353,656
Yamada Denki Co. Ltd.	147,200	772,513
Yamaha Motor Co. Ltd.	47,600	1,127,762
Yamato Holdings Co. Ltd.	71,400	1,542,719
Yokogawa Electric Corp.	47,600	734,903

		340,428,049
MALAYSIA — 0.59%
Alliance Financial Group Bhd	595,000	566,079
Axiata Group Bhd[b]	309,400	367,061
British American Tobacco Malaysia Bhd	23,800	249,130
CIMB Group Holdings Bhd	547,400	723,814
DiGi.Com Bhd[b]	452,200	535,432
Genting Bhd	261,800	593,437
Genting Malaysia Bhd	238,000	321,829
Hong Leong Bank Bhd	95,200	302,640
Hong Leong Financial Group Bhd	71,400	277,639
IHH Healthcare Bhd[b]	285,600	406,590
IOI Corp. Bhd	393,500	416,071
IOI Properties Group Bhd[b]	822,018	391,978
Kuala Lumpur Kepong Bhd	71,400	403,301

Security	Shares	Value
Malayan Banking Bhd	309,400	$682,804
Malaysia Airports Holdings Bhd	238,000	416,678
Maxis Bhd[b]	261,800	384,769
Petronas Chemicals Group Bhd	261,800	440,253
Petronas Dagangan Bhd	47,600	263,823
Petronas Gas Bhd	142,800	607,912
PPB Group Bhd	71,400	277,968
Public Bank Bhd	286,640	1,317,976
RHB Bank Bhd	185,995	235,654
RHB Bank Bhd New[a]	141,000	—
Sapura Energy Bhd	666,400	307,026
Sime Darby Bhd	238,000	511,527
Tenaga Nasional Bhd	380,800	1,222,841
YTL Corp. Bhd	476,053	161,207

		12,385,439
MEXICO — 0.85%
Alfa SAB de CV	476,000	648,871
America Movil SAB de CV	3,474,800	2,649,437
Cemex SAB de CV CPO[a]	1,959,527	1,788,358
Fibra Uno Administracion SA de CV	302,500	524,098
Fomento Economico Mexicano SAB de CV	238,000	2,124,571
Gentera SAB de CV	309,400	514,532
Grupo Aeroportuario del Sureste SAB de CV Series B	71,400	1,343,969
Grupo Financiero Banorte SAB de CV	318,000	1,825,617
Grupo Financiero Inbursa SAB de CV Series O	404,600	677,753
Grupo Financiero Santander Mexico SAB de CV Series B	285,600	514,683
Grupo Mexico SAB de CV Series B	380,829	1,111,117
Grupo Televisa SAB	285,600	1,374,444
Industrias Penoles SAB de CV	16,660	402,196
Kimberly-Clark de Mexico SAB de CV Series A	404,600	856,626
Wal-Mart de Mexico SAB de CV	737,800	1,652,277

		18,008,549
NETHERLANDS — 2.45%
ABN AMRO Group NVc	28,560	749,520
Aegon NV	251,566	1,281,778
AerCap Holdings NVa,b	18,564	854,130

311

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2017

Security	Shares	Value
Akzo Nobel NV	37,366	$3,266,569
Altice NV Class Aa,b	36,890	916,108
Altice NV Class Ba	19,403	482,373
ASML Holding NV	43,869	5,797,028
Gemalto NV	9,758	546,387
Heineken NV	28,322	2,524,355
ING Groep NV	459,816	7,483,208
Koninklijke Ahold Delhaize NV	174,298	3,610,030
Koninklijke DSM NV	27,374	1,957,551
Koninklijke KPN NV	408,884	1,182,150
Koninklijke Philips NV	119,751	4,149,418
NXP Semiconductors NVa	30,227	3,196,505
RELX NV	133,272	2,576,721
Unilever NV CVA	187,710	9,841,163
Wolters Kluwer NV	34,034	1,445,021

		51,860,015
NEW ZEALAND — 0.11%
Auckland International Airport Ltd.	232,526	1,101,521
Fletcher Building Ltd.	79,732	468,027
Spark New Zealand Ltd.	267,851	679,485

		2,249,033
NORWAY — 0.42%
DNB ASA	115,430	1,806,941
Gjensidige Forsikring ASA	38,961	599,890
Norsk Hydro ASA	179,690	1,027,819
Orkla ASA	91,392	829,479
Schibsted ASA	17,374	433,006
Statoil ASA	134,051	2,217,362
Telenor ASA	65,212	1,056,607
Yara International ASA	24,532	914,097

		8,885,201
PERU — 0.08%
Credicorp Ltd.	10,724	1,647,850
Southern Copper Corp.	2,238	79,158

		1,727,008
PHILIPPINES — 0.26%
Ayala Land Inc.	1,451,800	1,025,689
Bank of the Philippine Islands	603,595	1,266,021
JG Summit Holdings Inc.	333,200	561,502
Jollibee Foods Corp.	283,390	1,191,072
Metropolitan Bank & Trust Co.	847,318	1,432,970

		5,477,254

Security	Shares	Value
POLAND — 0.30%
Alior Bank SAa	36,384	$699,238
Bank Millennium SAa	188,566	336,204
Bank Pekao SA	11,900	430,935
Bank Zachodni WBK SA	3,824	350,950
Cyfrowy Polsat SAa	118,824	743,645
KGHM Polska Miedz SA	14,280	452,919
mBank SAa	2,944	328,443
Orange Polska SA	91,154	108,740
Polski Koncern Naftowy ORLEN SA	44,381	1,326,444
Polskie Gornictwo Naftowe i Gazownictwo SA	191,167	326,066
Powszechna Kasa Oszczednosci Bank Polski SAa	84,966	772,558
Powszechny Zaklad Ubezpieczen SA	45,220	498,664

		6,374,806
PORTUGAL — 0.11%
Banco Espirito Santo SA Registered[a]	1	—
EDP - Energias de Portugal SA	259,945	857,693
Galp Energia SGPS SA	48,569	754,729
Jeronimo Martins SGPS SA	43,836	804,338

		2,416,760
QATAR — 0.19%
Ezdan Holding Group QSC	127,416	527,678
Masraf Al Rayan QSC	120,805	1,386,771
Ooredoo QSC	15,629	445,525
Qatar National Bank QPSC	43,316	1,720,125

		4,080,099
RUSSIA — 0.86%
Gazprom PJSC ADR	629,542	2,990,324
Lukoil PJSC ADR	55,456	2,747,845
Magnit PJSC GDR[d]	43,792	1,530,530
MMC Norilsk Nickel PJSC ADR	77,892	1,198,758
Mobile TeleSystems PJSC ADR	94,724	977,552
Novatek PJSC GDR[d]	13,407	1,624,928
Rosneft Oil Co. PJSC GDR	98,108	543,028
RusHydro PJSC ADR	280,695	428,060
Sberbank of Russia PJSC ADR	252,385	3,000,858
Sistema PJSC FC GDR[d]	49,028	412,325
Surgutneftegas OJSC ADR	194,697	953,412

312

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2017

Security	Shares	Value
Tatneft PJSC ADR	26,212	$1,025,938
VTB Bank PJSC GDR[d]	286,756	662,693

		18,096,251
SINGAPORE — 0.85%
Ascendas REIT	525,316	962,159
CapitaLand Commercial Trust	499,800	581,080
CapitaLand Ltd.	261,900	704,546
CapitaLand Mall Trust	214,200	301,906
ComfortDelGro Corp. Ltd.[b]	238,000	466,567
DBS Group Holdings Ltd.	191,800	2,655,312
Genting Singapore PLC	1,431,400	1,141,884
Global Logistic Properties Ltd.	476,000	980,811
Golden Agri-Resources Ltd.	714,000	183,902
Hutchison Port Holdings Trust[b]	834,300	337,892
Keppel Corp. Ltd.	214,200	997,669
Oversea-Chinese Banking Corp. Ltd.	325,275	2,280,672
SembCorp Industries Ltd.[b]	95,200	206,379
Singapore Airlines Ltd.[b]	119,000	872,684
Singapore Telecommunications Ltd.	928,200	2,483,700
Suntec REIT	380,800	482,232
United Overseas Bank Ltd.[b]	119,000	1,856,049
Wilmar International Ltd.	190,400	483,594

		17,979,038
SOUTH AFRICA — 1.58%
Anglo American Platinum Ltd.[a]	9,047	223,110
AngloGold Ashanti Ltd.	58,880	665,140
Aspen Pharmacare Holdings Ltd.	54,761	1,134,315
Bid Corp. Ltd.	38,318	810,637
Bidvest Group Ltd. (The)	44,268	527,594
Brait SEa	49,893	318,063
FirstRand Ltd.	365,806	1,362,505
Foschini Group Ltd. (The)	47,600	567,697
Gold Fields Ltd.	127,816	417,816
Growthpoint Properties Ltd.	716,986	1,372,499
Impala Platinum Holdings Ltd.[a]	77,646	249,175
Imperial Holdings Ltd.	28,084	354,603
Investec Ltd.	57,358	429,207
MMI Holdings Ltd./South Africa	238,796	415,903
Mr. Price Group Ltd.	53,550	628,576
MTN Group Ltd.	178,262	1,684,890
Naspers Ltd. Class N	50,368	9,553,502

Security	Shares	Value
PSG Group Ltd.	20,468	$386,994
Rand Merchant Investment Holdings Ltd.	198,492	622,153
Redefine Properties Ltd.	1,795,750	1,475,913
Remgro Ltd.	64,399	1,067,434
RMB Holdings Ltd.	138,278	633,752
Sappi Ltd.	103,530	768,135
Sasol Ltd.	64,022	1,961,261
Shoprite Holdings Ltd.	45,458	712,587
Sibanye Gold Ltd.	94,010	190,004
Standard Bank Group Ltd.	147,560	1,635,715
Steinhoff International Holdings NV Class H	278,319	1,416,159
Tiger Brands Ltd.	22,372	675,234
Truworths International Ltd.	89,762	580,339
Woolworths Holdings Ltd./South Africa	121,384	657,539

		33,498,451
SOUTH KOREA — 3.33%
AmorePacific Corp.	5,712	1,465,774
AmorePacific Group	6,902	797,621
BGF retail Co. Ltd.	4,284	412,249
BNK Financial Group Inc.	26,017	218,580
Celltrion Inc.[a]	10,420	820,487
CJ CheilJedang Corp.	1,681	503,753
CJ Corp.	2,380	391,124
Coway Co. Ltd.	5,950	525,508
Daelim Industrial Co. Ltd.	2,628	185,454
DGB Financial Group Inc.	18,393	188,310
Dongbu Insurance Co. Ltd.	5,236	312,899
E-MART Inc.	1,918	387,679
GS Engineering & Construction Corp.[a]	5,328	146,556
GS Holdings Corp.	9,450	492,473
Hana Financial Group Inc.	32,493	1,119,365
Hankook Tire Co. Ltd.	8,118	420,204
Hanmi Pharm Co. Ltd.[a]	1,049	284,398
Hanmi Science Co. Ltd.[a]	4,046	215,829
Hanssem Co. Ltd.	2,618	506,160
Hyosung Corp.	2,156	272,839
Hyundai Department Store Co. Ltd.	1,666	158,123
Hyundai Development Co. Engineering & Construction	5,863	230,316

313

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2017

Security	Shares	Value
Hyundai Engineering & Construction Co. Ltd.	7,854	$335,101
Hyundai Glovis Co. Ltd.	2,618	333,606
Hyundai Heavy Industries Co. Ltd.[a]	4,998	724,730
Hyundai Marine & Fire Insurance Co. Ltd.	6,680	215,446
Hyundai Mobis Co. Ltd.	7,378	1,439,420
Hyundai Motor Co.	15,470	1,957,712
Hyundai Steel Co.	6,426	310,034
Industrial Bank of Korea	30,702	337,266
Kakao Corp.	4,522	359,248
Kangwon Land Inc.	21,182	672,932
KB Financial Group Inc.	43,388	1,910,307
Kia Motors Corp.	27,608	845,539
Korea Aerospace Industries Ltd. Class A	7,150	400,888
Korea Electric Power Corp.	27,852	1,110,017
Korea Gas Corp.[a]	10,543	431,764
Korea Investment Holdings Co. Ltd.	11,662	525,758
Korea Zinc Co. Ltd.	1,190	444,982
KT Corp.	25,110	710,556
KT&G Corp.	12,598	1,123,734
LG Chem Ltd.	5,002	1,204,454
LG Corp.	11,900	706,951
LG Display Co. Ltd.	25,466	657,967
LG Electronics Inc.	11,424	693,733
LG Household & Health Care Ltd.	1,428	1,086,781
LG Uplus Corp.	51,646	655,844
Lotte Chemical Corp.	2,618	786,849
Lotte Confectionery Co. Ltd.[b]	2,380	428,772
Lotte Shopping Co. Ltd.	1,428	329,423
Mirae Asset Daewoo Co. Ltd.	57,432	450,210
NAVER Corp.	2,870	2,017,752
NCsoft Corp.	1,904	602,373
OCI Co. Ltd.[b]	3,570	247,538
Orion Corp./Republic of Korea	476	282,781
POSCO	6,983	1,641,579
S-1 Corp.	4,046	347,034
S-Oil Corp.	6,426	563,030
Samsung C&T Corp.	7,678	833,318
Samsung Electro-Mechanics Co. Ltd.	5,953	382,428

Security	Shares	Value
Samsung Electronics Co. Ltd.	10,724	$21,025,788
Samsung Fire & Marine Insurance Co. Ltd.	3,332	784,758
Samsung Life Insurance Co. Ltd.	8,092	778,692
Samsung SDI Co. Ltd.	5,950	718,978
Samsung SDS Co. Ltd.	4,046	488,905
Samsung Securities Co. Ltd.	6,241	189,769
Shinhan Financial Group Co. Ltd.	46,789	1,955,195
SK Holdings Co. Ltd.	5,712	1,217,295
SK Hynix Inc.	64,042	3,039,167
SK Innovation Co. Ltd.	6,902	1,037,211
SK Telecom Co. Ltd.	2,380	500,932
Woori Bank	33,341	438,042
Yuhan Corp.	952	194,098

		70,532,388
SPAIN — 2.36%
Abertis Infraestructuras SA	63,008	1,108,093
ACS Actividades de Construccion y Servicios SA	40,982	1,518,668
Aena SAc	6,189	1,091,801
Amadeus IT Group SA	60,599	3,266,469
Banco Bilbao Vizcaya Argentaria SA	695,297	5,564,246
Banco de Sabadell SA	631,343	1,214,126
Banco Popular Espanol SAa,b	551,734	386,922
Banco Santander SA	1,585,962	10,339,746
Bankia SA	732,882	889,052
CaixaBank SA	395,556	1,795,758
Distribuidora Internacional de Alimentacion SAb	95,060	565,713
Ferrovial SA	84,015	1,787,220
Gas Natural SDG SA	24,293	549,182
Grifols SA	31,185	837,257
Iberdrola SA	643,184	4,624,008
Industria de Diseno Textil SA	124,712	4,781,698
International Consolidated Airlines Group SA	115,668	838,619
Red Electrica Corp. SA	32,732	638,019
Repsol SA	145,031	2,295,534
Telefonica SA	463,863	5,129,529
Zardoya Otis SA	88,096	816,382

		50,038,042

314

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2017

Security	Shares	Value
SWEDEN — 2.04%
Alfa Laval AB	74,970	$1,538,380
Assa Abloy AB Class B	118,524	2,568,636
Atlas Copco AB Class A	98,084	3,668,679
Electrolux AB Class B	44,030	1,308,250
Getinge AB Class B	40,740	796,415
Hennes & Mauritz AB Class B	111,622	2,765,717
Hexagon AB Class B	28,084	1,223,291
Husqvarna AB Class B	177,388	1,763,904
Investor AB Class B	53,788	2,459,543
Lundin Petroleum ABa	31,654	604,496
Millicom International Cellular SA SDR	10,290	564,772
Nordea Bank AB	313,684	3,861,358
Sandvik AB	172,074	2,763,351
Securitas AB Class B	95,061	1,571,682
Skandinaviska Enskilda Banken AB Class A	134,946	1,554,467
Skanska AB Class B	76,654	1,834,370
Svenska Cellulosa AB SCA Class B	56,563	1,874,191
Svenska Handelsbanken AB Class A	148,059	2,101,800
Swedbank AB Class A	83,300	1,974,598
Tele2 AB Class B	65,470	659,521
Telefonaktiebolaget LM Ericsson Class B	322,728	2,081,105
Telia Co. AB	268,226	1,093,526
Volvo AB Class B	151,130	2,473,092

		43,105,144
SWITZERLAND — 6.08%
ABB Ltd. Registered	214,438	5,247,586
Actelion Ltd.[a]	11,662	3,300,787
Adecco Group AG Registered	19,424	1,441,995
Aryzta AG	10,948	355,347
Barry Callebaut AG Registered	937	1,285,792
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	238	1,337,697
Cie. Financiere Richemont SA Class A Registered	60,772	5,076,289
Credit Suisse Group AG Registered	206,680	3,141,362

Security	Shares	Value
Dufry AG Registered[a]	3,570	$584,570
Galenica AG Registered	476	516,908
Geberit AG Registered	5,426	2,470,303
Givaudan SA Registered	879	1,692,745
Julius Baer Group Ltd.	34,534	1,798,772
Kuehne + Nagel International AG Registered	13,103	1,979,699
LafargeHolcim Ltd. Registered	52,099	2,951,814
Lonza Group AG Registered	6,160	1,259,290
Nestle SA Registered	339,498	26,141,465
Novartis AG Registered	246,092	18,924,449
Partners Group Holding AG	2,815	1,700,962
Roche Holding AG	77,588	20,288,469
SGS SA Registered	476	1,070,635
Sonova Holding AG Registered	6,426	949,585
Swatch Group AG (The) Bearer[b]	4,364	1,746,126
Swiss Life Holding AG Registered	4,124	1,341,455
Swiss Prime Site AG Registered	7,689	666,207
Swiss Re AG	40,460	3,519,851
Swisscom AG Registered	2,856	1,245,170
Syngenta AG Registered[a]	11,187	5,196,513
UBS Group AG	422,796	7,220,385
Zurich Insurance Group AG	15,412	4,263,865

		128,716,093
TAIWAN — 2.87%
Acer Inc.	1,247,792	589,342
Advanced Semiconductor Engineering Inc.	736,525	926,424
Asia Cement Corp.	492,440	486,385
AU Optronics Corp.	1,756,000	733,340
Cathay Financial Holding Co. Ltd.	1,034,318	1,659,242
Chang Hwa Commercial Bank Ltd.	1,093,926	634,507
China Development Financial Holding Corp.	2,156,000	594,542
China Steel Corp.	1,232,288	988,412
Chunghwa Telecom Co. Ltd.	476,000	1,609,227
Compal Electronics Inc.	714,000	478,035
CTBC Financial Holding Co. Ltd.	2,102,036	1,313,294
Delta Electronics Inc.	238,000	1,341,023
E.Sun Financial Holding Co. Ltd.	1,046,941	633,279
Far EasTone Telecommunications Co. Ltd.	476,000	1,172,212
First Financial Holding Co. Ltd.	1,687,020	1,028,841

315

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2017

Security	Shares	Value
Formosa Chemicals & Fibre Corp.	243,340	$748,465
Formosa Petrochemical Corp.	238,000	832,223
Formosa Plastics Corp.	244,960	736,398
Fubon Financial Holding Co. Ltd.	476,000	746,240
Highwealth Construction Corp.	223,080	376,347
Hon Hai Precision Industry Co. Ltd.	2,029,722	6,646,665
HTC Corp.[a]	281,000	674,303
Hua Nan Financial Holdings Co. Ltd.	2,003,445	1,122,211
Innolux Corp.	1,258,688	588,230
Largan Precision Co. Ltd.	5,000	831,096
MediaTek Inc.	60,000	431,540
Mega Financial Holding Co. Ltd.	1,025,195	824,003
Nan Ya Plastics Corp.	479,840	1,156,222
Pegatron Corp.	476,000	1,402,552
Quanta Computer Inc.	476,000	986,046
Shin Kong Financial Holding Co. Ltd.[a]	1,047,149	279,392
Siliconware Precision Industries Co. Ltd.	240,218	389,336
SinoPac Financial Holdings Co. Ltd.	2,173,632	664,243
Synnex Technology International Corp.	249,750	270,685
Taishin Financial Holding Co. Ltd.	1,641,707	677,447
Taiwan Business Bank	3,324,074	918,855
Taiwan Cement Corp.	476,000	553,764
Taiwan Cooperative Financial Holding Co. Ltd.	2,676,989	1,361,963
Taiwan Mobile Co. Ltd.	476,000	1,759,106
Taiwan Semiconductor Manufacturing Co. Ltd.	2,856,000	18,411,455
Uni-President Enterprises Corp.	565,972	1,044,866
United Microelectronics Corp.	2,142,000	855,494
Vanguard International Semiconductor Corp.	485,000	925,922
Yuanta Financial Holding Co. Ltd.	939,067	401,510

		60,804,684
THAILAND — 0.50%
Advanced Info Service PCL NVDR	95,200	481,642
Airports of Thailand PCL NVDR	714,000	830,833
BEC World PCL NVDR[b]	382,200	206,624
Berli Jucker PCL NVDR	261,800	329,237

Security	Shares	Value
BTS Group Holdings PCL NVDR	1,808,800	$444,487
Central Pattana PCL NVDR	238,000	412,836
Charoen Pokphand Foods PCL NVDR	699,600	541,032
CP ALL PCL NVDR	766,800	1,352,264
Glow Energy PCL NVDR	270,800	641,966
Indorama Ventures PCL NVDR	436,288	463,532
Minor International PCL NVDR[b]	313,320	337,414
PTT Exploration & Production PCL NVDR	151,199	425,097
PTT Global Chemical PCL NVDR	238,601	517,348
PTT PCL NVDR	71,500	804,091
Siam Cement PCL (The) NVDR	47,900	742,249
Siam Commercial Bank PCL (The) NVDR	238,000	1,073,374
Thai Oil PCL NVDR	176,600	398,231
TMB Bank PCL NVDR	6,735,400	443,964
True Corp. PCL NVDR	1,072,434	203,077

		10,649,298
TURKEY — 0.25%
Akbank TAS	143,514	384,050
Anadolu Efes Biracilik ve Malt Sanayii AS	60,740	342,178
Arcelik AS	138,060	920,724
BIM Birlesik Magazalar AS	37,898	619,058
Coca-Cola Icecek AS	20,230	205,616
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	458,440	380,555
Haci Omer Sabanci Holding AS	58,786	175,014
KOC Holding AS	46,042	216,363
Tupras Turkiye Petrol Rafinerileri AS	22,640	570,181
Turk Hava Yollari AOa,b	96,668	164,842
Turk Telekomunikasyon AS	100,488	180,405
Turkiye Garanti Bankasi AS	218,722	590,234
Turkiye Halk Bankasi AS	58,310	193,287
Turkiye Is Bankasi Class C	92,616	182,691
Ulker Biskuvi Sanayi AS	35,938	204,074

		5,329,272
UNITED ARAB EMIRATES — 0.17%
Abu Dhabi Commercial Bank PJSC	307,396	579,140
Aldar Properties PJSC	823,507	484,284

316

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2017

Security	Shares	Value
DP World Ltd.	26,758	$546,933
Emaar Properties PJSC	598,729	1,186,699
Emirates Telecommunications Group Co. PJSC	175,651	834,498

		3,631,554
UNITED KINGDOM — 12.44%
3i Group PLC	120,708	1,239,177
Anglo American PLC[a]	169,218	2,422,413
Ashtead Group PLC	63,546	1,340,888
Associated British Foods PLC	30,940	1,124,804
AstraZeneca PLC	138,992	8,339,193
Auto Trader Group PLC[c]	126,140	654,570
Aviva PLC	448,397	3,042,695
BAE Systems PLC	304,640	2,471,182
Barclays PLC	1,854,258	5,091,763
Barratt Developments PLC	117,572	881,470
Berkeley Group Holdings PLC	14,280	601,907
BHP Billiton PLC	234,906	3,570,938
BP PLC	2,014,432	11,532,306
British American Tobacco PLC	214,676	14,483,986
British Land Co. PLC (The)	108,611	922,484
BT Group PLC	1,011,500	3,988,043
Bunzl PLC	71,431	2,225,325
Burberry Group PLC	53,312	1,113,214
Capita PLC	129,044	928,246
Carnival PLC	32,300	1,991,622
Centrica PLC	648,851	1,661,273
Coca-Cola HBC AGa	29,274	811,245
Compass Group PLC	231,574	4,667,749
Diageo PLC	289,408	8,411,380
Experian PLC	159,222	3,417,431
Fresnillo PLC	33,480	628,930
G4S PLC	276,112	1,089,878
GlaxoSmithKline PLC	539,070	10,810,036
Glencore PLC[a]	1,346,427	5,289,400
HSBC Holdings PLC	2,166,514	17,840,630
Imperial Brands PLC	122,570	5,997,303
InterContinental Hotels Group PLC	39,436	2,089,792
ITV PLC	517,412	1,405,743
J Sainsbury PLC	221,340	788,632
Johnson Matthey PLC	38,501	1,483,860
Kingfisher PLC	250,138	1,104,501
Land Securities Group PLC	85,775	1,227,344
Legal & General Group PLC	925,106	2,945,462

Security	Shares	Value
Lloyds Banking Group PLC	6,786,808	$6,076,058
London Stock Exchange Group PLC	44,351	1,941,135
Marks & Spencer Group PLC	257,806	1,222,745
Mediclinic International PLC	42,364	449,977
National Grid PLC	492,660	6,373,788
Next PLC	24,161	1,345,669
Old Mutual PLC	681,937	1,711,576
Pearson PLC	97,704	807,725
Persimmon PLC	53,097	1,600,576
Petrofac Ltd.	39,270	413,811
Prudential PLC	317,492	7,048,559
Randgold Resources Ltd.	12,866	1,132,718
Reckitt Benckiser Group PLC	80,968	7,448,938
RELX PLC	134,998	2,735,076
Rio Tinto PLC	133,280	5,279,836
Rolls-Royce Holdings PLC	203,966	2,142,713
Royal Bank of Scotland Group PLC[a]	396,032	1,359,820
Royal Dutch Shell PLC Class A	456,831	11,835,276
Royal Dutch Shell PLC Class B	433,336	11,506,897
Sage Group PLC (The)	252,106	2,185,286
Shire PLC	99,722	5,853,425
Sky PLC	115,192	1,478,374
Smith & Nephew PLC	146,846	2,412,771
SSE PLC	134,232	2,415,647
Standard Chartered PLC[a]	368,908	3,442,105
Standard Life PLC	266,225	1,253,375
Tate & Lyle PLC	71,638	701,137
Taylor Wimpey PLC	370,591	958,904
Tesco PLC[a]	966,534	2,291,455
TUI AG	49,984	726,208
Unilever PLC	150,178	7,717,308
United Utilities Group PLC	79,861	1,005,822
Vedanta Ltd. ADR	159,222	2,420,174
Vodafone Group PLC	2,957,150	7,615,279
Weir Group PLC (The)	32,606	839,884
Wm Morrison Supermarkets PLC	298,048	925,053
Wolseley PLC	43,078	2,733,105
Worldpay Group PLC[c]	128,996	500,666
WPP PLC	185,176	3,960,115

		263,505,801

TOTAL COMMON STOCKS
(Cost: $2,156,740,587)		2,074,820,185

317

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2017

Security	Shares	Value
PREFERRED STOCKS — 1.38%

BRAZIL — 0.77%
Banco Bradesco SA, Preference Shares	381,373	$3,983,266
Centrais Eletricas Brasileiras SA Class B, Preference Shares	71,400	511,148
Cia. Brasileira de Distribuicao, Preference Shares	23,800	533,841
Cia. Energetica de Minas Gerais, Preference Shares	111,600	309,806
Cia. Paranaense de Energia Class B, Preference Shares	34,700	316,431
Gerdau SA, Preference Shares	142,800	437,489
Itau Unibanco Holding SA, Preference Shares	335,397	4,116,446
Itausa-Investimentos Itau SA, Preference Shares	471,935	1,459,121
Lojas Americanas SA, Preference Shares	91,300	480,646
Petroleo Brasileiro SA, Preference Shares	452,200	1,974,876
Telefonica Brasil SA, Preference Shares	29,900	442,032
Vale SA, Preference Shares	214,200	1,758,438

		16,323,540
CHILE — 0.02%
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	11,014	390,310

		390,310
COLOMBIA — 0.06%
Bancolombia SA, Preference Shares	132,695	1,290,578

		1,290,578
GERMANY — 0.36%
Henkel AG & Co. KGaA, Preference Shares	27,905	3,798,393
Porsche Automobil Holding SE, Preference Shares	17,228	1,007,622
Volkswagen AG, Preference Shares	17,944	2,844,064

		7,650,079

Security	Shares	Value
ITALY — 0.02%
Telecom Italia SpA/Milano, Preference Shares	629,760	$449,527

		449,527
SOUTH KOREA — 0.15%
Hyundai Motor Co., Preference Shares	1,904	154,442
Hyundai Motor Co. Series 2, Preference Shares	4,284	373,848
Samsung Electronics Co. Ltd., Preference Shares	1,666	2,566,568

		3,094,858
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC, Preference Shares[a]	14,481,586	18,736

		18,736

TOTAL PREFERRED STOCKS (Cost: $22,848,456)		29,217,628

RIGHTS — 0.00%

CHINA — 0.00%
Bank of Communications Co. Ltd. (Expires 05/31/17)[a]	1,977	—

		—

TOTAL RIGHTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 1.76%

MONEY MARKET FUNDS — 1.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	35,834,849	35,849,183
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	1,532,932	1,532,932

		37,382,115

TOTAL SHORT-TERM INVESTMENTS (Cost: $37,371,997)		37,382,115

318

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2017

Value

TOTAL INVESTMENTS IN SECURITIES — 101.11% (Cost: $2,216,961,040)[h]	$2,141,419,928
Other Assets, Less Liabilities — (1.11)%	(23,605,268)

NET ASSETS — 100.00%	$2,117,814,660

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $2,253,726,523. Net unrealized depreciation was $112,306,595, of which $194,566,606 represented gross unrealized appreciation on securities and $306,873,201 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2		Level 3	Total
Investments:
Assets:
Common stocks	$2,073,033,295	$1,786,887		$3	$2,074,820,185
Preferred stocks	29,198,892	18,736		—	29,217,628
Rights	—	0	[a]	—	0	[a]
Money market funds	37,382,115	—		—	37,382,115

Total	$2,139,614,302	$1,805,623		$3	$2,141,419,928

[a]	Rounds to less than $1.

319

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.90%

AUSTRALIA — 2.40%
Amcor Ltd./Australia	13,320	$156,493
AMP Ltd.	31,464	126,123
APA Group	63,648	436,008
Aristocrat Leisure Ltd.	7,200	105,752
Aurizon Holdings Ltd.	13,968	53,797
Australia & New Zealand Banking Group Ltd.	27,216	666,780
Brambles Ltd.	21,672	167,585
Caltex Australia Ltd.	15,336	342,580
Commonwealth Bank of Australia	15,996	1,045,532
Crown Resorts Ltd.	3,960	37,019
CSL Ltd.	3,816	378,270
Dexus Property Group	18,144	138,404
Domino’s Pizza Enterprises Ltd.	864	39,492
Fortescue Metals Group Ltd.	47,232	187,562
Goodman Group	39,960	242,360
GPT Group (The)	38,376	150,672
Insurance Australia Group Ltd.	17,784	82,592
LendLease Group	8,712	104,440
Macquarie Group Ltd.	3,384	235,357
Medibank Pvt Ltd.	25,056	54,528
Mirvac Group	80,208	136,163
National Australia Bank Ltd.	25,346	644,470
Newcrest Mining Ltd.	8,352	132,166
Oil Search Ltd.	30,888	166,779
QBE Insurance Group Ltd.	14,760	142,062
Scentre Group	63,072	203,296
Seek Ltd.	4,320	55,051
Sonic Healthcare Ltd.	3,672	60,661
Stockland	44,280	160,607
Suncorp Group Ltd.	11,376	117,404
Sydney Airport	39,024	201,078
Tatts Group Ltd.	28,872	92,845
Telstra Corp. Ltd.	54,144	170,874
Transurban Group	46,656	425,678
Treasury Wine Estates Ltd.	12,240	109,844
Vocus Group Ltd.	20,808	52,441
Wesfarmers Ltd.	9,576	307,941
Westfield Corp.	26,280	178,454
Westpac Banking Corp.	31,770	832,997
Woolworths Ltd.	9,072	182,367

		9,124,524

Security	Shares	Value
AUSTRIA — 0.06%
Erste Group Bank AG	3,960	$141,528
Raiffeisen Bank International AGa	3,096	70,563

		212,091
BELGIUM — 0.40%
Ageas	3,024	123,816
Anheuser-Busch InBev SA/NV	7,632	859,343
Colruyt SA	2,016	103,499
KBC Group NV	2,376	171,489
UCB SA	1,872	145,876
Umicore SA	2,016	117,999

		1,522,022
BRAZIL — 0.62%
AES Tiete Energia SA	21,600	91,092
Ambev SA	36,000	205,502
Banco Bradesco SA	7,200	73,265
Banco do Brasil SA	14,400	147,881
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	14,400	85,577
CCR SA	21,600	119,520
Cielo SA	17,336	130,611
Cosan SA Industria e Comercio	28,800	334,115
CPFL Energia SA	8,084	65,707
Equatorial Energia SA	7,200	129,401
Kroton Educacional SA	14,400	67,300
Ultrapar Participacoes SA	36,000	792,522
Vale SA	14,400	123,661

		2,366,154
CANADA — 3.48%
Agnico Eagle Mines Ltd.	5,184	247,390
Alimentation Couche-Tard Inc. Class B	3,816	175,213
AltaGas Ltd.	13,464	301,224
Bank of Montreal	3,888	274,859
Bank of Nova Scotia (The)	9,432	523,441
Barrick Gold Corp.	8,784	146,603
BCE Inc.	1,584	72,000
Bombardier Inc. Class Ba	27,216	41,999
Brookfield Asset Management Inc. Class A	7,632	281,658
Cameco Corp.	43,344	414,959
Canadian Imperial Bank of Commerce	2,160	174,168
Canadian National Railway Co.	6,264	452,036

320

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2017

Security	Shares	Value
Canadian Pacific Railway Ltd.	864	$132,169
Canadian Tire Corp. Ltd. Class A	432	52,637
CCL Industries Inc. Class B	720	166,401
CGI Group Inc. Class Aa	1,944	93,667
Constellation Software Inc./Canada[b]	216	98,629
Dollarama Inc.	720	62,927
Enbridge Inc.	21,916	906,902
Enbridge Inc. New	12,221	506,560
Fairfax Financial Holdings Ltd.	288	131,436
First Quantum Minerals Ltd.[b]	14,832	141,128
Franco-Nevada Corp.	4,176	283,551
Goldcorp Inc.	11,736	163,255
Hydro One Ltd.[c]	21,888	384,837
Inter Pipeline Ltd.	35,136	714,644
Keyera Corp.	9,864	272,553
Loblaw Companies Ltd.	2,304	129,093
Magna International Inc. Class A	1,944	81,070
Manulife Financial Corp.	19,008	332,810
Pembina Pipeline Corp.	25,560	813,179
PrairieSky Royalty Ltd.	34,920	759,797
Restaurant Brands International Inc.	2,304	129,110
Rogers Communications Inc. Class B	3,168	145,020
Royal Bank of Canada	12,096	826,895
Shaw Communications Inc. Class B	2,016	42,670
Silver Wheaton Corp.	12,600	251,023
SNC-Lavalin Group Inc.	2,736	109,856
Sun Life Financial Inc.	4,248	149,781
Thomson Reuters Corp.	2,304	104,525
Toronto-Dominion Bank (The)	13,896	652,776
TransCanada Corp.	17,280	800,999
Valeant Pharmaceuticals International Inc.[a,b]	4,320	39,968
Veresen Inc.	35,496	395,381
Vermilion Energy Inc.	5,904	207,523
Yamana Gold Inc.	13,104	35,173

		13,223,495

Security	Shares	Value
CHILE — 0.12%
Aguas Andinas SA Series A	495,504	$280,402
Cencosud SA	28,656	81,700
SACI Falabella	13,320	106,605

		468,707
CHINA — 2.93%
Agricultural Bank of China Ltd. Class H	432,000	199,405
Alibaba Group Holding Ltd. ADR[a,b]	10,872	1,255,716
Baidu Inc. ADR[a]	2,664	480,133
Bank of China Ltd. Class H	864,000	418,805
Bank of Communications Co. Ltd. Class H	144,000	110,904
Beijing Enterprises Water Group Ltd.	144,000	110,348
Belle International Holdings Ltd.	71,000	48,109
CGN Power Co. Ltd. Class Hc	1,008,000	304,569
China Construction Bank Corp. Class H	936,000	760,589
China Galaxy Securities Co. Ltd. Class H	72,000	65,728
China Huarong Asset Management Co. Ltd. Class Ha,c	72,000	30,364
China Life Insurance Co. Ltd. Class H	72,000	218,938
China Merchants Bank Co. Ltd. Class H	36,000	93,500
China Minsheng Banking Corp. Ltd. Class H	108,000	106,368
China Mobile Ltd.	72,000	767,902
China Oilfield Services Ltd. Class H	144,000	132,936
China Pacific Insurance Group Co. Ltd. Class H	28,800	106,460
China Taiping Insurance Holdings Co. Ltd.[a]	28,800	71,838
China Telecom Corp. Ltd. Class H	144,000	70,356
China Unicom Hong Kong Ltd.	144,000	185,889
China Vanke Co. Ltd. Class H	21,600	54,822
CITIC Securities Co. Ltd. Class H	36,000	75,540
COSCO SHIPPING Ports Ltd.[b]	102,000	111,737
CRRC Corp. Ltd. Class H	72,000	70,264
Ctrip.com International Ltd. ADR[a,b]	3,744	189,109
Great Wall Motor Co. Ltd. Class H	72,000	78,133
Guangdong Investment Ltd.	144,000	222,919
Guangzhou R&F Properties Co. Ltd. Class H	28,800	48,509
Haitong Securities Co. Ltd. Class H	57,600	95,092

321

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2017

Security	Shares	Value
Huaneng Renewables Corp. Ltd. Class H	432,000	$151,081
Industrial & Commercial Bank of China Ltd. Class H	720,000	470,277
JD.com Inc. ADR[a,b]	7,704	270,179
Jiangsu Expressway Co. Ltd. Class H	144,000	212,550
Lenovo Group Ltd.	144,000	92,204
NetEase Inc. ADR	936	248,405
New Oriental Education & Technology Group Inc. ADR[a]	1,800	116,172
Ping An Insurance Group Co. of China Ltd. Class H	72,000	405,475
Sinotrans Ltd. Class H	144,000	64,802
SOHO China Ltd.[b]	108,000	58,877
TAL Education Group Class A ADR[a,b]	792	94,335
Tencent Holdings Ltd.	57,600	1,802,604
Tingyi Cayman Islands Holding Corp.[b]	144,000	184,963
Vipshop Holdings Ltd. ADR[a]	4,536	62,914
Want Want China Holdings Ltd.[b]	144,000	103,683
Yum China Holdings Inc.[a]	3,430	117,032
Zhejiang Expressway Co. Ltd. Class H	144,000	179,224

		11,119,759
COLOMBIA — 0.09%
Interconexion Electrica SA ESP	89,784	354,522

		354,522
DENMARK — 0.57%
Carlsberg A/S Class B	845	84,317
Chr Hansen Holding A/S	2,948	198,640
Coloplast A/S Class B	1,152	98,589
Danske Bank A/S	6,595	239,474
Genmab A/Sa	404	80,329
Novo Nordisk A/S Class B	20,736	806,694
Novozymes A/S Class B	4,938	213,287
Pandora A/S	1,188	128,370
TDC A/S	9,527	51,124
Vestas Wind Systems A/S	3,096	266,545

		2,167,369
FINLAND — 0.36%
Kone OYJ Class B	5,184	237,434
Metso OYJ	2,376	85,201

Security	Shares	Value
Neste OYJ	8,136	$332,150
Nokia OYJ	65,880	376,635
Sampo OYJ Class A	3,744	179,348
Wartsila OYJ Abp	2,664	162,164

		1,372,932
FRANCE — 3.22%
Aeroports de Paris	1,728	230,415
Airbus SE	6,408	517,976
AXA SA	23,760	634,158
BNP Paribas SA	11,304	797,409
Bollore SA	57,816	235,151
Cap Gemini SA	2,088	208,956
Christian Dior SE	576	158,032
CNP Assurances	5,400	112,726
Credit Agricole SA	19,368	287,889
Danone SA	6,768	473,007
Edenred	4,248	108,731
Essilor International SA	2,304	298,439
Fonciere des Regions	1,157	103,237
Gecina SA	936	133,115
Groupe Eurotunnel SE Registered	9,792	107,536
Hermes International	252	120,523
Kering	792	245,410
Klepierre	2,448	96,074
L’Oreal SA	3,096	616,458
Legrand SA	3,672	237,638
LVMH Moet Hennessy Louis Vuitton SE	2,952	728,102
Natixis SA	18,216	126,695
Orange SA	21,672	335,116
Pernod Ricard SA	2,808	351,185
Peugeot SAa	6,336	132,714
Publicis Groupe SA	2,376	171,463
Renault SA	2,232	208,078
Rexel SA	7,776	138,870
Safran SA	3,960	327,817
Sanofi	11,520	1,086,497
Schneider Electric SE	7,632	602,538
SCOR SE	3,600	142,382
Societe Generale SA	9,360	511,769
Sodexo SA	1,296	164,696
Thales SA	1,512	158,919
Unibail-Rodamco SE	1,326	325,538
Valeo SA	1,584	113,843

322

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2017

Security	Shares	Value
Vinci SA	5,544	$471,500
Vivendi SA	15,336	304,193
Zodiac Aerospace	3,456	83,886

		12,208,681
GERMANY — 2.90%
adidas AG	2,088	418,138
Allianz SE Registered	5,112	973,061
BASF SE	6,264	610,223
Bayer AG Registered	6,912	855,047
Bayerische Motoren Werke AG	3,672	350,479
Beiersdorf AG	1,440	143,229
Brenntag AG	2,736	162,197
Commerzbank AGa	17,712	173,491
Continental AG	648	145,009
Daimler AG Registered	9,720	723,986
Deutsche Bank AG Registered[a]	25,905	466,299
Deutsche Boerse AG	1,890	184,922
Deutsche Post AG Registered	6,120	219,924
Deutsche Telekom AG Registered	29,016	508,711
Deutsche Wohnen AG Bearer	5,112	174,739
Fraport AG Frankfurt Airport Services Worldwide	1,368	107,555
Fresenius Medical Care AG & Co. KGaA	2,304	204,353
Fresenius SE & Co. KGaA	4,176	338,376
GEA Group AG	2,952	125,497
Hannover Rueck SE	504	60,426
Henkel AG & Co. KGaA	1,152	134,416
HUGO BOSS AG	1,008	76,650
Infineon Technologies AG	12,816	265,164
Merck KGaA	1,800	211,300
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,016	386,267
ProSiebenSat.1 Media SE Registered	2,736	116,166
SAP SE	9,864	988,961
Siemens AG Registered	8,568	1,227,844
Symrise AG	4,248	297,304
Telefonica Deutschland Holding AG	28,368	137,466
Vonovia SE	5,760	208,462

		10,995,662

Security	Shares	Value
GREECE — 0.02%
Alpha Bank AEa	42,316	$89,856

		89,856
HONG KONG — 1.17%
AIA Group Ltd.	115,200	797,619
BOC Hong Kong Holdings Ltd.[b]	36,000	148,118
Cheung Kong Infrastructure Holdings Ltd.	26,000	227,822
Cheung Kong Property Holdings Ltd.	36,000	258,282
CK Hutchison Holdings Ltd.	36,000	449,679
Galaxy Entertainment Group Ltd.	72,000	400,846
HKT Trust & HKT Ltd.	72,000	92,111
Hong Kong & China Gas Co. Ltd.	288,590	576,620
Hong Kong Exchanges & Clearing Ltd.[b]	7,200	177,372
Hongkong Land Holdings Ltd.	14,400	111,024
Link REIT[b]	36,000	258,976
Melco Resorts & Entertainment Ltd. ADR	2,520	55,314
MTR Corp. Ltd.	36,000	207,366
New World Development Co. Ltd.	144,000	179,409
Power Assets Holdings Ltd.	36,000	324,009
Sands China Ltd.	28,800	130,715
Wynn Macau Ltd.[a,b]	28,800	63,321

		4,458,603
INDIA — 0.87%
ICICI Bank Ltd. ADR	45,832	392,780
Infosys Ltd. ADR	42,552	619,557
Larsen & Toubro Ltd. GDR[d]	31,320	850,338
Mahindra & Mahindra Ltd. GDR	24,840	520,398
State Bank of India GDR[d]	9,072	409,147
Wipro Ltd. ADR[b]	50,403	496,470

		3,288,690
INDONESIA — 0.30%
Astra International Tbk PT	288,000	193,383
Bank Central Asia Tbk PT	57,600	76,705
Bank Mandiri Persero Tbk PT	129,600	113,761
Bank Rakyat Indonesia Persero Tbk PT	129,600	125,429
Gudang Garam Tbk PT	14,400	71,735
Hanjaya Mandala Sampoerna Tbk PT	280,800	80,475

323

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2017

Security	Shares	Value
Jasa Marga Persero Tbk PT	144,042	$50,143
Perusahaan Gas Negara Persero Tbk PT	655,200	119,449
Telekomunikasi Indonesia Persero Tbk PT	741,600	243,138
Unilever Indonesia Tbk PT	21,600	72,114

		1,146,332
IRELAND — 0.04%
Bank of Ireland[a]	301,608	75,869
Paddy Power Betfair PLC	792	88,228

		164,097
ISRAEL — 0.18%
Check Point Software Technologies Ltd.[a,b]	1,872	194,707
Elbit Systems Ltd.	576	67,931
Frutarom Industries Ltd.	2,016	118,016
Mobileye NVa	2,448	151,580
Taro Pharmaceutical Industries Ltd.[a,b]	1,368	159,851

		692,085
ITALY — 0.65%
Assicurazioni Generali SpA	17,712	280,247
Atlantia SpA	10,224	259,186
CNH Industrial NV	14,472	159,642
Ferrari NV	1,080	81,207
Intesa Sanpaolo SpA	151,704	441,740
Luxottica Group SpA	2,736	158,502
Mediobanca SpA	11,232	107,939
Snam SpA	72,792	321,665
Terna Rete Elettrica Nazionale SpA	33,408	168,438
UniCredit SpA[a]	29,532	480,453

		2,459,019
JAPAN — 7.59%
Aeon Co. Ltd.	7,200	106,802
AEON Financial Service Co. Ltd.	7,200	138,290
Amada Holdings Co. Ltd.	14,400	171,038
Asahi Group Holdings Ltd.	7,200	271,607
Astellas Pharma Inc.	28,800	379,281
Bridgestone Corp.	7,200	300,221
Brother Industries Ltd.	7,200	147,979
Canon Inc.	14,400	477,459

Security	Shares	Value
Concordia Financial Group Ltd.	21,600	$99,251
Dai-ichi Life Holdings Inc.	14,400	244,930
Daiichi Sankyo Co. Ltd.	7,200	159,734
Daiwa House Industry Co. Ltd.	7,200	213,862
Denso Corp.	7,200	309,974
Dentsu Inc.	7,200	405,634
East Japan Railway Co.	7,200	642,943
FUJIFILM Holdings Corp.	7,200	267,021
Hachijuni Bank Ltd. (The)	14,400	85,002
Hino Motors Ltd.	14,400	180,468
Hitachi Chemical Co. Ltd.	7,200	206,046
Hitachi Ltd.	72,000	397,302
Hitachi Metals Ltd.	14,400	201,654
Honda Motor Co. Ltd.	21,600	626,278
Hoya Corp.	7,200	343,884
IHI Corp.[a]	72,000	244,155
Iida Group Holdings Co. Ltd.	7,200	114,585
Isetan Mitsukoshi Holdings Ltd.	7,200	78,608
Isuzu Motors Ltd.	14,400	195,324
ITOCHU Corp.	21,600	305,388
Japan Exchange Group Inc.	7,200	100,827
Japan Post Bank Co. Ltd.	14,400	179,176
Japan Post Holdings Co. Ltd.	14,400	178,401
Japan Tobacco Inc.	14,400	478,751
Kansai Paint Co. Ltd.	14,400	318,823
Kao Corp.	7,200	397,108
KDDI Corp.	21,600	572,699
Keisei Electric Railway Co. Ltd.[b]	7,200	171,232
Kirin Holdings Co. Ltd.	14,400	279,810
Komatsu Ltd.	14,400	383,931
Kubota Corp.	14,400	226,457
Kyocera Corp.	7,200	407,572
Marubeni Corp.	50,400	310,349
Marui Group Co. Ltd.	7,200	98,566
Mazda Motor Corp.	7,200	105,542
Mebuki Financial Group Inc.	21,600	84,679
Mitsubishi Corp.	14,400	310,491
Mitsubishi Electric Corp.	28,800	401,500
Mitsubishi Heavy Industries Ltd.	72,000	288,078
Mitsubishi Motors Corp.	14,400	92,107
Mitsubishi UFJ Financial Group Inc.	144,000	916,164
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,400	75,184

324

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2017

Security	Shares	Value
Mitsui & Co. Ltd.	28,800	$406,409
Mizuho Financial Group Inc.	309,600	565,485
MS&AD Insurance Group Holdings Inc.	7,200	234,596
Nippon Paint Holdings Co. Ltd.	7,200	276,128
Nippon Telegraph & Telephone Corp.	7,200	308,036
Nissan Motor Co. Ltd.	28,800	273,480
Nomura Holdings Inc.	64,800	388,905
Nomura Real Estate Holdings Inc.	7,200	121,626
Nomura Real Estate Master Fund Inc.	72	103,798
NTT DOCOMO Inc.	14,400	347,243
Obayashi Corp.	7,200	69,823
Odakyu Electric Railway Co. Ltd.	7,200	139,647
Olympus Corp.	7,200	277,097
Omron Corp.	7,200	301,319
ORIX Corp.	14,400	219,740
Otsuka Holdings Co. Ltd.	7,200	331,160
Panasonic Corp.	21,600	257,816
Rakuten Inc.[b]	14,400	147,398
Resona Holdings Inc.	36,000	200,169
SBI Holdings Inc./Japan	7,200	99,794
Secom Co. Ltd.	7,200	522,286
Sekisui House Ltd.	14,400	238,924
Seven & I Holdings Co. Ltd.	7,200	304,225
Shin-Etsu Chemical Co. Ltd.	7,200	625,503
Shionogi & Co. Ltd.	7,200	370,302
Shiseido Co. Ltd.	7,200	194,808
SoftBank Group Corp.	7,200	545,280
Sompo Holdings Inc.	7,200	271,671
Sony Corp.	14,400	485,598
Subaru Corp.	7,200	272,059
Sumitomo Corp.	36,000	480,721
Sumitomo Mitsui Financial Group Inc.	14,400	532,750
Sumitomo Mitsui Trust Holdings Inc.	7,200	246,545
Suzuki Motor Corp.	7,200	300,479
T&D Holdings Inc.	14,400	213,604
Takeda Pharmaceutical Co. Ltd.	7,200	345,047
Terumo Corp.	7,200	262,564
Toho Gas Co. Ltd.	72,000	514,793
Tokio Marine Holdings Inc.	7,200	303,063

Security	Shares	Value
Toyota Industries Corp.	7,200	$357,836
Toyota Motor Corp.	28,800	1,559,236
Toyota Tsusho Corp.	7,200	227,039
Unicharm Corp.	7,200	174,946
United Urban Investment Corp.	72	108,836
Yahoo Japan Corp.	21,600	92,430
Yamaha Corp.	7,200	199,587
Yamaha Motor Co. Ltd.	7,200	170,586
Yamato Holdings Co. Ltd.	7,200	155,568

		28,838,122
MALAYSIA — 0.29%
CIMB Group Holdings Bhd	64,800	85,683
Genting Bhd	50,400	114,245
Genting Malaysia Bhd	79,200	107,096
Petronas Chemicals Group Bhd	36,000	60,539
Petronas Dagangan Bhd	43,200	239,436
Petronas Gas Bhd	72,000	306,510
PPB Group Bhd	28,800	112,122
Sapura Energy Bhd	165,600	76,296

		1,101,927
MEXICO — 0.35%
America Movil SAB de CV	273,600	208,612
Fomento Economico Mexicano SAB de CV	21,600	192,818
Grupo Aeroportuario del Pacifico SAB de CV Series B	7,200	73,450
Grupo Financiero Banorte SAB de CV	14,400	82,670
Grupo Mexico SAB de CV Series B	144,000	420,138
Grupo Televisa SAB	28,800	138,599
OHL Mexico SAB de CV	50,400	61,401
Wal-Mart de Mexico SAB de CV	72,000	161,242

		1,338,930
NETHERLANDS — 1.23%
Aegon NV	26,280	133,902
AerCap Holdings NVa,b	2,592	119,258
Altice NV Class Aa,b	5,400	134,101
ASML Holding NV	3,960	523,291
Heineken NV	1,944	173,270
ING Groep NV	38,160	621,029
Koninklijke Ahold Delhaize NV	10,152	210,266

325

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2017

Security	Shares	Value
Koninklijke KPN NV	38,304	$110,743
Koninklijke Philips NV	11,664	404,162
Koninklijke Vopak NV	13,320	600,789
NN Group NV	4,176	138,425
NXP Semiconductors NVa	3,024	319,788
Randstad Holding NV	2,160	128,685
RELX NV	8,658	167,396
Unilever NV CVA	14,040	736,082
Wolters Kluwer NV	3,355	142,447

		4,663,634
NEW ZEALAND — 0.08%
Auckland International Airport Ltd.	14,256	67,534
Meridian Energy Ltd.	118,728	225,790

		293,324
NORWAY — 0.25%
DNB ASA	14,184	222,036
Gjensidige Forsikring ASA	3,816	58,756
Marine Harvest ASA	9,720	162,028
Orkla ASA	21,816	198,003
Schibsted ASA	4,248	105,872
Telenor ASA	11,736	190,154

		936,849
PERU — 0.12%
Southern Copper Corp.	12,888	455,849

		455,849
PHILIPPINES — 0.09%
Aboitiz Power Corp.	201,600	171,480
International Container Terminal Services Inc.	35,280	62,842
SM Prime Holdings Inc.	144,000	85,884

		320,206
POLAND — 0.15%
Bank Pekao SA	3,744	135,582
Bank Zachodni WBK SA	1,008	92,510
Powszechna Kasa Oszczednosci Bank Polski SAa	17,856	162,356
Powszechny Zaklad Ubezpieczen SA	15,336	169,118

		559,566
PORTUGAL — 0.03%
Jeronimo Martins SGPS SA	5,544	101,726

		101,726

Security	Shares	Value
QATAR — 0.10%
Ezdan Holding Group QSC	9,720	$40,254
Industries Qatar QSC	2,592	74,814
Qatar Gas Transport Co. Ltd.	44,640	242,735

		357,803
RUSSIA — 0.33%
Magnit PJSC GDR[d]	7,704	269,255
Mobile TeleSystems PJSC ADR	21,528	222,169
PhosAgro PJSC GDR[d]	13,248	195,408
Sberbank of Russia PJSC ADR	47,127	560,340

		1,247,172
SINGAPORE — 0.48%
Ascendas REIT	44,257	81,060
CapitaLand Commercial Trust	93,600	108,822
City Developments Ltd.	7,200	55,583
DBS Group Holdings Ltd.	14,400	199,356
Genting Singapore PLC	115,200	91,899
Global Logistic Properties Ltd.[b]	64,800	133,522
Hutchison Port Holdings Trust[b]	273,600	110,808
Oversea-Chinese Banking Corp. Ltd.	21,600	151,449
SATS Ltd.	13,300	48,435
Singapore Telecommunications Ltd.	136,800	366,053
Suntec REIT[b]	64,800	82,060
United Overseas Bank Ltd.[b]	7,200	112,299
UOL Group Ltd.[b]	21,600	111,887
Wilmar International Ltd.	28,800	73,149
Yangzijiang Shipbuilding Holdings Ltd.	129,600	106,632

		1,833,014
SOUTH AFRICA — 0.76%
Aspen Pharmacare Holdings Ltd.	5,256	108,872
Barclays Africa Group Ltd.	5,688	62,474
Bid Corp. Ltd.	4,968	105,101
Brait SEa	14,400	91,799
FirstRand Ltd.	52,848	196,841
Fortress Income Fund Ltd.	18,936	47,468
Growthpoint Properties Ltd.	97,632	186,893
MTN Group Ltd.	19,296	182,381
Naspers Ltd. Class N	4,608	874,018
Nedbank Group Ltd.	3,528	59,429
Redefine Properties Ltd.	199,656	164,096

326

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2017

Security	Shares	Value
RMB Holdings Ltd.	25,920	$118,796
Sanlam Ltd.	26,064	138,054
Shoprite Holdings Ltd.	6,840	107,222
SPAR Group Ltd. (The)	4,680	63,005
Standard Bank Group Ltd.	16,632	184,367
Steinhoff International Holdings NV Class H	41,184	209,555

		2,900,371
SOUTH KOREA — 1.44%
AmorePacific Corp.	576	147,809
AmorePacific Group	648	74,885
BGF retail Co. Ltd.	720	69,286
Celltrion Inc.[a]	827	65,119
Coway Co. Ltd.	864	76,309
Hana Financial Group Inc.	4,176	143,861
Hanwha Corp.	2,088	73,307
Hyundai Engineering & Construction Co. Ltd.	2,016	86,015
Hyundai Glovis Co. Ltd.	720	91,748
Hyundai Heavy Industries Co. Ltd.[a]	560	81,202
Hyundai Mobis Co. Ltd.	864	168,563
Hyundai Motor Co.	864	109,338
Industrial Bank of Korea	8,640	94,912
Kangwon Land Inc.	2,520	80,058
KB Financial Group Inc.	3,916	172,415
Kia Motors Corp.	3,456	105,846
Korea Aerospace Industries Ltd. Class A	1,152	64,591
Korea Gas Corp.[a]	2,016	82,561
Korea Zinc Co. Ltd.	864	323,079
KT&G Corp.	2,088	186,248
LG Household & Health Care Ltd.	144	109,591
NAVER Corp.	263	184,902
Samsung C&T Corp.	1,152	125,030
Samsung Electronics Co. Ltd.	964	1,890,047
Samsung Fire & Marine Insurance Co. Ltd.	432	101,745
Samsung Life Insurance Co. Ltd.	1,296	124,714
Shinhan Financial Group Co. Ltd.	3,972	165,980
SK Holdings Co. Ltd.	720	153,441
SK Hynix Inc.	4,248	201,592
SK Telecom Co. Ltd.	504	106,080

		5,460,274

Security	Shares	Value
SPAIN — 1.20%
Abertis Infraestructuras SA	16,722	$294,082
Aena SAc	2,016	355,642
Amadeus IT Group SA	4,752	256,147
Banco Bilbao Vizcaya Argentaria SA	74,469	595,953
Banco de Sabadell SA	78,992	151,908
Banco Popular Espanol SAa,b	118,728	83,262
Banco Santander SA	163,224	1,064,146
Bankia SA	111,672	135,468
CaixaBank SA	51,048	231,749
Ferrovial SA	8,941	190,199
Industria de Diseno Textil SA	12,816	491,390
Mapfre SA	27,432	95,710
Telefonica SA	54,720	605,110

		4,550,766
SWEDEN — 0.94%
Assa Abloy AB Class B	10,368	224,694
Atlas Copco AB Class A	8,424	315,087
Atlas Copco AB Class B	4,680	155,704
Boliden AB	20,880	597,056
Hennes & Mauritz AB Class B	10,656	264,029
Hexagon AB Class B	2,592	112,903
Investor AB Class B	5,256	240,339
Kinnevik AB Class B	2,376	63,433
Nordea Bank AB	27,792	342,111
Sandvik AB	12,384	198,876
Skandinaviska Enskilda Banken AB Class A	8,424	97,038
SKF AB Class B	2,448	53,799
Svenska Handelsbanken AB Class A	11,232	159,446
Swedbank AB Class A	5,976	141,659
Telefonaktiebolaget LM Ericsson Class B	35,424	228,431
Telia Co. AB	16,560	67,513
Volvo AB Class B	19,656	321,651

		3,583,769
SWITZERLAND — 2.81%
ABB Ltd. Registered	17,280	422,865
Actelion Ltd.[a]	576	163,030
Adecco Group AG Registered	2,304	171,044
Cie. Financiere Richemont SA Class A Registered	5,256	439,034

327

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2017

Security	Shares	Value
Credit Suisse Group AG Registered	23,544	$357,849
EMS-Chemie Holding AG Registered	360	225,486
Geberit AG Registered	432	196,677
Givaudan SA Registered	216	415,965
Kuehne + Nagel International AG Registered	1,008	152,296
Nestle SA Registered	29,376	2,261,962
Novartis AG Registered	21,240	1,633,354
Roche Holding AG	6,408	1,675,626
Sika AG Bearer	72	459,290
Swatch Group AG (The) Bearer[b]	432	172,852
Swiss Life Holding AG Registered	288	93,681
Swiss Re AG	3,024	263,075
Syngenta AG Registered[a]	1,152	535,119
UBS Group AG	37,944	647,996
Zurich Insurance Group AG	1,440	398,389

		10,685,590
TAIWAN — 1.30%
Acer Inc.	288,000	136,025
Asia Pacific Telecom Co. Ltd.[a]	216,000	69,587
Cathay Financial Holding Co. Ltd.	216,000	346,505
China Development Financial Holding Corp.	288,000	79,419
Chunghwa Telecom Co. Ltd.	72,000	243,413
Compal Electronics Inc.	144,000	96,410
CTBC Financial Holding Co. Ltd.	230,400	143,948
First Financial Holding Co. Ltd.	72,000	43,910
Formosa Plastics Corp.	72,000	216,446
Foxconn Technology Co. Ltd.	72,510	221,104
Fubon Financial Holding Co. Ltd.	144,000	225,753
Hon Hai Precision Industry Co. Ltd.	216,650	709,457
Mega Financial Holding Co. Ltd.	144,000	115,740
Pou Chen Corp.	72,000	100,825
Quanta Computer Inc.	72,000	149,150
Taiwan Fertilizer Co. Ltd.	144,000	194,730
Taiwan Mobile Co. Ltd.	72,000	266,083
Taiwan Semiconductor Manufacturing Co. Ltd.	216,000	1,392,463
Yuanta Financial Holding Co. Ltd.	432,000	184,707

		4,935,675

Security	Shares	Value
THAILAND — 0.20%
Advanced Info Service PCL NVDR	14,400	$72,853
Airports of Thailand PCL NVDR	93,600	108,916
Bangkok Expressway & Metro PCL	345,600	71,938
CP ALL PCL NVDR	64,800	114,276
Energy Absolute PCL NVDR	266,400	207,944
Siam Commercial Bank PCL (The) NVDR	21,600	97,415
Thai Oil PCL NVDR	36,000	81,180

		754,522
TURKEY — 0.11%
Akbank TAS	53,856	144,121
Turkiye Garanti Bankasi AS	53,064	143,196
Turkiye Is Bankasi Class C	71,352	140,747

		428,064
UNITED ARAB EMIRATES — 0.08%
Aldar Properties PJSC	64,872	38,150
DP World Ltd.	3,168	64,754
Emaar Properties PJSC	69,120	136,998
Emirates Telecommunications Group Co. PJSC	11,952	56,782

		296,684
UNITED KINGDOM — 5.83%
3i Group PLC	12,168	124,916
Aberdeen Asset Management PLC	17,568	63,413
Antofagasta PLC	40,248	436,354
Ashtead Group PLC	7,056	148,889
Associated British Foods PLC	3,096	112,553
AstraZeneca PLC	12,564	753,810
Auto Trader Group PLC[c]	12,024	62,395
Aviva PLC	47,379	321,501
BAE Systems PLC	34,488	279,760
Barclays PLC	187,128	513,850
Barratt Developments PLC	14,184	106,341
Berkeley Group Holdings PLC	2,304	97,114
British American Tobacco PLC	20,016	1,350,461
British Land Co. PLC (The)	20,448	173,674
BT Group PLC	98,136	386,921
Bunzl PLC	4,752	148,041
Burberry Group PLC	6,048	126,289

328

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2017

Security	Shares	Value
Capita PLC	11,520	$82,866
Compass Group PLC	20,448	412,163
Croda International PLC	4,360	212,318
DCC PLC	1,080	99,624
Diageo PLC	26,928	782,638
Direct Line Insurance Group PLC	15,896	71,815
Dixons Carphone PLC	21,168	91,880
Experian PLC	13,464	288,982
Fresnillo PLC	6,048	113,613
GlaxoSmithKline PLC	46,944	941,374
Hammerson PLC	16,704	126,963
Hikma Pharmaceuticals PLC	3,672	92,020
HSBC Holdings PLC	197,712	1,628,102
IMI PLC	7,632	126,287
Imperial Brands PLC	12,528	612,990
Inmarsat PLC	9,000	95,188
Intertek Group PLC	1,512	79,537
Intu Properties PLC	21,456	76,531
Investec PLC	8,352	61,753
ITV PLC	57,096	155,123
Johnson Matthey PLC	5,426	209,122
Kingfisher PLC	22,392	98,873
Land Securities Group PLC	12,888	184,413
Legal & General Group PLC	63,144	201,045
Lloyds Banking Group PLC	651,744	583,490
London Stock Exchange Group PLC	3,744	163,866
Marks & Spencer Group PLC	17,568	83,323
Meggitt PLC	13,608	81,425
National Grid PLC	38,304	495,558
Old Mutual PLC	41,544	104,270
Pearson PLC	11,664	96,427
Persimmon PLC	4,896	147,587
Petrofac Ltd.	11,448	120,634
Prudential PLC	25,200	559,459
Randgold Resources Ltd.	1,767	155,566
Reckitt Benckiser Group PLC	7,272	669,013
RELX PLC	15,696	318,003
Rolls-Royce Holdings PLC	21,816	229,182
Royal Bank of Scotland Group PLC[a]	47,736	163,907
Royal Dutch Shell PLC Class A	27,792	720,017
Royal Dutch Shell PLC Class B	8,424	223,693
Royal Mail PLC	10,440	54,365

Security	Shares	Value
Segro PLC	17,583	$110,487
Severn Trent PLC	13,680	411,490
Shire PLC	9,216	540,956
Sky PLC	13,680	175,569
Smith & Nephew PLC	9,000	147,876
Smiths Group PLC	9,360	198,596
Standard Chartered PLC[a]	36,432	339,930
Standard Life PLC	24,264	114,234
Taylor Wimpey PLC	43,488	112,525
Tesco PLC[a]	68,184	161,650
Travis Perkins PLC	5,544	115,550
Unilever PLC	13,104	673,385
United Utilities Group PLC	33,912	427,110
Vodafone Group PLC	281,448	724,787
Weir Group PLC (The)	3,528	90,876
Whitbread PLC	2,808	146,585
Wolseley PLC	3,744	237,540
WPP PLC	17,280	369,545

		22,119,978
UNITED STATES — 52.76%
3M Co.	5,688	1,113,881
Abbott Laboratories	16,824	734,199
AbbVie Inc.	14,760	973,274
Accenture PLC Class A	6,192	751,090
Activision Blizzard Inc.	6,480	338,580
Acuity Brands Inc.	648	114,113
Adobe Systems Inc.[a]	5,040	674,050
Advance Auto Parts Inc.	720	102,341
Aetna Inc.	3,672	495,977
Affiliated Managers Group Inc.	576	95,380
Aflac Inc.	4,320	323,482
AGCO Corp.	1,152	73,716
Agilent Technologies Inc.	3,240	178,362
AGNC Investment Corp.	5,544	116,812
Akamai Technologies Inc.[a]	1,728	105,304
Albemarle Corp.	1,728	188,196
Alexandria Real Estate Equities Inc.[b]	1,368	153,914
Alexion Pharmaceuticals Inc.[a]	2,376	303,605
Align Technology Inc.[a]	720	96,926
Alkermes PLC[a]	1,512	88,074
Allergan PLC	4,046	986,658
Alliance Data Systems Corp.	648	161,760
Allstate Corp. (The)	3,456	280,938

329

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2017

Security	Shares	Value
Ally Financial Inc.	6,696	$132,581
Alphabet Inc. Class Aa	2,808	2,596,052
Alphabet Inc. Class Ca	2,808	2,543,936
Altria Group Inc.	20,736	1,488,430
Amazon.com Inc.[a]	3,816	3,529,762
American Express Co.	8,136	644,778
American International Group Inc.	11,952	727,996
American Tower Corp.	4,176	525,925
American Water Works Co. Inc.	9,663	770,721
Ameriprise Financial Inc.	1,944	248,540
AMETEK Inc.	3,312	189,446
Amgen Inc.	6,912	1,128,868
Amphenol Corp. Class A	2,376	171,809
Analog Devices Inc.	4,298	327,508
Annaly Capital Management Inc.	17,352	204,927
Anthem Inc.	2,952	525,131
Aon PLC	1,944	232,969
Apple Inc.	50,400	7,239,960
Applied Materials Inc.	12,312	499,990
Arch Capital Group Ltd.[a]	648	62,837
Ashland Global Holdings Inc.	288	35,568
Assurant Inc.	576	55,434
AT&T Inc.	59,904	2,373,996
Atmos Energy Corp.	1,728	140,003
Autodesk Inc.[a]	2,160	194,551
Autoliv Inc.	720	72,137
Automatic Data Processing Inc.	4,608	481,490
AutoZone Inc.[a]	288	199,351
AvalonBay Communities Inc.	1,656	314,375
Avery Dennison Corp.	1,800	149,778
Avnet Inc.	2,736	105,856
Axalta Coating Systems Ltd.[a]	6,120	191,984
Axis Capital Holdings Ltd.	792	52,193
Baker Hughes Inc.	6,480	384,718
Ball Corp.	2,232	171,618
Bank of America Corp.	100,800	2,352,672
Bank of New York Mellon Corp. (The)	12,312	579,403
Baxter International Inc.	4,264	237,420
BB&T Corp.	7,416	320,223
Becton Dickinson and Co.	2,316	433,023
Berkshire Hathaway Inc. Class Ba	5,832	963,505
Best Buy Co. Inc.	3,024	156,673
Biogen Inc.[a]	2,016	546,759

Security	Shares	Value
BioMarin Pharmaceutical Inc.[a]	1,800	$172,512
BlackRock Inc.[e]	1,296	498,403
Boeing Co. (The)	6,048	1,117,852
BorgWarner Inc.	2,376	100,457
Boston Properties Inc.	1,728	218,765
Boston Scientific Corp.[a]	15,408	406,463
Bristol-Myers Squibb Co.	16,632	932,224
Broadcom Ltd.	3,988	880,590
Brown-Forman Corp. Class B	3,024	143,096
CA Inc.	4,320	141,826
Campbell Soup Co.	2,016	116,001
Capital One Financial Corp.	6,192	497,713
Cardinal Health Inc.	3,528	256,098
CarMax Inc.[a]	1,944	113,724
Caterpillar Inc.	6,336	647,919
CBRE Group Inc. Class Aa	4,104	146,964
CBS Corp. Class B NVS	4,392	292,332
Celanese Corp. Series A	2,448	213,074
Celgene Corp.[a]	7,344	911,023
Centene Corp.[a]	1,944	144,634
CenturyLink Inc.	2,232	57,295
Cerner Corp.[a]	3,168	205,128
CH Robinson Worldwide Inc.	1,224	88,985
Charles Schwab Corp. (The)	12,240	475,524
Charter Communications Inc. Class Aa	2,352	811,816
Cheniere Energy Inc.[a]	9,648	437,537
Chevron Corp.	5,256	560,815
Chipotle Mexican Grill Inc.[a,b]	360	170,809
Chubb Ltd.	4,556	625,311
Church & Dwight Co. Inc.	2,016	99,852
Cigna Corp.	2,736	427,828
Cimarex Energy Co.	1,440	168,019
Cincinnati Financial Corp.	1,296	93,429
Cintas Corp.	1,296	158,721
Cisco Systems Inc.	50,256	1,712,222
CIT Group Inc.	2,304	106,698
Citigroup Inc.	28,872	1,706,913
Citizens Financial Group Inc.	6,336	232,595
Citrix Systems Inc.[a]	1,656	134,037
Clorox Co. (The)	720	96,257
CME Group Inc.	3,600	418,284
Coach Inc.	3,024	119,115
Coca-Cola Co. (The)	42,624	1,839,226

330

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2017

Security	Shares	Value
Cognizant Technology Solutions Corp. Class Aa	6,264	$377,281
Colgate-Palmolive Co.	8,136	586,117
Comcast Corp. Class A	47,232	1,851,022
Comerica Inc.	1,656	117,079
Concho Resources Inc.[a]	3,600	455,976
Consolidated Edison Inc.	5,616	445,236
Constellation Brands Inc. Class A	2,304	397,532
Cooper Companies Inc. (The)	504	100,966
Core Laboratories NV	1,944	215,434
Corning Inc.	7,920	228,492
CoStar Group Inc.[a]	216	52,032
Costco Wholesale Corp.	4,680	830,794
Coty Inc. Class A	6,336	113,098
CR Bard Inc.	792	243,524
Crown Castle International Corp.	3,600	340,560
CSX Corp.	6,336	322,122
Cummins Inc.	1,944	293,427
CVS Health Corp.	12,384	1,020,937
Danaher Corp.	6,480	539,978
DaVita Inc.[a]	1,656	114,281
Deere & Co.	2,664	297,329
Dell Technologies Inc. Class V [a]	3,672	246,428
Delphi Automotive PLC	2,520	202,608
DENTSPLY SIRONA Inc.	2,592	163,918
DexCom Inc.[a]	1,080	84,197
Diamondback Energy Inc.[a]	5,328	531,948
Digital Realty Trust Inc.	1,815	208,435
Discover Financial Services	4,608	288,415
Discovery Communications Inc. Class C NVS[a]	5,256	147,063
DISH Network Corp. Class Aa	2,592	167,028
Dollar General Corp.	2,952	214,640
Dollar Tree Inc.[a]	2,592	214,540
Domino’s Pizza Inc.	576	104,481
Dover Corp.	2,232	176,060
Dow Chemical Co. (The)	360	22,608
DR Horton Inc.	4,680	153,925
Dr Pepper Snapple Group Inc.	2,232	204,563
Dun & Bradstreet Corp. (The)	576	63,135
DXC Technology Co.[a]	2,671	201,233
E*TRADE Financial Corp.[a]	3,456	119,405
Eaton Corp. PLC	5,904	446,579
eBay Inc.[a]	10,224	341,584

Security	Shares	Value
Ecolab Inc.	5,760	$743,558
Edison International	5,472	437,596
Edwards Lifesciences Corp.[a]	2,304	252,680
EI du Pont de Nemours & Co.	6,480	516,780
Electronic Arts Inc.[a]	3,168	300,390
Eli Lilly & Co.	9,504	779,898
Emerson Electric Co.	7,632	460,057
Envision Healthcare Corp.[a]	1,512	84,717
EOG Resources Inc.	5,400	499,500
Equifax Inc.	2,016	272,785
Equinix Inc.	801	334,578
Equity Residential	3,816	246,437
Essex Property Trust Inc.	720	176,018
Estee Lauder Companies Inc. (The) Class A	2,304	200,771
Everest Re Group Ltd.	245	61,669
Eversource Energy	9,504	564,538
Expedia Inc.	1,296	173,301
Expeditors International of Washington Inc.	4,248	238,270
Express Scripts Holding Co.[a]	6,912	423,982
Extra Space Storage Inc.	1,584	119,640
Exxon Mobil Corp.	8,352	681,941
F5 Networks Inc.[a]	720	92,974
Facebook Inc. Class Aa	21,816	3,277,854
Fastenal Co.	3,960	176,933
FedEx Corp.	648	122,926
Fidelity National Information Services Inc.	3,384	284,899
Fifth Third Bancorp.	8,280	202,280
First Data Corp. Class Aa	3,168	49,484
Fiserv Inc.[a]	2,232	265,920
FleetCor Technologies Inc.[a]	864	121,945
Flowserve Corp.	2,376	120,867
Fluor Corp.	3,168	162,582
Foot Locker Inc.	1,152	89,096
Ford Motor Co.	29,088	333,639
Fortinet Inc.[a]	1,584	61,776
Fortive Corp.	3,600	227,736
Franklin Resources Inc.	4,536	195,547
Freeport-McMoRan Inc.[a]	16,416	209,304
Gap Inc. (The)	2,592	67,910
Garmin Ltd.	1,224	62,228
General Dynamics Corp.	3,096	599,974

331

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2017

Security	Shares	Value
General Electric Co.	87,624	$2,540,220
General Mills Inc.	7,200	414,072
General Motors Co.	8,136	281,831
Genuine Parts Co.	1,368	125,883
GGP Inc.	5,904	127,585
Gilead Sciences Inc.	12,168	834,116
Global Payments Inc.	1,440	117,734
Goldman Sachs Group Inc. (The)	4,248	950,702
Halliburton Co.	9,720	445,954
Hanesbrands Inc.	3,744	81,657
Harley-Davidson Inc.	1,512	85,897
Harris Corp.	1,152	128,897
Hartford Financial Services Group Inc. (The)	4,824	233,289
Hasbro Inc.	1,008	99,903
HCA Holdings Inc.[a]	2,088	175,830
HCP Inc.	5,518	172,989
Helmerich & Payne Inc.	4,176	253,233
Henry Schein Inc.[a]	576	100,109
Hershey Co. (The)	1,944	210,341
Hewlett Packard Enterprise Co.	16,848	313,878
HollyFrontier Corp.	1,512	42,548
Hologic Inc.[a]	1,800	81,270
Home Depot Inc. (The)	11,808	1,843,229
Honeywell International Inc.	6,984	915,882
Hormel Foods Corp.	2,448	85,876
Host Hotels & Resorts Inc.	7,848	140,872
HP Inc.	16,848	317,079
Humana Inc.	1,512	335,634
Huntington Bancshares Inc./OH	9,432	121,296
Huntington Ingalls Industries Inc.	576	115,713
IDEXX Laboratories Inc.[a]	864	144,919
IHS Markit Ltd.[a]	5,870	254,758
Illinois Tool Works Inc.	4,176	576,664
Illumina Inc.[a]	1,512	279,508
Incyte Corp.[a]	1,656	205,808
Ingersoll-Rand PLC	3,240	287,550
Intel Corp.	46,872	1,694,423
Intercontinental Exchange Inc.	6,264	377,093
International Business Machines Corp.	8,712	1,396,446
International Flavors & Fragrances Inc.	2,448	339,268
Intuit Inc.	2,376	297,499

Security	Shares	Value
Intuitive Surgical Inc.[a]	432	$361,096
Invesco Ltd.	5,472	180,248
Iron Mountain Inc.	3,024	105,114
Jacobs Engineering Group Inc.	2,952	162,124
Jazz Pharmaceuticals PLC[a]	648	103,213
JM Smucker Co. (The)	1,656	209,848
Johnson & Johnson	26,136	3,227,012
Johnson Controls International PLC	10,695	444,591
Jones Lang LaSalle Inc.	792	90,969
JPMorgan Chase & Co.	34,632	3,012,984
Juniper Networks Inc.	3,816	114,747
Kansas City Southern	504	45,395
Kellogg Co.	2,520	178,920
KeyCorp	9,792	178,606
Kimberly-Clark Corp.	1,080	140,130
Kimco Realty Corp.	5,760	116,870
Kinder Morgan Inc./DE	28,152	580,776
KLA-Tencor Corp.	1,872	183,868
Kohl’s Corp.	1,728	67,444
Kraft Heinz Co. (The)	7,416	670,332
Kroger Co. (The)	6,912	204,941
L3 Technologies Inc.	1,152	197,879
Laboratory Corp. of America Holdings[a]	792	110,999
Lam Research Corp.	2,088	302,447
Las Vegas Sands Corp.	4,536	267,579
Lennar Corp. Class A	2,736	138,168
Level 3 Communications Inc.[a]	3,312	201,237
Liberty Broadband Corp. Class Ca	1,728	157,524
Liberty Global PLC Series Aa	3,744	132,612
Liberty Global PLC Series C NVS[a,b]	4,896	169,451
Liberty Interactive Corp. QVC Group Series Aa	5,256	111,322
Liberty Media Corp.-Liberty SiriusXM Class Ca	4,680	177,793
Lincoln National Corp.	3,672	242,095
LKQ Corp.[a]	2,376	74,226
Lockheed Martin Corp.	2,952	795,416
Loews Corp.	3,816	177,902
Lowe’s Companies Inc.	7,848	666,138
lululemon athletica Inc.[a]	1,368	71,136
M&T Bank Corp.	1,296	201,411

332

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2017

Security	Shares	Value
Macquarie Infrastructure Corp.	1,512	$123,031
Mallinckrodt PLC[a]	1,296	60,808
ManpowerGroup Inc.	1,224	123,600
Marathon Petroleum Corp.	3,384	172,381
Marriott International Inc./MD Class A	1,656	156,360
Marsh & McLennan Companies Inc.	3,168	234,844
Marvell Technology Group Ltd.	6,120	91,922
Masco Corp.	4,032	149,265
MasterCard Inc. Class A	9,694	1,127,606
Mattel Inc.	3,168	71,027
Maxim Integrated Products Inc.	2,664	117,616
McCormick & Co. Inc./MD	2,088	208,591
McDonald’s Corp.	8,208	1,148,545
McKesson Corp.	2,448	338,534
Mead Johnson Nutrition Co.	2,592	229,962
Medtronic PLC	14,760	1,226,408
MercadoLibre Inc.	360	82,408
Merck & Co. Inc.	27,216	1,696,373
MetLife Inc.	11,088	574,469
MGM Resorts International	3,528	108,345
Michael Kors Holdings Ltd.[a]	1,728	64,506
Microchip Technology Inc.	2,376	179,578
Micron Technology Inc.[a]	9,226	255,283
Microsoft Corp.	69,624	4,766,459
Mid-America Apartment Communities Inc.	1,152	114,290
Middleby Corp. (The)[a]	864	117,616
Molson Coors Brewing Co. Class B	2,376	227,835
Mondelez International Inc. Class A	16,560	745,697
Monsanto Co.	5,112	596,110
Monster Beverage Corp.[a]	4,824	218,913
Moody’s Corp.	1,872	221,495
Morgan Stanley	16,632	721,330
Motorola Solutions Inc.	1,080	92,848
Mylan NVa	4,896	182,866
Nasdaq Inc.	1,296	89,256
National Oilwell Varco Inc.	7,416	259,338
National Retail Properties Inc.	2,088	88,155
Navient Corp.	4,608	70,042
NetApp Inc.	3,096	123,376

Security	Shares	Value
Netflix Inc.[a]	4,248	$646,546
Newell Brands Inc.	4,536	216,549
Newmont Mining Corp.	4,896	165,534
News Corp. Class A	6,552	83,341
Nielsen Holdings PLC	4,464	183,604
NIKE Inc. Class B	13,536	750,030
Nordstrom Inc.	1,584	76,460
Norfolk Southern Corp.	2,016	236,860
Northern Trust Corp.	2,520	226,800
Northrop Grumman Corp.	2,016	495,855
NVIDIA Corp.	5,688	593,258
O’Reilly Automotive Inc.[a]	1,008	250,135
Omnicom Group Inc.	2,016	165,554
ONEOK Inc.	6,408	337,125
Oracle Corp.	30,960	1,391,962
PACCAR Inc.	4,320	288,274
Packaging Corp. of America	1,080	106,682
Palo Alto Networks Inc.[a]	1,008	109,277
Parker-Hannifin Corp.	1,728	277,862
Parsley Energy Inc. Class Aa	17,136	510,481
Paychex Inc.	2,952	174,995
PayPal Holdings Inc.[a]	10,656	508,504
Pentair PLC	2,304	148,631
PepsiCo Inc.	13,752	1,557,827
Pfizer Inc.	59,400	2,014,848
PG&E Corp.	9,072	608,278
Philip Morris International Inc.	16,992	1,883,393
Phillips 66	2,448	194,763
Pioneer Natural Resources Co.	3,960	685,040
PNC Financial Services Group Inc. (The)[e]	4,608	551,808
Polaris Industries Inc.[b]	648	55,248
PPG Industries Inc.	4,032	442,875
Priceline Group Inc. (The)[a]	504	930,797
Principal Financial Group Inc.	3,240	211,021
Procter & Gamble Co. (The)	24,552	2,144,126
Progressive Corp. (The)	4,032	160,151
Prologis Inc.	6,696	364,329
Prudential Financial Inc.	5,616	601,080
Public Storage	1,728	361,809
PulteGroup Inc.	5,256	119,154
PVH Corp.	1,008	101,838
Qorvo Inc.[a,b]	1,872	127,352
QUALCOMM Inc.	15,336	824,157

333

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2017

Security	Shares	Value
Quest Diagnostics Inc.	1,008	$106,354
Quintiles IMS Holdings Inc.[a]	1,584	133,500
Raymond James Financial Inc.	1,512	112,674
Raytheon Co.	3,456	536,406
Realty Income Corp.	3,744	218,462
Red Hat Inc.[a]	1,944	171,228
Regeneron Pharmaceuticals Inc.[a]	864	335,655
Regions Financial Corp.	16,344	224,730
Reinsurance Group of America Inc.	518	64,771
ResMed Inc.	1,296	88,115
Reynolds American Inc.	9,360	603,720
Robert Half International Inc.	2,088	96,152
Rockwell Automation Inc.	2,088	328,547
Rockwell Collins Inc.	2,323	241,801
Roper Technologies Inc.	1,224	267,689
Ross Stores Inc.	3,888	252,720
S&P Global Inc.	2,448	328,497
salesforce.com Inc.[a]	6,840	589,061
SBA Communications Corp.[a]	1,512	191,253
Schlumberger Ltd.	16,848	1,222,996
Seagate Technology PLC	2,520	106,168
Sealed Air Corp.	3,240	142,625
Seattle Genetics Inc.[a]	1,224	83,599
Sempra Energy	2,016	227,848
Sensata Technologies Holding NVa,b	2,952	121,563
ServiceNow Inc.[a]	1,728	163,261
Sherwin-Williams Co. (The)	1,440	481,939
Signet Jewelers Ltd.	936	61,626
Simon Property Group Inc.	3,384	559,240
Skyworks Solutions Inc.	2,160	215,438
SL Green Realty Corp.	1,152	120,879
Snap-on Inc.	864	144,746
Splunk Inc.[a,b]	1,728	111,128
Sprint Corp.[a]	11,664	105,326
Stanley Black & Decker Inc.	2,088	284,281
Staples Inc.	6,696	65,420
Starbucks Corp.	14,184	851,891
State Street Corp.	4,560	382,584
Stryker Corp.	3,816	520,388
SunTrust Banks Inc.	5,616	319,045
Symantec Corp.	6,696	211,794
Synchrony Financial	8,176	227,293

Security	Shares	Value
Sysco Corp.	5,976	$315,951
T Rowe Price Group Inc.	2,376	168,435
T-Mobile U.S. Inc.[a]	3,456	232,485
Targa Resources Corp.	1,800	99,234
Target Corp.	4,824	269,420
TD Ameritrade Holding Corp.	3,024	115,728
TE Connectivity Ltd.	3,240	250,679
TechnipFMC PLC[a]	15,768	475,090
TEGNA Inc.	2,592	66,044
Teleflex Inc.	432	89,376
Tesla Inc.[a,b]	1,368	429,648
Texas Instruments Inc.	9,648	763,929
Textron Inc.	3,024	141,100
Thermo Fisher Scientific Inc.	3,960	654,707
Tiffany & Co.	1,440	131,976
Time Warner Inc.	7,776	771,924
TJX Companies Inc. (The)	5,976	469,953
Toll Brothers Inc.	2,520	90,695
Total System Services Inc.	1,944	111,411
Tractor Supply Co.	1,728	106,980
TransDigm Group Inc.	792	195,410
Travelers Companies Inc. (The)	2,952	359,140
Trimble Inc.[a]	2,520	89,284
Twenty-First Century Fox Inc. Class A	10,224	312,241
Twenty-First Century Fox Inc. Class B	7,128	212,842
Twitter Inc.[a,b]	6,840	112,723
Tyson Foods Inc. Class A	1,008	64,774
U.S. Bancorp.	14,472	742,124
UDR Inc.	2,304	86,031
Ulta Salon Cosmetics & Fragrance Inc.[a]	648	182,373
Under Armour Inc. Class Ca,b	3,888	75,466
Union Pacific Corp.	7,416	830,295
United Parcel Service Inc. Class B	4,752	510,650
United Rentals Inc.[a]	1,080	118,433
United Technologies Corp.	8,496	1,010,939
UnitedHealth Group Inc.	9,432	1,649,468
Universal Health Services Inc. Class B	720	86,947
Unum Group	3,528	163,452
Valero Energy Corp.	3,312	213,988
Valspar Corp. (The)	1,512	170,009

334

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2017

Security	Shares	Value
Vantiv Inc. Class Aa	1,800	$111,672
Varian Medical Systems Inc.[a]	720	65,333
Ventas Inc.	3,960	253,480
VEREIT Inc.	23,400	195,858
Verisk Analytics Inc. Class Aa	1,944	160,983
Verizon Communications Inc.	39,528	1,814,731
Vertex Pharmaceuticals Inc.[a]	2,592	306,634
VF Corp.	3,672	200,601
Viacom Inc. Class B NVS	3,384	144,023
Visa Inc. Class A	18,648	1,701,071
VMware Inc. Class Aa,b	1,080	101,650
Vornado Realty Trust	1,440	138,586
Voya Financial Inc.	4,104	153,408
Wabtec Corp./DE	1,152	96,641
Wal-Mart Stores Inc.	14,616	1,098,831
Walgreens Boots Alliance Inc.	9,576	828,707
Walt Disney Co. (The)	14,832	1,714,579
Waste Connections Inc.	1,224	112,632
Waters Corp.[a]	720	122,321
Weatherford International PLC[a,b]	20,808	120,062
Wells Fargo & Co.	46,008	2,477,071
Welltower Inc.	4,176	298,333
Western Digital Corp.	2,880	256,522
Western Union Co. (The)	4,032	80,076
WestRock Co.	2,952	158,109
Weyerhaeuser Co.	4,320	146,318
Whirlpool Corp.	576	106,952
Whole Foods Market Inc.	3,168	115,220
Williams Companies Inc. (The)	10,656	326,393
Willis Towers Watson PLC	1,080	143,230
Workday Inc. Class Aa	1,368	119,563
WW Grainger Inc.	792	152,618
Wynn Resorts Ltd.	936	115,137
Xerox Corp.	10,872	78,170
Xilinx Inc.	3,168	199,932
XL Group Ltd.	3,744	156,686
Xylem Inc./NY	3,096	159,165
Yahoo! Inc.[a]	9,936	479,015
Yum! Brands Inc.	648	42,606
Zillow Group Inc. Class Ca	1,800	70,200
Zimmer Biomet Holdings Inc.	2,304	275,674
Zoetis Inc.	4,176	234,315

		200,374,798

Security	Shares	Value
TOTAL COMMON STOCKS
(Cost: $337,965,180)		$375,573,213

PREFERRED STOCKS — 0.69%

BRAZIL — 0.25%
Banco Bradesco SA, Preference Shares	26,160	273,229
Itau Unibanco Holding SA, Preference Shares	36,036	442,283
Vale SA, Preference Shares	28,800	236,429

		951,941
CHILE — 0.02%
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	2,592	91,854

		91,854
COLOMBIA — 0.08%
Bancolombia SA, Preference Shares	10,080	98,037
Grupo de Inversiones Suramericana SA, Preference Shares	16,848	214,869

		312,906
GERMANY — 0.17%
Bayerische Motoren Werke AG, Preference Shares	936	76,934
Henkel AG & Co. KGaA, Preference Shares	1,944	264,615
Volkswagen AG, Preference Shares	1,944	308,117

		649,666
ITALY — 0.05%
Telecom Italia SpA/Milano, Preference Shares	249,624	178,183

		178,183
SOUTH KOREA — 0.12%
Hyundai Motor Co., Preference Shares	720	58,402
Hyundai Motor Co. Series 2, Preference Shares	1,008	87,964
LG Household & Health Care Ltd., Preference Shares	144	67,704
Samsung Electronics Co. Ltd., Preference Shares	144	221,840

		435,910
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC, Preference Shares[a]	1,548,936	2,004

		2,004

TOTAL PREFERRED STOCKS
(Cost: $2,396,422)		2,622,464

335

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2017

Security	Shares	Value

RIGHTS — 0.00%

CHINA — 0.00%
Bank of Communications Co. Ltd. (Expires 05/31/17)[a]	284	$—

		—

TOTAL RIGHTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 1.82%

MONEY MARKET FUNDS — 1.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[f,g,h]	6,692,258	6,694,935
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[f,g]	215,284	215,284

		6,910,219

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,908,413)		6,910,219

Security	Value

TOTAL INVESTMENTS IN SECURITIES — 101.41% (Cost: $347,270,015)[i]	$385,105,896
Other Assets, Less Liabilities — (1.41)%	(5,341,841)

NET ASSETS — 100.00%	$379,764,055

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $347,920,187. Net unrealized appreciation was $37,185,709, of which $47,302,603 represented gross unrealized appreciation on securities and $10,116,894 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	1,000	422	(126)	1,296	$498,403	$8,038	$197
PNC Financial Services Group Inc. (The)	3,550	1,509	(451)	4,608	551,808	7,165	4,838

					$1,050,211	$15,203	$5,035

336

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2		Level 3	Total
Investments:
Assets:
Common stocks	$375,443,902	$129,311		$—	$375,573,213
Preferred stocks	2,620,460	2,004		—	2,622,464
Rights	—	0	[a]	—	0	[a]
Money market funds	6,910,219	—		—	6,910,219

Total	$384,974,581	$131,315		$—	$385,105,896

[a]	Rounds to less than $1.

337

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.82%

CHINA — 31.44%
3SBio Inc.[a,b]	850,500	$1,135,086
58.com Inc. ADR[a,c]	66,582	2,635,316
AAC Technologies Holdings Inc.	607,500	8,920,097
Agricultural Bank of China Ltd. Class H	19,926,000	9,197,542
Air China Ltd. Class H	1,462,000	1,295,161
Alibaba Group Holding Ltd. ADR[a,c]	905,661	104,603,846
Alibaba Health Information Technology Ltd.[a,c]	2,442,000	951,361
Alibaba Pictures Group Ltd.[a,c]	9,730,000	1,576,306
Aluminum Corp. of China Ltd. Class Ha,c	2,922,000	1,438,918
Anhui Conch Cement Co. Ltd. Class Hc	972,500	3,407,323
ANTA Sports Products Ltd.	730,000	2,050,839
AviChina Industry & Technology Co. Ltd. Class H	1,703,000	1,136,421
Baidu Inc. ADR[a]	219,186	39,503,893
Bank of China Ltd. Class H	64,395,000	31,214,091
Bank of Communications Co. Ltd. Class H	7,293,100	5,616,893
Beijing Capital International Airport Co. Ltd. Class H	978,000	1,380,697
Beijing Enterprises Holdings Ltd.	486,500	2,376,970
Beijing Enterprises Water Group Ltd.	3,892,000	2,982,471
Belle International Holdings Ltd.	5,103,000	3,457,748
Brilliance China Automotive Holdings Ltd.	2,430,000	4,074,188
Byd Co. Ltd. Class Hc	486,500	2,868,002
CGN Power Co. Ltd. Class Hb	8,719,000	2,634,461
China Cinda Asset Management Co. Ltd. Class H	6,804,000	2,589,484
China CITIC Bank Corp. Ltd. Class H	7,293,200	4,622,982
China Coal Energy Co. Ltd. Class Ha	1,701,000	826,710
China Communications Construction Co. Ltd. Class H	3,652,000	5,024,256
China Communications Services Corp. Ltd. Class H	1,946,000	1,108,418

Security	Shares	Value
China Conch Venture Holdings Ltd.	1,093,500	$2,179,253
China Construction Bank Corp. Class H	67,797,390	55,091,835
China Everbright Bank Co. Ltd. Class H	2,470,000	1,159,170
China Everbright International Ltd.	1,945,000	2,630,828
China Everbright Ltd.	978,000	2,238,288
China Evergrande Group[c]	3,159,000	3,375,265
China Galaxy Securities Co. Ltd. Class H	2,431,000	2,219,221
China Gas Holdings Ltd.	1,462,000	2,293,319
China Huarong Asset Management Co. Ltd. Class Ha,b	4,617,000	1,947,112
China Huishan Dairy Holdings Co. Ltd.[a,c]	3,164,000	4
China Jinmao Holdings Group Ltd.	2,924,000	947,404
China Life Insurance Co. Ltd. Class H	6,077,000	18,478,962
China Longyuan Power Group Corp. Ltd.	2,434,000	1,874,583
China Medical System Holdings Ltd.	973,000	1,681,393
China Mengniu Dairy Co. Ltd.	2,191,000	4,242,526
China Merchants Bank Co. Ltd. Class H	3,160,446	8,208,370
China Merchants Port Holdings Co. Ltd.	978,000	2,797,861
China Minsheng Banking Corp. Ltd. Class H	4,843,600	4,770,394
China Mobile Ltd.	4,981,500	53,129,253
China National Building Material Co. Ltd. Class H	2,430,000	1,618,427
China Oilfield Services Ltd. Class H	1,462,000	1,349,674
China Overseas Land & Investment Ltd.	3,239,760	9,414,093
China Pacific Insurance Group Co. Ltd. Class H	2,138,400	7,904,674
China Petroleum & Chemical Corp. Class H	20,898,000	16,927,876
China Power International Development Ltd.	2,673,000	996,676
China Railway Construction Corp. Ltd. Class H	1,579,500	2,209,560
China Railway Group Ltd. Class H	3,159,000	2,680,716
China Resources Beer Holdings Co. Ltd.[a]	1,462,000	3,518,928

338

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2017

Security	Shares	Value
China Resources Gas Group Ltd.[c]	486,000	$1,640,298
China Resources Land Ltd.	2,431,555	6,752,973
China Resources Power Holdings Co. Ltd.	1,462,000	2,635,437
China Shenhua Energy Co. Ltd. Class H	2,673,000	6,234,382
China Southern Airlines Co. Ltd. Class H	1,462,000	973,721
China State Construction International Holdings Ltd.	1,462,000	2,654,234
China Taiping Insurance Holdings Co. Ltd.[a]	1,312,390	3,273,572
China Telecom Corp. Ltd. Class H	11,178,000	5,461,411
China Unicom Hong Kong Ltd.	4,868,000	6,284,077
China Vanke Co. Ltd. Class H	1,065,584	2,704,531
Chongqing Changan Automobile Co. Ltd. Class B	705,163	933,865
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,945,000	1,337,921
CITIC Ltd.	3,404,000	4,936,917
CITIC Securities Co. Ltd. Class H	1,701,000	3,569,289
CNOOC Ltd.	14,337,000	16,719,480
COSCO SHIPPING Ports Ltd.[c]	1,462,000	1,601,563
Country Garden Holdings Co. Ltd.[c]	4,374,838	4,162,468
CRRC Corp. Ltd. Class H	3,402,500	3,320,451
CSPC Pharmaceutical Group Ltd.	3,406,000	4,729,613
Ctrip.com International Ltd. ADR[a,c]	301,077	15,207,399
Dongfeng Motor Group Co. Ltd. Class H	1,946,000	2,046,696
ENN Energy Holdings Ltd.	612,000	3,320,634
Far East Horizon Ltd.	1,461,000	1,344,994
Fosun International Ltd.	2,068,000	3,132,225
Fullshare Holdings Ltd.[c]	5,467,500	1,771,522
Fuyao Glass Industry Group Co. Ltd. Class Hb	291,600	1,031,044
GCL-Poly Energy Holdings Ltd.[a,c]	10,662,000	1,288,617
Geely Automobile Holdings Ltd.	3,645,000	4,920,894
GF Securities Co. Ltd. Class H	1,117,800	2,313,914
GOME Electrical Appliances Holding Ltd.[c]	10,171,160	1,386,224
Great Wall Motor Co. Ltd. Class H	2,552,000	2,769,366
Guangdong Investment Ltd.	2,430,000	3,761,750
Guangzhou Automobile Group Co. Ltd. Class H	1,946,855	3,028,839

Security	Shares	Value
Guangzhou R&F Properties Co. Ltd. Class H	778,000	$1,310,413
Haier Electronics Group Co. Ltd.	979,000	2,273,305
Haitian International Holdings Ltd.	489,000	1,198,365
Haitong Securities Co. Ltd. Class H	2,528,000	4,173,489
Hengan International Group Co. Ltd.	607,500	4,545,969
HengTen Networks Group Ltd.[a]	15,552,000	291,942
Huaneng Power International Inc. Class H	3,402,000	2,348,907
Huaneng Renewables Corp. Ltd. Class H	2,922,000	1,021,895
Huatai Securities Co. Ltd. Class Hb	1,215,000	2,355,780
Industrial & Commercial Bank of China Ltd. Class H	59,778,350	39,044,946
JD.com Inc. ADR[a]	543,105	19,046,692
Jiangsu Expressway Co. Ltd. Class H	974,000	1,437,666
Jiangxi Copper Co. Ltd. Class H	973,000	1,518,758
Kingsoft Corp. Ltd.	489,000	1,395,787
Kunlun Energy Co. Ltd.	2,922,000	2,641,148
Lenovo Group Ltd.	5,836,000	3,736,817
Longfor Properties Co. Ltd.	1,217,000	2,109,297
NetEase Inc. ADR	64,638	17,154,279
New China Life Insurance Co. Ltd. Class H	632,000	3,124,429
New Oriental Education & Technology Group Inc. ADR[a]	108,430	6,998,072
Nine Dragons Paper (Holdings) Ltd.	1,215,000	1,312,238
People’s Insurance Co. Group of China Ltd. (The) Class H	5,832,000	2,407,020
PetroChina Co. Ltd. Class H	16,952,000	11,944,245
PICC Property & Casualty Co. Ltd. Class H	3,891,876	6,264,992
Ping An Insurance Group Co. of China Ltd. Class H	4,252,500	23,948,351
Semiconductor Manufacturing International Corp.[a]	2,226,400	2,822,522
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,956,000	1,425,966
Shanghai Electric Group Co. Ltd. Class Ha	1,960,000	924,867
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	244,500	922,665
Shanghai Industrial Holdings Ltd.	489,000	1,546,682

339

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2017

Security	Shares	Value
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	777,696	$1,240,425
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	534,600	1,415,968
Shenzhou International Group Holdings Ltd.	489,000	3,219,111
Shimao Property Holdings Ltd.	973,000	1,563,796
SINA Corp./China[a]	45,927	3,527,653
Sino Biopharmaceutical Ltd.	3,402,000	2,799,442
Sino-Ocean Group Holding Ltd.	2,310,000	1,128,633
Sinopec Engineering Group Co. Ltd. Class H	973,500	951,276
Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,922,000	1,634,281
Sinopharm Group Co. Ltd. Class H	973,600	4,368,810
Sinotrans Ltd. Class H	1,461,000	657,469
SOHO China Ltd.	1,701,500	927,588
Sun Art Retail Group Ltd.	1,947,000	2,007,694
Sunac China Holdings Ltd.	1,461,000	1,904,782
Sunny Optical Technology Group Co. Ltd.	489,000	4,023,889
TAL Education Group Class A ADR[a,c]	35,235	4,196,841
Tencent Holdings Ltd.	4,598,500	143,910,987
Tingyi Cayman Islands Holding Corp.[c]	1,460,000	1,875,321
TravelSky Technology Ltd. Class H	731,000	1,926,764
Tsingtao Brewery Co. Ltd. Class H	486,000	2,187,064
Vipshop Holdings Ltd. ADR[a]	329,508	4,570,276
Want Want China Holdings Ltd.[c]	4,617,000	3,324,337
Weibo Corp. ADR[a,c]	27,007	1,508,611
Weichai Power Co. Ltd. Class H	729,800	1,184,187
Yanzhou Coal Mining Co. Ltd. Class H	1,460,000	1,263,354
Yum China Holdings Inc.[a]	295,245	10,073,759
YY Inc. ADR[a]	24,786	1,213,770
Zhejiang Expressway Co. Ltd. Class H	974,000	1,212,248
Zhuzhou CRRC Times Electric Co. Ltd. Class H	486,500	2,505,201
Zijin Mining Group Co. Ltd. Class H	4,374,000	1,546,567
ZTE Corp. Class H	583,600	1,125,547

		978,008,621

Security	Shares	Value
HONG KONG — 12.19%
AIA Group Ltd.	9,728,800	$67,360,014
ASM Pacific Technology Ltd.	194,500	2,895,912
Bank of East Asia Ltd. (The)[c]	972,400	4,025,854
BOC Hong Kong Holdings Ltd.[c]	3,038,500	12,501,623
Cathay Pacific Airways Ltd.	973,000	1,401,161
Cheung Kong Infrastructure Holdings Ltd.[c]	489,000	4,284,813
Cheung Kong Property Holdings Ltd.	2,189,132	15,705,918
CK Hutchison Holdings Ltd.	2,187,132	27,319,641
CLP Holdings Ltd.	1,336,500	14,099,533
First Pacific Co. Ltd./Hong Kong	1,947,000	1,499,512
Galaxy Entertainment Group Ltd.	1,944,000	10,822,843
Hang Lung Group Ltd.	729,000	3,041,581
Hang Lung Properties Ltd.	1,702,000	4,464,234
Hang Seng Bank Ltd.[c]	632,000	12,814,627
Henderson Land Development Co. Ltd.	805,284	5,104,500
HK Electric Investments & HK Electric Investments Ltd.[b]	2,189,000	1,936,384
HKT Trust & HKT Ltd.	2,916,640	3,731,325
Hong Kong & China Gas Co. Ltd.[c]	6,372,745	12,733,117
Hong Kong Exchanges & Clearing Ltd.[c]	948,000	23,353,987
Hongkong Land Holdings Ltd.	944,500	7,282,095
Hysan Development Co. Ltd.	489,000	2,307,449
Jardine Matheson Holdings Ltd.	194,400	12,544,632
Jardine Strategic Holdings Ltd.	170,100	7,190,127
Kerry Properties Ltd.	486,500	1,820,258
Li & Fung Ltd.[c]	4,868,000	2,040,447
Link REIT	1,826,000	13,135,846
Melco Resorts & Entertainment Ltd. ADR	156,629	3,438,007
MGM China Holdings Ltd.	783,200	1,784,406
MTR Corp. Ltd.	1,217,000	7,010,125
New World Development Co. Ltd.	4,619,666	5,755,612
NWS Holdings Ltd.	1,461,500	2,747,283
PCCW Ltd.	3,402,000	1,920,242
Power Assets Holdings Ltd.	1,093,500	9,841,788
Sands China Ltd.[c]	1,944,800	8,826,872
Shangri-La Asia Ltd.	978,333	1,401,293
Sino Land Co. Ltd.	2,431,200	4,119,963
SJM Holdings Ltd.	1,461,000	1,418,255

340

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2017

Security	Shares	Value
Sun Hung Kai Properties Ltd.	1,215,000	$18,230,741
Swire Pacific Ltd. Class A	440,000	4,237,324
Swire Properties Ltd.[c]	972,400	3,263,192
Techtronic Industries Co. Ltd.	1,093,500	4,695,939
WH Group Ltd.[b]	6,561,000	5,862,894
Wharf Holdings Ltd. (The)	972,000	8,304,595
Wheelock & Co. Ltd.	731,000	5,700,401
Wynn Macau Ltd.[a]	1,264,000	2,779,076
Yue Yuen Industrial Holdings Ltd.	607,500	2,401,865

		379,157,306
INDIA — 10.28%
ACC Ltd.	36,791	930,241
Adani Ports & Special Economic Zone Ltd.	680,886	3,468,465
Ambuja Cements Ltd.	499,125	1,907,894
Apollo Hospitals Enterprise Ltd.	64,401	1,234,611
Ashok Leyland Ltd.	956,496	1,269,777
Asian Paints Ltd.	233,766	4,071,555
Aurobindo Pharma Ltd.	218,796	2,063,648
Axis Bank Ltd.	1,350,763	10,701,327
Bajaj Auto Ltd.	70,194	3,125,068
Bajaj Finance Ltd.	133,893	2,656,214
Bajaj Finserv Ltd.	30,132	2,143,222
Bharat Forge Ltd.	87,860	1,563,465
Bharat Heavy Electricals Ltd.	487,950	1,332,703
Bharat Petroleum Corp. Ltd.	391,473	4,376,915
Bharti Airtel Ltd.	815,508	4,506,655
Bharti Infratel Ltd.	462,518	2,550,212
Bosch Ltd.	6,075	2,171,210
Cadila Healthcare Ltd.	171,841	1,176,014
Cipla Ltd.	284,553	2,465,787
Coal India Ltd.	554,769	2,385,774
Container Corp. of India Ltd.	34,491	652,959
Dabur India Ltd.	431,811	1,924,791
Divi’s Laboratories Ltd.	67,311	657,520
Dr. Reddy’s Laboratories Ltd.	92,340	3,730,849
Eicher Motors Ltd.	10,692	4,332,645
GAIL (India) Ltd.	344,499	2,270,330
Glenmark Pharmaceuticals Ltd.	114,210	1,588,874
Godrej Consumer Products Ltd.	97,200	2,633,300
Grasim Industries Ltd.	165,726	2,975,623
Havells India Ltd.	191,208	1,438,295
HCL Technologies Ltd.	460,485	5,827,465
Hero Motocorp Ltd.	41,147	2,122,656

Security	Shares	Value
Hindalco Industries Ltd.	981,477	$3,041,465
Hindustan Petroleum Corp. Ltd.	321,732	2,681,433
Hindustan Unilever Ltd.	520,506	7,564,854
Housing Development Finance Corp. Ltd.	1,216,074	29,057,798
ICICI Bank Ltd.	881,999	3,818,385
Idea Cellular Ltd.	1,035,423	1,383,407
IDFC Bank Ltd.	1,006,506	1,028,723
Indiabulls Housing Finance Ltd.	242,757	3,837,583
Infosys Ltd.	1,481,573	21,164,177
ITC Ltd.	2,708,156	11,703,208
JSW Steel Ltd.	697,896	2,158,889
Larsen & Toubro Ltd.	255,557	6,951,246
LIC Housing Finance Ltd.	248,348	2,582,310
Lupin Ltd.	179,820	3,741,055
Mahindra & Mahindra Financial Services Ltd.	235,252	1,233,126
Mahindra & Mahindra Ltd.	306,423	6,361,623
Marico Ltd.	370,335	1,814,544
Maruti Suzuki India Ltd.	86,508	8,774,316
Motherson Sumi Systems Ltd.	324,322	2,022,916
Nestle India Ltd.	18,883	1,966,013
NTPC Ltd.	1,352,781	3,459,233
Oil & Natural Gas Corp. Ltd.	1,015,983	2,946,240
Piramal Enterprises Ltd.	62,941	2,442,449
Power Finance Corp. Ltd.	536,961	1,335,516
Reliance Industries Ltd.	1,043,199	22,625,078
Shree Cement Ltd.	6,804	2,029,412
Shriram Transport Finance Co. Ltd.	122,475	1,977,439
Siemens Ltd.	59,539	1,214,705
State Bank of India	1,278,423	5,758,170
Sun Pharmaceuticals Industries Ltd.	777,600	7,759,682
Tata Consultancy Services Ltd.	382,852	13,528,370
Tata Motors Ltd.	1,265,910	9,030,407
Tata Motors Ltd. Class A	328,425	1,429,489
Tata Power Co. Ltd.	931,328	1,220,441
Tata Steel Ltd.	250,290	1,747,906
Tech Mahindra Ltd.	347,733	2,253,805
Titan Co. Ltd.	242,517	1,772,791
Ultratech Cement Ltd.	66,096	4,365,593
United Spirits Ltd.[a]	52,974	1,544,794
UPL Ltd.	285,595	3,578,928
Vedanta Ltd.	1,214,274	4,597,178
Wipro Ltd.	479,501	3,684,026

341

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2017

Security	Shares	Value
Yes Bank Ltd.	256,671	$6,504,553
Zee Entertainment Enterprises Ltd.	471,956	3,865,226

		319,814,566
INDONESIA — 2.94%
Adaro Energy Tbk PT	11,955,600	1,592,107
AKR Corporindo Tbk PT	1,404,300	713,792
Astra International Tbk PT	16,426,800	11,030,074
Bank Central Asia Tbk PT	9,987,300	13,299,916
Bank Danamon Indonesia Tbk PT	2,783,446	1,014,896
Bank Mandiri Persero Tbk PT	7,557,351	6,633,732
Bank Negara Indonesia Persero Tbk PT	6,148,015	2,940,475
Bank Rakyat Indonesia Persero Tbk PT	9,015,300	8,725,138
Bumi Serpong Damai Tbk PT	6,536,900	877,864
Charoen Pokphand Indonesia Tbk PT	6,026,400	1,442,285
Gudang Garam Tbk PT	389,400	1,939,842
Hanjaya Mandala Sampoerna Tbk PT	7,309,800	2,094,939
Indocement Tunggal Prakarsa Tbk PT	1,162,300	1,478,054
Indofood CBP Sukses Makmur Tbk PT	1,861,200	1,225,300
Indofood Sukses Makmur Tbk PT	3,547,800	2,229,186
Jasa Marga Persero Tbk PT	1,808,240	629,472
Kalbe Farma Tbk PT	17,350,200	2,063,176
Lippo Karawaci Tbk PT	15,441,700	915,218
Matahari Department Store Tbk PT	1,888,300	2,068,361
Media Nusantara Citra Tbk PT	4,041,600	553,374
Pakuwon Jati Tbk PT	16,694,100	782,790
Perusahaan Gas Negara Persero Tbk PT	8,893,800	1,621,422
Semen Indonesia Persero Tbk PT	2,420,700	1,602,722
Summarecon Agung Tbk PT	8,397,900	856,864
Surya Citra Media Tbk PT	4,598,700	986,742
Telekomunikasi Indonesia Persero Tbk PT	40,751,100	13,360,515
Tower Bersama Infrastructure Tbk PT	1,743,100	765,034
Unilever Indonesia Tbk PT	1,210,700	4,042,025
United Tractors Tbk PT	1,355,943	2,736,504
Waskita Karya Persero Tbk PT	3,533,900	633,658
XL Axiata Tbk PTa	2,856,300	687,878

		91,543,355
MALAYSIA — 2.89%
AirAsia Bhd	1,215,000	937,630
Alliance Financial Group Bhd	847,600	806,401
AMMB Holdings Bhd	1,417,100	1,788,921
Astro Malaysia Holdings Bhd	1,283,200	798,120

Security	Shares	Value
Axiata Group Bhd	2,119,300	$2,514,258
Berjaya Sports Toto Bhd	534,613	346,064
British American Tobacco Malaysia Bhd	121,800	1,274,958
CIMB Group Holdings Bhd	2,469,100	3,264,832
Dialog Group Bhd	2,807,962	1,261,351
DiGi.Com Bhd[c]	2,856,300	3,382,028
Felda Global Ventures Holdings Bhd	1,113,900	546,558
Gamuda Bhd	1,404,300	1,704,829
Genting Bhd	1,815,400	4,115,074
Genting Malaysia Bhd	2,469,100	3,338,774
Genting Plantations Bhd	194,700	512,203
HAP Seng Consolidated Bhd[c]	437,800	894,560
Hartalega Holdings Bhd	486,200	548,809
Hong Leong Bank Bhd	510,300	1,622,239
Hong Leong Financial Group Bhd	164,400	639,270
IHH Healthcare Bhd	2,590,100	3,687,357
IJM Corp. Bhd	2,372,300	1,912,704
IOI Corp. Bhd	1,888,300	1,996,613
IOI Properties Group Bhd	1,652,966	788,215
Kuala Lumpur Kepong Bhd	340,200	1,921,609
Lafarge Malaysia Bhd	243,400	354,363
Malayan Banking Bhd	2,891,700	6,381,591
Malaysia Airports Holdings Bhd	632,000	1,106,473
Maxis Bhd[c]	1,501,100	2,206,178
MISC Bhd	871,700	1,471,910
Petronas Chemicals Group Bhd	1,985,100	3,338,224
Petronas Dagangan Bhd	146,100	809,760
Petronas Gas Bhd	583,200	2,482,731
PPB Group Bhd	365,100	1,421,375
Public Bank Bhd	2,178,330	10,016,002
RHB Bank Bhd	632,045	800,794
RHB Bank Bhd New[a]	359,100	1
Sapura Energy Bhd	3,231,900	1,489,012
Sime Darby Bhd	1,887,500	4,056,755
Telekom Malaysia Bhd	871,500	1,296,911
Tenaga Nasional Bhd	2,759,300	8,860,779
UMW Holdings Bhd[a,c]	389,400	556,158
Westports Holdings Bhd	871,900	803,409
YTL Corp. Bhd	3,533,900	1,196,690
YTL Power International Bhd	1,501,120	522,159

		89,774,652

342

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2017

Security	Shares	Value
PHILIPPINES — 1.40%
Aboitiz Equity Ventures Inc.	1,645,830	$2,529,766
Aboitiz Power Corp.	1,162,300	988,647
Alliance Global Group Inc.	1,597,100	473,073
Ayala Corp.	188,838	3,274,855
Ayala Land Inc.	6,099,600	4,309,334
Bank of the Philippine Islands	585,659	1,228,401
BDO Unibank Inc.	1,623,260	3,895,304
DMCI Holdings Inc.	3,388,700	872,184
Energy Development Corp.	7,816,900	943,378
Globe Telecom Inc.	26,730	1,111,677
GT Capital Holdings Inc.	65,365	1,648,352
International Container Terminal Services Inc.	430,750	767,272
JG Summit Holdings Inc.	2,255,727	3,801,305
Jollibee Foods Corp.	372,750	1,566,647
Megaworld Corp.	9,203,000	747,807
Metro Pacific Investments Corp.	9,778,200	1,287,713
Metropolitan Bank & Trust Co.	401,791	679,502
PLDT Inc.	77,475	2,744,536
Robinsons Land Corp.	1,404,300	720,911
Security Bank Corp.	111,780	476,964
SM Investments Corp.	195,660	2,850,805
SM Prime Holdings Inc.	6,852,625	4,087,025
Universal Robina Corp.	730,980	2,516,333

		43,521,791
SINGAPORE — 4.47%
Ascendas REIT	1,864,118	3,414,282
CapitaLand Commercial Trust	1,718,900	1,998,435
CapitaLand Ltd.[c]	2,162,700	5,817,952
CapitaLand Mall Trust[c]	2,033,500	2,866,134
City Developments Ltd.	340,200	2,626,285
ComfortDelGro Corp. Ltd.[c]	1,743,100	3,417,110
DBS Group Holdings Ltd.	1,433,700	19,848,390
Genting Singapore PLC	5,005,800	3,993,323
Global Logistic Properties Ltd.	2,187,000	4,506,375
Golden Agri-Resources Ltd.	5,808,707	1,496,125
Hutchison Port Holdings Trust[c]	4,308,371	1,744,890
Jardine Cycle & Carriage Ltd.	73,166	2,472,369
Keppel Corp. Ltd.	1,210,700	5,639,019
Oversea-Chinese Banking Corp. Ltd.	2,551,575	17,890,416
SATS Ltd.	534,600	1,946,851
SembCorp Industries Ltd.	823,500	1,785,222

Security	Shares	Value
Singapore Airlines Ltd.[c]	437,800	$3,210,596
Singapore Exchange Ltd.	656,200	3,474,193
Singapore Press Holdings Ltd.[c]	1,322,700	3,283,801
Singapore Technologies Engineering Ltd.	1,259,100	3,414,173
Singapore Telecommunications Ltd.	6,488,100	17,361,017
StarHub Ltd.[c]	452,200	902,653
Suntec REIT[c]	1,888,500	2,391,533
United Overseas Bank Ltd.[c]	1,044,900	16,297,360
UOL Group Ltd.[c]	389,400	2,017,068
Wilmar International Ltd.	1,549,500	3,935,555
Yangzijiang Shipbuilding Holdings Ltd.	1,628,100	1,339,569

		139,090,696
SOUTH KOREA — 16.39%
AmorePacific Corp.	25,758	6,609,839
AmorePacific Group	22,356	2,583,543
BGF retail Co. Ltd.	15,795	1,519,951
BNK Financial Group Inc.	209,466	1,759,816
Celltrion Inc.[a,c]	65,310	5,142,610
Cheil Worldwide Inc.	56,133	910,145
CJ CheilJedang Corp.	6,318	1,893,346
CJ Corp.	11,907	1,956,770
CJ E&M Corp.	15,495	1,096,184
CJ Korea Express Corp.[a]	5,589	817,795
Coway Co. Ltd.	43,011	3,798,757
Daelim Industrial Co. Ltd.	22,755	1,605,788
Daewoo Engineering & Construction Co. Ltd.[a]	104,558	669,855
DGB Financial Group Inc.	141,107	1,444,676
Dongbu Insurance Co. Ltd.	40,095	2,396,045
Dongsuh Cos. Inc.	27,589	747,975
Doosan Heavy Industries & Construction Co. Ltd.[c]	39,211	801,174
E-MART Inc.	15,552	3,143,475
GS Engineering & Construction Corp.[a]	39,517	1,086,987
GS Holdings Corp.	41,553	2,165,474
GS Retail Co. Ltd.	21,787	1,016,688
Hana Financial Group Inc.	240,813	8,295,869
Hankook Tire Co. Ltd.	60,993	3,157,121
Hanmi Pharm Co. Ltd.[a]	4,414	1,196,695
Hanmi Science Co. Ltd.[a,c]	10,372	553,283
Hanon Systems	156,072	1,160,356

343

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2017

Security	Shares	Value
Hanssem Co. Ltd.	8,505	$1,644,345
Hanwha Chemical Corp.	87,376	1,931,195
Hanwha Corp.	36,791	1,291,678
Hanwha Life Insurance Co. Ltd.	177,165	957,522
Hanwha Techwin Co. Ltd.[a]	29,646	1,354,769
Hotel Shilla Co. Ltd.	26,625	1,188,637
Hyosung Corp.	16,947	2,144,624
Hyundai Department Store Co. Ltd.	12,591	1,195,033
Hyundai Development Co. Engineering & Construction	45,684	1,794,600
Hyundai Engineering & Construction Co. Ltd.	59,049	2,519,403
Hyundai Glovis Co. Ltd.	15,066	1,919,826
Hyundai Heavy Industries Co. Ltd.[a]	32,387	4,696,243
Hyundai Marine & Fire Insurance Co. Ltd.	50,101	1,615,877
Hyundai Mobis Co. Ltd.	55,161	10,761,703
Hyundai Motor Co.	124,173	15,713,957
Hyundai Steel Co.	62,694	3,024,783
Hyundai Wia Corp.	13,559	773,336
Industrial Bank of Korea	210,438	2,311,693
Kakao Corp.[c]	24,543	1,949,809
Kangwon Land Inc.	94,041	2,987,593
KB Financial Group Inc.	318,087	14,004,885
KCC Corp.	4,619	1,382,168
KEPCO Plant Service & Engineering Co. Ltd.	18,399	928,115
Kia Motors Corp.	215,055	6,586,402
Korea Aerospace Industries Ltd. Class A	53,703	3,011,030
Korea Electric Power Corp.	207,522	8,270,606
Korea Gas Corp.[a]	23,239	951,698
Korea Investment Holdings Co. Ltd.	30,977	1,396,538
Korea Zinc Co. Ltd.	6,804	2,544,250
Korean Air Lines Co. Ltd.[a]	38,321	1,032,198
KT Corp.	25,218	713,612
KT&G Corp.	93,798	8,366,726
Kumho Petrochemical Co. Ltd.[c]	15,237	1,019,014
LG Chem Ltd.	36,936	8,893,984
LG Corp.	77,274	4,590,669
LG Display Co. Ltd.	189,540	4,897,158
LG Electronics Inc.	86,022	5,223,763
LG Household & Health Care Ltd.	7,290	5,548,062
LG Innotek Co. Ltd.	11,664	1,347,936

Security	Shares	Value
LG Uplus Corp.	95,499	$1,212,726
Lotte Chemical Corp.	12,636	3,797,796
Lotte Chilsung Beverage Co. Ltd.[c]	489	720,672
Lotte Confectionery Co. Ltd.	4,376	788,365
Lotte Shopping Co. Ltd.	8,991	2,074,117
Mirae Asset Daewoo Co. Ltd.	294,634	2,309,636
NAVER Corp.	22,600	15,888,918
NCsoft Corp.	14,042	4,442,499
NH Investment & Securities Co. Ltd.	108,386	1,257,312
OCI Co. Ltd.[c]	13,559	940,157
Orion Corp./Republic of Korea	2,918	1,733,516
Ottogi Corp.	973	630,197
POSCO	59,778	14,052,742
Posco Daewoo Corp.	37,759	796,393
S-1 Corp.	15,495	1,329,038
S-Oil Corp.	36,207	3,172,368
Samsung Biologics Co. Ltd.[a,c]	13,608	2,092,803
Samsung C&T Corp.	60,993	6,619,769
Samsung Card Co. Ltd.	28,563	1,001,550
Samsung Electro-Mechanics Co. Ltd.	45,684	2,934,793
Samsung Electronics Co. Ltd.	79,461	155,793,559
Samsung Fire & Marine Insurance Co. Ltd.	26,730	6,295,492
Samsung Heavy Industries Co. Ltd.[a]	205,095	1,946,591
Samsung Life Insurance Co. Ltd.	56,619	5,448,441
Samsung SDI Co. Ltd.	44,469	5,373,484
Samsung SDS Co. Ltd.	28,188	3,406,143
Samsung Securities Co. Ltd.	46,304	1,407,961
Shinhan Financial Group Co. Ltd.	345,217	14,425,757
Shinsegae Inc.	5,832	1,048,110
SK Holdings Co. Ltd.	36,936	7,871,500
SK Hynix Inc.	471,906	22,394,695
SK Innovation Co. Ltd.	51,759	7,778,178
SK Networks Co. Ltd.	102,622	722,385
SK Telecom Co. Ltd.	16,038	3,375,605
Woori Bank	248,348	3,262,855
Yuhan Corp.	6,625	1,350,734

		509,712,514
TAIWAN — 14.26%
Acer Inc.	2,383,830	1,125,902
Advanced Semiconductor Engineering Inc.	5,246,220	6,598,855

344

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2017

Security	Shares	Value
Advantech Co. Ltd.	245,278	$1,983,621
Asia Cement Corp.	1,944,448	1,920,538
Asia Pacific Telecom Co. Ltd.[a]	1,459,000	470,037
Asustek Computer Inc.	489,100	4,806,541
AU Optronics Corp.	7,048,580	2,943,625
Casetek Holdings Ltd.	93,000	275,877
Catcher Technology Co. Ltd.	489,000	5,024,361
Cathay Financial Holding Co. Ltd.	6,561,722	10,526,245
Chailease Holding Co. Ltd.	730,811	1,862,695
Chang Hwa Commercial Bank Ltd.	4,072,032	2,361,889
Cheng Shin Rubber Industry Co. Ltd.	1,461,303	3,017,440
Chicony Electronics Co. Ltd.	493,187	1,301,173
China Airlines Ltd.	1,948,330	603,788
China Development Financial Holding Corp.	10,653,734	2,937,890
China Life Insurance Co. Ltd./Taiwan	2,918,804	2,718,451
China Steel Corp.	9,687,484	7,770,280
Chunghwa Telecom Co. Ltd.	3,159,110	10,680,097
Compal Electronics Inc.	3,402,000	2,277,697
CTBC Financial Holding Co. Ltd.	14,156,456	8,844,559
Delta Electronics Inc.	1,602,000	9,026,549
E.Sun Financial Holding Co. Ltd.	6,374,100	3,855,601
Eclat Textile Co. Ltd.	243,400	2,666,259
EVA Airways Corp.	1,522,310	749,273
Evergreen Marine Corp. Taiwan Ltd.[a]	1,471,145	648,511
Far Eastern New Century Corp.	2,433,040	2,048,299
Far EasTone Telecommunications Co. Ltd.	1,461,000	3,597,902
Feng TAY Enterprise Co. Ltd.	247,652	952,160
First Financial Holding Co. Ltd.	7,805,221	4,760,070
Formosa Chemicals & Fibre Corp.	2,676,740	8,233,120
Formosa Petrochemical Corp.	973,000	3,402,323
Formosa Plastics Corp.	3,402,400	10,228,288
Formosa Taffeta Co. Ltd.	489,000	510,540
Foxconn Technology Co. Ltd.	734,666	2,240,206
Fubon Financial Holding Co. Ltd.	5,346,111	8,381,262
Giant Manufacturing Co. Ltd.	243,000	1,469,872
Highwealth Construction Corp.	972,880	1,641,298
Hiwin Technologies Corp.	170,360	1,086,948
Hon Hai Precision Industry Co. Ltd.	12,529,146	41,028,790
Hotai Motor Co. Ltd.	243,000	2,798,797

Security	Shares	Value
HTC Corp.[a]	489,450	$1,174,511
Hua Nan Financial Holdings Co. Ltd.	5,934,074	3,323,915
Innolux Corp.	7,291,981	3,407,807
Inventec Corp.	1,945,460	1,447,601
Largan Precision Co. Ltd.	73,000	12,134,003
Lite-On Technology Corp.	1,702,371	2,967,907
MediaTek Inc.	1,221,391	8,784,656
Mega Financial Holding Co. Ltd.	8,961,827	7,203,086
Merida Industry Co. Ltd.	177,000	950,383
Micro-Star International Co. Ltd.	486,000	974,545
Nan Ya Plastics Corp.	3,894,000	9,382,977
Nanya Technology Corp.	489,000	780,397
Nien Made Enterprise Co. Ltd.	68,000	688,542
Novatek Microelectronics Corp.	487,000	1,872,394
OBI Pharma Inc.[a]	75,000	705,976
Pegatron Corp.	1,703,000	5,017,954
Phison Electronics Corp.	116,000	1,093,832
Pou Chen Corp.	1,704,000	2,386,199
Powertech Technology Inc.	487,200	1,529,211
President Chain Store Corp.	489,000	4,254,499
Quanta Computer Inc.	2,191,000	4,538,713
Realtek Semiconductor Corp.	243,642	823,688
Ruentex Development Co. Ltd.[a]	622,747	760,605
Ruentex Industries Ltd.	489,195	787,194
Shin Kong Financial Holding Co. Ltd.[a]	7,047,457	1,880,350
Siliconware Precision Industries Co. Ltd.	1,702,661	2,759,608
SinoPac Financial Holdings Co. Ltd.	8,106,073	2,477,147
Standard Foods Corp.	327,735	809,262
Synnex Technology International Corp.	1,251,950	1,356,891
TaiMed Biologics Inc.[a]	109,000	655,712
Taishin Financial Holding Co. Ltd.	7,047,049	2,907,950
Taiwan Business Bank	3,066,681	847,705
Taiwan Cement Corp.	2,675,000	3,112,011
Taiwan Cooperative Financial Holding Co. Ltd.	6,320,743	3,215,783
Taiwan Fertilizer Co. Ltd.	489,000	661,271
Taiwan Mobile Co. Ltd.	1,461,000	5,399,274
Taiwan Semiconductor Manufacturing Co. Ltd.	19,849,670	127,962,640

345

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2017

Security	Shares	Value
Teco Electric and Machinery Co. Ltd.	1,461,000	$1,447,877
Transcend Information Inc.	137,000	467,701
Uni-President Enterprises Corp.	3,894,694	7,190,165
United Microelectronics Corp.	9,685,000	3,868,093
Vanguard International Semiconductor Corp.	731,000	1,395,565
Wistron Corp.	2,080,538	1,965,309
WPG Holdings Ltd.	1,219,240	1,545,720
Yuanta Financial Holding Co. Ltd.	7,749,556	3,313,423
Yulon Motor Co. Ltd.	731,000	661,440
Zhen Ding Technology Holding Ltd.	489,097	1,144,485

		443,413,606
THAILAND — 2.56%
Advanced Info Service PCL NVDR	826,200	4,179,965
Airports of Thailand PCL NVDR	3,402,000	3,958,673
Bangkok Bank PCL Foreign	194,500	1,051,503
Bangkok Dusit Medical Services PCL NVDR	3,292,900	1,932,520
Bangkok Expressway & Metro PCL	5,663,500	1,178,873
Banpu PCL NVDR	1,478,200	820,510
BEC World PCL NVDR[c]	996,300	538,618
Berli Jucker PCL NVDR	899,100	1,130,698
BTS Group Holdings PCL NVDR	4,961,700	1,219,267
Bumrungrad Hospital PCL NVDR	291,800	1,480,512
Central Pattana PCL NVDR	1,065,500	1,848,222
Charoen Pokphand Foods PCL NVDR	2,211,400	1,710,175
CP ALL PCL NVDR	3,993,200	7,042,070
Delta Electronics Thailand PCL NVDR	389,400	1,035,698
Electricity Generating PCL NVDR[c]	97,300	618,849
Energy Absolute PCL NVDR	920,300	718,361
Glow Energy PCL NVDR	437,800	1,037,861
Home Product Center PCL NVDR	3,465,643	971,863
Indorama Ventures PCL NVDR	1,176,700	1,250,180
IRPC PCL NVDR	8,374,600	1,355,818
Kasikornbank PCL Foreign	1,020,600	5,458,543
Kasikornbank PCL NVDR	378,675	2,025,293
KCE Electronics PCL NVDR	218,700	673,361
Krung Thai Bank PCL NVDR	3,049,975	1,745,866
Minor International PCL NVDR[c]	1,840,520	1,982,058

Security	Shares	Value
PTT Exploration & Production PCL NVDR	1,138,184	$3,200,011
PTT Global Chemical PCL NVDR	1,677,876	3,638,066
PTT PCL NVDR	799,200	8,987,823
Robinson Department Store PCL NVDR	340,200	614,701
Siam Cement PCL (The) Foreign	243,400	3,771,680
Siam Cement PCL (The) NVDR	97,300	1,507,742
Siam Commercial Bank PCL (The) NVDR	1,380,600	6,226,470
Thai Oil PCL NVDR	680,400	1,534,293
Thai Union Group PCL NVDR	1,598,300	984,209
TMB Bank PCL NVDR	11,617,400	765,761
True Corp. PCL NVDR	8,317,690	1,575,047

		79,771,160

TOTAL COMMON STOCKS
(Cost: $2,717,547,354)		3,073,808,267

PREFERRED STOCKS — 0.94%

INDIA — 0.01%
Vedanta Ltd., Preference Shares	14,512,080	172,857

		172,857
SOUTH KOREA — 0.93%
AmorePacific Corp., Preference Shares	7,290	1,217,242
Hyundai Motor Co., Preference Shares	17,982	1,458,598
Hyundai Motor Co. Series 2, Preference Shares	30,375	2,650,705
LG Chem Ltd., Preference Shares	5,832	932,792
LG Household & Health Care Ltd., Preference Shares	1,703	800,690
Samsung Electronics Co. Ltd., Preference Shares	14,337	22,086,968

		29,146,995

TOTAL PREFERRED STOCKS
(Cost: $15,801,997)		29,319,852

346

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2017

Security	Shares	Value

RIGHTS — 0.00%

CHINA — 0.00%
Bank of Communications Co. Ltd. (Expires 05/31/17)[a]	14,346	$—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 5.16%

MONEY MARKET FUNDS — 5.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	153,216,658	153,277,945
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	7,278,917	7,278,917

		160,556,862

Security	Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $160,522,517)	$160,556,862

TOTAL INVESTMENTS IN SECURITIES — 104.92% (Cost: $2,893,871,868)[g]	3,263,684,981
Other Assets, Less Liabilities — (4.92)%	(153,095,167)

NET ASSETS — 100.00%	$3,110,589,814

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $2,968,689,561. Net unrealized appreciation was $294,995,420, of which $577,566,140 represented gross unrealized appreciation on securities and $282,570,720 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2		Level 3	Total
Investments:
Assets:
Common stocks	$3,063,882,749	$9,925,513		$5	$3,073,808,267
Preferred stocks	29,146,995	—		172,857	29,319,852
Rights	—	0	[a]	—	0	[a]
Money market funds	160,556,862	—		—	160,556,862

Total	$3,253,586,606	$9,925,513		$172,862	$3,263,684,981

[a]	Rounds to less than $1.

347

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHINA A ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 1.50%
AECC Aero-Engine Control Co. Ltd. Class A	2,800	$9,438
AECC Aviation Power Co. Ltd. Class A	4,900	24,403
AVIC Aircraft Co. Ltd. Class A	9,100	31,532
AVIC Electromechanical Systems Co. Ltd. Class A	6,300	15,464
AVIC Helicopter Co. Ltd. Class A	2,100	14,499
China Aerospace Times Electronics Co. Ltd. Class A	4,200	10,267
China Avionics Systems Co. Ltd. Class A	4,900	13,199
China Spacesat Co. Ltd. Class A	4,200	18,511

		137,313
AIR FREIGHT & LOGISTICS — 0.16%
Shenzhen Feima International Supply Chain Co. Ltd. Class A	3,640	9,689
Sinotrans Air Transportation Development Co. Ltd. Class A	2,100	5,267

		14,956
AIRLINES — 0.96%
Air China Ltd. Class A	12,600	16,240
China Eastern Airlines Corp. Ltd. Class A	29,400	28,004
China Southern Airlines Co. Ltd. Class A	22,400	25,007
Hainan Airlines Co. Ltd. Class Aa	39,200	18,982

		88,233
AUTO COMPONENTS — 1.50%
Anhui Zhongding Sealing Parts Co. Ltd. Class A	4,200	13,512
China Shipbuilding Industry Group Power Co. Ltd. Class Aa	3,500	15,548
Fuyao Glass Industry Group Co. Ltd. Class A	9,100	29,685
Huayu Automotive Systems Co. Ltd. Class A	10,500	28,589
Ningbo Joyson Electronic Corp. Class Aa	1,400	6,284
Shandong Linglong Tyre Co. Ltd. Class Aa	2,800	9,081
Wanxiang Qianchao Co. Ltd. Class A	7,000	11,296
Weifu High-Technology Group Co. Ltd. Class A	1,400	5,009

Security	Shares	Value
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	6,300	$18,405

		137,409
AUTOMOBILES — 2.01%
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	4,900	7,417
Beiqi Foton Motor Co. Ltd. Class A	21,000	9,438
BYD Co. Ltd. Class A	4,900	36,856
Chongqing Changan Automobile Co. Ltd. Class A	11,900	26,380
FAW CAR Co. Ltd. Class A	4,900	7,672
SAIC Motor Corp. Ltd. Class A	24,500	96,794

		184,557

BANKS — 14.71%
Agricultural Bank of China Ltd. Class A	226,800	111,141
Bank of Beijing Co. Ltd. Class A	48,720	63,501
Bank of China Ltd. Class A	149,100	77,605
Bank of Communications Co. Ltd. Class A	119,000	103,862
Bank of Guiyang Co. Ltd. Class Aa	4,200	9,566
Bank of Jiangsu Co. Ltd. Class Aa	9,100	12,098
Bank of Nanjing Co. Ltd. Class A	19,600	30,008
Bank of Ningbo Co. Ltd. Class A	11,900	30,382
Bank of Shanghai Co. Ltd. Class Aa	2,100	6,908
China CITIC Bank Corp. Ltd. Class A	30,100	26,271
China Construction Bank Corp. Class A	30,800	26,704
China Everbright Bank Co. Ltd. Class A	123,900	69,338
China Merchants Bank Co. Ltd. Class A	62,300	172,790
China Minsheng Banking Corp. Ltd. Class A	88,200	100,637
Huaxia Bank Co. Ltd. Class A	28,000	43,153
Industrial & Commercial Bank of China Ltd. Class A	156,800	110,938
Industrial Bank Co. Ltd. Class A	61,600	138,072
Ping An Bank Co. Ltd. Class A	53,760	70,070
Shanghai Pudong Development Bank Co. Ltd. Class A	66,220	146,027

		1,349,071
BEVERAGES — 4.62%
Beijing Yanjing Brewery Co. Ltd. Class A	4,900	4,952
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	3,500	40,595

348

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

April 30, 2017

Security	Shares	Value
Kweichow Moutai Co. Ltd. Class A	4,200	$251,778
Luzhou Laojiao Co. Ltd. Class A	4,900	33,034
Tsingtao Brewery Co. Ltd. Class A	2,100	9,740
Wuliangye Yibin Co. Ltd. Class A	12,600	83,118

		423,217
BIOTECHNOLOGY — 0.76%
Beijing SL Pharmaceutical Co. Ltd. Class A	2,100	7,706
Beijing Tiantan Biological Products Corp. Ltd. Class Aa	1,400	9,294
Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	2,310	6,926
Hualan Biological Engineering Inc. Class A	3,500	18,577
Shanghai RAAS Blood Products Co. Ltd. Class A	9,240	27,155

		69,658

BUILDING PRODUCTS — 0.12%
Beijing New Building Materials PLC Class A	4,900	10,777

		10,777
CAPITAL MARKETS — 7.75%
Anxin Trust Co. Ltd. Class A	15,400	25,587
Changjiang Securities Co. Ltd. Class A	16,800	23,431
China Merchants Securities Co. Ltd. Class A	18,200	42,061
CITIC Securities Co. Ltd. Class A	29,400	69,180
Dongxing Securities Co. Ltd. Class A	5,600	13,948
Everbright Securities Co. Ltd. Class A	12,600	26,963
Founder Securities Co. Ltd. Class A	26,600	32,549
GF Securities Co. Ltd. Class A	18,900	45,843
Guosen Securities Co. Ltd. Class A	13,300	26,571
Guotai Junan Securities Co. Ltd. Class A	18,900	49,871
Guoyuan Securities Co. Ltd. Class A	3,800	11,603
Haitong Securities Co. Ltd. Class A	26,600	57,269
Huatai Securities Co. Ltd. Class A	16,100	39,682
Industrial Securities Co. Ltd. Class A	21,700	23,848
Northeast Securities Co. Ltd. Class A	7,700	12,492
Orient Securities Co. Ltd./China Class A	12,600	26,580

Security	Shares	Value
Pacific Securities Co. Ltd. (The)/China Class A	25,200	$15,637
SDIC Essence Holdings Co. Ltd. Class A	7,700	16,366
Sealand Securities Co. Ltd. Class A	14,700	12,660
Shaanxi International Trust Co. Ltd. Class A	12,600	10,942
Shenwan Hongyuan Group Co. Ltd. Class A	66,150	56,680
Sinolink Securities Co. Ltd. Class A	9,100	17,481
SooChow Securities Co. Ltd. Class A	9,100	15,753
Southwest Securities Co. Ltd. Class A	16,100	14,262
Western Securities Co. Ltd. Class A	11,466	23,406

		710,665

CHEMICALS — 2.77%
CEFC Anhui International Holding Co. Ltd. Class A	9,000	9,643
China Hainan Rubber Industry Group Co. Ltd. Class Aa	15,400	12,816
Do-Fluoride Chemicals Co. Ltd. Class A	1,400	4,453
Hongda Xingye Co. Ltd. Class A	8,858	10,852
Huapont Life Sciences Co. Ltd. Class A	7,000	8,332
Hubei Biocause Pharmaceutical Co. Ltd. Class A	11,200	11,107
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	25,500	17,339
Jiangsu Bicon Pharmaceutical Listed Co. Class A	2,100	7,977
Kangde Xin Composite Material Group Co. Ltd. Class A	11,200	32,330
Kingenta Ecological Engineering Group Co. Ltd. Class A	11,200	12,032
Kingfa Sci & Tech Co. Ltd. Class A	7,700	9,087
Luxin Venture Capital Group Co. Ltd. Class A	2,100	6,415
Qinghai Salt Lake Industry Co. Ltd. Class A	4,900	11,409
Sichuan Hebang Biotechnology Co. Ltd. Class A	7,000	5,054
Sinopec Shanghai Petrochemical Co. Ltd. Class A	16,100	15,429
Tianqi Lithium Industries Inc. Class A	2,800	19,571
Wanhua Chemical Group Co. Ltd. Class A	7,000	28,275
Xinjiang Zhongtai Chemical Co. Ltd.	4,200	7,520
Zhejiang Juhua Co. Ltd. Class A	6,500	12,402

349

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

April 30, 2017

Security	Shares	Value
Zhejiang Longsheng Group Co. Ltd. Class A	8,400	$11,582

		253,625
COMMERCIAL SERVICES & SUPPLIES — 0.39%
Eternal Asia Supply Chain Management Ltd. Class A	5,600	7,104
Jihua Group Corp. Ltd. Class A	11,200	13,543
Tus-Sound Environmental Resources Co. Ltd. Class A	2,800	15,012

		35,659
COMMUNICATIONS EQUIPMENT — 1.13%
Beijing Xinwei Technology Group Co. Ltd. Class A	11,200	23,707
Datang Telecom Technology Co. Ltd. Class Aa	3,500	8,611
Fiberhome Telecommunication Technologies Co. Ltd. Class A	4,200	14,011
Guangzhou Haige Communications Group Inc. Co. Class A	5,600	9,053
Hengtong Optic-electric Co. Ltd. Class A	2,800	9,792
Tongding Interconnection Information Co. Ltd. Class A	2,800	5,562
ZTE Corp. Class A	12,800	32,958

		103,694
CONSTRUCTION & ENGINEERING — 5.17%
China CAMC Engineering Co. Ltd. Class A	3,360	13,869
China Communications Construction Co. Ltd. Class A	9,800	24,623
China Gezhouba Group Co. Ltd. Class A	16,800	29,082
China National Chemical Engineering Co. Ltd. Class A	20,300	21,985
China Nuclear Engineering Corp. Ltd. Class Aa	4,200	9,444
China Railway Construction Corp. Ltd. Class A	29,400	55,583
China Railway Erju Co. Ltd. Class A	4,900	11,381
China Railway Group Ltd. Class A	49,000	62,374
China State Construction Engineering Corp. Ltd. Class A	98,000	132,989
Metallurgical Corp. of China Ltd. Class A	43,400	31,776

Security	Shares	Value
Power Construction Corp. of China Ltd. Class A	30,100	$36,308
Shanghai Construction Group Co. Ltd. Class A	23,100	15,808
Shanghai Tunnel Engineering Co. Ltd. Class A	10,500	15,589
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	8,400	13,396

		474,207
CONSTRUCTION MATERIALS — 0.85%
Anhui Conch Cement Co. Ltd. Class A	11,900	36,576
BBMG Corp. Class A	22,400	26,241
China Jushi Co. Ltd. Class A	9,100	15,027

		77,844
CONTAINERS & PACKAGING — 0.11%
Org Packaging Co. Ltd. Class A	9,800	10,145

		10,145
DISTRIBUTORS — 0.36%
Anhui Xinhua Media Co. Ltd. Class A	3,500	7,627
Liaoning Cheng Da Co. Ltd. Class Aa	4,900	12,162
Wuchan Zhongda Group Co. Ltd. Class A	8,190	12,871

		32,660
DIVERSIFIED CONSUMER SERVICES — 0.06%
Zhejiang Yasha Decoration Co. Ltd. Class A	3,500	5,115

		5,115
DIVERSIFIED FINANCIAL SERVICES — 0.41%
Avic Capital Co. Ltd. Class A	28,000	25,088
Bohai Financial Investment Holding Co. Ltd. Class Aa	12,600	12,732

		37,820
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.15%
Dr. Peng Telecom & Media Group Co. Ltd. Class A	4,900	14,095

		14,095
ELECTRICAL EQUIPMENT — 2.29%
Changyuan Group Ltd. Class A	5,040	10,449
China XD Electric Co. Ltd. Class A	12,600	11,089
Dongfang Electric Corp. Ltd. Class A	7,000	9,641

350

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

April 30, 2017

Security	Shares	Value
Fangda Carbon New Material Co. Ltd. Class Aa	5,600	$7,721
Henan Pinggao Electric Co. Ltd. Class A	4,900	10,763
Jiangsu Zhongtian Technology Co. Ltd. Class A	10,500	16,182
Jiangsu Zongyi Co. Ltd. Class Aa	1,400	1,587
Jiangxi Special Electric Motor Co. Ltd. Class Aa	4,900	6,777
Luxshare Precision Industry Co. Ltd. Class A	4,200	16,520
NARI Technology Co. Ltd. Class A	8,400	21,130
Qingdao Hanhe Cable Co. Ltd. Class A	11,900	6,763
Shanghai Electric Group Co. Ltd. Class Aa	21,700	29,259
TBEA Co. Ltd. Class A	12,600	20,698
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	8,400	18,280
XJ Electric Co. Ltd. Class A	3,500	9,134
Zhejiang Chint Electrics Co. Ltd. Class A	4,900	13,775

		209,768
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.11%
AVIC Jonhon OptronicTechnology Co. Ltd. Class A	2,100	11,527
Chengdu Santai Holding Group Co. Ltd. Class A	7,000	6,921
China Security & Fire Co. Ltd. Class A	4,200	10,614
Dongxu Optoelectronic Technology Co. Ltd. Class A	15,000	22,900
GoerTek Inc. Class A	8,400	21,154
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	21,000	111,342
Jiangsu Protruly Vision Technology Group Co. Ltd. Class Aa	7,700	14,033
Shenzhen O-Film Tech Co. Ltd. Class A	3,500	19,689
Suzhou Victory Precision Manufacture Co. Ltd. Class A	10,500	11,691
Tianma Microelectronics Co. Ltd. Class A	4,200	10,492
Tsinghua Unisplendour Co. Ltd. Class A	1,400	10,585
Westone Information Industry Inc. Class A	1,400	6,373
Zhejiang Dahua Technology Co. Ltd. Class A	10,500	28,010

		285,331
ENERGY EQUIPMENT & SERVICES — 0.20%
Offshore Oil Engineering Co. Ltd. Class A	12,600	12,678

Security	Shares	Value
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	2,100	$5,279

		17,957
FOOD & STAPLES RETAILING — 0.49%
Shanghai Bailian Group Co. Ltd. Class Aa	4,900	10,919
Shenzhen Agricultural Products Co. Ltd. Class A	6,300	8,522
Yonghui Superstores Co. Ltd. Class A	29,400	25,916

		45,357
FOOD PRODUCTS — 2.00%
Beijing Dabeinong Technology Group Co. Ltd. Class A	13,300	12,360
Bright Dairy & Food Co. Ltd. Class A	3,500	6,541
COFCO Tunhe Sugar Co. Ltd. Class A	4,900	7,097
Fujian Sunner Development Co. Ltd. Class Aa	3,500	8,490
Guangdong Haid Group Co. Ltd. Class A	4,900	12,255
Heilongjiang Agriculture Co. Ltd. Class A	4,900	7,736
Henan Shuanghui Investment & Development Co. Ltd. Class A	9,100	28,669
Hunan Dakang International Food & Agriculture Co. Ltd. Class Aa	9,800	4,973
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	19,600	51,889
MeiHua Holdings Group Co. Ltd. Class A	11,200	10,847
Muyuan Foodstuff Co. Ltd. Class A	2,800	11,326
New Hope Liuhe Co. Ltd. Class A	10,500	12,437
Yuan Longping High-Tech Agriculture Co. Ltd. Class A	2,800	8,671

		183,291
GAS UTILITIES — 0.07%
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	7,000	6,089

		6,089
HEALTH CARE EQUIPMENT & SUPPLIES — 0.07%
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	1,400	6,871

		6,871
HEALTH CARE PROVIDERS & SERVICES — 1.19%
China National Accord Medicines Corp. Ltd. Class A	1,400	15,457

351

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

April 30, 2017

Security	Shares	Value
Huadong Medicine Co. Ltd. Class A	2,100	$27,097
Jointown Pharmaceutical Group Co. Ltd. Class A	3,500	9,865
Meinian Onehealth Healthcare Holdings Co. Ltd. Class Aa	5,100	10,980
Realcan Pharmaceutical Co. Ltd. Class A	1,400	8,214
Searainbow Holding Corp. Class Aa	2,800	13,356
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	7,000	24,093

		109,062
HOTELS, RESTAURANTS & LEISURE — 0.61%
China International Travel Service Corp. Ltd. Class A	2,100	16,182
Shanghai Jinjiang International Hotels Development Co. Ltd. Class A	2,300	8,877
Shenzhen Overseas Chinese Town Co. Ltd. Class A	25,900	30,603

		55,662
HOUSEHOLD DURABLES — 3.14%
Gree Electric Appliances Inc. of Zhuhai Class A	9,100	43,538
Hang Zhou Great Star Industrial Co. Ltd. Class A	4,200	9,713
Hangzhou Robam Appliances Co. Ltd. Class A	3,500	27,655
Hisense Electric Co. Ltd. Class A	4,200	10,443
Leo Group Co. Ltd. Class A	4,900	8,831
Midea Group Co. Ltd. Class A	21,000	102,482
NavInfo Co. Ltd. Class A	3,150	8,828
Qingdao Haier Co. Ltd. Class A	20,300	35,877
Sichuan Changhong Electric Co. Ltd. Class Aa	20,300	11,125
Suofeiya Home Collection Co. Ltd. Class A	700	3,527
TCL Corp. Class A	35,700	18,167
Yihua Lifestyle Technology Co. Ltd. Class A	4,900	7,459

		287,645
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.49%
China National Nuclear Power Co. Ltd. Class A	41,300	46,345
China Yangtze Power Co. Ltd. Class A	44,100	88,809

Security	Shares	Value
GD Power Development Co. Ltd. Class A	60,200	$29,413
Huadian Power International Corp. Ltd. Class A	16,800	12,666
Huaneng Power International Inc. Class A	18,200	20,582
Hubei Energy Group Co. Ltd. Class A	17,500	12,280
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	15,400	7,413
SDIC Power Holdings Co. Ltd. Class A	21,700	23,564
Shanghai Electric Power Co. Ltd. Class A	6,300	11,883
Shenergy Co. Ltd. Class A	14,700	12,830
Shenzhen Energy Group Co. Ltd. Class A	9,800	9,932
Sichuan Chuantou Energy Co. Ltd. Class A	16,100	21,918
Zhejiang Zheneng Electric Power Co. Ltd. Class A	28,000	22,205

		319,840
INDUSTRIAL CONGLOMERATES — 0.10%
China Baoan Group Co. Ltd. Class A	7,560	9,196

		9,196
INSURANCE — 3.69%
China Life Insurance Co. Ltd. Class A	8,400	31,822
China Pacific Insurance Group Co. Ltd. Class A	19,600	78,856
New China Life Insurance Co. Ltd. Class A	5,600	36,406
Ping An Insurance Group Co. of China Ltd. Class A	33,600	184,918
Xishui Strong Year Co. Ltd. Inner Mongolia Class A	2,800	5,919

		337,921
INTERNET & DIRECT MARKETING RETAIL — 0.11%
Global Top E-Commerce Co. Ltd. Class A	4,200	10,175

		10,175
INTERNET SOFTWARE & SERVICES — 0.12%
Digital China Group Co. Ltd. Class Aa	1,400	4,963
People.cn Co. Ltd. Class A	2,800	6,032

		10,995
IT SERVICES — 0.35%
DHC Software Co. Ltd. Class A	4,200	12,873
Digital China Information Service Co. Ltd. Class A	4,200	10,948
Taiji Computer Corp. Ltd. Class A	2,100	8,291

		32,112

352

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

April 30, 2017

Security	Shares	Value
MACHINERY — 4.06%
Avic Aviation High-Technology Co. Ltd. Class Aa	4,900	$7,829
Beijing SPC Environmental Protection Tech Co. Ltd. Class A	2,800	9,130
China CSSC Holdings Ltd. Class A	4,200	16,234
China International Marine Containers Group Co. Ltd. Class A	3,500	8,205
China Shipbuilding Industry Co. Ltd. Class Aa	50,400	51,442
CITIC Heavy Industries Co. Ltd. Class A	11,900	9,558
CRRC Corp. Ltd. Class A	73,500	107,627
CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	2,100	9,965
Han’s Laser Technology Industry Group Co. Ltd. Class A	2,100	8,954
Hefei Meiya Optoelectronic Technology Inc. Class A	2,100	6,278
Hunan Jiangnan Red Arrow Co. Ltd. Class Aa	4,200	8,568
North Navigation Control Technology Co. Ltd. Class A	4,200	9,548
Sany Heavy Industry Co. Ltd. Class A	25,900	26,398
Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	3,500	10,722
Taihai Manoir Nuclear Equipment Co. Ltd. Class A	1,400	9,682
Tian Di Science & Technology Co. Ltd. Class A	11,200	8,476
Weichai Power Co. Ltd. Class A	11,200	18,219
XCMG Construction Machinery Co. Ltd. Class Aa	25,900	14,119
Zhengzhou Yutong Bus Co. Ltd. Class A	5,600	16,352
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	23,100	15,037

		372,343
MARINE — 0.42%
China COSCO Holdings Co. Ltd. Class Aa	23,100	18,420
China Shipping Container Lines Co. Ltd. Class Aa	23,100	13,062
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	7,700	7,446

		38,928

Security	Shares	Value
MEDIA — 2.14%
Beijing Gehua CATV Network Co. Ltd. Class A	6,300	$14,039
China Film Co. Ltd. Class A	2,800	8,521
China Media Group Class A	6,300	10,001
China South Publishing & Media Group Co. Ltd. Class A	6,300	15,345
Chinese Universe Publishing and Media Co. Ltd. Class A	4,900	15,338
CITIC Guoan Information Industry Co. Ltd. Class A	14,000	18,532
Cultural Investment Holdings Co. Ltd. Class Aa	3,500	11,306
Guangdong Advertising Group Co. Ltd. Class A	4,200	8,397
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	4,900	8,837
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class Aa	8,190	12,313
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	7,000	9,946
Jishi Media Co. Ltd. Class A	10,500	5,800
Shanghai Oriental Pearl Media Co. Ltd. Class A	8,400	25,368
Visual China Group Co. Ltd. Class Aa	2,100	5,654
Wanda Cinema Line Co. Ltd. Class A	2,100	16,051
Zhejiang Daily Media Group Co. Ltd. Class A	4,200	11,058

		196,506
METALS & MINING — 4.89%
Aluminum Corp. of China Ltd. Class Aa	32,900	23,134
Angang Steel Co. Ltd. Class Aa	12,600	9,737
Baoshan Iron & Steel Co. Ltd. Class A	50,680	45,850
Beijing Shougang Co. Ltd. Class Aa	14,700	16,581
China Molybdenum Co. Ltd. Class A	27,300	17,415
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd. Class A	7,000	7,936
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	10,900	18,000
GEM Co. Ltd.	6,300	6,330
Guangdong HEC Technology Holding Co. Ltd. Class A	8,400	8,878
Hesteel Co. Ltd. Class A	32,200	23,529

353

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

April 30, 2017

Security	Shares	Value
Inner Mongolia BaoTou Steel Union Co. Ltd. Class Aa	86,100	$37,698
Jiangsu Shagang Co. Ltd. Class Aa	5,600	14,687
Jiangxi Copper Co. Ltd. Class A	5,600	13,331
Jiangxi Ganfeng Lithium Co. Ltd. Class A	2,800	17,115
Jinduicheng Molybdenum Co. Ltd. Class Aa	9,100	9,750
Maanshan Iron & Steel Co. Ltd. Class Aa	16,100	7,516
Shandong Gold Mining Co. Ltd. Class A	5,600	29,326
Shandong Iron and Steel Co. Ltd. Class Aa	15,400	6,006
Shandong Nanshan Aluminum Co. Ltd. Class A	18,900	9,453
Shanxi Taigang Stainless Steel Co. Ltd. Class Aa	16,100	10,270
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	6,300	9,390
Tongling Nonferrous Metals Group Co. Ltd. Class Aa	31,500	13,016
Western Mining Co. Ltd. Class A	4,900	5,158
Xiamen Tungsten Co. Ltd. Class A	3,500	10,311
Xinxing Ductile Iron Pipes Co. Ltd. Class A	10,500	10,702
Yunnan Chihong Zinc & Germanium Co. Ltd. Class A	14,000	12,402
Yunnan Tin Co. Ltd. Class Aa	2,800	4,847
Zhejiang Huayou Cobalt Co. Ltd.[a]	700	4,803
Zhongjin Gold Corp. Ltd. Class Aa	12,600	20,917
Zijin Mining Group Co. Ltd. Class A	49,700	24,355

		448,443
MULTILINE RETAIL — 0.20%
Nanjing Xinjiekou Department Store Co. Ltd. Class A	3,500	18,004

		18,004
OIL, GAS & CONSUMABLE FUELS — 2.55%
China Merchants Energy Shipping Co. Ltd. Class A	14,700	10,997
China Petroleum & Chemical Corp. Class A	84,000	70,392
China Shenhua Energy Co. Ltd. Class A	14,000	39,519
Geo-Jade Petroleum Corp. Class A	7,700	7,089
Guanghui Energy Co. Ltd. Class Aa	9,100	5,713

Security	Shares	Value
Jizhong Energy Resources Co. Ltd. Class A	10,500	$10,260
Oriental Energy Co. Ltd. Class A	3,500	6,049
PetroChina Co. Ltd. Class A	35,700	40,372
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class Aa	9,100	10,476
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	9,800	12,517
Wintime Energy Co. Ltd. Class A	25,200	13,299
Yang Quan Coal Industry Group Co. Ltd. Class Aa	7,000	6,830

		233,513
PERSONAL PRODUCTS — 0.07%
Shanghai Jahwa United Co. Ltd. Class A	1,400	6,118

		6,118
PHARMACEUTICALS — 4.93%
Aurora Optoelectronics Co. Ltd. Class Aa	1,400	5,651
Beijing Tongrentang Co. Ltd. Class A	4,200	18,895
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	3,500	14,147
Dong-E-E-Jiao Co. Ltd. Class A	2,100	20,061
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class Aa	9,100	5,937
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,800	11,225
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	4,200	10,029
Hainan Haiyao Co. Ltd. Class Aa	3,500	6,840
Harbin Gloria Pharmaceuticals Co. Ltd. Class A	6,300	6,622
Harbin Pharmaceutical Group Co. Ltd. Class A	9,800	8,795
Hengkang Medical Group Co. Ltd. Class Aa	5,000	8,424
Humanwell Healthcare Group Co. Ltd. Class A	4,200	12,179
Jiangsu Hengrui Medicine Co. Ltd. Class A	8,400	65,313
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	2,100	8,756
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	4,200	5,523

354

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

April 30, 2017

Security	Shares	Value
Kangmei Pharmaceutical Co. Ltd. Class A	14,000	$39,438
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	5,600	23,984
Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	2,800	8,314
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	4,200	18,073
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	3,500	8,682
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	4,900	11,423
Tasly Pharmaceutical Group Co. Ltd. Class A	4,200	25,423
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	5,600	17,545
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class Aa	2,700	7,081
Yifan Pharmaceutical Co. Ltd. Class A	3,500	8,352
Yunnan Baiyao Group Co. Ltd. Class A	3,500	43,386
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	2,100	16,800
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	2,100	5,791
Zhejiang NHU Co. Ltd. Class A	3,500	9,408

		452,097
PROFESSIONAL SERVICES — 0.24%
Beijing Orient Landscape & Ecology Co. Ltd. Class A	8,750	22,340

		22,340
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.04%
Beijing Capital Development Co. Ltd. Class A	9,800	17,036
Beijing Urban Construction Investment & Development Co. Ltd. Class A	7,700	18,107
China Fortune Land Development Co. Ltd. Class A	6,300	33,366
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	21,700	60,154
China Vanke Co. Ltd. Class A	28,000	79,160
Chongqing Dima Industry Co. Ltd. Class A	11,900	10,938
COFCO Property Group Co. Ltd. Class A	3,500	4,389
Financial Street Holdings Co. Ltd. Class A	9,800	16,709
Future Land Holdings Co. Ltd. Class A	8,400	18,999

Security	Shares	Value
Gemdale Corp. Class A	14,000	$23,423
Jinke Properties Group Co. Ltd. Class A	21,000	18,298
Kunwu Jiuding Investment Holdings Co. Ltd. Class A	1,400	8,044
Oceanwide Holdings Co. Ltd. Class A	7,700	9,623
Poly Real Estate Group Co. Ltd. Class A	39,900	54,493
RiseSun Real Estate Development Co. Ltd. Class A	18,900	32,197
Shanghai AJ Group Co. Ltd. Class Aa	7,700	16,723
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	700	1,777
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	2,100	7,185
Shanghai SMI Holding Co. Ltd. Class Aa	8,766	15,086
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,800	6,589
Shenzhen World Union Properties Consultancy Inc. Class A	2,800	3,284
Sunshine City Group Co. Ltd. Class A	13,300	10,374
Tahoe Group Co. Ltd. Class A	2,100	5,176
Xinhu Zhongbao Co. Ltd. Class A	38,500	27,072
Youngor Group Co. Ltd. Class A	5,600	11,107
Zhejiang China Commodities City Group Co. Ltd. Class A	21,700	22,589
Zhonghong Holding Co. Ltd. Class A	11,200	4,319
Zhongtian Urban Development Group Co. Ltd. Class A	18,200	17,494

		553,711
ROAD & RAIL — 0.90%
China High-Speed Railway Technology Co. Ltd. Class Aa	4,200	4,920
Daqin Railway Co. Ltd. Class A	48,300	54,620
Guangshen Railway Co. Ltd. Class A	20,300	13,833
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	6,300	8,723

		82,096
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.68%
GCL System Integration Technology Co. Ltd. Class Aa	7,000	4,354
LONGi Green Energy Technology Co. Ltd. Class A	7,700	18,922
Sanan Optoelectronics Co. Ltd. Class A	15,680	38,965

		62,241

355

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

April 30, 2017

Security	Shares	Value
SOFTWARE — 1.50%
Aisino Corp. Class A	7,700	$22,673
Beijing Shiji Information Technology Co. Ltd. Class A	2,800	8,626
Dalian Zeus Entertainment Group Co. Ltd. Class A	700	7,151
Fujian Newland Computer Co. Ltd. Class A	4,200	12,294
Glodon Co. Ltd. Class A	4,900	11,274
Hundsun Technologies Inc. Class A	2,800	15,832
Iflytek Co. Ltd. Class A	3,500	16,086
Neusoft Corp. Class A	4,200	10,839
Shanghai 2345 Network Holding Group Co. Ltd. Class A	10,710	9,161
Venustech Group Inc. Class A	2,100	5,791
Yonyou Network Technology Co. Ltd. Class A	4,900	12,177
Youzu Interactive Co. Ltd. Class A	1,400	6,037

		137,941
SPECIALTY RETAIL — 0.79%
China Grand Automotive Services Co. Ltd. Class Aa	11,900	16,528
Pang Da Automobile Trade Co. Ltd. Class Aa	18,900	10,084
Shanghai Yuyuan Tourist Mart Co. Ltd. Class A	4,200	6,954
Suning Commerce Group Co. Ltd. Class A	26,600	39,028

		72,594
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.03%
BOE Technology Group Co. Ltd. Class A	107,800	62,985
Inspur Electronic Information Industry Co. Ltd. Class A	4,000	11,100
Tsinghua Tongfang Co. Ltd. Class A	9,800	20,062

		94,147
TEXTILES, APPAREL & LUXURY GOODS — 0.10%
Gansu Gangtai Holding Group Co. Ltd. Class A	4,900	9,406

		9,406
TRADING COMPANIES & DISTRIBUTORS — 0.44%
CMST Development Co. Ltd. Class A	7,700	9,924
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	2,100	5,779

Security	Shares	Value
Sinochem International Corp. Class A	7,000	$11,245
Xiamen C & D Inc. Class A	7,500	13,201

		40,149
TRANSPORTATION INFRASTRUCTURE — 1.10%
Dalian Port PDA Co. Ltd. Class A	24,150	10,644
Ningbo Port Co. Ltd. Class A	31,500	25,712
Shanghai International Airport Co. Ltd. Class A	2,100	10,428
Shanghai International Port Group Co. Ltd. Class A	24,500	21,454
TangShan Port Group Co. Ltd. Class A	16,100	15,149
Tianjin Port Co. Ltd. Class A	4,200	9,170
Yingkou Port Liability Co. Ltd. Class A	16,800	8,647

		101,204
WATER UTILITIES — 0.37%
Beijing Capital Co. Ltd. Class A	14,700	16,005
Chengdu Xingrong Environment Co. Ltd. Class A	9,800	8,653
Guangdong Golden Dragon Development Inc. Class A	2,800	9,276

		33,934
WIRELESS TELECOMMUNICATION SERVICES — 0.77%
China United Network Communications Ltd. Class A	65,100	70,504

		70,504

TOTAL COMMON STOCKS
(Cost: $8,318,742)		9,144,211

TOTAL INVESTMENTS IN SECURITIES — 99.74% (Cost: $8,318,742)[b]		9,144,211
Other Assets, Less Liabilities — 0.26%		23,987

NET ASSETS — 100.00%		$9,168,198

[a]	Non-income earning security.
[b]	The cost of investments for federal income tax purposes was $8,318,742. Net unrealized appreciation was $825,469, of which $1,138,976 represented gross unrealized appreciation on securities and $313,507 represented gross unrealized depreciation on securities.

356

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

April 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$8,737,817	$332,231	$74,163	$9,144,211

Total	$8,737,817	$332,231	$74,163	$9,144,211

The iShares MSCI China A ETF had transfers from Level 2 to Level 1 during the period ended April 30, 2017 in the amount of $317,121, resulting from the resumption of trading after a temporary suspension.

The iShares MSCI China A ETF had transfers from Level 1 to Level 2 during the period ended April 30, 2017 in the amount of $282,304, resulting from a temporary suspension of trading.

357

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.46%

AUSTRALIA — 7.32%
AGL Energy Ltd.	3,454,603	$69,135,101
Alumina Ltd.	12,804,894	17,620,092
Amcor Ltd./Australia	5,977,249	70,225,022
AMP Ltd.	15,307,866	61,361,193
APA Group	5,706,883	39,093,881
Aristocrat Leisure Ltd.	2,788,996	40,964,129
ASX Ltd.	991,480	37,607,767
Aurizon Holdings Ltd.	10,578,534	40,742,443
AusNet Services	9,040,696	11,831,894
Australia & New Zealand Banking Group Ltd.	15,107,655	370,130,865
Bank of Queensland Ltd.	1,983,146	17,752,650
Bendigo & Adelaide Bank Ltd.	2,452,808	22,598,968
BGP Holdings PLC[a]	33,026,812	360
BHP Billiton Ltd.	16,591,362	294,314,103
Boral Ltd.	5,994,736	27,616,277
Brambles Ltd.	8,181,740	63,267,484
Caltex Australia Ltd.	1,377,828	30,778,296
Challenger Ltd./Australia	2,894,634	28,618,012
CIMIC Group Ltd.	520,721	14,420,262
Coca-Cola Amatil Ltd.	2,882,976	20,202,028
Cochlear Ltd.	300,219	31,405,676
Commonwealth Bank of Australia	8,913,793	582,623,942
Computershare Ltd.	2,406,328	26,525,688
Crown Resorts Ltd.	1,841,511	17,214,669
CSL Ltd.	2,356,626	233,606,405
Dexus Property Group	5,010,473	38,220,226
Domino’s Pizza Enterprises Ltd.[b]	324,398	14,827,771
DUET Group	12,351,466	27,895,863
Flight Centre Travel Group Ltd.[b]	283,532	6,668,637
Fortescue Metals Group Ltd.	8,022,528	31,858,118
Goodman Group	9,224,491	55,947,105
GPT Group (The)	9,314,353	36,570,117
Harvey Norman Holdings Ltd.	2,830,531	8,869,442
Healthscope Ltd.	8,761,889	14,481,194
Incitec Pivot Ltd.	8,639,540	24,487,485
Insurance Australia Group Ltd.	12,452,829	57,832,767
James Hardie Industries PLC	2,280,445	38,662,103
LendLease Group	2,869,978	34,405,386
Macquarie Group Ltd.	1,580,176	109,901,282
Medibank Pvt Ltd.	14,130,151	30,750,639

Security	Shares	Value
Mirvac Group	19,051,813	$32,342,718
National Australia Bank Ltd.	13,715,725	348,748,249
Newcrest Mining Ltd.	3,962,281	62,701,118
Oil Search Ltd.	7,105,427	38,365,577
Orica Ltd.	1,924,147	26,664,167
Origin Energy Ltd.[a]	9,024,683	48,458,587
Qantas Airways Ltd.	2,661,579	8,439,555
QBE Insurance Group Ltd.	7,047,651	67,832,416
Ramsay Health Care Ltd.	731,466	39,221,812
REA Group Ltd.	278,982	12,829,066
Rio Tinto Ltd.	2,190,727	99,020,945
Santos Ltd.[a]	9,556,221	24,870,229
Scentre Group	27,582,288	88,904,124
Seek Ltd.	1,685,099	21,473,823
Sonic Healthcare Ltd.	2,006,715	33,150,933
South32 Ltd.	27,560,223	57,298,318
Stockland	12,421,253	45,052,770
Suncorp Group Ltd.	6,659,526	68,728,482
Sydney Airport	5,645,469	29,089,322
Tabcorp Holdings Ltd.	4,221,845	14,997,202
Tatts Group Ltd.	7,504,428	24,132,394
Telstra Corp. Ltd.	22,137,761	69,865,134
TPG Telecom Ltd.[b]	1,870,800	8,254,556
Transurban Group	10,493,110	95,736,690
Treasury Wine Estates Ltd.	3,791,660	34,027,104
Vicinity Centres	17,480,405	37,649,423
Vocus Group Ltd.[b]	2,647,890	6,673,354
Wesfarmers Ltd.	5,818,399	187,105,393
Westfield Corp.	10,261,872	69,682,992
Westpac Banking Corp.	17,312,964	453,939,200
Woodside Petroleum Ltd.	3,929,909	94,576,423
Woolworths Ltd.	6,622,749	133,131,832

		5,083,999,250
AUSTRIA — 0.22%
Andritz AG	384,989	21,284,494
Erste Group Bank AG	1,555,985	55,609,864
IMMOEAST AG Escrow[a]	1,571,072	17
IMMOFINANZ AG Escrow[a]	1,157,632	13
OMV AG	762,714	35,111,807
Raiffeisen Bank International AGa	596,417	13,593,368
Voestalpine AG	617,997	25,811,676

		151,411,239

358

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
BELGIUM — 1.16%
Ageas	1,022,413	$41,862,201
Anheuser-Busch InBev SA/NV	3,935,347	443,109,866
Colruyt SA	343,797	17,650,035
Groupe Bruxelles Lambert SA	422,990	40,538,714
KBC Group NV	1,293,213	93,338,412
Proximus SADP	760,929	23,271,609
Solvay SA	384,032	48,823,865
Telenet Group Holding NVa,b	274,843	16,688,423
UCB SA	654,867	51,030,672
Umicore SA	490,663	28,719,021

		805,032,818
DENMARK — 1.71%
AP Moller - Maersk A/S Class A	18,518	30,719,632
AP Moller - Maersk A/S Class B	34,865	60,288,098
Carlsberg A/S Class B	551,821	55,062,522
Chr Hansen Holding A/S	506,193	34,107,883
Coloplast A/S Class B	632,134	54,098,557
Danske Bank A/S	3,571,410	129,683,106
DONG Energy A/Sc	756,017	29,776,651
DSV A/S	966,695	53,842,101
Genmab A/Sa	296,061	58,867,147
ISS A/S	853,012	35,370,435
Novo Nordisk A/S Class B	9,851,269	383,244,337
Novozymes A/S Class B	1,213,926	52,433,185
Pandora A/S	575,584	62,195,231
TDC A/S	4,099,077	21,996,423
Tryg A/S	633,925	12,159,093
Vestas Wind Systems A/S	1,142,668	98,376,056
William Demant Holding A/Sa	629,116	14,397,322

		1,186,617,779
FINLAND — 0.98%
Elisa OYJ	746,622	25,423,569
Fortum OYJ	2,296,381	33,408,598
Kone OYJ Class B	1,780,292	81,539,559
Metso OYJ	590,832	21,186,713
Neste OYJ	669,785	27,343,790
Nokia OYJ	30,138,547	172,301,661
Nokian Renkaat OYJ	604,792	26,014,230
Orion OYJ Class B	520,320	29,831,613
Sampo OYJ Class A	2,315,682	110,927,884
Stora Enso OYJ Class R	2,798,963	33,283,397
UPM-Kymmene OYJ	2,752,710	72,630,950
Wartsila OYJ Abp	763,471	46,474,230

		680,366,194

Security	Shares	Value
FRANCE — 10.36%
Accor SA	920,645	$41,951,126
Aeroports de Paris	149,520	19,937,281
Air Liquide SA	2,001,485	241,054,540
Airbus SE	3,010,607	243,355,618
Alstom SAa	806,122	25,588,639
ArcelorMittal[a,b]	9,479,983	74,771,121
Arkema SA	348,224	36,861,881
Atos SE	459,534	60,199,256
AXA SA	9,991,007	266,661,565
BNP Paribas SA	5,460,089	385,166,506
Bollore SA	4,322,646	17,581,184
Bouygues SA	1,063,934	44,715,036
Bureau Veritas SA	1,327,080	30,730,550
Cap Gemini SA	837,713	83,833,696
Carrefour SA	2,876,661	67,741,163
Casino Guichard Perrachon SA	300,541	18,098,255
Christian Dior SE	280,515	76,962,347
Cie. de Saint-Gobain	2,553,767	137,794,784
Cie. Generale des Etablissements Michelin Class B	942,049	123,049,993
CNP Assurances	885,153	18,477,717
Credit Agricole SA	5,746,725	85,420,265
Danone SA	3,034,457	212,074,548
Dassault Aviation SA	12,505	17,084,967
Dassault Systemes SE	663,117	59,161,744
Edenred	1,066,810	27,305,817
Eiffage SA	306,594	25,961,379
Electricite de France SA	1,821,228	15,203,409
Engie SA	8,186,247	115,441,633
Essilor International SA	1,065,119	137,965,477
Eurazeo SA	220,039	14,913,415
Eurofins Scientific SE	57,568	28,341,543
Eutelsat Communications SA	888,006	21,012,778
Fonciere des Regions	166,614	14,866,725
Gecina SA	207,481	29,507,292
Groupe Eurotunnel SE Registered	2,393,834	26,289,225
Hermes International	134,736	64,439,748
ICADE	191,425	14,210,187
Iliad SA	137,426	33,356,988
Imerys SA	175,604	15,104,779
Ingenico Group SA	288,320	26,115,692
JCDecaux SA	380,640	13,423,513
Kering	389,648	120,736,586
Klepierre	1,155,092	45,332,452

359

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
L’Oreal SA	1,304,149	$259,674,932
Lagardere SCA	629,095	19,263,686
Legrand SA	1,367,527	88,501,267
LVMH Moet Hennessy Louis Vuitton SE	1,437,025	354,438,083
Natixis SA	4,819,759	33,522,013
Orange SA	10,213,233	157,928,108
Pernod Ricard SA	1,092,198	136,596,706
Peugeot SAa	2,489,561	52,146,217
Publicis Groupe SA	983,546	70,977,303
Remy Cointreau SA	121,451	12,249,369
Renault SA	994,494	92,711,693
Rexel SA	1,533,046	27,378,326
Safran SA	1,608,666	133,168,527
Sanofi	5,982,310	564,215,226
Schneider Electric SE	2,899,073	228,878,504
SCOR SE	833,766	32,975,992
SEB SA	113,430	18,280,897
SES SA	1,895,064	41,427,362
SFR Group SAa	514,277	16,834,256
Societe BIC SA	149,480	16,798,505
Societe Generale SA	3,954,832	216,235,059
Sodexo SA	474,595	60,311,741
STMicroelectronics NV	3,256,117	52,654,356
Suez	1,690,405	27,767,957
Thales SA	548,427	57,642,657
Total SA	11,736,486	602,853,533
Unibail-Rodamco SE	515,955	126,668,875
Valeo SA	1,226,335	88,137,536
Veolia Environnement SA	2,440,715	46,352,312
Vinci SA	2,621,117	222,918,078
Vivendi SA	5,428,670	107,678,864
Wendel SA	162,352	22,744,442
Zodiac Aerospace	1,049,620	25,477,101

		7,193,211,903
GERMANY — 8.92%
adidas AG	971,213	194,493,040
Allianz SE Registered	2,361,808	449,566,422
Axel Springer SE	226,923	12,728,520
BASF SE	4,744,551	462,202,044
Bayer AG Registered	4,266,597	527,798,077

Security	Shares	Value
Bayerische Motoren Werke AG	1,711,247	$163,332,447
Beiersdorf AG	522,306	51,950,995
Brenntag AG	797,856	47,298,839
Commerzbank AGa	5,479,950	53,676,676
Continental AG	569,933	127,539,138
Covestro AGc	468,659	36,520,368
Daimler AG Registered	4,988,778	371,584,961
Deutsche Bank AG Registered[a]	10,690,633	192,435,026
Deutsche Boerse AG	997,361	97,583,932
Deutsche Lufthansa AG Registered	1,188,588	20,501,912
Deutsche Post AG Registered	5,007,404	179,942,778
Deutsche Telekom AG Registered	16,776,837	294,133,039
Deutsche Wohnen AG Bearer	1,840,227	62,902,885
E.ON SE	11,317,975	88,207,923
Evonik Industries AG	848,019	28,308,363
Fraport AG Frankfurt Airport Services Worldwide	208,850	16,420,241
Fresenius Medical Care AG & Co. KGaA	1,117,717	99,135,864
Fresenius SE & Co. KGaA	2,104,248	170,504,591
GEA Group AG	948,498	40,323,115
Hannover Rueck SE	316,799	37,982,100
HeidelbergCement AG	766,464	70,944,468
Henkel AG & Co. KGaA	542,000	63,241,085
HOCHTIEF AG	105,063	18,923,138
HUGO BOSS AG	341,512	25,969,038
Infineon Technologies AG	5,731,069	118,576,079
Innogy SEc	713,985	26,240,416
K+S AG Registered[b]	981,993	23,423,916
Lanxess AG	478,538	34,549,185
Linde AG	961,482	172,703,575
MAN SE	175,334	18,413,281
Merck KGaA	665,118	78,077,394
METRO AG	908,068	29,872,870
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	841,735	161,277,026
Osram Licht AG	466,626	31,245,054
ProSiebenSat.1 Media SE Registered	1,202,318	51,048,200
QIAGEN NVb	1,122,547	33,554,806
RTL Group SAa	202,335	15,676,668
RWE AGa	2,557,212	42,340,990
SAP SE	5,076,872	509,005,184

360

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Siemens AG Registered	3,945,933	$565,475,046
Symrise AG	642,112	44,939,365
Telefonica Deutschland Holding AG	3,769,976	18,268,650
thyssenkrupp AG	1,944,622	46,280,054
United Internet AG Registered[d]	658,524	30,301,042
Volkswagen AG	171,040	27,556,275
Vonovia SE	2,410,568	87,241,459
Zalando SEa,b,c	445,868	19,656,595

		6,191,874,155
HONG KONG — 3.48%
AIA Group Ltd.	62,156,200	430,355,494
ASM Pacific Technology Ltd.[b]	1,204,300	17,930,832
Bank of East Asia Ltd. (The)[b]	6,232,440	25,803,057
BOC Hong Kong Holdings Ltd.	19,195,000	78,976,027
Cathay Pacific Airways Ltd.[b]	5,935,000	8,546,650
Cheung Kong Infrastructure Holdings Ltd.	3,497,792	30,649,051
Cheung Kong Property Holdings Ltd.	13,780,684	98,869,460
CK Hutchison Holdings Ltd.	13,832,184	172,778,918
CLP Holdings Ltd.	8,875,000	93,627,653
First Pacific Co. Ltd./Hong Kong	11,210,250	8,633,747
Galaxy Entertainment Group Ltd.	12,505,000	69,619,160
Hang Lung Group Ltd.	5,297,000	22,100,488
Hang Lung Properties Ltd.	11,495,000	30,150,626
Hang Seng Bank Ltd.	3,821,800	77,491,994
Henderson Land Development Co. Ltd.	5,860,996	37,151,430
HK Electric Investments & HK Electric Investments Ltd.[b,c]	13,422,000	11,873,065
HKT Trust & HKT Ltd.	19,197,440	24,559,730
Hong Kong & China Gas Co. Ltd.[b]	39,159,036	78,242,045
Hong Kong Exchanges & Clearing Ltd.	5,989,500	147,551,375
Hongkong Land Holdings Ltd.	6,297,800	48,556,038
Hysan Development Co. Ltd.	3,318,797	15,660,439
Jardine Matheson Holdings Ltd.	1,278,300	82,488,699
Jardine Strategic Holdings Ltd.[b]	1,120,900	47,380,443
Kerry Properties Ltd.	3,161,500	11,828,873
Li & Fung Ltd.[b]	30,190,400	12,654,461
Link REIT	11,551,258	83,097,233

Security	Shares	Value
Melco Resorts & Entertainment Ltd. ADR	982,157	$21,558,346
MGM China Holdings Ltd.	4,768,800	10,865,007
MTR Corp. Ltd.	7,706,000	44,387,860
New World Development Co. Ltd.	28,669,132	35,718,689
NWS Holdings Ltd.	7,452,000	14,008,041
PCCW Ltd.	20,768,000	11,722,396
Power Assets Holdings Ltd.	7,091,000	63,820,869
Sands China Ltd.[b]	12,385,600	56,214,577
Shangri-La Asia Ltd.[b]	7,008,666	10,038,706
Sino Land Co. Ltd.	14,520,000	24,605,898
SJM Holdings Ltd.	9,771,000	9,485,127
Sun Hung Kai Properties Ltd.	7,351,000	110,299,735
Swire Pacific Ltd. Class A	3,112,500	29,974,253
Swire Properties Ltd.	5,898,655	19,794,781
Techtronic Industries Co. Ltd.	6,894,033	29,605,814
WH Group Ltd.[c]	41,392,000	36,987,792
Wharf Holdings Ltd. (The)	7,046,912	60,207,559
Wheelock & Co. Ltd.	3,820,000	29,788,687
Wynn Macau Ltd.[a,b]	8,369,600	18,401,702
Yue Yuen Industrial Holdings Ltd.	3,630,000	14,351,885

		2,418,414,712
IRELAND — 0.46%
Bank of Ireland[a]	139,457,181	35,080,091
CRH PLC	4,225,007	154,012,463
Irish Bank Resolution Corp. Ltd.[a]	3,570,811	39
Kerry Group PLC Class A	831,793	67,951,675
Paddy Power Betfair PLC	419,381	46,718,860
Ryanair Holdings PLC[a]	173,066	3,005,940
Ryanair Holdings PLC ADR[a]	117,975	10,845,442

		317,614,510
ISRAEL — 0.65%
Azrieli Group Ltd.	219,045	11,648,916
Bank Hapoalim BM	5,431,668	34,137,840
Bank Leumi Le-Israel BMa	7,323,757	33,829,192
Bezeq The Israeli Telecommunication Corp. Ltd.	10,588,927	17,759,617
Check Point Software Technologies Ltd.[a,b]	681,268	70,858,685

361

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Elbit Systems Ltd.	120,625	$14,226,069
Frutarom Industries Ltd.	196,309	11,491,920
Israel Chemicals Ltd.	2,647,297	11,299,327
Mizrahi Tefahot Bank Ltd.	708,649	11,397,899
Mobileye NVa	907,570	56,196,734
Nice Ltd.	315,565	21,271,596
Taro Pharmaceutical Industries Ltd.[a,b]	79,894	9,335,614
Teva Pharmaceutical Industries Ltd. ADR	4,708,598	148,697,525

		452,150,934
ITALY — 2.09%
Assicurazioni Generali SpA	6,023,784	95,310,962
Atlantia SpA	2,107,782	53,433,856
CNH Industrial NV	5,264,112	58,068,742
Enel SpA	39,213,412	186,349,067
Eni SpA	13,130,352	204,036,653
EXOR NV	570,668	32,034,654
Ferrari NV	639,845	48,111,214
Fiat Chrysler Automobiles NVa,b	4,645,243	52,557,153
Intesa Sanpaolo SpA	64,558,644	187,985,197
Leonardo SpA[a]	1,948,327	30,615,124
Luxottica Group SpA	876,206	50,760,478
Mediobanca SpA	2,970,699	28,548,363
Poste Italiane SpA[c]	2,798,895	19,171,015
Prysmian SpA	1,035,710	29,898,937
Saipem SpA[a,b]	31,082,566	13,390,013
Snam SpA	12,769,132	56,426,260
Telecom Italia SpA/Milano[a]	57,923,419	51,406,691
Tenaris SA	2,425,299	37,977,994
Terna Rete Elettrica Nazionale SpA	8,032,303	40,497,566
UniCredit SpA[a]	9,725,200	158,218,400
UnipolSai Assicurazioni SpA	5,705,224	13,108,802

		1,447,907,141
JAPAN — 22.88%
ABC-Mart Inc.	169,300	9,401,337
Acom Co. Ltd.[a,b]	2,091,170	9,286,168
Aeon Co. Ltd.	3,396,000	50,374,863
AEON Financial Service Co. Ltd.	529,790	10,175,656
Aeon Mall Co. Ltd.	552,210	9,377,712
Air Water Inc.	726,000	13,976,819
Aisin Seiki Co. Ltd.	974,700	47,655,109
Ajinomoto Co. Inc.	2,931,600	57,043,513
Alfresa Holdings Corp.	927,700	16,736,384

Security	Shares	Value
Alps Electric Co. Ltd.	1,070,300	$31,445,523
Amada Holdings Co. Ltd.	1,727,800	20,522,178
ANA Holdings Inc.	5,521,000	16,616,987
Aozora Bank Ltd.	5,445,000	19,831,973
Asahi Glass Co. Ltd.	5,297,000	45,903,849
Asahi Group Holdings Ltd.	1,996,500	75,314,277
Asahi Kasei Corp.	6,323,000	60,269,019
Asics Corp.	840,600	14,863,395
Astellas Pharma Inc.	11,044,550	145,450,789
Bandai Namco Holdings Inc.	1,070,300	33,557,894
Bank of Kyoto Ltd. (The)	1,695,000	13,411,591
Benesse Holdings Inc.	349,500	10,550,529
Bridgestone Corp.	3,341,100	139,314,908
Brother Industries Ltd.	1,239,800	25,481,132
Calbee Inc.	376,700	13,145,806
Canon Inc.	5,445,000	180,539,338
Casio Computer Co. Ltd.	1,211,300	17,071,430
Central Japan Railway Co.	731,600	122,633,408
Chiba Bank Ltd. (The)	3,495,000	23,389,881
Chubu Electric Power Co. Inc.	3,380,600	45,415,345
Chugai Pharmaceutical Co. Ltd.	1,158,700	41,059,164
Chugoku Bank Ltd. (The)	883,000	13,102,018
Chugoku Electric Power Co. Inc. (The)	1,494,300	16,287,562
Coca-Cola Bottlers Japan Inc.	634,000	18,854,490
Concordia Financial Group Ltd.	6,134,600	28,188,231
Credit Saison Co. Ltd.	709,900	12,921,747
CYBERDYNE Inc.[a,b]	726,000	10,257,917
Dai Nippon Printing Co. Ltd.	3,097,000	34,451,242
Dai-ichi Life Holdings Inc.	5,533,452	94,118,821
Daicel Corp.	1,522,500	17,469,072
Daiichi Sankyo Co. Ltd.	3,100,995	68,796,633
Daikin Industries Ltd.	1,191,700	115,727,572
Daito Trust Construction Co. Ltd.	357,300	52,567,686
Daiwa House Industry Co. Ltd.	2,950,500	87,638,876
Daiwa House REIT Investment Corp.	7,260	18,353,530
Daiwa Securities Group Inc.	8,485,000	51,555,490
DeNA Co. Ltd.	529,700	11,342,908
Denso Corp.	2,488,600	107,139,063
Dentsu Inc.	1,089,000	61,352,113
Don Quijote Holdings Co. Ltd.	574,500	20,950,413
East Japan Railway Co.	1,708,000	152,520,248

362

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Eisai Co. Ltd.	1,290,100	$67,728,225
Electric Power Development Co. Ltd.	726,000	16,836,010
FamilyMart UNY Holdings Co. Ltd.	412,500	23,313,448
FANUC Corp.	994,100	202,039,432
Fast Retailing Co. Ltd.	273,200	89,114,129
Fuji Electric Co. Ltd.	2,875,000	15,758,724
FUJIFILM Holdings Corp.	2,310,200	85,676,566
Fujitsu Ltd.	9,567,000	59,631,754
Fukuoka Financial Group Inc.	4,166,000	18,985,628
Hachijuni Bank Ltd. (The)	1,996,500	11,785,207
Hakuhodo DY Holdings Inc.	1,239,820	15,093,171
Hamamatsu Photonics KK	726,000	21,329,954
Hankyu Hanshin Holdings Inc.	1,229,600	40,593,236
Hikari Tsushin Inc.	123,100	11,816,363
Hino Motors Ltd.	1,358,900	17,030,441
Hirose Electric Co. Ltd.	169,570	22,772,611
Hiroshima Bank Ltd. (The)	1,912,000	8,250,399
Hisamitsu Pharmaceutical Co. Inc.	349,700	17,881,852
Hitachi Chemical Co. Ltd.	529,700	15,158,724
Hitachi Construction Machinery Co. Ltd.	544,500	14,024,038
Hitachi High-Technologies Corp.	349,700	13,944,707
Hitachi Ltd.	24,886,000	137,322,855
Hitachi Metals Ltd.	1,185,500	16,601,467
Hokuriku Electric Power Co.	883,000	8,159,056
Honda Motor Co. Ltd.	8,349,000	242,073,814
Hoshizaki Corp.	234,200	19,518,417
Hoya Corp.	2,131,800	101,818,455
Hulic Co. Ltd.	1,596,600	15,039,293
Idemitsu Kosan Co. Ltd.	526,200	16,828,770
IHI Corp.[a]	7,260,000	24,619,001
Iida Group Holdings Co. Ltd.	794,480	12,643,828
INPEX Corp.	5,041,243	48,323,030
Isetan Mitsukoshi Holdings Ltd.	1,727,800	18,863,664
Isuzu Motors Ltd.	3,023,800	41,015,391
ITOCHU Corp.	7,739,100	109,417,974
J Front Retailing Co. Ltd.	1,239,800	17,851,251
Japan Airlines Co. Ltd.	631,300	19,935,193
Japan Airport Terminal Co. Ltd.[b]	191,700	6,655,414
Japan Exchange Group Inc.	2,758,500	38,629,394
Japan Post Bank Co. Ltd.	2,052,600	25,540,111
Japan Post Holdings Co. Ltd.	2,310,200	28,621,030

Security	Shares	Value
Japan Prime Realty Investment Corp.	3,752	$14,086,409
Japan Real Estate Investment Corp.	7,046	37,104,172
Japan Retail Fund Investment Corp.	12,705	24,824,159
Japan Tobacco Inc.	5,631,600	187,231,628
JFE Holdings Inc.	2,692,475	45,905,165
JGC Corp.	1,202,000	20,973,266
JSR Corp.	1,062,700	19,410,220
JTEKT Corp.	1,061,400	16,701,315
JXTG Holdings Inc.	15,846,450	71,520,131
Kajima Corp.	4,454,000	30,247,403
Kakaku.com Inc.	709,900	10,234,227
Kamigumi Co. Ltd.	1,151,000	10,449,556
Kaneka Corp.	1,176,000	9,262,833
Kansai Electric Power Co. Inc. (The)	3,641,900	49,236,057
Kansai Paint Co. Ltd.	1,158,800	25,656,395
Kao Corp.	2,579,100	142,247,302
Kawasaki Heavy Industries Ltd.	7,260,000	21,948,686
KDDI Corp.	9,446,200	250,455,227
Keihan Holdings Co. Ltd.	2,140,000	13,457,791
Keikyu Corp.	2,688,000	30,841,948
Keio Corp.	2,875,000	23,006,190
Keisei Electric Railway Co. Ltd.	767,300	18,248,069
Keyence Corp.	499,646	200,808,655
Kikkoman Corp.	734,000	22,552,705
Kintetsu Group Holdings Co. Ltd.	9,075,000	33,134,700
Kirin Holdings Co. Ltd.	4,159,900	80,832,003
Kobe Steel Ltd.[a]	1,599,800	14,208,325
Koito Manufacturing Co. Ltd.	544,500	28,087,153
Komatsu Ltd.	4,771,100	127,206,506
Konami Holdings Corp.	506,300	21,052,306
Konica Minolta Inc.	2,312,000	20,429,891
Kose Corp.	169,300	16,053,656
Kubota Corp.	5,489,500	86,328,999
Kuraray Co. Ltd.	1,906,400	30,750,042
Kurita Water Industries Ltd.	526,200	13,576,309
Kyocera Corp.	1,633,500	92,467,794
Kyowa Hakko Kirin Co. Ltd.	1,416,400	24,294,939
Kyushu Electric Power Co. Inc.	2,183,900	23,549,366
Kyushu Financial Group Inc.	1,680,000	10,459,496

363

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Lawson Inc.	349,700	$23,215,035
LINE Corp.[a,b]	200,300	6,945,003
Lion Corp.	1,161,100	20,957,506
LIXIL Group Corp.	1,374,580	34,318,257
M3 Inc.	1,022,200	26,125,844
Mabuchi Motor Co. Ltd.	272,800	15,393,487
Makita Corp.	1,240,800	44,246,703
Marubeni Corp.	8,557,800	52,696,456
Marui Group Co. Ltd.	1,176,700	16,108,766
Maruichi Steel Tube Ltd.	191,100	5,417,386
Mazda Motor Corp.	2,935,600	43,031,940
McDonald’s Holdings Co. Japan Ltd.[b]	349,700	10,776,168
Mebuki Financial Group Inc.	4,900,590	19,211,966
Medipal Holdings Corp.	1,089,000	18,014,856
MEIJI Holdings Co. Ltd.	606,104	51,437,551
MINEBEA MITSUMI Inc.	2,178,000	31,477,151
Miraca Holdings Inc.	287,500	13,256,930
MISUMI Group Inc.	1,430,700	27,094,355
Mitsubishi Chemical Holdings Corp.	6,953,800	54,416,433
Mitsubishi Corp.	7,792,800	168,027,225
Mitsubishi Electric Corp.	9,924,100	138,351,587
Mitsubishi Estate Co. Ltd.	6,416,500	122,608,280
Mitsubishi Gas Chemical Co. Inc.	907,500	19,392,348
Mitsubishi Heavy Industries Ltd.	16,496,000	66,001,758
Mitsubishi Logistics Corp.	477,000	6,162,017
Mitsubishi Materials Corp.	605,900	18,018,826
Mitsubishi Motors Corp.	3,645,700	23,319,136
Mitsubishi Tanabe Pharma Corp.	1,149,500	23,326,177
Mitsubishi UFJ Financial Group Inc.	65,771,780	418,456,503
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,263,000	11,815,430
Mitsui & Co. Ltd.	8,844,200	124,804,222
Mitsui Chemicals Inc.	4,467,000	22,841,931
Mitsui Fudosan Co. Ltd.	4,537,500	99,709,395
Mitsui OSK Lines Ltd.	5,445,000	16,656,903
Mixi Inc.	211,300	11,714,668
Mizuho Financial Group Inc.	124,643,260	227,660,965
MS&AD Insurance Group Holdings Inc.	2,541,088	82,795,655
Murata Manufacturing Co. Ltd.	975,600	130,800,592
Nabtesco Corp.	557,900	15,815,592

Security	Shares	Value
Nagoya Railroad Co. Ltd.	5,262,000	$24,169,229
NEC Corp.	12,933,000	32,138,163
Nexon Co. Ltd.	850,100	14,451,776
NGK Insulators Ltd.	1,452,000	31,014,730
NGK Spark Plug Co. Ltd.	907,500	19,628,443
NH Foods Ltd.	806,000	22,921,145
Nidec Corp.	1,216,400	111,524,249
Nikon Corp.	1,775,000	25,318,471
Nintendo Co. Ltd.	582,400	146,527,389
Nippon Building Fund Inc.	7,260	38,621,871
Nippon Electric Glass Co. Ltd.	1,884,500	11,681,973
Nippon Express Co. Ltd.	4,457,000	24,470,118
Nippon Paint Holdings Co. Ltd.	810,900	31,098,928
Nippon Prologis REIT Inc.	7,464	15,782,406
Nippon Steel & Sumitomo Metal Corp.	4,185,335	94,261,088
Nippon Telegraph & Telephone Corp.	3,559,000	152,264,026
Nippon Yusen KKa	8,047,000	16,170,521
Nissan Chemical Industries Ltd.	709,900	22,003,270
Nissan Motor Co. Ltd.	12,523,500	118,921,008
Nisshin Seifun Group Inc.	1,130,597	17,333,725
Nissin Foods Holdings Co. Ltd.	349,700	20,015,125
Nitori Holdings Co. Ltd.	403,300	52,497,380
Nitto Denko Corp.	839,300	63,163,970
NOK Corp.	495,800	11,791,207
Nomura Holdings Inc.	18,723,000	112,368,234
Nomura Real Estate Holdings Inc.	632,300	10,681,088
Nomura Real Estate Master Fund Inc.	19,922	28,720,422
Nomura Research Institute Ltd.	634,057	22,069,984
NSK Ltd.	2,310,200	31,501,785
NTT Data Corp.	632,391	29,330,416
NTT DOCOMO Inc.	7,125,217	171,818,277
Obayashi Corp.	3,356,200	32,547,342
Obic Co. Ltd.	349,700	18,885,745
Odakyu Electric Railway Co. Ltd.	1,633,500	31,682,309
Oji Holdings Corp.	4,454,000	21,536,790
Olympus Corp.	1,452,000	55,881,224
Omron Corp.	1,009,000	42,226,473
Ono Pharmaceutical Co. Ltd.	2,095,300	43,176,676
Oracle Corp. Japan	181,500	10,453,306
Oriental Land Co. Ltd./Japan	1,097,600	63,018,211
ORIX Corp.	6,770,200	103,311,296

364

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Osaka Gas Co. Ltd.	9,771,000	$36,578,795
Otsuka Corp.	239,400	12,821,548
Otsuka Holdings Co. Ltd.	1,996,500	91,827,895
Panasonic Corp.	11,472,568	136,935,962
Park24 Co. Ltd.	529,700	13,661,860
Pola Orbis Holdings Inc.	448,400	10,330,055
Rakuten Inc.	4,824,700	49,385,330
Recruit Holdings Co. Ltd.	1,867,700	94,331,668
Resona Holdings Inc.	11,440,500	63,611,931
Ricoh Co. Ltd.	3,468,900	28,878,974
Rinnai Corp.	169,500	14,080,649
Rohm Co. Ltd.	526,200	36,914,721
Ryohin Keikaku Co. Ltd.	114,800	25,891,020
Sankyo Co. Ltd.	282,900	9,859,751
Santen Pharmaceutical Co. Ltd.	1,902,300	26,741,761
SBI Holdings Inc./Japan	1,160,880	16,090,065
Secom Co. Ltd.	1,070,300	77,639,237
Sega Sammy Holdings Inc.	1,061,438	14,254,711
Seibu Holdings Inc.	848,900	14,819,767
Seiko Epson Corp.	1,430,700	29,263,443
Sekisui Chemical Co. Ltd.	2,066,900	34,673,930
Sekisui House Ltd.	3,023,800	50,170,612
Seven & I Holdings Co. Ltd.	3,874,980	163,731,549
Seven Bank Ltd.	3,127,700	10,493,943
Sharp Corp./Japan[a,b]	7,678,000	27,689,567
Shimadzu Corp.	1,124,400	19,064,466
Shimamura Co. Ltd.	119,200	16,318,220
Shimano Inc.	395,400	60,407,841
Shimizu Corp.	2,875,000	27,571,320
Shin-Etsu Chemical Co. Ltd.	1,996,500	173,446,721
Shinsei Bank Ltd.	8,830,000	16,476,541
Shionogi & Co. Ltd.	1,527,300	78,550,380
Shiseido Co. Ltd.	1,894,000	51,245,214
Shizuoka Bank Ltd. (The)	3,038,000	25,618,731
Showa Shell Sekiyu KK	1,064,500	10,284,978
SMC Corp./Japan	293,200	82,565,246
SoftBank Group Corp.	4,356,000	329,894,608
Sohgo Security Services Co. Ltd.	363,000	15,842,783
Sompo Holdings Inc.	1,815,050	68,485,694
Sony Corp.	6,476,300	218,394,292
Sony Financial Holdings Inc.	883,000	14,670,458

Security	Shares	Value
Stanley Electric Co. Ltd.	776,600	$22,712,084
Start Today Co. Ltd.	1,089,000	23,251,278
Subaru Corp.	3,163,600	119,539,636
Sumitomo Chemical Co. Ltd.	7,808,000	44,058,778
Sumitomo Corp.	6,255,400	83,530,662
Sumitomo Dainippon Pharma Co. Ltd.	883,000	14,480,344
Sumitomo Electric Industries Ltd.	3,823,600	62,308,867
Sumitomo Heavy Industries Ltd.	2,849,000	19,858,913
Sumitomo Metal Mining Co. Ltd.	2,486,000	33,709,420
Sumitomo Mitsui Financial Group Inc.	6,897,000	255,164,869
Sumitomo Mitsui Trust Holdings Inc.	1,702,160	58,286,039
Sumitomo Realty & Development Co. Ltd.	1,834,000	49,457,289
Sumitomo Rubber Industries Ltd.	883,000	15,874,513
Sundrug Co. Ltd.	363,000	12,732,843
Suntory Beverage & Food Ltd.	704,600	31,510,101
Suruga Bank Ltd.	883,000	18,448,973
Suzuken Co. Ltd./Aichi Japan	378,924	12,526,554
Suzuki Motor Corp.	1,819,600	75,937,734
Sysmex Corp.	780,600	47,478,855
T&D Holdings Inc.	2,939,200	43,598,880
Taiheiyo Cement Corp.	7,046,000	23,450,848
Taisei Corp.	5,297,000	40,391,585
Taisho Pharmaceutical Holdings Co. Ltd.	181,500	14,914,686
Taiyo Nippon Sanso Corp.	736,400	8,792,934
Takashimaya Co. Ltd.	1,695,000	15,601,238
Takeda Pharmaceutical Co. Ltd.	3,636,000	174,248,784
TDK Corp.	628,000	38,873,239
Teijin Ltd.	1,066,200	20,650,631
Terumo Corp.	1,775,000	64,729,299
THK Co. Ltd.	557,200	14,351,137
Tobu Railway Co. Ltd.	5,262,000	26,671,122
Toho Co. Ltd./Tokyo	544,500	15,606,688
Toho Gas Co. Ltd.	1,815,000	12,977,079
Tohoku Electric Power Co. Inc.	2,310,200	30,797,140
Tokio Marine Holdings Inc.	3,487,400	146,791,790
Tokyo Electric Power Co. Holdings Inc.[a]	7,486,900	29,082,513
Tokyo Electron Ltd.	890,100	103,526,927
Tokyo Gas Co. Ltd.	10,614,000	49,275,545
Tokyo Tatemono Co. Ltd.	1,102,900	15,048,990
Tokyu Corp.	5,748,000	41,149,224
Tokyu Fudosan Holdings Corp.	2,603,400	14,199,939

365

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Toppan Printing Co. Ltd.	2,840,000	$28,560,510
Toray Industries Inc.	7,586,500	67,112,655
Toshiba Corp.[a,b]	20,626,000	41,707,189
TOTO Ltd.	763,900	29,159,366
Toyo Seikan Group Holdings Ltd.	804,700	13,463,403
Toyo Suisan Kaisha Ltd.	385,500	14,455,818
Toyoda Gosei Co. Ltd.	287,500	7,626,604
Toyota Industries Corp.	842,700	41,881,744
Toyota Motor Corp.	13,431,064	727,159,516
Toyota Tsusho Corp.	1,141,500	35,995,088
Trend Micro Inc./Japan	553,000	24,308,783
Tsuruha Holdings Inc.	181,500	18,399,121
Unicharm Corp.	2,018,700	49,050,408
United Urban Investment Corp.	14,465	21,865,547
USS Co. Ltd.	1,149,580	20,316,431
West Japan Railway Co.	844,000	56,362,573
Yahoo Japan Corp.	7,483,822	32,024,608
Yakult Honsha Co. Ltd.[b]	428,300	24,360,115
Yamada Denki Co. Ltd.	3,202,350	16,806,089
Yamaguchi Financial Group Inc.	1,370,000	15,166,233
Yamaha Corp.	883,000	24,477,169
Yamaha Motor Co. Ltd.	1,360,200	32,226,502
Yamato Holdings Co. Ltd.	1,727,800	37,332,074
Yamazaki Baking Co. Ltd.	907,500	19,123,688
Yaskawa Electric Corp.	1,239,800	23,679,324
Yokogawa Electric Corp.	1,239,800	19,141,435
Yokohama Rubber Co. Ltd. (The)	679,500	13,319,346

		15,880,090,968
NETHERLANDS — 3.41%
ABN AMRO Group NVc	1,455,305	38,192,572
Aegon NV	9,389,688	47,842,301
AerCap Holdings NVa	841,622	38,723,028
Akzo Nobel NV	1,301,453	113,774,177
Altice NV Class Aa,b	2,016,515	50,077,124
Altice NV Class Ba	457,221	11,366,845
ASML Holding NV	1,915,754	253,155,502
Boskalis Westminster	466,128	17,138,776
Gemalto NV	421,426	23,597,242
Heineken Holding NV	524,098	43,893,798
Heineken NV	1,193,437	106,371,683
ING Groep NV	19,961,403	324,858,946
Koninklijke Ahold Delhaize NV	6,607,668	136,856,861

Security	Shares	Value
Koninklijke DSM NV	936,987	$67,005,188
Koninklijke KPN NV	17,561,484	50,773,089
Koninklijke Philips NV	4,937,297	171,079,226
Koninklijke Vopak NV	372,884	16,818,672
NN Group NV	1,632,038	54,098,193
NXP Semiconductors NVa	1,513,548	160,057,701
Randstad Holding NV	612,386	36,483,779
RELX NV	5,169,438	99,947,482
Unilever NV CVA	8,408,759	440,850,102
Wolters Kluwer NV	1,552,261	65,906,133

		2,368,868,420
NEW ZEALAND — 0.16%
Auckland International Airport Ltd.	4,827,593	22,869,252
Contact Energy Ltd.	3,737,351	13,368,227
Fletcher Building Ltd.	3,527,757	20,707,945
Mercury NZ Ltd.	3,554,340	7,845,347
Meridian Energy Ltd.	6,488,226	12,338,943
Ryman Healthcare Ltd.	1,932,820	11,451,818
Spark New Zealand Ltd.	9,377,728	23,789,444

		112,370,976
NORWAY — 0.61%
DNB ASA	5,052,093	79,085,469
Gjensidige Forsikring ASA	1,046,209	16,108,675
Marine Harvest ASA	1,994,830	33,252,988
Norsk Hydro ASA	6,922,169	39,594,500
Orkla ASA	4,181,165	37,948,471
Schibsted ASA	445,146	11,094,224
Schibsted ASA Class B	408,718	9,184,406
Statoil ASA	5,867,354	97,052,946
Telenor ASA	3,880,071	62,867,432
Yara International ASA	924,461	34,446,735

		420,635,846
PORTUGAL — 0.15%
EDP - Energias de Portugal SA	12,267,065	40,475,399
Galp Energia SGPS SA	2,306,650	35,843,757
Jeronimo Martins SGPS SA	1,388,144	25,470,782

		101,789,938
SINGAPORE — 1.29%
Ascendas REIT	12,633,156	23,138,642
CapitaLand Commercial Trust	11,144,400	12,956,750
CapitaLand Ltd.	13,545,200	36,438,400

366

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
CapitaLand Mall Trust	13,510,700	$19,042,770
City Developments Ltd.	2,131,800	16,457,124
ComfortDelGro Corp. Ltd.[b]	11,321,600	22,194,451
DBS Group Holdings Ltd.	9,176,000	127,034,127
Genting Singapore PLC	30,960,900	24,698,722
Global Logistic Properties Ltd.[b]	13,852,200	28,542,846
Golden Agri-Resources Ltd.	36,567,094	9,418,440
Hutchison Port Holdings Trust[b]	27,137,800	10,990,809
Jardine Cycle & Carriage Ltd.	572,654	19,350,682
Keppel Corp. Ltd.	7,665,800	35,704,628
Oversea-Chinese Banking Corp. Ltd.	16,433,898	115,226,587
SATS Ltd.	3,398,800	12,377,400
SembCorp Industries Ltd.[b]	5,218,300	11,312,477
Singapore Airlines Ltd.	2,845,400	20,866,674
Singapore Exchange Ltd.	3,979,700	21,070,172
Singapore Press Holdings Ltd.[b]	6,794,750	16,868,987
Singapore Technologies Engineering Ltd.	8,019,000	21,744,301
Singapore Telecommunications Ltd.	41,893,585	112,099,884
StarHub Ltd.[b]	3,239,300	6,466,085
Suntec REIT	12,690,900	16,071,326
United Overseas Bank Ltd.[b]	6,759,700	105,431,394
UOL Group Ltd.	2,488,600	12,890,795
Wilmar International Ltd.	9,912,200	25,175,868
Yangzijiang Shipbuilding Holdings Ltd.	10,462,800	8,608,586

		892,178,927
SPAIN — 3.41%
Abertis Infraestructuras SA	3,342,325	58,779,929
ACS Actividades de Construccion y Servicios SA	1,224,671	45,382,585
Aena SAc	352,521	62,188,181
Amadeus IT Group SA	2,276,747	122,723,525
Banco Bilbao Vizcaya Argentaria SA	34,642,512	277,233,351
Banco de Sabadell SA	27,441,645	52,772,624
Banco Popular Espanol SAa,b	17,521,002	12,287,192
Banco Santander SA	75,390,115	491,509,043
Bankia SA	24,109,902	29,247,482
Bankinter SA	3,571,332	31,434,797
CaixaBank SA	18,470,240	83,851,779
Distribuidora Internacional de Alimentacion SAb	3,242,229	19,294,863

Security	Shares	Value
Enagas SA	795,018	$20,907,492
Endesa SA	1,702,325	40,105,804
Ferrovial SA	2,583,377	54,955,233
Gas Natural SDG SA	1,909,532	43,168,021
Grifols SA	1,564,173	41,995,005
Iberdrola SA	28,961,955	208,214,631
Industria de Diseno Textil SA	5,626,658	215,736,880
International Consolidated Airlines Group SA	4,391,534	31,839,621
Mapfre SA	5,658,992	19,744,195
Red Electrica Corp. SA	1,874,949	36,546,883
Repsol SA	5,852,772	92,637,002
Telefonica SA	23,956,185	264,914,320
Zardoya Otis SA	1,002,583	9,290,899

		2,366,761,337
SWEDEN — 2.90%
Alfa Laval AB	1,497,048	30,719,341
Assa Abloy AB Class B	5,184,429	112,356,228
Atlas Copco AB Class A	3,443,900	128,813,715
Atlas Copco AB Class B	2,020,804	67,232,333
Boliden AB	1,415,736	40,482,490
Electrolux AB Class B	1,238,156	36,788,956
Getinge AB Class B	1,031,000	20,154,730
Hennes & Mauritz AB Class B	4,895,130	121,289,190
Hexagon AB Class B	1,341,416	58,429,795
Husqvarna AB Class B	2,123,333	21,113,912
ICA Gruppen ABb	419,974	14,342,519
Industrivarden AB Class C	835,445	19,435,975
Investor AB Class B	2,370,761	108,406,867
Kinnevik AB Class B	1,209,381	32,287,309
L E Lundbergforetagen AB Class B	199,952	14,485,839
Lundin Petroleum ABa	970,673	18,536,930
Millicom International Cellular SA SDR	336,549	18,471,655
Nordea Bank AB	15,677,821	192,989,394
Sandvik AB	5,467,932	87,809,993
Securitas AB Class B	1,615,944	26,717,058
Skandinaviska Enskilda Banken AB Class A	7,840,676	90,318,127
Skanska AB Class B	1,755,937	42,020,492
SKF AB Class B	2,044,052	44,921,683

367

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Svenska Cellulosa AB SCA Class B	3,134,575	$103,862,798
Svenska Handelsbanken AB Class A	8,030,410	113,997,215
Swedbank AB Class A	4,676,526	110,855,446
Swedish Match AB	977,332	32,251,029
Tele2 AB Class B	1,847,946	18,615,529
Telefonaktiebolaget LM Ericsson Class B	15,773,353	101,714,150
Telia Co. AB	13,436,219	54,777,918
Volvo AB Class B	7,950,681	130,104,991

		2,014,303,607
SWITZERLAND — 8.67%
ABB Ltd. Registered	9,741,120	238,378,304
Actelion Ltd.[a]	491,432	139,093,843
Adecco Group AG Registered	845,273	62,751,193
Aryzta AG	454,399	14,748,738
Baloise Holding AG Registered	258,709	37,918,171
Barry Callebaut AG Registered	11,962	16,414,779
Chocoladefabriken Lindt & Spruengli AG Registered	495	32,874,027
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	5,445	30,604,023
Cie. Financiere Richemont SA Class A Registered	2,693,741	225,008,352
Credit Suisse Group AG Registered	10,232,639	155,527,478
Dufry AG Registered[a,b]	180,771	29,600,355
EMS-Chemie Holding AG Registered	41,952	26,276,631
Galenica AG Registered[b]	21,331	23,164,208
Geberit AG Registered	192,221	87,512,740
Givaudan SA Registered	48,034	92,502,062
Julius Baer Group Ltd.	1,151,809	59,994,271
Kuehne + Nagel International AG Registered	280,109	42,320,954
LafargeHolcim Ltd. Registered	2,346,494	132,947,171
Lonza Group AG Registered	298,378	60,997,461
Nestle SA Registered	16,060,664	1,236,676,775
Novartis AG Registered	11,529,405	886,610,028
Pargesa Holding SA Bearer	174,751	13,052,124
Partners Group Holding AG	90,943	54,952,247

Security	Shares	Value
Roche Holding AG	3,627,140	$948,460,035
Schindler Holding AG Participation Certificates	230,505	47,075,862
Schindler Holding AG Registered	81,491	16,176,223
SGS SA Registered	28,454	63,999,705
Sika AG Bearer	10,902	69,544,126
Sonova Holding AG Registered	276,627	40,877,826
Swatch Group AG (The) Bearer[b]	158,647	63,477,925
Swatch Group AG (The) Registered	260,982	20,239,902
Swiss Life Holding AG Registered	168,304	54,745,929
Swiss Prime Site AG Registered	367,261	31,821,047
Swiss Re AG	1,682,539	146,373,879
Swisscom AG Registered	135,257	58,969,851
Syngenta AG Registered[a]	478,104	222,085,780
UBS Group AG	18,831,948	321,606,425
Zurich Insurance Group AG	777,844	215,197,386

		6,020,577,836
UNITED KINGDOM — 17.63%
3i Group PLC	5,015,016	51,483,675
Aberdeen Asset Management PLC	4,751,344	17,150,270
Admiral Group PLC	1,095,485	28,501,570
Anglo American PLC[a]	7,208,884	103,197,634
Antofagasta PLC	2,033,053	22,041,594
Ashtead Group PLC	2,582,084	54,484,706
Associated British Foods PLC	1,834,496	66,691,943
AstraZeneca PLC	6,537,051	392,207,668
Auto Trader Group PLC[c]	5,079,654	26,359,494
Aviva PLC	20,881,657	141,697,026
Babcock International Group PLC	1,294,922	15,060,992
BAE Systems PLC	16,341,602	132,559,987
Barclays PLC	86,993,930	238,883,929
Barratt Developments PLC	5,104,471	38,269,648
Berkeley Group Holdings PLC	684,270	28,842,232
BHP Billiton PLC	10,900,040	165,697,609
BP PLC	97,759,000	559,654,899
British American Tobacco PLC	9,625,752	649,440,346
British Land Co. PLC (The)	5,048,669	42,880,705
BT Group PLC	43,597,086	171,890,336
Bunzl PLC	1,732,353	53,968,849

368

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Burberry Group PLC	2,278,583	$47,579,368
Capita PLC	3,417,144	24,580,367
Carnival PLC	976,850	60,232,682
Centrica PLC	28,395,265	72,701,271
Cobham PLC	8,763,670	15,022,845
Coca-Cola European Partners PLC	1,115,901	42,202,512
Coca-Cola HBC AGa	931,924	25,825,590
Compass Group PLC	8,459,284	170,510,584
Croda International PLC	685,761	33,394,326
DCC PLC	460,465	42,475,298
Diageo PLC	12,953,904	376,493,412
Direct Line Insurance Group PLC	7,093,036	32,044,735
Dixons Carphone PLC	4,999,429	21,700,174
easyJet PLC	825,190	12,469,444
Experian PLC	4,917,729	105,550,735
Fresnillo PLC	1,139,228	21,400,679
G4S PLC	7,916,851	31,249,636
GKN PLC	8,846,519	41,076,758
GlaxoSmithKline PLC	25,224,259	505,825,127
Glencore PLC[a]	62,916,391	247,165,228
Hammerson PLC	4,048,706	30,773,323
Hargreaves Lansdown PLC	1,343,638	23,954,206
Hikma Pharmaceuticals PLC	734,355	18,402,887
HSBC Holdings PLC	102,218,985	841,744,440
IMI PLC	1,410,562	23,340,653
Imperial Brands PLC	4,941,173	241,769,698
Inmarsat PLC	2,321,695	24,555,185
InterContinental Hotels Group PLC	964,787	51,125,983
Intertek Group PLC	839,268	44,148,741
Intu Properties PLC	4,932,602	17,593,941
Investec PLC	3,375,652	24,958,828
ITV PLC	18,727,601	50,880,542
J Sainsbury PLC	8,360,762	29,789,285
Johnson Matthey PLC	1,000,880	38,574,721
Kingfisher PLC	11,584,740	51,153,207
Land Securities Group PLC	4,076,643	58,332,165
Legal & General Group PLC	30,620,111	97,491,928
Lloyds Banking Group PLC	330,698,901	296,066,405
London Stock Exchange Group PLC	1,625,621	71,149,456
Marks & Spencer Group PLC	8,311,116	39,418,681
Mediclinic International PLC	1,891,509	20,091,014

Security	Shares	Value
Meggitt PLC	3,997,353	$23,918,532
Merlin Entertainments PLC[c]	3,603,351	23,565,573
Mondi PLC	1,880,800	48,690,024
National Grid PLC	19,384,921	250,792,370
Next PLC	727,068	40,494,727
Old Mutual PLC	25,321,066	63,552,699
Pearson PLC	4,226,947	34,944,429
Persimmon PLC	1,572,313	47,396,384
Petrofac Ltd.	1,326,279	13,975,787
Provident Financial PLC	758,291	31,432,483
Prudential PLC	13,360,046	296,602,987
Randgold Resources Ltd.	483,051	42,527,651
Reckitt Benckiser Group PLC	3,271,002	300,927,427
RELX PLC	5,671,924	114,913,868
Rio Tinto PLC	6,374,986	252,542,634
Rolls-Royce Holdings PLC	9,459,635	99,375,813
Royal Bank of Scotland Group PLC[a]	18,345,126	62,990,043
Royal Dutch Shell PLC Class A	22,529,309	583,674,447
Royal Dutch Shell PLC Class B	19,344,648	513,681,921
Royal Mail PLC	4,679,661	24,368,599
RSA Insurance Group PLC	5,212,761	40,194,290
Sage Group PLC (The)	5,589,268	48,448,465
Schroders PLC	690,037	28,451,471
Segro PLC	4,988,309	31,345,250
Severn Trent PLC	1,211,814	36,450,980
Shire PLC	4,663,379	273,728,348
Sky PLC	5,325,889	68,352,447
Smith & Nephew PLC	4,591,399	75,439,541
Smiths Group PLC	2,060,573	43,720,200
SSE PLC	5,210,117	93,761,574
St. James’s Place PLC	2,690,955	39,966,729
Standard Chartered PLC[a]	16,871,527	157,420,176
Standard Life PLC	10,232,538	48,174,332
Tate & Lyle PLC	2,379,327	23,286,990
Taylor Wimpey PLC	16,624,661	43,016,303
Tesco PLC[a]	42,126,195	99,872,633
Travis Perkins PLC	1,281,705	26,713,691
TUI AG	2,555,962	37,135,086
Unilever PLC	6,622,587	340,319,783
United Utilities Group PLC	3,551,969	44,735,820
Vodafone Group PLC	137,159,755	353,215,023
Weir Group PLC (The)	1,116,926	28,770,403

369

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2017

Security	Shares	Value
Whitbread PLC	942,102	$49,180,365
William Hill PLC	4,470,198	16,974,037
Wm Morrison Supermarkets PLC	11,315,499	35,119,979
Wolseley PLC	1,300,612	82,517,964
Worldpay Group PLC[c]	9,281,123	36,022,352
WPP PLC	6,633,607	141,864,221

		12,240,348,023

TOTAL COMMON STOCKS
(Cost: $64,096,171,838)		68,346,526,513

PREFERRED STOCKS — 0.60%

GERMANY — 0.55%
Bayerische Motoren Werke AG, Preference Shares	281,898	23,170,304
Fuchs Petrolub SE, Preference Shares	372,432	19,205,281
Henkel AG & Co. KGaA, Preference Shares	915,527	124,620,365
Porsche Automobil Holding SE, Preference Shares	787,784	46,075,511
Schaeffler AG, Preference Shares	838,207	14,435,384
Volkswagen AG, Preference Shares	955,561	151,453,207

		378,960,052
ITALY — 0.05%
Intesa Sanpaolo SpA, Preference Shares	5,886,314	16,088,850
Telecom Italia SpA/Milano, Preference Shares	30,773,758	21,966,511

		38,055,361
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC, Preference Shares[a]	671,634,085	868,926

		868,926

TOTAL PREFERRED STOCKS
(Cost: $397,461,745)		417,884,339

Security	Shares	Value

RIGHTS — 0.00%

UNITED KINGDOM — 0.00%
Cobham PLC (Expires 05/04/17)[a,b]	3,505,468	$2,585,063

		2,585,063

TOTAL RIGHTS
(Cost: $3,317,676)		2,585,063

SHORT-TERM INVESTMENTS — 0.65%

MONEY MARKET FUNDS — 0.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	426,208,086	426,378,569
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	23,429,300	23,429,300

		449,807,869

TOTAL SHORT-TERM INVESTMENTS
(Cost: $449,684,854)		449,807,869

TOTAL INVESTMENTS IN SECURITIES — 99.71% (Cost: $64,946,636,113)[h]		69,216,803,784
Other Assets, Less Liabilities — 0.29%		198,187,305

NET ASSETS — 100.00%		$69,414,991,089

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $67,158,705,184. Net unrealized appreciation was $2,058,098,600, of which $11,633,711,770 represented gross unrealized appreciation on securities and $9,575,613,170 represented gross unrealized depreciation on securities.

370

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of April 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
ASX SPI 200 Index	743	Jun. 2017	Sydney Futures	$80,743,962	$82,139,310	$1,395,348
Euro Stoxx 50	6,305	Jun. 2017	NYSE LIFFE - London	232,358,996	240,853,258	8,494,262
FTSE 100 Index	1,832	Jun. 2017	Intercontinental	171,959,012	169,821,217	(2,137,795)
TOPIX Index	1,125	Jun. 2017	Tokyo Stock	154,905,526	154,413,743	(491,783)

				Net unrealized appreciation		$7,260,032

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$68,346,526,084	$—	$429	$68,346,526,513
Preferred stocks	417,015,413	868,926	—	417,884,339
Rights	2,585,063	—	—	2,585,063
Money market funds	449,807,869	—	—	449,807,869

Total	$69,215,934,429	$868,926	$429	$69,216,803,784

Derivative financial instruments[a]:
Assets:
Futures contracts	$9,889,610	$—	$—	$9,889,610
Liabilities:
Futures contracts	(2,629,578)	—	—	(2,629,578)

Total	$7,260,032	$—	$—	$7,260,032

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

371

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.85%

AUSTRALIA — 7.16%
AGL Energy Ltd.	274,386	$5,491,139
Alumina Ltd.	995,366	1,369,667
Amcor Ltd./Australia	306,064	3,595,860
APA Group	453,108	3,103,927
Aristocrat Leisure Ltd.	220,242	3,234,864
ASX Ltd.	78,678	2,984,330
Aurizon Holdings Ltd.	834,250	3,213,052
BHP Billiton Ltd.	1,300,302	23,066,052
Boral Ltd.	477,238	2,198,518
Brambles Ltd.	644,934	4,987,124
Caltex Australia Ltd.	72,286	1,614,744
Challenger Ltd./Australia	232,274	2,296,394
CIMIC Group Ltd.	13,818	382,660
Coca-Cola Amatil Ltd.	116,466	816,118
Cochlear Ltd.	23,406	2,448,484
Computershare Ltd.	188,282	2,075,490
CSL Ltd.	185,932	18,430,971
Domino’s Pizza Enterprises Ltd.	25,098	1,147,194
Flight Centre Travel Group Ltd.	22,184	521,765
Goodman Group	727,466	4,412,126
Harvey Norman Holdings Ltd.	79,148	248,010
Healthscope Ltd.	705,564	1,166,119
Insurance Australia Group Ltd.	976,942	4,537,062
James Hardie Industries PLC	181,232	3,072,563
Macquarie Group Ltd.	125,020	8,695,144
Medibank Pvt Ltd.	1,119,822	2,437,005
Mirvac Group	527,340	895,222
Newcrest Mining Ltd.	314,994	4,984,623
Oil Search Ltd.	557,251	3,008,863
Origin Energy Ltd.[a]	363,028	1,949,301
Qantas Airways Ltd.	195,063	618,522
Ramsay Health Care Ltd.	57,528	3,084,699
REA Group Ltd.	21,432	985,557
Santos Ltd.[a]	730,311	1,900,647
Scentre Group	2,166,230	6,982,263
Seek Ltd.	134,326	1,711,765
Sonic Healthcare Ltd.	160,646	2,653,872
South32 Ltd.	757,640	1,575,150
Sydney Airport	448,286	2,309,876
Tabcorp Holdings Ltd.	118,346	420,399
Tatts Group Ltd.	208,398	670,157

Security	Shares	Value
Telstra Corp. Ltd.	1,726,028	$5,447,217
TPG Telecom Ltd.[b]	149,406	659,226
Transurban Group	836,204	7,629,330
Treasury Wine Estates Ltd.	300,106	2,693,210
Vocus Group Ltd.	106,730	268,987
Wesfarmers Ltd.	457,686	14,718,055
Westfield Corp.	806,802	5,478,569
Woodside Petroleum Ltd.	308,320	7,419,969
Woolworths Ltd.	337,460	6,783,689

		192,395,550
AUSTRIA — 0.08%
Andritz AG	29,610	1,637,018
Raiffeisen Bank International AGa	26,038	593,451

		2,230,469
BELGIUM — 1.60%
Anheuser-Busch InBev SA/NV	309,918	34,895,963
Colruyt SA	27,166	1,394,663
Telenet Group Holding NVa	21,432	1,301,348
UCB SA	51,418	4,006,760
Umicore SA	25,192	1,474,514

		43,073,248
DENMARK — 2.66%
AP Moller - Maersk A/S Class B	1,316	2,275,610
Carlsberg A/S Class B	21,453	2,140,651
Chr Hansen Holding A/S	41,944	2,826,236
Coloplast A/S Class Bb	48,316	4,134,924
DSV A/S	77,252	4,302,712
Genmab A/Sa	23,232	4,619,324
ISS A/S	67,938	2,817,072
Novo Nordisk A/S Class B	777,453	30,245,287
Novozymes A/S Class B	93,812	4,052,028
Pandora A/S	48,162	5,204,187
Vestas Wind Systems A/S	90,080	7,755,284
William Demant Holding A/Sa	48,692	1,114,317

		71,487,632
FINLAND — 0.50%
Elisa OYJ	28,952	985,858
Kone OYJ Class B	138,274	6,333,119
Neste OYJ	18,800	767,505
Orion OYJ Class B	27,166	1,557,514
Wartsila OYJ Abp	61,100	3,719,297

		13,363,293

372

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2017

Security	Shares	Value
FRANCE — 9.13%
Accor SA	45,120	$2,055,988
Aeroports de Paris	12,032	1,604,370
Air Liquide SA	158,160	19,048,450
Airbus SE	236,504	19,117,267
Alstom SAa	62,325	1,978,375
Arkema SA	27,636	2,925,459
Atos SE	36,190	4,740,914
Bouygues SA	42,112	1,769,884
Bureau Veritas SA	107,818	2,496,689
Cap Gemini SA	66,552	6,660,157
Christian Dior SE	22,184	6,086,422
Danone SA	240,076	16,778,623
Dassault Aviation SA	940	1,284,276
Dassault Systemes SE	52,264	4,662,871
Edenred	85,540	2,189,462
Eiffage SA	23,970	2,029,701
Essilor International SA	84,224	10,909,583
Eurofins Scientific SE	4,418	2,175,044
Groupe Eurotunnel SE Registered	190,068	2,087,338
Hermes International	10,744	5,138,498
Iliad SA	10,716	2,601,061
Ingenico Group SA	22,466	2,034,944
JCDecaux SA	30,174	1,064,105
Kering	30,832	9,553,624
L’Oreal SA	102,460	20,401,268
Legrand SA	108,570	7,026,247
LVMH Moet Hennessy Louis Vuitton SE	113,270	27,937,720
Pernod Ricard SA	86,386	10,803,941
Peugeot SAa	69,090	1,447,156
Remy Cointreau SA	8,836	891,186
Safran SA	127,191	10,529,120
SEB SA	9,212	1,484,648
SFR Group SAa	35,825	1,172,689
Societe BIC SA	11,656	1,309,897
Sodexo SA	37,506	4,766,279
STMicroelectronics NV	262,636	4,247,062
Thales SA	43,052	4,524,999
Valeo SA	96,914	6,965,276
Veolia Environnement SA	194,674	3,697,109
Vivendi SA	209,244	4,150,401
Wendel SA	5,734	803,295
Zodiac Aerospace	83,381	2,023,881

		245,175,279

Security	Shares	Value
GERMANY — 8.84%
adidas AG	76,610	$15,341,755
Bayer AG Registered	336,614	41,640,732
Beiersdorf AG	40,984	4,076,460
Brenntag AG	62,792	3,722,462
Continental AG	44,838	10,033,811
Covestro AGc	37,130	2,893,364
Deutsche Boerse AG	78,720	7,702,133
Deutsche Post AG Registered	394,894	14,190,651
Deutsche Wohnen AG Bearer	143,538	4,906,435
Fresenius Medical Care AG & Co. KGaA	87,138	7,728,701
Fresenius SE & Co. KGaA	167,038	13,534,881
GEA Group AG	74,354	3,160,982
HeidelbergCement AG	60,442	5,594,556
Henkel AG & Co. KGaA	41,736	4,869,797
HOCHTIEF AG	8,472	1,525,911
Infineon Technologies AG	466,804	9,658,196
Innogy SEc	56,480	2,075,756
Lanxess AG	37,224	2,687,475
Linde AG	75,576	13,575,132
MAN SE	14,288	1,500,502
Merck KGaA	52,452	6,157,277
METRO AG	70,782	2,328,528
Osram Licht AG	36,190	2,423,265
QIAGEN NV	88,866	2,656,353
RWE AGa	69,654	1,153,295
SAP SE	400,346	40,138,532
Symrise AG	50,102	3,506,479
thyssenkrupp AG	149,554	3,559,235
United Internet AG Registered[d]	50,008	2,301,047
Volkswagen AG	7,050	1,135,826
Zalando SEa,c	35,156	1,549,892

		237,329,421
HONG KONG — 3.60%
AIA Group Ltd.	4,906,800	33,973,575
ASM Pacific Technology Ltd.	103,400	1,539,523
Bank of East Asia Ltd. (The)[b]	488,800	2,023,691
Cheung Kong Infrastructure Holdings Ltd.	282,000	2,470,997
CLP Holdings Ltd.	658,000	6,941,633
Galaxy Entertainment Group Ltd.	940,000	5,233,268
HKT Trust & HKT Ltd.	752,000	962,051
Hong Kong & China Gas Co. Ltd.[b]	3,103,038	6,200,052

373

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2017

Security	Shares	Value
Hong Kong Exchanges & Clearing Ltd.[b]	470,000	$11,578,453
Jardine Strategic Holdings Ltd.	56,400	2,384,028
Link REIT	940,000	6,762,155
Melco Resorts & Entertainment Ltd. ADR	77,080	1,691,906
MGM China Holdings Ltd.	376,000	856,661
MTR Corp. Ltd.	376,000	2,165,824
Sands China Ltd.	977,600	4,437,037
Shangri-La Asia Ltd.	564,666	808,787
Techtronic Industries Co. Ltd.	564,000	2,422,048
WH Group Ltd.[c]	3,290,000	2,939,936
Wynn Macau Ltd.[a]	639,200	1,405,368

		96,796,993
IRELAND — 0.86%
Bank of Ireland[a]	3,915,006	984,810
CRH PLC	337,366	12,297,866
Kerry Group PLC Class A	64,390	5,260,213
Paddy Power Betfair PLC	32,361	3,605,001
Ryanair Holdings PLC ADR[a]	10,123	930,607

		23,078,497
ISRAEL — 0.75%
Azrieli Group Ltd.	11,186	594,877
Check Point Software Technologies Ltd.[a,b]	53,580	5,572,856
Elbit Systems Ltd.	9,588	1,130,773
Frutarom Industries Ltd.	15,604	913,457
Mizrahi Tefahot Bank Ltd.	56,588	910,161
Mobileye NVa	71,346	4,417,744
Nice Ltd.	24,440	1,647,451
Taro Pharmaceutical Industries Ltd.[a,b]	6,110	713,954
Teva Pharmaceutical Industries Ltd. ADR	129,873	4,101,389

		20,002,662
ITALY — 0.75%
CNH Industrial NV	207,646	2,290,556
Ferrari NV	49,962	3,756,742
Fiat Chrysler Automobiles NVa,b	183,438	2,075,452
Leonardo SpA[a]	166,564	2,617,311
Luxottica Group SpA	68,902	3,991,639
Prysmian SpA	79,336	2,290,276
Tenaris SA	194,016	3,038,116

		20,060,092

Security	Shares	Value
JAPAN — 22.70%
ABC-Mart Inc.	9,400	$521,988
Acom Co. Ltd.[a]	159,800	709,617
Aeon Co. Ltd.	263,200	3,904,200
Aeon Mall Co. Ltd.	28,210	479,066
Air Water Inc.	57,600	1,108,905
Ajinomoto Co. Inc.	225,600	4,389,759
Alfresa Holdings Corp.	47,000	847,914
Alps Electric Co. Ltd.	75,200	2,209,384
Amada Holdings Co. Ltd.	65,800	781,548
Asahi Group Holdings Ltd.	159,800	6,028,160
Asics Corp.	65,800	1,163,468
Astellas Pharma Inc.	874,200	11,512,744
Bandai Namco Holdings Inc.	84,600	2,652,525
Benesse Holdings Inc.	9,400	283,762
Brother Industries Ltd.	94,000	1,931,946
Calbee Inc.	28,200	984,103
Casio Computer Co. Ltd.	94,000	1,324,787
Chubu Electric Power Co. Inc.	94,000	1,262,806
Chugai Pharmaceutical Co. Ltd.	94,000	3,330,941
Coca-Cola Bottlers Japan Inc.	25,000	743,474
CYBERDYNE Inc.[a,b]	47,000	664,080
Daicel Corp.	118,400	1,358,514
Daikin Industries Ltd.	94,000	9,128,465
Daito Trust Construction Co. Ltd.	28,200	4,148,919
Daiwa House Industry Co. Ltd.	150,400	4,467,340
DeNA Co. Ltd.	28,200	603,870
Denso Corp.	197,400	8,498,453
Dentsu Inc.	84,600	4,766,197
Don Quijote Holdings Co. Ltd.	47,000	1,713,959
East Japan Railway Co.	134,600	12,019,453
Eisai Co. Ltd.	37,600	1,973,941
FamilyMart UNY Holdings Co. Ltd.	37,600	2,125,056
FANUC Corp.	28,200	5,731,327
Fast Retailing Co. Ltd.	21,000	6,849,915
Fujitsu Ltd.	752,000	4,687,267
Hakuhodo DY Holdings Inc.	56,400	686,596
Hamamatsu Photonics KK	56,400	1,657,038
Hankyu Hanshin Holdings Inc.	47,000	1,551,628
Hikari Tsushin Inc.	9,400	902,306
Hirose Electric Co. Ltd.	9,445	1,268,428
Hisamitsu Pharmaceutical Co. Inc.	18,800	961,335
Hitachi Chemical Co. Ltd.	28,200	807,015
Hitachi Construction Machinery Co. Ltd.	28,200	726,314

374

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2017

Security	Shares	Value
Hitachi High-Technologies Corp.	28,200	$1,124,509
Hitachi Metals Ltd.	84,600	1,184,719
Honda Motor Co. Ltd.	235,000	6,813,672
Hoshizaki Corp.	18,800	1,566,807
Hoya Corp.	159,800	7,632,324
Hulic Co. Ltd.	122,200	1,151,072
IHI Corp.[a]	282,000	956,275
Iida Group Holdings Co. Ltd.	28,200	448,792
INPEX Corp.	253,800	2,432,810
Japan Airport Terminal Co. Ltd.[b]	18,800	652,696
Japan Exchange Group Inc.	216,200	3,027,615
Japan Tobacco Inc.	451,200	15,000,872
JFE Holdings Inc.	216,200	3,686,087
Kajima Corp.	376,000	2,553,440
Kakaku.com Inc.	56,400	813,087
Kansai Paint Co. Ltd.	84,600	1,873,085
Kao Corp.	206,800	11,405,817
Keihan Holdings Co. Ltd.	188,000	1,182,273
Keikyu Corp.	188,000	2,157,101
Keio Corp.	230,059	1,840,967
Keisei Electric Railway Co. Ltd.	56,400	1,341,315
Keyence Corp.	37,774	15,181,441
Kikkoman Corp.	56,400	1,732,933
Kintetsu Group Holdings Co. Ltd.	752,000	2,745,707
Kirin Holdings Co. Ltd.	216,200	4,201,033
Kobe Steel Ltd.[a]	122,200	1,085,296
Koito Manufacturing Co. Ltd.	47,000	2,424,419
Konami Holdings Corp.	37,600	1,563,434
Kose Corp.	9,400	891,343
Kubota Corp.	432,400	6,800,011
Kuraray Co. Ltd.	94,000	1,516,211
Kyowa Hakko Kirin Co. Ltd.	71,800	1,231,556
Kyushu Electric Power Co. Inc.	169,200	1,824,512
Kyushu Financial Group Inc.	75,200	468,187
Lawson Inc.	13,000	863,012
LINE Corp.[a,b]	18,800	651,853
Lion Corp.	94,000	1,696,672
LIXIL Group Corp.	112,800	2,816,205
M3 Inc.	75,200	1,921,995
Mabuchi Motor Co. Ltd.	18,800	1,060,841
Makita Corp.	94,000	3,352,023
McDonald’s Holdings Co. Japan Ltd.[b]	28,200	868,996
MEIJI Holdings Co. Ltd.	47,200	4,005,670
MINEBEA MITSUMI Inc.	154,600	2,234,329

Security	Shares	Value
Miraca Holdings Inc.	18,800	$866,888
MISUMI Group Inc.	112,800	2,136,187
Mitsubishi Chemical Holdings Corp.	357,200	2,795,241
Mitsubishi Estate Co. Ltd.	504,800	9,645,860
Mitsubishi Logistics Corp.	21,000	271,284
Mitsui Chemicals Inc.	376,000	1,922,670
Mitsui Fudosan Co. Ltd.	125,100	2,749,013
Murata Manufacturing Co. Ltd.	78,400	10,511,241
Nabtesco Corp.	47,000	1,332,376
Nagoya Railroad Co. Ltd.	376,000	1,727,030
NEC Corp.	425,000	1,056,114
Nexon Co. Ltd.	75,200	1,278,407
NGK Insulators Ltd.	103,400	2,208,625
NGK Spark Plug Co. Ltd.	75,200	1,626,511
NH Foods Ltd.	34,000	966,897
Nidec Corp.	94,000	8,618,283
Nikon Corp.	94,000	1,340,809
Nintendo Co. Ltd.	45,200	11,371,975
Nippon Paint Holdings Co. Ltd.	65,800	2,523,504
Nippon Prologis REIT Inc.	658	1,391,321
Nissan Chemical Industries Ltd.	47,000	1,456,760
Nisshin Seifun Group Inc.	37,600	576,464
Nissin Foods Holdings Co. Ltd.	18,800	1,076,020
Nitori Holdings Co. Ltd.	32,200	4,191,460
Nitto Denko Corp.	66,600	5,012,177
Nomura Real Estate Master Fund Inc.	564	813,087
Nomura Research Institute Ltd.	23,890	831,553
NTT Data Corp.	56,400	2,615,843
NTT DOCOMO Inc.	564,000	13,600,359
Obayashi Corp.	263,200	2,552,428
Obic Co. Ltd.	28,200	1,522,957
Odakyu Electric Railway Co. Ltd.	122,200	2,370,112
Oji Holdings Corp.	188,000	909,052
Olympus Corp.	122,200	4,702,951
Omron Corp.	75,200	3,147,107
Ono Pharmaceutical Co. Ltd.	169,200	3,486,610
Oracle Corp. Japan	18,800	1,082,767
Oriental Land Co. Ltd./Japan	88,200	5,063,963
Otsuka Corp.	18,800	1,006,872
Otsuka Holdings Co. Ltd.	159,800	7,349,911
Panasonic Corp.	582,800	6,956,270
Park24 Co. Ltd.	37,600	969,768
Pola Orbis Holdings Inc.	37,600	866,213
Rakuten Inc.	376,000	3,848,713

375

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2017

Security	Shares	Value
Recruit Holdings Co. Ltd.	150,400	$7,596,232
Rinnai Corp.	9,400	780,874
Rohm Co. Ltd.	9,400	659,442
Ryohin Keikaku Co. Ltd.	9,400	2,119,996
Santen Pharmaceutical Co. Ltd.	150,400	2,114,262
Secom Co. Ltd.	84,600	6,136,858
Seibu Holdings Inc.	65,800	1,148,711
Seven & I Holdings Co. Ltd.	310,200	13,107,042
Seven Bank Ltd.	244,400	820,002
Sharp Corp./Japan[a,b]	658,000	2,372,979
Shimadzu Corp.	94,000	1,593,792
Shimamura Co. Ltd.	9,400	1,286,840
Shimano Inc.	30,500	4,659,684
Shimizu Corp.	188,000	1,802,925
Shin-Etsu Chemical Co. Ltd.	159,800	13,882,688
Shionogi & Co. Ltd.	122,200	6,284,853
Shiseido Co. Ltd.	150,400	4,069,314
SMC Corp./Japan	23,400	6,589,450
SoftBank Group Corp.	338,400	25,628,176
Sohgo Security Services Co. Ltd.	28,200	1,230,762
Sony Corp.	517,000	17,434,314
Stanley Electric Co. Ltd.	65,800	1,924,356
Start Today Co. Ltd.	75,200	1,605,598
Subaru Corp.	84,600	3,196,692
Sumitomo Dainippon Pharma Co. Ltd.	65,800	1,079,056
Sumitomo Electric Industries Ltd.	150,400	2,450,898
Sumitomo Metal Mining Co. Ltd.	94,000	1,274,612
Sumitomo Realty & Development Co. Ltd.	139,000	3,748,399
Sundrug Co. Ltd.	37,600	1,318,884
Suntory Beverage & Food Ltd.	56,400	2,522,239
Suruga Bank Ltd.	75,200	1,571,192
Suzuken Co. Ltd./Aichi Japan	9,400	310,747
Suzuki Motor Corp.	141,000	5,884,381
Sysmex Corp.	65,800	4,002,189
Taisho Pharmaceutical Holdings Co. Ltd.	9,400	772,441
Taiyo Nippon Sanso Corp.	56,400	673,440
Takeda Pharmaceutical Co. Ltd.	141,000	6,757,172
TDK Corp.	47,000	2,909,303
Teijin Ltd.	28,200	546,190
Terumo Corp.	141,000	5,141,877
Tobu Railway Co. Ltd.	282,000	1,429,353

Security	Shares	Value
Toho Co. Ltd./Tokyo	47,000	$1,347,134
Toho Gas Co. Ltd.	188,000	1,344,182
Tohoku Electric Power Co. Inc.	94,000	1,253,108
Tokyo Electric Power Co. Holdings Inc.[a]	291,400	1,131,930
Tokyo Tatemono Co. Ltd.	84,900	1,158,454
Tokyu Corp.	188,000	1,345,869
Toray Industries Inc.	601,600	5,321,950
Toshiba Corp.[a]	1,692,000	3,421,340
TOTO Ltd.	56,400	2,152,884
Toyo Seikan Group Holdings Ltd.	65,800	1,100,897
Toyo Suisan Kaisha Ltd.	37,600	1,409,958
Trend Micro Inc./Japan	28,200	1,239,616
Tsuruha Holdings Inc.	18,800	1,905,804
Unicharm Corp.	169,200	4,111,225
USS Co. Ltd.	47,000	830,627
Yahoo Japan Corp.	582,800	2,493,905
Yakult Honsha Co. Ltd.	37,600	2,138,549
Yamaha Corp.	65,800	1,824,006
Yamaha Motor Co. Ltd.	37,600	890,837
Yamato Holdings Co. Ltd.	141,000	3,046,546
Yamazaki Baking Co. Ltd.	56,400	1,188,514
Yaskawa Electric Corp.	103,400	1,974,869
Yokogawa Electric Corp.	47,000	725,639

		609,597,238
NETHERLANDS — 4.84%
AerCap Holdings NVa	42,206	1,941,898
Altice NV Class Aa	150,307	3,732,649
Altice NV Class Ba	44,462	1,105,357
ASML Holding NV	152,468	20,147,740
Gemalto NV	32,900	1,842,196
Heineken Holding NV	40,796	3,416,711
Heineken NV	93,624	8,344,758
Koninklijke Ahold Delhaize NV	517,572	10,719,860
Koninklijke DSM NV	25,850	1,848,568
Koninklijke KPN NV	486,168	1,405,590
Koninklijke Philips NV	387,280	13,419,400
Koninklijke Vopak NV	30,456	1,373,697
NXP Semiconductors NVa	120,226	12,713,899
RELX NV	404,482	7,820,378
Unilever NV CVA	663,922	34,807,762
Wolters Kluwer NV	122,764	5,212,332

		129,852,795

376

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2017

Security	Shares	Value
NEW ZEALAND — 0.17%
Auckland International Airport Ltd.	387,374	$1,835,066
Fletcher Building Ltd.	183,018	1,074,316
Mercury NZ Ltd.	284,632	628,257
Ryman Healthcare Ltd.	152,468	903,362

		4,441,001
NORWAY — 0.52%
Marine Harvest ASA	155,570	2,593,287
Schibsted ASA	30,738	766,073
Schibsted ASA Class B	36,190	813,235
Statoil ASA	299,014	4,946,044
Telenor ASA	305,030	4,942,294

		14,060,933
PORTUGAL — 0.11%
Galp Energia SGPS SA	55,557	863,317
Jeronimo Martins SGPS SA	118,628	2,176,682

		3,039,999
SINGAPORE — 1.25%
Ascendas REIT	969,827	1,776,316
CapitaLand Ltd.	1,043,400	2,806,886
CapitaLand Mall Trust	1,005,800	1,417,633
City Developments Ltd.	112,800	870,796
ComfortDelGro Corp. Ltd.	874,200	1,713,750
Genting Singapore PLC	2,462,800	1,964,672
Global Logistic Properties Ltd.[b]	1,081,000	2,227,431
Golden Agri-Resources Ltd.	1,438,200	370,431
Jardine Cycle & Carriage Ltd.	47,000	1,588,188
SATS Ltd.	272,600	992,727
SembCorp Industries Ltd.	404,200	876,244
Singapore Airlines Ltd.	225,600	1,654,432
Singapore Exchange Ltd.	329,000	1,741,862
Singapore Press Holdings Ltd.[b]	178,700	443,649
Singapore Technologies Engineering Ltd.	639,200	1,733,253
Singapore Telecommunications Ltd.	3,308,800	8,853,768
StarHub Ltd.[b]	239,200	477,476
Wilmar International Ltd.	780,200	1,981,620

		33,491,134
SPAIN — 1.61%
Aena SAc	27,448	4,842,098
Amadeus IT Group SA	179,258	9,662,546
Banco Popular Espanol SAa,b	1,365,179	957,378

Security	Shares	Value
CaixaBank SA	516,561	$2,345,100
Distribuidora Internacional de Alimentacion SAb	253,142	1,506,476
Ferrovial SA	71,448	1,519,887
Grifols SA	121,260	3,255,595
Industria de Diseno Textil SA	444,620	17,047,585
International Consolidated Airlines Group SA	231,804	1,680,632
Zardoya Otis SA	38,249	354,452

		43,171,749
SWEDEN — 2.51%
Alfa Laval AB	41,830	858,349
Assa Abloy AB Class B	409,370	8,871,810
Atlas Copco AB Class A	275,608	10,308,688
Atlas Copco AB Class B	156,228	5,197,720
Boliden AB	111,202	3,179,783
Getinge AB Class B	81,404	1,591,344
Hennes & Mauritz AB Class B	384,554	9,528,295
Hexagon AB Class B	106,502	4,639,046
Husqvarna AB Class B	169,294	1,683,419
L E Lundbergforetagen AB Class B	15,134	1,096,407
Lundin Petroleum ABa	80,464	1,536,620
Millicom International Cellular SA SDR	26,884	1,475,541
Sandvik AB	285,290	4,581,497
Securitas AB Class B	127,276	2,104,306
Svenska Cellulosa AB SCA Class B	247,314	8,194,643
Swedish Match AB	76,704	2,531,159

		67,378,627
SWITZERLAND — 12.52%
ABB Ltd. Registered	385,024	9,422,055
Actelion Ltd.[a]	39,574	11,200,939
Baloise Holding AG Registered	7,144	1,047,074
Barry Callebaut AG Registered	846	1,160,918
Chocoladefabriken Lindt & Spruengli AG Registered	37	2,457,250
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	470	2,641,670
Cie. Financiere Richemont SA Class A Registered	106,126	8,864,711
Credit Suisse Group AG Registered	528,186	8,027,982
Dufry AG Registered[a]	14,258	2,334,677
EMS-Chemie Holding AG Registered	3,384	2,119,568
Galenica AG Registered	1,598	1,735,334

377

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2017

Security	Shares	Value
Geberit AG Registered	15,228	$6,932,874
Givaudan SA Registered	3,760	7,240,866
Kuehne + Nagel International AG Registered	21,996	3,323,320
LafargeHolcim Ltd. Registered	186,072	10,542,429
Lonza Group AG Registered	23,406	4,784,892
Nestle SA Registered	1,266,744	97,539,733
Novartis AG Registered	589,815	45,356,711
Pargesa Holding SA Bearer	7,050	526,563
Partners Group Holding AG	7,144	4,316,757
Roche Holding AG	285,854	74,747,899
Schindler Holding AG Participation Certificates	16,544	3,378,769
Schindler Holding AG Registered	8,178	1,623,359
SGS SA Registered	2,256	5,074,272
Sika AG Bearer	846	5,396,655
Sonova Holding AG Registered	21,714	3,208,729
Swatch Group AG (The) Bearer	6,298	2,519,959
Syngenta AG Registered[a]	18,894	8,776,519

		336,302,484

UNITED KINGDOM — 16.69%
Anglo American PLC[a]	570,204	8,162,665
Antofagasta PLC	104,246	1,130,196
Ashtead Group PLC	203,886	4,302,210
Associated British Foods PLC	144,854	5,266,076
Auto Trader Group PLC[c]	403,306	2,092,848
Berkeley Group Holdings PLC	18,612	784,503
BHP Billiton PLC	429,392	6,527,428
British American Tobacco PLC	758,486	51,174,330
Bunzl PLC	136,394	4,249,150
Burberry Group PLC	180,386	3,766,662
Capita PLC	94,940	682,927
Carnival PLC	77,644	4,787,538
Coca-Cola European Partners PLC	88,228	3,336,715
Coca-Cola HBC AGa	73,638	2,040,665
Compass Group PLC	668,058	13,465,792
Croda International PLC	53,401	2,600,455
DCC PLC	36,214	3,340,537
Diageo PLC	1,023,096	29,735,353
Experian PLC	389,536	8,360,731
Fresnillo PLC	92,120	1,730,497
GlaxoSmithKline PLC	1,981,426	39,733,776
Glencore PLC[a]	1,741,350	6,840,843

Security	Shares	Value
Hargreaves Lansdown PLC	106,596	$1,900,380
Hikma Pharmaceuticals PLC	58,562	1,467,560
IMI PLC	71,910	1,189,899
Imperial Brands PLC	390,006	19,082,844
InterContinental Hotels Group PLC	76,273	4,041,858
Intertek Group PLC	65,518	3,446,500
Investec PLC	93,436	690,845
Johnson Matthey PLC	78,688	3,032,699
London Stock Exchange Group PLC	128,216	5,611,701
Mediclinic International PLC	149,874	1,591,914
Merlin Entertainments PLC[c]	288,584	1,887,312
Next PLC	56,870	3,167,427
Provident Financial PLC	60,066	2,489,840
Prudential PLC	1,049,510	23,299,905
Randgold Resources Ltd.	37,411	3,293,652
Reckitt Benckiser Group PLC	256,808	23,625,963
RELX PLC	443,116	8,977,584
Rolls-Royce Holdings PLC	485,980	5,105,340
Sage Group PLC (The)	438,980	3,805,133
Severn Trent PLC	62,322	1,874,626
Shire PLC	367,258	21,557,100
Smith & Nephew PLC	362,746	5,960,142
Smiths Group PLC	104,434	2,215,828
St. James’s Place PLC	214,320	3,183,134
Tate & Lyle PLC	123,328	1,207,038
Tesco PLC[a]	3,323,840	7,880,148
Unilever PLC	522,170	26,833,136
United Utilities Group PLC	97,008	1,221,782
Vodafone Group PLC	10,794,208	27,797,341
Weir Group PLC (The)	88,078	2,268,762
Whitbread PLC	74,448	3,886,394
Wolseley PLC	102,648	6,512,552
Worldpay Group PLC[c]	731,895	2,840,667
WPP PLC	521,982	11,162,942

		448,221,845

TOTAL COMMON STOCKS
(Cost: $2,239,752,088)		2,654,550,941

PREFERRED STOCKS — 0.47%

GERMANY — 0.47%
Fuchs Petrolub SE, Preference Shares	28,294	1,459,043

378

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2017

Security	Shares	Value
Henkel AG & Co. KGaA, Preference Shares	73,132	$9,954,634
Schaeffler AG, Preference Shares	67,492	1,162,330

		12,576,007
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC, Preference Shares	34,504,580	44,640

		44,640

TOTAL PREFERRED STOCKS
(Cost: $9,189,311)		12,620,647

SHORT-TERM INVESTMENTS — 1.35%

MONEY MARKET FUNDS — 1.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	35,484,833	35,499,028
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	595,246	595,246

		36,094,274

Security	Shares	Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,087,095)		$36,094,274

TOTAL INVESTMENTS IN SECURITIES — 100.67%
(Cost: $2,285,028,494)[h]		2,703,265,862
Other Assets, Less Liabilities — (0.67)%		(17,900,336)

NET ASSETS — 100.00%		$2,685,365,526

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $2,300,966,577. Net unrealized appreciation was $402,299,285, of which $461,384,562 represented gross unrealized appreciation on securities and $59,085,277 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,654,550,941	$—	$—	$2,654,550,941
Preferred stocks	12,576,007	44,640	—	12,620,647
Money market funds	36,094,274	—	—	36,094,274

Total	$2,703,221,222	$44,640	$—	$2,703,265,862

379

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.03%

AUSTRALIA — 6.27%
Abacus Property Group	1,014,016	$2,616,244
Aconex Ltd.[a,b]	475,068	1,559,677
Adelaide Brighton Ltd.	1,863,418	8,249,855
AET&D Holdings No. 1 Pty Ltd.	169,200	1
Ainsworth Game Technology Ltd.[a]	1,179,145	1,640,191
ALS Ltd.	1,716,113	8,021,217
Altium Ltd.	475,976	2,918,860
Ansell Ltd.	572,236	10,185,128
APN News & Media Ltd.	1,106,234	2,059,969
APN Outdoor Group Ltd.	527,847	2,151,389
ARB Corp. Ltd.	252,716	2,927,511
Ardent Leisure Group	1,676,161	2,544,639
Arrium Ltd.[a,b]	18,421,369	138
Asaleo Care Ltd.	1,292,463	1,734,990
Austal Ltd.	1,150,361	1,475,410
Australian Agricultural Co. Ltd.[a,b]	2,122,752	2,738,437
Australian Pharmaceutical Industries Ltd.	1,430,629	2,385,867
Automotive Holdings Group Ltd.	826,295	2,304,933
Aveo Group	1,678,097	3,953,138
AWE Ltd.[b]	2,863,182	974,260
Bapcor Ltd.	855,082	3,344,443
Beach Energy Ltd.	5,486,528	3,015,777
Bega Cheese Ltd.	439,964	1,974,162
Bellamy’s Australia Ltd.[a]	297,521	1,143,655
Blackmores Ltd.[a]	42,363	3,377,528
BlueScope Steel Ltd.	1,915,789	16,762,851
Breville Group Ltd.	400,021	3,200,965
BT Investment Management Ltd.	604,302	5,396,010
BWP Trust	1,983,872	4,332,223
Cabcharge Australia Ltd.	617,422	1,214,373
carsales.com Ltd.	805,991	7,076,404
Cedar Woods Properties Ltd.	459,504	1,838,474
Charter Hall Group	986,454	4,182,869
Charter Hall Retail REIT	1,343,522	4,491,244
Cleanaway Waste Management Ltd.	6,042,125	5,738,624
Corporate Travel Management Ltd.[a]	218,381	3,325,117
Costa Group Holdings Ltd.	902,861	2,970,899
Credit Corp. Group Ltd.[a]	245,500	3,341,467
Cromwell Property Group	4,856,884	3,523,253

Security	Shares	Value
CSR Ltd.	1,812,983	$6,643,610
Donaco International Ltd.[a]	3,653,656	1,325,207
Downer EDI Ltd.	2,035,647	8,951,466
DuluxGroup Ltd.	1,318,671	6,676,356
Eclipx Group Ltd.	715,143	2,064,403
Energy World Corp. Ltd.[a,b]	6,156,708	1,726,610
Estia Health Ltd.	657,291	1,504,158
Evolution Mining Ltd.	4,268,355	7,309,882
Fairfax Media Ltd.	8,183,987	6,487,616
FlexiGroup Ltd./Australia	989,312	1,723,866
G8 Education Ltd.	1,156,921	3,201,251
Galaxy Resources Ltd.[a,b]	5,452,754	1,733,082
Gateway Lifestyle	1,579,717	2,516,363
GDI Property Group	3,286,472	2,580,677
Genworth Mortgage Insurance Australia Ltd.	786,332	1,934,711
GrainCorp Ltd. Class A	735,908	4,909,110
Greencross Ltd.[a]	311,647	1,584,843
GUD Holdings Ltd.	353,522	3,288,904
GWA Group Ltd.	1,030,866	2,405,311
Iluka Resources Ltd.	1,523,045	9,567,674
Independence Group NL	1,616,889	3,941,959
Infigen Energy[b]	2,604,876	1,850,653
Investa Office Fund	2,427,813	8,624,287
Invocare Ltd.	448,456	4,893,161
IOOF Holdings Ltd.	991,281	6,538,524
IPH Ltd.	410,997	1,466,126
Iress Ltd.	448,456	4,175,452
iSentia Group Ltd.	927,125	1,005,358
Jacana Minerals Ltd.[a]	52,407	—
Japara Healthcare Ltd.	1,029,048	1,593,017
JB Hi-Fi Ltd.	428,234	7,907,088
Karoon Gas Australia Ltd.[a,b]	1,356,428	1,501,318
Link Administration Holdings Ltd.	854,498	4,939,749
Macquarie Atlas Roads Group	1,545,835	6,173,319
Magellan Financial Group Ltd.	400,677	7,065,657
Mantra Group Ltd.	1,099,958	2,319,741
Mayne Pharma Group Ltd.[a,b]	4,314,397	4,339,670
McMillan Shakespeare Ltd.	285,439	2,888,188
Metcash Ltd.[b]	3,295,404	5,298,604
Mineral Resources Ltd.	378,376	3,024,932
Monadelphous Group Ltd.	341,767	3,192,324
Myer Holdings Ltd.	2,873,308	2,385,171
MYOB Group Ltd.	610,862	1,608,052
Nanosonics Ltd.[b]	768,556	1,816,256

380

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Navitas Ltd.	891,014	$3,058,522
NEXTDC Ltd.[a,b]	995,216	3,096,172
Nine Entertainment Co. Holdings Ltd.	2,315,199	2,129,648
Northern Star Resources Ltd.	1,960,989	6,276,728
Nufarm Ltd./Australia	677,633	5,153,827
OFX Group Ltd.[a]	974,880	1,046,206
Orocobre Ltd.[a,b]	564,788	1,330,486
Orora Ltd.	3,935,754	8,859,491
OZ Minerals Ltd.	1,111,734	5,886,383
Pact Group Holdings Ltd.	658,641	3,472,580
Perpetual Ltd.	145,961	5,761,301
Pilbara Minerals Ltd.[a,b]	3,864,785	982,695
Premier Investments Ltd.	335,842	3,295,211
Primary Health Care Ltd.	1,779,636	4,511,752
Programmed Maintenance Services Ltd.	1,010,272	1,299,514
Qube Holdings Ltd.	2,863,730	5,632,513
Quintis Ltd.[a]	1,408,325	1,263,859
RCG Corp. Ltd.[a]	1,543,621	958,149
Regis Healthcare Ltd.	475,692	1,597,300
Regis Resources Ltd.	1,676,241	4,099,195
Resolute Mining Ltd.	2,046,041	1,859,109
Retail Food Group Ltd.[a]	542,747	2,216,177
Sandfire Resources NL	665,857	2,883,194
Select Harvests Ltd.	319,719	1,300,714
Seven West Media Ltd.	3,828,388	2,118,664
SG Fleet Group Ltd.	502,379	1,363,806
Shopping Centres Australasia Property Group	2,133,190	3,685,156
Sigma Pharmaceuticals Ltd.	5,630,603	5,263,556
Sims Metal Management Ltd.	579,406	5,329,696
Sirtex Medical Ltd.	208,467	2,422,717
Southern Cross Media Group Ltd.	2,717,233	2,621,386
Spark Infrastructure Group	5,438,519	10,127,316
Spotless Group Holdings Ltd.	3,803,561	3,072,051
St. Barbara Ltd.[b]	1,795,303	3,625,066
Star Entertainment Grp Ltd. (The)	2,706,081	11,272,243
Steadfast Group Ltd.	2,774,852	5,644,469
Super Retail Group Ltd.	530,971	3,752,468
Syrah Resources Ltd.[a,b]	795,654	1,356,668
Tassal Group Ltd.	1,139,254	3,799,879
Technology One Ltd.	805,991	3,291,070
Ten Network Holdings Ltd.[a,b]	2,042,022	412,324
Tox Free Solutions Ltd.[a]	1,139,855	1,883,893

Security	Shares	Value
Village Roadshow Ltd.[a]	554,013	$1,503,976
Virtus Health Ltd.	454,360	1,977,595
Webjet Ltd.	259,974	2,214,461
Western Areas Ltd.[a,b]	878,667	1,458,786
Westgold Resources Ltd.[a,b]	787,959	1,143,193
Whitehaven Coal Ltd.[b]	1,546,011	3,167,944
WorleyParsons Ltd.[b]	769,944	6,518,083

		474,373,090
AUSTRIA — 0.84%
Austria Technologie & Systemtechnik AGa	70,662	763,318
BUWOG AG	214,259	5,783,936
CA Immobilien Anlagen AG	248,780	5,449,333
Conwert Immobilien Invest SE	72	1,287
EVN AG	135,884	1,798,586
FACC AGb	116,018	880,574
IMMOFINANZ AG	2,412,114	5,016,942
Kapsch TrafficCom AG	23,019	1,127,994
Lenzing AG	28,755	5,360,743
Oesterreichische Post AG	100,293	4,256,617
RHI AG	135,465	3,946,015
S IMMO AG	632,994	8,271,584
Schoeller-Bleckmann Oilfield Equipment AG	47,826	3,340,418
UNIQA Insurance Group AG	417,917	3,487,815
Wienerberger AG	464,168	10,867,296
Zumtobel Group AG	140,057	2,920,663

		63,273,121
BELGIUM — 2.01%
Ablynx NVa,b	170,513	2,005,345
Ackermans & van Haaren NV	97,490	15,945,489
Aedifica SA	90,590	7,118,437
AGFA-Gevaert NVb	844,586	4,284,017
Barco NV	68,694	6,763,058
Befimmo SA	83,621	4,876,213
Bekaert SA	130,905	6,589,326
bpost SA	269,695	6,461,055
Cie. d’Entreprises CFE	21,577	3,146,151
Cofinimmo SA	69,476	8,405,368
D’ieteren SA/NV	83,750	4,083,916
Econocom Group SA/NV	241,837	3,888,338
Elia System Operator SA/NV	125,046	6,631,421
Euronav NV	420,852	3,337,244
EVS Broadcast Equipment SA	59,555	2,395,972

381

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Exmar NVa	178,614	$1,147,560
Fagron[a,b]	125,022	1,648,007
Galapagos NVb	128,366	11,247,031
Gimv NV	71,318	4,349,056
Intervest Offices & Warehouses NV	108,906	2,822,517
Ion Beam Applications	75,254	4,462,879
KBC Ancora[b]	115,862	5,508,491
Kinepolis Group NVa	55,043	3,176,171
Melexis NV	58,899	4,907,202
Nyrstar NVa,b	210,086	1,189,391
Ontex Group NV	236,423	7,885,778
Orange Belgium SAb	121,110	2,525,554
Sofina SA	34,392	4,934,190
Tessenderlo Chemie NVb	142,007	5,823,686
Warehouses De Pauw CVA	42,679	4,082,389

		151,641,252
DENMARK — 1.66%
ALK-Abello A/S	33,421	5,211,480
Alm Brand A/S	335,186	2,748,311
Amagerbanken A/Sb	130,550	—
Ambu A/S Class Ba	90,310	4,442,906
Bang & Olufsen A/Sb	206,860	3,089,361
Bavarian Nordic A/Sa,b	102,118	5,599,460
D/S Norden A/Sa,b	83,750	1,673,823
Dfds A/S	108,031	6,439,342
FLSmidth & Co. A/S	124,390	7,480,010
GN Store Nord A/S	536,001	13,938,004
IC Group A/S	43,867	1,056,564
Jyske Bank A/S Registered	221,917	11,856,499
Matas A/S	140,743	2,174,059
NKT Holding A/Sb	94,780	7,472,990
Per Aarsleff Holding A/S	68,038	1,743,338
Rockwool International A/S Class B	22,883	4,188,080
Royal Unibrew A/S	167,133	7,265,482
Schouw & Co. AB	55,619	5,729,006
SimCorp A/S	172,825	10,832,877
Solar A/S Class B	26,843	1,556,389
Spar Nord Bank A/S	271,940	3,081,812
Sydbank A/S	257,889	9,379,430
Topdanmark A/Sb	251,245	6,875,412
TORM PLC[a]	113,879	1,142,158
Zealand Pharma A/Sa,b	43,327	773,946

		125,750,739

Security	Shares	Value
FINLAND — 1.46%
Amer Sports OYJ	415,077	$9,198,160
Cargotec OYJ Class B	104,086	6,205,607
Caverion Corp.[a,b]	352,866	2,881,900
Citycon OYJ	1,026,376	2,523,703
Cramo OYJ	122,749	3,190,643
F-Secure OYJ	373,418	1,390,686
Huhtamaki OYJ	343,058	13,291,725
Kemira OYJ	250,577	3,206,173
Kesko OYJ Class B	207,588	9,724,796
Konecranes OYJ	169,841	7,126,059
Metsa Board OYJ	556,277	3,949,540
Oriola Corp. Class B	531,453	2,239,668
Outokumpu OYJ	942,189	9,044,159
Outotec OYJ[a,b]	592,109	4,400,603
Ramirent OYJ	233,068	2,215,668
Sanoma OYJ	259,231	2,286,545
Sponda OYJ	573,993	2,532,701
Stockmann OYJ Abp Class Ba,b	122,012	1,049,633
Technopolis OYJ	587,359	1,969,982
Tieto OYJ	233,068	7,311,959
Uponor OYJ	242,908	4,599,909
Valmet OYJ	392,805	7,156,173
YIT OYJ	337,154	2,669,135

		110,165,127
FRANCE — 4.36%
AB Science SAa,b	56,931	937,984
Adocia[a,b]	28,262	591,821
Air France-KLM[b]	480,790	4,039,236
Albioma SA	142,807	2,746,300
Alten SA	94,950	8,044,192
Altran Technologies SA	627,886	10,536,377
APERAM SA	153,960	7,749,001
Assystem	34,695	1,267,556
Axway Software SA	36,771	1,293,349
Beneteau SA	91,364	1,295,868
Boiron SA	22,958	2,182,009
Bonduelle SCA	49,969	1,730,357
Bourbon Corp.[a]	134,810	1,519,394
Cellectis SAa,b	82,339	1,999,486
Cie. Plastic Omnium SA	194,397	7,601,737
Coface SAb	322,221	2,519,336
DBV Technologies SAb	64,728	4,611,869
Derichebourg SA	619,459	2,965,365
Elior Group[c]	306,580	7,645,170

382

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Elis SA	331,324	$6,855,109
Esso SA Francaise[b]	24,039	1,025,102
Euler Hermes Group	45,155	4,409,211
Euronext NVc	188,896	9,261,564
Europcar Groupe SAb,c	306,809	3,741,915
Faurecia	217,324	10,606,874
FFP	26,787	2,539,806
Gaztransport Et Technigaz SAa	83,750	3,125,408
Genfit[a,b]	93,360	3,227,843
Groupe Fnac SAb	55,139	3,872,812
Guerbet[a]	24,195	2,068,250
Haulotte Group SA	181,353	2,685,787
Havas SA	439,208	4,060,080
ID Logistics Group[b]	10,337	1,566,338
Innate Pharma SAa,b	150,553	1,859,132
Interparfums SA	36,947	1,267,353
Ipsen SA	111,318	12,952,326
IPSOS	125,702	4,029,840
Jacquet Metal Service	165,632	4,445,995
Korian SA	138,089	4,447,251
LISI	55,073	2,158,982
Maisons du Monde SAb,c	70,617	2,449,982
Manitou BF SA	39,979	1,262,519
Marie Brizard Wine & Spirits SAa,b	98,838	1,488,518
Mercialys SA	195,432	3,806,208
Mersen SA	52,401	1,512,144
Metropole Television SA	170,201	3,876,393
Naturex[a,b]	28,803	2,622,743
Neopost SA	99,645	4,039,768
Nexans SAb	96,870	5,385,089
Nexity SA	124,392	6,761,318
Oeneo SA	141,665	1,295,835
Orpea	174,824	17,849,518
Parrot SAa,b	76,245	734,789
Pierre & Vacances SAa,b	34,051	1,586,646
Rallye SA	94,989	2,074,971
Rubis SCA	127,748	12,976,289
Sartorius Stedim Biotech	87,698	5,879,856
Sopra Steria Group	49,747	7,459,482
SPIE SA	227,715	6,309,602
Ste Industrielle d’Aviation Latecoere SAa,b	249,462	983,379
Synergie SA	32,793	1,368,405
Tarkett SA	72,930	3,426,054
Technicolor SA Registered	1,236,156	6,274,227

Security	Shares	Value
Teleperformance	211,452	$26,560,561
Television Francaise 1	401,333	4,920,974
Trigano SA	35,971	3,801,508
Ubisoft Entertainment SAb	327,314	15,504,640
Vallourec SAa,b	1,083,360	6,939,140
Vicat SA	52,401	3,726,723
Virbac SAb	14,385	2,264,310
Worldline SA/France[b,c]	97,209	3,222,777

		329,847,753
GERMANY — 6.04%
Aareal Bank AG	179,385	7,207,116
ADLER Real Estate AGa,b	79,190	1,242,200
ADO Properties SAc	140,512	5,141,153
ADVA Optical Networking SEa,b	162,329	1,783,590
AIXTRON SEa,b	373,741	2,048,763
Alstria office REIT AGa	351,748	4,650,056
Amadeus Fire AG	22,925	1,957,690
AURELIUS Equity Opportunities SE & Co KGaA[a]	83,750	4,131,339
Aurubis AGa	134,154	9,375,862
BayWa AG	36,747	1,336,922
Bechtle AG	47,123	5,405,991
Bertrandt AG	22,477	2,346,545
Bijou Brigitte AG	36,621	2,261,107
Bilfinger SEa,b	94,084	4,085,816
Borussia Dortmund GmbH & Co. KGaA	468,104	3,013,083
CANCOM SEa	60,211	3,561,586
Carl Zeiss Meditec AG Bearer	113,894	5,174,317
CENTROTEC Sustainable AG	81,506	1,712,102
CompuGroup Medical SE	81,782	4,025,353
CTS Eventim AG & Co. KGaA	149,897	5,772,640
Deutsche Euroshop AG	113,238	4,595,166
Deutsche Pfandbriefbank AGc	361,394	4,840,541
DEUTZ AG	444,759	3,462,890
Dialog Semiconductor PLC[b]	252,060	11,788,945
Diebold Nixdorf AG	70,686	5,395,843
DMG Mori AG	200,252	10,909,760
Draegerwerk AG & Co. KGaA	16,323	1,279,795
Drillisch AGa	162,329	8,697,876
Duerr AG	81,126	8,083,306
ElringKlinger AGa	102,888	2,053,131
Evotec AGa,b	334,530	3,903,328
Ferratum OYJ[a]	51,763	1,107,618

383

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Freenet AG	374,748	$11,756,835
Gerresheimer AG	117,174	9,189,507
Gesco AG	95,714	2,595,271
GFT Technologies SEa	52,431	1,069,670
Grammer AG	39,251	2,404,258
Grand City Properties SA	377,794	7,172,736
GRENKE AG	31,379	6,249,721
Hamborner REIT AG	130,980	1,374,389
Heidelberger Druckmaschinen AGa,b	1,053,491	2,939,123
Indus Holding AG	57,587	3,845,964
Jenoptik AG	157,769	4,244,381
KION Group AG	215,397	14,587,070
Kloeckner & Co. SEb	355,677	3,931,241
Koenig & Bauer AGb	41,674	2,883,956
Krones AGa	46,467	5,515,425
KWS Saat SE	8,463	3,008,953
LEG Immobilien AG	217,980	18,718,941
LEONI AG	109,958	5,971,371
Manz AGa,b	20,259	860,380
MLP AG	401,437	2,529,757
MorphoSys AGa,b	85,062	5,161,246
MTU Aero Engines AG	153,243	21,968,953
Nemetschek SE	56,931	3,905,685
Nordex SEa,b	230,444	3,473,036
NORMA Group SE	101,462	5,441,486
PATRIZIA Immobilien AGb	200,348	3,951,039
Pfeiffer Vacuum Technology AG	37,283	4,839,438
Rational AG	11,075	5,563,333
Rheinmetall AG	136,121	12,488,288
RHOEN-KLINIKUM AGa	243,508	6,952,704
RIB Software SEa	140,713	2,061,701
SAF-Holland SA	179,385	3,098,112
Salzgitter AG	137,433	4,710,474
SGL Carbon SEa,b	193,304	1,954,056
Siltronic AGb	31,780	2,284,050
Sixt SEa	45,811	2,534,203
SLM Solutions Group AGa,b	51,059	2,149,523
SMA Solar Technology AGa	41,219	1,066,253
Software AG	223,884	9,849,457
STADA Arzneimittel AG	212,108	15,020,302
STRATEC Biomedical AG	28,221	1,644,122

Security	Shares	Value
Stroeer SE & Co. KGaA[a]	96,214	$5,562,357
Suedzucker AG	260,543	5,570,808
TAG Immobilien AG	369,922	5,264,942
Takkt AG	144,939	3,443,090
TLG Immobilien AG	219,948	4,448,941
Uniper SEb	746,753	12,254,570
Vossloh AGb	48,512	3,254,151
VTG AG	27,535	908,522
Wacker Chemie AG	58,243	6,162,881
Wacker Neuson SE	96,870	2,446,761
Wirecard AGa	425,566	25,121,998
XING AG	16,323	3,818,943
Zeal Network SE	51,281	1,506,070
zooplus AGa,b	20,921	3,910,516

		456,992,390
HONG KONG — 2.35%
Bright Smart Securities & Commodities Group Ltd.[a]	3,908,000	1,155,685
Brightoil Petroleum Holdings Ltd.[a,b]	11,469,512	3,111,606
Cafe de Coral Holdings Ltd.[a]	2,684,000	8,730,924
Champion REIT	13,427,000	8,735,478
China Financial International Investments Ltd.[a,b]	26,250,000	995,654
China LNG Group Ltd.[a,b]	88,020,000	1,844,702
China Strategic Holdings Ltd.[a,b]	67,550,000	1,294,103
Chow Sang Sang Holdings International Ltd.	1,292,000	3,305,771
Citic Telecom International Holdings Ltd.	6,483,000	2,000,527
CK Life Sciences International Holdings Inc.	17,266,000	1,442,987
CSI Properties Ltd.[a]	49,530,000	2,611,015
Dah Sing Banking Group Ltd.	2,105,600	4,234,185
Dah Sing Financial Holdings Ltd.[a]	536,800	4,072,131
Digital Domain Holdings Ltd.[a,b]	26,250,000	1,198,160
Emperor Capital Group Ltd.	14,988,000	1,291,147
Enerchina Holdings Ltd.[a,b]	34,698,000	981,486
Esprit Holdings Ltd.[a,b]	6,880,200	5,343,123
Freeman FinTech Corp. Ltd.[b]	37,120,000	2,362,492
Future World Financial Holdings Ltd.[b]	15,796,000	700,686
G-Resources Group Ltd.[b]	97,379,400	1,715,319
GCL New Energy Holdings Ltd.[a,b]	27,060,000	1,409,094
Giordano International Ltd.	6,556,000	3,523,485
Global Brands Group Holding Ltd.[b]	17,136,000	2,027,003

384

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Great Eagle Holdings Ltd.	1,342,000	$6,660,349
Guotai Junan International Holdings Ltd.[a]	9,763,000	3,062,882
Haitong International Securities Group Ltd.	6,588,000	3,574,565
HKBN Ltd.[a]	3,897,500	4,214,435
Hopewell Holdings Ltd.	1,970,000	7,522,806
Hutchison Telecommunications Hong Kong Holdings Ltd.	9,204,000	2,721,834
Johnson Electric Holdings Ltd.	1,726,250	5,315,773
Kerry Logistics Network Ltd.	2,301,000	3,242,533
Lai Sun Development Co. Ltd.	102,617,665	2,889,505
Landing International Development Ltd.[a,b]	273,210,000	2,318,450
Luk Fook Holdings International Ltd.	1,342,000	4,908,988
Man Wah Holdings Ltd.	5,283,200	4,381,411
Mason Financial Holdings Ltd.[a,b]	95,864,800	1,466,774
Melco International Development Ltd.	3,278,000	6,743,512
NewOcean Energy Holdings Ltd.[a]	5,232,000	1,580,858
Orient Overseas International Ltd.[a]	671,000	3,580,369
Pacific Textiles Holdings Ltd.[a]	2,616,000	2,902,724
Prosperity REIT	8,205,000	3,333,672
Realord Group Holdings Ltd.[a,b]	1,342,000	764,387
Sa Sa International Holdings Ltd.[a]	3,908,000	1,673,231
Shun Tak Holdings Ltd.[a,b]	7,880,000	2,877,410
SITC International Holdings Co. Ltd.[a]	4,953,000	3,547,159
SmarTone Telecommunications Holdings Ltd.	1,639,000	2,297,009
Summit Ascent Holdings Ltd.[a,b]	6,406,000	1,655,542
Television Broadcasts Ltd.	583,100	2,241,669
Texwinca Holdings Ltd.[a]	2,584,000	1,734,284
Town Health International Medical Group Ltd.[a]	15,590,000	2,465,519
Truly International Holdings Ltd.[a]	6,556,000	2,225,359
United Laboratories International Holdings Ltd. (The)[a,b]	2,584,000	1,621,323
Value Partners Group Ltd.[a]	3,940,000	3,647,421
VST Holdings Ltd.	5,512,000	1,920,595
VTech Holdings Ltd.	658,800	8,347,711
Xinyi Automobile Glass Hong Kong Enterprises Ltd.[b]	1	—
Xinyi Glass Holdings Ltd.	6,556,000	5,816,279

		177,343,101

Security	Shares	Value
IRELAND — 0.95%
C&C Group PLC	1,367,106	$5,637,744
Glanbia PLC	648,414	12,653,138
Green REIT PLC	1,699,147	2,525,640
Hibernia REIT PLC	2,753,808	3,823,417
Irish Continental Group PLC	551,086	3,180,556
Kingspan Group PLC	505,464	17,577,820
Origin Enterprises PLC	448,600	3,639,346
Permanent TSB Group Holdings PLC[b]	566,364	1,511,018
Smurfit Kappa Group PLC	783,857	20,989,554

		71,538,233
ISRAEL — 1.53%
Africa Israel Properties Ltd.[b]	90,071	1,811,000
Airport City Ltd.[b]	335,776	4,428,466
Alony Hetz Properties & Investments Ltd.	410,915	3,808,605
Amot Investments Ltd.	433,096	2,066,322
B Communications Ltd.	45,155	868,358
Bayside Land Corp.	3,865	1,665,695
Caesarstone Ltd.[b]	77,896	3,092,471
Cellcom Israel Ltd.[b]	200,956	1,958,068
Clal Insurance Enterprises Holdings Ltd.[a,b]	133,864	2,133,466
CyberArk Software Ltd.[b]	70,006	3,704,018
Delek Automotive Systems Ltd.	165,225	1,462,936
Delek Group Ltd.	6,588	1,485,314
Electra Ltd./Israel	10,608	2,339,782
First International Bank of Israel Ltd.	141,369	2,303,849
Gazit-Globe Ltd.	254,175	2,573,524
Harel Insurance Investments & Financial Services Ltd.	477,944	2,507,399
IDI Insurance Co. Ltd.	30,765	1,622,498
Israel Discount Bank Ltd. Class Ab	3,484,629	8,442,626
Ituran Location and Control Ltd.	135,024	4,226,251
Jerusalem Oil Exploration[b]	83,083	4,836,117
Kenon Holdings Ltd./Singapore[b]	93,591	1,160,143
Kornit Digital Ltd.[b]	95,582	1,921,198
Matrix IT Ltd.	305,313	2,861,875
Mazor Robotics Ltd.[a,b]	100,276	1,753,566

385

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Melisron Ltd.	91,824	$4,918,771
Menora Mivtachim Holdings Ltd.	164,425	1,879,208
Naphtha Israel Petroleum Corp. Ltd.[b]	407,821	3,305,602
Neuroderm Ltd.[a,b]	48,099	1,388,859
Norstar Holdings Inc.	82,539	1,689,658
Oil Refineries Ltd.	3,275,724	1,277,802
Orbotech Ltd.[b]	107,810	3,550,183
Partner Communications Co. Ltd.[b]	346,338	1,672,488
Paz Oil Co. Ltd.	20,351	3,312,607
Phoenix Holdings Ltd. (The)[b]	438,834	1,871,841
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	63,074	3,014,518
Sapiens International Corp. NVa	121,874	1,488,178
Shikun & Binui Ltd.	594,189	1,526,449
Shufersal Ltd.	538,703	2,656,495
SodaStream International Ltd.[b]	54,882	2,985,032
Strauss Group Ltd.	131,022	2,285,442
Tower Semiconductor Ltd.[b]	226,001	4,875,599
Wix.com Ltd.[a,b]	80,937	6,673,256

		115,405,535
ITALY — 4.27%
A2A SpA	4,858,295	7,221,450
ACEA SpA	151,227	2,175,404
Amplifon SpA	219,358	2,797,166
Anima Holding SpA[c]	981,284	6,411,414
Ansaldo STS SpA	417,586	5,602,276
Astaldi SpA[a]	176,219	1,155,200
Autogrill SpA	582,686	6,624,345
Azimut Holding SpA	351,869	6,866,365
Banca Carige SpA[a,b]	2,572,096	713,665
Banca Generali SpA	227,164	6,528,099
Banca IFIS SpA	79,855	3,443,540
Banca Mediolanum SpA	901,549	6,896,735
Banca Monte dei Paschi di Siena SpA[b]	148,544	2,320,257
Banca Popolare di Sondrio SCPA	1,657,183	6,168,085
Banco BPM SpA	5,018,768	14,592,047
Beni Stabili SpA SIIQ	5,426,200	3,444,865
Biesse SpA	54,963	1,693,810
BPER Banca	1,628,142	8,900,284
Brembo SpA	93,590	7,353,153
Buzzi Unicem SpA	352,866	9,068,379
Cairo Communication SpA[a]	276,848	1,356,631
Cerved Information Solutions SpA	616,766	6,581,947

Security	Shares	Value
CIR-Compagnie Industriali Riunite SpA	3,398,834	$5,462,911
Credito Emiliano SpA	148,585	1,037,148
Danieli & C Officine Meccaniche SpA RSP	232,413	4,198,698
Datalogic SpA	63,491	1,740,908
Davide Campari-Milano SpA	1,200,729	14,199,815
De’ Longhi SpA	195,052	5,947,251
DiaSorin SpA	93,590	7,011,739
Ei Towers SpA	46,467	2,681,812
Enav SpA[b,c]	915,375	3,747,958
ERG SpA	193,298	2,399,607
Esprinet SpA	104,128	851,560
Fincantieri SpA[b]	1,577,442	1,545,121
FinecoBank Banca Fineco SpA	1,043,062	7,417,049
Geox SpA[a]	328,266	887,229
Gruppo Editoriale L’Espresso SpA[a,b]	1,293,579	1,188,190
Hera SpA	2,867,216	8,199,040
Industria Macchine Automatiche SpA	38,595	3,404,269
Infrastrutture Wireless Italiane SpA[c]	592,664	3,278,537
Interpump Group SpA	271,663	7,203,396
Iren SpA	1,509,864	3,181,461
Italgas SpA[b]	1,509,396	6,821,174
Italmobiliare SpA	22,888	1,281,088
Juventus Football Club SpA[a,b]	7,396,188	6,829,858
La Doria SpA	82,223	1,015,346
Maire Tecnimont SpA	545,371	2,166,480
MARR SpA[a]	276,882	6,684,490
Mediaset SpA[a]	2,562,699	10,476,102
Moncler SpA	426,885	10,533,644
OVS SpA[c]	393,126	2,615,657
Piaggio & C SpA[a]	564,707	1,168,381
RAI Way SpA[c]	320,124	1,680,944
Recordati SpA	434,518	16,092,453
Reply SpA	36,104	6,325,855
Safilo Group SpA[a,b]	117,464	848,059
Salini Impregilo SpA	715,604	2,434,398
Salvatore Ferragamo SpA[a]	177,417	5,681,959
Saras SpA	712,162	1,487,426
Societa Cattolica di Assicurazioni Scrl	532,283	4,726,878
Tod’s SpA[a]	47,780	3,691,530

386

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Unione di Banche Italiane SpA	2,780,714	$11,706,472
Unipol Gruppo Finanziario SpA	2,182,171	9,723,716
Yoox Net-A-Porter Group SpA[a,b]	192,428	5,112,884

		322,603,610
JAPAN — 29.97%
77 Bank Ltd. (The)	1,342,000	5,802,853
Achilles Corp.	129,200	2,074,711
Activia Properties Inc.	2,013	9,589,154
Adastria Co. Ltd.	162,080	4,026,191
ADEKA Corp.	327,800	4,837,454
Advance Residence Investment Corp.	4,602	12,121,173
Advantest Corp.	526,400	9,827,204
Adways Inc.[a]	195,400	853,681
Aeon Delight Co. Ltd.	67,100	2,046,649
AEON REIT Investment Corp.	3,940	4,308,657
Ai Holdings Corp.	195,400	4,806,556
Aica Kogyo Co. Ltd.	195,400	5,574,343
Aida Engineering Ltd.	261,600	2,276,415
Aiful Corp.[a,b]	1,107,500	3,338,297
Ain Holdings Inc.	67,100	4,647,098
Akebono Brake Industry Co. Ltd.[b]	560,900	1,791,338
Alpine Electronics Inc.	195,400	2,841,512
Amano Corp.	195,400	4,171,992
Anicom Holdings Inc.[a,b]	67,100	1,603,008
Anritsu Corp.	526,400	4,254,834
Aoyama Trading Co. Ltd.	201,300	7,187,351
Arcs Co. Ltd.	196,300	4,208,819
Ardepro Co. Ltd.[a]	963,000	1,183,556
Ariake Japan Co. Ltd.	67,100	4,243,788
Asahi Diamond Industrial Co. Ltd.	261,600	2,006,531
Asahi Holdings Inc.	67,100	1,250,262
Asahi Intecc Co. Ltd.	201,300	8,939,042
Asatsu-DK Inc.	129,200	3,349,673
ASKA Pharmaceutical Co. Ltd.	129,200	1,895,057
ASKUL Corp.[a]	67,100	1,953,346
Autobacs Seven Co. Ltd.	261,600	3,956,738
Avex Group Holdings Inc.	129,200	1,898,534
Awa Bank Ltd. (The)	1,342,000	8,860,788
Azbil Corp.	335,500	11,286,669
Bank of Iwate Ltd. (The)	67,100	2,744,918
Bank of Nagoya Ltd. (The)[a]	134,200	4,923,997
Benefit One Inc.	134,200	4,099,318
BIC Camera Inc.	327,800	3,261,238
Broadleaf Co. Ltd.	261,600	1,696,751

Security	Shares	Value
Bunka Shutter Co. Ltd.	328,700	$2,527,101
Canon Marketing Japan Inc.	195,400	4,115,898
Capcom Co. Ltd.	261,600	5,641,755
Central Glass Co. Ltd.	671,000	2,901,426
Chiyoda Corp.	671,000	4,460,492
Ci:z Holdings Co. Ltd.	134,200	3,936,790
Citizen Watch Co. Ltd.	846,300	5,610,619
CKD Corp.	261,600	3,273,814
Clarion Co. Ltd.	671,000	2,660,644
Colowide Co. Ltd.[a]	261,600	4,294,680
Comforia Residential REIT Inc.	2,616	5,791,951
COMSYS Holdings Corp.	394,000	7,500,386
COOKPAD Inc.[a]	195,400	1,554,856
Cosmo Energy Holdings Co. Ltd.	261,600	4,146,831
Cosmos Pharmaceutical Corp.	33,500	6,782,946
CyberAgent Inc.[a]	394,000	12,229,658
Daido Steel Co. Ltd.	1,052,000	5,860,698
Daifuku Co. Ltd.	327,800	8,283,956
Daihen Corp.	671,000	4,255,827
Daiichikosho Co. Ltd.	134,200	5,820,911
Daikokutenbussan Co. Ltd.	68,200	3,261,021
Daikyo Inc.	1,292,000	2,689,010
Daio Paper Corp.[a]	327,800	4,155,211
Daiseki Co. Ltd.	129,200	2,880,255
Daishi Bank Ltd. (The)	2,013,000	8,072,226
Daiwa Office Investment Corp.	1,342	6,537,239
Daiwabo Holdings Co. Ltd.	1,292,000	4,543,500
DCM Holdings Co. Ltd.	327,800	2,855,421
Denka Co. Ltd.	1,342,000	6,910,451
Descente Ltd.	195,400	2,371,725
Dexerials Corp.[b]	195,400	1,756,444
DIC Corp.	268,400	9,547,017
Digital Garage Inc.	170,400	3,604,586
Dip Corp.	129,200	2,854,756
Disco Corp.	134,200	21,212,918
DMG Mori Co. Ltd.	394,000	6,496,564
Dowa Holdings Co. Ltd.	671,000	4,996,232
Duskin Co. Ltd.	261,600	5,867,049
Ebara Corp.	268,400	8,174,558
EDION Corp.[a]	394,000	3,842,092
Euglena Co. Ltd.[a,b]	268,400	2,788,259
Exedy Corp.	195,400	5,328,932
Ezaki Glico Co. Ltd.	139,600	7,351,323
F@N Communications Inc.	262,500	2,091,146
Fancl Corp.[a]	129,200	2,173,230

387

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Financial Products Group Co. Ltd.[a]	261,600	$2,271,722
FP Corp.	67,100	3,190,365
Frontier Real Estate Investment Corp.	1,342	5,857,029
Fudo Tetra Corp.	1,173,100	1,925,875
Fuji Machine Manufacturing Co. Ltd.	327,800	4,161,093
Fuji Oil Holdings Inc.	261,600	6,132,240
Fuji Seal International Inc.	134,200	3,195,181
Fuji Soft Inc.	129,200	3,408,784
Fujibo Holdings Inc.	67,100	1,829,945
Fujikura Ltd.	1,320,800	9,917,553
Fujimi Inc.	67,100	1,293,603
Fujitec Co. Ltd.	195,400	2,313,878
Fukuoka REIT Corp.	3,355	5,297,210
Funai Electric Co. Ltd.[a]	129,200	965,494
Funai Soken Holdings Inc.	142,040	2,729,431
Furukawa Co. Ltd.	1,292,000	2,491,971
Furukawa Electric Co. Ltd.	268,400	10,859,281
Futaba Industrial Co. Ltd.	494,500	4,130,075
Fuyo General Lease Co. Ltd.	67,100	3,130,170
Geo Holdings Corp.[a]	196,300	2,167,806
Global One Real Estate Investment Corp.	1,342	4,623,020
Glory Ltd.	268,400	9,005,257
GLP J-REIT	9,254	10,435,344
GMO Internet Inc.	261,600	3,104,843
GMO Payment Gateway Inc.[a]	67,100	3,009,778
Gree Inc.	394,000	3,163,452
GS Yuasa Corp.	1,342,000	6,212,183
GungHo Online Entertainment Inc.[a]	1,320,700	2,962,008
Gunma Bank Ltd. (The)	993,200	5,328,192
Gunze Ltd.	671,000	2,714,820
Gurunavi Inc.	129,200	2,595,127
H2O Retailing Corp.	327,800	5,554,985
Hanwa Co. Ltd.	1,342,000	9,510,900
Harmonic Drive Systems Inc.[a]	134,200	4,219,709
Haseko Corp.	989,800	11,294,748
Hazama Ando Corp.	658,800	4,686,717
Heiwa Corp.	196,300	5,055,865
Heiwa Real Estate Co. Ltd.	261,600	4,167,952
Heiwa Real Estate REIT Inc.	4,620	3,498,053
HIS Co. Ltd.[a]	195,400	4,659,309
Hitachi Capital Corp.	195,400	4,783,768
Hitachi Kokusai Electric Inc.	195,400	4,382,345

Security	Shares	Value
Hitachi Zosen Corp.	648,300	$3,762,897
Hogy Medical Co. Ltd.	134,200	8,620,005
Hokkaido Electric Power Co. Inc.	658,800	4,781,279
Hokkoku Bank Ltd. (The)	2,013,000	7,548,524
Hokuetsu Kishu Paper Co. Ltd.	526,400	3,669,263
Hokuhoku Financial Group Inc.	394,000	6,185,521
HORIBA Ltd.	134,200	7,909,698
Hoshino Resorts REIT Inc.[a]	412	2,091,971
Hosiden Corp.	327,800	3,608,241
House Foods Group Inc.	261,600	5,815,419
Hulic Reit Inc.	3,278	5,263,856
Hyakugo Bank Ltd. (The)	1,342,000	5,417,601
Hyakujushi Bank Ltd. (The)	2,013,000	6,663,649
Ibiden Co. Ltd.	327,800	5,763,775
IBJ Leasing Co. Ltd.	129,200	2,807,234
Ichigo Inc.[a]	910,700	2,647,051
Ichigo Office REIT Investment	6,039	3,418,506
IDOM Inc.[a]	261,600	1,372,890
Iino Kaiun Kaisha Ltd.	559,700	2,309,698
Inabata & Co. Ltd.	261,600	3,231,571
Industrial & Infrastructure Fund Investment Corp.	1,342	5,923,244
Ines Corp.	262,500	2,451,444
Infomart Corp.[a]	394,900	2,370,038
Internet Initiative Japan Inc.	129,200	2,360,998
Invesco Office J-Reit Inc.	3,287	2,895,697
Invincible Investment Corp.	12,564	4,812,800
Iriso Electronics Co. Ltd.	67,100	4,243,788
Iseki & Co. Ltd.	1,292,000	2,654,239
Ishihara Sangyo Kaisha Ltd.[b]	327,800	3,208,305
Ito EN Ltd.	201,300	7,295,703
Itochu Techno-Solutions Corp.	134,200	3,906,692
Itoham Yonekyu Holdings Inc.	462,000	4,273,096
Itoki Corp.	261,600	1,659,202
Iwatani Corp.	671,000	3,954,849
Iyo Bank Ltd. (The)	792,000	5,620,095
Izumi Co. Ltd.	201,300	10,076,738
J Trust Co. Ltd.	261,600	2,029,999
Jaccs Co. Ltd.	671,000	2,877,348
Jafco Co. Ltd.	134,200	4,779,528
Japan Communications Inc.[a,b]	838,900	1,317,014
Japan Display Inc.[a,b]	1,566,700	3,541,835
Japan Excellent Inc.	5,264	6,162,663

388

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Japan Hotel REIT Investment Corp.	12,555	$8,548,708
Japan Lifeline Co. Ltd.[a]	129,200	2,592,809
Japan Logistics Fund Inc.	3,940	8,408,774
Japan Petroleum Exploration Co. Ltd.	129,200	2,826,938
Japan Rental Housing Investments Inc.	6,710	4,821,665
Japan Securities Finance Co. Ltd.	779,500	4,097,847
Japan Steel Works Ltd. (The)	261,600	4,196,114
JINS Inc.	67,100	3,611,734
Juroku Bank Ltd. (The)	2,013,000	6,392,769
JVC Kenwood Corp.	648,380	1,727,540
K’s Holdings Corp.	327,820	6,308,190
kabu.com Securities Co. Ltd.	910,700	2,875,809
Kadokawa Dwango[b]	203,567	2,816,007
Kagome Co. Ltd.	394,000	10,727,460
Kaken Pharmaceutical Co. Ltd.	107,300	6,362,725
Kanamoto Co. Ltd.	67,100	1,817,906
Kanematsu Corp.	1,292,000	2,631,058
Kawasaki Kisen Kaisha Ltd.[a,b]	3,278,000	8,616,255
Keihin Corp.	129,200	2,029,507
Keiyo Bank Ltd. (The)	2,013,000	8,758,455
Kenedix Inc.[a]	910,700	4,199,334
Kenedix Office Investment Corp.	1,342	7,608,720
Kenedix Residential Investment Corp.	1,292	3,318,378
Kenedix Retail REIT Corp.	1,954	4,257,886
Kewpie Corp.	394,000	10,017,009
Kinden Corp.	658,800	9,970,356
Kintetsu World Express Inc.	129,200	2,004,008
Kitz Corp.	648,300	4,536,413
Kiyo Bank Ltd. (The)	394,000	6,150,175
Koa Corp.	261,600	4,435,489
Kobayashi Pharmaceutical Co. Ltd.	335,500	17,577,106
Kokuyo Co. Ltd.	327,800	4,258,136
Komeri Co. Ltd.	195,400	4,792,533
Komori Corp.	195,400	2,582,078
Konishi Co. Ltd.	129,200	1,649,337
Kumagai Gumi Co. Ltd.	1,342,000	3,611,734
KYB Corp.	671,000	3,310,756
Kyodo Printing Co. Ltd.	693,000	2,294,043
KYORIN Holdings Inc.	195,400	4,087,851
Kyowa Exeo Corp.	327,800	4,952,141

Security	Shares	Value
Kyudenko Corp.	129,200	$3,703,185
Laox Co. Ltd.[a,b]	195,400	936,069
LaSalle Logiport REIT	5,291	5,026,616
Leopalace21 Corp.	857,400	4,553,519
Lifull Co. Ltd.[a]	195,400	1,370,798
Lintec Corp.	129,200	2,844,324
Macnica Fuji Electronics Holdings Inc.	148,950	2,113,922
Maeda Corp.	671,000	6,176,065
Maeda Kosen Co. Ltd.[a]	129,200	1,698,017
Maeda Road Construction Co. Ltd.	205,000	3,777,429
Makino Milling Machine Co. Ltd.	671,000	5,971,400
Maruha Nichiro Corp.	268,400	7,668,915
Marusan Securities Co. Ltd.[a]	394,000	3,096,295
Marvelous Inc.[a]	196,300	1,628,936
Matsui Securities Co. Ltd.	394,000	3,209,402
Matsumotokiyoshi Holdings Co. Ltd.	134,200	6,729,865
Matsuya Co. Ltd.	195,400	1,649,515
MCUBS MidCity Investment Corp.	2,013	6,013,537
MEGMILK SNOW BRAND Co. Ltd.	195,400	5,828,519
Meidensha Corp.	671,000	2,449,960
Meitec Corp.	201,300	8,695,250
Micronics Japan Co. Ltd.[a]	129,200	1,121,966
Ministop Co. Ltd.	129,200	2,471,108
Mirait Holdings Corp.	261,600	2,717,617
Misawa Homes Co. Ltd.	195,400	1,807,279
Mitsuba Corp.	129,200	2,443,291
Mitsubishi Steel Manufacturing Co. Ltd.	1,954,000	4,084,346
Mitsui Engineering & Shipbuilding Co. Ltd.	2,616,000	4,013,062
Mitsui Mining & Smelting Co. Ltd.	2,684,000	9,053,413
Miura Co. Ltd.	327,800	5,490,290
Mizuno Corp.	1,342,000	6,934,529
Modec Inc.	67,100	1,412,790
Monex Group Inc.	779,570	1,951,198
MonotaRO Co. Ltd.[a]	268,400	8,728,357
Mori Hills REIT Investment Corp.	5,264	6,837,958
MORI TRUST Sogo REIT Inc.	3,940	6,153,710
Morinaga & Co. Ltd./Japan	134,200	6,344,613
Morinaga Milk Industry Co. Ltd.	671,000	5,297,210
MOS Food Services Inc.	201,300	6,311,505

389

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Musashino Bank Ltd. (The)	201,300	$5,851,009
Nachi-Fujikoshi Corp.[a]	671,000	3,575,617
Nagase & Co. Ltd.	460,200	6,667,471
Nakanishi Inc.	67,100	2,636,566
Namura Shipbuilding Co. Ltd.	261,600	1,687,363
Nankai Electric Railway Co. Ltd.	2,013,000	9,896,151
NanoCarrier Co. Ltd.[a,b]	196,300	1,171,073
Nanto Bank Ltd. (The)	134,200	5,074,486
NET One Systems Co. Ltd.	419,600	3,828,234
NHK Spring Co. Ltd.	699,000	7,794,537
Nichi-Iko Pharmaceutical Co. Ltd.[a]	195,400	3,030,830
Nichicon Corp.	327,800	3,114,203
Nichiha Corp.	134,200	4,213,690
Nichirei Corp.	460,200	11,456,491
Nifco Inc./Japan	201,300	10,040,621
Nihon Kohden Corp.	327,800	7,413,509
Nihon M&A Center Inc.	268,400	9,173,805
Nihon Nohyaku Co. Ltd.	320,300	2,054,494
Nihon Parkerizing Co. Ltd.	526,400	6,757,678
Nihon Unisys Ltd.	261,600	3,665,732
Nikkiso Co. Ltd.	327,800	3,343,578
Nikkon Holdings Co. Ltd.	394,000	8,239,114
Nippo Corp.	154,000	2,964,780
Nippon Accommodations Fund Inc.	1,342	5,766,735
Nippon Gas Co. Ltd.	134,200	3,858,536
Nippon Kayaku Co. Ltd.	671,000	9,161,765
Nippon Light Metal Holdings Co. Ltd.	2,222,700	4,965,034
Nippon Paper Industries Co. Ltd.	327,800	6,196,058
Nippon Parking Development Co. Ltd.	1,228,300	1,586,752
NIPPON REIT Investment Corp.	1,292	3,318,378
Nippon Seiki Co. Ltd.	213,000	4,433,121
Nippon Sharyo Ltd.[a,b]	1,342,000	3,551,539
Nippon Sheet Glass Co. Ltd.[b]	327,800	2,549,588
Nippon Shinyaku Co. Ltd.	148,400	7,881,295
Nippon Shokubai Co. Ltd.	134,200	9,017,296
Nippon Soda Co. Ltd.	671,000	3,635,812
Nippon Steel & Sumikin Bussan Corp.	67,100	2,759,967
Nippon Suisan Kaisha Ltd.	976,300	4,703,266
Nipro Corp.	394,000	5,973,446

Security	Shares	Value
Nishi-Nippon Financial Holdings Inc.	526,400	$5,015,132
Nishi-Nippon Railroad Co. Ltd.	1,342,000	5,670,423
Nishimatsu Construction Co. Ltd.	671,000	3,413,089
Nishimatsuya Chain Co. Ltd.	327,800	3,484,731
Nishio Rent All Co. Ltd.	134,200	4,057,181
Nissan Shatai Co. Ltd.	327,800	3,081,855
Nissha Printing Co. Ltd.[a]	129,200	3,212,904
Nisshin OilliO Group Ltd. (The)	1,342,000	7,945,815
Nisshin Steel Co. Ltd.	327,800	4,005,235
Nisshinbo Holdings Inc.	460,200	4,702,322
Nissin Electric Co. Ltd.	195,400	2,310,372
Nitto Boseki Co. Ltd.	1,342,000	6,778,021
Nitto Kogyo Corp.	129,200	1,860,285
Noevir Holdings Co. Ltd.	67,100	2,762,977
NOF Corp.	671,000	7,560,563
Nojima Corp.	129,200	1,927,511
Nomura Co. Ltd.	195,400	3,735,511
North Pacific Bank Ltd.	1,602,500	6,109,828
NSD Co. Ltd.	421,740	6,870,726
NTN Corp.	2,013,000	10,239,266
Obara Group Inc.	67,100	3,063,954
Ogaki Kyoritsu Bank Ltd. (The)	2,013,000	5,869,068
Okasan Securities Group Inc.	671,000	3,906,692
Oki Electric Industry Co. Ltd.	261,600	3,905,108
Okinawa Electric Power Co. Inc. (The)	224,700	5,480,930
OKUMA Corp.	671,000	7,024,823
Okumura Corp.	671,000	4,147,475
OncoTherapy Science Inc.[a,b]	574,300	1,200,430
Open House Co. Ltd.	129,200	3,168,860
Orient Corp.[a]	1,501,100	2,679,814
Orix JREIT Inc.	8,583	13,613,299
OSG Corp.[a]	327,800	6,748,910
OSJB Holdings Corp.	770,600	1,818,138
Pacific Metals Co. Ltd.[b]	671,000	2,179,080
Paramount Bed Holdings Co. Ltd.	67,100	2,814,143
Penta-Ocean Construction Co. Ltd.	1,107,500	5,603,570
PeptiDream Inc.[a,b]	134,200	8,030,089
Pigeon Corp.	394,000	12,194,312
Pilot Corp.	134,200	5,447,699
Pioneer Corp.[b]	1,212,100	2,185,629

390

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Premier Investment Corp.	5,935	$6,383,839
Press Kogyo Co. Ltd.	648,300	3,140,594
Prima Meat Packers Ltd.	671,000	3,094,052
Proto Corp.[a]	203,600	2,666,691
Qol Co. Ltd.	129,200	1,764,084
Raito Kogyo Co. Ltd.	195,400	1,942,255
Relia Inc.	195,400	1,929,985
Relo Group Inc.	332,000	5,450,435
Rengo Co. Ltd.	658,800	3,983,414
Resorttrust Inc.	327,800	5,640,266
Ricoh Leasing Co. Ltd.	67,100	2,173,060
Ringer Hut Co. Ltd.	195,400	4,005,463
Riso Kagaku Corp.	129,200	2,272,909
Rohto Pharmaceutical Co. Ltd.	327,800	6,113,718
Round One Corp.	394,000	3,364,923
Ryobi Ltd.	671,000	2,949,583
Ryosan Co. Ltd.	134,200	4,388,257
S Foods Inc.[a]	89,600	2,793,218
Sac’s Bar Holdings Inc.[a]	129,200	1,440,707
Saizeriya Co. Ltd.	195,400	5,486,696
Sakata Seed Corp.	134,200	4,231,748
San-in Godo Bank Ltd. (The)	725,000	5,892,617
Sangetsu Corp.	195,400	3,446,276
Sanken Electric Co. Ltd.[b]	671,000	3,082,013
Sanki Engineering Co. Ltd.	261,600	2,262,334
Sankyo Tateyama Inc.	67,100	981,188
Sankyu Inc.	1,342,000	8,535,732
Sanwa Holdings Corp.	857,400	8,637,842
Sanyo Special Steel Co. Ltd.	671,000	3,689,988
Sapporo Holdings Ltd.	261,600	7,310,344
Sato Holdings Corp.	67,100	1,531,977
Sawai Pharmaceutical Co. Ltd.	134,200	7,331,820
SCREEN Holdings Co. Ltd.	134,200	9,739,643
SCSK Corp.	201,380	8,102,533
Seikagaku Corp.	129,200	2,060,802
Seiko Holdings Corp.	671,000	2,793,074
Seino Holdings Co. Ltd.	526,400	6,096,550
Seiren Co. Ltd.	195,400	2,899,359
Sekisui House SI Residential Investment Corp.	4,620	4,874,065
Senshu Ikeda Holdings Inc.	950,980	4,009,694
Septeni Holdings Co. Ltd.[a]	658,800	2,299,033
Seria Co. Ltd.[a]	134,200	6,019,557

Security	Shares	Value
Shibuya Corp.	67,100	$1,785,401
Shiga Bank Ltd. (The)	1,342,000	7,006,764
Shikoku Electric Power Co. Inc.	594,400	7,140,052
Shima Seiki Manufacturing Ltd.[a]	134,200	4,863,802
Shimachu Co. Ltd.	261,600	6,047,755
Shinko Electric Industries Co. Ltd.	254,700	1,818,796
Shinko Plantech Co. Ltd.	327,800	2,449,604
Shinmaywa Industries Ltd.	228,000	1,920,624
Ship Healthcare Holdings Inc.	129,200	3,473,692
SHO-BOND Holdings Co. Ltd.	67,100	3,069,974
Showa Corp.[b]	261,600	2,229,479
Showa Denko KKb	460,200	8,785,374
Sinanen Holdings Co. Ltd.	129,200	2,581,218
SKY Perfect JSAT Holdings Inc.	885,700	4,060,220
Skylark Co. Ltd.	355,700	5,380,014
SMS Co. Ltd.	129,200	3,438,920
Sodick Co. Ltd.	195,400	1,903,691
Sojitz Corp.	3,925,100	9,965,043
Sosei Group Corp.[a,b]	67,100	6,892,393
Sotetsu Holdings Inc.	2,013,000	9,354,391
SPARX Group Co. Ltd.	707,000	1,319,243
Square Enix Holdings Co. Ltd.	327,800	9,439,652
Star Micronics Co. Ltd.	261,600	4,376,819
Sugi Holdings Co. Ltd.	134,200	6,657,630
Sumco Corp.	658,800	11,518,805
Sumitomo Bakelite Co. Ltd.	1,342,000	8,620,005
Sumitomo Forestry Co. Ltd.	526,400	8,051,601
Sumitomo Mitsui Construction Co. Ltd.	2,751,400	2,986,628
Sumitomo Osaka Cement Co. Ltd.	1,342,000	5,826,931
Sumitomo Warehouse Co. Ltd. (The)	671,000	4,069,220
Tadano Ltd.	526,400	6,790,735
Taikisha Ltd.	67,100	1,671,029
Taiyo Yuden Co. Ltd.	394,000	4,803,499
Takara Bio Inc.	195,400	2,687,254
Takara Holdings Inc.	658,800	7,062,582
Takara Leben Co. Ltd.[a]	394,000	1,852,122
Takasago Thermal Engineering Co. Ltd.	195,400	3,025,571
Takata Corp.[a,b]	320,300	1,149,368
Takeuchi Manufacturing Co. Ltd.	129,200	2,291,454
TechnoPro Holdings Inc.	134,200	5,249,054
Teikoku Sen-I Co. Ltd.	67,100	1,062,452
Tekken Corp.[a]	671,000	1,986,454

391

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Temp Holdings Co. Ltd.	460,200	$8,661,520
TIS Inc.	327,800	8,260,431
Toagosei Co. Ltd.	785,700	9,226,530
TOC Co. Ltd.	526,400	4,783,737
Toda Corp.	1,342,000	8,282,910
Toho Bank Ltd. (The)	671,000	2,461,999
Toho Holdings Co. Ltd.	195,400	4,242,110
Toho Titanium Co. Ltd.[a]	195,400	1,323,468
Toho Zinc Co. Ltd.	671,000	2,967,642
Tokai Carbon Co. Ltd.	1,328,900	5,817,737
Tokai Rika Co. Ltd.	195,400	3,630,335
Tokai Tokyo Financial Holdings Inc.	779,500	3,944,003
Tokuyama Corp.[b]	1,342,000	6,609,473
Tokyo Broadcasting System Holdings Inc.	129,200	2,292,613
Tokyo Century Corp.	201,300	6,934,529
Tokyo Dome Corp.	327,800	3,028,923
Tokyo Ohka Kogyo Co. Ltd.	134,200	4,346,120
Tokyo Seimitsu Co. Ltd.	201,300	6,239,271
Tokyo Steel Manufacturing Co. Ltd.	394,000	2,937,239
Tokyo TY Financial Group Inc.	83,744	2,434,113
Tokyotokeiba Co. Ltd.	671,000	1,553,046
Tokyu Construction Co. Ltd.	327,840	2,673,424
TOKYU REIT Inc.	4,602	5,709,667
TOMONY Holdings Inc.	976,300	5,184,979
Tomy Co. Ltd.	327,800	3,264,179
Topcon Corp.	327,800	5,784,360
Topre Corp.	195,400	5,204,473
Toridoll Holdings Corp.	129,200	3,112,066
Toshiba Machine Co. Ltd.	671,000	2,787,055
Toshiba Plant Systems & Services Corp.	129,200	2,101,369
Tosoh Corp.	2,013,000	18,907,428
Totetsu Kogyo Co. Ltd.	134,200	3,882,614
Toyo Construction Co. Ltd.	494,500	1,778,905
Toyo Corp./Chuo-ku	263,400	2,561,457
Toyo Ink SC Holdings Co. Ltd.	671,000	3,298,717
Toyo Kanetsu KK	671,000	1,715,574
Toyo Tire & Rubber Co. Ltd.	327,800	5,752,012
Toyobo Co. Ltd.	3,278,000	5,793,182
Toyota Boshoku Corp.	195,400	4,128,169
TPR Co. Ltd.	201,300	6,781,031
Trusco Nakayama Corp.	134,200	3,063,954

Security	Shares	Value
TS Tech Co. Ltd.	195,400	$5,123,838
TSI Holdings Co. Ltd.	394,000	2,629,730
Tsubakimoto Chain Co.	671,000	5,893,146
Tsukuba Bank Ltd.	1,018,500	2,932,973
Tsukui Corp.[a]	261,600	1,483,190
Tsumura & Co.	201,300	6,510,151
UACJ Corp.	671,944	1,784,296
Ube Industries Ltd.	3,278,000	7,616,417
ULVAC Inc.	201,300	9,444,685
Unipres Corp.	129,200	2,731,896
United Arrows Ltd.	134,200	4,153,494
United Super Markets Holdings Inc.	394,900	3,840,240
Unitika Ltd.[a,b]	4,602,000	3,756,903
Universal Entertainment Corp.[a]	67,100	2,010,532
Ushio Inc.	394,000	4,948,417
Valor Holdings Co. Ltd.	195,400	4,669,827
VT Holdings Co. Ltd.	364,100	1,852,020
W-Scope Corp.[a]	129,200	1,739,743
Wacoal Holdings Corp.	671,000	8,499,614
Wacom Co. Ltd.[a]	582,700	2,158,923
Welcia Holdings Co. Ltd.	134,200	4,322,042
Xebio Holdings Co. Ltd.	195,400	3,248,194
Yahagi Construction Co. Ltd.	196,300	1,746,924
YAMABIKO Corp.	261,600	3,114,230
Yamato Kogyo Co. Ltd.	134,200	3,356,505
Yodogawa Steel Works Ltd.	245,300	6,353,109
Yokogawa Bridge Holdings Corp.	129,200	1,597,179
Yokohama Reito Co. Ltd.[a]	469,700	4,744,615
Yondoshi Holdings Inc.	67,100	1,597,590
Yoshinoya Holdings Co. Ltd.	327,800	5,355,017
Yumeshin Holdings Co. Ltd.[a]	261,600	1,821,132
Zenkoku Hosho Co. Ltd.	201,300	7,277,644
Zenrin Co. Ltd.	129,200	2,430,541
Zensho Holdings Co. Ltd.	327,800	5,610,859
Zeon Corp.	671,000	7,638,818
ZERIA Pharmaceutical Co. Ltd.	129,200	1,940,260
Zojirushi Corp.	195,400	2,653,948

		2,265,754,527
NETHERLANDS — 2.13%
Aalberts Industries NV	427,541	16,956,084
Accell Group	97,421	3,394,771
ASM International NV	168,889	10,161,118

392

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
ASR Nederland NVb	238,894	$7,064,199
BE Semiconductor Industries NV	105,398	5,504,519
BinckBank NV	438,391	2,178,311
Brunel International NV	91,313	1,551,190
Corbion NV	276,911	8,593,952
Eurocommercial Properties NV	164,060	6,373,449
Flow Traders[c]	116,518	3,588,865
Fugro NV CVA[a,b]	212,243	3,129,391
IMCD Group NV	157,230	8,466,610
Intertrust NVc	148,025	2,965,929
InterXion Holding NVb	224,660	9,359,336
Kendrion NV	72,966	2,604,578
Koninklijke BAM Groep NVa	876,042	4,928,187
NSI NV	655,942	2,768,580
OCI NVa,b	216,656	4,213,665
Philips Lighting NVb,c	306,327	10,360,831
PostNL NV	1,448,309	7,171,236
Refresco Group NVc	231,430	4,522,421
SBM Offshore NV	567,891	9,353,372
SNS REAAL NVa,b	291,555	3
TKH Group NV	117,186	5,385,128
TomTom NVa,b	405,237	4,118,933
VastNed Retail NV	101,462	3,789,152
VTTI Energy Partners LP	89,259	1,700,384
Wereldhave NV	116,918	5,382,998
Wessanen	392,449	5,861,205

		161,448,397
NEW ZEALAND — 1.07%
a2 Milk Co. Ltd.[a,b]	2,189,536	5,080,904
Air New Zealand Ltd.	1,577,292	2,761,369
Argosy Property Ltd.	2,093,251	1,451,493
Chorus Ltd.	1,433,880	4,420,093
Fisher & Paykel Healthcare Corp. Ltd.	2,463,131	17,029,002
Freightways Ltd.[a]	1,529,458	7,864,871
Genesis Energy Ltd.	802,711	1,176,601
Goodman Property Trust	2,247,084	1,882,138
Infratil Ltd.	1,750,148	3,544,614
Kiwi Property Group Ltd.	9,340,618	9,138,243
New Zealand Refining Co. Ltd. (The)[a]	649,457	1,043,370
Orion Health Group Ltd.[b]	266,525	256,176
Precinct Properties New Zealand Ltd.	2,441,557	2,019,883

Security	Shares	Value
Sky Network Television Ltd.	1,306,880	$3,463,341
SKYCITY Entertainment Group Ltd.	2,166,397	6,484,802
Trade Me Group Ltd.	1,286,559	4,681,422
Xero Ltd.[a,b]	235,692	3,519,462
Z Energy Ltd.	1,049,555	5,368,262

		81,186,046
NORWAY — 1.55%
Akastor ASA[a,b]	832,154	1,233,684
Aker ASA Class A	80,470	3,062,303
Aker BP ASA	359,426	6,113,158
Aker Solutions ASA[b]	496,936	2,842,452
Atea ASA	235,084	2,853,994
Austevoll Seafood ASA	395,429	3,185,035
Bakkafrost P/F	142,681	4,846,807
Borregaard ASA	360,738	4,063,645
BW LPG Ltd.[c]	474,571	2,094,616
DNO ASA[a,b]	2,518,168	2,134,115
Entra ASA[c]	219,205	2,520,480
Europris ASA[c]	403,622	1,884,653
Frontline Ltd./Bermuda[a]	232,412	1,551,855
Hexagon Composites ASA[a,b]	391,220	1,246,753
Hoegh LNG Holdings Ltd.[a]	168,233	1,728,186
IDEX ASA[a,b]	1,413,126	1,412,054
Kongsberg Automotive ASA[b]	2,097,308	1,539,960
Leroy Seafood Group ASA	68,694	3,460,962
Nordic Semiconductor ASA[a,b]	453,048	1,819,279
Norwegian Air Shuttle ASA[a,b]	102,774	2,923,717
Norwegian Property ASA	1,049,049	1,236,841
Ocean Yield ASA[a]	176,105	1,325,952
Opera Software ASA[a]	453,322	2,053,218
Petroleum Geo-Services ASA[b]	853,089	2,013,595
Protector Forsikring ASA[a]	219,292	1,830,313
Salmar ASA	170,857	4,062,753
Scatec Solar ASA[c]	221,754	1,006,973
Seadrill Ltd.[a,b]	1,208,247	830,039
Selvaag Bolig ASA	176,479	731,338
Sparebank 1 Nord Norge	297,256	1,969,215
SpareBank 1 SMN	762,117	6,360,983
Stolt-Nielsen Ltd.	173,492	2,683,440
Storebrand ASA	1,545,835	10,213,536
Subsea 7 SA	797,031	13,211,744
TGS Nopec Geophysical Co. ASA	360,082	7,885,529
Thin Film Electronics ASA[a,b]	3,221,477	1,462,855

393

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Wallenius Wilhelmsen Logistics[b]	213,525	$1,084,263
XXL ASA[c]	416,389	4,496,116

		116,976,411
PORTUGAL — 0.36%
Altri SGPS SA	250,748	1,170,028
Banco Comercial Portugues SAa,b	31,837,117	7,100,216
CTT-Correios de Portugal SA	491,846	2,805,985
Mota-Engil SGPS SAa	359,410	913,480
Navigator Co. SA (The)	1,167,693	4,941,278
NOS SGPS SA	860,330	4,925,990
REN - Redes Energeticas Nacionais SGPS SAa	654,705	1,924,227
Sonae SGPS SAb	3,532,357	3,623,459

		27,404,663
SINGAPORE — 1.62%
Ascendas India Trust[a]	4,581,100	3,769,239
Asian Pay Television Trust	7,164,800	2,639,960
Boustead Singapore Ltd.	2,222,700	1,415,327
Cambridge Industrial Trust	6,672,600	2,792,782
CapitaLand Retail China Trust[a]	2,026,680	2,305,517
CDL Hospitality Trusts[a]	3,925,100	4,352,797
COSCO Shipping International Singapore Co. Ltd.[a,b]	4,088,000	833,569
CWT Ltd.[a,b]	511,200	837,553
Ezion Holdings Ltd.[a,b]	6,124,744	1,314,605
Far East Hospitality Trust[a]	3,941,000	1,691,779
First REIT	3,400,300	3,284,256
First Resources Ltd.	1,697,900	2,277,715
Frasers Centrepoint Trust	1,960,300	2,959,314
Frasers Commercial Trust	3,269,100	3,134,145
Hyflux Ltd.[a]	2,635,300	1,046,427
Indofood Agri Resources Ltd.	2,091,500	733,230
Japfa Ltd.	1,369,900	592,967
Keppel DC REIT[a]	2,000,838	1,775,087
Keppel REIT[a]	4,581,100	3,474,255
Lippo Malls Indonesia Retail Trust[a]	7,328,600	2,228,415
M1 Ltd./Singapore[a]	1,304,300	2,024,992
Mapletree Commercial Trust	4,378,635	4,996,725
Mapletree Greater China Commercial Trust[a]	7,263,000	5,560,142
Mapletree Industrial Trust	5,890,860	7,544,279
Mapletree Logistics Trust	6,541,400	5,288,533
Midas Holdings Ltd.[a,b]	6,683,200	1,075,853
Noble Group Ltd.[a,b]	29,971,400	3,066,402

Security	Shares	Value
OUE Hospitality Trust	2,757,733	$1,420,596
OUE Ltd.	779,500	1,143,289
Parkway Life REIT	1,244,700	2,279,768
Raffles Medical Group Ltd.[a]	2,812,900	2,817,529
RHT Health Trust	2,230,500	1,508,065
Sheng Siong Group Ltd.[a]	2,495,900	1,750,005
SIIC Environment Holdings Ltd.[a,b]	4,611,460	1,748,640
Silverlake Axis Ltd.	3,072,340	1,241,949
Singapore Post Ltd.[a]	5,889,900	5,815,312
Soilbuild Business Space REIT[a]	6,983,340	3,322,545
Starhill Global REIT	4,712,300	2,596,030
United Engineers Ltd.	1,435,500	2,957,888
Venture Corp. Ltd.	1,188,400	10,373,099
Wing Tai Holdings Ltd.[a]	3,539,000	4,785,512
Yanlord Land Group Ltd.	2,617,200	3,492,221
Ying Li International Real Estate Ltd.[b]	7,000,600	701,212
Yoma Strategic Holdings Ltd.[a]	3,991,900	1,656,509

		122,626,034
SPAIN — 2.48%
Abengoa SA Class Ba,b	48,188,637	734,650
Acciona SA	79,292	6,539,771
Acerinox SA	508,535	7,099,319
Almirall SA	242,948	4,386,374
Applus Services SA	356,406	4,467,126
Atresmedia Corp. de Medios de Comunicacion SA	294,045	3,691,909
Axiare Patrimonio SOCIMI SA	241,626	4,009,927
Bolsas y Mercados Espanoles SHMSF SA	85,176	3,051,553
Cellnex Telecom SAa,c	505,600	8,933,047
Cia. de Distribucion Integral Logista Holdings SA	102,184	2,442,448
CIE Automotive SA	108,948	2,342,525
Codere SA/Spain[a,b]	2,972,314	1,683,084
Construcciones y Auxiliar de Ferrocarriles SA	104,448	4,195,818
Corp Financiera Alba SA	39,236	2,132,029
Ebro Foods SA	322,275	7,204,825
Ence Energia y Celulosa SA	529,965	1,892,905
Euskaltel SAc	362,001	3,680,654
Faes Farma SA	1,412,798	5,076,938
Fomento de Construcciones y Contratas SAb	204,589	1,893,691
Gamesa Corp. Tecnologica SA	844,373	18,237,881

394

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Grupo Catalana Occidente SA	170,201	$6,612,943
Hispania Activos Inmobiliarios SOCIMI SA	442,196	6,673,995
Indra Sistemas SAb	360,082	4,934,720
Inmobiliaria Colonial SA	724,247	5,614,532
Lar Espana Real Estate SOCIMI SA	340,401	2,817,165
Let’s GOWEX SAa,b	51,450	1
Liberbank SAb	1,785,811	2,386,096
Mediaset Espana Comunicacion SA	625,453	8,619,155
Melia Hotels International SA	243,573	3,615,204
Merlin Properties SOCIMI SA	882,057	10,436,004
Miquel y Costas & Miquel SA	50,173	1,550,020
NH Hotel Group SAb	803,367	4,159,799
Papeles y Cartones de Europa SA	543,313	4,082,320
Pharma Mar SAa,b	969,665	3,716,826
Promotora de Informaciones SAb	323,040	1,152,061
Prosegur Cia. de Seguridad SA	867,514	5,658,628
Saeta Yield SA	321,224	3,172,657
Talgo SAa,b,c	364,845	2,189,509
Tecnicas Reunidas SA	103,430	4,094,103
Telepizza Group SAb,c	353,946	1,860,853
Tubacex SA	879,323	2,805,588
Viscofan SA	122,422	7,324,129

		187,172,782
SWEDEN — 5.12%
AAK AB	88,402	6,324,555
AF AB Class B	208,172	4,382,172
Alimak Group ABa,c	139,958	2,121,941
Avanza Bank Holding AB	79,876	3,207,741
Axfood AB	375,009	5,954,541
B&B Tools AB Class B	115,862	2,656,185
Betsson AB	385,590	3,296,423
Bilia AB Class A	132,235	2,650,733
BillerudKorsnas AB	563,083	9,029,881
BioGaia AB Class B	63,084	2,543,365
Bonava AB Class B	335,034	5,418,176
Bravida Holding ABc	269,350	1,904,200
Bure Equity AB	246,812	3,052,120
Byggmax Group ABa	225,912	1,524,398
Castellum AB	728,197	9,975,414
Clas Ohlson AB Class B	187,988	3,120,820
Cloetta AB Class B	836,465	3,381,832

Security	Shares	Value
Collector ABa,b	97,029	$1,071,124
Com Hem Holding AB	412,453	5,137,729
Concentric AB	197,960	3,264,010
Dometic Group ABc	861,807	6,423,551
Duni AB	159,456	2,259,986
Dustin Group ABc	259,189	2,144,102
Elekta AB Class B	1,250,556	13,056,636
Eltel ABa,c	156,517	1,020,786
Evolution Gaming Group ABc	104,126	4,597,875
Fabege AB	699,937	12,062,428
Fastighets AB Balder Class Bb	278,223	6,214,992
Fingerprint Cards AB Class Ba,b	1,047,587	4,172,697
Granges AB	267,588	2,780,198
Gunnebo AB	354,366	1,948,957
Haldex AB	142,037	1,908,841
Hemfosa Fastigheter AB	401,978	3,727,063
Hexpol AB	951,997	10,584,554
Hoist Finance ABa,c	245,500	2,308,113
Holmen AB Class B	172,169	7,260,232
Hufvudstaden AB Class A	320,795	5,028,498
Indutrade AB	274,610	6,490,928
Intrum Justitia ABa	328,626	13,063,689
Investment AB Oresund	138,763	2,538,692
Inwido AB	168,937	2,427,749
ITAB Shop Concept AB Class B	133,862	1,062,001
JM AB	269,071	9,474,673
KappAhl AB	284,127	1,644,476
Kindred Group PLC	799,431	8,292,422
Kungsleden AB	824,900	4,620,662
Lifco AB Class B	151,985	4,625,735
Lindab International AB	314,927	2,879,042
Loomis AB Class B	257,919	9,364,521
Mekonomen AB	86,416	1,712,744
Modern Times Group MTG AB Class B	182,009	5,940,349
Mycronic ABa	243,573	2,406,902
NCC AB Class B	339,122	9,019,202
NetEnt AB	588,357	4,541,514
New Wave Group AB Class B	250,239	1,773,332
Nibe Industrier AB Class B	1,666,657	14,775,328
Nobia AB	491,688	5,089,127
Nolato AB Class B	74,020	2,357,325
Nordax Group ABc	239,628	1,220,493
Oriflame Holding AG	171,156	7,016,491
Pandox AB	199,147	3,344,306

395

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Peab AB	821,047	$8,975,623
Ratos AB Class Ba	663,889	3,114,463
RaySearch Laboratories AB	89,690	2,248,631
Recipharm AB Class Ba	143,831	1,989,802
Rezidor Hotel Group AB	500,039	1,863,541
Saab AB	208,828	10,357,914
SAS ABa,b	638,596	1,052,932
SkiStar AB	130,612	2,795,204
SSAB AB Class Aa,b	856,802	3,736,922
SSAB AB Class Bb	1,871,153	6,650,086
Sweco AB Class B	244,761	6,072,864
Swedish Orphan Biovitrum ABa,b	530,971	8,203,103
Tethys Oil AB	198,332	1,528,680
Thule Group ABc	280,925	4,876,245
Tobii ABa,b	211,962	1,165,758
Trelleborg AB Class B	754,426	17,738,570
Vitrolife AB	54,479	3,107,004
Wallenstam AB Class B	540,952	4,612,400
Wihlborgs Fastigheter AB	194,513	3,791,497

		387,079,811
SWITZERLAND — 4.92%
Allreal Holding AG Registered	51,161	8,798,798
ams AG	229,132	14,731,476
Arbonia AG Registered[a,b]	137,304	2,551,734
Ascom Holding AG Registered	210,162	3,969,105
Autoneum Holding AG	15,011	4,433,406
Banque Cantonale Vaudoise Registered	8,574	6,210,110
Basilea Pharmaceutica AG Registered[a,b]	37,283	3,174,177
BKW AG	64,339	3,483,723
Bobst Group SA Registered	34,003	3,443,169
Bossard Holding AG	19,603	3,903,074
Bucher Industries AG Registered	21,571	6,950,523
Burckhardt Compression Holding AGa	13,043	3,999,574
Cembra Money Bank AG	75,910	6,474,217
Clariant AG Registered	878,010	17,772,768
Comet Holding AG Registered	32,780	4,376,374
COSMO Pharmaceuticals NV	20,951	3,396,947
Daetwyler Holding AG Bearer	26,919	4,553,880
dormakaba Holding AG Class B	13,208	11,311,286

Security	Shares	Value
EFG International AG	298,719	$1,893,532
Emmi AG	8,574	6,261,789
Flughafen Zuerich AG	69,020	15,198,336
Forbo Holding AG Registered	4,602	7,540,170
GAM Holding AG	623,295	7,983,335
Georg Fischer AG Registered	13,870	13,069,526
Helvetia Holding AG Registered	18,291	10,151,969
Huber & Suhner AG Registered	59,555	4,008,423
Implenia AG Registered	47,779	3,667,000
Inficon Holding AG Registered	5,827	3,058,524
Intershop Holdings AG	6,039	2,907,419
Kardex AG Bearer	24,851	2,736,119
Komax Holding AG Registered	18,291	4,878,457
Kudelski SA Bearer	188,569	3,267,683
Leonteq AGa,b	32,691	1,443,337
Logitech International SA Registered	479,256	16,008,099
Meyer Burger Technology AGa,b	1,912,250	1,575,212
Mobilezone Holding AG	228,646	3,491,305
Mobimo Holding AG Registered	22,883	6,149,181
Molecular Partners AGa,b	44,625	1,338,145
Myriad Group AGa,b	656,973	937,166
Newron Pharmaceuticals SpA[a,b]	54,963	1,234,038
OC Oerlikon Corp. AG Registered	555,867	6,672,973
Panalpina Welttransport Holding AG Registered	49,091	6,494,836
PSP Swiss Property AG Registered	119,798	10,734,825
Rieter Holding AG Registered	16,979	3,766,099
Santhera Pharmaceuticals Holding AGa,b	18,020	1,294,319
Schmolz + Bickenbach AG Registered[b]	2,118,102	1,936,283
Schweiter Technologies AG Bearer	3,278	3,938,408
SFS Group AG	43,211	4,310,465
Siegfried Holding AG Registered	9,796	2,799,701
St Galler Kantonalbank AG Registered	9,107	3,952,207
Straumann Holding AG Registered	32,691	17,241,223
Sulzer AG Registered	30,501	3,557,352
Sunrise Communications Group AGc	114,550	8,509,692
Swissquote Group Holding SA Registered	68,161	1,876,148
Tecan Group AG Registered	46,461	7,925,137
Temenos Group AG Registered	212,108	18,356,627

396

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
u-blox Holding AG	25,507	$5,650,001
Valiant Holding AG Registered	62,835	7,208,556
Valora Holding AG Registered	18,291	6,274,927
VAT Group AGb,c	39,688	5,095,310
Vontobel Holding AG Registered	88,342	5,200,503
VZ Holding AG	8,653	2,405,664
Ypsomed Holding AG	12,387	2,382,953
Zehnder Group AG	51,077	1,729,163

		371,646,478
UNITED KINGDOM — 18.07%
888 Holdings PLC	748,372	2,706,136
AA PLC	1,944,699	6,574,187
Abcam PLC	598,398	6,634,699
Acacia Mining PLC	671,591	3,437,252
Advanced Medical Solutions Group PLC	1,223,036	4,177,279
Aggreko PLC	784,588	9,008,662
Aldermore Group PLC[b]	715,062	2,390,488
Allied Minds PLC[a,b]	758,614	1,537,943
Amec Foster Wheeler PLC	1,434,691	10,078,792
Amerisur Resources PLC[a,b]	4,961,009	1,556,439
AO World PLC[a,b]	887,662	1,550,357
Arrow Global Group PLC	602,334	2,854,074
Ashmore Group PLC	1,253,180	5,638,886
ASOS PLC[a,b]	174,793	13,161,255
Assura PLC	3,327,124	2,636,485
AVEVA Group PLC	240,284	6,332,368
B&M European Value Retail SA	2,276,155	9,923,892
Balfour Beatty PLC	2,235,308	8,438,649
BBA Aviation PLC	3,485,285	14,036,787
Beazley PLC	1,666,887	9,484,439
Bellway PLC	449,756	16,560,069
Berendsen PLC	771,255	8,371,634
BGEO Group PLC	136,121	6,339,834
Big Yellow Group PLC	501,588	5,022,713
Bodycote PLC	729,380	7,865,199
boohoo.com PLC[b]	2,356,732	5,747,405
Booker Group PLC	5,556,051	13,944,991
Bovis Homes Group PLC	513,259	6,112,384
Brewin Dolphin Holdings PLC	952,853	4,031,103
Britvic PLC	716,260	6,162,297
BTG PLC[b]	1,293,872	11,391,207
Cairn Energy PLC[b]	2,029,277	5,101,107
Cairn Homes PLC[b]	2,008,456	3,422,824
Cape PLC	653,294	2,034,816

Security	Shares	Value
Capital & Counties Properties PLC	2,761,076	$11,280,823
Card Factory PLC	1,103,685	4,627,799
Carillion PLC[a]	1,393,970	4,012,673
Centamin PLC	4,062,673	9,298,009
Chemring Group PLC	1,349,469	3,286,610
Chesnara PLC	643,136	3,184,698
Cineworld Group PLC	684,193	6,231,629
Clinigen Healthcare Ltd.[b]	262,260	2,968,865
Close Brothers Group PLC	515,883	11,292,806
Conviviality PLC[a]	547,752	2,154,308
Costain Group PLC	306,015	1,928,066
Countrywide PLC	658,791	1,446,797
Crest Nicholson Holdings PLC	850,071	6,637,167
CVS Group PLC	187,257	3,185,768
CYBG PLC[a,b]	2,720,517	9,890,268
Daily Mail & General Trust PLC Class A NVS	946,781	8,764,143
Dairy Crest Group PLC	710,357	5,275,199
Dart Group PLC	520,046	4,094,045
De La Rue PLC	476,294	4,211,763
Debenhams PLC	4,508,022	2,986,113
Derwent London PLC	338,466	12,891,491
Dialight PLC[a,b]	142,025	1,823,667
Dignity PLC	160,393	5,173,185
Diploma PLC	387,557	5,560,546
Domino’s Pizza Group PLC	1,669,601	7,138,952
Drax Group PLC	1,363,225	5,696,661
DS Smith PLC	2,895,404	16,163,680
Dunelm Group PLC	337,451	2,647,840
EI Group PLC[b]	2,111,514	3,817,650
Electrocomponents PLC	1,803,133	12,107,247
Elementis PLC	1,541,243	6,065,696
EMIS Group PLC	165,737	2,013,424
Empiric Student Property PLC	1,749,774	2,478,828
Entertainment One Ltd.	1,224,348	3,917,232
Equiniti Group PLC[c]	767,034	2,190,613
Essentra PLC	847,210	5,935,261
esure Group PLC	1,058,707	3,355,770
Evraz PLC[b]	1,263,676	3,541,151
Faroe Petroleum PLC[b]	1,037,747	1,265,386
Fenner PLC	777,815	3,388,708
Ferrexpo PLC	438,586	897,092
Fevertree Drinks PLC	312,959	6,591,619
FirstGroup PLC[b]	4,094,835	7,231,349

397

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Foxtons Group PLC	1,009,652	$1,338,893
Galliford Try PLC	278,070	5,180,443
Genus PLC	209,484	4,647,991
Go-Ahead Group PLC	177,468	4,017,986
Gocompare.Com Group PLC[b]	1,271,743	1,513,692
Grafton Group PLC	801,399	7,729,417
Grainger PLC	1,204,745	3,895,038
Great Portland Estates PLC	1,084,259	9,707,098
Greencore Group PLC	2,686,468	7,924,408
Greene King PLC	978,442	9,506,602
Greggs PLC	424,418	5,902,725
GVC Holdings PLC	942,381	9,107,463
Halfords Group PLC	786,492	3,803,504
Halma PLC	1,438,761	19,600,507
Hansteen Holdings PLC	2,098,226	3,360,649
Hays PLC	4,735,185	10,487,959
Helical PLC	411,716	1,763,096
Henderson Group PLC	3,722,829	11,116,272
Hiscox Ltd.	1,081,819	15,843,507
Hochschild Mining PLC	999,677	3,287,650
Homeserve PLC	1,046,310	9,056,008
Howden Joinery Group PLC	2,156,118	12,915,279
Hunting PLC	483,848	3,521,128
Ibstock PLC[c]	532,990	1,579,083
IG Group Holdings PLC	1,397,250	9,824,805
Imagination Technologies Group PLC[b]	897,613	1,169,996
Inchcape PLC	1,271,548	14,057,080
Indivior PLC	2,337,555	10,131,108
Informa PLC	2,733,717	22,705,908
Intermediate Capital Group PLC	1,015,019	10,255,940
International Personal Finance PLC	854,426	1,774,189
Interserve PLC	600,367	1,794,234
iomart Group PLC	512,432	2,000,478
ITE Group PLC	1,438,950	3,295,105
IWG PLC	2,528,185	10,626,955
J D Wetherspoon PLC[a]	466,137	5,997,478
J Sainsbury PLC	1	4
JD Sports Fashion PLC	924,764	5,324,039
Jimmy Choo PLC[a,b]	760,453	1,866,829
John Laing Group PLC[c]	1,178,986	4,386,800
John Menzies PLC	409,117	3,660,075
John Wood Group PLC	1,161,513	11,413,061
JRP Group PLC	1,964,314	3,161,415

Security	Shares	Value
Jupiter Fund Management PLC	1,177,552	$7,230,330
Just Eat PLC[b]	1,545,914	11,540,149
Kainos Group PLC	335,635	1,054,088
KAZ Minerals PLC[b]	641,692	4,180,001
Kcom Group PLC	2,829,660	3,239,872
Keller Group PLC	263,823	3,160,632
Kier Group PLC	308,055	5,332,547
Ladbrokes Coral Group PLC	2,999,469	5,079,656
Laird PLC	1,756,479	3,408,666
Lancashire Holdings Ltd.	612,174	5,405,400
LondonMetric Property PLC	2,112,854	4,603,221
Lonmin PLC[a,b]	1,104,110	1,571,286
Lookers PLC	1,264,233	2,126,281
Majestic Wine PLC[a]	293,967	1,450,920
Man Group PLC	5,681,399	11,297,424
Marshalls PLC	581,392	2,892,116
Marston’s PLC	2,381,970	4,403,711
Melrose Industries PLC	6,362,960	19,468,864
Metro Bank PLC[b]	182,584	8,336,133
Micro Focus International PLC	722,745	24,199,124
Mitchells & Butlers PLC	853,830	2,928,407
Mitie Group PLC	1,035,965	2,809,226
Moneysupermarket.com Group PLC	1,691,873	7,571,268
Morgan Advanced Materials PLC	1,225,713	5,296,458
N Brown Group PLC	680,535	2,099,854
National Express Group PLC	1,604,110	7,415,107
NewRiver REIT PLC	787,693	3,545,371
NEX Group PLC	1,071,446	8,531,956
Northgate PLC	393,461	2,748,816
Ocado Group PLC[a,b]	1,764,548	5,730,038
OneSavings Bank PLC	433,413	2,457,671
Ophir Energy PLC[b]	2,434,341	2,708,508
Oxford Instruments PLC	203,745	2,609,591
P2P Global Investments PLC/Fund	316,263	3,508,591
Pagegroup PLC	1,136,801	7,353,680
Pantheon Resources PLC[a,b]	921,526	870,324
Paragon Group of Companies PLC (The)	1,024,660	6,196,105
Paysafe Group PLC[b]	1,530,168	8,985,652
Pennon Group PLC	1,155,418	12,810,623
Petra Diamonds Ltd.[b]	1,889,264	3,170,173
Pets at Home Group PLC	1,309,999	3,179,465
Phoenix Group Holdings	917,507	8,772,111

398

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Playtech PLC	694,092	$8,611,641
Plus500 Ltd.	265,135	1,622,477
Polypipe Group PLC	546,063	2,813,866
Premier Foods PLC[b]	2,767,636	1,530,719
Primary Health Properties PLC	2,416,208	3,540,159
PZ Cussons PLC	815,143	3,528,662
QinetiQ Group PLC	2,104,442	7,999,061
Redcentric PLC[a]	782,186	905,698
Redde PLC	1,177,611	2,711,890
Redefine International PLC/Isle of Man	6,291,824	3,113,568
Redrow PLC	927,757	6,919,645
Renewi PLC	2,042,209	2,576,055
Renishaw PLC	113,238	5,003,031
Rentokil Initial PLC	6,511,618	20,976,767
Restaurant Group PLC (The)	825,639	3,733,255
Restore PLC[a]	397,781	2,202,612
Rightmove PLC	348,962	18,898,513
Rotork PLC	2,730,353	8,686,156
RPC Group PLC	1,275,766	13,385,733
RPS Group PLC	885,277	2,911,994
SafeCharge International Group Ltd.[a]	499,317	1,711,877
Safestore Holdings PLC	668,838	3,504,501
Saga PLC	3,183,908	8,633,802
Savills PLC	467,849	5,623,047
Scapa Group PLC	520,475	2,661,473
Schroder REIT Ltd.	2,921,915	2,476,049
Senior PLC	1,291,352	3,581,952
Serco Group PLC[b]	3,667,501	5,485,022
Shaftesbury PLC	965,728	11,644,505
Shawbrook Group PLC[b,c]	515,883	2,282,588
Sirius Minerals PLC[a,b]	12,663,402	4,136,777
Softcat PLC	263,149	1,402,650
Sophos Group PLC[c]	909,700	3,981,534
Sound Energy PLC[a,b]	1,729,018	1,554,657
Spectris PLC	390,837	13,955,810
Spirax-Sarco Engineering PLC	219,310	14,754,078
Spire Healthcare Group PLC[c]	928,413	4,058,632
Sports Direct International PLC[a,b]	808,307	3,207,306
SSP Group PLC	1,561,286	8,986,595
ST Modwen Properties PLC	705,563	3,336,364
Stagecoach Group PLC	1,383,000	3,641,136
Stobart Group Ltd.	1,295,087	3,753,161

Security	Shares	Value
Stock Spirits Group PLC	839,994	$1,901,799
SuperGroup PLC	168,889	3,485,077
Synthomer PLC	832,154	5,324,859
Ted Baker PLC	103,436	3,740,277
Telecom Plus PLC	232,412	3,758,537
Telford Homes PLC[a]	350,158	1,920,791
Telit Communications PLC[a]	390,837	1,879,736
Thomas Cook Group PLC	5,110,004	6,323,485
TP ICAP PLC	1,688,076	10,004,665
Tritax Big Box REIT PLC	2,829,103	5,124,212
Tullow Oil PLC[a,b]	4,796,625	13,025,623
UBM PLC	1,205,883	11,084,588
UDG Healthcare PLC[a]	1,109,086	10,718,552
Ultra Electronics Holdings PLC	267,103	7,229,208
UNITE Group PLC (The)	896,621	7,505,221
Vectura Group PLC[a,b]	2,630,119	4,801,232
Vedanta Resources PLC	272,975	2,442,111
Vesuvius PLC	982,096	6,734,108
Victrex PLC	273,631	6,782,832
Virgin Money Holdings UK PLC	805,991	3,308,648
WH Smith PLC	462,200	10,578,109
Workspace Group PLC	431,193	4,822,664
WS Atkins PLC	322,374	8,954,521
ZPG PLC[c]	794,839	3,804,794

		1,365,749,229

TOTAL COMMON STOCKS
(Cost: $6,431,069,052)		7,485,978,329

PREFERRED STOCKS — 0.31%

GERMANY — 0.31%
Biotest AG, Preference Shares	90,966	1,952,422
Draegerwerk AG & Co. KGaA, Preference Shares	23,539	2,574,814
Jungheinrich AG, Preference Shares	164,953	5,742,628
Sartorius AG, Preference Shares[a]	123,078	11,266,205
Sixt SE, Preference Shares	39,275	1,754,364

		23,290,433

TOTAL PREFERRED STOCKS (Cost: $15,434,423)		23,290,433

399

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value

RIGHTS — 0.00%

UNITED KINGDOM — 0.00%
Tritax Big Box REIT PLC (Expires 05/10/17)[b]	257,191	$13,309

		13,309

TOTAL RIGHTS (Cost: $0)		13,309

WARRANTS — 0.00%

SINGAPORE — 0.00%
Ezion Holdings Ltd. (Expires 04/24/20)[b]	2	—

		—
SPAIN — 0.00%
Abengoa SA (Expires 03/31/25)[a,b]	3,171,918	34,541

		34,541

TOTAL WARRANTS (Cost: $0)		34,541

SHORT-TERM INVESTMENTS — 6.13%

MONEY MARKET FUNDS — 6.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	463,337,129	463,522,464

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	178,662	$178,662

		463,701,126

TOTAL SHORT-TERM INVESTMENTS (Cost: $463,545,156)		463,701,126

TOTAL INVESTMENTS IN SECURITIES — 105.47% (Cost: $6,910,048,631)[g]		7,973,017,738
Other Assets, Less Liabilities — (5.47)%		(413,828,288)

NET ASSETS — 100.00%		$7,559,189,450

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $7,028,847,024. Net unrealized appreciation was $944,170,714, of which $1,417,751,912 represented gross unrealized appreciation on securities and $473,581,198 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,476,250,696	$9,727,490	$143	$7,485,978,329
Preferred stocks	23,290,433	—	—	23,290,433
Rights	—	13,309	—	13,309
Warrants	34,541	—	—	34,541
Money market funds	463,701,126	—	—	463,701,126

Total	$7,963,276,796	$9,740,799	$143	$7,973,017,738

400

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.51%

AUSTRALIA — 7.50%
Amcor Ltd./Australia	291,460	$3,424,282
AMP Ltd.	2,145,431	8,599,906
AusNet Services	1,407,670	1,842,270
Australia & New Zealand Banking Group Ltd.	2,101,199	51,478,446
Bank of Queensland Ltd.	280,799	2,513,646
Bendigo & Adelaide Bank Ltd.	331,547	3,054,711
BGP Holdings PLC[a]	2,256,851	25
Caltex Australia Ltd.	78,068	1,743,904
CIMIC Group Ltd.	45,443	1,258,447
Coca-Cola Amatil Ltd.	216,981	1,520,462
Commonwealth Bank of Australia	1,238,230	80,933,273
Crown Resorts Ltd.	259,611	2,426,875
Dexus Property Group	696,784	5,315,115
DUET Group	1,741,413	3,932,992
Fortescue Metals Group Ltd.	1,108,772	4,403,025
GPT Group (The)	1,267,401	4,976,084
Harvey Norman Holdings Ltd.	273,177	855,998
Incitec Pivot Ltd.	1,189,893	3,372,574
LendLease Group	394,569	4,730,106
Mirvac Group	1,792,023	3,042,172
National Australia Bank Ltd.	1,904,897	48,435,609
Orica Ltd.	267,709	3,709,819
Origin Energy Ltd.[a]	634,090	3,404,785
QBE Insurance Group Ltd.	984,559	9,476,209
Rio Tinto Ltd.	302,176	13,658,367
South32 Ltd.	2,470,834	5,136,919
Stockland	1,730,618	6,277,075
Suncorp Group Ltd.	922,456	9,520,047
Tabcorp Holdings Ltd.	373,372	1,326,324
Tatts Group Ltd.	720,454	2,316,803
Vicinity Centres	2,410,858	5,192,523
Vocus Group Ltd.[b]	188,674	475,506
Westpac Banking Corp.	2,403,476	63,018,208
Woolworths Ltd.	324,982	6,532,854

		367,905,361
AUSTRIA — 0.35%
Erste Group Bank AG	216,029	7,720,732
IMMOFINANZ AG Escrow[a]	269,008	3
OMV AG	110,533	5,088,425
Raiffeisen Bank International AGa	44,567	1,015,759

Security	Shares	Value
Voestalpine AG	79,544	$3,322,288

		17,147,207
BELGIUM — 0.74%
Ageas	140,966	5,771,784
Groupe Bruxelles Lambert SA	59,235	5,676,992
KBC Group NV	179,630	12,964,901
Proximus SADP	112,406	3,437,730
Solvay SA	53,299	6,776,162
Umicore SA	25,368	1,484,816

		36,112,385
DENMARK — 0.81%
AP Moller - Maersk A/S Class A	2,629	4,361,265
AP Moller - Maersk A/S Class B	2,604	4,502,802
Carlsberg A/S Class B	40,456	4,036,833
Danske Bank A/S	492,504	17,883,539
DONG Energy A/Sc	107,378	4,229,214
TDC A/S	594,637	3,190,935
Tryg A/S	82,634	1,584,974

		39,789,562
FINLAND — 1.45%
Elisa OYJ	51,775	1,763,014
Fortum OYJ	323,938	4,712,770
Metso OYJ	79,310	2,843,986
Neste OYJ	63,112	2,576,530
Nokia OYJ	4,195,272	23,984,313
Nokian Renkaat OYJ	83,515	3,592,274
Orion OYJ Class B	24,253	1,390,502
Sampo OYJ Class A	323,208	15,482,601
Stora Enso OYJ Class R	390,006	4,637,691
UPM-Kymmene OYJ	380,332	10,035,156

		71,018,837
FRANCE — 11.62%
Accor SA	43,063	1,962,256
ArcelorMittal[a]	1,323,678	10,440,197
AXA SA	1,391,900	37,150,032
BNP Paribas SA	762,414	53,782,335
Bollore SA	626,950	2,549,948
Bouygues SA	76,856	3,230,105
Carrefour SA	409,002	9,631,400
Casino Guichard Perrachon SA	39,850	2,399,724
Cie. de Saint-Gobain	359,529	19,399,272
Cie. Generale des Etablissements Michelin Class B	130,950	17,104,627

401

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2017

Security	Shares	Value
CNP Assurances	119,431	$2,493,142
Credit Agricole SA	798,772	11,873,078
Electricite de France SA	257,366	2,148,463
Engie SA	1,142,484	16,111,195
Eurazeo SA	28,545	1,934,673
Eutelsat Communications SA	126,381	2,990,538
Fonciere des Regions	23,803	2,123,907
Gecina SA	29,738	4,229,244
ICADE	26,922	1,998,520
Imerys SA	25,485	2,192,121
Klepierre	158,463	6,218,999
Lagardere SCA	89,049	2,726,793
Natixis SA	667,633	4,643,469
Orange SA	1,433,841	22,171,608
Peugeot SAa	223,169	4,674,487
Publicis Groupe SA	137,995	9,958,368
Renault SA	138,236	12,887,050
Rexel SA	215,203	3,843,262
Sanofi	833,113	78,574,169
Schneider Electric SE	403,098	31,824,127
SCOR SE	117,413	4,643,761
SES SA	264,209	5,775,785
Societe Generale SA	549,859	30,064,183
Suez	248,245	4,077,873
Total SA	1,643,506	84,419,936
Unibail-Rodamco SE	71,667	17,594,516
Vinci SA	365,236	31,062,218
Vivendi SA	377,574	7,489,264
Wendel SA	11,641	1,630,827

		570,025,472
GERMANY — 9.04%
Allianz SE Registered	328,409	62,512,134
Axel Springer SE	32,435	1,819,338
BASF SE	660,502	64,344,418
Bayerische Motoren Werke AG	239,441	22,853,793
Commerzbank AGa	768,703	7,529,525
Daimler AG Registered	693,630	51,664,451
Deutsche Bank AG Registered[a]	1,484,430	26,720,244
Deutsche Lufthansa AG Registered	161,304	2,782,327
Deutsche Telekom AG Registered	2,354,334	41,276,399
E.ON SE	1,586,005	12,360,710

Security	Shares	Value
Evonik Industries AG	118,273	$3,948,160
Fraport AG Frankfurt Airport Services Worldwide	29,973	2,356,542
Hannover Rueck SE	43,412	5,204,811
HUGO BOSS AG	48,061	3,654,624
K+S AG Registered[b]	137,925	3,289,986
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	116,510	22,323,399
ProSiebenSat.1 Media SE Registered	169,396	7,192,241
RTL Group SAa	29,750	2,304,994
RWE AGa	229,467	3,799,396
Siemens AG Registered	549,402	78,732,488
Telefonica Deutschland Holding AG	534,204	2,588,660
Volkswagen AG	11,785	1,898,683
Vonovia SE	334,164	12,093,812

		443,251,135
HONG KONG — 3.41%
BOC Hong Kong Holdings Ltd.[b]	2,748,500	11,308,445
Cathay Pacific Airways Ltd.[b]	717,000	1,032,510
Cheung Kong Property Holdings Ltd.	1,912,000	13,717,636
CK Hutchison Holdings Ltd.	1,912,000	23,882,945
First Pacific Co. Ltd./Hong Kong	1,874,000	1,443,290
Hang Lung Group Ltd.	699,000	2,916,413
Hang Lung Properties Ltd.	1,651,088	4,330,695
Hang Seng Bank Ltd.	545,900	11,068,837
Henderson Land Development Co. Ltd.	717,000	4,544,889
HK Electric Investments & HK Electric Investments Ltd.[b,c]	2,016,000	1,783,348
HKT Trust & HKT Ltd.	1,434,000	1,834,549
Hongkong Land Holdings Ltd.	870,100	6,708,471
Hysan Development Co. Ltd.	461,000	2,175,325
Jardine Matheson Holdings Ltd.	180,200	11,628,306
Jardine Strategic Holdings Ltd.	47,800	2,020,506
Kerry Properties Ltd.	468,500	1,752,911
Li & Fung Ltd.[b]	4,254,000	1,783,086
MTR Corp. Ltd.	349,500	2,013,179
New World Development Co. Ltd.	4,131,000	5,146,787
NWS Holdings Ltd.	1,175,000	2,208,729
PCCW Ltd.	3,079,000	1,737,927
Power Assets Holdings Ltd.	1,004,000	9,036,265
Sino Land Co. Ltd.	2,350,000	3,982,360
SJM Holdings Ltd.	1,332,000	1,293,029

402

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2017

Security	Shares	Value
Sun Hung Kai Properties Ltd.	1,040,000	$15,604,914
Swire Pacific Ltd. Class A	358,500	3,452,456
Swire Properties Ltd.	835,600	2,804,117
Wharf Holdings Ltd. (The)	956,419	8,171,473
Wheelock & Co. Ltd.	699,000	5,450,862
Yue Yuen Industrial Holdings Ltd.	597,500	2,362,328

		167,196,588
IRELAND — 0.06%
Bank of Ireland[a]	12,427,267	3,126,046
Irish Bank Resolution Corp. Ltd.[a]	246,432	3

		3,126,049
ISRAEL — 0.57%
Azrieli Group Ltd.	10,695	568,765
Bank Hapoalim BM	758,081	4,764,512
Bank Leumi Le-Israel BMa	1,034,048	4,776,375
Bezeq The Israeli Telecommunication Corp. Ltd.	1,491,011	2,500,705
Israel Chemicals Ltd.	381,292	1,627,450
Teva Pharmaceutical Industries Ltd. ADR	428,057	13,518,040

		27,755,847
ITALY — 3.41%
Assicurazioni Generali SpA	840,711	13,302,100
Atlantia SpA	296,461	7,515,509
CNH Industrial NV	367,129	4,049,822
Enel SpA	5,505,686	26,163,993
Eni SpA	1,827,992	28,405,740
EXOR NV	78,125	4,385,575
Fiat Chrysler Automobiles NVa,b	318,354	3,601,917
Intesa Sanpaolo SpA	9,092,340	26,475,546
Mediobanca SpA	402,339	3,866,470
Poste Italiane SpA[c]	385,440	2,640,069
Saipem SpA[a,b]	4,354,646	1,875,932
Snam SpA	1,817,679	8,032,247
Telecom Italia SpA/Milano[a]	8,117,505	7,204,238
Terna Rete Elettrica Nazionale SpA	1,146,110	5,778,500
UniCredit SpA[a]	1,360,638	22,136,097
UnipolSai Assicurazioni SpA	821,649	1,887,890

		167,321,645
JAPAN — 23.13%
AEON Financial Service Co. Ltd.	95,600	1,836,186
Aeon Mall Co. Ltd.	46,100	782,877

Security	Shares	Value
Aisin Seiki Co. Ltd.	141,300	$6,908,451
Alfresa Holdings Corp.	46,100	831,678
Amada Holdings Co. Ltd.	117,500	1,395,622
ANA Holdings Inc.	937,000	2,820,162
Aozora Bank Ltd.	937,000	3,412,775
Asahi Glass Co. Ltd.	717,000	6,213,528
Asahi Kasei Corp.	905,000	8,626,200
Bank of Kyoto Ltd. (The)	223,000	1,764,475
Benesse Holdings Inc.	22,300	673,181
Bridgestone Corp.	474,500	19,785,377
Canon Inc.	764,800	25,358,400
Central Japan Railway Co.	101,200	16,963,506
Chiba Bank Ltd. (The)	507,000	3,393,038
Chubu Electric Power Co. Inc.	331,700	4,456,094
Chugoku Bank Ltd. (The)	119,500	1,773,150
Chugoku Electric Power Co. Inc. (The)	212,700	2,318,386
Coca-Cola Bottlers Japan Inc.	44,300	1,317,435
Concordia Financial Group Ltd.	843,700	3,876,766
Credit Saison Co. Ltd.	95,600	1,740,131
Dai Nippon Printing Co. Ltd.	365,000	4,060,285
Dai-ichi Life Holdings Inc.	783,900	13,333,403
Daiichi Sankyo Co. Ltd.	430,200	9,544,134
Daiwa House Industry Co. Ltd.	141,300	4,197,042
Daiwa House REIT Investment Corp.	937	2,368,768
Daiwa Securities Group Inc.	1,195,000	7,260,909
DeNA Co. Ltd.	46,200	989,319
Eisai Co. Ltd.	117,500	6,168,566
Electric Power Development Co. Ltd.	117,520	2,725,300
FANUC Corp.	90,600	18,413,412
Fuji Electric Co. Ltd.	461,000	2,526,877
FUJIFILM Holdings Corp.	310,700	11,522,686
Fukuoka Financial Group Inc.	478,000	2,178,380
Hachijuni Bank Ltd. (The)	284,400	1,678,794
Hakuhodo DY Holdings Inc.	46,100	561,207
Hankyu Hanshin Holdings Inc.	71,700	2,367,058
Hino Motors Ltd.	167,300	2,096,691
Hiroshima Bank Ltd. (The)	239,000	1,031,300
Hisamitsu Pharmaceutical Co. Inc.	22,300	1,140,307
Hitachi Chemical Co. Ltd.	22,300	638,172
Hitachi Construction Machinery Co. Ltd.	22,300	574,355

403

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2017

Security	Shares	Value
Hitachi Ltd.	3,555,000	$19,616,762
Hokuriku Electric Power Co.	117,500	1,085,718
Honda Motor Co. Ltd.	760,100	22,038,604
Idemitsu Kosan Co. Ltd.	69,900	2,235,521
IHI Corp.[a]	478,000	1,620,920
Iida Group Holdings Co. Ltd.	47,800	760,718
INPEX Corp.	260,400	2,496,074
Isetan Mitsukoshi Holdings Ltd.	236,500	2,582,045
Isuzu Motors Ltd.	426,900	5,790,552
ITOCHU Corp.	1,057,100	14,945,632
J Front Retailing Co. Ltd.	167,300	2,408,868
Japan Airlines Co. Ltd.	93,700	2,958,859
Japan Post Bank Co. Ltd.	284,100	3,535,002
Japan Post Holdings Co. Ltd.	334,600	4,145,354
Japan Prime Realty Investment Corp.	699	2,624,307
Japan Real Estate Investment Corp.	937	4,934,233
Japan Retail Fund Investment Corp.	1,889	3,690,896
JGC Corp.	143,400	2,502,135
JSR Corp.	141,300	2,580,845
JTEKT Corp.	165,100	2,597,877
JXTG Holdings Inc.	2,219,250	10,016,190
Kamigumi Co. Ltd.	223,000	2,024,545
Kaneka Corp.	223,000	1,756,473
Kansai Electric Power Co. Inc. (The)	522,200	7,059,795
Kawasaki Heavy Industries Ltd.	956,000	2,890,213
KDDI Corp.	1,314,500	34,852,469
Kirin Holdings Co. Ltd.	212,700	4,133,024
Komatsu Ltd.	664,900	17,727,485
Konica Minolta Inc.	331,800	2,931,937
Kuraray Co. Ltd.	71,700	1,156,514
Kurita Water Industries Ltd.	69,900	1,803,466
Kyocera Corp.	230,100	13,025,307
Kyowa Hakko Kirin Co. Ltd.	69,900	1,198,967
Kyushu Financial Group Inc.	132,800	826,798
Lawson Inc.	22,300	1,480,398
Marubeni Corp.	1,154,600	7,109,693
Marui Group Co. Ltd.	143,400	1,963,115
Maruichi Steel Tube Ltd.	46,100	1,306,863
Mazda Motor Corp.	403,100	5,908,903
Mebuki Financial Group Inc.	666,820	2,614,159
Medipal Holdings Corp.	117,500	1,943,752

Security	Shares	Value
Mitsubishi Chemical Holdings Corp.	322,200	$2,521,352
Mitsubishi Corp.	1,093,300	23,573,576
Mitsubishi Electric Corp.	1,378,900	19,223,204
Mitsubishi Gas Chemical Co. Inc.	119,500	2,553,593
Mitsubishi Heavy Industries Ltd.	2,297,000	9,190,473
Mitsubishi Logistics Corp.	27,000	348,793
Mitsubishi Materials Corp.	95,600	2,843,043
Mitsubishi Motors Corp.	489,000	3,127,810
Mitsubishi Tanabe Pharma Corp.	167,300	3,394,928
Mitsubishi UFJ Financial Group Inc.	9,136,200	58,126,788
Mitsubishi UFJ Lease & Finance Co. Ltd.	331,700	1,731,851
Mitsui & Co. Ltd.	1,223,300	17,262,500
Mitsui Fudosan Co. Ltd.	413,000	9,075,478
Mitsui OSK Lines Ltd.	822,000	2,514,596
Mixi Inc.	23,900	1,325,038
Mizuho Financial Group Inc.	17,305,800	31,609,051
MS&AD Insurance Group Holdings Inc.	358,508	11,681,179
NEC Corp.	1,396,000	3,469,023
NH Foods Ltd.	25,000	710,954
Nikon Corp.	93,700	1,336,530
Nippon Building Fund Inc.	956	5,085,745
Nippon Electric Glass Co. Ltd.	258,000	1,599,336
Nippon Express Co. Ltd.	699,000	3,837,696
Nippon Steel & Sumitomo Metal Corp.	573,600	12,918,479
Nippon Telegraph & Telephone Corp.	498,300	21,318,675
Nippon Yusen KKa	1,175,000	2,361,173
Nissan Motor Co. Ltd.	1,688,100	16,029,908
Nisshin Seifun Group Inc.	69,930	1,072,130
Nissin Foods Holdings Co. Ltd.	22,300	1,276,343
NOK Corp.	69,900	1,662,375
Nomura Holdings Inc.	2,608,700	15,656,413
Nomura Real Estate Holdings Inc.	93,700	1,582,821
Nomura Real Estate Master Fund Inc.	1,889	2,723,265
Nomura Research Institute Ltd.	51,700	1,799,551
NSK Ltd.	310,700	4,236,691
Oji Holdings Corp.	239,000	1,155,656
ORIX Corp.	950,500	14,504,355
Osaka Gas Co. Ltd.	1,413,000	5,289,718

404

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2017

Security	Shares	Value
Panasonic Corp.	559,800	$6,681,743
Resona Holdings Inc.	1,578,800	8,778,508
Ricoh Co. Ltd.	474,500	3,950,265
Rohm Co. Ltd.	46,100	3,234,072
Sankyo Co. Ltd.	46,100	1,606,697
SBI Holdings Inc./Japan	143,400	1,987,557
Sega Sammy Holdings Inc.	141,300	1,897,606
Seiko Epson Corp.	215,100	4,399,641
Sekisui Chemical Co. Ltd.	286,800	4,811,304
Sekisui House Ltd.	426,900	7,083,086
Shinsei Bank Ltd.	1,434,000	2,675,805
Shizuoka Bank Ltd. (The)	368,000	3,103,256
Showa Shell Sekiyu KK	141,300	1,365,211
Sompo Holdings Inc.	253,400	9,561,321
Sony Financial Holdings Inc.	119,500	1,985,413
Subaru Corp.	284,100	10,734,989
Sumitomo Chemical Co. Ltd.	1,175,000	6,630,259
Sumitomo Corp.	855,300	11,421,136
Sumitomo Electric Industries Ltd.	284,100	4,629,655
Sumitomo Heavy Industries Ltd.	461,000	3,213,394
Sumitomo Metal Mining Co. Ltd.	239,000	3,240,769
Sumitomo Mitsui Financial Group Inc.	974,300	36,045,691
Sumitomo Mitsui Trust Holdings Inc.	236,505	8,098,498
Sumitomo Rubber Industries Ltd.	117,500	2,112,407
Suzuken Co. Ltd./Aichi Japan	26,260	868,109
T&D Holdings Inc.	406,300	6,026,887
Taiheiyo Cement Corp.	937,000	3,118,570
Taisei Corp.	717,000	5,467,390
Taisho Pharmaceutical Holdings Co. Ltd.	11,800	969,660
Takashimaya Co. Ltd.	223,000	2,052,552
Takeda Pharmaceutical Co. Ltd.	255,300	12,234,795
Teijin Ltd.	93,700	1,814,823
THK Co. Ltd.	81,300	2,093,947
Tobu Railway Co. Ltd.	223,000	1,130,304
Tohoku Electric Power Co. Inc.	165,100	2,200,938
Tokio Marine Holdings Inc.	478,000	20,119,996
Tokyo Electric Power Co. Holdings Inc.[a]	512,400	1,990,394
Tokyo Electron Ltd.	112,500	13,084,799
Tokyo Gas Co. Ltd.	1,413,000	6,559,859

Security	Shares	Value
Tokyu Corp.	461,000	$3,300,242
Tokyu Fudosan Holdings Corp.	395,200	2,155,572
Toppan Printing Co. Ltd.	362,000	3,640,459
Toyoda Gosei Co. Ltd.	46,100	1,222,909
Toyota Industries Corp.	117,500	5,839,688
Toyota Motor Corp.	1,876,016	101,567,745
Toyota Tsusho Corp.	143,400	4,521,853
Trend Micro Inc./Japan	23,900	1,050,597
United Urban Investment Corp.	2,127	3,215,210
USS Co. Ltd.	71,700	1,267,148
West Japan Railway Co.	117,500	7,846,685
Yamada Denki Co. Ltd.	450,900	2,366,345
Yamaguchi Financial Group Inc.	142,000	1,571,975
Yamaha Motor Co. Ltd.	119,500	2,831,251
Yokogawa Electric Corp.	95,600	1,475,981
Yokohama Rubber Co. Ltd. (The)	73,800	1,446,604

		1,134,537,031
NETHERLANDS — 2.05%
ABN AMRO Group NVc	201,193	5,280,047
Aegon NV	1,265,827	6,449,637
AerCap Holdings NVa	40,207	1,849,924
Akzo Nobel NV	181,311	15,850,369
Boskalis Westminster	65,444	2,406,270
ING Groep NV	2,778,517	45,218,570
Koninklijke DSM NV	85,679	6,127,019
Koninklijke KPN NV	1,605,797	4,642,619
NN Group NV	228,917	7,588,056
Randstad Holding NV	85,414	5,088,662

		100,501,173
NEW ZEALAND — 0.17%
Contact Energy Ltd.	525,432	1,879,431
Fletcher Building Ltd.	187,473	1,100,467
Meridian Energy Ltd.	940,987	1,789,516
Spark New Zealand Ltd.	1,316,003	3,338,440

		8,107,854
NORWAY — 0.69%
DNB ASA	699,648	10,952,290
Gjensidige Forsikring ASA	144,297	2,221,768
Norsk Hydro ASA	961,116	5,497,541
Orkla ASA	585,593	5,314,873
Statoil ASA	295,701	4,891,243
Yara International ASA	128,756	4,797,632

		33,675,347

405

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2017

Security	Shares	Value
PORTUGAL — 0.14%
EDP - Energias de Portugal SA	1,704,166	$5,622,926
Galp Energia SGPS SA	78,140	1,214,242

		6,837,168
SINGAPORE — 1.32%
CapitaLand Commercial Trust	1,603,000	1,863,687
City Developments Ltd.	117,500	907,079
DBS Group Holdings Ltd.	1,277,900	17,691,468
Golden Agri-Resources Ltd.	2,933,500	755,570
Hutchison Port Holdings Trust[b]	3,747,000	1,517,535
Keppel Corp. Ltd.	1,057,500	4,925,467
Oversea-Chinese Banking Corp. Ltd.	2,283,400	16,010,102
Singapore Press Holdings Ltd.[b]	359,100	891,520
Suntec REIT	1,814,700	2,298,075
United Overseas Bank Ltd.[b]	950,600	14,826,558
UOL Group Ltd.	370,500	1,919,167
Yangzijiang Shipbuilding Holdings Ltd.	1,436,700	1,182,088

		64,788,316
SPAIN — 5.15%
Abertis Infraestructuras SA	505,568	8,891,191
ACS Actividades de Construccion y Servicios SA	179,131	6,638,051
Banco Bilbao Vizcaya Argentaria SA	4,839,888	38,732,134
Banco de Sabadell SA	3,931,699	7,560,993
Banco Santander SA	10,526,216	68,626,110
Bankia SA	3,505,658	4,252,679
Bankinter SA	551,281	4,852,365
CaixaBank SA	1,698,539	7,711,081
Enagas SA	84,196	2,214,198
Endesa SA	228,214	5,376,591
Ferrovial SA	256,095	5,447,815
Gas Natural SDG SA	251,062	5,675,658
Iberdrola SA	3,988,276	28,672,699
International Consolidated Airlines Group SA	218,321	1,582,877
Mapfre SA	874,445	3,050,934
Red Electrica Corp. SA	119,519	2,329,688
Repsol SA	846,060	13,391,340
Telefonica SA	3,298,993	36,481,205
Zardoya Otis SA	115,989	1,074,866

		252,562,475

Security	Shares	Value
SWEDEN — 3.29%
Alfa Laval AB	140,851	$2,890,255
Electrolux AB Class B	172,966	5,139,287
ICA Gruppen ABb	58,994	2,014,702
Industrivarden AB Class C	117,777	2,739,990
Investor AB Class B	327,621	14,980,998
Kinnevik AB Class B	168,444	4,497,014
Nordea Bank AB	2,172,626	26,744,391
Sandvik AB	268,462	4,311,255
Skandinaviska Enskilda Banken AB Class A	1,084,288	12,490,104
Skanska AB Class B	243,409	5,824,905
SKF AB Class B	285,163	6,266,965
Svenska Handelsbanken AB Class A	1,096,917	15,571,494
Swedbank AB Class A	651,479	15,443,086
Tele2 AB Class B	259,597	2,615,085
Telefonaktiebolaget LM Ericsson Class B	2,205,422	14,221,619
Telia Co. AB	1,895,102	7,726,113
Volvo AB Class B	1,107,099	18,116,575

		161,593,838
SWITZERLAND — 4.98%
ABB Ltd. Registered	677,407	16,577,060
Adecco Group AG Registered	117,384	8,714,328
Aryzta AG	62,832	2,039,381
Baloise Holding AG Registered	24,415	3,578,430
Cie. Financiere Richemont SA Class A Registered	187,722	15,680,430
Credit Suisse Group AG Registered	499,665	7,594,486
Julius Baer Group Ltd.	159,631	8,314,699
Novartis AG Registered	558,982	42,985,657
Pargesa Holding SA Bearer	14,312	1,068,961
Swatch Group AG (The) Bearer[b]	11,058	4,424,533
Swatch Group AG (The) Registered	35,639	2,763,907
Swiss Life Holding AG Registered	23,121	7,520,800
Swiss Prime Site AG Registered	50,232	4,352,313
Swiss Re AG	234,598	20,409,048
Swisscom AG Registered	19,096	8,325,545
Syngenta AG Registered[a]	33,305	15,470,623
UBS Group AG	2,626,378	44,852,505
Zurich Insurance Group AG	107,767	29,814,689

		244,487,395

406

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2017

Security	Shares	Value
UNITED KINGDOM — 18.63%
3i Group PLC	699,948	$7,185,599
Aberdeen Asset Management PLC	666,359	2,405,264
Admiral Group PLC	150,218	3,908,268
Antofagasta PLC	94,466	1,024,165
AstraZeneca PLC	907,634	54,455,903
Aviva PLC	2,898,015	19,665,111
Babcock International Group PLC	181,772	2,114,156
BAE Systems PLC	2,273,055	18,438,593
Barclays PLC	12,144,863	33,349,598
Barratt Developments PLC	714,541	5,357,114
Berkeley Group Holdings PLC	61,860	2,607,422
BHP Billiton PLC	756,136	11,494,447
BP PLC	13,615,445	77,946,281
British Land Co. PLC (The)	695,822	5,909,941
BT Group PLC	6,068,718	23,927,149
Capita PLC	311,928	2,243,776
Centrica PLC	3,960,861	10,141,114
Cobham PLC	1,238,900	2,123,745
Direct Line Insurance Group PLC	1,038,269	4,690,665
Dixons Carphone PLC	699,986	3,038,311
easyJet PLC	108,483	1,639,286
G4S PLC	1,116,454	4,406,901
GKN PLC	1,232,956	5,724,945
Glencore PLC[a]	5,722,945	22,482,424
Hammerson PLC	558,019	4,241,380
HSBC Holdings PLC	14,208,335	117,001,621
IMI PLC	75,560	1,250,296
Inmarsat PLC	324,527	3,432,329
Intu Properties PLC	660,042	2,354,283
Investec PLC	307,006	2,269,935
ITV PLC	2,605,603	7,079,096
J Sainsbury PLC	1,159,542	4,131,433
Kingfisher PLC	1,618,058	7,144,645
Land Securities Group PLC	565,345	8,089,449
Legal & General Group PLC	4,256,410	13,552,061
Lloyds Banking Group PLC	46,111,275	41,282,264
Marks & Spencer Group PLC	1,167,910	5,539,265
Meggitt PLC	557,119	3,333,573
Mondi PLC	264,105	6,837,133
National Grid PLC	2,716,957	35,150,625
Old Mutual PLC	3,527,497	8,853,575

Security	Shares	Value
Pearson PLC	588,295	$4,863,471
Persimmon PLC	219,608	6,619,945
Petrofac Ltd.	187,980	1,980,857
Rio Tinto PLC	886,330	35,111,624
Rolls-Royce Holdings PLC	466,862	4,904,501
Royal Bank of Scotland Group PLC[a]	2,552,260	8,763,470
Royal Dutch Shell PLC Class A	3,141,967	81,400,004
Royal Dutch Shell PLC Class B	2,693,564	71,525,475
Royal Mail PLC	641,929	3,342,744
RSA Insurance Group PLC	733,426	5,655,264
Schroders PLC	94,456	3,894,591
Segro PLC	713,185	4,481,471
Severn Trent PLC	70,458	2,119,354
Sky PLC	746,176	9,576,421
Smiths Group PLC	102,858	2,182,389
SSE PLC	731,526	13,164,585
Standard Chartered PLC[a]	2,356,504	21,987,416
Standard Life PLC	1,412,058	6,647,906
Tate & Lyle PLC	134,387	1,315,275
Taylor Wimpey PLC	2,348,147	6,075,829
Travis Perkins PLC	179,868	3,748,864
TUI AG	352,373	5,119,560
United Utilities Group PLC	344,416	4,337,800
William Hill PLC	637,000	2,418,788
Wm Morrison Supermarkets PLC	1,572,564	4,880,776

		913,941,521

TOTAL COMMON STOCKS (Cost: $4,646,582,493)		4,831,682,206

PREFERRED STOCKS — 0.73%

GERMANY — 0.63%
Bayerische Motoren Werke AG, Preference Shares	38,429	3,158,631
Porsche Automobil Holding SE, Preference Shares	110,771	6,478,718
Volkswagen AG, Preference Shares	133,584	21,172,615

		30,809,964
ITALY — 0.10%
Intesa Sanpaolo SpA, Preference Shares	693,705	1,896,079

407

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2017

Security	Shares	Value
Telecom Italia SpA/Milano, Preference Shares	4,445,842	$3,173,471

		5,069,550
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC, Preference Shares	33,147,202	42,884

		42,884

TOTAL PREFERRED STOCKS (Cost: $37,856,236)		35,922,398

RIGHTS — 0.01%

UNITED KINGDOM — 0.01%
Cobham PLC (Expires 05/04/17)[a]	481,698	355,222

		355,222

TOTAL RIGHTS (Cost: $496,793)		355,222

SHORT-TERM INVESTMENTS — 0.68%

MONEY MARKET FUNDS — 0.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	32,835,141	32,848,274

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	423,139	$423,139

		33,271,413

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,266,781)		33,271,413

TOTAL INVESTMENTS IN SECURITIES — 99.93% (Cost: $4,718,202,303)[g]		4,901,231,239
Other Assets, Less Liabilities — 0.07%		3,349,538

NET ASSETS — 100.00%		$4,904,580,777

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $4,881,463,817. Net unrealized appreciation was $19,767,422, of which $398,230,548 represented gross unrealized appreciation on securities and $378,463,126 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,831,682,175	$—	$31	$4,831,682,206
Preferred stocks	35,879,514	42,884	—	35,922,398
Rights	355,222	—	—	355,222
Money market funds	33,271,413	—	—	33,271,413

Total	$4,901,188,324	$42,884	$31	$4,901,231,239

408

Schedule of Investments  (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.12%

AUSTRIA — 0.76%
Erste Group Bank AG	166,585	$5,953,637
IMMOEAST AG Escrow[a]	740	—
IMMOFINANZ AG Escrow[a]	328	—
Raiffeisen Bank International AGa	64,704	1,474,715

		7,428,352
BELGIUM — 1.91%
Ageas	107,903	4,418,035
Groupe Bruxelles Lambert SA	44,711	4,285,034
KBC Group NV	138,838	10,020,715

		18,723,784
DENMARK — 1.53%
Danske Bank A/S	381,184	13,841,347
Tryg A/S	62,444	1,197,716

		15,039,063
FINLAND — 1.21%
Sampo OYJ Class A	247,550	11,858,363

		11,858,363
FRANCE — 11.76%
AXA SA	1,073,293	28,646,361
BNP Paribas SA	586,309	41,359,507
CNP Assurances	94,606	1,974,916
Credit Agricole SA	621,165	9,233,099
Eurazeo SA	21,698	1,470,609
Natixis SA	520,042	3,616,956
SCOR SE	90,024	3,560,508
Societe Generale SA	424,627	23,216,977
Wendel SA	15,725	2,202,968

		115,281,901
GERMANY — 10.82%
Allianz SE Registered	252,995	48,157,199
Commerzbank AGa,b	589,414	5,773,371
Deutsche Bank AG Registered[a]	1,145,493	20,619,263
Deutsche Boerse AG	106,782	10,447,779
Hannover Rueck SE	33,442	4,009,474
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	89,182	17,087,335

		106,094,421

Security	Shares	Value
IRELAND — 0.39%
Bank of Ireland[a]	15,198,475	$3,823,137

		3,823,137
ITALY — 5.87%
Assicurazioni Generali SpA	647,316	10,242,119
EXOR NV	60,064	3,371,714
Intesa Sanpaolo SpA	7,023,473	20,451,312
Mediobanca SpA	313,788	3,015,497
Poste Italiane SpA[c]	289,651	1,983,963
UniCredit SpA[a]	1,045,968	17,016,759
UnipolSai Assicurazioni SpA	626,504	1,439,508

		57,520,872
NETHERLANDS — 5.09%
ABN AMRO Group NVc	156,369	4,103,699
Aegon NV	976,613	4,976,035
ING Groep NV	2,147,001	34,941,055
NN Group NV	176,146	5,838,823

		49,859,612
NORWAY — 1.04%
DNB ASA	541,071	8,469,926
Gjensidige Forsikring ASA	110,702	1,704,499

		10,174,425
SPAIN — 10.89%
Banco Bilbao Vizcaya Argentaria SA	3,702,046	29,626,331
Banco de Sabadell SA	2,953,499	5,679,831
Banco Popular Espanol SAa,b	1,863,702	1,306,984
Banco Santander SA	8,071,611	52,623,209
Bankia SA	2,551,809	3,095,574
Bankinter SA	373,197	3,284,873
CaixaBank SA	1,986,631	9,018,970
Mapfre SA	598,112	2,086,810

		106,722,582
SWEDEN — 7.44%
Industrivarden AB Class C	91,061	2,118,463
Investor AB Class B	252,181	11,531,383
Kinnevik AB Class B	129,610	3,460,248
L E Lundbergforetagen AB Class B	21,000	1,521,378
Nordea Bank AB	1,681,012	20,692,767
Skandinaviska Enskilda Banken AB Class A	841,823	9,697,107

409

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

April 30, 2017

Security	Shares	Value
Svenska Handelsbanken AB Class A	845,176	$11,997,857
Swedbank AB Class A	501,681	11,892,176

		72,911,379
SWITZERLAND — 11.57%
Baloise Holding AG Registered	27,687	4,057,997
Credit Suisse Group AG Registered	1,098,742	16,699,951
Julius Baer Group Ltd.	123,952	6,456,287
Pargesa Holding SA Bearer	19,156	1,430,759
Partners Group Holding AG	9,612	5,808,045
Swiss Life Holding AG Registered	17,798	5,789,334
Swiss Re AG	179,320	15,600,092
UBS Group AG	2,024,851	34,579,805
Zurich Insurance Group AG	83,334	23,055,084

		113,477,354
UNITED KINGDOM — 28.84%
3i Group PLC	537,758	5,520,572
Aberdeen Asset Management PLC	511,192	1,845,179
Admiral Group PLC	117,569	3,058,829
Aviva PLC	2,246,422	15,243,585
Barclays PLC	9,379,252	25,755,275
Direct Line Insurance Group PLC	759,378	3,430,698
Hargreaves Lansdown PLC	143,937	2,566,090
HSBC Holdings PLC	10,955,704	90,217,125
Investec PLC	362,879	2,683,047
Legal & General Group PLC	3,293,393	10,485,894
Lloyds Banking Group PLC	35,551,244	31,828,134
London Stock Exchange Group PLC	174,338	7,630,348
Old Mutual PLC	2,727,283	6,845,138
Provident Financial PLC	81,617	3,383,167
Prudential PLC	1,427,412	31,689,611
Royal Bank of Scotland Group PLC[a]	1,962,506	6,738,484
RSA Insurance Group PLC	562,194	4,334,937
Schroders PLC	74,863	3,086,737
St. James’s Place PLC	291,527	4,329,831
Standard Chartered PLC[a]	1,816,822	16,951,900
Standard Life PLC	1,092,622	5,144,016

		282,768,597

TOTAL COMMON STOCKS (Cost: $957,054,573)		971,683,842

Security	Shares	Value

PREFERRED STOCKS — 0.14%

ITALY — 0.14%
Intesa Sanpaolo SpA, Preference Shares	511,724	$1,398,677

		1,398,677

TOTAL PREFERRED STOCKS (Cost: $1,283,332)		1,398,677

SHORT-TERM INVESTMENTS — 0.88%

MONEY MARKET FUNDS — 0.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	6,887,549	6,890,304
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	1,757,381	1,757,381

		8,647,685

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,647,730)		8,647,685

TOTAL INVESTMENTS IN SECURITIES — 100.14% (Cost: $966,985,635)[g]		981,730,204
Other Assets, Less Liabilities — (0.14)%		(1,383,925)

NET ASSETS — 100.00%		$980,346,279

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $970,063,768. Net unrealized appreciation was $11,666,436, of which $47,895,042 represented gross unrealized appreciation on securities and $36,228,606 represented gross unrealized depreciation on securities.

410

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

April 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$971,683,842	$—	$0	[a]	$971,683,842
Preferred stocks	1,398,677	—	—		1,398,677
Money market funds	8,647,685	—	—		8,647,685

Total	$981,730,204	$—	$0	[a]	$981,730,204

[a]	Rounds to less than $1.

411

Schedule of Investments  (Unaudited)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.79%

AUSTRALIA — 0.00%
AED Oil Ltd.[a]	11,395	$—

		—
AUSTRIA — 1.45%
Austria Technologie & Systemtechnik AGb	2,067	22,329
BUWOG AG	7,035	189,910
CA Immobilien Anlagen AG	5,811	127,285
DO & CO AGb	521	35,164
EVN AG	2,657	35,169
IMMOFINANZ AGb	60,957	126,784
Kapsch TrafficCom AG	430	21,071
Lenzing AG	642	119,687
Oesterreichische Post AG	2,613	110,900
Porr AG	712	25,470
RHI AG	2,028	59,074
S IMMO AG	3,986	52,087
Schoeller-Bleckmann Oilfield Equipment AG	888	62,023
Semperit AG Holding[b]	863	23,024
UNIQA Insurance Group AG	9,851	82,214
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,148	81,604
Wienerberger AG	9,151	214,247
Zumtobel Group AG	2,262	47,170

		1,435,212
BELGIUM — 3.43%
Ablynx NVa,b	4,693	55,193
Ackermans & van Haaren NV	1,844	301,605
Aedifica SA	1,356	106,553
AGFA-Gevaert NVa	13,817	70,084
Barco NV	796	78,368
Befimmo SA	1,610	93,884
Bekaert SA	2,826	142,252
bpost SA	7,661	183,534
Cie. d’Entreprises CFE	592	86,320
Cofinimmo SA	1,552	187,765
D’ieteren SA/NV	1,953	95,235
Econocom Group SA/NV	4,953	79,636
Elia System Operator SA/NV	2,368	125,579
Euronav NV	10,210	80,963

Security	Shares	Value
EVS Broadcast Equipment SA	1,081	$43,490
Exmar NV	2,847	18,291
Fagron[a,b]	3,744	49,352
Galapagos NVa	3,103	271,875
Gimv NV	1,588	96,838
Greenyard NV	1,326	25,825
Intervest Offices & Warehouses NV	1,170	30,323
Ion Beam Applications	1,638	97,140
KBC Ancora[a]	2,747	130,602
Kinepolis Group NV	1,209	69,763
Melexis NV	1,579	131,555
Nyrstar NVa,b	5,799	32,831
Ontex Group NV	6,435	214,636
Orange Belgium SAa	2,400	50,048
Sofina SA	1,334	191,388
Tessenderlo Chemie NVa	2,394	98,178
Van de Velde NV	494	27,112
Warehouses De Pauw CVA	1,265	121,002

		3,387,220
CHINA — 0.00%
Boshiwa International Holding Ltd.[a,b]	20,000	180

		180
DENMARK — 2.77%
ALK-Abello A/S	473	73,757
Alm Brand A/S	5,618	46,064
Ambu A/S Class Bb	2,120	104,296
Bang & Olufsen A/Sa	2,939	43,893
Bavarian Nordic A/Sa,b	2,454	134,561
D/S Norden A/Sa,b	2,067	41,311
Dfds A/S	2,349	140,015
FLSmidth & Co. A/S	3,014	181,242
GN Store Nord A/S	11,483	298,600
Jyske Bank A/S Registered	5,520	294,920
Matas A/S	3,198	49,399
NKT Holding A/Sa	2,106	166,049
NNIT A/Sb,c	1,053	29,679
Per Aarsleff Holding A/S	1,576	40,382
Rockwool International A/S Class B	585	107,068
Royal Unibrew A/S	3,301	143,499
Scandinavian Tobacco Group A/Sc	3,120	54,453
Schouw & Co. AB	928	95,588
SimCorp A/S	3,276	205,344
Solar A/S Class B	468	27,135

412

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Spar Nord Bank A/S	7,566	$85,743
Sydbank A/S	5,577	202,836
Topdanmark A/Sa	4,148	113,512
TORM PLC	2,176	21,824
Zealand Pharma A/Sa,b	1,599	28,563

		2,729,733
FINLAND — 2.69%
Amer Sports OYJ	9,304	206,178
Cargotec OYJ Class B	2,848	169,798
Caverion Corp.[a]	7,502	61,270
Citycon OYJ	31,913	78,469
Cramo OYJ	3,122	81,151
F-Secure OYJ	7,371	27,451
Huhtamaki OYJ	7,195	278,769
Kemira OYJ	8,112	103,794
Kesko OYJ Class B	5,122	239,948
Konecranes OYJ	4,694	196,947
Metsa Board OYJ	15,327	108,821
Oriola Corp. Class B	9,546	40,229
Outokumpu OYJ	22,752	218,399
Outotec OYJ[a,b]	12,246	91,013
Ponsse OYJ	1,053	26,626
Ramirent OYJ	5,265	50,052
Sanoma OYJ	5,928	52,288
Sponda OYJ	17,747	78,307
Stockmann OYJ Abp Class Ba,b	2,886	24,827
Technopolis OYJ	12,870	43,166
Tieto OYJ	4,456	139,796
Uponor OYJ	4,372	82,792
Valmet OYJ	9,546	173,910
YIT OYJ	9,518	75,351

		2,649,352
FRANCE — 7.72%
AB Science SAa,b	1,404	23,132
ABC Arbitrage	3,691	26,126
Adocia[a,b]	448	9,381
Air France-KLM[a]	11,395	95,732
Albioma SA	2,331	44,827
Altamir Amboise SCA	2,624	44,033
Alten SA	2,238	189,604
Altran Technologies SA	10,536	176,802
APERAM SA	3,627	182,551
Assystem	821	29,995

Security	Shares	Value
Axway Software SA	663	$23,320
Beneteau SA	3,003	42,593
Boiron SA	530	50,373
Bonduelle SCA	1,131	39,165
Bourbon Corp.[b]	2,093	23,589
Cellectis SAa,b	2,000	48,567
CGG SAa,b	1,659	11,869
Cie. Plastic Omnium SA	4,768	186,449
Coface SAa	7,772	60,767
DBV Technologies SAa	1,329	94,691
Derichebourg SA	6,076	29,086
Elior Group[c]	8,108	202,189
Elis SA	8,287	171,458
Eramet[a]	429	20,669
Euler Hermes Group	1,078	105,263
Euronext NVc	4,715	231,176
Europcar Groupe SAa,c	6,193	75,531
Faurecia	5,343	260,774
FFP	546	51,769
Gaztransport Et Technigaz SAb	1,795	66,986
Genfit[a,b]	2,230	77,100
Groupe Crit	251	21,060
Groupe Fnac SAa	1,353	95,031
Guerbet	468	40,006
Haulotte Group SA	1,195	17,698
Havas SA	12,630	116,753
ID Logistics Group[a]	196	29,699
Innate Pharma SAa,b	3,561	43,974
Interparfums SA	951	32,621
Ipsen SA	2,939	341,965
IPSOS	2,723	87,296
Korian SA	3,481	112,108
LISI	1,328	52,061
Maisons du Monde SAa,c	2,328	80,768
Marie Brizard Wine & Spirits SAa,b	1,897	28,569
Mercialys SA	4,150	80,825
Mersen SA	1,184	34,167
Metropole Television SA	4,538	103,355
MGI Coutier	819	30,189
Naturex[a,b]	518	47,168
Neopost SA	2,725	110,476
Nexans SAa	2,033	113,016
Nexity SA	3,276	178,067
Oeneo SA	2,089	19,108

413

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Orpea	3,354	$342,443
Pierre & Vacances SAa,b	452	21,061
Rallye SA	1,720	37,572
Rubis SCA	3,198	324,844
Sartorius Stedim Biotech	2,184	146,430
SOITEC[a]	1,336	56,739
Sopra Steria Group	1,131	169,592
SPIE SA	6,084	168,577
SRP Groupe SAa,c	1,092	28,551
Ste Industrielle d’Aviation Latecoere SAa	6,111	24,090
Synergie SA	663	27,666
Tarkett SA	2,478	116,410
Technicolor SA Registered	27,873	141,472
Teleperformance	4,507	566,126
Television Francaise 1	9,165	112,377
Trigano SA	702	74,189
Ubisoft Entertainment SAa	7,045	333,717
Vallourec SAa,b	24,396	156,261
Vicat SA	1,443	102,625
Virbac SAa	335	52,732
Worldline SA/France[a,c]	3,198	106,024

		7,621,045
GERMANY — 10.66%
Aareal Bank AG	4,659	187,184
ADLER Real Estate AGa,b	1,872	29,365
ADO Properties SAc	2,301	84,191
ADVA Optical Networking SEa	3,471	38,138
AIXTRON SEa	8,360	45,828
Alstria office REIT AGb	11,390	150,574
Amadeus Fire AG	449	38,343
AURELIUS Equity Opportunities SE & Co KGaA[b]	1,872	92,345
Aurubis AG	2,614	182,689
BayWa AG	1,093	39,765
Bechtle AG	1,170	134,223
Bertrandt AG	438	45,726
Bijou Brigitte AG	398	24,574
Bilfinger SEa,b	2,721	118,166
Borussia Dortmund GmbH & Co. KGaA	5,474	35,235
CANCOM SEb	1,326	78,435
Capital Stage AGb	6,534	44,961
Carl Zeiss Meditec AG Bearer	3,126	142,017
Cewe Stiftung & Co. KGAA	441	40,133
comdirect bank AG	2,421	25,243

Security	Shares	Value
CompuGroup Medical SE	1,911	$94,060
CTS Eventim AG & Co. KGaA	3,783	145,686
Deutsche Beteiligungs AG	1,074	40,863
Deutsche Euroshop AG	3,559	144,423
Deutsche Pfandbriefbank AGc	8,572	114,814
DEUTZ AG	7,215	56,176
Dialog Semiconductor PLC[a]	6,087	284,691
DIC Asset AG	3,744	38,406
Diebold Nixdorf AG	663	50,610
DMG Mori AG	3,187	173,628
Draegerwerk AG & Co. KGaA	273	21,404
Drillisch AG	3,407	182,553
Duerr AG	2,028	202,068
ElringKlinger AGb	2,234	44,580
Evotec AGa,b	10,014	116,844
Freenet AG	9,907	310,809
Gerresheimer AG	2,433	190,811
Gerry Weber International AGb	2,067	30,308
Gesco AG	842	22,831
GFT Technologies SEb	1,326	27,052
Grammer AG	897	54,944
Grand City Properties SA	8,975	170,398
GRENKE AG	702	139,817
Hamborner REIT AG	6,260	65,687
Hamburger Hafen und Logistik AG	1,963	37,194
Heidelberger Druckmaschinen AGa,b	19,384	54,079
Hornbach Baumarkt AG	702	22,930
Hypoport AGa,b	254	27,936
Indus Holding AG	1,461	97,573
Isra Vision AG	273	39,985
Jenoptik AG	4,092	110,085
KION Group AG	5,095	345,043
Kloeckner & Co. SEa	5,889	65,090
Koenig & Bauer AGa	1,053	72,871
Krones AGb	1,103	130,921
KWS Saat SE	162	57,598
LEG Immobilien AG	4,935	423,791
LEONI AG	2,549	138,426
MLP AG	5,850	36,865
MorphoSys AGa,b	2,045	124,083
MTU Aero Engines AG	4,045	579,892
Nemetschek SE	1,209	82,942
Nordex SEa,b	4,940	74,451
NORMA Group SE	2,535	135,954

414

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
PATRIZIA Immobilien AGa	3,315	$65,375
Pfeiffer Vacuum Technology AG	546	70,872
Rational AG	266	133,621
Rheinmetall AG	3,059	280,645
RHOEN-KLINIKUM AG	2,723	77,748
RIB Software SEb	2,886	42,285
S&T AG	2,808	39,705
SAF-Holland SA	3,627	62,641
Salzgitter AG	3,044	104,332
Senvion SAa	1,560	21,320
SGL Carbon SEa,b	3,893	39,353
Siltronic AGa	964	69,283
Sixt Leasing SE	1,150	24,795
Sixt SE	975	53,936
SLM Solutions Group AGa,b	1,014	42,688
SMA Solar Technology AGb	975	25,221
Software AG	4,034	177,470
STADA Arzneimittel AG	4,875	345,220
STRATEC Biomedical AG	412	24,003
Stroeer SE & Co. KGaA[b]	2,184	126,262
Suedzucker AG	5,616	120,079
TAG Immobilien AG	10,307	146,695
Takkt AG	2,614	62,097
TLG Immobilien AG	5,667	114,628
Uniper SEa	15,958	261,878
Vossloh AGa	878	58,896
VTG AG	780	25,736
Wacker Chemie AG	1,225	129,621
Wacker Neuson SE	2,198	55,518
WCM Beteiligungs & Grundbesitz-AGa	9,516	33,201
Wirecard AGb	9,168	541,205
Wuestenrot & Wuerttembergische AG	1,721	34,858
XING AG	222	51,939
Zeal Network SE	600	17,621
zooplus AGa,b	452	84,487

		10,523,541
HONG KONG — 0.00%
China Hongxing Sports Ltd.[a]	198,000	1
Peace Mark Holdings Ltd.[a]	30,000	—
Real Gold Mining Ltd.[a]	27,000	35

		36
IRELAND — 1.77%
C&C Group PLC	25,506	105,183
Dalata Hotel Group PLC[a]	13,923	74,898

Security	Shares	Value
Glanbia PLC	15,132	$295,286
Green REIT PLC	49,218	73,158
Hibernia REIT PLC	57,567	79,927
Irish Continental Group PLC	12,753	73,603
Irish Residential Properties REIT PLC	26,949	38,443
Kingspan Group PLC	11,678	406,110
Origin Enterprises PLC	10,023	81,313
Permanent TSB Group Holdings PLC[a]	11,076	29,550
Smurfit Kappa Group PLC	18,318	490,506

		1,747,977
ISRAEL — 0.00%
Africa Israel Investments Ltd.[a]	1	—

		—
ITALY — 7.30%
A2A SpA	123,517	183,598
ACEA SpA	4,230	60,849
Amplifon SpA	7,560	96,402
Anima Holding SpA[c]	18,206	118,953
Ansaldo STS SpA	8,875	119,066
Ascopiave SpA	7,164	28,256
Astaldi SpA	3,910	25,632
ASTM SpA	3,246	50,016
Autogrill SpA	10,413	118,382
Azimut Holding SpA	9,081	177,206
Banca Carige SpA[a,b]	63,130	17,516
Banca Generali SpA	4,633	133,140
Banca IFIS SpA	1,755	75,680
Banca Mediolanum SpA	20,655	158,008
Banca Monte dei Paschi di Siena SpA[a]	1,764	27,554
Banca Popolare di Sondrio SCPA	36,571	136,118
Banco BPM SpA	118,853	345,565
Beni Stabili SpA SIIQ	83,386	52,938
Biesse SpA	1,248	38,460
BPER Banca	37,983	207,635
Brembo SpA	2,365	185,813
Brunello Cucinelli SpA	2,368	61,990
Buzzi Unicem SpA	5,327	136,900
Cairo Communication SpA	6,257	30,661
Cementir Holding SpA	4,254	25,617
Cerved Information Solutions SpA	15,653	167,044
CIR-Compagnie Industriali Riunite SpA	31,473	50,586
Credito Emiliano SpA	7,016	48,973
Credito Valtellinese SpA	9,129	33,004
Danieli & C Officine Meccaniche SpA	1,017	25,416

415

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Danieli & C Officine Meccaniche SpA RSP	3,084	$55,715
Datalogic SpA	1,715	47,025
Davide Campari-Milano SpA	22,932	271,194
De’ Longhi SpA	4,760	145,135
DiaSorin SpA	1,779	133,282
Ei Towers SpA	1,366	78,838
Enav SpA[a,c]	21,255	87,028
ERG SpA	4,258	52,859
Esprinet SpA	2,535	20,731
Fincantieri SpA[a]	39,565	38,754
FinecoBank Banca Fineco SpA	31,208	221,915
Geox SpA[b]	7,191	19,436
Hera SpA	53,703	153,568
Immobiliare Grande Distribuzione SIIQ SpA	36,738	32,885
Industria Macchine Automatiche SpA	1,261	111,226
Infrastrutture Wireless Italiane SpA[c]	19,340	106,986
Interpump Group SpA	5,631	149,311
Iren SpA	43,213	91,055
Italgas SpA[a]	35,027	158,292
Italmobiliare SpA	686	38,397
Maire Tecnimont SpA	9,438	37,492
MARR SpA	2,824	68,177
Mediaset SpA	60,188	246,044
Moncler SpA	10,889	268,693
OVS SpA[c]	10,834	72,084
Piaggio & C SpA	14,586	30,178
RAI Way SpA[c]	8,307	43,619
Recordati SpA	8,287	306,911
Reply SpA	358	62,726
Safilo Group SpA[a]	2,747	19,833
Salini Impregilo SpA	15,843	53,896
Salvatore Ferragamo SpA[b]	4,033	129,161
Saras SpA	22,968	47,971
Societa Cattolica di Assicurazioni Scrl	11,705	103,945
Societa Iniziative Autostradali e Servizi SpA	5,514	55,541
Tamburi Investment Partners SpA	7,373	40,746
Tod’s SpA[b]	1,057	81,665
Unione di Banche Italiane SpA	72,982	307,245
Unipol Gruppo Finanziario SpA	35,235	157,007
Yoox Net-A-Porter Group SpA[a,b]	4,610	122,489

		7,206,033

Security	Shares	Value
NETHERLANDS — 3.80%
Aalberts Industries NV	7,940	$314,897
Accell Group	1,833	63,874
AMG Advanced Metallurgical Group NV	1,833	48,065
Arcadis NV	5,470	94,739
ASM International NV	3,804	228,866
ASR Nederland NVa	5,967	176,447
Basic-Fit NVa,c	2,405	42,034
BE Semiconductor Industries NV	2,691	140,540
BinckBank NV	5,168	25,679
Brunel International NV	2,006	34,077
Corbion NV	4,629	143,661
Eurocommercial Properties NV	3,755	145,875
Flow Traders[c]	2,258	69,549
Fugro NV CVA[a]	5,905	87,066
IMCD Group NV	3,954	212,917
Intertrust NVc	3,418	68,485
InterXion Holding NVa	5,564	231,796
Kendrion NV	1,111	39,658
Koninklijke BAM Groep NVb	18,900	106,322
NSI NV	12,254	51,721
OCI NVa,b	5,872	114,203
Philips Lighting NVa,c	7,039	238,079
PostNL NV	33,616	166,448
Refresco Group NVc	4,960	96,924
SBM Offshore NV	14,243	234,587
TKH Group NV	3,326	152,842
TomTom NVa,b	8,437	85,756
VastNed Retail NV	1,689	63,077
VTTI Energy Partners LP	2,148	40,919
Wereldhave NV	3,111	143,233
Wessanen	6,068	90,625

		3,752,961
NORWAY — 2.78%
Akastor ASA[a,b]	11,622	17,230
Aker ASA Class A	2,067	78,660
Aker BP ASA	8,047	136,864
Aker Solutions ASA[a]	11,779	67,375
Atea ASA	6,311	76,618
Austevoll Seafood ASA	6,924	55,770
B2Holding ASA[a]	14,804	25,058
Bakkafrost P/F	3,054	103,743
Borregaard ASA	8,034	90,501
BW LPG Ltd.[c]	5,685	25,092

416

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
BW Offshore Ltd.[a]	7,264	$18,740
DNO ASA[a,b]	50,601	42,884
Entra ASA[c]	8,320	95,666
Europris ASA[c]	8,658	40,427
Frontline Ltd./Bermuda[b]	5,917	39,509
Golden Ocean Group Ltd.[a,b]	5,266	40,725
Hexagon Composites ASA[a,b]	6,318	20,134
Hoegh LNG Holdings Ltd.	3,876	39,816
IDEX ASA[a,b]	30,459	30,436
Kongsberg Automotive ASA[a]	34,671	25,457
Leroy Seafood Group ASA	2,268	114,267
Nordic Semiconductor ASA[a,b]	9,516	38,213
Norway Royal Salmon ASA	1,033	19,053
Norwegian Air Shuttle ASA[a,b]	2,305	65,573
Norwegian Property ASA	15,878	18,720
Ocean Yield ASA[b]	4,005	30,155
Opera Software ASA[b]	9,250	41,896
Petroleum Geo-Services ASA[a]	23,469	55,395
Protector Forsikring ASA	4,992	41,666
REC Silicon ASA[a]	163,566	20,430
Salmar ASA	3,978	94,592
Scatec Solar ASA[c]	5,040	22,886
Seadrill Ltd.[a,b]	27,076	18,601
Skandiabanken ASA[a,c]	5,226	46,821
Sparebank 1 Nord Norge	7,683	50,897
SpareBank 1 SMN	9,984	83,331
Stolt-Nielsen Ltd.	1,950	30,161
Storebrand ASA	35,104	231,937
Subsea 7 SA	20,335	337,077
TGS Nopec Geophysical Co. ASA	7,995	175,085
Thin Film Electronics ASA[a,b]	59,329	26,941
Wallenius Wilhelmsen Logistics[a]	5,343	27,131
XXL ASA[c]	7,605	82,118

		2,743,651
PORTUGAL — 0.65%
Altri SGPS SA	6,006	28,025
Banco Comercial Portugues SAa,b	772,456	172,271
Corticeira Amorim SGPS SA	2,245	26,891
CTT-Correios de Portugal SA	11,416	65,128
Mota-Engil SGPS SA	8,399	21,347

Security	Shares	Value
Navigator Co. SA (The)	16,411	$69,446
NOS SGPS SA	18,292	104,734
REN - Redes Energeticas Nacionais SGPS SA	19,879	58,426
Semapa-Sociedade de Investimento e Gestao	1,755	27,520
Sonae SGPS SAa	62,422	64,032

		637,820
SINGAPORE — 0.00%
Jurong Technologies Industrial Corp. Ltd.[a]	60,000	—

		—
SPAIN — 4.40%
Acciona SA	2,255	185,986
Acerinox SA	12,909	180,214
Almirall SA	4,882	88,143
Applus Services SA	10,574	132,533
Atresmedia Corp. de Medios de Comunicacion SA	7,239	90,890
Axiare Patrimonio SOCIMI SA	5,851	97,101
Bolsas y Mercados Espanoles SHMSF SA	2,076	74,376
Cellnex Telecom SAb,c	12,012	212,231
Cia. de Distribucion Integral Logista Holdings SA	3,262	77,970
CIE Automotive SA	3,725	80,092
Codere SA/Spain[a,b]	70,789	40,085
Construcciones y Auxiliar de Ferrocarriles SA	1,569	63,029
Corp Financiera Alba SA	1,299	70,586
Ebro Foods SA	5,717	127,810
Ence Energia y Celulosa SA	11,870	42,397
Euskaltel SAc	8,151	82,875
Faes Farma SA	21,509	77,293
Fomento de Construcciones y Contratas SAa	6,090	56,369
Gamesa Corp. Tecnologica SA	17,523	378,485
Grupo Catalana Occidente SA	3,521	136,804
Hispania Activos Inmobiliarios SOCIMI SA	8,780	132,515
Indra Sistemas SAa	8,649	118,530
Inmobiliaria Colonial SA	20,033	155,300
Lar Espana Real Estate SOCIMI SA	7,549	62,476
Liberbank SAa	34,711	46,379
Mediaset Espana Comunicacion SA	14,703	202,617
Melia Hotels International SA	4,845	71,911
Merlin Properties SOCIMI SA	25,921	306,683
Miquel y Costas & Miquel SA	1,144	35,342

417

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
NH Hotel Group SAa	15,952	$82,599
Obrascon Huarte Lain SAb	9,835	43,053
Papeles y Cartones de Europa SA	4,166	31,302
Pharma Mar SAa,b	14,688	56,301
Promotora de Informaciones SAa	5,596	19,957
Prosegur Cia. de Seguridad SA	22,139	144,408
Sacyr SAa	29,026	72,698
Saeta Yield SA	4,042	39,922
Talgo SAa,b,c	7,948	47,698
Tecnicas Reunidas SA	2,795	110,635
Telepizza Group SAa,c	7,329	38,532
Tubacex SA	9,828	31,357
Viscofan SA	3,336	199,583

		4,345,067
SWEDEN — 9.00%
AAK AB	2,301	164,621
AF AB Class B	4,797	100,980
Alimak Group ABb,c	2,894	43,877
Attendo ABc	8,307	84,901
Avanza Bank Holding AB	1,913	76,824
Axfood AB	8,120	128,933
B&B Tools AB Class B	2,119	48,579
Betsson AB	9,050	77,369
Bilia AB Class A	3,237	64,888
BillerudKorsnas AB	13,736	220,277
BioGaia AB Class B	1,131	45,599
Bonava AB Class B	7,466	120,740
Bravida Holding ABc	11,349	80,233
Bure Equity AB	3,822	47,264
Byggmax Group AB	4,804	32,416
Camurus ABa	1,443	18,985
Capio ABc	7,410	41,005
Castellum AB	19,154	262,387
Catena Media PLC[a]	2,457	28,996
Clas Ohlson AB Class B	2,896	48,077
Cloetta AB Class B	17,862	72,216
Collector ABa,b	1,716	18,943
Com Hem Holding AB	9,880	123,070
Concentric AB	3,432	56,588
D. Carnegie & Co. ABa	2,244	27,243
Dios Fastigheter AB	7,013	35,957
Dometic Group ABc	23,000	171,432
Duni AB	2,893	41,003
Dustin Group ABc	3,821	31,609

Security	Shares	Value
Elekta AB Class B	28,862	$301,338
Eltel ABb,c	4,056	26,453
Evolution Gaming Group ABc	1,532	67,648
Fabege AB	10,422	179,608
Fastighets AB Balder Class Ba	6,885	153,798
Fingerprint Cards AB Class Ba,b	25,053	99,790
Granges AB	5,864	60,926
Haldex AB	3,088	41,500
Hemfosa Fastigheter AB	10,573	98,031
Hexpol AB	19,475	216,528
Hoist Finance ABc	4,990	46,914
Holmen AB Class B	3,864	162,942
Hufvudstaden AB Class A	8,736	136,938
Indutrade AB	7,496	177,182
Intrum Justitia AB	5,703	226,708
Investment AB Oresund	2,457	44,951
Inwido AB	4,680	67,255
ITAB Shop Concept AB Class B	3,081	24,443
JM AB	5,713	201,169
Kambi Group PLC[a]	1,911	19,639
KappAhl AB	5,031	29,119
Kindred Group PLC	18,076	187,501
Klovern AB Class B	45,288	47,718
Kungsleden AB	14,518	81,322
Lifco AB Class B	3,354	102,081
Lindab International AB	5,538	50,628
Loomis AB Class B	5,566	202,090
Mekonomen AB	1,911	37,876
Modern Times Group MTG AB Class B	4,134	134,924
Mycronic AB	5,070	50,100
NCC AB Class B	7,347	195,399
NetEnt AB	13,813	106,622
New Wave Group AB Class B	4,056	28,743
Nibe Industrier AB Class B	28,900	256,206
Nobia AB	8,131	84,158
Nobina ABc	7,098	43,286
Nolato AB Class B	1,677	53,408
Nordax Group ABc	6,589	33,560
Oriflame Holding AG	3,315	135,897
Pandox AB	5,286	88,769
Peab AB	14,253	155,813
Probi AB	468	23,493
Ratos AB Class B	15,418	72,330
RaySearch Laboratories AB	1,716	43,022
Recipharm AB Class B	3,356	46,428

418

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Resurs Holding ABa,c	6,013	$38,198
Rezidor Hotel Group AB	6,701	24,973
Saab AB	5,089	252,415
Scandi Standard AB	3,713	22,329
Scandic Hotels Group ABa,c	5,989	67,467
SkiStar AB	1,833	39,228
SSAB AB Class Aa,b	16,408	71,563
SSAB AB Class Ba	42,821	152,186
Starbreeze ABa,b	16,106	30,194
Sweco AB Class B	5,749	142,641
Swedish Orphan Biovitrum ABa	11,583	178,949
Tethys Oil AB	2,728	21,027
Thule Group ABc	7,259	126,000
Tobii ABa,b	4,880	26,839
Trelleborg AB Class B	18,851	443,237
Vitrolife AB	1,034	58,970
Wallenstam AB Class B	14,442	123,139
Wihlborgs Fastigheter AB	5,471	106,642

		8,885,263
SWITZERLAND — 8.58%
Allreal Holding AG Registered	1,067	183,505
ams AG	5,204	334,578
APG SGA SA	101	48,296
Arbonia AG Registered[a]	2,769	51,461
Ascom Holding AG Registered	2,887	54,524
Autoneum Holding AG	214	63,204
Banque Cantonale Vaudoise Registered	225	162,966
Basilea Pharmaceutica AG Registered[a,b]	936	79,689
Bell AG	109	46,783
BKW AG	1,036	56,096
Bobst Group SA Registered	673	68,148
Bossard Holding AG	468	93,182
Bucher Industries AG Registered	512	164,975
Burckhardt Compression Holding AG	224	68,689
Burkhalter Holding AG	298	44,904
Cembra Money Bank AG	2,276	194,116
Clariant AG Registered	23,166	468,928
Comet Holding AG Registered	610	81,440
Conzzeta AG	117	115,595
COSMO Pharmaceuticals NV	513	83,177
Daetwyler Holding AG Bearer	638	107,930
dormakaba Holding AG Class B	246	210,674
EFG International AG	7,068	44,803

Security	Shares	Value
Emmi AG	166	$121,234
Flughafen Zuerich AG	1,533	337,570
Forbo Holding AG Registered	84	137,630
GAM Holding AG	12,695	162,601
Georg Fischer AG Registered	319	300,590
Helvetia Holding AG Registered	506	280,843
Huber & Suhner AG Registered	1,150	77,402
Implenia AG Registered	1,170	89,797
Inficon Holding AG Registered	137	71,910
Intershop Holdings AG	83	39,960
Kardex AG Bearer	507	55,821
Komax Holding AG Registered	250	66,678
Kudelski SA Bearer	2,925	50,687
Leonteq AGa,b	734	32,407
Logitech International SA Registered	12,134	405,300
Meyer Burger Technology AGa,b	43,530	35,858
Mobilezone Holding AG	2,107	32,173
Mobimo Holding AG Registered	489	131,405
Myriad Group AGa,b	7,761	11,071
Newron Pharmaceuticals SpA[a,b]	1,135	25,483
OC Oerlikon Corp. AG Registered	15,888	190,729
Orior AG	468	35,895
Panalpina Welttransport Holding AG Registered	828	109,546
PSP Swiss Property AG Registered	3,198	286,565
Rieter Holding AG Registered	242	53,678
Santhera Pharmaceuticals Holding AGa	417	29,952
Schmolz + Bickenbach AG Registered[a]	36,114	33,014
Schweiter Technologies AG Bearer	80	96,117
SFS Group AG	1,326	132,274
Siegfried Holding AG Registered	273	78,023
St Galler Kantonalbank AG Registered	199	86,361
Straumann Holding AG Registered	817	430,885
Sulzer AG Registered	1,058	123,395
Sunrise Communications Group AGc	2,628	195,229
Swissquote Group Holding SA Registered	819	22,543
Tecan Group AG Registered	819	139,702
Temenos Group AG Registered	4,646	402,082
u-blox Holding AG	511	113,190
Valiant Holding AG Registered	1,262	144,779
Valora Holding AG Registered	215	73,758
VAT Group AGa,c	1,217	156,243
Vontobel Holding AG Registered	1,801	106,021

419

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
VZ Holding AG	219	$60,885
Ypsomed Holding AG	249	47,901
Zehnder Group AG	858	29,047

		8,471,897
UNITED KINGDOM — 31.79%
888 Holdings PLC	13,104	47,384
AA PLC	47,619	160,979
Abcam PLC	14,523	161,023
Acacia Mining PLC	13,167	67,390
Advanced Medical Solutions Group PLC	17,038	58,193
Aggreko PLC	19,898	228,469
Aldermore Group PLC[a]	16,202	54,164
Allied Minds PLC[a,b]	16,537	33,526
Amec Foster Wheeler PLC	30,345	213,176
Amerisur Resources PLC[a,b]	75,446	23,670
AO World PLC[a,b]	19,127	33,407
Arrow Global Group PLC	12,558	59,504
Ashmore Group PLC	30,316	136,412
ASOS PLC[a]	4,266	321,214
Assura PLC	127,374	100,934
AVEVA Group PLC	5,034	132,664
B&M European Value Retail SA	54,288	236,692
Balfour Beatty PLC	53,976	203,768
BBA Aviation PLC	79,992	322,163
Beazley PLC	40,911	232,780
Bellway PLC	9,545	351,448
Berendsen PLC	13,650	148,165
BGEO Group PLC	3,091	143,963
Big Yellow Group PLC	11,661	116,769
Bodycote PLC	14,898	160,651
boohoo.com PLC[a]	54,479	132,859
Booker Group PLC	130,637	327,883
Bovis Homes Group PLC	10,452	124,473
Brewin Dolphin Holdings PLC	22,519	95,268
Britvic PLC	19,153	164,782
BTG PLC[a]	29,914	263,362
Cairn Energy PLC[a]	45,417	114,167
Cairn Homes PLC[a]	57,247	97,561
Cape PLC	10,491	32,676
Capital & Counties Properties PLC	58,958	240,882
Card Factory PLC	24,166	101,329
Carillion PLC[b]	33,836	97,400
Centamin PLC	87,035	199,192
Chemring Group PLC	22,445	54,664

Security	Shares	Value
Chesnara PLC	11,557	$57,228
Cineworld Group PLC	14,469	131,784
Clinigen Healthcare Ltd.[a]	7,197	81,472
Close Brothers Group PLC	11,597	253,861
CMC Markets PLC[c]	9,711	15,767
Conviviality PLC	13,104	51,538
Costain Group PLC	7,859	49,516
Countrywide PLC	13,325	29,264
Crest Nicholson Holdings PLC	19,723	153,993
CVS Group PLC	4,689	79,773
CYBG PLC[a]	68,709	249,787
Daily Mail & General Trust PLC Class A NVS	20,982	194,226
Dairy Crest Group PLC	11,115	82,541
Dart Group PLC	7,972	62,759
De La Rue PLC	8,190	72,422
Debenhams PLC	92,402	61,207
Derwent London PLC	8,123	309,389
Dialight PLC[a]	2,106	27,042
Dignity PLC	3,744	120,756
Diploma PLC	8,947	128,369
Domino’s Pizza Group PLC	38,729	165,599
Drax Group PLC	31,570	131,925
DS Smith PLC	73,476	410,182
Dunelm Group PLC	7,800	61,203
EI Group PLC[a]	39,487	71,393
Electrocomponents PLC	34,268	230,095
Elementis PLC	36,504	143,665
EMIS Group PLC	4,641	56,380
Empiric Student Property PLC	39,039	55,305
EnQuest PLC ADR[a]	82,559	40,855
Entertainment One Ltd.	26,961	86,260
Equiniti Group PLC[c]	22,776	65,047
Essentra PLC	20,524	143,784
esure Group PLC	23,322	73,923
Evraz PLC[a]	27,846	78,032
Faroe Petroleum PLC[a]	25,346	30,906
Fenner PLC	15,881	69,189
Ferrexpo PLC	14,235	29,117
Fevertree Drinks PLC	6,931	145,982
FirstGroup PLC[a]	94,123	166,218
Foxtons Group PLC	21,528	28,548
Galliford Try PLC	6,479	120,704
Genus PLC	4,777	105,991

420

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Go-Ahead Group PLC	3,354	$75,937
Gocompare.Com Group PLC[a]	26,347	31,360
Grafton Group PLC	17,628	170,020
Grainger PLC	32,409	104,781
Great Portland Estates PLC	26,491	237,167
Greencore Group PLC	54,944	162,071
Greene King PLC	24,103	234,186
Greggs PLC	7,809	108,606
GVC Holdings PLC	21,774	210,431
Halfords Group PLC	15,603	75,457
Halma PLC	29,417	400,753
Hansteen Holdings PLC	57,759	92,510
Hastings Group Holdings PLC[c]	10,920	42,708
Hays PLC	106,408	235,683
Helical PLC	8,162	34,952
Henderson Group PLC	87,608	261,595
Hiscox Ltd.	22,204	325,183
Hochschild Mining PLC	20,217	66,488
Homeserve PLC	20,841	180,383
Hostelworld Group PLC[c]	7,956	31,703
Howden Joinery Group PLC	48,908	292,962
Hunting PLC	10,959	79,752
Hurricane Energy PLC[a]	62,597	47,579
Ibstock PLC[c]	16,107	47,720
IG Group Holdings PLC	28,665	201,559
Imagination Technologies Group PLC[a,b]	21,784	28,394
Inchcape PLC	29,718	328,535
Indivior PLC	56,331	244,142
Informa PLC	62,871	522,199
Intermediate Capital Group PLC	21,572	217,968
International Personal Finance PLC	18,375	38,155
Interserve PLC	11,797	35,256
iomart Group PLC	6,864	26,796
ITE Group PLC	21,957	50,280
IWG PLC	49,975	210,065
J D Wetherspoon PLC	6,439	82,846
Jackpotjoy PLC[a]	4,826	35,464
JD Sports Fashion PLC	26,989	155,381
Jimmy Choo PLC[a,b]	10,101	24,797
John Laing Group PLC[c]	29,266	108,894
John Menzies PLC	6,807	60,897
John Wood Group PLC	28,275	277,831
JRP Group PLC	36,668	59,014
Jupiter Fund Management PLC	33,852	207,856

Security	Shares	Value
Just Eat PLC[a]	37,376	$279,009
Kainos Group PLC	4,713	14,802
KAZ Minerals PLC[a]	19,313	125,805
Kcom Group PLC	41,780	47,837
Keller Group PLC	5,772	69,149
Kier Group PLC	7,492	129,689
Ladbrokes Coral Group PLC	75,270	127,471
Laird PLC	38,076	73,891
Lancashire Holdings Ltd.	14,919	131,732
LondonMetric Property PLC	48,830	106,385
Lonmin PLC[a,b]	22,369	31,834
Lookers PLC	24,961	41,981
Majestic Wine PLC[b]	5,304	26,179
Man Group PLC	132,134	262,748
Marshalls PLC	15,834	78,766
Marston’s PLC	45,123	83,422
Melrose Industries PLC	147,554	451,474
Metro Bank PLC[a]	4,672	213,307
Micro Focus International PLC	17,849	597,625
Mitchells & Butlers PLC	16,395	56,230
Mitie Group PLC	28,431	77,096
Moneysupermarket.com Group PLC	42,826	191,650
Morgan Advanced Materials PLC	22,415	96,858
N Brown Group PLC	12,071	37,246
National Express Group PLC	33,620	155,411
NewRiver REIT PLC	18,622	83,817
NEX Group PLC	24,698	196,671
Northgate PLC	10,530	73,565
Nostrum Oil & Gas PLC[a]	6,786	39,367
Ocado Group PLC[a,b]	39,429	128,038
On the Beach Group PLC[c]	4,806	20,861
OneSavings Bank PLC	8,747	49,600
Ophir Energy PLC[a,b]	55,663	61,932
Oxford Instruments PLC	4,379	56,087
P2P Global Investments PLC/Fund	6,864	76,149
Pagegroup PLC	24,159	156,279
Pantheon Resources PLC[a,b]	17,043	16,096
Paragon Group of Companies PLC (The)	21,645	130,887
Paysafe Group PLC[a]	36,130	212,167
Pennon Group PLC	30,323	336,204
Petra Diamonds Ltd.[a]	40,709	68,309
Pets at Home Group PLC	28,864	70,055
Phoenix Group Holdings	27,434	262,291
Playtech PLC	17,667	219,196
Plus500 Ltd.	6,357	38,901

421

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
Polypipe Group PLC	15,023	$77,414
Premier Foods PLC[a]	58,171	32,173
Premier Oil PLC[a,b]	41,007	33,025
Primary Health Properties PLC	48,095	70,467
PZ Cussons PLC	21,723	94,036
QinetiQ Group PLC	45,165	171,674
Rank Group PLC	13,788	38,138
Redcentric PLC[b]	12,345	14,294
Redde PLC	23,712	54,606
Redefine International PLC/Isle of Man	99,489	49,233
Redrow PLC	17,400	129,777
Renewi PLC	47,828	60,331
Renishaw PLC	2,847	125,785
Rentokil Initial PLC	141,774	456,716
Restaurant Group PLC (The)	15,810	71,487
Restore PLC[b]	8,814	48,805
Rightmove PLC	7,257	393,013
Rotork PLC	67,706	215,395
RPC Group PLC	32,253	338,409
RPS Group PLC	17,911	58,916
Safestore Holdings PLC	16,528	86,602
Saga PLC	87,245	236,582
Savills PLC	10,347	124,360
Scapa Group PLC	12,012	61,424
Schroder REIT Ltd.	45,016	38,147
Senior PLC	32,573	90,351
Serco Group PLC[a]	86,163	128,863
Shaftesbury PLC	20,383	245,773
Shawbrook Group PLC[a,c]	10,933	48,374
SIG PLC	47,073	72,898
Sirius Minerals PLC[a,b]	310,419	101,405
SOCO International PLC	16,696	31,591
Softcat PLC	7,254	38,666
Sophos Group PLC[c]	21,621	94,630
Sound Energy PLC[a,b]	45,579	40,983
Spectris PLC	9,232	329,652
Spirax-Sarco Engineering PLC	5,718	384,678
Spire Healthcare Group PLC[c]	21,904	95,755
Sports Direct International PLC[a,b]	21,138	83,874
SSP Group PLC	37,083	213,446
ST Modwen Properties PLC	14,937	70,632
Stagecoach Group PLC	31,044	81,732
Standard Life Investment Property Income Trust Ltd.	32,136	37,522
Stobart Group Ltd.	25,720	74,537

Security	Shares	Value
Stock Spirits Group PLC	15,015	$33,995
SuperGroup PLC	3,812	78,662
Synthomer PLC	21,684	138,753
TalkTalk Telecom Group PLC[b]	40,995	102,468
Ted Baker PLC	2,250	81,361
Telecom Plus PLC	5,070	81,991
Telford Homes PLC[b]	5,577	30,593
Telit Communications PLC[b]	7,572	36,418
Thomas Cook Group PLC	114,625	141,845
TP ICAP PLC	38,941	230,790
Tritax Big Box REIT PLC	85,723	155,266
Tullow Oil PLC[a,b]	107,207	291,129
UBM PLC	30,673	281,949
UDG Healthcare PLC[b]	19,314	186,657
Ultra Electronics Holdings PLC	5,523	149,481
UNITE Group PLC (The)	17,141	143,480
Vectura Group PLC[a,b]	48,031	87,680
Vedanta Resources PLC	6,334	56,666
Vesuvius PLC	16,965	116,327
Victrex PLC	6,708	166,280
Virgin Money Holdings UK PLC	18,943	77,762
WH Smith PLC	8,783	201,012
Workspace Group PLC	9,500	106,252
WS Atkins PLC	6,542	181,716
ZPG PLC[c]	18,100	86,642

		31,379,734

TOTAL COMMON STOCKS (Cost: $88,984,498)		97,516,722

PREFERRED STOCKS — 0.63%

GERMANY — 0.59%
Biotest AG, Preference Shares	2,153	46,210
Draegerwerk AG & Co. KGaA, Preference Shares	585	63,990
Jungheinrich AG, Preference Shares	3,783	131,700
Sartorius AG, Preference Shares	2,776	254,107
Sixt SE, Preference Shares	1,326	59,231
STO SE & Co. KGaA, Preference Shares	213	24,471

		579,709
ITALY — 0.04%
Buzzi Unicem SpA RSP, Preference Shares	3,076	45,454

		45,454

422

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2017

Security	Shares	Value
TOTAL PREFERRED STOCKS (Cost: $459,975)		$625,163

RIGHTS — 0.00%

UNITED KINGDOM — 0.00%
Tritax Big Box REIT PLC (Expires 05/10/17)[a]	7,793	403

		403

TOTAL RIGHTS (Cost: $0)		403

WARRANTS — 0.00%

ISRAEL — 0.00%
Tower Semiconductor Ltd. (Expires 06/27/17)[a]	1	7

		7

TOTAL WARRANTS (Cost: $0)		7

SHORT-TERM INVESTMENTS — 6.07%

MONEY MARKET FUNDS — 6.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	5,960,082	5,962,466

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	24,069	$24,069

		5,986,535

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,984,655)		5,986,535

TOTAL INVESTMENTS IN SECURITIES — 105.49% (Cost: $95,429,128)[g]		104,128,830
Other Assets, Less Liabilities — (5.49)%		(5,422,510)

NET ASSETS — 100.00%		$98,706,320

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $96,810,028. Net unrealized appreciation was $7,318,802, of which $13,884,073 represented gross unrealized appreciation on securities and $6,565,271 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$97,488,952	$27,554	$216	$97,516,722
Preferred stocks	625,163	—	—	625,163
Rights	—	403	—	403
Warrants	7	—	—	7
Money market funds	5,986,535	—	—	5,986,535

Total	$104,100,657	$27,957	$216	$104,128,830

423

Schedule of Investments  (Unaudited)

iSHARES® MSCI KOKUSAI ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.32%

AUSTRALIA — 2.98%
AGL Energy Ltd.	3,856	$77,168
Alumina Ltd.	13,950	19,196
Amcor Ltd./Australia	6,285	73,841
AMP Ltd.	15,990	64,095
APA Group	6,181	42,342
Aristocrat Leisure Ltd.	3,015	44,284
ASX Ltd.	1,135	43,052
Aurizon Holdings Ltd.	12,059	46,444
AusNet Services	7,800	10,208
Australia & New Zealand Banking Group Ltd.	15,540	380,723
Bank of Queensland Ltd.	2,088	18,691
Bendigo & Adelaide Bank Ltd.	2,356	21,707
BGP Holdings PLC[a]	38,252	—
BHP Billiton Ltd.	17,100	303,337
Boral Ltd.	6,832	31,473
Brambles Ltd.	8,505	65,767
Caltex Australia Ltd.	1,457	32,547
Challenger Ltd./Australia	2,685	26,545
CIMIC Group Ltd.	606	16,782
Coca-Cola Amatil Ltd.	3,360	23,545
Cochlear Ltd.	315	32,952
Commonwealth Bank of Australia	9,195	601,004
Computershare Ltd.	2,580	28,440
Crown Resorts Ltd.	2,160	20,192
CSL Ltd.	2,447	242,565
Dexus Property Group	4,920	37,530
Domino’s Pizza Enterprises Ltd.	300	13,713
DUET Group	13,095	29,575
Flight Centre Travel Group Ltd.[b]	345	8,114
Fortescue Metals Group Ltd.	8,220	32,642
Goodman Group	8,655	52,493
GPT Group (The)	10,215	40,106
Harvey Norman Holdings Ltd.	3,795	11,892
Healthscope Ltd.	8,940	14,776
Incitec Pivot Ltd.	9,675	27,422
Insurance Australia Group Ltd.[b]	13,425	62,348
James Hardie Industries PLC	2,355	39,926
LendLease Group	2,700	32,368
Macquarie Group Ltd.	1,605	111,628
Medibank Pvt Ltd.	14,790	32,187

Security	Shares	Value
Mirvac Group	18,666	$31,688
National Australia Bank Ltd.	14,484	368,283
Newcrest Mining Ltd.	4,275	67,650
Oil Search Ltd.	7,144	38,574
Orica Ltd.	2,100	29,101
Origin Energy Ltd.[a]	9,454	50,764
Qantas Airways Ltd.	2,894	9,177
QBE Insurance Group Ltd.	7,155	68,866
Ramsay Health Care Ltd.	828	44,398
REA Group Ltd.	240	11,036
Rio Tinto Ltd.	2,145	96,954
Santos Ltd.[a]	8,477	22,061
Scentre Group	28,458	91,727
Seek Ltd.	1,665	21,218
Sonic Healthcare Ltd.	2,268	37,467
South32 Ltd.	30,946	64,337
Stockland	13,465	48,838
Suncorp Group Ltd.	6,780	69,972
Sydney Airport	5,715	29,448
Tabcorp Holdings Ltd.	5,039	17,900
Tatts Group Ltd.	8,550	27,495
Telstra Corp. Ltd.	22,832	72,056
TPG Telecom Ltd.[b]	1,500	6,618
Transurban Group	11,084	101,128
Treasury Wine Estates Ltd.	4,373	39,244
Vicinity Centres	17,710	38,144
Vocus Group Ltd.	2,308	5,817
Wesfarmers Ltd.	5,941	191,048
Westfield Corp.	10,320	70,078
Westpac Banking Corp.	18,301	479,845
Woodside Petroleum Ltd.	4,050	97,466
Woolworths Ltd.	6,720	135,087

		5,297,105
AUSTRIA — 0.09%
Andritz AG	464	25,653
Erste Group Bank AG	1,575	56,289
IMMOEAST AG Escrow[a]	5,270	—
OMV AG	810	37,289
Raiffeisen Bank International AGa	630	14,359
Voestalpine AG	630	26,313

		159,903
BELGIUM — 0.48%
Ageas	1,127	46,144
Anheuser-Busch InBev SA/NV	4,065	457,708

424

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2017

Security	Shares	Value
Colruyt SA	450	$23,102
Groupe Bruxelles Lambert SA	450	43,127
KBC Group NV	1,335	96,354
Proximus SADP	963	29,452
Solvay SA	419	53,270
Telenet Group Holding NVa,b	315	19,127
UCB SA	675	52,600
Umicore SA	459	26,866

		847,750
CANADA — 3.77%
Agnico Eagle Mines Ltd.	1,080	51,540
Agrium Inc.	705	66,061
Alimentation Couche-Tard Inc. Class Bb	2,205	101,243
AltaGas Ltd.	840	18,793
ARC Resources Ltd.	1,965	25,754
Atco Ltd./Canada Class I	435	15,802
Bank of Montreal	3,435	242,834
Bank of Nova Scotia (The)	6,405	355,453
Barrick Gold Corp.	6,315	105,396
BCE Inc.	780	35,455
BlackBerry Ltd.[a]	2,565	23,918
Bombardier Inc. Class Ba	11,842	18,274
Brookfield Asset Management Inc. Class A	4,706	173,674
CAE Inc.	1,500	22,874
Cameco Corp.	2,175	20,823
Canadian Imperial Bank of Commerce	2,086	168,201
Canadian National Railway Co.	4,127	297,821
Canadian Natural Resources Ltd.	6,121	194,647
Canadian Pacific Railway Ltd.	765	117,024
Canadian Tire Corp. Ltd. Class A	375	45,692
Canadian Utilities Ltd. Class A	720	20,721
CCL Industries Inc. Class B	151	34,898
Cenovus Energy Inc.	4,590	45,689
CGI Group Inc. Class Aa,b	1,215	58,542
CI Financial Corp.	1,380	26,948
Constellation Software Inc./Canada[b]	105	47,945
Crescent Point Energy Corp.	2,775	27,419
Dollarama Inc.	645	56,372
Eldorado Gold Corp.	4,235	15,456
Element Fleet Management Corp.	1,815	15,916
Empire Co. Ltd. Class A	765	11,766
Enbridge Inc.	4,892	202,435
Enbridge Inc. New	3,793	157,220

Security	Shares	Value
Encana Corp.	4,956	$52,956
Fairfax Financial Holdings Ltd.	120	54,765
Finning International Inc.	795	15,094
First Capital Realty Inc.	510	7,400
First Quantum Minerals Ltd.	3,840	36,538
Fortis Inc./Canada	2,010	65,300
Franco-Nevada Corp.	1,065	72,314
George Weston Ltd.	270	24,208
Gildan Activewear Inc.	1,260	35,267
Goldcorp Inc.	4,470	62,180
Great-West Lifeco Inc.	1,531	41,116
H&R REIT	870	14,736
Husky Energy Inc.[a,b]	1,800	20,747
Hydro One Ltd.[c]	766	13,468
IGM Financial Inc.	630	18,896
Imperial Oil Ltd.	1,620	47,049
Industrial Alliance Insurance & Financial Services Inc.	615	25,904
Intact Financial Corp.	690	47,189
Inter Pipeline Ltd.	1,950	39,662
Jean Coutu Group PJC Inc. (The) Class A	435	7,107
Keyera Corp.	840	23,210
Kinross Gold Corp.[a]	6,180	21,469
Linamar Corp.	225	9,551
Loblaw Companies Ltd.	1,200	67,236
Magna International Inc. Class A	2,192	91,412
Manulife Financial Corp.	10,580	185,245
Methanex Corp.	510	23,398
Metro Inc.	1,305	44,649
National Bank of Canada	1,770	68,674
Onex Corp.[b]	435	31,334
Open Text Corp.	1,380	47,770
Pembina Pipeline Corp.	2,085	66,333
Peyto Exploration & Development Corp.	841	15,279
Potash Corp. of Saskatchewan Inc.	4,359	73,389
Power Corp. of Canada	2,055	47,539
Power Financial Corp.	1,440	36,534
PrairieSky Royalty Ltd.	1,112	24,195
Restaurant Brands International Inc.	1,245	69,767
RioCan REIT	780	14,792
Rogers Communications Inc. Class B	1,950	89,264
Royal Bank of Canada	8,085	552,699
Saputo Inc.	1,320	43,327
Seven Generations Energy Ltd. Class Aa,b	1,200	21,213

425

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2017

Security	Shares	Value
Shaw Communications Inc. Class B	2,070	$43,813
Silver Wheaton Corp.	2,265	45,124
Smart REIT	195	4,615
SNC-Lavalin Group Inc.	795	31,921
Sun Life Financial Inc.	3,255	114,769
Suncor Energy Inc.	8,783	274,802
Teck Resources Ltd. Class Bb	3,165	65,555
TELUS Corp.	918	30,495
Thomson Reuters Corp.	1,905	86,424
Toronto-Dominion Bank (The)	9,930	466,470
Tourmaline Oil Corp.[a,b]	1,202	23,578
TransCanada Corp.	4,665	216,242
Turquoise Hill Resources Ltd.[a]	4,595	12,502
Valeant Pharmaceuticals International Inc.[a,b]	1,725	15,959
Veresen Inc.	1,530	17,042
Vermilion Energy Inc.	690	24,253
West Fraser Timber Co. Ltd.[b]	375	16,823
Yamana Gold Inc.	4,860	13,045

		6,696,213
DENMARK — 0.69%
AP Moller - Maersk A/S Class A	24	39,814
AP Moller - Maersk A/S Class B	30	51,876
Carlsberg A/S Class B	613	61,167
Chr Hansen Holding A/S	510	34,364
Coloplast A/S Class Bb	601	51,434
Danske Bank A/S	3,645	132,355
DONG Energy A/Sc	630	24,813
DSV A/Sb	1,129	62,882
Genmab A/Sa,b	300	59,650
ISS A/S	870	36,075
Novo Nordisk A/S Class B	10,245	398,562
Novozymes A/S Class B	1,245	53,775
Pandora A/S	550	59,431
TDC A/S	3,811	20,451
Tryg A/S	675	12,947
Vestas Wind Systems A/S	1,265	108,908
William Demant Holding A/Sa	765	17,507

		1,226,011
FINLAND — 0.40%
Elisa OYJ	825	28,092
Fortum OYJ	2,475	36,007
Kone OYJ Class B	1,845	84,503

Security	Shares	Value
Metso OYJ	570	$20,440
Neste OYJ	720	29,394
Nokia OYJ	31,383	179,416
Nokian Renkaat OYJ	600	25,808
Orion OYJ Class B	510	29,240
Sampo OYJ Class A	2,295	109,937
Stora Enso OYJ Class R	2,835	33,712
UPM-Kymmene OYJ	2,925	77,177
Wartsila OYJ Abp	825	50,220

		703,946
FRANCE — 4.21%
Accor SA	1,006	45,840
Aeroports de Paris	150	20,001
Air Liquide SA	2,078	250,270
Airbus SE	3,092	249,935
Alstom SAa	900	28,569
ArcelorMittal[a,b]	9,573	75,505
Arkema SA	324	34,298
Atos SE	450	58,950
AXA SA	10,395	277,444
BNP Paribas SA	5,625	396,800
Bollore SA	4,455	18,119
Bouygues SA	1,143	48,038
Bureau Veritas SA	1,380	31,956
Cap Gemini SA	885	88,566
Carrefour SA	2,988	70,363
Casino Guichard Perrachon SA	285	17,162
Christian Dior SE	300	82,308
Cie. de Saint-Gobain	2,536	136,836
Cie. Generale des Etablissements Michelin Class B	990	129,313
CNP Assurances	960	20,040
Credit Agricole SA	6,315	93,867
Danone SA	3,105	217,005
Dassault Aviation SA	15	20,494
Dassault Systemes SE	720	64,237
Edenred	1,233	31,560
Eiffage SA	300	25,403
Electricite de France SAb	1,716	14,325
Engie SA	8,580	120,994
Essilor International SA	1,095	141,836
Eurazeo SA	195	13,216
Eurofins Scientific SE	59	29,047
Eutelsat Communications SA	1,080	25,556

426

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2017

Security	Shares	Value
Fonciere des Regions	195	$17,400
Gecina SA	240	34,132
Groupe Eurotunnel SE Registered	2,445	26,851
Hermes International	150	71,740
ICADE	195	14,476
Iliad SA	135	32,768
Imerys SA	150	12,902
Ingenico Group SA	299	27,083
JCDecaux SA	360	12,696
Kering	420	130,141
Klepierre	1,110	43,563
L’Oreal SA	1,351	269,004
Lagardere SCA	690	21,129
Legrand SA	1,441	93,256
LVMH Moet Hennessy Louis Vuitton SE	1,485	366,271
Natixis SA	5,477	38,093
Orange SA	10,710	165,610
Pernod Ricard SA	1,158	144,826
Peugeot SAa	2,476	51,862
Publicis Groupe SA	1,032	74,474
Remy Cointreau SA	105	10,590
Renault SA	1,005	93,691
Rexel SA	1,380	24,645
Safran SA	1,635	135,348
Sanofi	6,240	588,519
Schneider Electric SE	2,946	232,583
SCOR SE	905	35,793
SEB SA	150	24,175
SES SA	1,905	41,645
SFR Group SAa	510	16,694
Societe BIC SA	150	16,857
Societe Generale SA	4,130	225,813
Sodexo SA	495	62,905
STMicroelectronics NV	3,510	56,760
Suez	1,740	28,583
Thales SA	555	58,333
Total SA	12,134	623,272
Unibail-Rodamco SE	525	128,889
Valeo SA	1,215	87,323
Veolia Environnement SA	2,805	53,271
Vinci SA	2,655	225,800
Vivendi SA	5,612	111,315
Wendel SA	180	25,217
Zodiac Aerospace	1,195	29,006

		7,463,157

Security	Shares	Value
GERMANY — 3.61%
adidas AG	1,005	$201,259
Allianz SE Registered	2,441	464,641
Axel Springer SE	270	15,145
BASF SE	4,876	475,007
Bayer AG Registered	4,426	547,517
Bayerische Motoren Werke AG	1,695	161,782
Beiersdorf AG	525	52,219
Brenntag AG	810	48,019
Commerzbank AGa	5,475	53,628
Continental AG	585	130,911
Covestro AGc	390	30,391
Daimler AG Registered	5,100	379,869
Deutsche Bank AG Registered[a]	10,935	196,834
Deutsche Boerse AG	1,005	98,331
Deutsche Lufthansa AG Registered	1,620	27,943
Deutsche Post AG Registered	5,160	185,426
Deutsche Telekom AG Registered	17,685	310,055
Deutsche Wohnen AG Bearer	1,740	59,477
E.ON SE	12,060	93,991
Evonik Industries AG	1,020	34,049
Fraport AG Frankfurt Airport Services Worldwide	225	17,690
Fresenius Medical Care AG & Co. KGaA	1,155	102,443
Fresenius SE & Co. KGaA	2,190	177,453
GEA Group AG	945	40,174
Hannover Rueck SE	330	39,565
HeidelbergCement AG	826	76,455
Henkel AG & Co. KGaA	570	66,508
HOCHTIEF AG	120	21,614
HUGO BOSS AG	360	27,375
Infineon Technologies AG	6,090	126,002
Innogy SEc	690	25,359
K+S AG Registered	1,155	27,551
Lanxess AG	480	34,655
Linde AG	990	177,826
MAN SE	120	12,602
Merck KGaA	705	82,759
METRO AG	855	28,127
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	885	169,567
Osram Licht AG	452	30,266
ProSiebenSat.1 Media SE Registered	1,170	49,676

427

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2017

Security	Shares	Value
QIAGEN NVb	1,257	$37,574
RTL Group SAa	224	17,355
RWE AGa,b	2,640	43,712
SAP SE	5,270	528,368
Siemens AG Registered	4,110	588,987
Symrise AG	660	46,191
Telefonica Deutschland Holding AG	4,530	21,952
thyssenkrupp AG	1,950	46,408
United Internet AG Registered[d]	660	30,369
Volkswagen AG	181	29,161
Vonovia SE	2,460	89,030
Zalando SEa,c	435	19,177

		6,398,445
HONG KONG — 1.41%
AIA Group Ltd.	63,000	436,198
ASM Pacific Technology Ltd.[b]	1,500	22,334
Bank of East Asia Ltd. (The)[b]	6,080	25,172
BOC Hong Kong Holdings Ltd.[b]	16,000	65,830
Cheung Kong Infrastructure Holdings Ltd.[b]	4,000	35,050
Cheung Kong Property Holdings Ltd.	15,336	110,028
CK Hutchison Holdings Ltd.[b]	15,336	191,563
CLP Holdings Ltd.	9,500	100,221
Galaxy Entertainment Group Ltd.	15,000	83,510
Hang Lung Properties Ltd.	15,000	39,344
Hang Seng Bank Ltd.[b]	4,500	91,243
Henderson Land Development Co. Ltd.	7,787	49,360
HK Electric Investments & HK Electric Investments Ltd.bc	15,000	13,269
HKT Trust & HKT Ltd.	22,740	29,092
Hong Kong & China Gas Co. Ltd.[b]	46,892	93,693
Hong Kong Exchanges & Clearing Ltd.[b]	6,000	147,810
Hongkong Land Holdings Ltd.	6,000	46,260
Jardine Matheson Holdings Ltd.	1,500	96,795
Jardine Strategic Holdings Ltd.	1,200	50,724
Li & Fung Ltd.[b]	30,000	12,575
Link REIT	7,500	53,953
Melco Resorts & Entertainment Ltd. ADR	915	20,084
MGM China Holdings Ltd.	6,000	13,670
MTR Corp. Ltd.	7,500	43,201
New World Development Co. Ltd.	35,333	44,021
NWS Holdings Ltd.	2,000	3,760
PCCW Ltd.	32,000	18,062
Power Assets Holdings Ltd.[b]	7,500	67,502

Security	Shares	Value
Sands China Ltd.[b]	12,000	$54,464
Sino Land Co. Ltd.	24,000	40,671
SJM Holdings Ltd.	15,000	14,561
Sun Hung Kai Properties Ltd.	8,000	120,038
Swire Pacific Ltd. Class A	4,500	43,336
Swire Properties Ltd.[b]	6,000	20,135
Techtronic Industries Co. Ltd.	7,893	33,896
WH Group Ltd.[c]	39,500	35,297
Wharf Holdings Ltd. (The)	8,000	68,351
Wheelock & Co. Ltd.	6,000	46,788
Wynn Macau Ltd.[a,b]	6,000	13,192

		2,495,053
IRELAND — 0.18%
Bank of Ireland[a]	132,240	33,265
CRH PLC	4,520	164,766
Irish Bank Resolution Corp. Ltd.[a]	6,552	—
Kerry Group PLC Class A	855	69,847
Paddy Power Betfair PLC	433	48,236

		316,114
ISRAEL — 0.26%
Azrieli Group Ltd.	225	11,966
Bank Hapoalim BM	5,835	36,673
Bank Leumi Le-Israel BMa	8,295	38,315
Bezeq The Israeli Telecommunication Corp. Ltd.	10,800	18,114
Check Point Software Technologies Ltd.[a,b]	675	70,207
Elbit Systems Ltd.	120	14,152
Frutarom Industries Ltd.	195	11,415
Israel Chemicals Ltd.	2,460	10,500
Mizrahi Tefahot Bank Ltd.	675	10,857
Mobileye NVa	945	58,514
Nice Ltd.	330	22,245
Taro Pharmaceutical Industries Ltd.[a,b]	90	10,516
Teva Pharmaceutical Industries Ltd. ADR	4,860	153,479

		466,953
ITALY — 0.85%
Assicurazioni Generali SpA	6,570	103,954
Atlantia SpA	2,205	55,899
CNH Industrial NV	5,220	57,582
Enel SpA	41,662	197,985
Eni SpA	13,485	209,548

428

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2017

Security	Shares	Value
EXOR NV	555	$31,155
Ferrari NV	718	53,988
Fiat Chrysler Automobiles NVa,b	4,699	53,165
Intesa Sanpaolo SpA	68,205	198,603
Leonardo SpA[a]	2,212	34,758
Luxottica Group SpA	945	54,746
Mediobanca SpA	2,910	27,965
Poste Italiane SpA[c]	2,715	18,597
Prysmian SpA	975	28,146
Saipem SpA[a,b]	33,810	14,565
Snam SpA	12,990	57,402
Telecom Italia SpA/Milano[a]	54,450	48,324
Tenaris SA	2,520	39,461
Terna Rete Elettrica Nazionale SpA	7,936	40,012
UniCredit SpA[a]	10,543	171,523
UnipolSai Assicurazioni SpA	4,845	11,132

		1,508,510
NETHERLANDS — 1.39%
ABN AMRO Group NVc	1,665	43,696
Aegon NV	9,765	49,755
AerCap Holdings NVa,b	900	41,409
Akzo Nobel NV	1,320	115,396
Altice NV Class Aa,b	1,710	42,465
Altice NV Class Ba	750	18,646
ASML Holding NV	1,980	261,645
Boskalis Westminster	467	17,171
Gemalto NVb	435	24,357
Heineken Holding NV	555	46,482
Heineken NV	1,245	110,968
ING Groep NV	20,880	339,808
Koninklijke Ahold Delhaize NV	6,817	141,192
Koninklijke DSM NV	960	68,651
Koninklijke KPN NV	17,987	52,003
Koninklijke Philips NV	5,253	182,018
Koninklijke Vopak NV	390	17,591
NN Group NV	1,635	54,196
NXP Semiconductors NVa	1,560	164,970
Randstad Holding NV	630	37,533
RELX NV	5,335	103,148
Unilever NV CVA	8,790	460,838
Wolters Kluwer NV	1,680	71,330

		2,465,268

Security	Shares	Value
NEW ZEALAND — 0.06%
Auckland International Airport Ltd.	5,295	$25,083
Contact Energy Ltd.	3,945	14,111
Fletcher Building Ltd.	3,195	18,755
Mercury NZ Ltd.	3,750	8,277
Meridian Energy Ltd.	7,147	13,592
Ryman Healthcare Ltd.	1,950	11,553
Spark New Zealand Ltd.	9,420	23,897

		115,268
NORWAY — 0.24%
DNB ASA	5,250	82,183
Gjensidige Forsikring ASA	1,095	16,860
Marine Harvest ASA	1,965	32,756
Norsk Hydro ASA	7,710	44,101
Orkla ASA	3,991	36,222
Schibsted ASA	420	10,468
Schibsted ASA Class B	420	9,438
Statoil ASA	5,835	96,518
Telenor ASA	3,945	63,919
Yara International ASA	1,020	38,007

		430,472
PORTUGAL — 0.06%
EDP - Energias de Portugal SA	13,726	45,289
Galp Energia SGPS SA	2,675	41,568
Jeronimo Martins SGPS SA	1,410	25,872

		112,729
SINGAPORE — 0.52%
Ascendas REIT	18,337	33,586
CapitaLand Commercial Trust	7,700	8,952
CapitaLand Ltd.[b]	15,000	40,352
CapitaLand Mall Trust	15,200	21,424
City Developments Ltd.	1,700	13,124
ComfortDelGro Corp. Ltd.[b]	10,500	20,584
DBS Group Holdings Ltd.	9,000	124,597
Genting Singapore PLC	30,800	24,570
Global Logistic Properties Ltd.[b]	16,500	33,999
Golden Agri-Resources Ltd.	45,000	11,590
Hutchison Port Holdings Trust[b]	30,000	12,150
Jardine Cycle & Carriage Ltd.	610	20,613
Keppel Corp. Ltd.	9,200	42,850
Oversea-Chinese Banking Corp. Ltd.[b]	18,125	127,084
SATS Ltd.	4,500	16,388

429

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2017

Security	Shares	Value
SembCorp Industries Ltd.[b]	6,000	$13,007
Singapore Airlines Ltd.[b]	3,400	24,934
Singapore Exchange Ltd.	3,900	20,648
Singapore Press Holdings Ltd.[b]	9,300	23,089
Singapore Technologies Engineering Ltd.	7,700	20,879
Singapore Telecommunications Ltd.[b]	42,000	112,385
StarHub Ltd.[b]	3,400	6,787
Suntec REIT[b]	15,000	18,995
United Overseas Bank Ltd.[b]	6,000	93,582
UOL Group Ltd.	1,700	8,806
Wilmar International Ltd.	10,500	26,669
Yangzijiang Shipbuilding Holdings Ltd.	9,000	7,405

		929,049
SPAIN — 1.39%
Abertis Infraestructuras SA	3,422	60,181
ACS Actividades de Construccion y Servicios SA	1,364	50,546
Aena SAc	375	66,154
Amadeus IT Group SA	2,505	135,027
Banco Bilbao Vizcaya Argentaria SA	35,173	281,475
Banco de Sabadell SA	27,669	53,210
Banco Popular Espanol SAa,b	17,450	12,237
Banco Santander SA	78,475	511,621
Bankia SA	24,870	30,170
Bankinter SA	3,615	31,819
CaixaBank SA	17,294	78,512
Distribuidora Internacional de Alimentacion SAb	3,225	19,192
Enagas SA	1,167	30,690
Endesa SA	1,860	43,821
Ferrovial SA	2,440	51,905
Gas Natural SDG SA	1,860	42,048
Grifols SA	1,636	43,923
Iberdrola SA	30,145	216,720
Industria de Diseno Textil SA	5,880	225,450
International Consolidated Airlines Group SA	4,503	32,648
Mapfre SA	4,980	17,375
Red Electrica Corp. SA	2,221	43,292
Repsol SA	6,411	101,473
Telefonica SA	24,382	269,623
Zardoya Otis SA	1,054	9,767

		2,458,879

Security	Shares	Value
SWEDEN — 1.18%
Alfa Laval AB	1,443	$29,610
Assa Abloy AB Class B	5,175	112,152
Atlas Copco AB Class A	3,615	135,213
Atlas Copco AB Class B	2,085	69,368
Boliden AB	1,350	38,603
Electrolux AB Class B	1,335	39,666
Getinge AB Class B	1,185	23,165
Hennes & Mauritz AB Class B	5,175	128,224
Hexagon AB Class B	1,301	56,669
Husqvarna AB Class B	2,659	26,441
ICA Gruppen ABb	420	14,343
Industrivarden AB Class C	780	18,146
Investor AB Class B	2,400	109,744
Kinnevik AB Class B	1,305	34,840
L E Lundbergforetagen AB Class B	210	15,214
Lundin Petroleum ABa	930	17,760
Millicom International Cellular SA SDR	360	19,759
Nordea Bank AB	16,290	200,525
Sandvik AB	5,805	93,223
Securitas AB Class B	1,875	31,000
Skandinaviska Enskilda Banken AB Class A	8,100	93,305
Skanska AB Class B	1,965	47,024
SKF AB Class B	2,131	46,833
Svenska Cellulosa AB SCA Class B	3,285	108,847
Svenska Handelsbanken AB Class A	7,965	113,069
Swedbank AB Class A	4,830	114,494
Swedish Match AB	1,035	34,154
Tele2 AB Class B	1,789	18,022
Telefonaktiebolaget LM Ericsson Class B	16,110	103,885
Telia Co. AB	14,881	60,668
Volvo AB Class B	8,115	132,794

		2,086,760
SWITZERLAND — 3.55%
ABB Ltd. Registered	10,307	252,226
Actelion Ltd.[a]	525	148,595
Adecco Group AG Registered	900	66,814
Aryzta AG	465	15,093
Baloise Holding AG Registered	316	46,315
Barry Callebaut AG Registered	15	20,584
Chocoladefabriken Lindt & Spruengli AG Registered	1	66,412

430

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2017

Security	Shares	Value
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	10	$56,206
Cie. Financiere Richemont SA Class A Registered	2,775	231,796
Credit Suisse Group AG Registered	10,814	164,364
Dufry AG Registered[a,b]	255	41,755
EMS-Chemie Holding AG Registered	45	28,186
Galenica AG Registered[b]	15	16,289
Geberit AG Registered	210	95,607
Givaudan SA Registered	49	94,362
Julius Baer Group Ltd.	1,198	62,400
Kuehne + Nagel International AG Registered	323	48,801
LafargeHolcim Ltd. Registered	2,457	139,208
Lonza Group AG Registered	285	58,263
Nestle SA Registered	16,575	1,276,281
Novartis AG Registered	11,941	918,262
Pargesa Holding SA Bearer	196	14,639
Partners Group Holding AG	90	54,382
Roche Holding AG	3,751	980,848
Schindler Holding AG Participation Certificates	255	52,079
Schindler Holding AG Registered	90	17,865
SGS SA Registered	30	67,477
Sika AG Bearer	11	70,169
Sonova Holding AG Registered	315	46,548
Swatch Group AG (The) Bearer	165	66,020
Swatch Group AG (The) Registered	242	18,768
Swiss Life Holding AG Registered	165	53,671
Swiss Prime Site AG Registered	314	27,206
Swiss Re AG	1,620	140,933
Swisscom AG Registered	137	59,730
Syngenta AG Registered[a]	487	226,218
UBS Group AG	19,440	331,991
Zurich Insurance Group AG	795	219,944

		6,296,307
UNITED KINGDOM — 7.17%
3i Group PLC	4,624	47,470
Aberdeen Asset Management PLC	5,145	18,571
Admiral Group PLC	1,096	28,515
Anglo American PLC[a]	7,785	111,445
Antofagasta PLC	1,875	20,328
Ashtead Group PLC	2,700	56,973
Associated British Foods PLC	1,950	70,891

Security	Shares	Value
AstraZeneca PLC	6,779	$406,724
Auto Trader Group PLC[c]	5,610	29,112
Aviva PLC	21,227	144,040
Babcock International Group PLC	1,397	16,248
BAE Systems PLC	17,220	139,685
Barclays PLC	92,017	252,677
Barratt Developments PLC	5,175	38,798
Berkeley Group Holdings PLC	765	32,245
BHP Billiton PLC	11,295	171,702
BP PLC	101,026	578,358
British American Tobacco PLC	9,991	674,083
British Land Co. PLC (The)	5,760	48,922
BT Group PLC	46,350	182,744
Bunzl PLC	1,890	58,880
Burberry Group PLC	2,430	50,741
Capita PLC	3,480	25,033
Carnival PLC	1,026	63,263
Centrica PLC	29,657	75,932
Cobham PLC	9,568	16,402
Coca-Cola European Partners PLC	1,155	43,681
Coca-Cola HBC AGa	1,019	28,239
Compass Group PLC	8,820	177,781
Croda International PLC	761	37,058
DCC PLC	466	42,986
Diageo PLC	13,487	391,987
Direct Line Insurance Group PLC	7,217	32,605
Dixons Carphone PLC	5,235	22,723
easyJet PLC	945	14,280
Experian PLC	5,220	112,038
Fresnillo PLC	1,245	23,388
G4S PLC	9,210	36,354
GKN PLC	8,460	39,282
GlaxoSmithKline PLC	26,057	522,524
Glencore PLC[a]	65,850	258,690
Hammerson PLC	3,455	26,261
Hargreaves Lansdown PLC	1,528	27,241
Hikma Pharmaceuticals PLC	781	19,572
HSBC Holdings PLC	106,021	873,053
IMI PLC	1,356	22,438
Imperial Brands PLC	5,100	249,541
Inmarsat PLC	2,325	24,590
InterContinental Hotels Group PLC	1,083	57,390
Intertek Group PLC	885	46,554
Intu Properties PLC	4,876	17,392
Investec PLC	3,060	22,625

431

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2017

Security	Shares	Value
ITV PLC	19,770	$53,713
J Sainsbury PLC	8,370	29,822
Johnson Matthey PLC	1,053	40,583
Kingfisher PLC	11,519	50,863
Land Securities Group PLC	4,350	62,244
Legal & General Group PLC	32,400	103,159
Liberty Global PLC LiLAC Class Ca,b	561	12,252
Lloyds Banking Group PLC	340,623	304,951
London Stock Exchange Group PLC	1,665	72,873
Marks & Spencer Group PLC	9,105	43,184
Mediclinic International PLC	2,127	22,592
Meggitt PLC	4,275	25,580
Merlin Entertainments PLC[c]	3,990	26,094
Mondi PLC	1,914	49,549
National Grid PLC	19,927	257,806
Next PLC	795	44,278
Old Mutual PLC	25,929	65,079
Pearson PLC	4,365	36,086
Persimmon PLC	1,635	49,286
Petrofac Ltd.	1,485	15,648
Provident Financial PLC	810	33,576
Prudential PLC	13,665	303,373
Randgold Resources Ltd.	474	41,731
Reckitt Benckiser Group PLC	3,435	316,015
RELX PLC	5,896	119,454
Rio Tinto PLC	6,526	258,525
Rolls-Royce Holdings PLC	9,780	102,741
Royal Bank of Scotland Group PLC[a]	18,152	62,327
Royal Dutch Shell PLC Class A	23,134	599,340
Royal Dutch Shell PLC Class B	20,048	532,359
Royal Mail PLC	4,425	23,043
RSA Insurance Group PLC	5,266	40,605
Sage Group PLC (The)	5,747	49,816
Schroders PLC	630	25,976
Segro PLC	5,202	32,688
Severn Trent PLC	1,230	36,998
Shire PLC	4,839	284,037
Sky PLC	5,385	69,111
Smith & Nephew PLC	4,875	80,099
Smiths Group PLC	2,115	44,875
SSE PLC	5,236	94,227
St. James’s Place PLC	2,787	41,393
Standard Chartered PLC[a]	17,517	163,443
Standard Life PLC	10,200	48,021

Security	Shares	Value
Tate & Lyle PLC	2,565	$25,104
Taylor Wimpey PLC	16,275	42,112
Tesco PLC[a]	44,085	104,517
Travis Perkins PLC	1,395	29,075
TUI AG	2,793	40,579
Unilever PLC	6,840	351,492
United Utilities Group PLC	3,543	44,623
Vodafone Group PLC	142,502	366,972
Weir Group PLC (The)	1,260	32,456
Whitbread PLC	975	50,898
William Hill PLC	4,500	17,087
Wm Morrison Supermarkets PLC	11,955	37,105
Wolseley PLC	1,338	84,890
Worldpay Group PLC[c]	9,467	36,744
WPP PLC	7,005	149,807

		12,712,931
UNITED STATES — 64.83%
3M Co.	3,151	617,060
Abbott Laboratories	9,268	404,456
AbbVie Inc.	8,715	574,667
Accenture PLC Class A	3,331	404,050
Activision Blizzard Inc.	3,123	163,177
Acuity Brands Inc.	225	39,623
Adobe Systems Inc.[a]	2,700	361,098
Advance Auto Parts Inc.	390	55,435
Advanced Micro Devices Inc.[a]	4,095	54,464
AES Corp./VA	3,840	43,430
Aetna Inc.	1,815	245,152
Affiliated Managers Group Inc.	285	47,193
Aflac Inc.	2,190	163,987
AGCO Corp.	422	27,004
Agilent Technologies Inc.	1,755	96,613
AGNC Investment Corp.	1,789	37,694
Air Products & Chemicals Inc.	1,082	152,021
Akamai Technologies Inc.[a]	915	55,760
Albemarle Corp.	570	62,079
Alexandria Real Estate Equities Inc.	435	48,942
Alexion Pharmaceuticals Inc.[a]	1,185	151,419
Align Technology Inc.[a]	345	46,444
Alkermes PLC[a]	780	45,435
Alleghany Corp.[a]	69	42,138
Allergan PLC	1,996	486,745
Alliance Data Systems Corp.	300	74,889
Alliant Energy Corp.	1,170	46,004

432

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2017

Security	Shares	Value
Allstate Corp. (The)	1,995	$162,174
Ally Financial Inc.	2,553	50,549
Alphabet Inc. Class Aa	1,590	1,469,987
Alphabet Inc. Class Ca	1,650	1,494,834
Altria Group Inc.	10,456	750,532
Amazon.com Inc.[a]	2,160	1,997,978
AMERCO	30	11,234
Ameren Corp.	1,320	72,191
American Airlines Group Inc.	810	34,522
American Electric Power Co. Inc.	2,640	179,071
American Express Co.	4,065	322,151
American International Group Inc.	5,460	332,569
American Tower Corp.	2,295	289,032
American Water Works Co. Inc.	930	74,177
Ameriprise Financial Inc.	855	109,312
AmerisourceBergen Corp.	825	67,691
AMETEK Inc.	1,290	73,788
Amgen Inc.	3,961	646,911
Amphenol Corp. Class A	1,639	118,516
Anadarko Petroleum Corp.	2,926	166,841
Analog Devices Inc.	1,965	149,733
Annaly Capital Management Inc.	5,070	59,877
ANSYS Inc.[a]	495	54,529
Antero Resources Corp.[a]	900	19,071
Anthem Inc.	1,380	245,488
AO Smith Corp.	780	42,026
Aon PLC	1,410	168,974
Apache Corp.	2,010	97,766
Apple Inc.	28,557	4,102,213
Applied Materials Inc.	5,731	232,736
Aramark	1,110	40,537
Arch Capital Group Ltd.[a]	705	68,364
Archer-Daniels-Midland Co.	3,195	146,171
Arconic Inc.	2,365	64,635
Arrow Electronics Inc.[a]	495	34,898
Arthur J Gallagher & Co.	915	51,066
Ashland Global Holdings Inc.	330	40,755
Assurant Inc.	369	35,513
AT&T Inc.	32,741	1,297,526
Atmos Energy Corp.	615	49,827
Autodesk Inc.[a]	1,095	98,627
Autoliv Inc.	480	48,091
Automatic Data Processing Inc.	2,430	253,911
AutoNation Inc.[a,b]	420	17,640

Security	Shares	Value
AutoZone Inc.[a]	152	$105,213
AvalonBay Communities Inc.	721	136,875
Avery Dennison Corp.	465	38,693
Avnet Inc.	660	25,535
Axalta Coating Systems Ltd.[a]	1,005	31,527
Axis Capital Holdings Ltd.	570	37,563
Baker Hughes Inc.	2,220	131,801
Ball Corp.	928	71,354
Bank of America Corp.	54,135	1,263,511
Bank of New York Mellon Corp. (The)	5,775	271,771
Baxter International Inc.	2,536	141,204
BB&T Corp.	4,410	190,424
Becton Dickinson and Co.	1,125	210,341
Bed Bath & Beyond Inc.	784	30,380
Berkshire Hathaway Inc. Class Ba	6,570	1,085,430
Best Buy Co. Inc.	1,605	83,155
Biogen Inc.[a]	1,171	317,587
BioMarin Pharmaceutical Inc.[a]	990	94,882
BlackRock Inc.[e]	645	248,048
Boeing Co. (The)	3,105	573,897
BorgWarner Inc.	1,230	52,004
Boston Properties Inc.	795	100,647
Boston Scientific Corp.[a]	7,200	189,936
Bristol-Myers Squibb Co.	8,942	501,199
Brixmor Property Group Inc.	1,704	33,654
Broadcom Ltd.	2,148	474,300
Broadridge Financial Solutions Inc.	675	47,210
Brown-Forman Corp. Class B	1,140	53,945
Bunge Ltd.	750	59,272
CA Inc.	1,515	49,737
Cabot Oil & Gas Corp.	2,460	57,170
Cadence Design Systems Inc.[a]	1,515	49,344
Calpine Corp.[a]	1,815	18,513
Camden Property Trust	480	39,518
Campbell Soup Co.	1,080	62,143
Capital One Financial Corp.	2,595	208,586
Cardinal Health Inc.	1,755	127,395
CarMax Inc.[a]	1,035	60,547
Carnival Corp.	1,901	117,425
Caterpillar Inc.	3,135	320,585
CBRE Group Inc. Class Aa	1,545	55,326
CBS Corp. Class B NVS	2,161	143,836
CDK Global Inc.	736	47,847
CDW Corp./DE	735	43,431

433

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2017

Security	Shares	Value
Celanese Corp. Series A	780	$67,891
Celgene Corp.[a]	4,171	517,413
Centene Corp.[a]	833	61,975
CenterPoint Energy Inc.	2,235	63,765
CenturyLink Inc.	2,835	72,774
Cerner Corp.[a]	1,620	104,895
CF Industries Holdings Inc.	1,230	32,890
CH Robinson Worldwide Inc.	765	55,616
Charles Schwab Corp. (The)	6,330	245,920
Charter Communications Inc. Class Aa	1,148	396,244
Cheniere Energy Inc.[a,b]	1,065	48,298
Chevron Corp.	10,097	1,077,350
Chipotle Mexican Grill Inc.[a]	165	78,288
Chubb Ltd.	2,480	340,380
Church & Dwight Co. Inc.	1,324	65,578
Cigna Corp.	1,365	213,445
Cimarex Energy Co.	496	57,873
Cincinnati Financial Corp.	840	60,556
Cintas Corp.	435	53,274
Cisco Systems Inc.	26,835	914,268
CIT Group Inc.	1,155	53,488
Citigroup Inc.	15,225	900,102
Citizens Financial Group Inc.	2,910	106,826
Citrix Systems Inc.[a]	855	69,204
Clorox Co. (The)	705	94,251
CME Group Inc.	1,810	210,304
CMS Energy Corp.	1,395	63,333
Coach Inc.	1,545	60,858
Coca-Cola Co. (The)	21,720	937,218
Cognizant Technology Solutions Corp. Class Aa	3,240	195,145
Colgate-Palmolive Co.	4,485	323,099
Colony NorthStar Inc. Class A	2,798	36,570
Comcast Corp. Class A	25,652	1,005,302
Comerica Inc.	960	67,872
Conagra Brands Inc.	2,250	87,255
Concho Resources Inc.[a]	745	94,362
ConocoPhillips	6,765	324,111
Consolidated Edison Inc.	1,684	133,508
Constellation Brands Inc. Class A	930	160,462
Continental Resources Inc./OKa,b	510	21,629
Cooper Companies Inc. (The)	255	51,084
Core Laboratories NV	210	23,272
Corning Inc.	4,995	144,106

Security	Shares	Value
CoStar Group Inc.[a]	180	$43,360
Costco Wholesale Corp.	2,342	415,752
Coty Inc. Class A	2,844	50,765
CR Bard Inc.	405	124,529
Crown Castle International Corp.	1,950	184,470
Crown Holdings Inc.[a]	765	42,909
CSX Corp.	4,976	252,980
Cummins Inc.	885	133,582
CVS Health Corp.	5,760	474,854
Danaher Corp.	3,405	283,739
Darden Restaurants Inc.	675	57,503
DaVita Inc.[a]	930	64,179
Deere & Co.	1,440	160,718
Dell Technologies Inc. Class V Class Va	1,143	76,707
Delphi Automotive PLC	1,470	118,188
Delta Air Lines Inc.	1,050	47,712
DENTSPLY SIRONA Inc.	1,290	81,580
Devon Energy Corp.	2,655	104,846
DexCom Inc.[a]	435	33,913
Diamondback Energy Inc.[a]	420	41,933
Dick’s Sporting Goods Inc.	510	25,781
Digital Realty Trust Inc.	822	94,398
Discover Financial Services	2,100	131,439
Discovery Communications Inc. Class Aa	780	22,448
Discovery Communications Inc. Class C NVS[a]	1,185	33,156
DISH Network Corp. Class Aa	1,201	77,392
Dollar General Corp.	1,530	111,246
Dollar Tree Inc.[a]	1,245	103,049
Dominion Resources Inc./VA	3,256	252,112
Domino’s Pizza Inc.	255	46,254
Dover Corp.	855	67,442
Dow Chemical Co. (The)	6,000	376,800
DR Horton Inc.	1,785	58,709
Dr Pepper Snapple Group Inc.	960	87,984
DTE Energy Co.	990	103,544
Duke Energy Corp.	3,645	300,712
Duke Realty Corp.	1,755	48,666
Dun & Bradstreet Corp. (The)	195	21,374
DXC Technology Co.[a]	1,466	110,448
E*TRADE Financial Corp.[a]	1,560	53,898
Eastman Chemical Co.	795	63,401
Eaton Corp. PLC	2,371	179,342
Eaton Vance Corp. NVS	570	24,470

434

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2017

Security	Shares	Value
eBay Inc.[a]	5,805	$193,945
Ecolab Inc.	1,410	182,017
Edgewell Personal Care Co.[a]	257	18,373
Edison International	1,710	136,749
Edwards Lifesciences Corp.[a]	1,170	128,314
EI du Pont de Nemours & Co.	4,666	372,113
Electronic Arts Inc.[a]	1,635	155,031
Eli Lilly & Co.	5,370	440,662
Emerson Electric Co.	3,450	207,966
Entergy Corp.	975	74,353
Envision Healthcare Corp.[a]	596	33,394
EOG Resources Inc.	3,105	287,212
EQT Corp.	930	54,070
Equifax Inc.	630	85,245
Equinix Inc.[b]	405	169,168
Equity Residential	1,932	124,769
Essex Property Trust Inc.	364	88,987
Estee Lauder Companies Inc. (The) Class A	1,202	104,742
Everest Re Group Ltd.	227	57,138
Eversource Energy	1,757	104,366
Exelon Corp.	4,877	168,891
Expedia Inc.	663	88,656
Expeditors International of Washington Inc.	915	51,322
Express Scripts Holding Co.[a]	3,345	205,182
Extra Space Storage Inc.	765	57,780
Exxon Mobil Corp.	22,125	1,806,506
F5 Networks Inc.[a]	375	48,424
Facebook Inc. Class Aa	12,541	1,884,285
Fastenal Co.	1,470	65,680
Federal Realty Investment Trust	375	49,084
FedEx Corp.	1,335	253,249
Fidelity National Information Services Inc.	1,620	136,388
Fifth Third Bancorp.	4,170	101,873
First Data Corp. Class Aa	1,605	25,070
First Republic Bank/CA	765	70,732
FirstEnergy Corp.	2,280	68,263
Fiserv Inc.[a]	1,189	141,657
FleetCor Technologies Inc.[a]	495	69,864
Flex Ltd.[a]	3,195	49,395
FLIR Systems Inc.	765	28,098
Flowserve Corp.	735	37,389
Fluor Corp.	720	36,950

Security	Shares	Value
FMC Corp.	724	$53,019
FNF Group	1,381	56,552
Foot Locker Inc.	765	59,165
Ford Motor Co.	19,875	227,966
Fortinet Inc.[a]	720	28,080
Fortive Corp.	1,633	103,304
Fortune Brands Home & Security Inc.	830	52,904
Franklin Resources Inc.	1,965	84,711
Freeport-McMoRan Inc.[a]	6,931	88,370
Frontier Communications Corp.	6,510	12,239
Gap Inc. (The)	1,260	33,012
Garmin Ltd.	645	32,792
Gartner Inc.[a]	452	51,569
General Dynamics Corp.	1,350	261,616
General Electric Co.	47,521	1,377,634
General Mills Inc.	3,182	182,997
General Motors Co.	7,395	256,163
Genuine Parts Co.	766	70,487
GGP Inc.	2,985	64,506
Gilead Sciences Inc.	7,035	482,249
Global Payments Inc.	855	69,905
Goldman Sachs Group Inc. (The)	1,935	433,053
Goodyear Tire & Rubber Co. (The)	1,457	52,787
H&R Block Inc.	1,230	30,492
Halliburton Co.	4,560	209,213
Hanesbrands Inc.	2,160	47,110
Harley-Davidson Inc.	1,037	58,912
Harris Corp.	661	73,959
Hartford Financial Services Group Inc. (The)	2,100	101,556
Hasbro Inc.	630	62,439
HCA Holdings Inc.[a]	1,545	130,104
HCP Inc.	2,640	82,764
Helmerich & Payne Inc.	627	38,021
Henry Schein Inc.[a]	450	78,210
Hershey Co. (The)	750	81,150
Hess Corp.	1,695	82,767
Hewlett Packard Enterprise Co.	8,859	165,043
Hilton Worldwide Holdings Inc.	1,060	62,508
HollyFrontier Corp.	915	25,748
Hologic Inc.[a]	1,336	60,320
Home Depot Inc. (The)	6,506	1,015,587
Honeywell International Inc.	3,855	505,545
Hormel Foods Corp.	1,650	57,882

435

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2017

Security	Shares	Value
Host Hotels & Resorts Inc.	3,930	$70,543
HP Inc.	9,084	170,961
Humana Inc.	795	176,474
Huntington Bancshares Inc./OH	5,910	76,003
Huntington Ingalls Industries Inc.	240	48,214
IDEXX Laboratories Inc.[a]	465	77,994
IHS Markit Ltd.[a]	2,040	88,536
Illinois Tool Works Inc.	1,740	240,277
Illumina Inc.[a]	795	146,964
Incyte Corp.[a]	901	111,976
Ingersoll-Rand PLC	1,321	117,239
Ingredion Inc.	360	44,575
Intel Corp.	25,590	925,078
Intercontinental Exchange Inc.	3,225	194,145
International Business Machines Corp.	4,846	776,765
International Flavors & Fragrances Inc.	420	58,208
International Paper Co.	1,995	107,670
Interpublic Group of Companies Inc. (The)	2,295	54,093
Intuit Inc.	1,305	163,399
Intuitive Surgical Inc.[a]	195	162,995
Invesco Ltd.	2,115	69,668
Iron Mountain Inc.	1,307	45,431
Jacobs Engineering Group Inc.	660	36,247
Jazz Pharmaceuticals PLC[a]	330	52,562
JB Hunt Transport Services Inc.	495	44,382
JM Smucker Co. (The)	630	79,834
Johnson & Johnson	14,596	1,802,168
Johnson Controls International PLC	5,026	208,931
Jones Lang LaSalle Inc.	225	25,844
JPMorgan Chase & Co.	19,200	1,670,400
Juniper Networks Inc.	1,875	56,381
Kansas City Southern	600	54,042
Kellogg Co.	1,410	100,110
KeyCorp	5,336	97,329
Kimberly-Clark Corp.	1,920	249,120
Kimco Realty Corp.	2,190	44,435
Kinder Morgan Inc./DE	10,471	216,017
KLA-Tencor Corp.	780	76,612
Kohl’s Corp.	990	38,640
Kraft Heinz Co. (The)	3,210	290,152
Kroger Co. (The)	4,815	142,765
L Brands Inc.	1,335	70,501
L3 Technologies Inc.	420	72,143

Security	Shares	Value
Laboratory Corp. of America Holdings[a]	563	$78,904
Lam Research Corp.	870	126,019
Las Vegas Sands Corp.	2,355	138,921
Lear Corp.	364	51,928
Leggett & Platt Inc.	675	35,465
Lennar Corp. Class A	930	46,965
Leucadia National Corp.	1,650	41,894
Level 3 Communications Inc.[a]	1,659	100,801
Liberty Broadband Corp. Class Ca	526	47,950
Liberty Global PLC Series Aa	1,187	42,044
Liberty Global PLC Series C NVS[a]	3,451	119,439
Liberty Interactive Corp. QVC Group Series Aa	2,385	50,514
Liberty Media Corp.-Liberty SiriusXM Class Aa	487	18,555
Liberty Media Corp.-Liberty SiriusXM Class Ca	1,068	40,573
Liberty Property Trust	780	31,645
Lincoln National Corp.	1,185	78,127
LKQ Corp.[a]	1,635	51,077
Lockheed Martin Corp.	1,406	378,847
Loews Corp.	1,530	71,329
Lowe’s Companies Inc.	4,695	398,512
lululemon athletica Inc.[a]	570	29,640
LyondellBasell Industries NV Class A	1,980	167,825
M&T Bank Corp.	765	118,889
Macerich Co. (The)	587	36,646
Macquarie Infrastructure Corp.	405	32,955
Macy’s Inc.	1,650	48,213
Mallinckrodt PLC[a]	615	28,856
ManpowerGroup Inc.	405	40,897
Marathon Oil Corp.	4,365	64,908
Marathon Petroleum Corp.	2,790	142,123
Markel Corp.[a]	75	72,720
Marriott International Inc./MD Class A	1,785	168,540
Marsh & McLennan Companies Inc.	2,805	207,935
Martin Marietta Materials Inc.	330	72,663
Marvell Technology Group Ltd.	2,595	38,977
Masco Corp.	1,803	66,747
MasterCard Inc. Class A	5,161	600,328
Mattel Inc.	1,845	41,365
Maxim Integrated Products Inc.	1,545	68,212
McCormick & Co. Inc./MD	615	61,438
McDonald’s Corp.	4,412	617,371

436

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2017

Security	Shares	Value
McKesson Corp.	1,215	$168,022
Mead Johnson Nutrition Co.	1,005	89,164
MEDNAX Inc.[a]	405	24,446
Medtronic PLC	7,486	622,012
MercadoLibre Inc.	225	51,505
Merck & Co. Inc.	14,776	920,988
MetLife Inc.	4,923	255,061
Mettler-Toledo International Inc.[a]	135	69,312
MGM Resorts International	2,370	72,783
Michael Kors Holdings Ltd.[a]	960	35,837
Microchip Technology Inc.	1,155	87,295
Micron Technology Inc.[a]	5,499	152,157
Microsoft Corp.	39,384	2,696,229
Mid-America Apartment Communities Inc.	615	61,014
Middleby Corp. (The)[a]	285	38,797
Mohawk Industries Inc.[a]	345	81,003
Molson Coors Brewing Co. Class B	975	93,493
Mondelez International Inc. Class A	8,250	371,497
Monsanto Co.	2,370	276,366
Monster Beverage Corp.[a]	2,115	95,979
Moody’s Corp.	886	104,832
Morgan Stanley	7,680	333,082
Mosaic Co. (The)	1,740	46,858
Motorola Solutions Inc.	840	72,215
MSCI Inc.	495	49,658
Murphy Oil Corp.	870	22,777
Mylan NVa	2,369	88,482
Nasdaq Inc.	645	44,421
National Oilwell Varco Inc.	1,995	69,765
National Retail Properties Inc.	825	34,832
Navient Corp.	1,605	24,396
NetApp Inc.	1,530	60,970
Netflix Inc.[a]	2,296	349,451
New York Community Bancorp. Inc.	2,745	36,481
Newell Brands Inc.	2,395	114,337
Newfield Exploration Co.[a]	1,170	40,505
Newmont Mining Corp.	2,850	96,358
News Corp. Class A	2,058	26,178
NextEra Energy Inc.	2,475	330,561
Nielsen Holdings PLC	1,950	80,203
NIKE Inc. Class B	7,111	394,021
NiSource Inc.	1,770	42,923
Noble Energy Inc.	2,280	73,712
Nordstrom Inc.	646	31,182

Security	Shares	Value
Norfolk Southern Corp.	1,590	$186,809
Northern Trust Corp.	1,155	103,950
Northrop Grumman Corp.	915	225,053
Norwegian Cruise Line Holdings Ltd.[a]	900	48,537
Nuance Communications Inc.[a]	1,350	24,152
Nucor Corp.	1,650	101,194
NVIDIA Corp.	2,851	297,359
O’Reilly Automotive Inc.[a]	510	126,556
Occidental Petroleum Corp.	4,050	249,237
OGE Energy Corp.	1,050	36,519
Omnicom Group Inc.	1,290	105,935
ONEOK Inc.	1,141	60,028
Oracle Corp.	16,275	731,724
PACCAR Inc.	1,845	123,117
Packaging Corp. of America	510	50,378
Palo Alto Networks Inc.[a]	480	52,037
Parker-Hannifin Corp.	705	113,364
Parsley Energy Inc. Class Aa	1,140	33,961
Patterson Companies Inc.	465	20,688
Paychex Inc.	1,770	104,926
PayPal Holdings Inc.[a]	5,808	277,158
Pentair PLC	902	58,188
People’s United Financial Inc.	1,530	26,729
PepsiCo Inc.	7,601	861,041
Perrigo Co. PLC	780	57,673
Pfizer Inc.	32,491	1,102,095
PG&E Corp.	2,610	175,000
Philip Morris International Inc.	8,340	924,406
Phillips 66	2,490	198,104
Pinnacle West Capital Corp.	570	48,501
Pioneer Natural Resources Co.	930	160,881
Plains GP Holdings LP Class A	938	27,924
PNC Financial Services Group Inc. (The)[e]	2,575	308,356
Polaris Industries Inc.[b]	330	28,136
PPG Industries Inc.	1,455	159,817
PPL Corp.	3,660	139,483
Praxair Inc.	1,501	187,595
Priceline Group Inc. (The)[a]	270	498,641
Principal Financial Group Inc.	1,575	102,580
Procter & Gamble Co. (The)	13,641	1,191,269
Progressive Corp. (The)	3,180	126,310
Prologis Inc.	2,760	150,172
Prudential Financial Inc.	2,340	250,450
Public Service Enterprise Group Inc.	2,700	118,935

437

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2017

Security	Shares	Value
Public Storage	780	$163,316
PulteGroup Inc.	1,725	39,106
PVH Corp.	435	43,948
Qorvo Inc.[a]	750	51,023
QUALCOMM Inc.	7,860	422,396
Quest Diagnostics Inc.	735	77,550
Quintiles IMS Holdings Inc.[a]	803	67,677
Ralph Lauren Corp.	330	26,638
Range Resources Corp.	946	25,060
Raymond James Financial Inc.	736	54,847
Raytheon Co.	1,605	249,112
Realty Income Corp.[b]	1,365	79,648
Red Hat Inc.[a]	960	84,557
Regency Centers Corp.	735	46,437
Regeneron Pharmaceuticals Inc.[a]	420	163,166
Regions Financial Corp.	6,930	95,287
Reinsurance Group of America Inc.	300	37,512
RenaissanceRe Holdings Ltd.	228	32,415
Republic Services Inc.	1,320	83,147
ResMed Inc.	780	53,032
Reynolds American Inc.	4,683	302,053
Rite Aid Corp.[a]	5,985	23,940
Robert Half International Inc.	705	32,465
Rockwell Automation Inc.	720	113,292
Rockwell Collins Inc.	861	89,621
Roper Technologies Inc.	540	118,098
Ross Stores Inc.	2,116	137,540
Royal Caribbean Cruises Ltd.	945	100,737
S&P Global Inc.	1,440	193,234
Sabre Corp.	1,065	24,932
salesforce.com Inc.[a]	3,407	293,411
SBA Communications Corp.[a]	690	87,278
SCANA Corp.	675	44,759
Schlumberger Ltd.	7,461	541,594
Scripps Networks Interactive Inc. Class A	420	31,382
Seagate Technology PLC	1,560	65,723
Sealed Air Corp.	1,035	45,561
Seattle Genetics Inc.[a]	495	33,809
SEI Investments Co.	795	40,314
Sempra Energy	1,260	142,405
Sensata Technologies Holding NVa,b	885	36,444
ServiceNow Inc.[a]	870	82,198
Sherwin-Williams Co. (The)	421	140,900
Signature Bank/New York NYa	270	37,382

Security	Shares	Value
Signet Jewelers Ltd.	285	$18,764
Simon Property Group Inc.	1,665	275,158
Sirius XM Holdings Inc.[b]	7,845	38,833
Skyworks Solutions Inc.	1,020	101,735
SL Green Realty Corp.	615	64,532
Snap-on Inc.	315	52,772
Southern Co. (The)	5,220	259,956
Southwest Airlines Co.	930	52,285
Southwestern Energy Co.[a]	2,580	19,376
Spectrum Brands Holdings Inc.	120	17,248
Splunk Inc.[a,b]	692	44,503
Sprint Corp.[a,b]	4,500	40,635
Stanley Black & Decker Inc.	795	108,239
Staples Inc.	3,390	33,120
Starbucks Corp.	7,815	469,369
State Street Corp.	2,115	177,448
Stericycle Inc.[a]	435	37,123
Stryker Corp.	1,800	245,466
SunTrust Banks Inc.	2,655	150,831
Symantec Corp.	3,330	105,328
Synchrony Financial	4,501	125,128
Synopsys Inc.[a]	840	61,908
Sysco Corp.	2,835	149,886
T Rowe Price Group Inc.	1,365	96,765
T-Mobile U.S. Inc.[a]	1,530	102,923
Targa Resources Corp.	900	49,617
Target Corp.	2,820	157,497
TD Ameritrade Holding Corp.	1,440	55,109
TE Connectivity Ltd.	1,950	150,871
TechnipFMC PLC[a]	2,400	72,312
TEGNA Inc.	1,169	29,786
Teleflex Inc.	225	46,550
Tesla Inc.[a,b]	705	221,419
Tesoro Corp.	660	52,609
Texas Instruments Inc.	5,342	422,980
Textron Inc.	1,365	63,691
Thermo Fisher Scientific Inc.	2,100	347,193
Tiffany & Co.	690	63,238
Time Warner Inc.	4,185	415,445
TJX Companies Inc. (The)	3,300	259,512
Toll Brothers Inc.	929	33,435
Torchmark Corp.	690	52,930
Total System Services Inc.	855	49,000
Tractor Supply Co.	675	41,789

438

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2017

Security	Shares	Value
TransDigm Group Inc.	289	$71,305
Travelers Companies Inc. (The)	1,545	187,965
Trimble Inc.[a]	1,380	48,893
TripAdvisor Inc.[a]	616	27,726
Twenty-First Century Fox Inc. Class A	5,670	173,162
Twenty-First Century Fox Inc. Class B	2,295	68,529
Twitter Inc.[a,b]	3,015	49,687
Tyson Foods Inc. Class A	1,605	103,137
U.S. Bancorp.	9,240	473,827
UDR Inc.	1,395	52,089
UGI Corp.	975	48,906
Ulta Salon Cosmetics & Fragrance Inc.[a]	315	88,654
Under Armour Inc. Class Aa,b	972	20,888
Under Armour Inc. Class Ca,b	977	18,964
Union Pacific Corp.	4,455	498,782
United Continental Holdings Inc.[a]	390	27,382
United Parcel Service Inc. Class B	3,675	394,915
United Rentals Inc.[a]	405	44,412
United Technologies Corp.	4,245	505,113
United Therapeutics Corp.[a]	255	32,054
UnitedHealth Group Inc.	5,175	905,004
Universal Health Services Inc. Class B	495	59,776
Unum Group	1,170	54,206
Valero Energy Corp.	2,520	162,817
Valspar Corp. (The)	390	43,852
Vantiv Inc. Class Aa	825	51,183
Varian Medical Systems Inc.[a]	540	49,000
Ventas Inc.	1,972	126,228
VEREIT Inc.	5,925	49,592
VeriSign Inc.[a,b]	540	48,017
Verisk Analytics Inc. Class Aa	882	73,038
Verizon Communications Inc.	21,835	1,002,445
Vertex Pharmaceuticals Inc.[a]	1,335	157,930
VF Corp.	1,830	99,973
Viacom Inc. Class B NVS	1,875	79,800
Visa Inc. Class A	10,007	912,839
VMware Inc. Class Aa,b	420	39,530
Vornado Realty Trust	900	86,616
Voya Financial Inc.	1,185	44,295
Vulcan Materials Co.	720	87,034
WABCO Holdings Inc.[a]	288	34,235
Wabtec Corp./DE	510	42,784
Wal-Mart Stores Inc.	8,267	621,513
Walgreens Boots Alliance Inc.	4,907	424,652
Walt Disney Co. (The)	8,057	931,389

Security	Shares	Value
Waste Connections Inc.	900	$82,818
Waste Management Inc.	2,385	173,580
Waters Corp.[a]	436	74,072
Weatherford International PLC[a,b]	4,815	27,783
WEC Energy Group Inc.	1,694	102,521
Wells Fargo & Co.	25,516	1,373,781
Welltower Inc.	2,054	146,738
Westar Energy Inc.	705	36,681
Western Digital Corp.	1,472	131,111
Western Union Co. (The)	2,775	55,112
WestRock Co.	1,349	72,252
Weyerhaeuser Co.	4,110	139,206
Whirlpool Corp.	420	77,986
Whole Foods Market Inc.	1,725	62,738
Williams Companies Inc. (The)	4,635	141,970
Willis Towers Watson PLC	716	94,956
Workday Inc. Class Aa	627	54,800
WR Berkley Corp.	570	38,749
WR Grace & Co.	390	27,191
WW Grainger Inc.	315	60,700
Wyndham Worldwide Corp.	600	57,186
Wynn Resorts Ltd.	435	53,509
Xcel Energy Inc.	2,760	124,338
Xerox Corp.	4,650	33,434
Xilinx Inc.	1,335	84,252
XL Group Ltd.	1,320	55,242
Xylem Inc./NY	1,020	52,438
Yahoo! Inc.[a]	4,760	229,480
Yum! Brands Inc.	1,907	125,385
Zayo Group Holdings Inc.[a]	795	27,881
Zillow Group Inc. Class Ca,b	555	21,645
Zimmer Biomet Holdings Inc.	1,125	134,606
Zoetis Inc.	2,534	142,183

		115,010,304

TOTAL COMMON STOCKS (Cost: $146,517,280)		176,197,127

PREFERRED STOCKS — 0.25%

GERMANY — 0.22%
Bayerische Motoren Werke AG, Preference Shares	315	25,891
Fuchs Petrolub SE, Preference Shares	330	17,017
Henkel AG & Co. KGaA, Preference Shares	960	130,674

439

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2017

Security	Shares	Value
Porsche Automobil Holding SE, Preference Shares	825	$48,252
Schaeffler AG, Preference Shares	855	14,725
Volkswagen AG, Preference Shares	990	156,912

		393,471

ITALY — 0.03%
Intesa Sanpaolo SpA, Preference Shares	5,055	13,817
Telecom Italia SpA/Milano, Preference Shares	37,260	26,596

		40,413

UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC, Preference Shares	694,380	898

		898

TOTAL PREFERRED STOCKS (Cost: $473,427)		434,782

RIGHTS — 0.00%

UNITED KINGDOM — 0.00%
Cobham PLC (Expires 05/04/17)[a,b]	3,827	2,822

		2,822

TOTAL RIGHTS (Cost: $4,594)		2,822

SHORT-TERM INVESTMENTS — 1.91%

MONEY MARKET FUNDS — 1.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[f,g,h]	3,305,628	3,306,950

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[f,g]	74,004	$74,004

		3,380,954

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,379,905)		3,380,954

TOTAL INVESTMENTS IN SECURITIES — 101.48% (Cost: $150,375,206)[i]		180,015,685
Other Assets, Less Liabilities — (1.48)%		(2,618,658)

NET ASSETS — 100.00%		$177,397,027

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $151,757,647. Net unrealized appreciation was $28,258,038, of which $48,213,978 represented gross unrealized appreciation on securities and $19,955,940 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	1,118	—	(473)	645	$248,048	$4,567	$78,484
PNC Financial Services Group Inc. (The)	4,966	—	(2,391)	2,575	308,356	4,323	49,238

					$556,404	$8,890	$127,722

440

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$176,197,127	$—	$0	[a]	$176,197,127
Preferred stocks	433,884	898	—		434,782
Rights	2,822	—	—		2,822
Money market funds	3,380,954	—	—		3,380,954

Total	$180,014,787	$898	$0	[a]	$180,015,685

[a]	Rounds to less than $1.

441

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this
Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: June 29, 2017

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 29, 2017